485BPOS		FILE NOS. 333-143195
ALLIANZ VISION NEW YORK (LEGACY)		811-05716
		CLASS I.D. C000051278
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.	55	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	272	X

(CHECK APPROPRIATE BOX OR BOXES.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(EXACT NAME OF REGISTRANT)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(NAME OF DEPOSITOR)

28 LIBERTY STREET, 38TH FLOOR, NEW YORK, NEW YORK 10005-1422
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(212) 586-7733
(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
28 LIBERTY STREET, 38TH FLOOR
NEW YORK, NEW YORK 10005-1422
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:
STEWART D. GREGG, SENIOR SECURITIES COUNSEL
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
(763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE BOX):
IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
X		ON APRIL 30, 2021 PURSUANT TO PARAGRAPH (B) OF RULE 485
60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
ON (DATE) PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING:
THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING: APRIL 30, 2021
TITLES OF SECURITIES BEING REGISTERED: INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in the Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-171428 and 811-05716 filed on April 19, 2021. All applicable filing fees have been paid.

PART A – PROSPECTUS

NOTICE OF SUBSTITUTION
Dated April 30, 2021

Allianz Life Insurance Company of North America
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
(collectively, “Allianz Life”)
This notice supplements certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

This Notice is to inform you that Allianz Life has obtained an order from the U.S. Securities and Exchange Commission (“SEC”) permitting Allianz Life to substitute shares of the Target Funds listed below with shares of the corresponding Destination Funds, owned through variable insurance products issued by Allianz Life. In other words, any shares of the Target Funds included below, that you hold through an Allianz Life variable product, will be replaced on the date of the substitution (anticipated to be June 18, 2021) with shares of the Destination Fund. You will receive a confirmation following the substitution.
Target Fund	Destination Fund
BlackRock Global Allocation V.I. Fund, Class III	AZL Moderate Index Strategy Fund
BNY MellonVIF Appreciation Portfolio, Service Class	AZL S&P 500 Index Fund, Class 2
Fidelity VIP FundsManager 50% Portfolio, Service Class 2	AZL Balanced Index Strategy Fund
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	AZL Moderate Index Strategy Fund
Franklin Allocation VIP Fund, Class 2	AZL Moderate Index Strategy Fund
Franklin Income VIP Fund, Class 1 Franklin Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 1 Franklin Mutual Shares VIP Fund, Class 2	AZL Russell 1000 Value Index Fund, Class 1 AZL Russell 1000 Value Index Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2
PIMCO All Asset Portfolio, Administrative Class	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
PIMCO Dynamic Bond Portfolio, Administrative Class	PIMCO Total Return Portfolio, Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO Global Core Bond (Hedged) Portfolio, Administrative Class
PIMCO Global Managed Asset Allocation Portfolio, Administrative Class	PIMCO Balanced Allocation Portfolio, Administrative Class
Templeton Growth VIP Fund, Class 1 Templeton Growth VIP Fund, Class 2	AZL MSCI Global Equity Index Fund, Class 1 AZL MSCI Global Equity Index Fund, Class 2

From the date of this Notice through the date of the substitution, you are permitted to transfer all or a portion of your Contract value invested in any subaccount investing in the Target Funds into other available Investment Options available to you under your Contract, without any limitation or charge on the transfer and without the transfer being counted as a transfer for purposes of transfer limitations and fees. In addition, if you do not exercise this free transfer right prior to the substitution, for a period of 60 days after the substitution, you may transfer Contract value invested in the Destination Funds into any one or more other
PRO-001-0421     Page 1 of 2

Investment Options available to you under your Contract, again without any limitation or charge on transfers. Any transfers you may make pursuant to this free transfer right will be subject to the restrictions on Investment Option allocations set forth in your Contract. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life will not impose any additional transfer restrictions on this transfer.
If you do not transfer your Contract value from any of the Target Funds prior to the date of the substitution, that amount, at relative net asset value, will be automatically transferred to the corresponding Destination Fund on the date of substitution. This automatic transfer will not count toward the number of free transfers available under your Contract, and you will not be assessed a transfer or any other fee for this automatic transfer.
Except for limitations imposed by a living benefit rider, or as described in the market timing limitations of the prospectus, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers out of any Destination Fund during the free transfer period.
Allianz Life will send you an additional Notice within five days after the substitution has occurred. The Post-Substitution Notice will remind you of your right, for a period of 60 days following the date of substitution, to transfer from the Destination Funds into one or more other Investment Options available to you under your Contract, if you have not already exercised your free transfer rights.
We will send to you separately the prospectus for each Destination Fund applicable to you. If you would like further information or a prospectus, free of charge, for any of the Investment Options available under your Contract, or if you would like to make a transfer of your Contract value, please contact your financial professional or call our Service Center toll-free at 800.624.0197. Further information is also available on our website at www.allianzlife.com.

PRO-001-0421     Page 2 of 2

SUPPLEMENT DATED APRIL 30, 2021
To the following variable annuity prospectuses dated April 30, 2021:
ALLIANZ VISIONSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ HIGH FIVESM
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
or
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference. See the
Investment Option prospectuses for any additional information.

Section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase

We are adding a second sentence to the last paragraph in this section as follows:

Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.

PRO-002-0421
(VSN-400, VSN-159, CNT-400, CNT-062WW, VNY-400, VNY-146, HFV-001)

ALLIANZ VisionSM New York VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® of NY Variable Account C and Allianz Life Insurance Company of New York
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract previously offered the following optional benefits for an additional charge.
•	Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector was available from July 22, 2009 through February 28, 2021 and is described in section 11.a.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
•	Maximum Anniversary Death Benefit locks in any annual investment gains (Maximum Anniversary Value) to potentially provide an increased death benefit. The Maximum Anniversary Death Benefit was only available at issue. Section 11.b describes the Maximum Anniversary Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix G describes the original Maximum Anniversary Death Benefit available from September 20, 2010 through April 29, 2011, and the second Maximum Anniversary Death Benefit available from May 2, 2011 through April 27, 2012.
•	Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments). Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Bonus Option was available at issue from October 1, 2007 through April 26, 2013 and is described in section 11.c.
•	Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 30, 2012 through April 24, 2015 and is described in Appendix J.
•	Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from July 22, 2009 through October 16, 2016 and is described in Appendix K.
If you have the Maximum Anniversary Death Benefit, you must also have either one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector  (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Maximum Anniversary Death Benefit.
If you have an investment adviser and choose to pay their fees from this Contract, the deduction of this adviser fee is in addition to this Contract’s fees and expenses, may be subject to a withdrawal charge, reduces your guaranteed values, reduces any lifetime payments, and may be subject to federal and state income taxes and a 10% additional federal tax.
All guarantees under the Contract are the obligations of Allianz Life of New York and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life of New York that you ought to know before investing including material state variations. This prospectus was not offered in

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021

any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life of NY Variable Account C is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity previously offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com/new-york.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 30, 2021
Versions of the Contract and Optional Benefits Described in this Prospectus
This prospectus contains information on two different versions of the VisionSM New York Contract. “Version A Contracts” were issued on or prior to April 29, 2011(Registration Statement No. 333-143195). “Version B Contracts” were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171428). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.
The table below lists the optional benefits that were previously offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector, for example (05.11), is located in your rider. If you have questions about which version of VisionSM New York Contract or optional benefits you have, please contact our Service Center at the toll-free telephone number listed at the back of this prospectus.

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
 2

Prospectus section or Appendix	Contract Version	Benefit Version Identifier	Available From	Available Through
11.a – Income Protector	A	(08.09)	July 22, 2009	April 30, 2010
	A	(05.10)	May 3, 2010	April 29, 2011
	A and B	(05.11)	May 2, 2011	January 20, 2012
	A and B	(01.12)	January 23, 2012	April 27, 2012
	A(1) and B	(05.12)	April 30, 2012	July 20, 2012
	A(1) and B	(07.12)	July 23, 2012	October 12, 2012
	A(1) and B	(10.12)	October 15, 2012	April 24, 2015
	A(1) and B	(04.15, 04.16)	April 27, 2015	May 2, 2016
	A(1) and B	(05.16, 06.16)	May 3, 2016	July 4, 2016
	A(1) and B	(07.16, 08.16)	July 5, 2016	September 5, 2016
	A(1) and B	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	A(1) and B	(12.16)	December 6, 2017	January 2, 2017
	A(1) and B	(01.17, 02.17)	January 3, 2017	March 6,2017
	A(1) and B	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17)	March 7, 2017	December 4, 2017
	A(1) and B	(12.17, 01.18, 02.18)	December 5, 2017	March 5, 2018
	A(1) and B	(03.18, 04.18, 05.18, 06.18, 07.18)	March 6, 2018	August 6, 2018
	A(1) and B	(08.18, 09.18, 10.18)	August 7, 2018	November 5, 2018
	A(1) and B	(11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2, 05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20)	November 6, 2018	April 6, 2020
	A(1) and B	(04.20v1, 04.20v2, 05.20, 06.20, 07.20, 08.20v1, 08.20v2)	April 7, 2020	September 7, 2020
	A(1) and B	(09.20, 10.20, 11.20, 12.20, 01.21, 02.21)	September 8, 2020	February 28, 2021
11.b – Maximum Anniversary Death Benefit:	B		April 30, 2012	April 26, 2013
11.c – Bonus Option	A and B		October 1, 2007	April 26, 2013
D – Lifetime Benefits:
Lifetime Plus Benefit	A		October 1, 2007	March 31, 2009
Lifetime Plus 8 Benefit	A		August 7, 2008	March 31, 2009
E – Target Date Benefits:
Target Date Retirement Benefit	A		May 1, 2008	January 23, 2009
Target Date 10 Benefit	A		January 26, 2009	March 31, 2009
F – Quarterly Value Death Benefit	A		October 1, 2007	March 7, 2010
G – Maximum Anniversary Death Benefits:
Original Maximum Anniversary Death Benefit	A		September 20, 2010	April 29, 2011
Second Maximum Anniversary Death Benefit	B		May 2, 2011	April 27, 2012
H – Short Withdrawal Charge Option	A and B		October 1, 2007	July 23, 2012
I – No Withdrawal Charge Option	A		May 1, 2008	March 31, 2009
	A and B		July 22, 2009	July 23, 2012
J – Income Focus	B	(05.12, 07.12)	April 30, 2012	April 24, 2015
K – Investment Protector	A	(08.09)	July 22, 2009	April 30, 2010
	A and B	(05.10)	May 3, 2010	January 20, 2012
	A and B	(01.12)	January 23, 2012	April 27, 2012
	A(1) and B	(01.12, 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	April 30, 2012	October 16, 2016
(1)	Available on Version A Contracts issued on or after April 1, 2009.

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
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If you have a benefit that restricts access to Investment Options, your available Investment Options are listed in the section that describes that benefit. For example, the Investment Options available with Investment Protector are listed in Appendix K. Certain Investment Options that are closed and are no longer available for selection are discussed in Appendix L.
CURRENTLY AVAILABLE INVESTMENT OPTIONS
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Global Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus FundBLACKROCK
AZL® Enhanced Bond Index Fund
AZL® Government Money Market Fund	BLACKROCK (continued)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond FundGATEWAY
AZL® Gateway Fund	J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
METWEST
AZL® MetWest Total Return Bond Fund
MFS
MFS VIT Total Return Bond Portfolio
PIMCO
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
 4

THE CONTRACT IS NO LONGER OFFERED FOR SALE.

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
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Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021

 6

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
 7

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.
8% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 8 Benefit described in Appendix D.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you have the Maximum Anniversary Death Benefit described in section 11.b. Additional Required Benefits include one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector .
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. Section 11.a also includes historical Annual Increase Percentage rates for all versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix J.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a or under the Lifetime Benefits as discussed in Appendix D.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits as discussed in Appendix D, or Income Focus Payments under Income Focus as discussed in Appendix J.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under the Lifetime Benefits as discussed in Appendix D, or under Income Focus as discussed in Appendix J.
Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 as discussed in section 11.c. This benefit has an additional M& E charge and a higher and longer withdrawal charge schedule.

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
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Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. The Contract Value includes any applicable bonus.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2, or under the Lifetime Benefits as discussed in Appendix D. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix K. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix K also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix J.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix K. Appendix K also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix K. Appendix K also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. Section 11.a also includes historical Guarantee Years for all versions of Income Protector.

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
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Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix J that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix J. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix J. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix J. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix K that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Benefit, Lifetime Plus 8 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a, or the Lifetime Benefits as discussed in Appendix D.
Maximum Anniversary Death Benefit – an optional benefit described in section 11.b and Appendix G that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b also required selection of an Additional Required Benefit.
Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefits as discussed in section 11.b and Appendix G.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix I that has an additional M&E charge and eliminates the Base Contract’s seven-year withdrawal charge.

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Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. Section 11.a also includes historical Payment Percentages tables for all versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefit in Appendix F.
Quarterly Value Death Benefit – an optional benefit described in Appendix F that has an additional M&E charge and was intended to provide an increased death benefit.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in Appendix K.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life of NY Variable Account C is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and shortens the Base Contract’s withdrawal charge period to four years.
Target Value – the amount we guarantee will be available to you on the last Business Day before each Target Value Date under the Target Date Benefits as discussed in Appendix E, and under Investment Protector as discussed in Appendix K. If you have a Target Date Benefit the Target Value is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals. If you selected Investment Protector at issue, it is the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments.

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Target Value Date – on the last Business Day before each Target Value Date we guarantee your Contract Value cannot be less than the Target Value under the Target Date Benefits as discussed in Appendix E, and under Investment Protector as discussed in Appendix K.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix J. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value as discussed in section 10.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

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Fee Tables
These tables describe the fees and expenses you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
Owner Transaction Expenses
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	3.5%
(as a percentage of each Purchase Payment)
Owner Periodic Expenses
Contract Maintenance Charge(5)	$30
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	New York does not currently impose this tax, but we reserve the right to deduct this charge if they do so in the future. This is the current maximum charge imposed in other states as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.

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Contract Annual Expenses
Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
No optional benefits	10/1/2007 – 4/26/2013	1.40%
Quarterly Value Death Benefit	10/1/2007 – 3/7/2010	1.70%
Maximum Anniversary Death Benefit(7)	9/20/2010 – 4/26/2013	1.70%
Bonus Option	10/1/2007 – 4/26/2013	1.90%
Short Withdrawal Charge Option	10/1/2007 – 7/23/2012	1.65%
No Withdrawal Charge Option	5/1/2008 – 3/31/2009 7/22/2009 – 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit	10/1/2007 – 3/7/2010	2.20%
Bonus Option and Maximum Anniversary Death Benefit(7)	9/20/2010 – 4/26/2013	2.20%
Short Withdrawal Charge Option and Quarterly Value Death Benefit	10/1/2007 – 3/7/2010	1.95%
Short Withdrawal Charge Option and Maximum Anniversary Death Benefit(7)	9/20/2010 – 4/26/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit	5/1/2008 – 3/31/2009 7/22/2009 – 3/7/2010	2.05%
No Withdrawal Charge Option and Maximum Anniversary Death Benefit(7)	9/20/2010 – 7/23/2012	2.05%

Optional Benefits (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum			Current(8)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 02.21)	A(9) and B	1/3/2017 – 2/28/2021	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16)	A(9) and B	4/27/2015 – 1/2/2017	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12)	A(9) and B	10/15/2012 – 4/24/2015	2.50%	2.75%	1.10%	1.10%
Income Protector (07.12)	A(9) and B	7/23/2012 – 10/12/2012	2.50%	2.75%	1.00%	1.00%
Income Protector (05.12)	A(9) and B	4/30/2012 – 7/20/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11)	A and B	5/2/2011 – 1/20/2012	2.50%	2.75%	1.35%	1.50%
Income Protector (08.09, 05.10)	A	7/22/2009 – 4/29/2011	2.50%	2.75%	1.35%	1.50%
Income Focus with Income Focus Payments (rider charge as a percentage of the Total Income Value)
Income Focus (05.12, 07.12)	B	4/30/2012 – 4/24/2015	2.75%	2.95%	1.30%	1.30%

Optional Benefit (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(8)
Investment Protector
Investment Protector (07.13 through 10.16)	A(9) and B	7/22/2013 – 10/16/2016	2.50%	1.30%
Investment Protector (01.12, 07.12)	A(9) and B	4/30/2012 – 7/19/2013	2.50%	1.20%
Investment Protector (01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	1.20%
Investment Protector (05.10)	A and B	5/3/2010 – 1/20/2012	2.50%	1.15%
Investment Protector (08.09)	A	7/22/2009 – 4/30/2010	2.50%	1.05%

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Optional Lifetime Benefits	Maximum Additional M&E Charge(10) (as a percentage of each Investment Options’ net asset value)	Current Additional M&E Charge(10) (as a percentage of each Investment Options’ net asset value)
		No qualifying event, or declined charge increase(11)	Had a qualifying event and accepted increase(11)
Lifetime Plus 8 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus 8 Benefit (available on Version A Contracts from 8/7/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(12)	1.20%(12)
Joint Lifetime Plus Payments	1.75%	0.95%(12)	1.35%(12)
Lifetime Plus Benefit (available on Version A Contracts from 10/1/2007 through 3/31/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Optional Target Date Benefits (available on Version A Contracts)	Available Dates	Additional M&E Charge(13) (as a percentage of each Investment Options’ net asset value)
Target Date 10 Benefit	1/26/2009 – 3/31/2009	0.55%
Target Date Retirement Benefit	5/1/2008 – 1/23/2009	0.40%
(6)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.90% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	The Contract offered two different Maximum Anniversary Death Benefits that have an additional 0.30% M&E charge. Appendix G describes the original (available from September 20, 2010 through April 29, 2011), and second (available from May 2, 2011 through April 27, 2012) versions of this death benefit. The Maximum Anniversary Death Benefit described in section 11.b was available from September 20, 2010 through April 27, 2012, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.
(8)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix J, and for Investment Protector see Appendix K.
(9)	Available on Version A Contracts issued on or after April 1, 2009.
(10)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.
(11)	A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.
(12)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.
(13)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.
Annual Operating Expenses of the Investment Options
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2020, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(12) (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements	.50%	1.42%
(12)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

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Examples
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals. These examples do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, costs would be higher.
We deduct the $30 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Maximum Anniversary Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.20% M&E charge and a maximum rider charge of 2.75%). However, Income Protector is the only currently available optional benefit.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating exp.)	$1,455	$2,913	$4,293	$7,638
0.50% (minimum Investment Option operating exp.)	$1,361	$2,646	$3,870	$6,924
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	N/A	$2,135	$3,647	$7,608
0.50% (minimum Investment Option operating expense)	N/A	$1,868	$3,224	$6,894
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.42% (maximum Investment Option operating expense)	$707	$2,165	$3,677	$7,638
0.50% (minimum Investment Option operating expense)	$613	$1,898	$3,254	$6,924
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2020. See the SAI Appendix B for condensed financial information regarding the December 31, 2020 AUVs for other charges.

1.  The Variable Annuity Contract
The Contract is no longer offered for sale.
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.

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The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Contract previously offered the following optional benefits, for an additional charge.
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin as early as age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). Income Protector was available from July 22, 2009 through February 28, 2021.
•	The Maximum Anniversary Death Benefit potentially provides an increased death benefit based on the highest annual Contract Value adjusted for withdrawals (Maximum Anniversary Value). The Maximum Anniversary Death Benefit was only available at issue. Section 11.b describes the Maximum Anniversary Death Benefit that was available from September 20, 2010 through April 27, 2012. Appendix G describes the original Maximum Anniversary Death Benefit available from September 20, 2010 through April 29, 2011, and the second Maximum Anniversary Death Benefit available from May 2, 2011 through April 27, 2012.
•	The Bonus Option (see section 11.c) provides a 6% bonus on Purchase Payments received before age 81. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from October 1, 2007 through April 26, 2013.
•	The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from October 1, 2007 through March 31, 2009 allowed single payments to begin from age 55 to age 90, and joint payments to begin from age 60 to age 90. The Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits provide a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. The Target Date Retirement Benefit was available from May 1, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	The Quarterly Value Death Benefit (see Appendix F) potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue from October 1, 2007 through March 7, 2010.
•	The Short Withdrawal Charge Option (see Appendix H) shortens the Base Contract’s withdrawal charge period from seven to four years. It was only available at issue from October 1, 2007 through July 23, 2012.
•	The No Withdrawal Charge Option (see Appendix I) eliminates the Base Contract’s withdrawal charge. It was only available at issue on Version A Contracts issued from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012. The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefits provide either guaranteed lifetime income (Lifetime Benefits, Income Focus and Income Protector) or an accumulation guarantee (Target Date Benefits and Investment Protector), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.
•	Income Focus (see Appendix J) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.

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•	Investment Protector (see Appendix K) is similar to the Target Date Benefits. This benefit also provides a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. Investment Protector was available from July 22, 2009 through October 16, 2016.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is each day the New York Stock Exchange is open for trading and it ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If the Income Date occurs after Lifetime Plus Payments or Income Focus Payments begin and these payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments as described in section 9 – When Annuity Payments Begin. For contracts with a previously available Lifetime Benefit, this is described in Appendix D. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.  Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.
Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint

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Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 9, When Annuity Payments Begin. For contracts with a previously available Lifetime Benefit, this is described in Appendix D. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Income Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guaranteed period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Beneficiary
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.
Covered Person(s)
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine when lifetime payments can begin and the initial payment amount. When you selected Income Protector or Income Focus, you chose whether you wanted payments based

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on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. Based on your payment selection, we determined the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you chose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial Individual Retirement Annuity (IRA).
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in “Good Order” when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you have Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.

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Once we remove a Covered Person, he or she cannot be reinstated.

• For Income Protector (08.09 through 01.12), following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
• For Joint Owners that selected single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• IF YOU HAVE INCOME PROTECTOR OR INCOME FOCUS: An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased’s spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.  Purchase Payments
Purchase Payment Requirements
The Contract is no longer offered for sale.
The additional Purchase Payment requirements for this Contract are as follows.
•	If you do not have Income Protector, Income Focus, or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

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•	If you have Income Protector, Income Focus, or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit was effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
Allocation of Purchase Payments
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
AIP is not available if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus, or Investment Protector. We must receive your request to stop or change AIP at our Service Center before the end of the last Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.

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•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center before the end of the Business Day that we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center before the end of the last Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
• This program is not available if you have Income Focus.

4.  Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life of NY Variable Account C). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

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Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Computing Contract Value
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.  Investment Options
The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.

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The COVID-19 pandemic has at times led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the securities held by the Investment Options. If these market conditions continue, or reoccur, and depending on your individual circumstances (e.g., your selected Investment Options, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.

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INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.
	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.
	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	High level of current income while maintaining prospects for capital appreciation	Invests primarily (approximately 95%) in the underlying AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Global Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of three underlying funds including, AZL MSCI Global Equity Index Fund (42.5%), AZL MSCI Emerging Markets Equity Index Fund (5%), and AZL Enhanced Bond Index Fund (47.5%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	A “Fund of Funds” Model Portfolio	Long term capital appreciation with preservation of capital as an important intermediate-term objective	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal	Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible	Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.
	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible	Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return	Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.
DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond	The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value	Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income	Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.
FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal	Under normal market conditions, the fund allocates its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in debt securities of any maturity.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments	Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.
J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return	At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.
MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark	Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (“Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (“Fixed Income Sleeve”).
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Dynamic Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.
	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark	At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Global Managed Asset Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index	Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.
	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.
	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective	Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee as discussed in section 7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus, or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” stated in section 11.a, Income Protector, or Appendix J – Income Focus, or Appendix K – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.

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Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would

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not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive

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trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center before the end of the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center before the end of the last Business Day immediately before the 20th to end that month.
This program is not available if you have Income Protector, Income Focus, or Investment Protector.
Financial Adviser Fees
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal, which means a withdrawal charge, federal and state income taxes, and a 10% additional federal tax if you are under age 59 1⁄2 may apply. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the amount withdrawn. It may also reduce your Contract's guaranteed values, such as Income Protector's Benefit Base, by more than the amount withdrawn and these reductions could be significant. If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Your investment adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life of New York is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

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We determine your voting interest in an Investment Option as follows:
•	You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

6.  Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base, or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which could negatively impact Allianz Life of New York’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

7.  Expenses
Contract fees and expenses reduce your investment return and are described here in detail.
Mortality and Expense Risk (M&E) Charge
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Maximum Anniversary Death Benefit(2)	1.70%
Base Contract with the Bonus Option	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit(2)	2.20%
(1)	Upon the death of the Owner, we continue to assess a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract we stop assessing the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of annual investment gains to your death benefit but you keep any prior lock ins.
If you select variable Annuity Payments during the Annuity Phase we assess a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.

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The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Maximum Anniversary Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Rider Charge
If you have Income Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge at the end of the last Business Day before each Quarterly Anniversary while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you take a Full Annuitization, we deduct the final rider charge before calculating Annuity Payments.
•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.

Income Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Benefit Base)
		Minimum	Maximum			Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
(01.17 through 02.21) Contract Version A(2) and B	1/3/2017 – 2/28/2021	0.50%	2.50%	2.75%	1.40%	1.40%
(04.15 through 12.16) Contract Version A(2) and B	4/27/2015 – 1/2/2017	0.50%	2.50%	2.75%	1.30%	1.30%
(10.12) Contract Version A(2) and B	10/15/2012 – 4/24/2015	0.50%	2.50%	2.75%	1.10%	1.10%
(07.12) Contract Version A(2) and B	7/23/2012 – 10/12/2012	0.50%	2.50%	2.75%	1.00%	1.00%
(05.12) Contract Version A(2) and B	4/30/2012 – 7/20/2012	0.50%	2.50%	2.75%	1.40%	1.40%
(01.12) Contract Version A and B	1/23/2012 – 4/27/2012	0.50%	2.50%	2.75%	1.40%	1.40%
(05.11) Contract Version A and B	5/2/2011 – 1/20/2012	0.50%	2.50%	2.75%	1.35%	1.50%
(08.09, 05.10) Contract Version A	7/22/2009 – 4/29/2011	0.50%	2.50%	2.75%	1.35%	1.50%
(1)	The current rider charge may increase or decrease on each Quarterly Anniversary.
(2)	Available on Version A Contracts issued on or after April 1, 2009.
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we

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increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value . We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base and Maximum Anniversary Death Benefit’s Maximum Anniversary Value (see section 11.b). If on a Quarterly Anniversary the Contract Value  at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the last Business Day before the next Quarterly Anniversary we would deduct $396.94 from the Contract Value. Then on the Quarterly Anniversary we would apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the Quarterly Anniversary as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the last Business Day before the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.

• Rider charges for Income Focus are included in Appendix J, and for Investment Protector are included in Appendix K.

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Contract Maintenance Charge
Your annual contract maintenance charge is $30. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase if the total Contract Value for all VisionSM New York Contracts you own is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned VisionSM New York Contracts by using the Owner’s social security number, and for non-individually owned VisionSM New York Contracts we use the Annuitant’s social security number.
•	During the Annuity Phase.
•	When paying death benefits under death benefit payment options A, B, or C.
We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values.
Withdrawal Charge
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges,other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis, and is withdrawn from Purchase Payments on a FIFO basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

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The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge. We deduct this $12,000 from your Purchase Payment; $3,600 ($3,600 x 12%) from the first Purchase Payment and then $8,400 ($70,000 x 12%) from the second Purchase Payment.
3)	Purchase Payments on a FIFO basis. We withdraw the remaining $26,400 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $24,420. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or: $26,400 x 0.925 = $24,420.
Next we withdraw from the second Purchase Payment. So far, you received $36,420 ($12,000 under the free withdrawal privilege and $24,420 from the first Purchase Payment), so we withdraw $15,580 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or: $15,580 ÷ 0.915 = $17,027
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,427 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,427.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial

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Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

• We do not reduce the Withdrawal Charge Basis for the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
– deductions of Contract expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1⁄2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
• Partial Annuitizations reduce the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus, or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Investment Option Expenses
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ provided us with the expense information in this prospectus and we did not independently verify it.

8.  Access to Your Money
The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before a Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);

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•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you have Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
• Joint Owners: We send one check payable to both Joint Owners and we tax both Joint Owner's based on the age of the older Joint Owner.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.
Free Withdrawal Privilege
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

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The free withdrawal privilege is not available while you are receiving Lifetime Plus Payments or Income Focus Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. There is no minimum or maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center before the end of the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
• Ordinary income taxes and tax penalties may apply to systematic withdrawals.
• The systematic withdrawal program is not available while you are receiving required minimum distribution payments , Lifetime Plus Payments, or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix J – Income Focus: Calculating Your Income Focus Payments.
The minimum distribution program is not available while you are receiving systematic withdrawals.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

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•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.  The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Variable or Fixed Annuity Payments
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3% or 4.5% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

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Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Option 2, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
When Annuity Payments Begin
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the Annuitant’s 90th birthday and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least 13 months after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If we require you to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.

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• If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
• For Contracts with Income Protector or Income Focus: If on the Income Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to take a Full Annuitization, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.
Partial Annuitization
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.  Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provided the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Maximum Anniversary Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.b, Maximum Anniversary Death Benefit; for Contracts issued from September 20, 2010 through April 27, 2012, see Appendix G) or the Quarterly Value Death Benefit (for Contracts issued from October 1, 2007 through March 7, 2010, see Appendix F).

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The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Traditional Death Benefit
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.

• For Contracts with the Bonus Option: Bonus amounts are included in the parts of the Traditional Death Benefit based on Contract Value, but do not in the parts of the Traditional Death Benefit based on Purchase Payments.
• For Contracts with one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector : We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value. In addition, each lifetime payment and any Excess Withdrawal reduces the Traditional Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments and Excess Withdrawals may cause the Traditional Benefit to end.
Death of the Owner and/or Annuitant
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. For Contracts issued or delivered in New York, if Option A is selected and we do not pay the claim within seven days, we pay interest on the death benefit amount beginning on the eighth calendar day at the greater of the current settlement rate which we declare annually, or 3%. You can contact our Service Center at the address or phone number listed at the back of this prospectus for information on the current settlement rate.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA

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Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus, or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries.

11.a  Income Protector
Income Protector was available from July 22, 2009 through February 28, 2021. Income Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 7, Expenses – Rider Charge.
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector.

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You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value determined at the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are set out in the following table.
Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.20 through 02.21) available on Contract Version A(1) and B from September 8, 2020 through February 28, 2021	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(04.20v1 through 08.20v2) available on Contract Version A(1) and B from April 7, 2020 through September 7, 2020	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(09.19 through 03.20) available on Contract Version A(1) and B from September 4, 2019 through April 6, 2020	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

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Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(07.19 through 08.19) available on Contract Version A(1) and B from July 2, 2019 through September 3, 2019	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(05.19 through 06.19) available on Contract Version A(1) and B from May 7, 2019 through July 1, 2019	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(11.18 through 04.19v2) available on Contract Version A(1) and B from November 6, 2018 through May 6, 2019	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(08.18 through 10.18) available on Contract Version A(1) and B from August 7, 2018 through November 5, 2018	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.25% 4.75% 5.75%	60 – 64 65 – 79 80+	3.75% 4.25% 5.25%
(03.18 through 07.18) available on Contract Version A(1) and B from March 6, 2018 through August 6, 2018	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.17 through 02.18) available on Contract Version A(1) and B from December 5, 2017 through March 5, 2018	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 11.17) available on Contract Version A(1) and B from March 7, 2017 through December 4, 2017	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available on Contract Version A(1) and B from January 3, 2017 through March 6, 2017	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available on Contract Version A(1) and B from December 6, 2016 through January 2, 2017	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available on Contract Version A(1) and B from September 6, 2016 through December 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%

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Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(07.16, 08.16) available on Contract Version A(1) and B from July 5, 2016 through September 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payment		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available on Contract Version A(1) and B from May 3, 2016 through July 4, 2016	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(04.15, 04.16) available on Contract Version A(1) and B from April 27, 2015 through May 2, 2016	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012	8%, which is 2% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%
(05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%
(08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			65 – 79 80+		4.5% 5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.

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• The minimum exercise age that Lifetime Plus Payments can begin is age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector.
• On the Rider Effective Date we established your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

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Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We established your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are included in the Lifetime Plus Payment Overview earlier in this section.
If the Rider Effective Date was the Issue Date, both the Annual Increase and Increase Base were initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, both the Annual Increase and Increase Base were initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a	=	The Annual Increase at the end of the prior Business Day.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is included in the Lifetime Plus Payment Overview earlier in this section) divided by four.
c	=	The Increase Base at the end of the prior Business Day.
d	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
• FOR CONTRACTS WITH THE BONUS OPTION: The bonus is not included in the parts of the Quarterly Anniversary Value, Annual Increase or Increase Base based on Purchase Payments.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person

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must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

• If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.

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You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

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• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person’s current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is included in the Lifetime Plus Payment Overview earlier in this section.

• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you have Income Protector we require you to allocate your Contract Value to the Investment Options listed below.
Investment Options available with Income Protector (01.12 through 10.17)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*

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Investment Options available with Income Protector (08.09, 05.10, 05.11)
AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged)*
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix L.
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions, which must comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Protector Ends
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	For Income Protector (08.09 through 01.12), the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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• For Income Protector (05.12 through 02.21), an assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b  Maximum Anniversary Death Benefit
We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. The benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix G for information on the previous versions of the Maximum Anniversary Death Benefit, or Appendix G for information on the Quarterly Value Death Benefit that was available from August 31, 2007 through March 7, 2010. You cannot remove the Maximum Anniversary Death Benefit from your Contract. The Maximum Anniversary Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Maximum Anniversary Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value. For a sole Beneficiary, we determine the Maximum Anniversary Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Maximum Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Maximum Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Maximum Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary before the end date, we compare the Maximum Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Maximum Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit;
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Maximum Anniversary Death Benefit ends upon the earliest of the following:
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Maximum Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.

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• Required selection of an Additional Required Benefit. If you remove the Additional Required Benefit you keep any prior lock ins of annual investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.
• If you have Income Protector or Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Maximum Anniversary Value. Taking lifetime payments and Excess Withdrawals may cause the Maximum Anniversary Death Benefit to end prematurely.
• For Contracts with the Bonus Option: The bonus is not included in the parts of the Maximum Anniversary Death Benefit based on Purchase Payments.

11.c  Bonus Option
We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual). After a withdrawal, we only apply a bonus to the part of additional Purchase Payments that are greater than total Purchase Payments previously withdrawn. The Bonus Option was only available at issue on Version A Contracts from October 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
•	We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.
•	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
•	All bonus gains and losses are part of your Contract Value.
We pay all bonus amounts from the general account assets of Allianz Life of New York. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

• The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.
• The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements.

12.  Taxes
This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Qualified and Non-Qualified Contracts
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may have been purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.

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We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Taxation of Annuity Contracts
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59 1⁄2, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax both Joint Owner's based on the age of the older Joint Owner.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the

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requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax. If you begin lifetime payments before age 59 1⁄2 the payments will generally be subject to a 10% additional federal tax. In addition, if the Contract is jointly owned, we tax both Joint Owner's based on the age of the older Joint Owner.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option,there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.  Other Information
Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is 1633 Broadway, 42nd Floor, New York, NY 10019-7585. We currently offer variable annuities and registered index-linked annuities. We are licensed to do direct business in 6 states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C) as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life of New York.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors

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Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and

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mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life Insurance Company of North America (as service provider for the Contracts) also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total), and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life of New York have been included or incorporated by reference in Part C of the Registration Statement. The statutory financial statements of the Separate Account have been included in the SAI.

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14.  Privacy Notice
Allianz Life Insurance Company of New York
Home Office: New York, NY
Administrative Office
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
800.328.5600
Your privacy is a high priority for Allianz Life Insurance Company of New York (“we” or “our”). This Privacy Notice outlines our principles for collecting, using, and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com/new-york.
Information about you that Allianz Life of NY collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•	From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, Social Security number, address, telephone number, mobile phone number, and email address.
•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz Life of NY shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz Life of NY products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•	As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders, and other legal requests.
•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz Life of NY does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.

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Allianz Life of NY policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of New York
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the address above, or contact us via the secured website.
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of New York
•	Allianz Life Financial Services, LLC
M40018-NY (R-08/2020)

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15.  Table of Contents of the SAI
Allianz Life of New York	3
Experts	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	4
Federal Tax Status	4
Annuity Contracts in General	4
Taxation of Annuities in General	4
Qualified Contracts	5
Distributions Qualified Contracts	6
Distributions Non-Qualified Contracts	8
Required Distributions	8
Diversification	9
Owner Control	9
Contracts Owned by Non-Individuals	9
Annuity Purchases by Nonresident Aliens and Foreign Corporations	9
Income Tax Withholding	9
Multiple Contracts	10
Partial 1035 Exchanges	10
Assignments, Pledges and Gratuitous Transfers	10
Death Benefits	10
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	10
Federal Estate Taxes	11
Generation-Skipping Transfer Tax	11
Foreign Tax Credits	11
Possible Tax Law Changes	11
Annuity Payments	11
Annuity Payment Options	12
Annuity Units/Calculating Variable Annuity Payments	13
Financial Statements	14
Appendix A – Death of the Owner and/or Annuitant	15
Appendix B – Condensed Financial Information	18
Appendix C – Allianz Life of NY Variable Account C Financial Statements	312

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Appendix A – Annual Operating Expenses for Each Investment Option
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.06	–	.66
AZL Government Money Market Fund	.35	.25	–	.04	–	.64
AZL International Index Fund	.35	.25	–	.11	–	.71
AZL Mid Cap Index Fund	.25	.25	–	.08	–	.58
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.32	–	1.42
AZL MSCI Global Equity Index Fund	.70	.25	–	.13	–	1.08
AZL Russell 1000 Growth Index Fund	.44	.25	–	.08	–	.77
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	–	.77
AZL S&P 500 Index Fund – Class 2.17		.25	–	.08	–	.50
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.64		.25	–	.22	.02	1.13
DAVIS
Davis VA Financial Portfolio	.55	–	–	.10	–	.65
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.08	–	.93
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	.70	.25	–	.08	–	1.03
AZL Fidelity Institutional Asset Management® Total Bond Fund	.50	.25	–	.08	–	.83
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.45	.95
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.52	1.02
FRANKLIN TEMPLETON
Franklin Funds Allocation VIP Fund – Class 2.55		.25	–	.05	.02	.87
Franklin Income VIP Fund – Class 2.46		.25	–	.01	.01	.73
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.05	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.48		.25	–	.05	–	.78
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.04	.04	.79
Templeton Growth VIP Fund – Class 2.84		.25	–	.07	–	1.16
GATEWAY
AZL Gateway Fund	.80	.25	–	.07	–	1.12
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.14	.02	.81
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.07	–	.92
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.80	1.375
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	.01	.04	.91
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.35	.14	1.38
PIMCO VIT Dynamic Bond Portfolio – Admin Class	.85	–	.15	.02	–	1.02

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 66

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	.10	–	1.10
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Admin. Class	.75	–	.15	.03	–	.93
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.07	–	.78
PIMCO VIT Global Managed Asset Allocation Portfolio – Admin. Class	.95	–	.15	.02	.22	1.34
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.04	–	.79
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.22	–	.845
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.19	–	.84
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.05	–	.91
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.04	–	.69
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.06	.02	1.08

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This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.59	.68
AZL DFA Multi-Strategy Fund	.05	–	.03	.08	.90	.98
AZL Moderate Index Strategy Fund	.40	–	.03	.43	.58	1.01
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.57	.71
AZL MVP DFA Multi-Strategy Fund	.20	–	.10	.30	.85	1.15
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	.10	–	.05	.15	.67	.82
AZL MVP Fusion Balanced Fund	.20	–	.03	.23	.71	.94
AZL MVP Fusion Conservative Fund	.20	–	.05	.25	.72	.97
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.71	.93
AZL MVP Global Balanced Index Strategy Fund	.10	–	.03	.13	.65	.78
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.53	.65
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	.55	.68
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.73	.85

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Appendix B – Condensed Financial Information
The statutory financial statements of Allianz Life Insurance Company of New York are included or incorporated by reference in Part C of the Registration Statement.
AUV information corresponding to the lowest and highest combination of M&E charges as of December 31, 2020 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges as of December 31, 2020 in Appendix B of the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C of the SAI.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.20%
(Number of accumulation units in thousands)
M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2011	10.934	11.042	744.00	12/31/2011	10.830	10.850	86.00
12/31/2012	11.042	12.008	862.00	12/31/2012	10.850	11.705	75.00
12/31/2013	12.008	13.372	786.00	12/31/2013	11.705	12.931	68.00
12/31/2014	13.372	13.993	755.00	12/31/2014	12.931	13.423	58.00
12/31/2015	13.993	13.800	723.00	12/31/2015	13.423	13.132	54.00
12/31/2016	13.800	14.527	694.00	12/31/2016	13.132	13.714	56.00
12/31/2017	14.527	15.973	637.00	12/31/2017	13.714	14.960	24.00
12/31/2018	15.973	15.063	571.00	12/31/2018	14.960	13.994	22.00
12/31/2019	15.063	17.414	504.00	12/31/2019	13.994	16.050	18.00
12/31/2020	17.414	19.274	478.00	12/31/2020	16.050	17.622	14.00
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.868	0.00	12/31/2017	N/A	9.658	0.00
12/31/2018	9.868	9.843	6.00	12/31/2018	9.658	9.557	0.00
12/31/2019	9.843	10.046	6.00	12/31/2019	9.557	9.676	0.00
12/31/2020	10.046	9.963	4.00	12/31/2020	9.676	9.519	0.00
AZL DFA Multi-Strategy Fund
12/31/2011	11.259	11.104	2974.00	12/31/2011	11.152	10.911	43.00
12/31/2012	11.104	12.408	3430.00	12/31/2012	10.911	12.095	46.00
12/31/2013	12.408	14.814	3619.00	12/31/2013	12.095	14.325	53.00
12/31/2014	14.814	15.561	3630.00	12/31/2014	14.325	14.928	56.00
12/31/2015	15.561	15.242	3353.00	12/31/2015	14.928	14.505	63.00
12/31/2016	15.242	16.432	3048.00	12/31/2016	14.505	15.512	50.00
12/31/2017	16.432	18.260	2865.00	12/31/2017	15.512	17.101	36.00
12/31/2018	18.260	16.941	2463.00	12/31/2018	17.101	15.739	31.00
12/31/2019	16.941	19.475	2245.00	12/31/2019	15.739	17.949	31.00
12/31/2020	19.475	21.247	2074.00	12/31/2020	17.949	19.426	28.00
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	0.00	12/31/2014	N/A	10.804	0.00
12/31/2015	11.289	11.158	6.00	12/31/2015	10.804	10.594	10.00
12/31/2016	11.158	11.254	18.00	12/31/2016	10.594	10.600	10.00
12/31/2017	11.254	11.432	33.00	12/31/2017	10.600	10.682	11.00
12/31/2018	11.432	11.206	18.00	12/31/2018	10.682	10.387	10.00
12/31/2019	11.206	11.976	13.00	12/31/2019	10.387	11.012	9.00
12/31/2020	11.976	12.699	16.00	12/31/2020	11.012	11.584	2.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 69

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2011	11.085	10.731	1036.00	12/31/2011	10.980	10.545	69.00
12/31/2012	10.731	12.145	1070.00	12/31/2012	10.545	11.839	97.00
12/31/2013	12.145	14.147	1108.00	12/31/2013	11.839	13.680	134.00
12/31/2014	14.147	14.248	1114.00	12/31/2014	13.680	13.668	106.00
12/31/2015	14.248	13.283	1094.00	12/31/2015	13.668	12.640	98.00
12/31/2016	13.283	13.952	971.00	12/31/2016	12.640	13.172	90.00
12/31/2017	13.952	15.288	887.00	12/31/2017	13.172	14.318	74.00
12/31/2018	15.288	14.769	747.00	12/31/2018	14.318	13.722	69.00
12/31/2019	14.769	17.080	633.00	12/31/2019	13.722	15.742	64.00
12/31/2020	17.080	19.110	576.00	12/31/2020	15.742	17.472	57.00
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2012	N/A	10.025	5.00	12/31/2012	N/A	10.000	0.00
12/31/2013	10.025	9.669	54.00	12/31/2013	10.000	9.567	0.00
12/31/2014	9.669	10.046	126.00	12/31/2014	9.567	9.862	0.00
12/31/2015	10.046	9.818	137.00	12/31/2015	9.862	9.561	0.00
12/31/2016	9.818	10.215	644.00	12/31/2016	9.561	9.868	16.00
12/31/2017	10.215	10.504	527.00	12/31/2017	9.868	10.067	14.00
12/31/2018	10.504	10.227	485.00	12/31/2018	10.067	9.723	13.00
12/31/2019	10.227	11.122	425.00	12/31/2019	9.723	10.489	12.00
12/31/2020	11.122	11.937	331.00	12/31/2020	10.489	11.168	9.00
AZL Gateway Fund
12/31/2011	10.332	10.501	527.00	12/31/2011	10.308	10.393	10.00
12/31/2012	10.501	10.784	557.00	12/31/2012	10.393	10.588	10.00
12/31/2013	10.784	11.532	628.00	12/31/2013	10.588	11.232	13.00
12/31/2014	11.532	11.723	597.00	12/31/2014	11.232	11.327	13.00
12/31/2015	11.723	11.788	552.00	12/31/2015	11.327	11.299	12.00
12/31/2016	11.788	12.187	530.00	12/31/2016	11.299	11.588	10.00
12/31/2017	12.187	13.154	508.00	12/31/2017	11.588	12.409	15.00
12/31/2018	13.154	12.367	459.00	12/31/2018	12.409	11.573	15.00
12/31/2019	12.367	13.515	401.00	12/31/2019	11.573	12.547	15.00
12/31/2020	13.515	14.300	359.00	12/31/2020	12.547	13.169	12.00
AZL Government Money Market Fund
12/31/2011	10.952	10.801	468.00	12/31/2011	9.712	9.501	112.00
12/31/2012	10.801	10.650	903.00	12/31/2012	9.501	9.293	96.00
12/31/2013	10.650	10.502	551.00	12/31/2013	9.293	9.091	54.00
12/31/2014	10.502	10.357	448.00	12/31/2014	9.091	8.894	61.00
12/31/2015	10.357	10.213	451.00	12/31/2015	8.894	8.701	31.00
12/31/2016	10.213	10.072	465.00	12/31/2016	8.701	8.512	40.00
12/31/2017	10.072	9.937	446.00	12/31/2017	8.512	8.332	34.00
12/31/2018	9.937	9.898	437.00	12/31/2018	8.332	8.232	31.00
12/31/2019	9.898	9.896	346.00	12/31/2019	8.232	8.165	30.00
12/31/2020	9.896	9.778	511.00	12/31/2020	8.165	8.003	35.00
AZL International Index Fund
12/31/2011	10.310	8.868	73.00	12/31/2011	10.212	8.714	2.00
12/31/2012	8.868	10.321	114.00	12/31/2012	8.714	10.061	1.00
12/31/2013	10.321	12.351	141.00	12/31/2013	10.061	11.944	5.00
12/31/2014	12.351	11.426	143.00	12/31/2014	11.944	10.961	1.00
12/31/2015	11.426	11.111	129.00	12/31/2015	10.961	10.574	1.00
12/31/2016	11.111	10.997	323.00	12/31/2016	10.574	10.382	42.00
12/31/2017	10.997	13.531	266.00	12/31/2017	10.382	12.672	40.00
12/31/2018	13.531	11.468	224.00	12/31/2018	12.672	10.654	40.00
12/31/2019	11.468	13.734	162.00	12/31/2019	10.654	12.658	39.00
12/31/2020	13.734	14.545	125.00	12/31/2020	12.658	13.298	35.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 70

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.893	48.00	12/31/2015	N/A	9.805	0.00
12/31/2016	9.893	9.981	37.00	12/31/2016	9.805	9.813	0.00
12/31/2017	9.981	10.151	65.00	12/31/2017	9.813	9.901	0.00
12/31/2018	10.151	9.988	59.00	12/31/2018	9.901	9.663	0.00
12/31/2019	9.988	10.685	60.00	12/31/2019	9.663	10.256	0.00
12/31/2020	10.685	11.440	64.00	12/31/2020	10.256	10.893	1.00
AZL Mid Cap Index Fund
12/31/2011	11.628	11.201	30.00	12/31/2011	11.601	11.086	2.00
12/31/2012	11.201	12.945	85.00	12/31/2012	11.086	12.710	12.00
12/31/2013	12.945	16.941	118.00	12/31/2013	12.710	16.501	16.00
12/31/2014	16.941	18.244	113.00	12/31/2014	16.501	17.628	11.00
12/31/2015	18.244	17.510	100.00	12/31/2015	17.628	16.784	12.00
12/31/2016	17.510	20.637	257.00	12/31/2016	16.784	19.624	27.00
12/31/2017	20.637	23.577	210.00	12/31/2017	19.624	22.241	25.00
12/31/2018	23.577	20.610	171.00	12/31/2018	22.241	19.286	24.00
12/31/2019	20.610	25.460	132.00	12/31/2019	19.286	23.635	23.00
12/31/2020	25.460	28.753	90.00	12/31/2020	23.635	26.479	22.00
AZL Moderate Index Strategy Fund
12/31/2011	12.850	12.395	666.00	12/31/2011	12.059	11.540	31.00
12/31/2012	12.395	13.678	701.00	12/31/2012	11.540	12.632	29.00
12/31/2013	13.678	16.814	759.00	12/31/2013	12.632	15.405	41.00
12/31/2014	16.814	17.990	852.00	12/31/2014	15.405	16.350	56.00
12/31/2015	17.990	17.302	875.00	12/31/2015	16.350	15.600	48.00
12/31/2016	17.302	18.581	782.00	12/31/2016	15.600	16.620	47.00
12/31/2017	18.581	20.761	678.00	12/31/2017	16.620	18.422	30.00
12/31/2018	20.761	19.411	562.00	12/31/2018	18.422	17.086	16.00
12/31/2019	19.411	22.841	481.00	12/31/2019	17.086	19.945	15.00
12/31/2020	22.841	25.414	433.00	12/31/2020	19.945	22.014	15.00
AZL MSCI Emerging Markets Equity Index Fund
12/31/2011	11.985	9.778	63.00	12/31/2011	11.497	9.305	26.00
12/31/2012	9.778	11.670	61.00	12/31/2012	9.305	11.016	24.00
12/31/2013	11.670	11.266	46.00	12/31/2013	11.016	10.550	24.00
12/31/2014	11.266	10.530	39.00	12/31/2014	10.550	9.782	23.00
12/31/2015	10.530	9.045	33.00	12/31/2015	9.782	8.336	23.00
12/31/2016	9.045	9.802	28.00	12/31/2016	8.336	8.962	23.00
12/31/2017	9.802	13.206	20.00	12/31/2017	8.962	11.978	22.00
12/31/2018	13.206	11.008	19.00	12/31/2018	11.978	9.905	22.00
12/31/2019	11.008	12.721	15.00	12/31/2019	9.905	11.354	22.00
12/31/2020	12.721	14.665	12.00	12/31/2020	11.354	12.985	19.00
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	15.779	0.00	12/31/2014	N/A	15.079	0.00
12/31/2015	15.779	13.604	3.00	12/31/2015	15.079	12.897	0.00
12/31/2016	13.604	13.291	3.00	12/31/2016	12.897	12.499	0.00
12/31/2017	13.291	16.013	4.00	12/31/2017	12.499	14.940	0.00
12/31/2018	16.013	14.378	2.00	12/31/2018	14.940	13.307	0.00
12/31/2019	14.378	18.042	1.00	12/31/2019	13.307	16.565	0.00
12/31/2020	18.042	20.522	1.00	12/31/2020	16.565	18.692	0.00
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	513.00	12/31/2012	N/A	10.619	0.00
12/31/2013	10.702	11.879	638.00	12/31/2013	10.619	11.693	4.00
12/31/2014	11.879	12.428	628.00	12/31/2014	11.693	12.135	4.00
12/31/2015	12.428	12.227	627.00	12/31/2015	12.135	11.845	5.00
12/31/2016	12.227	12.854	631.00	12/31/2016	11.845	12.353	6.00
12/31/2017	12.854	14.121	585.00	12/31/2017	12.353	13.462	5.00
12/31/2018	14.121	13.305	570.00	12/31/2018	13.462	12.583	6.00
12/31/2019	13.305	15.340	505.00	12/31/2019	12.583	14.391	5.00
12/31/2020	15.340	16.030	393.00	12/31/2020	14.391	14.919	4.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 71

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.409	14.00	12/31/2015	N/A	9.359	0.00
12/31/2016	9.409	10.118	30.00	12/31/2016	9.359	9.984	0.00
12/31/2017	10.118	11.230	50.00	12/31/2017	9.984	10.993	2.00
12/31/2018	11.230	10.384	63.00	12/31/2018	10.993	10.084	9.00
12/31/2019	10.384	11.858	52.00	12/31/2019	10.084	11.423	9.00
12/31/2020	11.858	12.134	45.00	12/31/2020	11.423	11.596	12.00
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	10.586	87.00	12/31/2012	N/A	10.529	1.00
12/31/2013	10.586	12.296	286.00	12/31/2013	10.529	12.132	14.00
12/31/2014	12.296	12.408	317.00	12/31/2014	12.132	12.145	14.00
12/31/2015	12.408	11.475	347.00	12/31/2015	12.145	11.142	14.00
12/31/2016	11.475	11.408	321.00	12/31/2016	11.142	10.989	14.00
12/31/2017	11.408	12.480	294.00	12/31/2017	10.989	11.926	13.00
12/31/2018	12.480	12.043	265.00	12/31/2018	11.926	11.416	12.00
12/31/2019	12.043	13.804	234.00	12/31/2019	11.416	12.981	12.00
12/31/2020	13.804	14.587	191.00	12/31/2020	12.981	13.608	10.00
AZL MVP Fusion Balanced Fund
12/31/2011	11.868	11.598	1006.00	12/31/2011	11.261	10.917	81.00
12/31/2012	11.598	12.739	1065.00	12/31/2012	10.917	11.895	77.00
12/31/2013	12.739	14.001	1998.00	12/31/2013	11.895	12.969	109.00
12/31/2014	14.001	14.439	1986.00	12/31/2014	12.969	13.268	80.00
12/31/2015	14.439	13.989	1880.00	12/31/2015	13.268	12.752	80.00
12/31/2016	13.989	14.612	1794.00	12/31/2016	12.752	13.213	75.00
12/31/2017	14.612	16.171	1582.00	12/31/2017	13.213	14.508	73.00
12/31/2018	16.171	15.084	1428.00	12/31/2018	14.508	13.424	71.00
12/31/2019	15.084	17.219	1199.00	12/31/2019	13.424	15.201	67.00
12/31/2020	17.219	17.621	1047.00	12/31/2020	15.201	15.432	57.00
AZL MVP Fusion Conservative Fund
12/31/2011	11.111	11.027	491.00	12/31/2011	11.005	10.835	8.00
12/31/2012	11.027	12.098	621.00	12/31/2012	10.835	11.793	7.00
12/31/2013	12.098	12.880	738.00	12/31/2013	11.793	12.455	5.00
12/31/2014	12.880	13.311	723.00	12/31/2014	12.455	12.769	5.00
12/31/2015	13.311	13.025	668.00	12/31/2015	12.769	12.395	4.00
12/31/2016	13.025	13.527	613.00	12/31/2016	12.395	12.770	6.00
12/31/2017	13.527	14.581	503.00	12/31/2017	12.770	13.656	6.00
12/31/2018	14.581	13.838	381.00	12/31/2018	13.656	12.856	5.00
12/31/2019	13.838	15.493	341.00	12/31/2019	12.856	14.279	15.00
12/31/2020	15.493	16.008	290.00	12/31/2020	14.279	14.636	15.00
AZL MVP Fusion Moderate Fund
12/31/2011	11.559	11.075	4324.00	12/31/2011	10.967	10.424	193.00
12/31/2012	11.075	12.289	4742.00	12/31/2012	10.424	11.474	210.00
12/31/2013	12.289	13.956	6588.00	12/31/2013	11.474	12.927	321.00
12/31/2014	13.956	14.345	6412.00	12/31/2014	12.927	13.182	323.00
12/31/2015	14.345	13.847	6162.00	12/31/2015	13.182	12.622	282.00
12/31/2016	13.847	14.299	5849.00	12/31/2016	12.622	12.931	273.00
12/31/2017	14.299	16.072	5297.00	12/31/2017	12.931	14.418	260.00
12/31/2018	16.072	14.824	4772.00	12/31/2018	14.418	13.192	248.00
12/31/2019	14.824	17.147	4042.00	12/31/2019	13.192	15.138	212.00
12/31/2020	17.147	17.675	3517.00	12/31/2020	15.138	15.480	210.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 72

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Global Balanced Index Strategy Fund
12/31/2012	N/A	10.526	1425.00	12/31/2012	N/A	10.444	36.00
12/31/2013	10.526	11.841	2110.00	12/31/2013	10.444	11.656	62.00
12/31/2014	11.841	11.912	2034.00	12/31/2014	11.656	11.632	55.00
12/31/2015	11.912	11.571	1976.00	12/31/2015	11.632	11.209	52.00
12/31/2016	11.571	11.802	1848.00	12/31/2016	11.209	11.341	51.00
12/31/2017	11.802	12.970	1710.00	12/31/2017	11.341	12.365	49.00
12/31/2018	12.970	12.050	1631.00	12/31/2018	12.365	11.396	46.00
12/31/2019	12.050	13.807	1338.00	12/31/2019	11.396	12.954	43.00
12/31/2020	13.807	14.678	1130.00	12/31/2020	12.954	13.660	40.00
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	1313.00	12/31/2012	N/A	10.862	5.00
12/31/2013	10.947	13.046	2208.00	12/31/2013	10.862	12.841	142.00
12/31/2014	13.046	13.697	2236.00	12/31/2014	12.841	13.375	138.00
12/31/2015	13.697	13.398	2271.00	12/31/2015	13.375	12.979	150.00
12/31/2016	13.398	14.110	2396.00	12/31/2016	12.979	13.559	136.00
12/31/2017	14.110	16.136	2499.00	12/31/2017	13.559	15.383	171.00
12/31/2018	16.136	14.884	2500.00	12/31/2018	15.383	14.076	169.00
12/31/2019	14.884	17.689	2375.00	12/31/2019	14.076	16.595	155.00
12/31/2020	17.689	18.267	2117.00	12/31/2020	16.595	17.001	117.00
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.741	264.00	12/31/2012	N/A	10.657	1.00
12/31/2013	10.741	13.121	500.00	12/31/2013	10.657	12.915	3.00
12/31/2014	13.121	14.028	550.00	12/31/2014	12.915	13.698	3.00
12/31/2015	14.028	13.388	524.00	12/31/2015	13.698	12.969	2.00
12/31/2016	13.388	13.920	503.00	12/31/2016	12.969	13.377	2.00
12/31/2017	13.920	15.541	473.00	12/31/2017	13.377	14.816	2.00
12/31/2018	15.541	14.518	427.00	12/31/2018	14.816	13.730	7.00
12/31/2019	14.518	16.985	372.00	12/31/2019	13.730	15.934	7.00
12/31/2020	16.985	17.826	395.00	12/31/2020	15.934	16.590	12.00
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.969	334.00	12/31/2014	N/A	10.884	59.00
12/31/2015	10.969	11.265	931.00	12/31/2015	10.884	11.089	91.00
12/31/2016	11.265	11.955	1015.00	12/31/2016	11.089	11.674	91.00
12/31/2017	11.955	13.465	1195.00	12/31/2017	11.674	13.044	95.00
12/31/2018	13.465	13.054	1050.00	12/31/2018	13.044	12.545	91.00
12/31/2019	13.054	15.626	1281.00	12/31/2019	12.545	14.897	98.00
12/31/2020	15.626	16.644	1224.00	12/31/2020	14.897	15.740	46.00
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	4.00	12/31/2014	N/A	17.124	0.00
12/31/2015	17.776	18.381	8.00	12/31/2015	17.124	17.565	0.00
12/31/2016	18.381	19.291	234.00	12/31/2016	17.565	18.288	24.00
12/31/2017	19.291	24.519	190.00	12/31/2017	18.288	23.059	20.00
12/31/2018	24.519	23.658	154.00	12/31/2018	23.059	22.071	16.00
12/31/2019	23.658	31.560	111.00	12/31/2019	22.071	29.209	15.00
12/31/2020	31.560	43.127	58.00	12/31/2020	29.209	39.595	11.00
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	0.00	12/31/2014	N/A	16.305	0.00
12/31/2015	16.927	15.953	1.00	12/31/2015	16.305	15.245	0.00
12/31/2016	15.953	18.272	201.00	12/31/2016	15.245	17.322	5.00
12/31/2017	18.272	20.364	172.00	12/31/2017	17.322	19.152	5.00
12/31/2018	20.364	18.329	139.00	12/31/2018	19.152	17.100	3.00
12/31/2019	18.329	22.748	108.00	12/31/2019	17.100	21.054	2.00
12/31/2020	22.748	22.882	81.00	12/31/2020	21.054	21.008	2.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 73

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL S&P 500 Index Fund
12/31/2011	8.489	8.502	252.00	12/31/2011	8.234	8.180	27.00
12/31/2012	8.502	9.675	435.00	12/31/2012	8.180	9.235	35.00
12/31/2013	9.675	12.561	538.00	12/31/2013	9.235	11.894	51.00
12/31/2014	12.561	14.011	483.00	12/31/2014	11.894	13.161	21.00
12/31/2015	14.011	13.948	430.00	12/31/2015	13.161	12.997	69.00
12/31/2016	13.948	15.329	517.00	12/31/2016	12.997	14.170	67.00
12/31/2017	15.329	18.345	432.00	12/31/2017	14.170	16.823	43.00
12/31/2018	18.345	17.213	350.00	12/31/2018	16.823	15.659	38.00
12/31/2019	17.213	22.216	263.00	12/31/2019	15.659	20.049	29.00
12/31/2020	22.216	25.740	160.00	12/31/2020	20.049	23.044	28.00
AZL Small Cap Stock Index Fund
12/31/2011	9.678	9.571	38.00	12/31/2011	9.386	9.209	3.00
12/31/2012	9.571	10.930	66.00	12/31/2012	9.209	10.432	9.00
12/31/2013	10.930	15.156	51.00	12/31/2013	10.432	14.350	14.00
12/31/2014	15.156	15.727	46.00	12/31/2014	14.350	14.773	8.00
12/31/2015	15.727	15.122	27.00	12/31/2015	14.773	14.091	9.00
12/31/2016	15.122	18.745	95.00	12/31/2016	14.091	17.328	9.00
12/31/2017	18.745	20.841	82.00	12/31/2017	17.328	19.113	9.00
12/31/2018	20.841	18.715	70.00	12/31/2018	19.113	17.025	8.00
12/31/2019	18.715	22.551	58.00	12/31/2019	17.025	20.351	8.00
12/31/2020	22.551	24.618	45.00	12/31/2020	20.351	22.039	8.00
AZL T. Rowe Price Capital Appreciation Fund
12/31/2011	11.422	10.791	102.00	12/31/2011	10.429	9.774	11.00
12/31/2012	10.791	11.951	138.00	12/31/2012	9.774	10.738	10.00
12/31/2013	11.951	15.314	120.00	12/31/2013	10.738	13.650	28.00
12/31/2014	15.314	16.879	110.00	12/31/2014	13.650	14.925	16.00
12/31/2015	16.879	17.487	104.00	12/31/2015	14.925	15.340	15.00
12/31/2016	17.487	18.596	115.00	12/31/2016	15.340	16.183	14.00
12/31/2017	18.596	21.096	102.00	12/31/2017	16.183	18.213	15.00
12/31/2018	21.096	20.880	89.00	12/31/2018	18.213	17.881	14.00
12/31/2019	20.880	25.609	63.00	12/31/2019	17.881	21.757	13.00
12/31/2020	25.609	29.666	41.00	12/31/2020	21.757	25.002	11.00
BlackRock Global Allocation V.I. Fund
12/31/2011	10.220	9.712	4450.00	12/31/2011	10.004	9.431	182.00
12/31/2012	9.712	10.530	4950.00	12/31/2012	9.431	10.144	234.00
12/31/2013	10.530	11.881	4931.00	12/31/2013	10.144	11.354	281.00
12/31/2014	11.881	11.942	4613.00	12/31/2014	11.354	11.321	253.00
12/31/2015	11.942	11.658	4203.00	12/31/2015	11.321	10.964	231.00
12/31/2016	11.658	11.934	3873.00	12/31/2016	10.964	11.133	209.00
12/31/2017	11.934	13.381	3414.00	12/31/2017	11.133	12.385	198.00
12/31/2018	13.381	12.194	3007.00	12/31/2018	12.385	11.196	186.00
12/31/2019	12.194	14.160	2604.00	12/31/2019	11.196	12.897	180.00
12/31/2020	14.160	16.854	2136.00	12/31/2020	12.897	15.228	163.00
Davis VA Financial Portfolio
12/31/2011	12.771	11.592	5.00	12/31/2011	9.266	8.344	0.00
12/31/2012	11.592	13.582	4.00	12/31/2012	8.344	9.698	0.00
12/31/2013	13.582	17.580	2.00	12/31/2013	9.698	12.453	0.00
12/31/2014	17.580	19.562	1.00	12/31/2014	12.453	13.747	0.00
12/31/2015	19.562	19.677	1.00	12/31/2015	13.747	13.717	0.00
12/31/2016	19.677	22.169	1.00	12/31/2016	13.717	15.331	0.00
12/31/2017	22.169	26.544	1.00	12/31/2017	15.331	18.210	0.00
12/31/2018	26.544	23.380	0.00	12/31/2018	18.210	15.911	0.00
12/31/2019	23.380	29.017	0.00	12/31/2019	15.911	19.590	0.00
12/31/2020	29.017	26.899	0.00	12/31/2020	19.590	18.015	0.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 74

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	73.00	12/31/2011	N/A	10.298	2.00
12/31/2012	10.780	11.705	114.00	12/31/2012	10.298	11.092	2.00
12/31/2013	11.705	13.235	100.00	12/31/2013	11.092	12.442	2.00
12/31/2014	13.235	13.697	113.00	12/31/2014	12.442	12.774	2.00
12/31/2015	13.697	13.504	105.00	12/31/2015	12.774	12.493	2.00
12/31/2016	13.504	13.859	151.00	12/31/2016	12.493	12.720	2.00
12/31/2017	13.859	15.614	75.00	12/31/2017	12.720	14.216	2.00
12/31/2018	15.614	14.568	60.00	12/31/2018	14.216	13.158	2.00
12/31/2019	14.568	16.907	39.00	12/31/2019	13.158	15.148	2.00
12/31/2020	16.907	18.986	33.00	12/31/2020	15.148	16.876	1.00
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	385.00	12/31/2011	N/A	9.358	18.00
12/31/2012	9.691	10.651	524.00	12/31/2012	9.358	10.203	24.00
12/31/2013	10.651	12.434	537.00	12/31/2013	10.203	11.817	19.00
12/31/2014	12.434	12.906	569.00	12/31/2014	11.817	12.168	20.00
12/31/2015	12.906	12.761	556.00	12/31/2015	12.168	11.935	19.00
12/31/2016	12.761	13.169	523.00	12/31/2016	11.935	12.218	18.00
12/31/2017	13.169	15.163	479.00	12/31/2017	12.218	13.956	23.00
12/31/2018	15.163	13.977	426.00	12/31/2018	13.956	12.762	18.00
12/31/2019	13.977	16.574	318.00	12/31/2019	12.762	15.013	17.00
12/31/2020	16.574	18.781	286.00	12/31/2020	15.013	16.876	15.00
Franklin Allocation VIP Fund
12/31/2011	8.165	7.927	103.00	12/31/2011	7.934	7.642	2.00
12/31/2012	7.927	9.015	98.00	12/31/2012	7.642	8.621	2.00
12/31/2013	9.015	11.003	72.00	12/31/2013	8.621	10.438	0.00
12/31/2014	11.003	11.159	51.00	12/31/2014	10.438	10.501	0.00
12/31/2015	11.159	10.320	37.00	12/31/2015	10.501	9.635	1.00
12/31/2016	10.320	11.518	33.00	12/31/2016	9.635	10.667	0.00
12/31/2017	11.518	12.718	29.00	12/31/2017	10.667	11.686	0.00
12/31/2018	12.718	11.331	26.00	12/31/2018	11.686	10.327	0.00
12/31/2019	11.331	13.392	21.00	12/31/2019	10.327	12.109	0.00
12/31/2020	13.392	14.756	13.00	12/31/2020	12.109	13.235	0.00
Franklin Income VIP Fund
12/31/2011	49.967	50.449	81.00	12/31/2011	39.636	39.700	15.00
12/31/2012	50.449	56.037	270.00	12/31/2012	39.700	43.744	13.00
12/31/2013	56.037	62.962	359.00	12/31/2013	43.744	48.758	8.00
12/31/2014	62.962	64.952	362.00	12/31/2014	48.758	49.899	7.00
12/31/2015	64.952	59.531	337.00	12/31/2015	49.899	45.370	7.00
12/31/2016	59.531	66.936	323.00	12/31/2016	45.370	50.606	7.00
12/31/2017	66.936	72.392	299.00	12/31/2017	50.606	54.296	6.00
12/31/2018	72.392	68.308	257.00	12/31/2018	54.296	50.823	6.00
12/31/2019	68.308	78.175	219.00	12/31/2019	50.823	57.700	5.00
12/31/2020	78.175	77.620	188.00	12/31/2020	57.700	56.833	5.00
Franklin Mutual Shares VIP Fund
12/31/2011	20.410	19.917	76.00	12/31/2011	17.639	17.076	1.00
12/31/2012	19.917	22.436	161.00	12/31/2012	17.076	19.082	2.00
12/31/2013	22.436	28.376	164.00	12/31/2013	19.082	23.942	2.00
12/31/2014	28.376	29.974	147.00	12/31/2014	23.942	25.089	2.00
12/31/2015	29.974	28.099	129.00	12/31/2015	25.089	23.331	2.00
12/31/2016	28.099	32.157	98.00	12/31/2016	23.331	26.489	1.00
12/31/2017	32.157	34.358	82.00	12/31/2017	26.489	28.077	1.00
12/31/2018	34.358	30.807	70.00	12/31/2018	28.077	24.973	1.00
12/31/2019	30.807	37.235	55.00	12/31/2019	24.973	29.944	1.00
12/31/2020	37.235	34.865	39.00	12/31/2020	29.944	27.813	1.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 75

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund
12/31/2011	29.342	30.578	133.00	12/31/2011	23.309	24.099	29.00
12/31/2012	30.578	30.720	242.00	12/31/2012	24.099	24.016	49.00
12/31/2013	30.720	29.615	264.00	12/31/2013	24.016	22.968	21.00
12/31/2014	29.615	30.191	225.00	12/31/2014	22.968	23.228	19.00
12/31/2015	30.191	29.913	217.00	12/31/2015	23.228	22.831	23.00
12/31/2016	29.913	29.693	237.00	12/31/2016	22.831	22.482	28.00
12/31/2017	29.693	29.673	227.00	12/31/2017	22.482	22.289	29.00
12/31/2018	29.673	29.357	210.00	12/31/2018	22.289	21.874	28.00
12/31/2019	29.357	30.463	165.00	12/31/2019	21.874	22.517	28.00
12/31/2020	30.463	31.189	140.00	12/31/2020	22.517	22.870	23.00
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	1.00	12/31/2014	N/A	12.626	0.00
12/31/2015	13.501	13.429	6.00	12/31/2015	12.626	12.458	0.00
12/31/2016	13.429	13.485	16.00	12/31/2016	12.458	12.410	0.00
12/31/2017	13.485	13.737	28.00	12/31/2017	12.410	12.542	0.00
12/31/2018	13.737	13.515	43.00	12/31/2018	12.542	12.240	0.00
12/31/2019	13.515	14.375	44.00	12/31/2019	12.240	12.915	0.00
12/31/2020	14.375	15.264	16.00	12/31/2020	12.915	13.604	0.00
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	10.00	12/31/2014	N/A	15.784	61.00
12/31/2015	17.752	17.404	15.00	12/31/2015	15.784	15.350	0.00
12/31/2016	17.404	17.850	30.00	12/31/2016	15.350	15.618	0.00
12/31/2017	17.850	18.339	41.00	12/31/2017	15.618	15.919	0.00
12/31/2018	18.339	17.842	64.00	12/31/2018	15.919	15.364	0.00
12/31/2019	17.842	19.339	57.00	12/31/2019	15.364	16.520	0.00
12/31/2020	19.339	20.628	20.00	12/31/2020	16.520	17.480	0.00
PIMCO VIT All Asset Portfolio
12/31/2011	14.370	14.448	465.00	12/31/2011	14.427	14.390	50.00
12/31/2012	14.448	16.375	748.00	12/31/2012	14.390	16.178	59.00
12/31/2013	16.375	16.192	850.00	12/31/2013	16.178	15.869	41.00
12/31/2014	16.192	16.042	771.00	12/31/2014	15.869	15.598	32.00
12/31/2015	16.042	14.397	741.00	12/31/2015	15.598	13.887	30.00
12/31/2016	14.397	16.033	678.00	12/31/2016	13.887	15.341	27.00
12/31/2017	16.033	17.952	619.00	12/31/2017	15.341	17.041	28.00
12/31/2018	17.952	16.744	545.00	12/31/2018	17.041	15.767	26.00
12/31/2019	16.744	18.475	417.00	12/31/2019	15.767	17.258	23.00
12/31/2020	18.475	19.677	350.00	12/31/2020	17.258	18.234	19.00
PIMCO VIT Balanced Allocation Portfolio
12/31/2012	N/A	10.237	154.00	12/31/2012	N/A	10.182	0.00
12/31/2013	10.237	9.477	219.00	12/31/2013	10.182	9.351	1.00
12/31/2014	9.477	9.802	221.00	12/31/2014	9.351	9.594	1.00
12/31/2015	9.802	9.563	216.00	12/31/2015	9.594	9.286	2.00
12/31/2016	9.563	9.708	204.00	12/31/2016	9.286	9.351	1.00
12/31/2017	9.708	10.959	182.00	12/31/2017	9.351	10.472	1.00
12/31/2018	10.959	10.202	175.00	12/31/2018	10.472	9.671	1.00
12/31/2019	10.202	11.972	153.00	12/31/2019	9.671	11.258	1.00
12/31/2020	11.972	13.118	131.00	12/31/2020	11.258	12.237	0.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 76

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2011	12.173	11.097	81.00	12/31/2011	11.632	10.520	8.00
12/31/2012	11.097	11.531	91.00	12/31/2012	10.520	10.844	6.00
12/31/2013	11.531	9.700	85.00	12/31/2013	10.844	9.049	6.00
12/31/2014	9.700	7.802	74.00	12/31/2014	9.049	7.221	5.00
12/31/2015	7.802	5.716	74.00	12/31/2015	7.221	5.248	7.00
12/31/2016	5.716	6.491	70.00	12/31/2016	5.248	5.912	6.00
12/31/2017	6.491	6.539	64.00	12/31/2017	5.912	5.908	7.00
12/31/2018	6.539	5.536	47.00	12/31/2018	5.908	4.962	6.00
12/31/2019	5.536	6.083	36.00	12/31/2019	4.962	5.409	6.00
12/31/2020	6.083	6.080	29.00	12/31/2020	5.409	5.363	7.00
PIMCO VIT Dynamic Bond Portfolio
12/31/2011	N/A	9.802	79.00	12/31/2011	N/A	9.749	40.00
12/31/2012	9.802	10.414	279.00	12/31/2012	9.749	10.275	49.00
12/31/2013	10.414	10.154	480.00	12/31/2013	10.275	9.939	39.00
12/31/2014	10.154	10.318	513.00	12/31/2014	9.939	10.019	38.00
12/31/2015	10.318	10.003	542.00	12/31/2015	10.019	9.635	15.00
12/31/2016	10.003	10.331	561.00	12/31/2016	9.635	9.872	16.00
12/31/2017	10.331	10.698	545.00	12/31/2017	9.872	10.142	13.00
12/31/2018	10.698	10.658	485.00	12/31/2018	10.142	10.023	13.00
12/31/2019	10.658	11.029	424.00	12/31/2019	10.023	10.289	9.00
12/31/2020	11.029	11.398	359.00	12/31/2020	10.289	10.549	9.00
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2011	14.738	15.454	343.00	12/31/2011	14.084	14.650	32.00
12/31/2012	15.454	17.966	402.00	12/31/2012	14.650	16.895	49.00
12/31/2013	17.966	16.482	388.00	12/31/2013	16.895	15.376	35.00
12/31/2014	16.482	16.500	371.00	12/31/2014	15.376	15.271	35.00
12/31/2015	16.500	15.905	375.00	12/31/2015	15.271	14.603	37.00
12/31/2016	15.905	17.777	347.00	12/31/2016	14.603	16.191	37.00
12/31/2017	17.777	19.265	281.00	12/31/2017	16.191	17.407	37.00
12/31/2018	19.265	18.097	242.00	12/31/2018	17.407	16.220	36.00
12/31/2019	18.097	20.485	208.00	12/31/2019	16.220	18.215	36.00
12/31/2020	20.485	21.554	192.00	12/31/2020	18.215	19.012	35.00
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2011	12.952	13.740	120.00	12/31/2011	12.377	13.026	7.00
12/31/2012	13.740	14.489	126.00	12/31/2012	13.026	13.626	6.00
12/31/2013	14.489	13.077	136.00	12/31/2013	13.626	12.199	6.00
12/31/2014	13.077	13.187	96.00	12/31/2014	12.199	12.204	6.00
12/31/2015	13.187	12.479	93.00	12/31/2015	12.204	11.457	6.00
12/31/2016	12.479	12.803	82.00	12/31/2016	11.457	11.661	6.00
12/31/2017	12.803	13.715	71.00	12/31/2017	11.661	12.393	6.00
12/31/2018	13.715	12.956	51.00	12/31/2018	12.393	11.613	2.00
12/31/2019	12.956	13.559	47.00	12/31/2019	11.613	12.057	2.00
12/31/2020	13.559	14.724	37.00	12/31/2020	12.057	12.988	1.00
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.814	22.00	12/31/2011	N/A	9.761	0.00
12/31/2012	9.814	10.276	112.00	12/31/2012	9.761	10.139	2.00
12/31/2013	10.276	9.814	196.00	12/31/2013	10.139	9.606	2.00
12/31/2014	9.814	9.533	203.00	12/31/2014	9.606	9.257	2.00
12/31/2015	9.533	8.928	221.00	12/31/2015	9.257	8.600	5.00
12/31/2016	8.928	9.401	224.00	12/31/2016	8.600	8.984	6.00
12/31/2017	9.401	9.668	233.00	12/31/2017	8.984	9.166	6.00
12/31/2018	9.668	9.633	240.00	12/31/2018	9.166	9.059	6.00
12/31/2019	9.633	10.249	186.00	12/31/2019	9.059	9.561	6.00
12/31/2020	10.249	10.926	142.00	12/31/2020	9.561	10.111	7.00

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
Appendix B
 77

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Managed Asset Allocation Portfolio
12/31/2011	10.992	10.652	830.00	12/31/2011	10.888	10.467	71.00
12/31/2012	10.652	11.435	994.00	12/31/2012	10.467	11.146	77.00
12/31/2013	11.435	10.389	976.00	12/31/2013	11.146	10.046	62.00
12/31/2014	10.389	10.726	822.00	12/31/2014	10.046	10.289	54.00
12/31/2015	10.726	10.562	740.00	12/31/2015	10.289	10.051	47.00
12/31/2016	10.562	10.836	692.00	12/31/2016	10.051	10.230	44.00
12/31/2017	10.836	12.190	625.00	12/31/2017	10.230	11.416	40.00
12/31/2018	12.190	11.364	568.00	12/31/2018	11.416	10.558	36.00
12/31/2019	11.364	13.118	498.00	12/31/2019	10.558	12.090	34.00
12/31/2020	13.118	15.112	436.00	12/31/2020	12.090	13.817	28.00
PIMCO VIT High Yield Portfolio
12/31/2011	16.855	17.180	373.00	12/31/2011	15.360	15.532	49.00
12/31/2012	17.180	19.367	828.00	12/31/2012	15.532	17.369	64.00
12/31/2013	19.367	20.195	1104.00	12/31/2013	17.369	17.967	91.00
12/31/2014	20.195	20.581	1183.00	12/31/2014	17.967	18.165	59.00
12/31/2015	20.581	19.961	1180.00	12/31/2015	18.165	17.478	61.00
12/31/2016	19.961	22.141	1190.00	12/31/2016	17.478	19.231	70.00
12/31/2017	22.141	23.281	1163.00	12/31/2017	19.231	20.061	62.00
12/31/2018	23.281	22.346	1028.00	12/31/2018	20.061	19.101	54.00
12/31/2019	22.346	25.286	842.00	12/31/2019	19.101	21.442	53.00
12/31/2020	25.286	26.369	634.00	12/31/2020	21.442	22.181	47.00
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	28.289	0.00	12/31/2017	N/A	24.362	0.00
12/31/2018	28.289	27.232	0.00	12/31/2018	24.362	23.264	2.00
12/31/2019	27.232	30.437	0.00	12/31/2019	23.264	25.794	2.00
12/31/2020	30.437	35.238	1.00	12/31/2020	25.794	29.625	1.00
PIMCO VIT Real Return Portfolio
12/31/2011	14.058	15.482	460.00	12/31/2011	13.165	14.383	38.00
12/31/2012	15.482	16.603	775.00	12/31/2012	14.383	15.301	49.00
12/31/2013	16.603	14.863	876.00	12/31/2013	15.301	13.589	43.00
12/31/2014	14.863	15.111	847.00	12/31/2014	13.589	13.705	46.00
12/31/2015	15.111	14.498	844.00	12/31/2015	13.705	13.044	54.00
12/31/2016	14.498	15.039	837.00	12/31/2016	13.044	13.424	50.00
12/31/2017	15.039	15.373	798.00	12/31/2017	13.424	13.613	48.00
12/31/2018	15.373	14.824	709.00	12/31/2018	13.613	13.021	47.00
12/31/2019	14.824	15.853	570.00	12/31/2019	13.021	13.814	45.00
12/31/2020	15.853	17.464	451.00	12/31/2020	13.814	15.096	32.00
PIMCO VIT StocksPLUS Global Portfolio
12/31/2011	10.280	9.659	122.00	12/31/2011	10.262	9.566	1.00
12/31/2012	9.659	10.454	126.00	12/31/2012	9.566	10.271	1.00
12/31/2013	10.454	12.288	116.00	12/31/2013	10.271	11.976	1.00
12/31/2014	12.288	12.227	97.00	12/31/2014	11.976	11.821	1.00
12/31/2015	12.227	10.969	85.00	12/31/2015	11.821	10.521	1.00
12/31/2016	10.969	11.655	76.00	12/31/2016	10.521	11.090	1.00
12/31/2017	11.655	14.136	54.00	12/31/2017	11.090	13.343	1.00
12/31/2018	14.136	12.441	50.00	12/31/2018	13.343	11.649	0.00
12/31/2019	12.441	15.645	38.00	12/31/2019	11.649	14.533	0.00
12/31/2020	15.645	17.438	21.00	12/31/2020	14.533	16.069	0.00

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M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
12/31/2011	18.572	18.976	962.00	12/31/2011	15.635	15.848	64.00
12/31/2012	18.976	20.507	1518.00	12/31/2012	15.848	16.990	88.00
12/31/2013	20.507	19.825	1739.00	12/31/2013	16.990	16.294	79.00
12/31/2014	19.825	20.387	1657.00	12/31/2014	16.294	16.622	78.00
12/31/2015	20.387	20.194	1591.00	12/31/2015	16.622	16.334	108.00
12/31/2016	20.194	20.448	1569.00	12/31/2016	16.334	16.407	103.00
12/31/2017	20.448	21.156	1488.00	12/31/2017	16.407	16.840	103.00
12/31/2018	21.156	20.750	1341.00	12/31/2018	16.840	16.385	91.00
12/31/2019	20.750	22.174	1114.00	12/31/2019	16.385	17.370	73.00
12/31/2020	22.174	23.759	917.00	12/31/2020	17.370	18.462	69.00
Templeton Global Bond VIP Fund
12/31/2011	44.783	43.777	240.00	12/31/2011	35.596	34.521	17.00
12/31/2012	43.777	49.669	427.00	12/31/2012	34.521	38.852	24.00
12/31/2013	49.669	49.776	530.00	12/31/2013	38.852	38.626	23.00
12/31/2014	49.776	49.984	542.00	12/31/2014	38.626	38.478	21.00
12/31/2015	49.984	47.167	546.00	12/31/2015	38.478	36.021	21.00
12/31/2016	47.167	47.878	568.00	12/31/2016	36.021	36.272	21.00
12/31/2017	47.878	48.124	529.00	12/31/2017	36.272	36.168	19.00
12/31/2018	48.124	48.371	473.00	12/31/2018	36.168	36.063	18.00
12/31/2019	48.371	48.658	405.00	12/31/2019	36.063	35.988	18.00
12/31/2020	48.658	45.446	353.00	12/31/2020	35.988	33.344	18.00
Templeton Growth VIP Fund
12/31/2011	23.000	21.099	29.00	12/31/2011	19.306	17.569	0.00
12/31/2012	21.099	25.187	63.00	12/31/2012	17.569	20.805	1.00
12/31/2013	25.187	32.491	71.00	12/31/2013	20.805	26.625	3.00
12/31/2014	32.491	31.138	71.00	12/31/2014	26.625	25.313	1.00
12/31/2015	31.138	28.713	67.00	12/31/2015	25.313	23.156	1.00
12/31/2016	28.713	31.038	49.00	12/31/2016	23.156	24.831	1.00
12/31/2017	31.038	36.270	42.00	12/31/2017	24.831	28.786	1.00
12/31/2018	36.270	30.452	39.00	12/31/2018	28.786	23.975	1.00
12/31/2019	30.452	34.580	33.00	12/31/2019	23.975	27.008	1.00
12/31/2020	34.580	36.075	22.00	12/31/2020	27.008	27.950	1.00

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Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract
These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations, withdrawals for financial adviser fees, and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal to pay financial adviser fees (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and (Maximum Anniversary Value) is $100,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	(Maximum Anniversary Value) (Maximum Anniversary Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$100,000
$5,000 withdrawal		– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 100,000)]
	– 5,000	= – 4,500	= – 5,202	= – 5,000	= – 5,000
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 95,000
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$ 5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

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Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz VisionSM New York Variable Annuity Prospectus – April 30, 2021
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Appendix D – Lifetime Benefits
Version A Contracts that were issued on or prior to April 29, 2011 offered two different Lifetime Benefits. Lifetime Plus Benefit was available from October 1, 2007 through March 31, 2009. Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit	A	10/1/2007 – 3/31/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(3)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(4)
Lifetime Plus 8 Benefit	A	8/7/2008 – 1/23/2009
Single Lifetime Plus Payments			0.80%(5)	1.20%(7)	1.60%(3)
Joint Lifetime Plus Payments			0.95%(6)	1.35%(8)	1.75%(4)
Lifetime Plus 8 Benefit	A	1/26/2009 – 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(3)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(4)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)	A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.
(3)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(4)	This is the maximum charge we could impose if you have a qualifying event.
(5)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(6)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(7)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(8)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages. In addition, before Lifetime Plus Payments begin you are paying for a benefit you are not currently using.
•	Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit if there is more than a 30-year age difference between spouses, or under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses.
•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

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•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries* upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)
*	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

• For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.
• For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.
Removing a Lifetime Benefit
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than before the end of the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or
•	requesting a Full Annuitization.
Covered Person(s)
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit if there is more than a 30-year age difference between spouses, or under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determined the Covered Persons as follows.
For single Lifetime Plus Payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you chose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or

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–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.
You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Once we remove a Covered Person, he or she cannot be reinstated.
• Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.
• For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.
• Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.
Lifetime Plus Payment Overview
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	Quarterly Anniversary Value, or
•	For Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals. Each Contract Anniversary before the older Covered Person’s 81st birthday we automatically reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase).

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•	For Lifetime Plus 8 Benefit, a quarterly simple interest of 2% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (8% Annual Increase).
We determine your payment percentage by using Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit with single Lifetime Plus Payments
Age band of the Covered Person	Annual maximum Lifetime Plus Payment percentage
55 – 59	4%
60 – 69	5%
70 – 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus Benefit with joint Lifetime Plus Payments
Age band of the younger Covered Person	Annual maximum Lifetime Plus Payment percentage
60 – 69	5%
70 – 74	5.5%
75 – 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 8 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 – 79	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
•	the Quarterly Anniversary Value,
•	for Lifetime Plus Benefit, the 5% Annual Increase, or
•	for Lifetime Plus 8 Benefit, the 8% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract

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Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person’s age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

• For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase or 8% Annual Increase based on Purchase Payments.
Quarterly Anniversary Value
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Lifetime Plus Benefit’s 5% Annual Increase
While your Lifetime Plus Benefit is in effect, we only calculate the 5% Annual Increase before the Benefit Date.
If the rider effective date was the Issue Date, the 5% Annual Increase was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the 5% Annual Increase was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day we adjust the 5% Annual Increase as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the rider effective date was the Issue Date and there are no resets, we calculate the 5% Annual Increase as follows.
On the first Rider Anniversary the 5% Annual Increase is equal to:
a + (0.05 x b)
Where:
a	=	The 5% Annual Increase at the end of the prior Business Day; and
b	=	Purchase Payments* received within 90 days of the Issue Date.

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On the second and later Rider Anniversaries the 5% Annual Increase is equal to:
c + (0.05 x d)
Where:
c	=	The 5% Annual Increase at the end of the prior Business Day; and
d	=	Purchase Payments* received more than one year ago and at most 11 years ago. If there was no reset, on the 11th Rider Anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the rider effective date was after the Issue Date or there are resets, we calculate the 5% Annual Increase as follows.
On the first Rider Anniversary (or first reset anniversary) the 5% Annual Increase is equal to:
e + (0.05 x f)
Where:
e	=	The 5% Annual Increase at the end of the prior Business Day; and
f	=	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date).
On the second and later Rider Anniversaries (or second and later reset anniversaries) the 5% Annual Increase is equal to:
g + (0.05 x h)
Where:
g	=	The 5% Annual Increase at the end of the prior Business Day; and
h	=	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date), plus total Purchase Payments* received more than one year ago and at most 11 years ago and after the rider effective date (or reset date). If there was no reset, on the 11th Rider Anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date. We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
*	Reduced by the percentage of any Contract Value withdrawn on or after the rider effective date (or reset date), determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
Lifetime Plus Benefit’s Resets
While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, on each Contract Anniversary we compare the 5% Annual Increase to the Contract Value using the values determined at the end of the prior Business Day and increase the 5% Annual Increase to equal this Contract Value if it is greater (automatic reset).
For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to accept the charge increase or opt out of future automatic resets. If you accept this increase to the additional M&E charge we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future automatic resets.
If you opt out of future automatic resets, we do not increase Lifetime Plus Benefit’s additional M&E charge, you do not receive any future automatic resets, you keep all previous resets (including this reset), and you can request manual resets in the future. After opting out of automatic resets, you can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. Manual resets are only available on a Contract Anniversary if the Contract Value is greater than the 5% Annual Increase using the values determined at the end of the prior Business Day.

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We process your manual reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. For a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M& E charge change due to a manual reset occurs on the 30th day after the reset date, or on the next Business Day if the 30th day is not a Business Day.
If we change Lifetime Plus Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
When we process a reset (automatic or manual), we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date.
Lifetime Plus 8 Benefit’s 8% Annual Increase
While your Lifetime Plus 8 Benefit is in effect, we only calculate the 8% Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the increase period, we apply a simple interest increase of 2% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). The increase period begins on the first Quarterly Anniversary that occurs on or after the sole Covered Person’s 60th birthday, or the younger joint Covered Person’s 65th birthday (the increase start date). The increase start date was the rider effective date if the Covered Person’s age requirement was met on that date. The increase period ends on the earlier of the Contract Anniversary that occurs 20 years after the increase start date, or on the Benefit Date.
On each Quarterly Anniversary, we compare the 8% Annual Increase to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). During the increase period, we do this comparison after applying any quarterly simple interest. We also then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the 8% Annual Increase, not just during the increase period. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date was the Issue Date, both the 8% Annual Increase and increase base were initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, both the 8% Annual Increase and increase base were initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 8% Annual Increase and increase base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary during the increase period, the 8% Annual Increase is equal to:
a + 0.02 (b – c)
Where:
a	=	The 8% Annual Increase at the end of the prior Business Day;
b	=	The increase base at the end of the prior Business Day; and
c	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
We then compare this 8% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 8% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur before, during and after the increase period.

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For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 8 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M& E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 8 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.
If we change Lifetime Plus 8 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit with single Lifetime Plus Payments is age 55, and for joint payments it is age 60. The exercise age for Lifetime Plus 8 Benefit is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You can no longer remove your selected Lifetime Benefit from the Contract.
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments so the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

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•	If you selected Lifetime Plus 8 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected Lifetime Plus 8 Benefit and your rider effective date is from January 26, 2009 through March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.
•	Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.
•	Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge subject to the maximum additional M&E charge stated at the beginning of this appendix.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

• If the older Covered Person was age 80 on the rider effective date we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.
We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

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Cumulative Withdrawal Benefit
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.
The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge . Each Cumulative Withdrawal reduces your Contract Value, Withdrawal Charge Basis and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit Value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

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• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitizations, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.
If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
If you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013, to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M& E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit

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your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.
If your rider effective date is from January 26, 2009 through March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.
If your rider effective date is before January 26, 2009:
•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.
•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL MSCI Emerging Markets Equity Index Fund	Franklin Founding Funds Allocation VIP Fund*
AZL Small Cap Stock Index Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
Davis VA Financial Portfolio*
If your rider effective date is before January 26, 2009: Franklin Founding Funds Allocation VIP Fund is included in Investment Option Group C, and not in Group A.
Group B Investment Options
AZL International Index Fund	AZL S&P 500 Index Fund
AZL Mid Cap Index Fund	Franklin Mutual Shares VIP Fund*
AZL Russell 1000 Growth Index Fund	PIMCO VIT StocksPLUS® Global Portfolio
AZL Russell 1000 Value Index Fund	Templeton Growth VIP Fund*

Group C Investment Options
AZL Balanced Index Strategy Fund	BlackRock Global Allocation V.I. Fund*
AZL DFA Five-Year Global Fixed Income Fund	Fidelity VIP FundsManager 50% Portfolio*
AZL DFA Multi-Strategy Fund	Fidelity VIP FundsManager 60% Portfolio*
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Franklin Income VIP Fund*
AZL Fidelity Institutional Asset Management® Total Bond Fund	Franklin U.S. Government Securities VIP Fund*
AZL Gateway Fund	PIMCO VIT All Asset Portfolio*
AZL Government Money Market Fund	PIMCO VIT Emerging Markets Bond Portfolio*
AZL Moderate Index Strategy Fund	PIMCO VIT Global Bond Portfolio (Unhedged) *
AZL MVP Balanced Index Strategy Fund	PIMCO VIT Global Core Bond (Hedged) Portfolio
AZL MVP Fusion Balanced Fund	PIMCO VIT Global Managed Asset Allocation Portfolio*
AZL MVP Fusion Conservative Fund	PIMCO VIT High Yield Portfolio*
AZL MVP Fusion Moderate Fund	PIMCO VIT Real Return Portfolio*
AZL MVP Growth Index Strategy Fund	PIMCO VIT Total Return Portfolio
AZL T. Rowe Price Capital Appreciation Fund	PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund *
*	These Investment Options are closed as discussed in Appendix L.
We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

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While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When a Lifetime Benefit Ends
Your Lifetime Benefit ends upon the earliest of the following.
•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in this appendix.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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Appendix E – Target Date Benefits
Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from May 1, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
Target Date Retirement Benefit	A	5/1/2008 – 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 – 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

• Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date then you have Target Date 10 Benefit; if the minimum is seven you have Target Date Retirement Benefit.
Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
There are several important points to note about Target Date Benefits.
•	Target Date Benefits do not guarantee Investment Option performance.
•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the flexible rebalancing program while your Target Date Benefit is in effect. This restriction no longer applies if you remove a Target Date Benefit.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
Removing a Target Date Benefit
You can remove a Target Date Benefit by completing the appropriate form from your Contract while the Contract Value is positive. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than before the end of the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on

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the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

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If the rider effective date was the Issue Date, the Target Value was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Target Value was initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
• For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

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TABLE 1: Investment Option Groups
Group A(1)
AZL MSCI Emerging Markets Equity Index Fund	Davis VA Financial Portfolio*
AZL MVP Growth Index Strategy Fund*	Franklin Founding Funds Allocation VIP Fund*
AZL Small Cap Stock Index Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
(1)If your rider effective date is before January 26, 2009: AZL MVP Growth Index Strategy Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.
Group B
AZL International Index Fund	AZL T. Rowe Price Capital Appreciation Fund
AZL Mid Cap Index Fund	Franklin Mutual Shares VIP Fund*
AZL Russell 1000 Growth Index Fund	PIMCO VIT StocksPLUS® Global Portfolio
AZL Russell 1000 Value Index Fund	Templeton Growth VIP Fund*
AZL S&P 500 Index Fund

Group X	Group Y
AZL DFA Multi-Strategy Fund	AZL Balanced Index Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund
AZL Gateway Fund	AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Moderate Index Strategy Fund	AZL Government Money Market Fund
AZL MVP Fusion Moderate Fund	AZL MVP Balanced Index Strategy Fund
BlackRock Global Allocation V.I. Fund*	AZL MVP Fusion Balanced Fund
Fidelity VIP FundsManager 50% Portfolio*	AZL MVP Fusion Conservative Fund
Fidelity VIP FundsManager 60% Portfolio*	Franklin U.S. Government Securities VIP Fund*
Franklin Income VIP Fund*	PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*	PIMCO VIT Emerging Markets Bond Portfolio *
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix L.

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The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

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TABLE 3: Maximum Contract Value Allowed in Group A and

Minimum Contract Value Required in Group Y

When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.
Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

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2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
• Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.
• If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

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When a Target Date Benefit Ends
Your Target Date Benefit ends upon the earliest of the following.
•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	When the Contract ends.

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Appendix F – Quarterly Value Death Benefit
The Quarterly Value Death Benefit was available on Version A Contracts issued from October 1, 2007 through March 7, 2010. This benefit had an additional M&E charge of 0.30% during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. There is no additional M&E charge for this benefit during the Annuity Phase. The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge. You cannot remove the Quarterly Value Death Benefit from your Contract.
We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.
*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.
The Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
The end date occurs on the earliest of:
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and the death benefit payment election.
If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value does not increase as of the Business Day we receive the above required death claim documentation from the Beneficiary that first files claim. However, if the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.
The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	When the Contract ends.

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Appendix G – Previous Versions of the Maximum Anniversary Death Benefit
These are the only differences between the original Maximum Anniversary Death Benefit, the second Maximum Anniversary Death Benefit, and the Maximum Anniversary Death Benefit discussed in section 11.b (which was on Version B Contracts issued from September 20, 2010 through April 27, 2012:
Original Maximum Anniversary Death Benefit	Second Maximum Anniversary Death Benefit
• Available on Version A Contracts issued from September 20, 2010 through April 29, 2011.	• Available on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.
• If you remove the Additional Required Benefit you can continue to receive annual lock ins and we continue to assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit’s rider termination date.
For both the original Maximum Anniversary Death Benefit and second Maximum Anniversary Death Benefit, the end date occurs on the earliest of:
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

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Appendix H – Short Withdrawal Charge Option
The Short Withdrawal Charge Option was available on Version A Contracts issued from October 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The Short Withdrawal Charge Option shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options’ net asset value.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

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Appendix I – No Withdrawal Charge Option
The No Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract’s withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options’ net asset value.
The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016, this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefit provides either guaranteed lifetime income or an accumulation guarantee for an additional charge and restricts Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed lifetime income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.

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Appendix J – Income Focus
Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
	Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus (05.12) and (07.12)
Single Income Focus Payments	2.75%	0.50%	1.30%
Joint Income Focus Payments	2.95%	0.50%	1.30%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated

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Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.

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For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include  Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For Contracts with the Bonus Option, bonus amounts are not included in the parts of Income Values or Total Income Value based on Purchase Payments.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

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• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.
Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.

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Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less

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than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

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•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.

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Appendix K – Investment Protector
Investment Protector was available from July 22, 2009 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Minimum	Current
(07.13 through 10.16)	A(1) and B	7/22/2013 – 10/16/2016	2.50%	0.35%	1.30%
(01.12, 07.12)	A(1) and B	4/30/2012 - 7/9/2013	2.50%	0.35%	1.20%
(01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	0.35%	1.20%
(05.10)	A and B	5/3/2010 – 1/20/2012	2.50%	0.35%	1.15%
(08.09)	A	7/22/2009 – 4/30/2010	2.50%	0.35%	1.05%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(05.10 through 07.12)	5/3/2010 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
(08.09)	7/22/2009 – 4/30/2010	Tenth Rider Anniversary	Fifth Rider Anniversary	95%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

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If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change

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your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
• For Contracts with the Bonus Option, the bonus is not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment

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Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.
Investment Protector (07.12 through 10.16)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio	MFS VIT Total Return Bond Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix L.

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows:
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

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Investment Protector (08.09 through 01.12)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Group A
AZL MSCI Emerging Markets Equity Index Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL Russell 1000 Growth Index Fund	AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Group Y
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix L.

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94% + of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

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Appendix K
 122

Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
• Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
• If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

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Appendix K
 123

When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

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Appendix K
 124

Appendix L – Material Contract Variations by Issue Date
All material Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Lifetime Plus Benefit, Lifetime Plus 8 Benefit, Target Date Retirement Benefit, Target Date 10 Benefit, Investment Protector, or Income Protector versions available on or before October 13, 2017.
•	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•	If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP Funds
Manager® 50% Portfolio
Fidelity VIP Funds
Manager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund	FRANKLIN TEMPLETON (conintued)
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Dynamic Bond Portfolio

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Appendix L
 125

For Service or More Information
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	For general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of New York NW5990 P.O. Box 1450 Minneapolis, MN 55485-5990	Allianz Life Insurance Company of New York P.O. Box 561 Minneapolis, MN 55440-0561
OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York NW5990 1801 Parkview Drive Shoreview, MN 55126	Allianz Life Insurance Company of New York 5701 Golden Hills Drive Golden Valley, MN 55416-1297

Checks sent to the wrong address for an additional Purchase Payment are forwarded to the 1801 Parkview Drive address listed above which may delay processing.
For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com/newyork. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

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 126

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VisionSM New York VARIABLE ANNUITY contract issued on or prior to April 26, 2013
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life® of NY Variable Account C (the Separate Account) and
Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life of New York that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of New York
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197
Dated: April 30, 2021
VISNY(VS10)SAI-0521

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life of New York is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We currently offer registered index-linked annuities.
Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
The financial statements of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020 included in Appendix C of this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of Allianz Life Insurance Company of New York incorporated in Part C of this Registration Statement by reference to Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File No. 333-182990) filed with the SEC for the year ended December 31, 2020 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Legal Opinions
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor of the contracts.
ALFS sells annuity contracts issued by Allianz Life of New York primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 705 retail broker/dealers to sell its contracts.
We pay commissions for the sale of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2018	$24,154,779.30	$0
2019	$27,988,133.70	$0
2020	$31,063,685.59	$0
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 58 broker-dealer firms and one insurance

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

agency. These payments vary in amount. In 2020, the five firms receiving the largest payments, ranging from $804,015 to $8,322,586, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC – Wealth (ISG)
Royal Alliance
Wells Fargo Advisors LLC (PCG)
Woodbury Financial Services, Inc.

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2018	$1,450,101
2019	$1,548,030
2020	$1,737,100

Federal Tax Status
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
Taxation of Annuities in General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.
Qualified Contracts
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We previously offered the following types of Qualified Contracts.
•	IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1⁄2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Distributions – Qualified Contracts
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1⁄2;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and
12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to 12) above, a qualified birth or adoption distribution may be repaid in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permitted corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution was an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent had to have been diagnosed with the virus, or you had to have been affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020) or retire.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70  1⁄2 if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
Distributions – Non-Qualified Contracts
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. Upon Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 1⁄2;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Required Distributions
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
Income Tax Withholding
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Multiple Contracts
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
Partial 1035 Exchanges
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
Death Benefits
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Annuity Payments
We base Annuity Payments on the Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Variable Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Under a Partial Annuitization, this Annuity Option is only available for variable Annuity Payments. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center, using the AIR as the interest rate for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment. There are no additional costs for a lump sum payment. If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If we were making variable Annuity Payments and the last surviving joint Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center, using the selected AIR as the interest rate for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. If the last surviving joint Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Annuity Payment.
(F)	=	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Annuity Units/Calculating Variable Annuity Payments
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3% or 4.5% based on your selection .
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

Financial Statements
The audited statutory financial statements of Allianz Life of New York as of and for the year ended December 31, 2020 and 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2020 and 2019 are included in Appendix C.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix A

UPON THE DEATH OF A JOINT OWNER

(NOTE: Joint Owners cannot take Partial Annuitizations)

Action under any portion of the Contract that is in the Accumulation Phase

•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•	We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•	If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving Joint Owner/spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix A

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under any portion of the Contract that is in the Accumulation Phase

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a surviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the surviving spouse is named as the primary beneficiary under the qualified plan or custodial account.
Action under any portion of the Contract that is in the Annuity Phase

•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period ends, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)

•	Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.
•	No death benefit is payable.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix A

Appendix B – Condensed Financial Information
The financial statements of Allianz Life Insurance Company of New York are included in Part C of the Registration Statement.
AUV information corresponding to the highest and lowest combination of M&E charges for the Contract as of December 31, 2020 are found in prospectus Appendix B. A separate rider charge may also apply to your Contract if you have Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges as of December 31, 2020 is found here in this Appendix.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C.
Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit	1.70%
Bonus Option	1.90%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from August 31, 2007 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.60%	3.10%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.90%	3.40%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.75%	3.25%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.05%	3.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus 8 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.85%	3.10%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	3.15%	3.40%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	3.00%	3.25%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Base Contract with Lifetime Plus 8 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Quarterly Value Death Benefit and Bonus Option	joint	3.30%	3.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Base Contract with Lifetime Plus 8 Benefit (available from August 7, 2008 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.70%	2.60%	3.10%	3.00%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	3.00%	2.90%	3.40%	3.30%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.85%	2.75%	3.25%	3.15%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	3.15%	3.05%	3.55%	3.45%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event, or had a qualifying event and declined the M&E charge increase.
(2)	Had a qualifying event and accepted the M&E charge increase.

NOTE: A qualifying event is the reset of a Lifetime Benefit’s Annual Increase or an automatic annual Lifetime Plus Payment increase that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from May 1, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.30%	Bonus Option	2.45%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.60%	Quarterly Value Death Benefit and Bonus Option	2.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

(Number of Accumulation Units in thousands)
Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.65%
	12/31/2011	10.901	10.982	258
	12/31/2012	10.982	11.913	392
	12/31/2013	11.913	13.233	276
	12/31/2014	13.233	13.812	244
	12/31/2015	13.812	13.588	224
	12/31/2016	13.588	14.268	224
	12/31/2017	14.268	15.649	198
	12/31/2018	15.649	14.720	180
	12/31/2019	14.720	16.976	151
	12/31/2020	16.976	18.742	149
1.70%
	12/31/2011	10.895	10.970	174
	12/31/2012	10.970	11.894	226
	12/31/2013	11.894	13.205	212
	12/31/2014	13.205	13.776	202
	12/31/2015	13.776	13.546	164
	12/31/2016	13.546	14.217	139
	12/31/2017	14.217	15.585	114
	12/31/2018	15.585	14.653	106
	12/31/2019	14.653	16.890	80
	12/31/2020	16.890	18.637	70
1.75%
	12/31/2011	10.888	10.958	9
	12/31/2012	10.958	11.875	11
	12/31/2013	11.875	13.178	11
	12/31/2014	13.178	13.741	7
	12/31/2015	13.741	13.504	18
	12/31/2016	13.504	14.166	18
	12/31/2017	14.166	15.522	11
	12/31/2018	15.522	14.586	4
	12/31/2019	14.586	16.804	2
	12/31/2020	16.804	18.533	2
1.80%
	12/31/2011	10.882	10.946	104
	12/31/2012	10.946	11.856	98
	12/31/2013	11.856	13.150	206
	12/31/2014	13.150	13.705	257
	12/31/2015	13.705	13.462	304
	12/31/2016	13.462	14.115	236
	12/31/2017	14.115	15.458	314
	12/31/2018	15.458	14.519	292
	12/31/2019	14.519	16.718	261
	12/31/2020	16.718	18.430	287

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	10.869	10.922	172
	12/31/2012	10.922	11.818	232
	12/31/2013	11.818	13.095	218
	12/31/2014	13.095	13.634	279
	12/31/2015	13.634	13.379	233
	12/31/2016	13.379	14.014	217
	12/31/2017	14.014	15.332	175
	12/31/2018	15.332	14.386	174
	12/31/2019	14.386	16.549	166
	12/31/2020	16.549	18.224	167
1.95%
	12/31/2011	10.863	10.910	115
	12/31/2012	10.910	11.799	192
	12/31/2013	11.799	13.067	140
	12/31/2014	13.067	13.599	130
	12/31/2015	13.599	13.337	139
	12/31/2016	13.337	13.963	143
	12/31/2017	13.963	15.270	136
	12/31/2018	15.270	14.320	126
	12/31/2019	14.320	16.464	121
	12/31/2020	16.464	18.123	125
2.05%
	12/31/2011	10.850	10.886	43
	12/31/2012	10.886	11.762	43
	12/31/2013	11.762	13.013	43
	12/31/2014	13.013	13.528	13
	12/31/2015	13.528	13.255	12
	12/31/2016	13.255	13.863	11
	12/31/2017	13.863	15.145	11
	12/31/2018	15.145	14.189	12
	12/31/2019	14.189	16.297	13
	12/31/2020	16.297	17.921	13
2.10%
	12/31/2011	10.843	10.874	63
	12/31/2012	10.874	11.743	62
	12/31/2013	11.743	12.986	60
	12/31/2014	12.986	13.493	51
	12/31/2015	13.493	13.214	44
	12/31/2016	13.214	13.813	43
	12/31/2017	13.813	15.083	42
	12/31/2018	15.083	14.124	42
	12/31/2019	14.124	16.214	47
	12/31/2020	16.214	17.821	45
2.15%
	12/31/2011	10.837	10.862	3
	12/31/2012	10.862	11.724	3
	12/31/2013	11.724	12.958	4
	12/31/2014	12.958	13.458	4
	12/31/2015	13.458	13.173	4
	12/31/2016	13.173	13.764	5
	12/31/2017	13.764	15.021	5
	12/31/2018	15.021	14.059	5
	12/31/2019	14.059	16.132	5
	12/31/2020	16.132	17.721	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2011	10.830	10.850	6
	12/31/2012	10.850	11.705	6
	12/31/2013	11.705	12.931	5
	12/31/2014	12.931	13.423	6
	12/31/2015	13.423	13.132	1
	12/31/2016	13.132	13.714	1
	12/31/2017	13.714	14.960	1
	12/31/2018	14.960	13.994	1
	12/31/2019	13.994	16.050	0
	12/31/2020	16.050	17.622	0
2.25%
	12/31/2011	10.824	10.839	48
	12/31/2012	10.839	11.687	47
	12/31/2013	11.687	12.904	41
	12/31/2014	12.904	13.388	2
	12/31/2015	13.388	13.092	2
	12/31/2016	13.092	13.665	2
	12/31/2017	13.665	14.899	1
	12/31/2018	14.899	13.930	1
	12/31/2019	13.930	15.968	1
	12/31/2020	15.968	17.524	1
2.30%
	12/31/2011	10.817	10.827	17
	12/31/2012	10.827	11.668	11
	12/31/2013	11.668	12.877	18
	12/31/2014	12.877	13.354	19
	12/31/2015	13.354	13.051	20
	12/31/2016	13.051	13.616	20
	12/31/2017	13.616	14.838	17
	12/31/2018	14.838	13.866	17
	12/31/2019	13.866	15.887	17
	12/31/2020	15.887	17.426	16
2.35%
	12/31/2011	10.811	10.815	87
	12/31/2012	10.815	11.649	93
	12/31/2013	11.649	12.850	65
	12/31/2014	12.850	13.319	60
	12/31/2015	13.319	13.011	56
	12/31/2016	13.011	13.567	55
	12/31/2017	13.567	14.777	53
	12/31/2018	14.777	13.802	51
	12/31/2019	13.802	15.806	40
	12/31/2020	15.806	17.329	29
2.40%
	12/31/2011	10.804	10.803	22
	12/31/2012	10.803	11.631	19
	12/31/2013	11.631	12.823	18
	12/31/2014	12.823	13.284	2
	12/31/2015	13.284	12.971	2
	12/31/2016	12.971	13.518	2
	12/31/2017	13.518	14.717	0
	12/31/2018	14.717	13.739	0
	12/31/2019	13.739	15.726	0
	12/31/2020	15.726	17.232	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2011	10.798	10.791	17
	12/31/2012	10.791	11.612	15
	12/31/2013	11.612	12.796	14
	12/31/2014	12.796	13.250	17
	12/31/2015	13.250	12.931	18
	12/31/2016	12.931	13.470	17
	12/31/2017	13.470	14.657	9
	12/31/2018	14.657	13.676	9
	12/31/2019	13.676	15.646	13
	12/31/2020	15.646	17.136	10
2.50%
	12/31/2011	10.792	10.779	9
	12/31/2012	10.779	11.594	9
	12/31/2013	11.594	12.769	10
	12/31/2014	12.769	13.216	10
	12/31/2015	13.216	12.891	16
	12/31/2016	12.891	13.421	17
	12/31/2017	13.421	14.597	17
	12/31/2018	14.597	13.613	5
	12/31/2019	13.613	15.566	3
	12/31/2020	15.566	17.040	3
2.55%
	12/31/2011	10.785	10.768	10
	12/31/2012	10.768	11.575	10
	12/31/2013	11.575	12.743	9
	12/31/2014	12.743	13.181	7
	12/31/2015	13.181	12.851	6
	12/31/2016	12.851	13.373	0
	12/31/2017	13.373	14.537	0
	12/31/2018	14.537	13.551	0
	12/31/2019	13.551	15.487	0
	12/31/2020	15.487	16.945	0
2.60%
	12/31/2011	10.779	10.756	29
	12/31/2012	10.756	11.557	31
	12/31/2013	11.557	12.716	65
	12/31/2014	12.716	13.147	32
	12/31/2015	13.147	12.811	38
	12/31/2016	12.811	13.325	25
	12/31/2017	13.325	14.478	20
	12/31/2018	14.478	13.489	17
	12/31/2019	13.489	15.408	18
	12/31/2020	15.408	16.850	19
2.65%
	12/31/2011	10.772	10.744	13
	12/31/2012	10.744	11.538	15
	12/31/2013	11.538	12.689	11
	12/31/2014	12.689	13.113	9
	12/31/2015	13.113	12.771	9
	12/31/2016	12.771	13.277	9
	12/31/2017	13.277	14.418	9
	12/31/2018	14.418	13.427	8
	12/31/2019	13.427	15.330	8
	12/31/2020	15.330	16.756	7

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2011	10.766	10.732	0
	12/31/2012	10.732	11.520	0
	12/31/2013	11.520	12.663	0
	12/31/2014	12.663	13.079	0
	12/31/2015	13.079	12.732	0
	12/31/2016	12.732	13.230	0
	12/31/2017	13.230	14.360	0
	12/31/2018	14.360	13.365	0
	12/31/2019	13.365	15.252	0
	12/31/2020	15.252	16.662	0
2.75%
	12/31/2011	10.759	10.721	25
	12/31/2012	10.721	11.501	25
	12/31/2013	11.501	12.636	22
	12/31/2014	12.636	13.045	62
	12/31/2015	13.045	12.692	63
	12/31/2016	12.692	13.182	63
	12/31/2017	13.182	14.301	18
	12/31/2018	14.301	13.304	18
	12/31/2019	13.304	15.174	16
	12/31/2020	15.174	16.569	15
2.80%
	12/31/2011	10.753	10.709	0
	12/31/2012	10.709	11.483	2
	12/31/2013	11.483	12.610	0
	12/31/2014	12.610	13.011	0
	12/31/2015	13.011	12.653	0
	12/31/2016	12.653	13.135	0
	12/31/2017	13.135	14.242	0
	12/31/2018	14.242	13.243	0
	12/31/2019	13.243	15.097	0
	12/31/2020	15.097	16.477	0
2.85%
	12/31/2011	10.747	10.697	13
	12/31/2012	10.697	11.465	12
	12/31/2013	11.465	12.583	17
	12/31/2014	12.583	12.977	33
	12/31/2015	12.977	12.614	32
	12/31/2016	12.614	13.088	31
	12/31/2017	13.088	14.184	31
	12/31/2018	14.184	13.182	30
	12/31/2019	13.182	15.020	29
	12/31/2020	15.020	16.385	28
2.90%
	12/31/2011	10.740	10.685	10
	12/31/2012	10.685	11.446	11
	12/31/2013	11.446	12.557	15
	12/31/2014	12.557	12.944	17
	12/31/2015	12.944	12.575	16
	12/31/2016	12.575	13.041	16
	12/31/2017	13.041	14.126	14
	12/31/2018	14.126	13.122	13
	12/31/2019	13.122	14.944	13
	12/31/2020	14.944	16.293	12

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2013	N/A	12.531	0
	12/31/2014	12.531	12.910	0
	12/31/2015	12.910	12.536	0
	12/31/2016	12.536	12.994	0
	12/31/2017	12.994	14.068	0
	12/31/2018	14.068	13.061	0
	12/31/2019	13.061	14.868	0
	12/31/2020	14.868	16.202	0
3.00%
	12/31/2011	10.727	10.662	1
	12/31/2012	10.662	11.410	1
	12/31/2013	11.410	12.504	5
	12/31/2014	12.504	12.877	5
	12/31/2015	12.877	12.497	5
	12/31/2016	12.497	12.947	5
	12/31/2017	12.947	14.011	5
	12/31/2018	14.011	13.001	5
	12/31/2019	13.001	14.792	4
	12/31/2020	14.792	16.112	7
3.05%
	12/31/2011	10.721	10.650	3
	12/31/2012	10.650	11.392	8
	12/31/2013	11.392	12.478	8
	12/31/2014	12.478	12.843	8
	12/31/2015	12.843	12.459	5
	12/31/2016	12.459	12.901	9
	12/31/2017	12.901	13.954	3
	12/31/2018	13.954	12.942	2
	12/31/2019	12.942	14.717	2
	12/31/2020	14.717	16.022	2
3.10%
	12/31/2013	N/A	12.452	2
	12/31/2014	12.452	12.810	41
	12/31/2015	12.810	12.420	8
	12/31/2016	12.420	12.854	8
	12/31/2017	12.854	13.897	5
	12/31/2018	13.897	12.882	5
	12/31/2019	12.882	14.642	5
	12/31/2020	14.642	15.932	4
3.15%
	12/31/2011	10.708	10.627	8
	12/31/2012	10.627	11.355	9
	12/31/2013	11.355	12.426	0
	12/31/2014	12.426	12.777	0
	12/31/2015	12.777	12.382	0
	12/31/2016	12.382	12.808	0
	12/31/2017	12.808	13.840	0
	12/31/2018	13.840	12.823	0
	12/31/2019	12.823	14.568	0
	12/31/2020	14.568	15.843	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	13.937	0
	12/31/2014	13.937	14.323	0
	12/31/2015	14.323	13.874	0
	12/31/2016	13.874	14.344	0
	12/31/2017	14.344	15.492	0
	12/31/2018	15.492	14.347	0
	12/31/2019	14.347	16.290	0
	12/31/2020	16.290	17.708	0
3.25%
	12/31/2013	N/A	13.906	3
	12/31/2014	13.906	14.284	3
	12/31/2015	14.284	13.829	2
	12/31/2016	13.829	14.291	2
	12/31/2017	14.291	15.426	2
	12/31/2018	15.426	14.279	2
	12/31/2019	14.279	16.205	1
	12/31/2020	16.205	17.606	1
3.30%
	12/31/2011	10.689	10.592	0
	12/31/2012	10.592	11.301	0
	12/31/2013	11.301	12.348	0
	12/31/2014	12.348	12.678	0
	12/31/2015	12.678	12.267	0
	12/31/2016	12.267	12.671	0
	12/31/2017	12.671	13.671	0
	12/31/2018	13.671	12.648	0
	12/31/2019	12.648	14.347	0
	12/31/2020	14.347	15.579	0
3.40%
	12/31/2013	N/A	13.812	2
	12/31/2014	13.812	14.167	8
	12/31/2015	14.167	13.694	3
	12/31/2016	13.694	14.131	3
	12/31/2017	14.131	15.231	3
	12/31/2018	15.231	14.077	3
	12/31/2019	14.077	15.952	3
	12/31/2020	15.952	17.305	3
3.45%
	12/31/2013	N/A	13.781	0
	12/31/2014	13.781	14.128	0
	12/31/2015	14.128	13.650	0
	12/31/2016	13.650	14.078	0
	12/31/2017	14.078	15.166	0
	12/31/2018	15.166	14.010	0
	12/31/2019	14.010	15.868	0
	12/31/2020	15.868	17.206	0
3.55%
	12/31/2013	N/A	13.719	0
	12/31/2014	13.719	14.050	0
	12/31/2015	14.050	13.561	0
	12/31/2016	13.561	13.973	0
	12/31/2017	13.973	15.038	0
	12/31/2018	15.038	13.877	0
	12/31/2019	13.877	15.702	0
	12/31/2020	15.702	17.009	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Five-Year Global Fixed Income Fund
1.65%
	12/31/2017	N/A	9.802	7
	12/31/2018	9.802	9.753	7
	12/31/2019	9.753	9.929	7
	12/31/2020	9.929	9.822	7
1.70%
	12/31/2017	N/A	9.788	0
	12/31/2018	9.788	9.735	3
	12/31/2019	9.735	9.906	3
	12/31/2020	9.906	9.794	5
1.75%
	12/31/2017	N/A	9.775	0
	12/31/2018	9.775	9.717	0
	12/31/2019	9.717	9.883	0
	12/31/2020	9.883	9.766	0
1.80%
	12/31/2017	N/A	9.762	0
	12/31/2018	9.762	9.699	0
	12/31/2019	9.699	9.860	0
	12/31/2020	9.860	9.738	0
1.90%
	12/31/2017	N/A	9.736	0
	12/31/2018	9.736	9.663	0
	12/31/2019	9.663	9.814	0
	12/31/2020	9.814	9.683	0
1.95%
	12/31/2017	N/A	9.723	0
	12/31/2018	9.723	9.646	0
	12/31/2019	9.646	9.791	0
	12/31/2020	9.791	9.656	0
2.05%
	12/31/2017	N/A	9.697	0
	12/31/2018	9.697	9.610	0
	12/31/2019	9.610	9.745	0
	12/31/2020	9.745	9.601	0
2.10%
	12/31/2017	N/A	9.684	0
	12/31/2018	9.684	9.592	0
	12/31/2019	9.592	9.722	0
	12/31/2020	9.722	9.573	0
2.15%
	12/31/2017	N/A	9.671	0
	12/31/2018	9.671	9.575	0
	12/31/2019	9.575	9.699	0
	12/31/2020	9.699	9.546	0
2.20%
	12/31/2017	N/A	9.658	0
	12/31/2018	9.658	9.557	0
	12/31/2019	9.557	9.676	1
	12/31/2020	9.676	9.519	1
2.25%
	12/31/2017	N/A	9.645	0
	12/31/2018	9.645	9.539	0
	12/31/2019	9.539	9.654	0
	12/31/2020	9.654	9.492	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2017	N/A	9.632	0
	12/31/2018	9.632	9.522	0
	12/31/2019	9.522	9.631	0
	12/31/2020	9.631	9.465	0
2.35%
	12/31/2017	N/A	9.619	0
	12/31/2018	9.619	9.504	0
	12/31/2019	9.504	9.609	0
	12/31/2020	9.609	9.438	0
2.40%
	12/31/2017	N/A	9.606	0
	12/31/2018	9.606	9.487	0
	12/31/2019	9.487	9.586	0
	12/31/2020	9.586	9.411	1
2.45%
	12/31/2017	N/A	9.593	0
	12/31/2018	9.593	9.469	0
	12/31/2019	9.469	9.564	0
	12/31/2020	9.564	9.385	0
2.50%
	12/31/2017	N/A	9.580	0
	12/31/2018	9.580	9.452	0
	12/31/2019	9.452	9.541	0
	12/31/2020	9.541	9.358	0
2.55%
	12/31/2017	N/A	9.568	0
	12/31/2018	9.568	9.434	0
	12/31/2019	9.434	9.519	0
	12/31/2020	9.519	9.331	0
2.60%
	12/31/2017	N/A	9.555	0
	12/31/2018	9.555	9.417	0
	12/31/2019	9.417	9.497	0
	12/31/2020	9.497	9.305	0
2.65%
	12/31/2017	N/A	9.542	0
	12/31/2018	9.542	9.400	0
	12/31/2019	9.400	9.474	0
	12/31/2020	9.474	9.278	0
2.70%
	12/31/2017	N/A	9.529	0
	12/31/2018	9.529	9.382	0
	12/31/2019	9.382	9.452	0
	12/31/2020	9.452	9.252	0
2.75%
	12/31/2017	N/A	9.516	0
	12/31/2018	9.516	9.365	0
	12/31/2019	9.365	9.430	0
	12/31/2020	9.430	9.226	0
2.80%
	12/31/2017	N/A	9.504	0
	12/31/2018	9.504	9.348	0
	12/31/2019	9.348	9.408	0
	12/31/2020	9.408	9.199	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2017	N/A	9.491	0
	12/31/2018	9.491	9.330	0
	12/31/2019	9.330	9.386	0
	12/31/2020	9.386	9.173	0
2.90%
	12/31/2017	N/A	9.478	0
	12/31/2018	9.478	9.313	0
	12/31/2019	9.313	9.364	0
	12/31/2020	9.364	9.147	0
2.95%
	12/31/2017	N/A	9.465	0
	12/31/2018	9.465	9.296	0
	12/31/2019	9.296	9.342	0
	12/31/2020	9.342	9.121	0
3.00%
	12/31/2017	N/A	9.453	0
	12/31/2018	9.453	9.279	0
	12/31/2019	9.279	9.320	0
	12/31/2020	9.320	9.095	0
3.05%
	12/31/2017	N/A	9.440	0
	12/31/2018	9.440	9.262	0
	12/31/2019	9.262	9.298	0
	12/31/2020	9.298	9.069	0
3.10%
	12/31/2017	N/A	9.427	0
	12/31/2018	9.427	9.245	0
	12/31/2019	9.245	9.276	0
	12/31/2020	9.276	9.044	0
3.15%
	12/31/2017	N/A	9.415	0
	12/31/2018	9.415	9.228	0
	12/31/2019	9.228	9.255	0
	12/31/2020	9.255	9.018	0
3.20%
	12/31/2017	N/A	9.402	0
	12/31/2018	9.402	9.211	0
	12/31/2019	9.211	9.233	0
	12/31/2020	9.233	8.992	0
3.25%
	12/31/2017	N/A	9.389	0
	12/31/2018	9.389	9.194	0
	12/31/2019	9.194	9.211	0
	12/31/2020	9.211	8.967	0
3.30%
	12/31/2017	N/A	9.377	0
	12/31/2018	9.377	9.177	0
	12/31/2019	9.177	9.190	0
	12/31/2020	9.190	8.941	0
3.40%
	12/31/2017	N/A	9.352	0
	12/31/2018	9.352	9.143	0
	12/31/2019	9.143	9.147	0
	12/31/2020	9.147	8.890	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.45%
	12/31/2017	N/A	9.339	0
	12/31/2018	9.339	9.126	0
	12/31/2019	9.126	9.125	0
	12/31/2020	9.125	8.865	0
3.55%
	12/31/2017	N/A	9.314	0
	12/31/2018	9.314	9.092	0
	12/31/2019	9.092	9.083	0
	12/31/2020	9.083	8.815	0
AZL DFA Multi-Strategy Fund
1.65%
	12/31/2011	11.225	11.043	1,270
	12/31/2012	11.043	12.309	1,468
	12/31/2013	12.309	14.659	1,574
	12/31/2014	14.659	15.360	1,597
	12/31/2015	15.360	15.008	1,373
	12/31/2016	15.008	16.139	1,194
	12/31/2017	16.139	17.890	998
	12/31/2018	17.890	16.556	917
	12/31/2019	16.556	18.984	865
	12/31/2020	18.984	20.660	785
1.70%
	12/31/2011	11.219	11.031	614
	12/31/2012	11.031	12.289	777
	12/31/2013	12.289	14.628	911
	12/31/2014	14.628	15.320	976
	12/31/2015	15.320	14.961	767
	12/31/2016	14.961	16.081	720
	12/31/2017	16.081	17.817	638
	12/31/2018	17.817	16.480	588
	12/31/2019	16.480	18.888	518
	12/31/2020	18.888	20.545	469
1.75%
	12/31/2011	11.212	11.019	26
	12/31/2012	11.019	12.270	78
	12/31/2013	12.270	14.598	82
	12/31/2014	14.598	15.281	83
	12/31/2015	15.281	14.915	73
	12/31/2016	14.915	16.023	80
	12/31/2017	16.023	17.744	74
	12/31/2018	17.744	16.405	68
	12/31/2019	16.405	18.792	63
	12/31/2020	18.792	20.430	59
1.80%
	12/31/2011	11.205	11.007	21
	12/31/2012	11.007	12.250	20
	12/31/2013	12.250	14.567	17
	12/31/2014	14.567	15.241	18
	12/31/2015	15.241	14.869	16
	12/31/2016	14.869	15.965	15
	12/31/2017	15.965	17.671	14
	12/31/2018	17.671	16.329	14
	12/31/2019	16.329	18.696	8
	12/31/2020	18.696	20.316	8

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	11.192	10.983	310
	12/31/2012	10.983	12.211	406
	12/31/2013	12.211	14.506	376
	12/31/2014	14.506	15.162	692
	12/31/2015	15.162	14.777	339
	12/31/2016	14.777	15.851	291
	12/31/2017	15.851	17.527	267
	12/31/2018	17.527	16.180	222
	12/31/2019	16.180	18.507	197
	12/31/2020	18.507	20.089	138
1.95%
	12/31/2011	11.185	10.971	889
	12/31/2012	10.971	12.192	1,052
	12/31/2013	12.192	14.476	1,182
	12/31/2014	14.476	15.123	1,202
	12/31/2015	15.123	14.731	924
	12/31/2016	14.731	15.794	681
	12/31/2017	15.794	17.455	487
	12/31/2018	17.455	16.106	415
	12/31/2019	16.106	18.412	381
	12/31/2020	18.412	19.977	312
2.05%
	12/31/2011	11.172	10.947	46
	12/31/2012	10.947	12.153	65
	12/31/2013	12.153	14.415	65
	12/31/2014	14.415	15.044	91
	12/31/2015	15.044	14.640	89
	12/31/2016	14.640	15.681	84
	12/31/2017	15.681	17.313	43
	12/31/2018	17.313	15.958	26
	12/31/2019	15.958	18.226	25
	12/31/2020	18.226	19.755	20
2.10%
	12/31/2011	11.165	10.935	74
	12/31/2012	10.935	12.133	75
	12/31/2013	12.133	14.385	70
	12/31/2014	14.385	15.005	38
	12/31/2015	15.005	14.595	30
	12/31/2016	14.595	15.624	29
	12/31/2017	15.624	17.242	29
	12/31/2018	17.242	15.885	12
	12/31/2019	15.885	18.133	14
	12/31/2020	18.133	19.644	5
2.15%
	12/31/2011	11.159	10.923	0
	12/31/2012	10.923	12.114	0
	12/31/2013	12.114	14.355	0
	12/31/2014	14.355	14.966	0
	12/31/2015	14.966	14.550	0
	12/31/2016	14.550	15.568	0
	12/31/2017	15.568	17.172	0
	12/31/2018	17.172	15.812	0
	12/31/2019	15.812	18.041	0
	12/31/2020	18.041	19.535	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2011	11.152	10.911	30
	12/31/2012	10.911	12.095	29
	12/31/2013	12.095	14.325	22
	12/31/2014	14.325	14.928	9
	12/31/2015	14.928	14.505	9
	12/31/2016	14.505	15.512	8
	12/31/2017	15.512	17.101	0
	12/31/2018	17.101	15.739	0
	12/31/2019	15.739	17.949	0
	12/31/2020	17.949	19.426	0
2.25%
	12/31/2011	11.145	10.899	86
	12/31/2012	10.899	12.075	85
	12/31/2013	12.075	14.295	72
	12/31/2014	14.295	14.889	30
	12/31/2015	14.889	14.460	28
	12/31/2016	14.460	15.457	14
	12/31/2017	15.457	17.032	12
	12/31/2018	17.032	15.667	9
	12/31/2019	15.667	17.858	1
	12/31/2020	17.858	19.317	1
2.30%
	12/31/2011	11.139	10.887	1
	12/31/2012	10.887	12.056	1
	12/31/2013	12.056	14.265	1
	12/31/2014	14.265	14.850	1
	12/31/2015	14.850	14.415	1
	12/31/2016	14.415	15.401	1
	12/31/2017	15.401	16.962	1
	12/31/2018	16.962	15.595	1
	12/31/2019	15.595	17.767	1
	12/31/2020	17.767	19.209	1
2.35%
	12/31/2011	11.132	10.875	75
	12/31/2012	10.875	12.037	75
	12/31/2013	12.037	14.235	62
	12/31/2014	14.235	14.812	28
	12/31/2015	14.812	14.371	25
	12/31/2016	14.371	15.346	19
	12/31/2017	15.346	16.893	20
	12/31/2018	16.893	15.524	18
	12/31/2019	15.524	17.676	13
	12/31/2020	17.676	19.102	12
2.40%
	12/31/2011	11.125	10.863	29
	12/31/2012	10.863	12.018	26
	12/31/2013	12.018	14.205	35
	12/31/2014	14.205	14.773	27
	12/31/2015	14.773	14.326	24
	12/31/2016	14.326	15.291	18
	12/31/2017	15.291	16.824	18
	12/31/2018	16.824	15.453	9
	12/31/2019	15.453	17.587	7
	12/31/2020	17.587	18.995	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2011	11.119	10.851	12
	12/31/2012	10.851	11.998	11
	12/31/2013	11.998	14.175	2
	12/31/2014	14.175	14.735	2
	12/31/2015	14.735	14.282	5
	12/31/2016	14.282	15.236	6
	12/31/2017	15.236	16.755	1
	12/31/2018	16.755	15.382	0
	12/31/2019	15.382	17.497	0
	12/31/2020	17.497	18.889	0
2.50%
	12/31/2011	11.112	10.840	39
	12/31/2012	10.840	11.979	39
	12/31/2013	11.979	14.146	41
	12/31/2014	14.146	14.697	41
	12/31/2015	14.697	14.238	32
	12/31/2016	14.238	15.181	42
	12/31/2017	15.181	16.686	29
	12/31/2018	16.686	15.311	14
	12/31/2019	15.311	17.408	12
	12/31/2020	17.408	18.784	9
2.55%
	12/31/2011	11.105	10.828	10
	12/31/2012	10.828	11.960	10
	12/31/2013	11.960	14.116	10
	12/31/2014	14.116	14.659	11
	12/31/2015	14.659	14.194	0
	12/31/2016	14.194	15.127	0
	12/31/2017	15.127	16.618	0
	12/31/2018	16.618	15.241	0
	12/31/2019	15.241	17.320	0
	12/31/2020	17.320	18.679	0
2.60%
	12/31/2011	11.099	10.816	80
	12/31/2012	10.816	11.941	80
	12/31/2013	11.941	14.086	104
	12/31/2014	14.086	14.621	117
	12/31/2015	14.621	14.150	106
	12/31/2016	14.150	15.072	93
	12/31/2017	15.072	16.550	80
	12/31/2018	16.550	15.171	88
	12/31/2019	15.171	17.231	75
	12/31/2020	17.231	18.574	74
2.65%
	12/31/2011	11.092	10.804	7
	12/31/2012	10.804	11.922	6
	12/31/2013	11.922	14.057	12
	12/31/2014	14.057	14.583	3
	12/31/2015	14.583	14.106	1
	12/31/2016	14.106	15.018	1
	12/31/2017	15.018	16.482	1
	12/31/2018	16.482	15.101	1
	12/31/2019	15.101	17.144	1
	12/31/2020	17.144	18.471	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2011	11.086	10.792	2
	12/31/2012	10.792	11.903	2
	12/31/2013	11.903	14.027	2
	12/31/2014	14.027	14.545	2
	12/31/2015	14.545	14.063	2
	12/31/2016	14.063	14.964	2
	12/31/2017	14.964	16.415	2
	12/31/2018	16.415	15.032	2
	12/31/2019	15.032	17.057	1
	12/31/2020	17.057	18.368	1
2.75%
	12/31/2011	11.079	10.780	4
	12/31/2012	10.780	11.884	5
	12/31/2013	11.884	13.998	7
	12/31/2014	13.998	14.507	47
	12/31/2015	14.507	14.019	45
	12/31/2016	14.019	14.911	15
	12/31/2017	14.911	16.348	14
	12/31/2018	16.348	14.963	15
	12/31/2019	14.963	16.970	14
	12/31/2020	16.970	18.265	13
2.80%
	12/31/2011	11.072	10.769	11
	12/31/2012	10.769	11.865	12
	12/31/2013	11.865	13.969	21
	12/31/2014	13.969	14.469	23
	12/31/2015	14.469	13.976	22
	12/31/2016	13.976	14.857	8
	12/31/2017	14.857	16.281	7
	12/31/2018	16.281	14.894	23
	12/31/2019	14.894	16.884	22
	12/31/2020	16.884	18.163	21
2.85%
	12/31/2011	11.066	10.757	3
	12/31/2012	10.757	11.846	1
	12/31/2013	11.846	13.939	3
	12/31/2014	13.939	14.432	9
	12/31/2015	14.432	13.933	5
	12/31/2016	13.933	14.804	24
	12/31/2017	14.804	16.215	20
	12/31/2018	16.215	14.826	21
	12/31/2019	14.826	16.798	28
	12/31/2020	16.798	18.061	20
2.90%
	12/31/2011	11.059	10.745	8
	12/31/2012	10.745	11.827	7
	12/31/2013	11.827	13.910	19
	12/31/2014	13.910	14.394	56
	12/31/2015	14.394	13.889	27
	12/31/2016	13.889	14.750	26
	12/31/2017	14.750	16.148	25
	12/31/2018	16.148	14.758	34
	12/31/2019	14.758	16.712	34
	12/31/2020	16.712	17.961	33

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2013	N/A	13.881	8
	12/31/2014	13.881	14.357	8
	12/31/2015	14.357	13.846	7
	12/31/2016	13.846	14.697	6
	12/31/2017	14.697	16.082	5
	12/31/2018	16.082	14.690	5
	12/31/2019	14.690	16.627	4
	12/31/2020	16.627	17.860	3
3.00%
	12/31/2011	11.046	10.722	7
	12/31/2012	10.722	11.789	7
	12/31/2013	11.789	13.852	10
	12/31/2014	13.852	14.320	15
	12/31/2015	14.320	13.804	6
	12/31/2016	13.804	14.645	15
	12/31/2017	14.645	16.017	14
	12/31/2018	16.017	14.623	13
	12/31/2019	14.623	16.543	4
	12/31/2020	16.543	17.761	5
3.05%
	12/31/2011	11.039	10.710	5
	12/31/2012	10.710	11.771	4
	12/31/2013	11.771	13.823	13
	12/31/2014	13.823	14.283	25
	12/31/2015	14.283	13.761	0
	12/31/2016	13.761	14.592	33
	12/31/2017	14.592	15.951	30
	12/31/2018	15.951	14.556	29
	12/31/2019	14.556	16.459	27
	12/31/2020	16.459	17.661	25
3.10%
	12/31/2013	N/A	13.794	2
	12/31/2014	13.794	14.246	22
	12/31/2015	14.246	13.718	24
	12/31/2016	13.718	14.540	22
	12/31/2017	14.540	15.886	21
	12/31/2018	15.886	14.489	15
	12/31/2019	14.489	16.375	13
	12/31/2020	16.375	17.563	16
3.15%
	12/31/2011	11.026	10.686	1
	12/31/2012	10.686	11.733	1
	12/31/2013	11.733	13.765	2
	12/31/2014	13.765	14.209	10
	12/31/2015	14.209	13.676	8
	12/31/2016	13.676	14.487	8
	12/31/2017	14.487	15.821	8
	12/31/2018	15.821	14.422	8
	12/31/2019	14.422	16.291	8
	12/31/2020	16.291	17.465	8

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	15.970	0
	12/31/2014	15.970	16.477	0
	12/31/2015	16.477	15.851	0
	12/31/2016	15.851	16.783	2
	12/31/2017	16.783	18.319	4
	12/31/2018	18.319	16.691	4
	12/31/2019	16.691	18.845	4
	12/31/2020	18.845	20.191	3
3.25%
	12/31/2013	N/A	15.934	3
	12/31/2014	15.934	16.431	3
	12/31/2015	16.431	15.799	3
	12/31/2016	15.799	16.720	3
	12/31/2017	16.720	18.241	3
	12/31/2018	18.241	16.612	0
	12/31/2019	16.612	18.746	0
	12/31/2020	18.746	20.076	0
3.30%
	12/31/2011	11.007	10.651	1
	12/31/2012	10.651	11.677	1
	12/31/2013	11.677	13.679	0
	12/31/2014	13.679	14.098	3
	12/31/2015	14.098	13.549	4
	12/31/2016	13.549	14.332	5
	12/31/2017	14.332	15.628	3
	12/31/2018	15.628	14.225	3
	12/31/2019	14.225	16.044	3
	12/31/2020	16.044	17.174	2
3.40%
	12/31/2013	N/A	15.827	0
	12/31/2014	15.827	16.296	2
	12/31/2015	16.296	15.646	7
	12/31/2016	15.646	16.533	4
	12/31/2017	16.533	18.010	2
	12/31/2018	18.010	16.377	3
	12/31/2019	16.377	18.453	3
	12/31/2020	18.453	19.732	2
3.45%
	12/31/2013	N/A	15.792	0
	12/31/2014	15.792	16.252	0
	12/31/2015	16.252	15.595	0
	12/31/2016	15.595	16.471	0
	12/31/2017	16.471	17.934	0
	12/31/2018	17.934	16.299	0
	12/31/2019	16.299	18.356	0
	12/31/2020	18.356	19.619	0
3.55%
	12/31/2013	N/A	15.721	3
	12/31/2014	15.721	16.162	7
	12/31/2015	16.162	15.494	0
	12/31/2016	15.494	16.348	0
	12/31/2017	16.348	17.782	0
	12/31/2018	17.782	16.145	0
	12/31/2019	16.145	18.164	0
	12/31/2020	18.164	19.394	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Enhanced Bond Index Fund
1.65%
	12/31/2014	N/A	11.135	2
	12/31/2015	11.135	10.979	4
	12/31/2016	10.979	11.045	9
	12/31/2017	11.045	11.192	3
	12/31/2018	11.192	10.943	1
	12/31/2019	10.943	11.666	1
	12/31/2020	11.666	12.339	1
1.70%
	12/31/2014	N/A	11.105	0
	12/31/2015	11.105	10.943	2
	12/31/2016	10.943	11.004	6
	12/31/2017	11.004	11.144	5
	12/31/2018	11.144	10.892	2
	12/31/2019	10.892	11.605	6
	12/31/2020	11.605	12.268	8
1.75%
	12/31/2014	N/A	11.074	0
	12/31/2015	11.074	10.908	0
	12/31/2016	10.908	10.963	0
	12/31/2017	10.963	11.097	0
	12/31/2018	11.097	10.840	0
	12/31/2019	10.840	11.544	0
	12/31/2020	11.544	12.198	0
1.90%
	12/31/2014	N/A	10.984	0
	12/31/2015	10.984	10.802	0
	12/31/2016	10.802	10.841	1
	12/31/2017	10.841	10.957	1
	12/31/2018	10.957	10.687	12
	12/31/2019	10.687	11.364	18
	12/31/2020	11.364	11.990	21
1.95%
	12/31/2014	N/A	10.954	0
	12/31/2015	10.954	10.767	0
	12/31/2016	10.767	10.800	0
	12/31/2017	10.800	10.911	0
	12/31/2018	10.911	10.636	0
	12/31/2019	10.636	11.305	0
	12/31/2020	11.305	11.921	0
2.05%
	12/31/2014	N/A	10.894	0
	12/31/2015	10.894	10.698	0
	12/31/2016	10.698	10.720	0
	12/31/2017	10.720	10.818	0
	12/31/2018	10.818	10.536	0
	12/31/2019	10.536	11.187	0
	12/31/2020	11.187	11.785	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.65%
	12/31/2011	11.052	10.673	444
	12/31/2012	10.673	12.049	467
	12/31/2013	12.049	13.999	483
	12/31/2014	13.999	14.064	508
	12/31/2015	14.064	13.079	470
	12/31/2016	13.079	13.703	365
	12/31/2017	13.703	14.978	323
	12/31/2018	14.978	14.434	314
	12/31/2019	14.434	16.650	280
	12/31/2020	16.650	18.583	250
1.70%
	12/31/2011	11.046	10.661	302
	12/31/2012	10.661	12.029	320
	12/31/2013	12.029	13.970	384
	12/31/2014	13.970	14.028	379
	12/31/2015	14.028	13.038	485
	12/31/2016	13.038	13.654	284
	12/31/2017	13.654	14.917	254
	12/31/2018	14.917	14.368	228
	12/31/2019	14.368	16.565	199
	12/31/2020	16.565	18.479	163
1.75%
	12/31/2011	11.039	10.649	14
	12/31/2012	10.649	12.010	15
	12/31/2013	12.010	13.940	13
	12/31/2014	13.940	13.992	10
	12/31/2015	13.992	12.998	7
	12/31/2016	12.998	13.605	7
	12/31/2017	13.605	14.856	7
	12/31/2018	14.856	14.302	6
	12/31/2019	14.302	16.481	6
	12/31/2020	16.481	18.376	5
1.80%
	12/31/2011	11.033	10.638	17
	12/31/2012	10.638	11.991	6
	12/31/2013	11.991	13.911	6
	12/31/2014	13.911	13.955	0
	12/31/2015	13.955	12.958	1
	12/31/2016	12.958	13.556	1
	12/31/2017	13.556	14.795	0
	12/31/2018	14.795	14.236	0
	12/31/2019	14.236	16.397	0
	12/31/2020	16.397	18.273	0
1.90%
	12/31/2011	11.020	10.614	161
	12/31/2012	10.614	11.953	112
	12/31/2013	11.953	13.853	157
	12/31/2014	13.853	13.883	110
	12/31/2015	13.883	12.878	376
	12/31/2016	12.878	13.459	129
	12/31/2017	13.459	14.674	112
	12/31/2018	14.674	14.106	102
	12/31/2019	14.106	16.231	93
	12/31/2020	16.231	18.070	75

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	11.013	10.603	131
	12/31/2012	10.603	11.934	152
	12/31/2013	11.934	13.824	193
	12/31/2014	13.824	13.847	208
	12/31/2015	13.847	12.838	215
	12/31/2016	12.838	13.411	151
	12/31/2017	13.411	14.614	144
	12/31/2018	14.614	14.041	136
	12/31/2019	14.041	16.148	128
	12/31/2020	16.148	17.969	146
2.05%
	12/31/2011	11.000	10.580	13
	12/31/2012	10.580	11.896	16
	12/31/2013	11.896	13.766	18
	12/31/2014	13.766	13.775	18
	12/31/2015	13.775	12.758	18
	12/31/2016	12.758	13.314	14
	12/31/2017	13.314	14.495	1
	12/31/2018	14.495	13.912	1
	12/31/2019	13.912	15.984	1
	12/31/2020	15.984	17.768	1
2.10%
	12/31/2011	10.993	10.568	9
	12/31/2012	10.568	11.877	3
	12/31/2013	11.877	13.737	3
	12/31/2014	13.737	13.739	3
	12/31/2015	13.739	12.719	7
	12/31/2016	12.719	13.267	6
	12/31/2017	13.267	14.436	6
	12/31/2018	14.436	13.848	6
	12/31/2019	13.848	15.903	5
	12/31/2020	15.903	17.669	5
2.15%
	12/31/2011	10.987	10.556	0
	12/31/2012	10.556	11.858	0
	12/31/2013	11.858	13.708	0
	12/31/2014	13.708	13.704	0
	12/31/2015	13.704	12.680	0
	12/31/2016	12.680	13.219	0
	12/31/2017	13.219	14.377	0
	12/31/2018	14.377	13.785	0
	12/31/2019	13.785	15.822	0
	12/31/2020	15.822	17.571	0
2.20%
	12/31/2011	10.980	10.545	8
	12/31/2012	10.545	11.839	8
	12/31/2013	11.839	13.680	6
	12/31/2014	13.680	13.668	7
	12/31/2015	13.668	12.640	7
	12/31/2016	12.640	13.172	2
	12/31/2017	13.172	14.318	2
	12/31/2018	14.318	13.722	2
	12/31/2019	13.722	15.742	0
	12/31/2020	15.742	17.472	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	10.974	10.533	4
	12/31/2012	10.533	11.820	3
	12/31/2013	11.820	13.651	4
	12/31/2014	13.651	13.633	4
	12/31/2015	13.633	12.601	0
	12/31/2016	12.601	13.124	0
	12/31/2017	13.124	14.259	0
	12/31/2018	14.259	13.659	0
	12/31/2019	13.659	15.662	0
	12/31/2020	15.662	17.375	0
2.30%
	12/31/2011	10.967	10.522	0
	12/31/2012	10.522	11.801	0
	12/31/2013	11.801	13.622	0
	12/31/2014	13.622	13.597	0
	12/31/2015	13.597	12.562	0
	12/31/2016	12.562	13.077	0
	12/31/2017	13.077	14.201	0
	12/31/2018	14.201	13.596	0
	12/31/2019	13.596	15.582	0
	12/31/2020	15.582	17.278	0
2.35%
	12/31/2011	10.961	10.510	2
	12/31/2012	10.510	11.782	3
	12/31/2013	11.782	13.594	9
	12/31/2014	13.594	13.562	14
	12/31/2015	13.562	12.523	8
	12/31/2016	12.523	13.030	7
	12/31/2017	13.030	14.143	5
	12/31/2018	14.143	13.534	4
	12/31/2019	13.534	15.503	4
	12/31/2020	15.503	17.181	2
2.40%
	12/31/2011	10.954	10.499	0
	12/31/2012	10.499	11.763	0
	12/31/2013	11.763	13.565	10
	12/31/2014	13.565	13.527	12
	12/31/2015	13.527	12.485	7
	12/31/2016	12.485	12.983	4
	12/31/2017	12.983	14.085	4
	12/31/2018	14.085	13.472	4
	12/31/2019	13.472	15.424	5
	12/31/2020	15.424	17.085	5
2.45%
	12/31/2011	10.948	10.487	1
	12/31/2012	10.487	11.745	1
	12/31/2013	11.745	13.537	1
	12/31/2014	13.537	13.492	1
	12/31/2015	13.492	12.446	1
	12/31/2016	12.446	12.937	0
	12/31/2017	12.937	14.028	0
	12/31/2018	14.028	13.410	0
	12/31/2019	13.410	15.345	0
	12/31/2020	15.345	16.990	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	10.941	10.476	0
	12/31/2012	10.476	11.726	0
	12/31/2013	11.726	13.509	14
	12/31/2014	13.509	13.457	19
	12/31/2015	13.457	12.408	24
	12/31/2016	12.408	12.890	12
	12/31/2017	12.890	13.970	5
	12/31/2018	13.970	13.348	5
	12/31/2019	13.348	15.267	4
	12/31/2020	15.267	16.895	4
2.55%
	12/31/2011	10.935	10.464	1
	12/31/2012	10.464	11.707	1
	12/31/2013	11.707	13.480	2
	12/31/2014	13.480	13.422	1
	12/31/2015	13.422	12.369	2
	12/31/2016	12.369	12.844	0
	12/31/2017	12.844	13.913	0
	12/31/2018	13.913	13.287	0
	12/31/2019	13.287	15.190	0
	12/31/2020	15.190	16.801	0
2.60%
	12/31/2011	10.928	10.453	62
	12/31/2012	10.453	11.688	1
	12/31/2013	11.688	13.452	12
	12/31/2014	13.452	13.387	8
	12/31/2015	13.387	12.331	8
	12/31/2016	12.331	12.798	6
	12/31/2017	12.798	13.856	5
	12/31/2018	13.856	13.226	2
	12/31/2019	13.226	15.112	2
	12/31/2020	15.112	16.707	2
2.65%
	12/31/2011	10.922	10.442	6
	12/31/2012	10.442	11.670	7
	12/31/2013	11.670	13.424	17
	12/31/2014	13.424	13.352	6
	12/31/2015	13.352	12.293	7
	12/31/2016	12.293	12.752	1
	12/31/2017	12.752	13.800	1
	12/31/2018	13.800	13.165	1
	12/31/2019	13.165	15.036	1
	12/31/2020	15.036	16.613	1
2.70%
	12/31/2011	10.915	10.430	0
	12/31/2012	10.430	11.651	0
	12/31/2013	11.651	13.396	0
	12/31/2014	13.396	13.318	10
	12/31/2015	13.318	12.255	0
	12/31/2016	12.255	12.706	0
	12/31/2017	12.706	13.743	0
	12/31/2018	13.743	13.105	0
	12/31/2019	13.105	14.959	0
	12/31/2020	14.959	16.521	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	10.909	10.419	5
	12/31/2012	10.419	11.632	0
	12/31/2013	11.632	13.368	45
	12/31/2014	13.368	13.283	51
	12/31/2015	13.283	12.217	42
	12/31/2016	12.217	12.660	26
	12/31/2017	12.660	13.687	19
	12/31/2018	13.687	13.045	18
	12/31/2019	13.045	14.883	18
	12/31/2020	14.883	16.428	14
2.80%
	12/31/2011	10.902	10.407	3
	12/31/2012	10.407	11.614	3
	12/31/2013	11.614	13.340	4
	12/31/2014	13.340	13.249	9
	12/31/2015	13.249	12.179	9
	12/31/2016	12.179	12.615	9
	12/31/2017	12.615	13.631	7
	12/31/2018	13.631	12.985	7
	12/31/2019	12.985	14.807	6
	12/31/2020	14.807	16.337	6
2.85%
	12/31/2011	10.896	10.396	13
	12/31/2012	10.396	11.595	16
	12/31/2013	11.595	13.312	25
	12/31/2014	13.312	13.214	18
	12/31/2015	13.214	12.141	14
	12/31/2016	12.141	12.570	5
	12/31/2017	12.570	13.575	7
	12/31/2018	13.575	12.925	2
	12/31/2019	12.925	14.732	2
	12/31/2020	14.732	16.245	2
2.90%
	12/31/2011	10.889	10.385	12
	12/31/2012	10.385	11.577	11
	12/31/2013	11.577	13.284	24
	12/31/2014	13.284	13.180	40
	12/31/2015	13.180	12.104	50
	12/31/2016	12.104	12.525	11
	12/31/2017	12.525	13.520	5
	12/31/2018	13.520	12.866	4
	12/31/2019	12.866	14.657	2
	12/31/2020	14.657	16.155	2
2.95%
	12/31/2013	N/A	13.256	0
	12/31/2014	13.256	13.146	0
	12/31/2015	13.146	12.066	0
	12/31/2016	12.066	12.480	0
	12/31/2017	12.480	13.465	0
	12/31/2018	13.465	12.807	0
	12/31/2019	12.807	14.583	0
	12/31/2020	14.583	16.064	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	10.876	10.362	5
	12/31/2012	10.362	11.540	5
	12/31/2013	11.540	13.228	10
	12/31/2014	13.228	13.112	14
	12/31/2015	13.112	12.029	23
	12/31/2016	12.029	12.435	4
	12/31/2017	12.435	13.410	4
	12/31/2018	13.410	12.748	4
	12/31/2019	12.748	14.508	3
	12/31/2020	14.508	15.975	3
3.05%
	12/31/2011	10.870	10.350	0
	12/31/2012	10.350	11.522	0
	12/31/2013	11.522	13.201	8
	12/31/2014	13.201	13.078	12
	12/31/2015	13.078	11.992	25
	12/31/2016	11.992	12.390	10
	12/31/2017	12.390	13.355	6
	12/31/2018	13.355	12.690	0
	12/31/2019	12.690	14.435	1
	12/31/2020	14.435	15.886	0
3.10%
	12/31/2013	N/A	13.173	0
	12/31/2014	13.173	13.044	1
	12/31/2015	13.044	11.955	1
	12/31/2016	11.955	12.346	1
	12/31/2017	12.346	13.300	1
	12/31/2018	13.300	12.631	1
	12/31/2019	12.631	14.361	1
	12/31/2020	14.361	15.797	0
3.15%
	12/31/2011	10.857	10.328	0
	12/31/2012	10.328	11.485	0
	12/31/2013	11.485	13.145	8
	12/31/2014	13.145	13.010	8
	12/31/2015	13.010	11.918	3
	12/31/2016	11.918	12.301	0
	12/31/2017	12.301	13.246	0
	12/31/2018	13.246	12.574	0
	12/31/2019	12.574	14.288	0
	12/31/2020	14.288	15.709	0
3.20%
	12/31/2013	N/A	20.422	0
	12/31/2014	20.422	20.202	0
	12/31/2015	20.202	18.496	0
	12/31/2016	18.496	19.082	2
	12/31/2017	19.082	20.537	2
	12/31/2018	20.537	19.485	1
	12/31/2019	19.485	22.131	1
	12/31/2020	22.131	24.319	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	20.247	0
	12/31/2014	20.247	20.019	0
	12/31/2015	20.019	18.320	0
	12/31/2016	18.320	18.890	0
	12/31/2017	18.890	20.321	0
	12/31/2018	20.321	19.270	0
	12/31/2019	19.270	21.876	0
	12/31/2020	21.876	24.026	0
3.30%
	12/31/2011	10.837	10.294	0
	12/31/2012	10.294	11.430	0
	12/31/2013	11.430	13.063	0
	12/31/2014	13.063	12.909	3
	12/31/2015	12.909	11.808	3
	12/31/2016	11.808	12.169	0
	12/31/2017	12.169	13.084	2
	12/31/2018	13.084	12.401	1
	12/31/2019	12.401	14.071	1
	12/31/2020	14.071	15.447	1
3.40%
	12/31/2013	N/A	19.732	1
	12/31/2014	19.732	19.480	1
	12/31/2015	19.480	17.800	2
	12/31/2016	17.800	18.327	1
	12/31/2017	18.327	19.685	1
	12/31/2018	19.685	18.639	1
	12/31/2019	18.639	21.128	3
	12/31/2020	21.128	23.170	3
3.45%
	12/31/2013	N/A	19.563	0
	12/31/2014	19.563	19.304	0
	12/31/2015	19.304	17.631	0
	12/31/2016	17.631	18.143	0
	12/31/2017	18.143	19.478	0
	12/31/2018	19.478	18.434	0
	12/31/2019	18.434	20.885	0
	12/31/2020	20.885	22.892	0
3.55%
	12/31/2013	N/A	19.230	2
	12/31/2014	19.230	18.956	6
	12/31/2015	18.956	17.296	13
	12/31/2016	17.296	17.781	0
	12/31/2017	17.781	19.070	0
	12/31/2018	19.070	18.029	0
	12/31/2019	18.029	20.406	0
	12/31/2020	20.406	22.345	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Total Bond Fund
1.65%
	12/31/2012	N/A	10.017	0
	12/31/2013	10.017	9.637	5
	12/31/2014	9.637	9.988	22
	12/31/2015	9.988	9.737	18
	12/31/2016	9.737	10.105	124
	12/31/2017	10.105	10.365	91
	12/31/2018	10.365	10.067	78
	12/31/2019	10.067	10.920	73
	12/31/2020	10.920	11.691	59
1.70%
	12/31/2012	N/A	10.016	2
	12/31/2013	10.016	9.630	31
	12/31/2014	9.630	9.977	33
	12/31/2015	9.977	9.721	24
	12/31/2016	9.721	10.084	145
	12/31/2017	10.084	10.338	150
	12/31/2018	10.338	10.035	125
	12/31/2019	10.035	10.880	113
	12/31/2020	10.880	11.642	81
1.75%
	12/31/2012	N/A	10.014	0
	12/31/2013	10.014	9.624	0
	12/31/2014	9.624	9.965	0
	12/31/2015	9.965	9.705	0
	12/31/2016	9.705	10.062	19
	12/31/2017	10.062	10.310	21
	12/31/2018	10.310	10.003	7
	12/31/2019	10.003	10.840	8
	12/31/2020	10.840	11.594	8
1.80%
	12/31/2012	N/A	10.013	0
	12/31/2013	10.013	9.618	0
	12/31/2014	9.618	9.954	23
	12/31/2015	9.954	9.689	26
	12/31/2016	9.689	10.040	94
	12/31/2017	10.040	10.283	93
	12/31/2018	10.283	9.972	92
	12/31/2019	9.972	10.801	53
	12/31/2020	10.801	11.546	51
1.90%
	12/31/2012	N/A	10.009	0
	12/31/2013	10.009	9.605	1
	12/31/2014	9.605	9.931	9
	12/31/2015	9.931	9.657	10
	12/31/2016	9.657	9.997	73
	12/31/2017	9.997	10.229	62
	12/31/2018	10.229	9.909	58
	12/31/2019	9.909	10.722	43
	12/31/2020	10.722	11.450	40

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2012	N/A	10.008	0
	12/31/2013	10.008	9.599	0
	12/31/2014	9.599	9.919	0
	12/31/2015	9.919	9.641	0
	12/31/2016	9.641	9.975	74
	12/31/2017	9.975	10.201	76
	12/31/2018	10.201	9.878	79
	12/31/2019	9.878	10.683	78
	12/31/2020	10.683	11.402	81
2.05%
	12/31/2012	N/A	10.005	0
	12/31/2013	10.005	9.586	0
	12/31/2014	9.586	9.896	0
	12/31/2015	9.896	9.609	0
	12/31/2016	9.609	9.932	13
	12/31/2017	9.932	10.147	11
	12/31/2018	10.147	9.816	11
	12/31/2019	9.816	10.605	8
	12/31/2020	10.605	11.308	8
2.10%
	12/31/2012	N/A	10.003	0
	12/31/2013	10.003	9.580	0
	12/31/2014	9.580	9.885	0
	12/31/2015	9.885	9.593	0
	12/31/2016	9.593	9.911	16
	12/31/2017	9.911	10.120	16
	12/31/2018	10.120	9.785	16
	12/31/2019	9.785	10.566	12
	12/31/2020	10.566	11.261	12
2.15%
	12/31/2012	N/A	10.002	0
	12/31/2013	10.002	9.574	0
	12/31/2014	9.574	9.873	0
	12/31/2015	9.873	9.577	0
	12/31/2016	9.577	9.889	2
	12/31/2017	9.889	10.093	1
	12/31/2018	10.093	9.754	1
	12/31/2019	9.754	10.528	0
	12/31/2020	10.528	11.214	0
2.20%
	12/31/2012	N/A	10.000	0
	12/31/2013	10.000	9.567	0
	12/31/2014	9.567	9.862	0
	12/31/2015	9.862	9.561	0
	12/31/2016	9.561	9.868	6
	12/31/2017	9.868	10.067	7
	12/31/2018	10.067	9.723	8
	12/31/2019	9.723	10.489	1
	12/31/2020	10.489	11.168	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2012	N/A	9.998	0
	12/31/2013	9.998	9.561	0
	12/31/2014	9.561	9.850	0
	12/31/2015	9.850	9.545	0
	12/31/2016	9.545	9.847	19
	12/31/2017	9.847	10.040	20
	12/31/2018	10.040	9.692	18
	12/31/2019	9.692	10.451	10
	12/31/2020	10.451	11.121	6
2.30%
	12/31/2012	N/A	9.997	0
	12/31/2013	9.997	9.555	0
	12/31/2014	9.555	9.839	0
	12/31/2015	9.839	9.530	0
	12/31/2016	9.530	9.826	8
	12/31/2017	9.826	10.013	8
	12/31/2018	10.013	9.662	8
	12/31/2019	9.662	10.413	6
	12/31/2020	10.413	11.075	5
2.35%
	12/31/2012	N/A	9.995	0
	12/31/2013	9.995	9.548	0
	12/31/2014	9.548	9.828	0
	12/31/2015	9.828	9.514	0
	12/31/2016	9.514	9.804	23
	12/31/2017	9.804	9.987	17
	12/31/2018	9.987	9.631	16
	12/31/2019	9.631	10.375	16
	12/31/2020	10.375	11.029	14
2.40%
	12/31/2012	N/A	9.994	0
	12/31/2013	9.994	9.542	0
	12/31/2014	9.542	9.816	0
	12/31/2015	9.816	9.498	0
	12/31/2016	9.498	9.783	11
	12/31/2017	9.783	9.960	11
	12/31/2018	9.960	9.601	11
	12/31/2019	9.601	10.337	10
	12/31/2020	10.337	10.983	9
2.45%
	12/31/2012	N/A	9.992	0
	12/31/2013	9.992	9.536	0
	12/31/2014	9.536	9.805	0
	12/31/2015	9.805	9.482	0
	12/31/2016	9.482	9.762	4
	12/31/2017	9.762	9.934	3
	12/31/2018	9.934	9.570	3
	12/31/2019	9.570	10.299	3
	12/31/2020	10.299	10.938	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2012	N/A	9.990	0
	12/31/2013	9.990	9.529	0
	12/31/2014	9.529	9.794	0
	12/31/2015	9.794	9.467	0
	12/31/2016	9.467	9.741	3
	12/31/2017	9.741	9.907	3
	12/31/2018	9.907	9.540	3
	12/31/2019	9.540	10.261	3
	12/31/2020	10.261	10.892	2
2.55%
	12/31/2012	N/A	9.989	0
	12/31/2013	9.989	9.523	0
	12/31/2014	9.523	9.782	0
	12/31/2015	9.782	9.451	0
	12/31/2016	9.451	9.720	1
	12/31/2017	9.720	9.881	1
	12/31/2018	9.881	9.510	1
	12/31/2019	9.510	10.224	1
	12/31/2020	10.224	10.847	1
2.60%
	12/31/2012	N/A	9.987	0
	12/31/2013	9.987	9.507	0
	12/31/2014	9.507	9.761	0
	12/31/2015	9.761	9.426	0
	12/31/2016	9.426	9.689	24
	12/31/2017	9.689	9.845	17
	12/31/2018	9.845	9.471	15
	12/31/2019	9.471	10.176	15
	12/31/2020	10.176	10.791	14
2.65%
	12/31/2012	N/A	9.986	0
	12/31/2013	9.986	9.511	0
	12/31/2014	9.511	9.760	0
	12/31/2015	9.760	9.420	0
	12/31/2016	9.420	9.678	1
	12/31/2017	9.678	9.829	1
	12/31/2018	9.829	9.450	1
	12/31/2019	9.450	10.149	1
	12/31/2020	10.149	10.757	1
2.70%
	12/31/2012	N/A	9.984	0
	12/31/2013	9.984	9.504	0
	12/31/2014	9.504	9.748	0
	12/31/2015	9.748	9.404	0
	12/31/2016	9.404	9.657	5
	12/31/2017	9.657	9.803	5
	12/31/2018	9.803	9.420	12
	12/31/2019	9.420	10.112	5
	12/31/2020	10.112	10.712	5

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2012	N/A	9.982	0
	12/31/2013	9.982	9.489	0
	12/31/2014	9.489	9.727	0
	12/31/2015	9.727	9.379	0
	12/31/2016	9.379	9.627	2
	12/31/2017	9.627	9.767	2
	12/31/2018	9.767	9.381	4
	12/31/2019	9.381	10.065	4
	12/31/2020	10.065	10.657	4
2.80%
	12/31/2012	N/A	9.981	0
	12/31/2013	9.981	9.492	0
	12/31/2014	9.492	9.726	0
	12/31/2015	9.726	9.373	2
	12/31/2016	9.373	9.616	7
	12/31/2017	9.616	9.751	7
	12/31/2018	9.751	9.361	1
	12/31/2019	9.361	10.038	1
	12/31/2020	10.038	10.623	1
2.85%
	12/31/2012	N/A	9.979	0
	12/31/2013	9.979	9.476	0
	12/31/2014	9.476	9.705	0
	12/31/2015	9.705	9.348	0
	12/31/2016	9.348	9.585	7
	12/31/2017	9.585	9.715	5
	12/31/2018	9.715	9.322	5
	12/31/2019	9.322	9.992	4
	12/31/2020	9.992	10.569	4
2.90%
	12/31/2012	N/A	9.978	0
	12/31/2013	9.978	9.470	0
	12/31/2014	9.470	9.693	5
	12/31/2015	9.693	9.332	4
	12/31/2016	9.332	9.565	15
	12/31/2017	9.565	9.689	10
	12/31/2018	9.689	9.293	10
	12/31/2019	9.293	9.955	9
	12/31/2020	9.955	10.525	9
2.95%
	12/31/2013	N/A	9.464	0
	12/31/2014	9.464	9.682	0
	12/31/2015	9.682	9.317	0
	12/31/2016	9.317	9.544	0
	12/31/2017	9.544	9.664	0
	12/31/2018	9.664	9.263	0
	12/31/2019	9.263	9.919	0
	12/31/2020	9.919	10.481	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2012	N/A	9.975	0
	12/31/2013	9.975	9.457	0
	12/31/2014	9.457	9.671	0
	12/31/2015	9.671	9.301	0
	12/31/2016	9.301	9.523	2
	12/31/2017	9.523	9.638	2
	12/31/2018	9.638	9.234	20
	12/31/2019	9.234	9.882	26
	12/31/2020	9.882	10.438	24
3.05%
	12/31/2012	N/A	9.973	0
	12/31/2013	9.973	9.451	0
	12/31/2014	9.451	9.660	0
	12/31/2015	9.660	9.286	0
	12/31/2016	9.286	9.503	0
	12/31/2017	9.503	9.612	0
	12/31/2018	9.612	9.205	0
	12/31/2019	9.205	9.846	0
	12/31/2020	9.846	10.394	0
3.10%
	12/31/2013	N/A	9.445	0
	12/31/2014	9.445	9.649	0
	12/31/2015	9.649	9.271	0
	12/31/2016	9.271	9.482	23
	12/31/2017	9.482	9.587	24
	12/31/2018	9.587	9.176	6
	12/31/2019	9.176	9.810	5
	12/31/2020	9.810	10.351	5
3.15%
	12/31/2012	N/A	9.970	0
	12/31/2013	9.970	9.439	0
	12/31/2014	9.439	9.637	0
	12/31/2015	9.637	9.255	0
	12/31/2016	9.255	9.462	0
	12/31/2017	9.462	9.561	0
	12/31/2018	9.561	9.147	0
	12/31/2019	9.147	9.774	0
	12/31/2020	9.774	10.308	0
3.20%
	12/31/2013	N/A	9.431	0
	12/31/2014	9.431	9.625	0
	12/31/2015	9.625	9.238	0
	12/31/2016	9.238	9.440	0
	12/31/2017	9.440	9.534	0
	12/31/2018	9.534	9.117	0
	12/31/2019	9.117	9.737	0
	12/31/2020	9.737	10.263	0
3.25%
	12/31/2013	N/A	9.425	0
	12/31/2014	9.425	9.613	0
	12/31/2015	9.613	9.223	0
	12/31/2016	9.223	9.420	0
	12/31/2017	9.420	9.509	0
	12/31/2018	9.509	9.088	0
	12/31/2019	9.088	9.701	0
	12/31/2020	9.701	10.221	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2012	N/A	9.965	0
	12/31/2013	9.965	9.430	0
	12/31/2014	9.430	9.614	0
	12/31/2015	9.614	9.219	0
	12/31/2016	9.219	9.410	0
	12/31/2017	9.410	9.495	0
	12/31/2018	9.495	9.070	0
	12/31/2019	9.070	9.677	0
	12/31/2020	9.677	10.190	0
3.40%
	12/31/2013	N/A	9.406	0
	12/31/2014	9.406	9.580	0
	12/31/2015	9.580	9.177	0
	12/31/2016	9.177	9.359	0
	12/31/2017	9.359	9.433	0
	12/31/2018	9.433	9.002	0
	12/31/2019	9.002	9.595	1
	12/31/2020	9.595	10.094	0
3.45%
	12/31/2013	N/A	9.400	0
	12/31/2014	9.400	9.569	0
	12/31/2015	9.569	9.162	0
	12/31/2016	9.162	9.338	0
	12/31/2017	9.338	9.408	0
	12/31/2018	9.408	8.973	0
	12/31/2019	8.973	9.560	0
	12/31/2020	9.560	10.052	0
3.55%
	12/31/2013	N/A	9.387	0
	12/31/2014	9.387	9.547	0
	12/31/2015	9.547	9.131	0
	12/31/2016	9.131	9.298	16
	12/31/2017	9.298	9.358	7
	12/31/2018	9.358	8.917	6
	12/31/2019	8.917	9.491	6
	12/31/2020	9.491	9.968	6
AZL Gateway Fund
1.65%
	12/31/2011	10.325	10.467	15
	12/31/2012	10.467	10.722	17
	12/31/2013	10.722	11.437	23
	12/31/2014	11.437	11.597	77
	12/31/2015	11.597	11.633	65
	12/31/2016	11.633	11.996	57
	12/31/2017	11.996	12.917	54
	12/31/2018	12.917	12.114	51
	12/31/2019	12.114	13.205	56
	12/31/2020	13.205	13.936	53

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2011	10.323	10.460	24
	12/31/2012	10.460	10.710	36
	12/31/2013	10.710	11.418	60
	12/31/2014	11.418	11.573	57
	12/31/2015	11.573	11.602	36
	12/31/2016	11.602	11.959	28
	12/31/2017	11.959	12.870	27
	12/31/2018	12.870	12.063	24
	12/31/2019	12.063	13.144	23
	12/31/2020	13.144	13.865	23
1.75%
	12/31/2011	10.322	10.454	7
	12/31/2012	10.454	10.698	9
	12/31/2013	10.698	11.399	9
	12/31/2014	11.399	11.548	9
	12/31/2015	11.548	11.572	8
	12/31/2016	11.572	11.921	8
	12/31/2017	11.921	12.823	7
	12/31/2018	12.823	12.014	7
	12/31/2019	12.014	13.083	6
	12/31/2020	13.083	13.794	6
1.80%
	12/31/2011	10.320	10.447	0
	12/31/2012	10.447	10.685	0
	12/31/2013	10.685	11.381	0
	12/31/2014	11.381	11.523	6
	12/31/2015	11.523	11.541	0
	12/31/2016	11.541	11.884	0
	12/31/2017	11.884	12.776	0
	12/31/2018	12.776	11.964	0
	12/31/2019	11.964	13.022	0
	12/31/2020	13.022	13.723	0
1.90%
	12/31/2011	10.317	10.433	24
	12/31/2012	10.433	10.661	13
	12/31/2013	10.661	11.343	21
	12/31/2014	11.343	11.474	22
	12/31/2015	11.474	11.480	16
	12/31/2016	11.480	11.809	46
	12/31/2017	11.809	12.684	33
	12/31/2018	12.684	11.865	30
	12/31/2019	11.865	12.902	29
	12/31/2020	12.902	13.582	28
1.95%
	12/31/2011	10.316	10.427	40
	12/31/2012	10.427	10.649	22
	12/31/2013	10.649	11.325	28
	12/31/2014	11.325	11.449	29
	12/31/2015	11.449	11.450	27
	12/31/2016	11.450	11.772	17
	12/31/2017	11.772	12.637	16
	12/31/2018	12.637	11.816	15
	12/31/2019	11.816	12.842	15
	12/31/2020	12.842	13.512	5

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	10.313	10.413	0
	12/31/2012	10.413	10.624	8
	12/31/2013	10.624	11.287	10
	12/31/2014	11.287	11.400	8
	12/31/2015	11.400	11.389	8
	12/31/2016	11.389	11.698	7
	12/31/2017	11.698	12.546	4
	12/31/2018	12.546	11.718	0
	12/31/2019	11.718	12.723	0
	12/31/2020	12.723	13.374	0
2.10%
	12/31/2011	10.311	10.407	0
	12/31/2012	10.407	10.612	0
	12/31/2013	10.612	11.269	0
	12/31/2014	11.269	11.376	1
	12/31/2015	11.376	11.359	0
	12/31/2016	11.359	11.661	0
	12/31/2017	11.661	12.500	0
	12/31/2018	12.500	11.670	0
	12/31/2019	11.670	12.664	0
	12/31/2020	12.664	13.305	0
2.15%
	12/31/2011	10.310	10.400	0
	12/31/2012	10.400	10.600	0
	12/31/2013	10.600	11.250	0
	12/31/2014	11.250	11.351	0
	12/31/2015	11.351	11.329	0
	12/31/2016	11.329	11.625	0
	12/31/2017	11.625	12.454	0
	12/31/2018	12.454	11.621	0
	12/31/2019	11.621	12.605	0
	12/31/2020	12.605	13.237	0
2.20%
	12/31/2011	10.308	10.393	0
	12/31/2012	10.393	10.588	0
	12/31/2013	10.588	11.232	0
	12/31/2014	11.232	11.327	0
	12/31/2015	11.327	11.299	0
	12/31/2016	11.299	11.588	0
	12/31/2017	11.588	12.409	0
	12/31/2018	12.409	11.573	0
	12/31/2019	11.573	12.547	0
	12/31/2020	12.547	13.169	0
2.25%
	12/31/2011	10.307	10.386	0
	12/31/2012	10.386	10.576	3
	12/31/2013	10.576	11.213	0
	12/31/2014	11.213	11.302	0
	12/31/2015	11.302	11.269	0
	12/31/2016	11.269	11.552	0
	12/31/2017	11.552	12.364	0
	12/31/2018	12.364	11.525	0
	12/31/2019	11.525	12.489	0
	12/31/2020	12.489	13.101	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2011	10.305	10.380	0
	12/31/2012	10.380	10.564	0
	12/31/2013	10.564	11.195	0
	12/31/2014	11.195	11.278	0
	12/31/2015	11.278	11.240	0
	12/31/2016	11.240	11.515	0
	12/31/2017	11.515	12.319	0
	12/31/2018	12.319	11.478	0
	12/31/2019	11.478	12.431	0
	12/31/2020	12.431	13.034	0
2.35%
	12/31/2011	10.304	10.373	0
	12/31/2012	10.373	10.551	0
	12/31/2013	10.551	11.176	1
	12/31/2014	11.176	11.254	5
	12/31/2015	11.254	11.210	4
	12/31/2016	11.210	11.479	4
	12/31/2017	11.479	12.274	4
	12/31/2018	12.274	11.430	3
	12/31/2019	11.430	12.373	3
	12/31/2020	12.373	12.967	3
2.40%
	12/31/2011	10.302	10.366	0
	12/31/2012	10.366	10.539	0
	12/31/2013	10.539	11.158	0
	12/31/2014	11.158	11.230	0
	12/31/2015	11.230	11.180	0
	12/31/2016	11.180	11.443	0
	12/31/2017	11.443	12.229	1
	12/31/2018	12.229	11.383	1
	12/31/2019	11.383	12.316	1
	12/31/2020	12.316	12.900	1
2.45%
	12/31/2011	10.301	10.360	0
	12/31/2012	10.360	10.527	0
	12/31/2013	10.527	11.140	0
	12/31/2014	11.140	11.206	0
	12/31/2015	11.206	11.151	0
	12/31/2016	11.151	11.407	0
	12/31/2017	11.407	12.185	0
	12/31/2018	12.185	11.336	0
	12/31/2019	11.336	12.258	0
	12/31/2020	12.258	12.834	0
2.50%
	12/31/2011	10.299	10.353	0
	12/31/2012	10.353	10.515	0
	12/31/2013	10.515	11.121	0
	12/31/2014	11.121	11.182	0
	12/31/2015	11.182	11.121	0
	12/31/2016	11.121	11.371	0
	12/31/2017	11.371	12.141	0
	12/31/2018	12.141	11.289	0
	12/31/2019	11.289	12.202	0
	12/31/2020	12.202	12.768	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	10.298	10.346	0
	12/31/2012	10.346	10.503	0
	12/31/2013	10.503	11.103	0
	12/31/2014	11.103	11.158	0
	12/31/2015	11.158	11.092	0
	12/31/2016	11.092	11.336	0
	12/31/2017	11.336	12.096	0
	12/31/2018	12.096	11.242	0
	12/31/2019	11.242	12.145	0
	12/31/2020	12.145	12.703	0
2.60%
	12/31/2011	10.296	10.340	9
	12/31/2012	10.340	10.491	8
	12/31/2013	10.491	10.788	7
	12/31/2014	10.788	10.836	10
	12/31/2015	10.836	10.767	11
	12/31/2016	10.767	10.998	4
	12/31/2017	10.998	11.730	4
	12/31/2018	11.730	10.896	2
	12/31/2019	10.896	11.765	2
	12/31/2020	11.765	12.299	1
2.65%
	12/31/2011	10.295	10.333	0
	12/31/2012	10.333	10.479	4
	12/31/2013	10.479	11.066	5
	12/31/2014	11.066	11.110	5
	12/31/2015	11.110	11.033	5
	12/31/2016	11.033	11.265	4
	12/31/2017	11.265	12.009	4
	12/31/2018	12.009	11.149	3
	12/31/2019	11.149	12.033	3
	12/31/2020	12.033	12.572	3
2.70%
	12/31/2011	10.293	10.326	0
	12/31/2012	10.326	10.467	0
	12/31/2013	10.467	11.048	0
	12/31/2014	11.048	11.086	0
	12/31/2015	11.086	11.004	0
	12/31/2016	11.004	11.229	0
	12/31/2017	11.229	11.965	0
	12/31/2018	11.965	11.103	0
	12/31/2019	11.103	11.977	0
	12/31/2020	11.977	12.508	0
2.75%
	12/31/2011	10.292	10.320	1
	12/31/2012	10.320	10.455	1
	12/31/2013	10.455	10.729	0
	12/31/2014	10.729	10.760	0
	12/31/2015	10.760	10.675	5
	12/31/2016	10.675	10.888	5
	12/31/2017	10.888	11.596	5
	12/31/2018	11.596	10.755	5
	12/31/2019	10.755	11.596	5
	12/31/2020	11.596	12.104	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2011	10.290	10.313	0
	12/31/2012	10.313	10.443	0
	12/31/2013	10.443	11.012	3
	12/31/2014	11.012	11.039	7
	12/31/2015	11.039	10.946	7
	12/31/2016	10.946	11.159	7
	12/31/2017	11.159	11.878	5
	12/31/2018	11.878	11.011	5
	12/31/2019	11.011	11.866	5
	12/31/2020	11.866	12.380	4
2.85%
	12/31/2011	10.289	10.306	0
	12/31/2012	10.306	10.431	0
	12/31/2013	10.431	10.689	0
	12/31/2014	10.689	10.710	0
	12/31/2015	10.710	10.615	0
	12/31/2016	10.615	10.816	0
	12/31/2017	10.816	11.507	0
	12/31/2018	11.507	10.662	0
	12/31/2019	10.662	11.484	0
	12/31/2020	11.484	11.975	0
2.90%
	12/31/2011	10.287	10.300	10
	12/31/2012	10.300	10.419	9
	12/31/2013	10.419	10.670	9
	12/31/2014	10.670	10.685	10
	12/31/2015	10.685	10.585	9
	12/31/2016	10.585	10.780	8
	12/31/2017	10.780	11.463	7
	12/31/2018	11.463	10.616	4
	12/31/2019	10.616	11.428	2
	12/31/2020	11.428	11.911	0
2.95%
	12/31/2013	N/A	10.650	0
	12/31/2014	10.650	10.660	0
	12/31/2015	10.660	10.555	0
	12/31/2016	10.555	10.744	0
	12/31/2017	10.744	11.419	0
	12/31/2018	11.419	10.570	0
	12/31/2019	10.570	11.373	0
	12/31/2020	11.373	11.848	0
3.00%
	12/31/2011	10.284	10.287	0
	12/31/2012	10.287	10.395	0
	12/31/2013	10.395	10.631	0
	12/31/2014	10.631	10.635	0
	12/31/2015	10.635	10.525	0
	12/31/2016	10.525	10.708	0
	12/31/2017	10.708	11.375	0
	12/31/2018	11.375	10.524	0
	12/31/2019	10.524	11.318	0
	12/31/2020	11.318	11.785	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2011	10.283	10.280	0
	12/31/2012	10.280	10.383	0
	12/31/2013	10.383	10.611	0
	12/31/2014	10.611	10.610	0
	12/31/2015	10.610	10.495	0
	12/31/2016	10.495	10.672	0
	12/31/2017	10.672	11.332	0
	12/31/2018	11.332	10.478	0
	12/31/2019	10.478	11.264	0
	12/31/2020	11.264	11.722	0
3.10%
	12/31/2013	N/A	10.592	0
	12/31/2014	10.592	10.586	0
	12/31/2015	10.586	10.465	0
	12/31/2016	10.465	10.637	0
	12/31/2017	10.637	11.288	0
	12/31/2018	11.288	10.433	0
	12/31/2019	10.433	11.209	0
	12/31/2020	11.209	11.659	0
3.15%
	12/31/2011	10.280	10.267	0
	12/31/2012	10.267	10.360	0
	12/31/2013	10.360	10.572	0
	12/31/2014	10.572	10.561	0
	12/31/2015	10.561	10.436	0
	12/31/2016	10.436	10.601	0
	12/31/2017	10.601	11.245	0
	12/31/2018	11.245	10.388	0
	12/31/2019	10.388	11.155	0
	12/31/2020	11.155	11.597	0
3.20%
	12/31/2013	N/A	10.548	0
	12/31/2014	10.548	10.532	0
	12/31/2015	10.532	10.401	0
	12/31/2016	10.401	10.561	3
	12/31/2017	10.561	11.197	3
	12/31/2018	11.197	10.338	3
	12/31/2019	10.338	11.096	3
	12/31/2020	11.096	11.530	2
3.25%
	12/31/2013	N/A	10.529	1
	12/31/2014	10.529	10.507	1
	12/31/2015	10.507	10.372	1
	12/31/2016	10.372	10.526	1
	12/31/2017	10.526	11.154	1
	12/31/2018	11.154	10.294	0
	12/31/2019	10.294	11.043	0
	12/31/2020	11.043	11.469	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2011	10.275	10.247	0
	12/31/2012	10.247	10.324	0
	12/31/2013	10.324	10.832	0
	12/31/2014	10.832	10.804	3
	12/31/2015	10.804	10.660	3
	12/31/2016	10.660	10.813	0
	12/31/2017	10.813	11.453	2
	12/31/2018	11.453	10.564	2
	12/31/2019	10.564	11.327	2
	12/31/2020	11.327	11.758	2
3.40%
	12/31/2013	N/A	10.470	0
	12/31/2014	10.470	10.433	0
	12/31/2015	10.433	10.284	0
	12/31/2016	10.284	10.421	0
	12/31/2017	10.421	11.026	0
	12/31/2018	11.026	10.160	0
	12/31/2019	10.160	10.883	1
	12/31/2020	10.883	11.286	1
3.45%
	12/31/2013	N/A	10.451	0
	12/31/2014	10.451	10.409	0
	12/31/2015	10.409	10.254	0
	12/31/2016	10.254	10.386	0
	12/31/2017	10.386	10.984	0
	12/31/2018	10.984	10.116	0
	12/31/2019	10.116	10.831	0
	12/31/2020	10.831	11.226	0
3.55%
	12/31/2013	N/A	10.413	0
	12/31/2014	10.413	10.360	0
	12/31/2015	10.360	10.196	0
	12/31/2016	10.196	10.317	0
	12/31/2017	10.317	10.900	0
	12/31/2018	10.900	10.029	0
	12/31/2019	10.029	10.726	0
	12/31/2020	10.726	11.107	0
AZL Government Money Market Fund
1.65%
	12/31/2011	10.657	10.484	541
	12/31/2012	10.484	10.311	346
	12/31/2013	10.311	10.143	290
	12/31/2014	10.143	9.977	163
	12/31/2015	9.977	9.815	199
	12/31/2016	9.815	9.655	213
	12/31/2017	9.655	9.502	128
	12/31/2018	9.502	9.440	97
	12/31/2019	9.440	9.415	44
	12/31/2020	9.415	9.280	63

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2011	10.599	10.421	345
	12/31/2012	10.421	10.245	354
	12/31/2013	10.245	10.072	158
	12/31/2014	10.072	9.903	71
	12/31/2015	9.903	9.737	66
	12/31/2016	9.737	9.573	232
	12/31/2017	9.573	9.417	45
	12/31/2018	9.417	9.351	73
	12/31/2019	9.351	9.322	66
	12/31/2020	9.322	9.183	75
1.75%
	12/31/2011	10.533	10.351	0
	12/31/2012	10.351	10.171	16
	12/31/2013	10.171	9.994	41
	12/31/2014	9.994	9.822	18
	12/31/2015	9.822	9.652	2
	12/31/2016	9.652	9.485	2
	12/31/2017	9.485	9.326	16
	12/31/2018	9.326	9.256	15
	12/31/2019	9.256	9.222	14
	12/31/2020	9.222	9.080	13
1.80%
	12/31/2011	10.484	10.298	164
	12/31/2012	10.298	10.113	246
	12/31/2013	10.113	9.933	321
	12/31/2014	9.933	9.756	172
	12/31/2015	9.756	9.583	86
	12/31/2016	9.583	9.413	246
	12/31/2017	9.413	9.250	58
	12/31/2018	9.250	9.176	11
	12/31/2019	9.176	9.138	231
	12/31/2020	9.138	8.993	12
1.90%
	12/31/2011	10.006	9.819	250
	12/31/2012	9.819	9.633	239
	12/31/2013	9.633	9.452	274
	12/31/2014	9.452	9.275	276
	12/31/2015	9.275	9.101	155
	12/31/2016	9.101	8.930	254
	12/31/2017	8.930	8.767	57
	12/31/2018	8.767	8.688	80
	12/31/2019	8.688	8.643	42
	12/31/2020	8.643	8.497	62
1.95%
	12/31/2011	10.314	10.115	419
	12/31/2012	10.115	9.919	155
	12/31/2013	9.919	9.728	41
	12/31/2014	9.728	9.540	28
	12/31/2015	9.540	9.357	53
	12/31/2016	9.357	9.177	23
	12/31/2017	9.177	9.004	17
	12/31/2018	9.004	8.919	17
	12/31/2019	8.919	8.869	12
	12/31/2020	8.869	8.715	12

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	10.202	9.995	8
	12/31/2012	9.995	9.791	10
	12/31/2013	9.791	9.593	13
	12/31/2014	9.593	9.399	11
	12/31/2015	9.399	9.209	30
	12/31/2016	9.209	9.023	16
	12/31/2017	9.023	8.845	5
	12/31/2018	8.845	8.752	5
	12/31/2019	8.752	8.694	5
	12/31/2020	8.694	8.534	5
2.10%
	12/31/2011	10.146	9.936	51
	12/31/2012	9.936	9.728	25
	12/31/2013	9.728	9.526	73
	12/31/2014	9.526	9.329	41
	12/31/2015	9.329	9.136	17
	12/31/2016	9.136	8.947	19
	12/31/2017	8.947	8.766	19
	12/31/2018	8.766	8.669	18
	12/31/2019	8.669	8.607	18
	12/31/2020	8.607	8.445	17
2.15%
	12/31/2011	10.091	9.877	38
	12/31/2012	9.877	9.666	39
	12/31/2013	9.666	9.460	22
	12/31/2014	9.460	9.260	44
	12/31/2015	9.260	9.063	37
	12/31/2016	9.063	8.871	0
	12/31/2017	8.871	8.687	0
	12/31/2018	8.687	8.588	0
	12/31/2019	8.588	8.522	0
	12/31/2020	8.522	8.357	0
2.20%
	12/31/2011	9.712	9.501	69
	12/31/2012	9.501	9.293	62
	12/31/2013	9.293	9.091	40
	12/31/2014	9.091	8.894	39
	12/31/2015	8.894	8.701	59
	12/31/2016	8.701	8.512	27
	12/31/2017	8.512	8.332	19
	12/31/2018	8.332	8.232	18
	12/31/2019	8.232	8.165	14
	12/31/2020	8.165	8.003	13
2.25%
	12/31/2011	9.981	9.760	68
	12/31/2012	9.760	9.542	57
	12/31/2013	9.542	9.329	35
	12/31/2014	9.329	9.123	20
	12/31/2015	9.123	8.920	17
	12/31/2016	8.920	8.722	16
	12/31/2017	8.722	8.533	18
	12/31/2018	8.533	8.427	14
	12/31/2019	8.427	8.354	13
	12/31/2020	8.354	8.184	12

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2011	9.616	9.398	8
	12/31/2012	9.398	9.183	8
	12/31/2013	9.183	8.974	7
	12/31/2014	8.974	8.771	7
	12/31/2015	8.771	8.572	3
	12/31/2016	8.572	8.378	3
	12/31/2017	8.378	8.192	4
	12/31/2018	8.192	8.086	4
	12/31/2019	8.086	8.012	4
	12/31/2020	8.012	7.845	4
2.35%
	12/31/2011	9.873	9.644	84
	12/31/2012	9.644	9.419	55
	12/31/2013	9.419	9.200	38
	12/31/2014	9.200	8.987	27
	12/31/2015	8.987	8.779	22
	12/31/2016	8.779	8.576	40
	12/31/2017	8.576	8.381	41
	12/31/2018	8.381	8.269	27
	12/31/2019	8.269	8.189	18
	12/31/2020	8.189	8.015	15
2.40%
	12/31/2011	9.819	9.587	40
	12/31/2012	9.587	9.358	34
	12/31/2013	9.358	9.137	24
	12/31/2014	9.137	8.921	17
	12/31/2015	8.921	8.710	17
	12/31/2016	8.710	8.504	18
	12/31/2017	8.504	8.307	14
	12/31/2018	8.307	8.191	14
	12/31/2019	8.191	8.108	13
	12/31/2020	8.108	7.931	12
2.45%
	12/31/2011	9.765	9.530	0
	12/31/2012	9.530	9.298	21
	12/31/2013	9.298	9.073	0
	12/31/2014	9.073	8.854	0
	12/31/2015	8.854	8.640	0
	12/31/2016	8.640	8.432	0
	12/31/2017	8.432	8.233	0
	12/31/2018	8.233	8.114	0
	12/31/2019	8.114	8.027	0
	12/31/2020	8.027	7.849	0
2.50%
	12/31/2011	9.712	9.473	37
	12/31/2012	9.473	9.238	24
	12/31/2013	9.238	9.010	18
	12/31/2014	9.010	8.788	18
	12/31/2015	8.788	8.572	17
	12/31/2016	8.572	8.361	61
	12/31/2017	8.361	8.159	42
	12/31/2018	8.159	8.037	38
	12/31/2019	8.037	7.948	36
	12/31/2020	7.948	7.767	33

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	9.659	9.417	5
	12/31/2012	9.417	9.179	4
	12/31/2013	9.179	8.948	5
	12/31/2014	8.948	8.723	2
	12/31/2015	8.723	8.504	1
	12/31/2016	8.504	8.290	1
	12/31/2017	8.290	8.086	1
	12/31/2018	8.086	7.961	1
	12/31/2019	7.961	7.869	1
	12/31/2020	7.869	7.686	1
2.60%
	12/31/2011	9.333	9.094	118
	12/31/2012	9.094	8.859	236
	12/31/2013	8.859	8.632	197
	12/31/2014	8.632	8.411	40
	12/31/2015	8.411	8.196	66
	12/31/2016	8.196	7.986	34
	12/31/2017	7.986	7.786	56
	12/31/2018	7.786	7.662	50
	12/31/2019	7.662	7.569	44
	12/31/2020	7.569	7.389	41
2.65%
	12/31/2011	9.554	9.305	97
	12/31/2012	9.305	9.061	61
	12/31/2013	9.061	8.824	53
	12/31/2014	8.824	8.594	63
	12/31/2015	8.594	8.370	60
	12/31/2016	8.370	8.151	47
	12/31/2017	8.151	7.943	41
	12/31/2018	7.943	7.812	38
	12/31/2019	7.812	7.714	33
	12/31/2020	7.714	7.527	28
2.70%
	12/31/2011	9.502	9.250	0
	12/31/2012	9.250	9.002	0
	12/31/2013	9.002	8.763	0
	12/31/2014	8.763	8.530	0
	12/31/2015	8.530	8.303	53
	12/31/2016	8.303	8.083	18
	12/31/2017	8.083	7.872	0
	12/31/2018	7.872	7.739	0
	12/31/2019	7.739	7.637	2
	12/31/2020	7.637	7.449	2
2.75%
	12/31/2011	9.194	8.946	19
	12/31/2012	8.946	8.702	35
	12/31/2013	8.702	8.466	32
	12/31/2014	8.466	8.237	32
	12/31/2015	8.237	8.014	32
	12/31/2016	8.014	7.797	28
	12/31/2017	7.797	7.590	25
	12/31/2018	7.590	7.458	17
	12/31/2019	7.458	7.357	16
	12/31/2020	7.357	7.171	15

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2011	9.399	9.140	13
	12/31/2012	9.140	8.887	8
	12/31/2013	8.887	8.641	11
	12/31/2014	8.641	8.403	21
	12/31/2015	8.403	8.172	33
	12/31/2016	8.172	7.947	26
	12/31/2017	7.947	7.732	25
	12/31/2018	7.732	7.593	5
	12/31/2019	7.593	7.487	5
	12/31/2020	7.487	7.294	5
2.85%
	12/31/2011	9.348	9.086	5
	12/31/2012	9.086	8.829	3
	12/31/2013	8.829	8.581	13
	12/31/2014	8.581	8.341	5
	12/31/2015	8.341	8.107	6
	12/31/2016	8.107	7.880	6
	12/31/2017	7.880	7.663	6
	12/31/2018	7.663	7.522	4
	12/31/2019	7.522	7.412	3
	12/31/2020	7.412	7.218	3
2.90%
	12/31/2011	9.058	8.800	27
	12/31/2012	8.800	8.547	34
	12/31/2013	8.547	8.303	31
	12/31/2014	8.303	8.066	30
	12/31/2015	8.066	7.836	25
	12/31/2016	7.836	7.613	78
	12/31/2017	7.613	7.399	22
	12/31/2018	7.399	7.260	21
	12/31/2019	7.260	7.150	20
	12/31/2020	7.150	6.960	27
2.95%
	12/31/2013	N/A	8.463	0
	12/31/2014	8.463	8.217	0
	12/31/2015	8.217	7.979	0
	12/31/2016	7.979	7.748	0
	12/31/2017	7.748	7.527	0
	12/31/2018	7.527	7.381	0
	12/31/2019	7.381	7.266	0
	12/31/2020	7.266	7.069	0
3.00%
	12/31/2011	9.196	8.925	6
	12/31/2012	8.925	8.660	4
	12/31/2013	8.660	8.404	0
	12/31/2014	8.404	8.156	1
	12/31/2015	8.156	7.916	1
	12/31/2016	7.916	7.682	3
	12/31/2017	7.682	7.460	1
	12/31/2018	7.460	7.311	1
	12/31/2019	7.311	7.194	1
	12/31/2020	7.194	6.995	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2011	8.924	8.657	21
	12/31/2012	8.657	8.395	15
	12/31/2013	8.395	8.143	13
	12/31/2014	8.143	7.899	9
	12/31/2015	7.899	7.662	8
	12/31/2016	7.662	7.433	35
	12/31/2017	7.433	7.214	8
	12/31/2018	7.214	7.067	8
	12/31/2019	7.067	6.950	8
	12/31/2020	6.950	6.754	8
3.10%
	12/31/2013	N/A	8.288	16
	12/31/2014	8.288	8.035	43
	12/31/2015	8.035	7.791	17
	12/31/2016	7.791	7.553	18
	12/31/2017	7.553	7.327	24
	12/31/2018	7.327	7.174	27
	12/31/2019	7.174	7.052	6
	12/31/2020	7.052	6.850	6
3.15%
	12/31/2011	9.046	8.767	2
	12/31/2012	8.767	8.494	1
	12/31/2013	8.494	8.230	0
	12/31/2014	8.230	7.976	0
	12/31/2015	7.976	7.729	0
	12/31/2016	7.729	7.490	4
	12/31/2017	7.490	7.262	0
	12/31/2018	7.262	7.107	0
	12/31/2019	7.107	6.982	0
	12/31/2020	6.982	6.779	0
3.20%
	12/31/2013	N/A	8.163	0
	12/31/2014	8.163	7.907	0
	12/31/2015	7.907	7.658	0
	12/31/2016	7.658	7.417	0
	12/31/2017	7.417	7.188	0
	12/31/2018	7.188	7.031	0
	12/31/2019	7.031	6.904	0
	12/31/2020	6.904	6.700	0
3.25%
	12/31/2013	N/A	8.106	1
	12/31/2014	8.106	7.848	1
	12/31/2015	7.848	7.597	1
	12/31/2016	7.597	7.355	1
	12/31/2017	7.355	7.124	1
	12/31/2018	7.124	6.965	0
	12/31/2019	6.965	6.836	0
	12/31/2020	6.836	6.630	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2011	8.705	8.423	4
	12/31/2012	8.423	8.148	2
	12/31/2013	8.148	7.884	1
	12/31/2014	7.884	7.628	0
	12/31/2015	7.628	7.381	0
	12/31/2016	7.381	7.142	0
	12/31/2017	7.142	6.914	0
	12/31/2018	6.914	6.756	0
	12/31/2019	6.756	6.628	0
	12/31/2020	6.628	6.425	0
3.40%
	12/31/2013	N/A	7.939	0
	12/31/2014	7.939	7.674	0
	12/31/2015	7.674	7.418	0
	12/31/2016	7.418	7.170	72
	12/31/2017	7.170	6.935	0
	12/31/2018	6.935	6.770	0
	12/31/2019	6.770	6.634	0
	12/31/2020	6.634	6.425	0
3.45%
	12/31/2013	N/A	7.883	0
	12/31/2014	7.883	7.617	0
	12/31/2015	7.617	7.359	0
	12/31/2016	7.359	7.110	0
	12/31/2017	7.110	6.873	0
	12/31/2018	6.873	6.706	0
	12/31/2019	6.706	6.568	0
	12/31/2020	6.568	6.358	0
3.55%
	12/31/2013	N/A	7.774	0
	12/31/2014	7.774	7.504	0
	12/31/2015	7.504	7.242	0
	12/31/2016	7.242	6.990	23
	12/31/2017	6.990	6.751	0
	12/31/2018	6.751	6.580	0
	12/31/2019	6.580	6.439	0
	12/31/2020	6.439	6.226	32
AZL International Index Fund
1.65%
	12/31/2011	10.279	8.820	11
	12/31/2012	8.820	10.239	36
	12/31/2013	10.239	12.222	36
	12/31/2014	12.222	11.279	37
	12/31/2015	11.279	10.941	31
	12/31/2016	10.941	10.801	46
	12/31/2017	10.801	13.256	33
	12/31/2018	13.256	11.207	33
	12/31/2019	11.207	13.388	26
	12/31/2020	13.388	14.143	21

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2011	10.273	8.810	13
	12/31/2012	8.810	10.223	20
	12/31/2013	10.223	12.197	25
	12/31/2014	12.197	11.250	22
	12/31/2015	11.250	10.907	20
	12/31/2016	10.907	10.762	144
	12/31/2017	10.762	13.202	130
	12/31/2018	13.202	11.156	125
	12/31/2019	11.156	13.320	97
	12/31/2020	13.320	14.064	80
1.75%
	12/31/2011	10.267	8.800	0
	12/31/2012	8.800	10.206	0
	12/31/2013	10.206	12.171	0
	12/31/2014	12.171	11.221	0
	12/31/2015	11.221	10.873	0
	12/31/2016	10.873	10.724	4
	12/31/2017	10.724	13.148	3
	12/31/2018	13.148	11.105	0
	12/31/2019	11.105	13.252	0
	12/31/2020	13.252	13.986	0
1.80%
	12/31/2011	10.261	8.791	22
	12/31/2012	8.791	10.190	20
	12/31/2013	10.190	12.146	20
	12/31/2014	12.146	11.191	18
	12/31/2015	11.191	10.839	15
	12/31/2016	10.839	10.685	67
	12/31/2017	10.685	13.094	78
	12/31/2018	13.094	11.054	56
	12/31/2019	11.054	13.185	50
	12/31/2020	13.185	13.907	56
1.90%
	12/31/2011	10.249	8.771	20
	12/31/2012	8.771	10.158	10
	12/31/2013	10.158	12.095	16
	12/31/2014	12.095	11.133	15
	12/31/2015	11.133	10.772	24
	12/31/2016	10.772	10.609	58
	12/31/2017	10.609	12.988	59
	12/31/2018	12.988	10.952	49
	12/31/2019	10.952	13.051	39
	12/31/2020	13.051	13.752	22
1.95%
	12/31/2011	10.243	8.762	10
	12/31/2012	8.762	10.141	9
	12/31/2013	10.141	12.070	7
	12/31/2014	12.070	11.105	6
	12/31/2015	11.105	10.739	7
	12/31/2016	10.739	10.571	89
	12/31/2017	10.571	12.934	69
	12/31/2018	12.934	10.902	63
	12/31/2019	10.902	12.984	45
	12/31/2020	12.984	13.676	48

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	10.230	8.743	0
	12/31/2012	8.743	10.109	0
	12/31/2013	10.109	12.019	0
	12/31/2014	12.019	11.047	0
	12/31/2015	11.047	10.673	0
	12/31/2016	10.673	10.495	0
	12/31/2017	10.495	12.829	0
	12/31/2018	12.829	10.802	0
	12/31/2019	10.802	12.853	0
	12/31/2020	12.853	13.523	0
2.10%
	12/31/2011	10.224	8.733	49
	12/31/2012	8.733	10.093	42
	12/31/2013	10.093	11.994	39
	12/31/2014	11.994	11.018	34
	12/31/2015	11.018	10.640	29
	12/31/2016	10.640	10.457	115
	12/31/2017	10.457	12.776	95
	12/31/2018	12.776	10.753	86
	12/31/2019	10.753	12.787	80
	12/31/2020	12.787	13.448	52
2.15%
	12/31/2011	10.218	8.724	4
	12/31/2012	8.724	10.077	4
	12/31/2013	10.077	11.969	3
	12/31/2014	11.969	10.990	3
	12/31/2015	10.990	10.607	2
	12/31/2016	10.607	10.420	2
	12/31/2017	10.420	12.724	2
	12/31/2018	12.724	10.703	2
	12/31/2019	10.703	12.722	2
	12/31/2020	12.722	13.373	3
2.20%
	12/31/2011	10.212	8.714	3
	12/31/2012	8.714	10.061	3
	12/31/2013	10.061	11.944	0
	12/31/2014	11.944	10.961	0
	12/31/2015	10.961	10.574	0
	12/31/2016	10.574	10.382	5
	12/31/2017	10.382	12.672	6
	12/31/2018	12.672	10.654	6
	12/31/2019	10.654	12.658	0
	12/31/2020	12.658	13.298	0
2.25%
	12/31/2011	10.206	8.705	5
	12/31/2012	8.705	10.045	4
	12/31/2013	10.045	11.919	4
	12/31/2014	11.919	10.933	3
	12/31/2015	10.933	10.541	3
	12/31/2016	10.541	10.345	33
	12/31/2017	10.345	12.620	27
	12/31/2018	12.620	10.605	22
	12/31/2019	10.605	12.593	7
	12/31/2020	12.593	13.224	6

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2011	10.200	8.695	6
	12/31/2012	8.695	10.029	0
	12/31/2013	10.029	11.894	0
	12/31/2014	11.894	10.904	0
	12/31/2015	10.904	10.509	0
	12/31/2016	10.509	10.308	6
	12/31/2017	10.308	12.569	4
	12/31/2018	12.569	10.557	4
	12/31/2019	10.557	12.529	3
	12/31/2020	12.529	13.150	2
2.35%
	12/31/2011	10.194	8.686	20
	12/31/2012	8.686	10.013	21
	12/31/2013	10.013	11.869	18
	12/31/2014	11.869	10.876	17
	12/31/2015	10.876	10.476	15
	12/31/2016	10.476	10.271	40
	12/31/2017	10.271	12.517	31
	12/31/2018	12.517	10.508	28
	12/31/2019	10.508	12.465	23
	12/31/2020	12.465	13.076	23
2.40%
	12/31/2011	10.188	8.676	7
	12/31/2012	8.676	9.997	5
	12/31/2013	9.997	11.844	4
	12/31/2014	11.844	10.848	4
	12/31/2015	10.848	10.444	4
	12/31/2016	10.444	10.234	15
	12/31/2017	10.234	12.466	13
	12/31/2018	12.466	10.460	12
	12/31/2019	10.460	12.402	12
	12/31/2020	12.402	13.003	10
2.45%
	12/31/2011	10.182	8.667	1
	12/31/2012	8.667	9.981	0
	12/31/2013	9.981	11.819	0
	12/31/2014	11.819	10.820	0
	12/31/2015	10.820	10.412	0
	12/31/2016	10.412	10.197	4
	12/31/2017	10.197	12.415	2
	12/31/2018	12.415	10.412	3
	12/31/2019	10.412	12.339	2
	12/31/2020	12.339	12.931	2
2.50%
	12/31/2011	10.176	8.657	1
	12/31/2012	8.657	9.965	1
	12/31/2013	9.965	11.794	1
	12/31/2014	11.794	10.792	1
	12/31/2015	10.792	10.379	1
	12/31/2016	10.379	10.160	4
	12/31/2017	10.160	12.365	3
	12/31/2018	12.365	10.364	4
	12/31/2019	10.364	12.276	4
	12/31/2020	12.276	12.859	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	10.170	8.648	0
	12/31/2012	8.648	9.949	3
	12/31/2013	9.949	11.770	2
	12/31/2014	11.770	10.764	0
	12/31/2015	10.764	10.347	0
	12/31/2016	10.347	10.124	4
	12/31/2017	10.124	12.314	4
	12/31/2018	12.314	10.317	4
	12/31/2019	10.317	12.214	3
	12/31/2020	12.214	12.787	3
2.60%
	12/31/2011	10.163	8.638	6
	12/31/2012	8.638	9.933	6
	12/31/2013	9.933	11.745	3
	12/31/2014	11.745	10.736	21
	12/31/2015	10.736	10.315	20
	12/31/2016	10.315	10.088	72
	12/31/2017	10.088	12.264	65
	12/31/2018	12.264	10.269	62
	12/31/2019	10.269	12.152	52
	12/31/2020	12.152	12.715	62
2.65%
	12/31/2011	10.157	8.629	0
	12/31/2012	8.629	9.917	0
	12/31/2013	9.917	11.720	0
	12/31/2014	11.720	10.708	0
	12/31/2015	10.708	10.283	0
	12/31/2016	10.283	10.051	3
	12/31/2017	10.051	12.214	2
	12/31/2018	12.214	10.222	2
	12/31/2019	10.222	12.090	4
	12/31/2020	12.090	12.644	4
2.70%
	12/31/2011	10.151	8.619	0
	12/31/2012	8.619	9.901	0
	12/31/2013	9.901	11.696	0
	12/31/2014	11.696	10.680	0
	12/31/2015	10.680	10.252	0
	12/31/2016	10.252	10.015	7
	12/31/2017	10.015	12.164	6
	12/31/2018	12.164	10.175	7
	12/31/2019	10.175	12.028	9
	12/31/2020	12.028	12.574	7
2.75%
	12/31/2011	10.145	8.610	4
	12/31/2012	8.610	9.885	4
	12/31/2013	9.885	11.671	2
	12/31/2014	11.671	10.653	1
	12/31/2015	10.653	10.220	1
	12/31/2016	10.220	9.979	14
	12/31/2017	9.979	12.114	11
	12/31/2018	12.114	10.129	16
	12/31/2019	10.129	11.967	16
	12/31/2020	11.967	12.503	13

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2011	10.139	8.600	2
	12/31/2012	8.600	9.870	1
	12/31/2013	9.870	11.647	1
	12/31/2014	11.647	10.625	1
	12/31/2015	10.625	10.188	1
	12/31/2016	10.188	9.943	12
	12/31/2017	9.943	12.064	11
	12/31/2018	12.064	10.082	6
	12/31/2019	10.082	11.906	5
	12/31/2020	11.906	12.434	10
2.85%
	12/31/2011	10.133	8.591	5
	12/31/2012	8.591	9.854	5
	12/31/2013	9.854	11.622	5
	12/31/2014	11.622	10.597	0
	12/31/2015	10.597	10.157	0
	12/31/2016	10.157	9.908	17
	12/31/2017	9.908	12.015	21
	12/31/2018	12.015	10.036	24
	12/31/2019	10.036	11.846	22
	12/31/2020	11.846	12.364	21
2.90%
	12/31/2011	10.127	8.582	34
	12/31/2012	8.582	9.838	33
	12/31/2013	9.838	11.598	40
	12/31/2014	11.598	10.570	20
	12/31/2015	10.570	10.125	19
	12/31/2016	10.125	9.872	39
	12/31/2017	9.872	11.966	24
	12/31/2018	11.966	9.990	25
	12/31/2019	9.990	11.785	23
	12/31/2020	11.785	12.295	17
2.95%
	12/31/2013	N/A	11.574	0
	12/31/2014	11.574	10.542	0
	12/31/2015	10.542	10.094	0
	12/31/2016	10.094	9.837	0
	12/31/2017	9.837	11.917	0
	12/31/2018	11.917	9.944	0
	12/31/2019	9.944	11.726	0
	12/31/2020	11.726	12.226	0
3.00%
	12/31/2011	10.115	8.563	0
	12/31/2012	8.563	9.807	0
	12/31/2013	9.807	11.550	0
	12/31/2014	11.550	10.515	1
	12/31/2015	10.515	10.063	1
	12/31/2016	10.063	9.801	15
	12/31/2017	9.801	11.868	13
	12/31/2018	11.868	9.898	13
	12/31/2019	9.898	11.666	12
	12/31/2020	11.666	12.158	10

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2011	10.109	8.553	0
	12/31/2012	8.553	9.791	0
	12/31/2013	9.791	11.525	0
	12/31/2014	11.525	10.488	3
	12/31/2015	10.488	10.032	3
	12/31/2016	10.032	9.766	4
	12/31/2017	9.766	11.820	3
	12/31/2018	11.820	9.853	2
	12/31/2019	9.853	11.607	1
	12/31/2020	11.607	12.090	1
3.10%
	12/31/2013	N/A	11.501	2
	12/31/2014	11.501	10.461	4
	12/31/2015	10.461	10.001	4
	12/31/2016	10.001	9.731	22
	12/31/2017	9.731	11.771	20
	12/31/2018	11.771	9.808	34
	12/31/2019	9.808	11.548	32
	12/31/2020	11.548	12.023	32
3.15%
	12/31/2011	10.097	8.535	0
	12/31/2012	8.535	9.760	0
	12/31/2013	9.760	11.477	0
	12/31/2014	11.477	10.433	0
	12/31/2015	10.433	9.970	0
	12/31/2016	9.970	9.696	4
	12/31/2017	9.696	11.723	4
	12/31/2018	11.723	9.763	4
	12/31/2019	9.763	11.489	4
	12/31/2020	11.489	11.956	4
3.20%
	12/31/2013	N/A	15.331	0
	12/31/2014	15.331	13.930	0
	12/31/2015	13.930	13.304	0
	12/31/2016	13.304	12.933	0
	12/31/2017	12.933	15.628	20
	12/31/2018	15.628	13.008	20
	12/31/2019	13.008	15.301	18
	12/31/2020	15.301	15.914	17
3.25%
	12/31/2013	N/A	15.295	1
	12/31/2014	15.295	13.890	1
	12/31/2015	13.890	13.260	1
	12/31/2016	13.260	12.883	9
	12/31/2017	12.883	15.561	7
	12/31/2018	15.561	12.946	5
	12/31/2019	12.946	15.219	3
	12/31/2020	15.219	15.821	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2011	10.079	8.507	0
	12/31/2012	8.507	9.713	0
	12/31/2013	9.713	11.405	0
	12/31/2014	11.405	10.352	23
	12/31/2015	10.352	9.877	22
	12/31/2016	9.877	9.592	28
	12/31/2017	9.592	11.580	5
	12/31/2018	11.580	9.629	5
	12/31/2019	9.629	11.314	5
	12/31/2020	11.314	11.756	4
3.40%
	12/31/2013	N/A	15.188	0
	12/31/2014	15.188	13.772	0
	12/31/2015	13.772	13.127	0
	12/31/2016	13.127	12.735	4
	12/31/2017	12.735	15.359	6
	12/31/2018	15.359	12.759	6
	12/31/2019	12.759	14.977	7
	12/31/2020	14.977	15.546	8
3.45%
	12/31/2013	N/A	15.152	0
	12/31/2014	15.152	13.733	0
	12/31/2015	13.733	13.083	0
	12/31/2016	13.083	12.686	0
	12/31/2017	12.686	15.293	0
	12/31/2018	15.293	12.697	0
	12/31/2019	12.697	14.897	0
	12/31/2020	14.897	15.456	0
3.55%
	12/31/2013	N/A	15.081	0
	12/31/2014	15.081	13.655	0
	12/31/2015	13.655	12.996	0
	12/31/2016	12.996	12.589	3
	12/31/2017	12.589	15.160	1
	12/31/2018	15.160	12.574	2
	12/31/2019	12.574	14.738	1
	12/31/2020	14.738	15.276	2
AZL MetWest Total Return Bond Fund
1.65%
	12/31/2015	N/A	9.866	1
	12/31/2016	9.866	9.928	2
	12/31/2017	9.928	10.072	5
	12/31/2018	10.072	9.885	4
	12/31/2019	9.885	10.549	1
	12/31/2020	10.549	11.266	1
1.70%
	12/31/2015	N/A	9.860	9
	12/31/2016	9.860	9.917	1
	12/31/2017	9.917	10.056	10
	12/31/2018	10.056	9.865	11
	12/31/2019	9.865	10.522	15
	12/31/2020	10.522	11.232	17

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2015	N/A	9.855	0
	12/31/2016	9.855	9.907	0
	12/31/2017	9.907	10.041	0
	12/31/2018	10.041	9.844	0
	12/31/2019	9.844	10.495	0
	12/31/2020	10.495	11.197	0
1.90%
	12/31/2015	N/A	9.838	3
	12/31/2016	9.838	9.875	41
	12/31/2017	9.875	9.994	27
	12/31/2018	9.994	9.784	28
	12/31/2019	9.784	10.415	39
	12/31/2020	10.415	11.095	18
1.95%
	12/31/2015	N/A	9.833	0
	12/31/2016	9.833	9.865	0
	12/31/2017	9.865	9.978	0
	12/31/2018	9.978	9.764	0
	12/31/2019	9.764	10.388	0
	12/31/2020	10.388	11.061	0
2.05%
	12/31/2015	N/A	9.822	0
	12/31/2016	9.822	9.844	0
	12/31/2017	9.844	9.947	0
	12/31/2018	9.947	9.723	0
	12/31/2019	9.723	10.335	0
	12/31/2020	10.335	10.993	0
AZL Mid Cap Index Fund
1.65%
	12/31/2011	11.619	11.165	8
	12/31/2012	11.165	12.871	28
	12/31/2013	12.871	16.802	37
	12/31/2014	16.802	18.049	37
	12/31/2015	18.049	17.280	31
	12/31/2016	17.280	20.315	59
	12/31/2017	20.315	23.151	46
	12/31/2018	23.151	20.186	41
	12/31/2019	20.186	24.875	36
	12/31/2020	24.875	28.022	26
1.70%
	12/31/2011	11.618	11.157	7
	12/31/2012	11.157	12.856	24
	12/31/2013	12.856	16.775	48
	12/31/2014	16.775	18.011	42
	12/31/2015	18.011	17.234	40
	12/31/2016	17.234	20.251	130
	12/31/2017	20.251	23.067	105
	12/31/2018	23.067	20.103	96
	12/31/2019	20.103	24.760	84
	12/31/2020	24.760	27.878	70

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	11.616	11.150	0
	12/31/2012	11.150	12.842	0
	12/31/2013	12.842	16.747	0
	12/31/2014	16.747	17.972	0
	12/31/2015	17.972	17.188	0
	12/31/2016	17.188	20.188	3
	12/31/2017	20.188	22.983	3
	12/31/2018	22.983	20.020	0
	12/31/2019	20.020	24.645	0
	12/31/2020	24.645	27.735	0
1.80%
	12/31/2011	11.614	11.143	1
	12/31/2012	11.143	12.827	4
	12/31/2013	12.827	16.719	11
	12/31/2014	16.719	17.934	8
	12/31/2015	17.934	17.143	7
	12/31/2016	17.143	20.124	36
	12/31/2017	20.124	22.900	33
	12/31/2018	22.900	19.937	34
	12/31/2019	19.937	24.531	31
	12/31/2020	24.531	27.592	35
1.90%
	12/31/2011	11.611	11.129	4
	12/31/2012	11.129	12.798	41
	12/31/2013	12.798	16.664	65
	12/31/2014	16.664	17.857	20
	12/31/2015	17.857	17.052	19
	12/31/2016	17.052	19.998	58
	12/31/2017	19.998	22.733	53
	12/31/2018	22.733	19.772	49
	12/31/2019	19.772	24.304	37
	12/31/2020	24.304	27.309	24
1.95%
	12/31/2011	11.609	11.121	28
	12/31/2012	11.121	12.783	32
	12/31/2013	12.783	16.637	33
	12/31/2014	16.637	17.818	31
	12/31/2015	17.818	17.007	17
	12/31/2016	17.007	19.935	82
	12/31/2017	19.935	22.651	63
	12/31/2018	22.651	19.690	54
	12/31/2019	19.690	24.191	42
	12/31/2020	24.191	27.169	41
2.05%
	12/31/2011	11.606	11.107	6
	12/31/2012	11.107	12.754	6
	12/31/2013	12.754	16.582	5
	12/31/2014	16.582	17.742	5
	12/31/2015	17.742	16.918	4
	12/31/2016	16.918	19.810	4
	12/31/2017	19.810	22.486	4
	12/31/2018	22.486	19.528	4
	12/31/2019	19.528	23.967	3
	12/31/2020	23.967	26.891	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	11.604	11.100	0
	12/31/2012	11.100	12.739	0
	12/31/2013	12.739	16.555	2
	12/31/2014	16.555	17.704	1
	12/31/2015	17.704	16.873	4
	12/31/2016	16.873	19.748	78
	12/31/2017	19.748	22.404	67
	12/31/2018	22.404	19.447	61
	12/31/2019	19.447	23.856	58
	12/31/2020	23.856	26.753	50
2.15%
	12/31/2011	11.602	11.093	0
	12/31/2012	11.093	12.724	0
	12/31/2013	12.724	16.528	0
	12/31/2014	16.528	17.666	0
	12/31/2015	17.666	16.828	0
	12/31/2016	16.828	19.686	0
	12/31/2017	19.686	22.323	0
	12/31/2018	22.323	19.366	0
	12/31/2019	19.366	23.745	0
	12/31/2020	23.745	26.615	0
2.20%
	12/31/2011	11.601	11.086	1
	12/31/2012	11.086	12.710	1
	12/31/2013	12.710	16.501	1
	12/31/2014	16.501	17.628	1
	12/31/2015	17.628	16.784	1
	12/31/2016	16.784	19.624	1
	12/31/2017	19.624	22.241	1
	12/31/2018	22.241	19.286	1
	12/31/2019	19.286	23.635	0
	12/31/2020	23.635	26.479	0
2.25%
	12/31/2011	11.599	11.079	4
	12/31/2012	11.079	12.695	4
	12/31/2013	12.695	16.473	0
	12/31/2014	16.473	17.590	1
	12/31/2015	17.590	16.739	0
	12/31/2016	16.739	19.562	6
	12/31/2017	19.562	22.161	6
	12/31/2018	22.161	19.206	4
	12/31/2019	19.206	23.526	2
	12/31/2020	23.526	26.343	1
2.30%
	12/31/2011	11.597	11.071	0
	12/31/2012	11.071	12.681	0
	12/31/2013	12.681	16.446	2
	12/31/2014	16.446	17.553	2
	12/31/2015	17.553	16.695	1
	12/31/2016	16.695	19.501	5
	12/31/2017	19.501	22.080	4
	12/31/2018	22.080	19.127	4
	12/31/2019	19.127	23.416	4
	12/31/2020	23.416	26.207	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	11.596	11.064	1
	12/31/2012	11.064	12.666	1
	12/31/2013	12.666	16.419	1
	12/31/2014	16.419	17.515	1
	12/31/2015	17.515	16.651	1
	12/31/2016	16.651	19.440	10
	12/31/2017	19.440	22.000	8
	12/31/2018	22.000	19.047	6
	12/31/2019	19.047	23.308	5
	12/31/2020	23.308	26.073	10
2.40%
	12/31/2011	11.594	11.057	0
	12/31/2012	11.057	12.652	0
	12/31/2013	12.652	16.392	0
	12/31/2014	16.392	17.477	0
	12/31/2015	17.477	16.607	1
	12/31/2016	16.607	19.379	2
	12/31/2017	19.379	21.919	2
	12/31/2018	21.919	18.969	2
	12/31/2019	18.969	23.200	1
	12/31/2020	23.200	25.939	1
2.45%
	12/31/2011	11.592	11.050	0
	12/31/2012	11.050	12.637	0
	12/31/2013	12.637	16.365	1
	12/31/2014	16.365	17.440	0
	12/31/2015	17.440	16.563	0
	12/31/2016	16.563	19.318	11
	12/31/2017	19.318	21.840	8
	12/31/2018	21.840	18.890	7
	12/31/2019	18.890	23.092	6
	12/31/2020	23.092	25.805	1
2.50%
	12/31/2011	11.591	11.043	0
	12/31/2012	11.043	12.623	0
	12/31/2013	12.623	16.338	0
	12/31/2014	16.338	17.403	1
	12/31/2015	17.403	16.519	1
	12/31/2016	16.519	19.257	0
	12/31/2017	19.257	21.760	0
	12/31/2018	21.760	18.812	0
	12/31/2019	18.812	22.985	0
	12/31/2020	22.985	25.673	0
2.55%
	12/31/2011	11.589	11.036	0
	12/31/2012	11.036	12.608	0
	12/31/2013	12.608	16.311	0
	12/31/2014	16.311	17.365	0
	12/31/2015	17.365	16.476	0
	12/31/2016	16.476	19.196	2
	12/31/2017	19.196	21.681	1
	12/31/2018	21.681	18.734	1
	12/31/2019	18.734	22.878	1
	12/31/2020	22.878	25.541	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	11.587	11.029	0
	12/31/2012	11.029	12.594	3
	12/31/2013	12.594	14.875	4
	12/31/2014	14.875	15.828	7
	12/31/2015	15.828	15.010	6
	12/31/2016	15.010	17.480	37
	12/31/2017	17.480	19.733	41
	12/31/2018	19.733	17.042	35
	12/31/2019	17.042	20.802	31
	12/31/2020	20.802	23.211	32
2.65%
	12/31/2011	11.586	11.022	0
	12/31/2012	11.022	12.579	1
	12/31/2013	12.579	16.258	1
	12/31/2014	16.258	17.291	1
	12/31/2015	17.291	16.389	1
	12/31/2016	16.389	19.076	1
	12/31/2017	19.076	21.524	1
	12/31/2018	21.524	18.579	1
	12/31/2019	18.579	22.667	2
	12/31/2020	22.667	25.279	3
2.70%
	12/31/2011	11.584	11.015	0
	12/31/2012	11.015	12.565	0
	12/31/2013	12.565	16.231	0
	12/31/2014	16.231	17.254	0
	12/31/2015	17.254	16.345	0
	12/31/2016	16.345	19.016	1
	12/31/2017	19.016	21.445	1
	12/31/2018	21.445	18.502	1
	12/31/2019	18.502	22.562	2
	12/31/2020	22.562	25.149	1
2.75%
	12/31/2011	11.582	11.007	2
	12/31/2012	11.007	12.551	2
	12/31/2013	12.551	14.793	1
	12/31/2014	14.793	15.718	1
	12/31/2015	15.718	14.883	1
	12/31/2016	14.883	17.306	18
	12/31/2017	17.306	19.507	16
	12/31/2018	19.507	16.821	9
	12/31/2019	16.821	20.502	9
	12/31/2020	20.502	22.842	7
2.80%
	12/31/2011	11.581	11.000	0
	12/31/2012	11.000	12.536	0
	12/31/2013	12.536	16.178	0
	12/31/2014	16.178	17.180	0
	12/31/2015	17.180	16.259	0
	12/31/2016	16.259	17.248	1
	12/31/2017	17.248	19.432	1
	12/31/2018	19.432	16.749	1
	12/31/2019	16.749	20.403	1
	12/31/2020	20.403	22.720	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	11.579	10.993	0
	12/31/2012	10.993	12.522	0
	12/31/2013	12.522	14.739	0
	12/31/2014	14.739	15.644	0
	12/31/2015	15.644	14.799	0
	12/31/2016	14.799	17.191	9
	12/31/2017	17.191	19.358	10
	12/31/2018	19.358	16.676	10
	12/31/2019	16.676	20.304	10
	12/31/2020	20.304	22.599	10
2.90%
	12/31/2011	11.577	10.986	0
	12/31/2012	10.986	12.507	0
	12/31/2013	12.507	14.712	0
	12/31/2014	14.712	15.608	0
	12/31/2015	15.608	14.757	0
	12/31/2016	14.757	17.133	16
	12/31/2017	17.133	19.284	12
	12/31/2018	19.284	16.604	12
	12/31/2019	16.604	20.206	11
	12/31/2020	20.206	22.479	9
2.95%
	12/31/2013	N/A	14.685	0
	12/31/2014	14.685	15.571	0
	12/31/2015	15.571	14.715	0
	12/31/2016	14.715	17.076	0
	12/31/2017	17.076	19.210	0
	12/31/2018	19.210	16.532	0
	12/31/2019	16.532	20.109	0
	12/31/2020	20.109	22.359	0
3.00%
	12/31/2011	11.574	10.972	0
	12/31/2012	10.972	12.479	0
	12/31/2013	12.479	14.658	0
	12/31/2014	14.658	15.535	0
	12/31/2015	15.535	14.673	0
	12/31/2016	14.673	17.019	11
	12/31/2017	17.019	19.136	11
	12/31/2018	19.136	16.460	9
	12/31/2019	16.460	20.011	8
	12/31/2020	20.011	22.240	7
3.05%
	12/31/2011	11.572	10.965	0
	12/31/2012	10.965	12.464	0
	12/31/2013	12.464	14.631	0
	12/31/2014	14.631	15.499	0
	12/31/2015	15.499	14.631	0
	12/31/2016	14.631	16.963	1
	12/31/2017	16.963	19.063	1
	12/31/2018	19.063	16.389	8
	12/31/2019	16.389	19.915	7
	12/31/2020	19.915	22.121	7

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	14.604	0
	12/31/2014	14.604	15.463	5
	12/31/2015	15.463	14.590	5
	12/31/2016	14.590	16.906	12
	12/31/2017	16.906	18.990	13
	12/31/2018	18.990	16.318	17
	12/31/2019	16.318	19.819	17
	12/31/2020	19.819	22.003	16
3.15%
	12/31/2011	11.569	10.951	0
	12/31/2012	10.951	12.436	0
	12/31/2013	12.436	14.577	0
	12/31/2014	14.577	15.426	0
	12/31/2015	15.426	14.549	0
	12/31/2016	14.549	16.850	7
	12/31/2017	16.850	18.917	7
	12/31/2018	18.917	16.247	6
	12/31/2019	16.247	19.723	6
	12/31/2020	19.723	21.886	4
3.20%
	12/31/2013	N/A	21.328	0
	12/31/2014	21.328	22.558	0
	12/31/2015	22.558	21.264	0
	12/31/2016	21.264	24.615	0
	12/31/2017	24.615	27.621	3
	12/31/2018	27.621	23.711	3
	12/31/2019	23.711	28.769	2
	12/31/2020	28.769	31.909	2
3.25%
	12/31/2013	N/A	21.277	0
	12/31/2014	21.277	22.494	0
	12/31/2015	22.494	21.193	0
	12/31/2016	21.193	24.520	4
	12/31/2017	24.520	27.501	4
	12/31/2018	27.501	23.596	2
	12/31/2019	23.596	28.615	1
	12/31/2020	28.615	31.722	1
3.30%
	12/31/2013	N/A	21.227	0
	12/31/2014	21.227	22.430	0
	12/31/2015	22.430	21.122	0
	12/31/2016	21.122	24.426	3
	12/31/2017	24.426	27.382	0
	12/31/2018	27.382	23.482	0
	12/31/2019	23.482	28.463	0
	12/31/2020	28.463	31.537	0
3.40%
	12/31/2013	N/A	21.128	0
	12/31/2014	21.128	22.302	0
	12/31/2015	22.302	20.981	2
	12/31/2016	20.981	24.238	3
	12/31/2017	24.238	27.144	3
	12/31/2018	27.144	23.255	3
	12/31/2019	23.255	28.159	4
	12/31/2020	28.159	31.170	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.45%
	12/31/2013	N/A	21.078	0
	12/31/2014	21.078	22.239	0
	12/31/2015	22.239	20.910	0
	12/31/2016	20.910	24.145	0
	12/31/2017	24.145	27.026	0
	12/31/2018	27.026	23.142	0
	12/31/2019	23.142	28.009	0
	12/31/2020	28.009	30.987	0
3.55%
	12/31/2013	N/A	20.979	0
	12/31/2014	20.979	22.112	0
	12/31/2015	22.112	20.770	0
	12/31/2016	20.770	23.960	5
	12/31/2017	23.960	26.792	2
	12/31/2018	26.792	22.919	2
	12/31/2019	22.919	27.710	2
	12/31/2020	27.710	30.626	2
AZL Moderate Index Strategy Fund
1.65%
	12/31/2011	12.637	12.160	220
	12/31/2012	12.160	13.384	234
	12/31/2013	13.384	16.412	283
	12/31/2014	16.412	17.516	364
	12/31/2015	17.516	16.804	342
	12/31/2016	16.804	18.002	432
	12/31/2017	18.002	20.063	394
	12/31/2018	20.063	18.712	392
	12/31/2019	18.712	21.963	360
	12/31/2020	21.963	24.376	318
1.70%
	12/31/2011	12.595	12.113	323
	12/31/2012	12.113	13.326	340
	12/31/2013	13.326	16.333	337
	12/31/2014	16.333	17.423	326
	12/31/2015	17.423	16.706	374
	12/31/2016	16.706	17.888	264
	12/31/2017	17.888	19.926	231
	12/31/2018	19.926	18.575	181
	12/31/2019	18.575	21.791	139
	12/31/2020	21.791	24.174	112
1.75%
	12/31/2011	12.543	12.057	4
	12/31/2012	12.057	13.258	2
	12/31/2013	13.258	16.241	2
	12/31/2014	16.241	17.316	7
	12/31/2015	17.316	16.596	9
	12/31/2016	16.596	17.761	11
	12/31/2017	17.761	19.775	5
	12/31/2018	19.775	18.425	5
	12/31/2019	18.425	21.604	4
	12/31/2020	21.604	23.954	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2011	12.511	12.021	32
	12/31/2012	12.021	13.211	32
	12/31/2013	13.211	16.176	22
	12/31/2014	16.176	17.238	29
	12/31/2015	17.238	16.513	16
	12/31/2016	16.513	17.663	4
	12/31/2017	17.663	19.656	3
	12/31/2018	19.656	18.305	2
	12/31/2019	18.305	21.453	2
	12/31/2020	21.453	23.774	2
1.90%
	12/31/2011	12.428	11.929	103
	12/31/2012	11.929	13.097	98
	12/31/2013	13.097	16.020	163
	12/31/2014	16.020	17.055	168
	12/31/2015	17.055	16.321	277
	12/31/2016	16.321	17.440	126
	12/31/2017	17.440	19.389	131
	12/31/2018	19.389	18.038	79
	12/31/2019	18.038	21.118	82
	12/31/2020	21.118	23.380	73
1.95%
	12/31/2011	12.387	11.883	94
	12/31/2012	11.883	13.040	105
	12/31/2013	13.040	15.943	159
	12/31/2014	15.943	16.964	164
	12/31/2015	16.964	16.226	208
	12/31/2016	16.226	17.330	225
	12/31/2017	17.330	19.257	203
	12/31/2018	19.257	17.906	186
	12/31/2019	17.906	20.953	174
	12/31/2020	20.953	23.186	205
2.05%
	12/31/2011	12.305	11.793	15
	12/31/2012	11.793	12.928	12
	12/31/2013	12.928	15.790	14
	12/31/2014	15.790	16.784	12
	12/31/2015	16.784	16.038	7
	12/31/2016	16.038	17.112	4
	12/31/2017	17.112	18.996	1
	12/31/2018	18.996	17.645	1
	12/31/2019	17.645	20.628	1
	12/31/2020	20.628	22.803	1
2.10%
	12/31/2011	12.263	11.747	86
	12/31/2012	11.747	12.872	65
	12/31/2013	12.872	15.713	47
	12/31/2014	15.713	16.694	20
	12/31/2015	16.694	15.944	12
	12/31/2016	15.944	17.003	10
	12/31/2017	17.003	18.866	10
	12/31/2018	18.866	17.516	9
	12/31/2019	17.516	20.466	6
	12/31/2020	20.466	22.613	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2011	12.223	11.703	1
	12/31/2012	11.703	12.816	1
	12/31/2013	12.816	15.638	1
	12/31/2014	15.638	16.606	1
	12/31/2015	16.606	15.852	1
	12/31/2016	15.852	16.897	1
	12/31/2017	16.897	18.738	0
	12/31/2018	18.738	17.388	0
	12/31/2019	17.388	20.307	0
	12/31/2020	20.307	22.426	0
2.20%
	12/31/2011	12.059	11.540	10
	12/31/2012	11.540	12.632	10
	12/31/2013	12.632	15.405	9
	12/31/2014	15.405	16.350	2
	12/31/2015	16.350	15.600	2
	12/31/2016	15.600	16.620	0
	12/31/2017	16.620	18.422	0
	12/31/2018	18.422	17.086	0
	12/31/2019	17.086	19.945	0
	12/31/2020	19.945	22.014	0
2.25%
	12/31/2011	12.141	11.613	12
	12/31/2012	11.613	12.705	11
	12/31/2013	12.705	15.487	10
	12/31/2014	15.487	16.429	5
	12/31/2015	16.429	15.667	9
	12/31/2016	15.667	16.683	8
	12/31/2017	16.683	18.482	8
	12/31/2018	18.482	17.134	4
	12/31/2019	17.134	19.991	4
	12/31/2020	19.991	22.054	1
2.30%
	12/31/2011	12.101	11.568	1
	12/31/2012	11.568	12.650	1
	12/31/2013	12.650	15.412	1
	12/31/2014	15.412	16.341	1
	12/31/2015	16.341	15.576	1
	12/31/2016	15.576	16.578	1
	12/31/2017	16.578	18.357	1
	12/31/2018	18.357	17.009	1
	12/31/2019	17.009	19.834	0
	12/31/2020	19.834	21.871	0
2.35%
	12/31/2011	12.060	11.524	189
	12/31/2012	11.524	12.595	175
	12/31/2013	12.595	15.337	33
	12/31/2014	15.337	16.254	28
	12/31/2015	16.254	15.485	24
	12/31/2016	15.485	16.473	24
	12/31/2017	16.473	18.231	26
	12/31/2018	18.231	16.885	25
	12/31/2019	16.885	19.679	18
	12/31/2020	19.679	21.689	21

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2011	12.020	11.480	25
	12/31/2012	11.480	12.541	22
	12/31/2013	12.541	15.263	11
	12/31/2014	15.263	16.168	5
	12/31/2015	16.168	15.395	5
	12/31/2016	15.395	16.369	3
	12/31/2017	16.369	18.107	2
	12/31/2018	18.107	16.761	2
	12/31/2019	16.761	19.526	1
	12/31/2020	19.526	21.509	1
2.45%
	12/31/2011	11.980	11.436	1
	12/31/2012	11.436	12.487	1
	12/31/2013	12.487	15.190	14
	12/31/2014	15.190	16.082	9
	12/31/2015	16.082	15.305	8
	12/31/2016	15.305	16.265	8
	12/31/2017	16.265	17.984	9
	12/31/2018	17.984	16.638	8
	12/31/2019	16.638	19.373	7
	12/31/2020	19.373	21.330	0
2.50%
	12/31/2011	11.940	11.392	23
	12/31/2012	11.392	12.432	26
	12/31/2013	12.432	15.116	9
	12/31/2014	15.116	15.996	5
	12/31/2015	15.996	15.216	17
	12/31/2016	15.216	16.163	11
	12/31/2017	16.163	17.861	11
	12/31/2018	17.861	16.517	10
	12/31/2019	16.517	19.222	9
	12/31/2020	19.222	21.153	7
2.55%
	12/31/2011	11.900	11.349	7
	12/31/2012	11.349	12.379	6
	12/31/2013	12.379	15.043	3
	12/31/2014	15.043	15.911	4
	12/31/2015	15.911	15.128	1
	12/31/2016	15.128	16.061	0
	12/31/2017	16.061	17.740	0
	12/31/2018	17.740	16.396	0
	12/31/2019	16.396	19.072	0
	12/31/2020	19.072	20.977	0
2.60%
	12/31/2011	11.861	11.305	17
	12/31/2012	11.305	12.325	16
	12/31/2013	12.325	14.971	27
	12/31/2014	14.971	15.826	39
	12/31/2015	15.826	15.040	50
	12/31/2016	15.040	15.959	47
	12/31/2017	15.959	17.619	43
	12/31/2018	17.619	16.276	31
	12/31/2019	16.276	18.923	29
	12/31/2020	18.923	20.803	24

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2011	11.821	11.262	47
	12/31/2012	11.262	12.272	34
	12/31/2013	12.272	14.899	23
	12/31/2014	14.899	15.742	16
	12/31/2015	15.742	14.952	17
	12/31/2016	14.952	15.858	15
	12/31/2017	15.858	17.499	14
	12/31/2018	17.499	16.157	7
	12/31/2019	16.157	18.775	8
	12/31/2020	18.775	20.630	9
2.70%
	12/31/2011	11.782	11.219	0
	12/31/2012	11.219	12.219	0
	12/31/2013	12.219	14.827	0
	12/31/2014	14.827	15.658	12
	12/31/2015	15.658	14.865	0
	12/31/2016	14.865	15.758	0
	12/31/2017	15.758	17.379	0
	12/31/2018	17.379	16.039	4
	12/31/2019	16.039	18.628	0
	12/31/2020	18.628	20.459	0
2.75%
	12/31/2011	11.742	11.176	8
	12/31/2012	11.176	12.166	8
	12/31/2013	12.166	14.755	21
	12/31/2014	14.755	15.575	22
	12/31/2015	15.575	14.778	22
	12/31/2016	14.778	15.658	21
	12/31/2017	15.658	17.261	16
	12/31/2018	17.261	15.922	7
	12/31/2019	15.922	18.483	7
	12/31/2020	18.483	20.289	9
2.80%
	12/31/2011	11.703	11.133	16
	12/31/2012	11.133	12.113	9
	12/31/2013	12.113	14.684	6
	12/31/2014	14.684	15.492	7
	12/31/2015	15.492	14.692	9
	12/31/2016	14.692	15.559	12
	12/31/2017	15.559	17.143	10
	12/31/2018	17.143	15.805	4
	12/31/2019	15.805	18.339	4
	12/31/2020	18.339	20.120	4
2.85%
	12/31/2011	11.664	11.090	23
	12/31/2012	11.090	12.061	21
	12/31/2013	12.061	14.613	23
	12/31/2014	14.613	15.409	36
	12/31/2015	15.409	14.607	34
	12/31/2016	14.607	15.461	34
	12/31/2017	15.461	17.026	27
	12/31/2018	17.026	15.689	20
	12/31/2019	15.689	18.195	19
	12/31/2020	18.195	19.953	18

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2011	11.509	10.937	30
	12/31/2012	10.937	11.888	31
	12/31/2013	11.888	14.396	33
	12/31/2014	14.396	15.173	43
	12/31/2015	15.173	14.376	49
	12/31/2016	14.376	15.209	31
	12/31/2017	15.209	16.740	28
	12/31/2018	16.740	15.418	27
	12/31/2019	15.418	17.872	28
	12/31/2020	17.872	19.589	26
2.95%
	12/31/2013	N/A	14.472	0
	12/31/2014	14.472	15.246	0
	12/31/2015	15.246	14.437	0
	12/31/2016	14.437	15.266	0
	12/31/2017	15.266	16.795	0
	12/31/2018	16.795	15.461	0
	12/31/2019	15.461	17.912	0
	12/31/2020	17.912	19.623	0
3.00%
	12/31/2011	11.549	10.964	18
	12/31/2012	10.964	11.906	17
	12/31/2013	11.906	14.404	10
	12/31/2014	14.404	15.166	14
	12/31/2015	15.166	14.354	21
	12/31/2016	14.354	15.171	8
	12/31/2017	15.171	16.682	7
	12/31/2018	16.682	15.349	7
	12/31/2019	15.349	17.774	10
	12/31/2020	17.774	19.462	11
3.05%
	12/31/2011	11.394	10.812	24
	12/31/2012	10.812	11.734	19
	12/31/2013	11.734	14.189	12
	12/31/2014	14.189	14.932	8
	12/31/2015	14.932	14.126	14
	12/31/2016	14.126	14.923	0
	12/31/2017	14.923	16.401	0
	12/31/2018	16.401	15.082	10
	12/31/2019	15.082	17.456	9
	12/31/2020	17.456	19.105	9
3.10%
	12/31/2013	N/A	14.264	0
	12/31/2014	14.264	15.004	2
	12/31/2015	15.004	14.187	2
	12/31/2016	14.187	14.979	2
	12/31/2017	14.979	16.455	2
	12/31/2018	16.455	15.125	2
	12/31/2019	15.125	17.496	2
	12/31/2020	17.496	19.139	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2011	11.434	10.839	4
	12/31/2012	10.839	11.752	4
	12/31/2013	11.752	14.195	5
	12/31/2014	14.195	14.924	14
	12/31/2015	14.924	14.104	15
	12/31/2016	14.104	14.885	13
	12/31/2017	14.885	16.343	13
	12/31/2018	16.343	15.014	12
	12/31/2019	15.014	17.360	12
	12/31/2020	17.360	18.980	10
3.20%
	12/31/2013	N/A	14.537	0
	12/31/2014	14.537	15.276	0
	12/31/2015	15.276	14.430	0
	12/31/2016	14.430	15.220	2
	12/31/2017	15.220	16.703	2
	12/31/2018	16.703	15.337	2
	12/31/2019	15.337	17.725	2
	12/31/2020	17.725	19.369	2
3.25%
	12/31/2013	N/A	14.467	1
	12/31/2014	14.467	15.195	3
	12/31/2015	15.195	14.346	2
	12/31/2016	14.346	15.124	1
	12/31/2017	15.124	16.589	1
	12/31/2018	16.589	15.225	1
	12/31/2019	15.225	17.586	1
	12/31/2020	17.586	19.208	0
3.30%
	12/31/2011	11.320	10.715	7
	12/31/2012	10.715	11.600	6
	12/31/2013	11.600	13.992	1
	12/31/2014	13.992	14.688	3
	12/31/2015	14.688	13.860	4
	12/31/2016	13.860	14.605	1
	12/31/2017	14.605	16.012	3
	12/31/2018	16.012	14.688	3
	12/31/2019	14.688	16.957	3
	12/31/2020	16.957	18.512	3
3.40%
	12/31/2013	N/A	14.258	2
	12/31/2014	14.258	14.953	9
	12/31/2015	14.953	14.096	14
	12/31/2016	14.096	14.839	10
	12/31/2017	14.839	16.252	6
	12/31/2018	16.252	14.893	4
	12/31/2019	14.893	17.177	4
	12/31/2020	17.177	18.733	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.45%
	12/31/2013	N/A	14.190	0
	12/31/2014	14.190	14.873	0
	12/31/2015	14.873	14.014	0
	12/31/2016	14.014	14.745	0
	12/31/2017	14.745	16.141	0
	12/31/2018	16.141	14.784	0
	12/31/2019	14.784	17.043	0
	12/31/2020	17.043	18.577	0
3.55%
	12/31/2013	N/A	14.053	1
	12/31/2014	14.053	14.715	3
	12/31/2015	14.715	13.852	11
	12/31/2016	13.852	14.559	0
	12/31/2017	14.559	15.922	0
	12/31/2018	15.922	14.569	0
	12/31/2019	14.569	16.778	0
	12/31/2020	16.778	18.270	0
AZL MSCI Emerging Markets Equity Index Fund
1.65%
	12/31/2011	11.846	9.640	21
	12/31/2012	9.640	11.476	22
	12/31/2013	11.476	11.052	19
	12/31/2014	11.052	10.303	15
	12/31/2015	10.303	8.829	11
	12/31/2016	8.829	9.544	8
	12/31/2017	9.544	12.826	6
	12/31/2018	12.826	10.665	5
	12/31/2019	10.665	12.293	5
	12/31/2020	12.293	14.136	4
1.70%
	12/31/2011	11.818	9.612	41
	12/31/2012	9.612	11.438	40
	12/31/2013	11.438	11.009	34
	12/31/2014	11.009	10.259	29
	12/31/2015	10.259	8.786	24
	12/31/2016	8.786	9.493	21
	12/31/2017	9.493	12.751	18
	12/31/2018	12.751	10.597	17
	12/31/2019	10.597	12.209	15
	12/31/2020	12.209	14.033	13
1.75%
	12/31/2011	11.791	9.585	3
	12/31/2012	9.585	11.400	3
	12/31/2013	11.400	10.967	2
	12/31/2014	10.967	10.214	2
	12/31/2015	10.214	8.744	2
	12/31/2016	8.744	9.442	2
	12/31/2017	9.442	12.677	2
	12/31/2018	12.677	10.530	0
	12/31/2019	10.530	12.126	0
	12/31/2020	12.126	13.930	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2011	11.763	9.558	26
	12/31/2012	9.558	11.362	17
	12/31/2013	11.362	10.925	24
	12/31/2014	10.925	10.170	13
	12/31/2015	10.170	8.702	15
	12/31/2016	8.702	9.392	10
	12/31/2017	9.392	12.604	8
	12/31/2018	12.604	10.464	7
	12/31/2019	10.464	12.043	5
	12/31/2020	12.043	13.829	5
1.90%
	12/31/2011	11.708	9.504	9
	12/31/2012	9.504	11.286	10
	12/31/2013	11.286	10.841	8
	12/31/2014	10.841	10.082	6
	12/31/2015	10.082	8.618	5
	12/31/2016	8.618	9.292	3
	12/31/2017	9.292	12.457	4
	12/31/2018	12.457	10.332	4
	12/31/2019	10.332	11.879	4
	12/31/2020	11.879	13.627	1
1.95%
	12/31/2011	11.681	9.477	27
	12/31/2012	9.477	11.249	28
	12/31/2013	11.249	10.800	22
	12/31/2014	10.800	10.039	19
	12/31/2015	10.039	8.576	17
	12/31/2016	8.576	9.243	12
	12/31/2017	9.243	12.385	7
	12/31/2018	12.385	10.266	7
	12/31/2019	10.266	11.798	6
	12/31/2020	11.798	13.527	5
2.05%
	12/31/2011	11.627	9.424	4
	12/31/2012	9.424	11.174	3
	12/31/2013	11.174	10.717	3
	12/31/2014	10.717	9.952	2
	12/31/2015	9.952	8.494	2
	12/31/2016	8.494	9.145	1
	12/31/2017	9.145	12.241	1
	12/31/2018	12.241	10.137	1
	12/31/2019	10.137	11.638	0
	12/31/2020	11.638	13.330	0
2.10%
	12/31/2011	11.599	9.397	39
	12/31/2012	9.397	11.136	40
	12/31/2013	11.136	10.676	43
	12/31/2014	10.676	9.909	31
	12/31/2015	9.909	8.453	31
	12/31/2016	8.453	9.096	21
	12/31/2017	9.096	12.169	18
	12/31/2018	12.169	10.073	17
	12/31/2019	10.073	11.559	17
	12/31/2020	11.559	13.232	9

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2011	11.573	9.370	0
	12/31/2012	9.370	11.100	0
	12/31/2013	11.100	10.635	0
	12/31/2014	10.635	9.866	0
	12/31/2015	9.866	8.412	0
	12/31/2016	8.412	9.048	0
	12/31/2017	9.048	12.099	0
	12/31/2018	12.099	10.010	0
	12/31/2019	10.010	11.480	0
	12/31/2020	11.480	13.136	0
2.20%
	12/31/2011	11.497	9.305	2
	12/31/2012	9.305	11.016	1
	12/31/2013	11.016	10.550	1
	12/31/2014	10.550	9.782	1
	12/31/2015	9.782	8.336	1
	12/31/2016	8.336	8.962	1
	12/31/2017	8.962	11.978	1
	12/31/2018	11.978	9.905	1
	12/31/2019	9.905	11.354	0
	12/31/2020	11.354	12.985	0
2.25%
	12/31/2011	11.518	9.317	31
	12/31/2012	9.317	11.025	28
	12/31/2013	11.025	10.554	18
	12/31/2014	10.554	9.780	13
	12/31/2015	9.780	8.331	11
	12/31/2016	8.331	8.951	9
	12/31/2017	8.951	11.958	8
	12/31/2018	11.958	9.883	7
	12/31/2019	9.883	11.324	2
	12/31/2020	11.324	12.944	1
2.30%
	12/31/2011	11.491	9.290	6
	12/31/2012	9.290	10.989	3
	12/31/2013	10.989	10.513	3
	12/31/2014	10.513	9.738	2
	12/31/2015	9.738	8.290	2
	12/31/2016	8.290	8.903	2
	12/31/2017	8.903	11.888	1
	12/31/2018	11.888	9.821	1
	12/31/2019	9.821	11.247	1
	12/31/2020	11.247	12.849	1
2.35%
	12/31/2011	11.464	9.264	26
	12/31/2012	9.264	10.952	20
	12/31/2013	10.952	10.473	16
	12/31/2014	10.473	9.696	14
	12/31/2015	9.696	8.250	15
	12/31/2016	8.250	8.856	10
	12/31/2017	8.856	11.819	8
	12/31/2018	11.819	9.758	4
	12/31/2019	9.758	11.170	4
	12/31/2020	11.170	12.755	5

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2011	11.437	9.238	9
	12/31/2012	9.238	10.915	6
	12/31/2013	10.915	10.433	6
	12/31/2014	10.433	9.654	3
	12/31/2015	9.654	8.211	3
	12/31/2016	8.211	8.809	3
	12/31/2017	8.809	11.750	2
	12/31/2018	11.750	9.697	2
	12/31/2019	9.697	11.094	2
	12/31/2020	11.094	12.662	2
2.45%
	12/31/2011	11.411	9.212	2
	12/31/2012	9.212	10.879	3
	12/31/2013	10.879	10.393	5
	12/31/2014	10.393	9.612	3
	12/31/2015	9.612	8.171	4
	12/31/2016	8.171	8.762	4
	12/31/2017	8.762	11.682	2
	12/31/2018	11.682	9.635	2
	12/31/2019	9.635	11.018	2
	12/31/2020	11.018	12.569	0
2.50%
	12/31/2011	11.384	9.186	5
	12/31/2012	9.186	10.843	6
	12/31/2013	10.843	10.353	4
	12/31/2014	10.353	9.570	2
	12/31/2015	9.570	8.131	1
	12/31/2016	8.131	8.715	1
	12/31/2017	8.715	11.614	0
	12/31/2018	11.614	9.575	1
	12/31/2019	9.575	10.943	0
	12/31/2020	10.943	12.477	0
2.55%
	12/31/2011	11.357	9.160	0
	12/31/2012	9.160	10.806	0
	12/31/2013	10.806	10.313	0
	12/31/2014	10.313	9.529	0
	12/31/2015	9.529	8.092	0
	12/31/2016	8.092	8.669	0
	12/31/2017	8.669	11.546	0
	12/31/2018	11.546	9.514	0
	12/31/2019	9.514	10.868	0
	12/31/2020	10.868	12.386	0
2.60%
	12/31/2011	11.331	9.134	16
	12/31/2012	9.134	10.770	18
	12/31/2013	10.770	10.274	8
	12/31/2014	10.274	9.488	13
	12/31/2015	9.488	8.053	16
	12/31/2016	8.053	8.623	15
	12/31/2017	8.623	11.479	10
	12/31/2018	11.479	9.454	10
	12/31/2019	9.454	10.794	8
	12/31/2020	10.794	12.295	13

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2011	11.304	9.108	3
	12/31/2012	9.108	10.734	2
	12/31/2013	10.734	10.234	2
	12/31/2014	10.234	9.447	1
	12/31/2015	9.447	8.014	0
	12/31/2016	8.014	8.577	0
	12/31/2017	8.577	11.412	0
	12/31/2018	11.412	9.394	0
	12/31/2019	9.394	10.720	0
	12/31/2020	10.720	12.205	0
2.70%
	12/31/2011	11.278	9.082	4
	12/31/2012	9.082	10.699	4
	12/31/2013	10.699	10.195	5
	12/31/2014	10.195	9.406	3
	12/31/2015	9.406	7.975	3
	12/31/2016	7.975	8.531	3
	12/31/2017	8.531	11.346	2
	12/31/2018	11.346	9.335	3
	12/31/2019	9.335	10.647	3
	12/31/2020	10.647	12.116	2
2.75%
	12/31/2011	11.252	9.056	9
	12/31/2012	9.056	10.663	11
	12/31/2013	10.663	10.156	12
	12/31/2014	10.156	9.365	12
	12/31/2015	9.365	7.937	10
	12/31/2016	7.937	8.485	9
	12/31/2017	8.485	11.280	8
	12/31/2018	11.280	9.276	6
	12/31/2019	9.276	10.575	8
	12/31/2020	10.575	12.027	7
2.80%
	12/31/2011	11.225	9.030	15
	12/31/2012	9.030	10.627	15
	12/31/2013	10.627	10.117	15
	12/31/2014	10.117	9.324	13
	12/31/2015	9.324	7.899	13
	12/31/2016	7.899	8.440	12
	12/31/2017	8.440	11.214	10
	12/31/2018	11.214	9.217	5
	12/31/2019	9.217	10.503	5
	12/31/2020	10.503	11.939	5
2.85%
	12/31/2011	11.199	9.005	7
	12/31/2012	9.005	10.592	3
	12/31/2013	10.592	10.078	1
	12/31/2014	10.078	9.284	4
	12/31/2015	9.284	7.860	5
	12/31/2016	7.860	8.395	4
	12/31/2017	8.395	11.149	5
	12/31/2018	11.149	9.159	9
	12/31/2019	9.159	10.431	8
	12/31/2020	10.431	11.852	7

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2011	11.127	8.942	14
	12/31/2012	8.942	10.513	14
	12/31/2013	10.513	9.998	19
	12/31/2014	9.998	9.206	13
	12/31/2015	9.206	7.790	14
	12/31/2016	7.790	8.316	13
	12/31/2017	8.316	11.038	9
	12/31/2018	11.038	9.063	11
	12/31/2019	9.063	10.317	9
	12/31/2020	10.317	11.717	5
2.95%
	12/31/2013	N/A	10.001	0
	12/31/2014	10.001	9.204	0
	12/31/2015	9.204	7.785	0
	12/31/2016	7.785	8.306	0
	12/31/2017	8.306	11.019	0
	12/31/2018	11.019	9.043	0
	12/31/2019	9.043	10.289	0
	12/31/2020	10.289	11.679	0
3.00%
	12/31/2011	11.122	8.929	1
	12/31/2012	8.929	10.487	1
	12/31/2013	10.487	9.964	3
	12/31/2014	9.964	9.165	6
	12/31/2015	9.165	7.748	7
	12/31/2016	7.748	8.263	6
	12/31/2017	8.263	10.956	6
	12/31/2018	10.956	8.987	4
	12/31/2019	8.987	10.220	4
	12/31/2020	10.220	11.595	4
3.05%
	12/31/2011	11.049	8.867	12
	12/31/2012	8.867	10.408	12
	12/31/2013	10.408	9.884	4
	12/31/2014	9.884	9.087	1
	12/31/2015	9.087	7.678	1
	12/31/2016	7.678	8.184	1
	12/31/2017	8.184	10.847	1
	12/31/2018	10.847	8.893	4
	12/31/2019	8.893	10.108	4
	12/31/2020	10.108	11.462	3
3.10%
	12/31/2013	N/A	9.887	6
	12/31/2014	9.887	9.085	15
	12/31/2015	9.085	7.673	16
	12/31/2016	7.673	8.174	16
	12/31/2017	8.174	10.828	18
	12/31/2018	10.828	8.873	21
	12/31/2019	8.873	10.080	20
	12/31/2020	10.080	11.425	19

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2011	11.044	8.854	0
	12/31/2012	8.854	10.383	0
	12/31/2013	10.383	9.849	0
	12/31/2014	9.849	9.046	1
	12/31/2015	9.046	7.636	1
	12/31/2016	7.636	8.131	1
	12/31/2017	8.131	10.765	1
	12/31/2018	10.765	8.817	1
	12/31/2019	8.817	10.012	1
	12/31/2020	10.012	11.341	0
3.20%
	12/31/2013	N/A	10.660	0
	12/31/2014	10.660	9.785	0
	12/31/2015	9.785	8.256	0
	12/31/2016	8.256	8.787	0
	12/31/2017	8.787	11.628	8
	12/31/2018	11.628	9.519	8
	12/31/2019	9.519	10.804	8
	12/31/2020	10.804	12.232	7
3.25%
	12/31/2013	N/A	10.619	2
	12/31/2014	10.619	9.743	6
	12/31/2015	9.743	8.216	6
	12/31/2016	8.216	8.740	5
	12/31/2017	8.740	11.561	5
	12/31/2018	11.561	9.459	4
	12/31/2019	9.459	10.730	2
	12/31/2020	10.730	12.143	1
3.30%
	12/31/2011	10.967	8.779	0
	12/31/2012	8.779	10.279	0
	12/31/2013	10.279	9.737	0
	12/31/2014	9.737	8.929	12
	12/31/2015	8.929	7.526	12
	12/31/2016	7.526	8.002	11
	12/31/2017	8.002	10.579	2
	12/31/2018	10.579	8.651	2
	12/31/2019	8.651	9.809	2
	12/31/2020	9.809	11.095	2
3.40%
	12/31/2013	N/A	10.497	0
	12/31/2014	10.497	9.617	2
	12/31/2015	9.617	8.098	3
	12/31/2016	8.098	8.601	2
	12/31/2017	8.601	11.360	4
	12/31/2018	11.360	9.280	5
	12/31/2019	9.280	10.512	7
	12/31/2020	10.512	11.878	7

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.45%
	12/31/2013	N/A	10.457	0
	12/31/2014	10.457	9.575	0
	12/31/2015	9.575	8.058	0
	12/31/2016	8.058	8.555	0
	12/31/2017	8.555	11.293	0
	12/31/2018	11.293	9.222	0
	12/31/2019	9.222	10.440	0
	12/31/2020	10.440	11.791	0
3.55%
	12/31/2013	N/A	10.377	0
	12/31/2014	10.377	9.492	2
	12/31/2015	9.492	7.981	2
	12/31/2016	7.981	8.464	2
	12/31/2017	8.464	11.162	2
	12/31/2018	11.162	9.105	2
	12/31/2019	9.105	10.298	2
	12/31/2020	10.298	11.619	2
AZL MSCI Global Equity Index Fund
1.65%
	12/31/2014	N/A	15.557	0
	12/31/2015	15.557	13.379	1
	12/31/2016	13.379	13.038	0
	12/31/2017	13.038	15.670	0
	12/31/2018	15.670	14.034	0
	12/31/2019	14.034	17.567	0
	12/31/2020	17.567	19.932	0
1.70%
	12/31/2014	N/A	15.513	0
	12/31/2015	15.513	13.335	0
	12/31/2016	13.335	12.988	0
	12/31/2017	12.988	15.602	10
	12/31/2018	15.602	13.966	8
	12/31/2019	13.966	17.473	0
	12/31/2020	17.473	19.816	0
1.75%
	12/31/2014	N/A	15.469	0
	12/31/2015	15.469	13.290	0
	12/31/2016	13.290	12.938	0
	12/31/2017	12.938	15.535	0
	12/31/2018	15.535	13.899	0
	12/31/2019	13.899	17.380	0
	12/31/2020	17.380	19.700	0
1.90%
	12/31/2014	N/A	15.338	0
	12/31/2015	15.338	13.158	0
	12/31/2016	13.158	12.790	0
	12/31/2017	12.790	15.334	3
	12/31/2018	15.334	13.699	4
	12/31/2019	13.699	17.104	3
	12/31/2020	17.104	19.358	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2014	N/A	15.295	0
	12/31/2015	15.295	13.114	0
	12/31/2016	13.114	12.741	0
	12/31/2017	12.741	15.267	0
	12/31/2018	15.267	13.633	3
	12/31/2019	13.633	17.013	2
	12/31/2020	17.013	19.246	0
2.05%
	12/31/2014	N/A	15.208	0
	12/31/2015	15.208	13.027	0
	12/31/2016	13.027	12.644	0
	12/31/2017	12.644	15.136	0
	12/31/2018	15.136	13.501	0
	12/31/2019	13.501	16.832	0
	12/31/2020	16.832	19.022	0
AZL MVP Balanced Index Strategy Fund
1.65%
	12/31/2012	N/A	10.676	145
	12/31/2013	10.676	11.821	158
	12/31/2014	11.821	12.335	139
	12/31/2015	12.335	12.106	136
	12/31/2016	12.106	12.695	128
	12/31/2017	12.695	13.912	98
	12/31/2018	13.912	13.075	91
	12/31/2019	13.075	15.037	71
	12/31/2020	15.037	15.674	67
1.70%
	12/31/2012	N/A	10.671	108
	12/31/2013	10.671	11.809	118
	12/31/2014	11.809	12.317	108
	12/31/2015	12.317	12.082	131
	12/31/2016	12.082	12.664	246
	12/31/2017	12.664	13.870	112
	12/31/2018	13.870	13.030	111
	12/31/2019	13.030	14.977	105
	12/31/2020	14.977	15.604	101
1.75%
	12/31/2012	N/A	10.666	20
	12/31/2013	10.666	11.797	8
	12/31/2014	11.797	12.299	2
	12/31/2015	12.299	12.058	2
	12/31/2016	12.058	12.632	2
	12/31/2017	12.632	13.829	1
	12/31/2018	13.829	12.984	1
	12/31/2019	12.984	14.917	1
	12/31/2020	14.917	15.534	1
1.80%
	12/31/2015	N/A	12.034	0
	12/31/2016	12.034	12.601	0
	12/31/2017	12.601	13.788	0
	12/31/2018	13.788	12.939	0
	12/31/2019	12.939	14.858	0
	12/31/2020	14.858	15.465	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.650	62
	12/31/2013	10.650	11.762	74
	12/31/2014	11.762	12.244	88
	12/31/2015	12.244	11.987	91
	12/31/2016	11.987	12.539	211
	12/31/2017	12.539	13.706	82
	12/31/2018	13.706	12.849	86
	12/31/2019	12.849	14.740	75
	12/31/2020	14.740	15.326	71
1.95%
	12/31/2012	N/A	10.645	66
	12/31/2013	10.645	11.751	64
	12/31/2014	11.751	12.226	65
	12/31/2015	12.226	11.963	63
	12/31/2016	11.963	12.507	82
	12/31/2017	12.507	13.665	80
	12/31/2018	13.665	12.804	76
	12/31/2019	12.804	14.681	72
	12/31/2020	14.681	15.258	81
2.05%
	12/31/2012	N/A	10.635	10
	12/31/2013	10.635	11.728	10
	12/31/2014	11.728	12.190	9
	12/31/2015	12.190	11.915	9
	12/31/2016	11.915	12.445	9
	12/31/2017	12.445	13.583	0
	12/31/2018	13.583	12.715	0
	12/31/2019	12.715	14.564	0
	12/31/2020	14.564	15.121	0
2.10%
	12/31/2015	N/A	11.892	0
	12/31/2016	11.892	12.414	0
	12/31/2017	12.414	13.543	0
	12/31/2018	13.543	12.671	0
	12/31/2019	12.671	14.506	0
	12/31/2020	14.506	15.053	0
2.15%
	12/31/2015	N/A	11.868	0
	12/31/2016	11.868	12.384	0
	12/31/2017	12.384	13.502	0
	12/31/2018	13.502	12.627	0
	12/31/2019	12.627	14.449	0
	12/31/2020	14.449	14.986	0
2.20%
	12/31/2015	N/A	11.845	0
	12/31/2016	11.845	12.353	0
	12/31/2017	12.353	13.462	0
	12/31/2018	13.462	12.583	0
	12/31/2019	12.583	14.391	0
	12/31/2020	14.391	14.919	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2015	N/A	11.821	0
	12/31/2016	11.821	12.322	0
	12/31/2017	12.322	13.422	0
	12/31/2018	13.422	12.539	0
	12/31/2019	12.539	14.334	0
	12/31/2020	14.334	14.852	0
2.30%
	12/31/2015	N/A	11.798	0
	12/31/2016	11.798	12.291	0
	12/31/2017	12.291	13.382	0
	12/31/2018	13.382	12.495	0
	12/31/2019	12.495	14.277	0
	12/31/2020	14.277	14.785	0
2.35%
	12/31/2015	N/A	11.774	0
	12/31/2016	11.774	12.261	0
	12/31/2017	12.261	13.342	0
	12/31/2018	13.342	12.452	0
	12/31/2019	12.452	14.220	0
	12/31/2020	14.220	14.719	0
2.40%
	12/31/2015	N/A	11.751	0
	12/31/2016	11.751	12.230	1
	12/31/2017	12.230	13.302	0
	12/31/2018	13.302	12.408	0
	12/31/2019	12.408	14.163	0
	12/31/2020	14.163	14.653	0
2.45%
	12/31/2015	N/A	11.727	0
	12/31/2016	11.727	12.200	2
	12/31/2017	12.200	13.263	0
	12/31/2018	13.263	12.365	0
	12/31/2019	12.365	14.107	0
	12/31/2020	14.107	14.588	1
2.50%
	12/31/2015	N/A	11.704	0
	12/31/2016	11.704	12.170	12
	12/31/2017	12.170	13.223	0
	12/31/2018	13.223	12.322	0
	12/31/2019	12.322	14.051	0
	12/31/2020	14.051	14.522	0
2.55%
	12/31/2015	N/A	11.681	0
	12/31/2016	11.681	12.139	0
	12/31/2017	12.139	13.184	0
	12/31/2018	13.184	12.279	0
	12/31/2019	12.279	13.995	0
	12/31/2020	13.995	14.457	0
2.60%
	12/31/2015	N/A	11.658	0
	12/31/2016	11.658	12.109	0
	12/31/2017	12.109	13.144	3
	12/31/2018	13.144	12.236	3
	12/31/2019	12.236	13.939	3
	12/31/2020	13.939	14.392	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2015	N/A	11.635	0
	12/31/2016	11.635	12.079	2
	12/31/2017	12.079	13.105	0
	12/31/2018	13.105	12.194	0
	12/31/2019	12.194	13.884	0
	12/31/2020	13.884	14.328	0
2.70%
	12/31/2015	N/A	11.611	0
	12/31/2016	11.611	12.049	0
	12/31/2017	12.049	13.066	0
	12/31/2018	13.066	12.151	0
	12/31/2019	12.151	13.828	0
	12/31/2020	13.828	14.264	0
2.75%
	12/31/2015	N/A	11.588	0
	12/31/2016	11.588	12.019	0
	12/31/2017	12.019	13.027	0
	12/31/2018	13.027	12.109	0
	12/31/2019	12.109	13.773	0
	12/31/2020	13.773	14.200	0
2.80%
	12/31/2015	N/A	11.565	0
	12/31/2016	11.565	11.989	0
	12/31/2017	11.989	12.988	0
	12/31/2018	12.988	12.067	0
	12/31/2019	12.067	13.718	0
	12/31/2020	13.718	14.136	0
2.85%
	12/31/2015	N/A	11.542	0
	12/31/2016	11.542	11.960	0
	12/31/2017	11.960	12.950	0
	12/31/2018	12.950	12.025	0
	12/31/2019	12.025	13.664	0
	12/31/2020	13.664	14.073	0
2.90%
	12/31/2015	N/A	11.519	0
	12/31/2016	11.519	11.930	35
	12/31/2017	11.930	12.911	0
	12/31/2018	12.911	11.983	0
	12/31/2019	11.983	13.609	0
	12/31/2020	13.609	14.010	0
2.95%
	12/31/2015	N/A	11.497	0
	12/31/2016	11.497	11.900	0
	12/31/2017	11.900	12.872	0
	12/31/2018	12.872	11.941	0
	12/31/2019	11.941	13.555	0
	12/31/2020	13.555	13.947	0
3.00%
	12/31/2015	N/A	11.474	0
	12/31/2016	11.474	11.871	2
	12/31/2017	11.871	12.834	0
	12/31/2018	12.834	11.900	0
	12/31/2019	11.900	13.501	0
	12/31/2020	13.501	13.884	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2015	N/A	11.451	0
	12/31/2016	11.451	11.841	17
	12/31/2017	11.841	12.796	0
	12/31/2018	12.796	11.858	0
	12/31/2019	11.858	13.447	0
	12/31/2020	13.447	13.822	0
3.10%
	12/31/2015	N/A	11.428	0
	12/31/2016	11.428	11.812	0
	12/31/2017	11.812	12.758	0
	12/31/2018	12.758	11.817	0
	12/31/2019	11.817	13.394	0
	12/31/2020	13.394	13.760	0
3.15%
	12/31/2015	N/A	11.406	0
	12/31/2016	11.406	11.782	2
	12/31/2017	11.782	12.720	0
	12/31/2018	12.720	11.776	0
	12/31/2019	11.776	13.341	0
	12/31/2020	13.341	13.699	0
3.20%
	12/31/2015	N/A	11.383	0
	12/31/2016	11.383	11.753	0
	12/31/2017	11.753	12.682	0
	12/31/2018	12.682	11.735	0
	12/31/2019	11.735	13.287	0
	12/31/2020	13.287	13.637	0
3.25%
	12/31/2015	N/A	11.360	0
	12/31/2016	11.360	11.724	0
	12/31/2017	11.724	12.644	0
	12/31/2018	12.644	11.694	0
	12/31/2019	11.694	13.235	0
	12/31/2020	13.235	13.576	0
3.30%
	12/31/2015	N/A	11.338	0
	12/31/2016	11.338	11.695	0
	12/31/2017	11.695	12.606	0
	12/31/2018	12.606	11.653	0
	12/31/2019	11.653	13.182	0
	12/31/2020	13.182	13.515	0
3.40%
	12/31/2015	N/A	11.293	0
	12/31/2016	11.293	11.637	0
	12/31/2017	11.637	12.531	0
	12/31/2018	12.531	11.572	0
	12/31/2019	11.572	13.077	0
	12/31/2020	13.077	13.394	0
3.45%
	12/31/2015	N/A	11.270	0
	12/31/2016	11.270	11.608	0
	12/31/2017	11.608	12.494	0
	12/31/2018	12.494	11.532	0
	12/31/2019	11.532	13.025	0
	12/31/2020	13.025	13.334	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.55%
	12/31/2015	N/A	11.226	0
	12/31/2016	11.226	11.550	14
	12/31/2017	11.550	12.419	0
	12/31/2018	12.419	11.451	0
	12/31/2019	11.451	12.922	0
	12/31/2020	12.922	13.215	0
AZL MVP DFA Multi-Strategy Fund
1.65%
	12/31/2015	N/A	9.393	0
	12/31/2016	9.393	10.075	43
	12/31/2017	10.075	11.155	50
	12/31/2018	11.155	10.289	48
	12/31/2019	10.289	11.720	46
	12/31/2020	11.720	11.963	39
1.70%
	12/31/2015	N/A	9.390	35
	12/31/2016	9.390	10.067	44
	12/31/2017	10.067	11.140	22
	12/31/2018	11.140	10.270	25
	12/31/2019	10.270	11.692	21
	12/31/2020	11.692	11.929	21
1.75%
	12/31/2015	N/A	9.386	0
	12/31/2016	9.386	10.058	0
	12/31/2017	10.058	11.125	0
	12/31/2018	11.125	10.251	0
	12/31/2019	10.251	11.665	0
	12/31/2020	11.665	11.895	0
1.90%
	12/31/2015	N/A	9.377	0
	12/31/2016	9.377	10.033	0
	12/31/2017	10.033	11.080	6
	12/31/2018	11.080	10.194	28
	12/31/2019	10.194	11.583	27
	12/31/2020	11.583	11.793	6
1.95%
	12/31/2015	N/A	9.373	0
	12/31/2016	9.373	10.025	3
	12/31/2017	10.025	11.065	3
	12/31/2018	11.065	10.175	5
	12/31/2019	10.175	11.556	5
	12/31/2020	11.556	11.760	2
2.05%
	12/31/2015	N/A	9.367	0
	12/31/2016	9.367	10.008	0
	12/31/2017	10.008	11.036	0
	12/31/2018	11.036	10.138	0
	12/31/2019	10.138	11.502	0
	12/31/2020	11.502	11.693	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.65%
	12/31/2012	N/A	10.568	27
	12/31/2013	10.568	12.244	30
	12/31/2014	12.244	12.325	55
	12/31/2015	12.325	11.370	50
	12/31/2016	11.370	11.276	48
	12/31/2017	11.276	12.304	46
	12/31/2018	12.304	11.843	45
	12/31/2019	11.843	13.542	42
	12/31/2020	13.542	14.274	39
1.70%
	12/31/2012	N/A	10.565	28
	12/31/2013	10.565	12.234	139
	12/31/2014	12.234	12.309	134
	12/31/2015	12.309	11.349	193
	12/31/2016	11.349	11.249	89
	12/31/2017	11.249	12.269	84
	12/31/2018	12.269	11.804	79
	12/31/2019	11.804	13.490	72
	12/31/2020	13.490	14.212	66
1.75%
	12/31/2012	N/A	10.561	0
	12/31/2013	10.561	12.224	0
	12/31/2014	12.224	12.292	2
	12/31/2015	12.292	11.329	2
	12/31/2016	11.329	11.223	2
	12/31/2017	11.223	12.234	2
	12/31/2018	12.234	11.764	2
	12/31/2019	11.764	13.438	2
	12/31/2020	13.438	14.150	2
1.90%
	12/31/2012	N/A	10.550	11
	12/31/2013	10.550	12.193	55
	12/31/2014	12.193	12.243	55
	12/31/2015	12.243	11.266	57
	12/31/2016	11.266	11.145	60
	12/31/2017	11.145	12.131	58
	12/31/2018	12.131	11.647	54
	12/31/2019	11.647	13.284	53
	12/31/2020	13.284	13.967	52
1.95%
	12/31/2012	N/A	10.547	0
	12/31/2013	10.547	12.183	32
	12/31/2014	12.183	12.227	63
	12/31/2015	12.227	11.245	25
	12/31/2016	11.245	11.119	19
	12/31/2017	11.119	12.096	17
	12/31/2018	12.096	11.608	7
	12/31/2019	11.608	13.233	7
	12/31/2020	13.233	13.907	6

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2012	N/A	10.539	4
	12/31/2013	10.539	12.162	3
	12/31/2014	12.162	12.194	3
	12/31/2015	12.194	11.204	3
	12/31/2016	11.204	11.067	3
	12/31/2017	11.067	12.028	3
	12/31/2018	12.028	11.531	3
	12/31/2019	11.531	13.132	2
	12/31/2020	13.132	13.786	2
AZL MVP Fusion Balanced Fund
1.65%
	12/31/2011	11.701	11.406	661
	12/31/2012	11.406	12.497	717
	12/31/2013	12.497	13.700	812
	12/31/2014	13.700	14.094	704
	12/31/2015	14.094	13.620	611
	12/31/2016	13.620	14.191	537
	12/31/2017	14.191	15.667	456
	12/31/2018	15.667	14.577	440
	12/31/2019	14.577	16.598	340
	12/31/2020	16.598	16.944	322
1.70%
	12/31/2011	11.668	11.368	166
	12/31/2012	11.368	12.449	224
	12/31/2013	12.449	13.641	477
	12/31/2014	13.641	14.026	456
	12/31/2015	14.026	13.548	420
	12/31/2016	13.548	14.109	394
	12/31/2017	14.109	15.568	341
	12/31/2018	15.568	14.478	313
	12/31/2019	14.478	16.477	286
	12/31/2020	16.477	16.811	236
1.75%
	12/31/2011	11.635	11.330	9
	12/31/2012	11.330	12.401	19
	12/31/2013	12.401	13.582	27
	12/31/2014	13.582	13.958	26
	12/31/2015	13.958	13.476	22
	12/31/2016	13.476	14.026	10
	12/31/2017	14.026	15.469	9
	12/31/2018	15.469	14.379	8
	12/31/2019	14.379	16.356	5
	12/31/2020	16.356	16.680	5
1.80%
	12/31/2011	11.602	11.293	134
	12/31/2012	11.293	12.354	110
	12/31/2013	12.354	13.523	121
	12/31/2014	13.523	13.891	120
	12/31/2015	13.891	13.404	119
	12/31/2016	13.404	13.945	108
	12/31/2017	13.945	15.372	86
	12/31/2018	15.372	14.281	77
	12/31/2019	14.281	16.237	64
	12/31/2020	16.237	16.550	54

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	11.536	11.217	561
	12/31/2012	11.217	12.259	613
	12/31/2013	12.259	13.406	711
	12/31/2014	13.406	13.757	685
	12/31/2015	13.757	13.262	667
	12/31/2016	13.262	13.783	664
	12/31/2017	13.783	15.178	627
	12/31/2018	15.178	14.087	599
	12/31/2019	14.087	16.000	544
	12/31/2020	16.000	16.292	510
1.95%
	12/31/2011	11.503	11.180	529
	12/31/2012	11.180	12.212	586
	12/31/2013	12.212	13.348	560
	12/31/2014	13.348	13.691	549
	12/31/2015	13.691	13.191	520
	12/31/2016	13.191	13.703	461
	12/31/2017	13.703	15.082	366
	12/31/2018	15.082	13.991	320
	12/31/2019	13.991	15.883	244
	12/31/2020	15.883	16.165	219
2.05%
	12/31/2011	11.439	11.106	48
	12/31/2012	11.106	12.119	46
	12/31/2013	12.119	13.233	56
	12/31/2014	13.233	13.559	43
	12/31/2015	13.559	13.051	35
	12/31/2016	13.051	13.544	23
	12/31/2017	13.544	14.893	6
	12/31/2018	14.893	13.801	5
	12/31/2019	13.801	15.652	5
	12/31/2020	15.652	15.914	5
2.10%
	12/31/2011	11.406	11.069	272
	12/31/2012	11.069	12.072	269
	12/31/2013	12.072	13.176	236
	12/31/2014	13.176	13.493	132
	12/31/2015	13.493	12.981	27
	12/31/2016	12.981	13.465	28
	12/31/2017	13.465	14.798	26
	12/31/2018	14.798	13.706	27
	12/31/2019	13.706	15.537	27
	12/31/2020	15.537	15.789	26
2.15%
	12/31/2011	11.374	11.032	3
	12/31/2012	11.032	12.026	3
	12/31/2013	12.026	13.119	4
	12/31/2014	13.119	13.429	4
	12/31/2015	13.429	12.913	5
	12/31/2016	12.913	13.387	5
	12/31/2017	13.387	14.705	6
	12/31/2018	14.705	13.613	6
	12/31/2019	13.613	15.424	6
	12/31/2020	15.424	15.666	6

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2011	11.261	10.917	35
	12/31/2012	10.917	11.895	35
	12/31/2013	11.895	12.969	41
	12/31/2014	12.969	13.268	36
	12/31/2015	13.268	12.752	37
	12/31/2016	12.752	13.213	39
	12/31/2017	13.213	14.508	32
	12/31/2018	14.508	13.424	22
	12/31/2019	13.424	15.201	13
	12/31/2020	15.201	15.432	14
2.25%
	12/31/2011	11.309	10.958	71
	12/31/2012	10.958	11.934	70
	12/31/2013	11.934	13.005	64
	12/31/2014	13.005	13.299	34
	12/31/2015	13.299	12.775	35
	12/31/2016	12.775	13.231	36
	12/31/2017	13.231	14.519	32
	12/31/2018	14.519	13.428	15
	12/31/2019	13.428	15.198	12
	12/31/2020	15.198	15.422	11
2.30%
	12/31/2011	11.277	10.922	59
	12/31/2012	10.922	11.888	53
	12/31/2013	11.888	12.949	53
	12/31/2014	12.949	13.235	52
	12/31/2015	13.235	12.707	52
	12/31/2016	12.707	13.154	50
	12/31/2017	13.154	14.428	30
	12/31/2018	14.428	13.336	30
	12/31/2019	13.336	15.087	25
	12/31/2020	15.087	15.301	7
2.35%
	12/31/2011	11.245	10.886	226
	12/31/2012	10.886	11.843	223
	12/31/2013	11.843	12.893	157
	12/31/2014	12.893	13.171	136
	12/31/2015	13.171	12.639	115
	12/31/2016	12.639	13.077	118
	12/31/2017	13.077	14.336	111
	12/31/2018	14.336	13.245	103
	12/31/2019	13.245	14.977	98
	12/31/2020	14.977	15.182	95
2.40%
	12/31/2011	11.213	10.849	15
	12/31/2012	10.849	11.797	15
	12/31/2013	11.797	12.837	15
	12/31/2014	12.837	13.107	11
	12/31/2015	13.107	12.572	11
	12/31/2016	12.572	13.001	4
	12/31/2017	13.001	14.246	1
	12/31/2018	14.246	13.155	1
	12/31/2019	13.155	14.867	1
	12/31/2020	14.867	15.063	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2011	11.181	10.813	82
	12/31/2012	10.813	11.752	42
	12/31/2013	11.752	12.781	40
	12/31/2014	12.781	13.044	25
	12/31/2015	13.044	12.505	25
	12/31/2016	12.505	12.925	24
	12/31/2017	12.925	14.156	23
	12/31/2018	14.156	13.065	13
	12/31/2019	13.065	14.759	7
	12/31/2020	14.759	14.945	8
2.50%
	12/31/2011	11.150	10.777	48
	12/31/2012	10.777	11.707	87
	12/31/2013	11.707	12.726	44
	12/31/2014	12.726	12.981	43
	12/31/2015	12.981	12.438	42
	12/31/2016	12.438	12.850	41
	12/31/2017	12.850	14.066	34
	12/31/2018	14.066	12.976	40
	12/31/2019	12.976	14.651	27
	12/31/2020	14.651	14.828	27
2.55%
	12/31/2011	11.118	10.741	11
	12/31/2012	10.741	11.662	11
	12/31/2013	11.662	12.671	9
	12/31/2014	12.671	12.918	8
	12/31/2015	12.918	12.372	6
	12/31/2016	12.372	12.775	0
	12/31/2017	12.775	13.977	0
	12/31/2018	13.977	12.888	0
	12/31/2019	12.888	14.543	0
	12/31/2020	14.543	14.713	0
2.60%
	12/31/2011	11.087	10.705	101
	12/31/2012	10.705	11.617	104
	12/31/2013	11.617	12.616	106
	12/31/2014	12.616	12.856	208
	12/31/2015	12.856	12.306	199
	12/31/2016	12.306	12.701	153
	12/31/2017	12.701	13.889	130
	12/31/2018	13.889	12.800	103
	12/31/2019	12.800	14.437	87
	12/31/2020	14.437	14.598	83
2.65%
	12/31/2011	11.055	10.670	21
	12/31/2012	10.670	11.573	20
	12/31/2013	11.573	12.561	17
	12/31/2014	12.561	12.794	15
	12/31/2015	12.794	12.241	15
	12/31/2016	12.241	12.627	15
	12/31/2017	12.627	13.801	14
	12/31/2018	13.801	12.713	14
	12/31/2019	12.713	14.331	14
	12/31/2020	14.331	14.484	13

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2011	11.024	10.634	0
	12/31/2012	10.634	11.529	0
	12/31/2013	11.529	12.507	0
	12/31/2014	12.507	12.732	0
	12/31/2015	12.732	12.175	0
	12/31/2016	12.175	12.553	0
	12/31/2017	12.553	13.714	0
	12/31/2018	13.714	12.626	0
	12/31/2019	12.626	14.227	0
	12/31/2020	14.227	14.370	0
2.75%
	12/31/2011	10.993	10.599	84
	12/31/2012	10.599	11.484	69
	12/31/2013	11.484	12.453	56
	12/31/2014	12.453	12.670	97
	12/31/2015	12.670	12.111	70
	12/31/2016	12.111	12.480	51
	12/31/2017	12.480	13.627	44
	12/31/2018	13.627	12.540	39
	12/31/2019	12.540	14.122	32
	12/31/2020	14.122	14.258	16
2.80%
	12/31/2011	10.961	10.563	25
	12/31/2012	10.563	11.440	25
	12/31/2013	11.440	12.399	33
	12/31/2014	12.399	12.609	6
	12/31/2015	12.609	12.046	0
	12/31/2016	12.046	12.407	0
	12/31/2017	12.407	13.541	1
	12/31/2018	13.541	12.454	1
	12/31/2019	12.454	14.019	0
	12/31/2020	14.019	14.147	0
2.85%
	12/31/2011	10.930	10.528	38
	12/31/2012	10.528	11.397	33
	12/31/2013	11.397	12.345	39
	12/31/2014	12.345	12.548	45
	12/31/2015	12.548	11.982	43
	12/31/2016	11.982	12.335	42
	12/31/2017	12.335	13.456	37
	12/31/2018	13.456	12.369	38
	12/31/2019	12.369	13.917	36
	12/31/2020	13.917	14.036	40
2.90%
	12/31/2011	10.822	10.419	38
	12/31/2012	10.419	11.272	33
	12/31/2013	11.272	12.205	26
	12/31/2014	12.205	12.399	31
	12/31/2015	12.399	11.834	25
	12/31/2016	11.834	12.176	25
	12/31/2017	12.176	13.276	17
	12/31/2018	13.276	12.198	23
	12/31/2019	12.198	13.717	17
	12/31/2020	13.717	13.828	16

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2013	N/A	12.238	0
	12/31/2014	12.238	12.428	0
	12/31/2015	12.428	11.855	0
	12/31/2016	11.855	12.192	0
	12/31/2017	12.192	13.286	0
	12/31/2018	13.286	12.201	0
	12/31/2019	12.201	13.714	0
	12/31/2020	13.714	13.818	0
3.00%
	12/31/2011	10.839	10.424	3
	12/31/2012	10.424	11.267	2
	12/31/2013	11.267	12.186	2
	12/31/2014	12.186	12.369	3
	12/31/2015	12.369	11.793	3
	12/31/2016	11.793	12.122	4
	12/31/2017	12.122	13.203	3
	12/31/2018	13.203	12.119	2
	12/31/2019	12.119	13.615	4
	12/31/2020	13.615	13.711	2
3.05%
	12/31/2011	10.731	10.315	11
	12/31/2012	10.315	11.143	5
	12/31/2013	11.143	12.047	12
	12/31/2014	12.047	12.221	11
	12/31/2015	12.221	11.646	11
	12/31/2016	11.646	11.965	16
	12/31/2017	11.965	13.026	15
	12/31/2018	13.026	11.950	5
	12/31/2019	11.950	13.418	5
	12/31/2020	13.418	13.506	5
3.10%
	12/31/2013	N/A	12.080	4
	12/31/2014	12.080	12.249	5
	12/31/2015	12.249	11.667	4
	12/31/2016	11.667	11.981	3
	12/31/2017	11.981	13.036	3
	12/31/2018	13.036	11.954	3
	12/31/2019	11.954	13.415	3
	12/31/2020	13.415	13.497	3
3.15%
	12/31/2011	10.747	10.320	8
	12/31/2012	10.320	11.138	8
	12/31/2013	11.138	12.028	0
	12/31/2014	12.028	12.190	0
	12/31/2015	12.190	11.605	0
	12/31/2016	11.605	11.911	0
	12/31/2017	11.911	12.954	0
	12/31/2018	12.954	11.872	3
	12/31/2019	11.872	13.317	2
	12/31/2020	13.317	13.391	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	12.220	0
	12/31/2014	12.220	12.378	0
	12/31/2015	12.378	11.778	0
	12/31/2016	11.778	12.083	0
	12/31/2017	12.083	13.134	0
	12/31/2018	13.134	12.031	0
	12/31/2019	12.031	13.489	0
	12/31/2020	13.489	13.557	0
3.25%
	12/31/2013	N/A	12.167	0
	12/31/2014	12.167	12.318	1
	12/31/2015	12.318	11.715	1
	12/31/2016	11.715	12.012	0
	12/31/2017	12.012	13.051	0
	12/31/2018	13.051	11.949	0
	12/31/2019	11.949	13.390	0
	12/31/2020	13.390	13.451	0
3.30%
	12/31/2011	10.656	10.218	0
	12/31/2012	10.218	11.010	0
	12/31/2013	11.010	11.873	0
	12/31/2014	11.873	12.015	1
	12/31/2015	12.015	11.421	1
	12/31/2016	11.421	11.705	1
	12/31/2017	11.705	12.711	1
	12/31/2018	12.711	11.632	1
	12/31/2019	11.632	13.028	1
	12/31/2020	13.028	13.081	1
3.40%
	12/31/2013	N/A	12.009	1
	12/31/2014	12.009	12.140	1
	12/31/2015	12.140	11.529	2
	12/31/2016	11.529	11.803	3
	12/31/2017	11.803	12.805	0
	12/31/2018	12.805	11.706	0
	12/31/2019	11.706	13.098	0
	12/31/2020	13.098	13.138	0
3.45%
	12/31/2013	N/A	11.957	0
	12/31/2014	11.957	12.082	0
	12/31/2015	12.082	11.467	0
	12/31/2016	11.467	11.735	0
	12/31/2017	11.735	12.724	0
	12/31/2018	12.724	11.627	0
	12/31/2019	11.627	13.002	0
	12/31/2020	13.002	13.036	0
3.55%
	12/31/2013	N/A	11.854	0
	12/31/2014	11.854	11.965	0
	12/31/2015	11.965	11.345	0
	12/31/2016	11.345	11.598	0
	12/31/2017	11.598	12.564	0
	12/31/2018	12.564	11.468	0
	12/31/2019	11.468	12.813	0
	12/31/2020	12.813	12.833	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Conservative Fund
1.65%
	12/31/2011	11.077	10.967	147
	12/31/2012	10.967	12.002	246
	12/31/2013	12.002	12.745	326
	12/31/2014	12.745	13.140	338
	12/31/2015	13.140	12.824	275
	12/31/2016	12.824	13.285	238
	12/31/2017	13.285	14.285	157
	12/31/2018	14.285	13.523	123
	12/31/2019	13.523	15.103	95
	12/31/2020	15.103	15.566	90
1.70%
	12/31/2011	11.071	10.955	59
	12/31/2012	10.955	11.983	61
	12/31/2013	11.983	12.719	100
	12/31/2014	12.719	13.105	100
	12/31/2015	13.105	12.785	90
	12/31/2016	12.785	13.238	84
	12/31/2017	13.238	14.227	80
	12/31/2018	14.227	13.461	58
	12/31/2019	13.461	15.026	34
	12/31/2020	15.026	15.479	26
1.75%
	12/31/2011	11.064	10.943	21
	12/31/2012	10.943	11.963	18
	12/31/2013	11.963	12.692	17
	12/31/2014	12.692	13.071	17
	12/31/2015	13.071	12.745	23
	12/31/2016	12.745	13.190	24
	12/31/2017	13.190	14.169	23
	12/31/2018	14.169	13.400	22
	12/31/2019	13.400	14.950	21
	12/31/2020	14.950	15.393	20
1.80%
	12/31/2011	11.058	10.931	0
	12/31/2012	10.931	11.944	0
	12/31/2013	11.944	12.665	0
	12/31/2014	12.665	13.038	0
	12/31/2015	13.038	12.706	0
	12/31/2016	12.706	13.143	0
	12/31/2017	13.143	14.111	0
	12/31/2018	14.111	13.338	0
	12/31/2019	13.338	14.874	0
	12/31/2020	14.874	15.307	0
1.90%
	12/31/2011	11.044	10.907	127
	12/31/2012	10.907	11.906	111
	12/31/2013	11.906	12.612	105
	12/31/2014	12.612	12.970	111
	12/31/2015	12.970	12.627	104
	12/31/2016	12.627	13.049	98
	12/31/2017	13.049	13.996	74
	12/31/2018	13.996	13.216	59
	12/31/2019	13.216	14.723	44
	12/31/2020	14.723	15.136	36

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	11.038	10.895	56
	12/31/2012	10.895	11.887	67
	12/31/2013	11.887	12.586	96
	12/31/2014	12.586	12.936	64
	12/31/2015	12.936	12.588	61
	12/31/2016	12.588	13.002	47
	12/31/2017	13.002	13.938	51
	12/31/2018	13.938	13.155	48
	12/31/2019	13.155	14.648	44
	12/31/2020	14.648	15.052	103
2.05%
	12/31/2011	11.025	10.871	3
	12/31/2012	10.871	11.849	3
	12/31/2013	11.849	12.533	2
	12/31/2014	12.533	12.869	2
	12/31/2015	12.869	12.510	2
	12/31/2016	12.510	12.909	0
	12/31/2017	12.909	13.825	0
	12/31/2018	13.825	13.035	0
	12/31/2019	13.035	14.499	0
	12/31/2020	14.499	14.884	0
2.10%
	12/31/2011	11.018	10.859	0
	12/31/2012	10.859	11.830	0
	12/31/2013	11.830	12.507	0
	12/31/2014	12.507	12.836	0
	12/31/2015	12.836	12.472	0
	12/31/2016	12.472	12.862	0
	12/31/2017	12.862	13.768	0
	12/31/2018	13.768	12.975	0
	12/31/2019	12.975	14.425	0
	12/31/2020	14.425	14.801	0
2.15%
	12/31/2011	11.012	10.847	0
	12/31/2012	10.847	11.811	0
	12/31/2013	11.811	12.481	0
	12/31/2014	12.481	12.803	0
	12/31/2015	12.803	12.433	0
	12/31/2016	12.433	12.816	0
	12/31/2017	12.816	13.712	0
	12/31/2018	13.712	12.916	0
	12/31/2019	12.916	14.352	0
	12/31/2020	14.352	14.718	0
2.20%
	12/31/2011	11.005	10.835	1
	12/31/2012	10.835	11.793	1
	12/31/2013	11.793	12.455	1
	12/31/2014	12.455	12.769	1
	12/31/2015	12.769	12.395	1
	12/31/2016	12.395	12.770	0
	12/31/2017	12.770	13.656	0
	12/31/2018	13.656	12.856	0
	12/31/2019	12.856	14.279	0
	12/31/2020	14.279	14.636	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	10.999	10.824	1
	12/31/2012	10.824	11.774	1
	12/31/2013	11.774	12.429	1
	12/31/2014	12.429	12.736	10
	12/31/2015	12.736	12.356	10
	12/31/2016	12.356	12.724	10
	12/31/2017	12.724	13.600	10
	12/31/2018	13.600	12.797	10
	12/31/2019	12.797	14.206	0
	12/31/2020	14.206	14.554	0
2.30%
	12/31/2011	10.992	10.812	0
	12/31/2012	10.812	11.755	0
	12/31/2013	11.755	12.403	0
	12/31/2014	12.403	12.703	0
	12/31/2015	12.703	12.318	0
	12/31/2016	12.318	12.678	0
	12/31/2017	12.678	13.544	0
	12/31/2018	13.544	12.739	0
	12/31/2019	12.739	14.134	0
	12/31/2020	14.134	14.473	0
2.35%
	12/31/2011	10.985	10.800	2
	12/31/2012	10.800	11.736	2
	12/31/2013	11.736	12.377	0
	12/31/2014	12.377	12.670	0
	12/31/2015	12.670	12.280	0
	12/31/2016	12.280	12.633	9
	12/31/2017	12.633	13.489	9
	12/31/2018	13.489	12.680	9
	12/31/2019	12.680	14.062	0
	12/31/2020	14.062	14.392	0
2.40%
	12/31/2011	10.979	10.788	0
	12/31/2012	10.788	11.718	0
	12/31/2013	11.718	12.351	0
	12/31/2014	12.351	12.637	0
	12/31/2015	12.637	12.242	0
	12/31/2016	12.242	12.588	0
	12/31/2017	12.588	13.434	0
	12/31/2018	13.434	12.622	0
	12/31/2019	12.622	13.991	0
	12/31/2020	13.991	14.312	0
2.45%
	12/31/2011	10.972	10.776	0
	12/31/2012	10.776	11.699	0
	12/31/2013	11.699	12.325	0
	12/31/2014	12.325	12.605	0
	12/31/2015	12.605	12.204	0
	12/31/2016	12.204	12.542	1
	12/31/2017	12.542	13.379	0
	12/31/2018	13.379	12.564	0
	12/31/2019	12.564	13.920	0
	12/31/2020	13.920	14.232	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	10.966	10.764	6
	12/31/2012	10.764	11.680	0
	12/31/2013	11.680	12.299	0
	12/31/2014	12.299	12.572	0
	12/31/2015	12.572	12.167	0
	12/31/2016	12.167	12.497	0
	12/31/2017	12.497	13.324	0
	12/31/2018	13.324	12.506	0
	12/31/2019	12.506	13.849	0
	12/31/2020	13.849	14.153	0
2.55%
	12/31/2011	10.959	10.753	0
	12/31/2012	10.753	11.661	0
	12/31/2013	11.661	12.273	2
	12/31/2014	12.273	12.539	0
	12/31/2015	12.539	12.129	0
	12/31/2016	12.129	12.452	0
	12/31/2017	12.452	13.270	0
	12/31/2018	13.270	12.449	0
	12/31/2019	12.449	13.778	0
	12/31/2020	13.778	14.073	0
2.60%
	12/31/2011	10.953	10.741	28
	12/31/2012	10.741	11.643	28
	12/31/2013	11.643	12.247	27
	12/31/2014	12.247	12.507	27
	12/31/2015	12.507	12.091	27
	12/31/2016	12.091	12.408	26
	12/31/2017	12.408	13.215	24
	12/31/2018	13.215	12.392	20
	12/31/2019	12.392	13.708	19
	12/31/2020	13.708	13.995	18
2.65%
	12/31/2011	10.946	10.729	0
	12/31/2012	10.729	11.624	0
	12/31/2013	11.624	12.222	0
	12/31/2014	12.222	12.474	0
	12/31/2015	12.474	12.054	0
	12/31/2016	12.054	12.363	0
	12/31/2017	12.363	13.161	0
	12/31/2018	13.161	12.335	0
	12/31/2019	12.335	13.639	0
	12/31/2020	13.639	13.917	0
2.70%
	12/31/2011	10.940	10.717	0
	12/31/2012	10.717	11.606	0
	12/31/2013	11.606	12.196	0
	12/31/2014	12.196	12.442	0
	12/31/2015	12.442	12.017	0
	12/31/2016	12.017	12.319	0
	12/31/2017	12.319	13.108	0
	12/31/2018	13.108	12.278	0
	12/31/2019	12.278	13.569	0
	12/31/2020	13.569	13.839	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	10.933	10.706	0
	12/31/2012	10.706	11.587	0
	12/31/2013	11.587	12.171	0
	12/31/2014	12.171	12.410	1
	12/31/2015	12.410	11.980	1
	12/31/2016	11.980	12.274	1
	12/31/2017	12.274	13.054	1
	12/31/2018	13.054	12.222	0
	12/31/2019	12.222	13.500	0
	12/31/2020	13.500	13.762	0
2.80%
	12/31/2011	10.927	10.694	0
	12/31/2012	10.694	11.569	0
	12/31/2013	11.569	12.145	0
	12/31/2014	12.145	12.378	0
	12/31/2015	12.378	11.942	0
	12/31/2016	11.942	12.230	0
	12/31/2017	12.230	13.001	0
	12/31/2018	13.001	12.166	0
	12/31/2019	12.166	13.432	0
	12/31/2020	13.432	13.685	0
2.85%
	12/31/2011	10.920	10.682	0
	12/31/2012	10.682	11.550	0
	12/31/2013	11.550	12.120	0
	12/31/2014	12.120	12.345	0
	12/31/2015	12.345	11.906	0
	12/31/2016	11.906	12.186	0
	12/31/2017	12.186	12.948	0
	12/31/2018	12.948	12.110	0
	12/31/2019	12.110	13.363	0
	12/31/2020	13.363	13.608	0
2.90%
	12/31/2011	10.914	10.671	0
	12/31/2012	10.671	11.532	0
	12/31/2013	11.532	12.094	0
	12/31/2014	12.094	12.313	0
	12/31/2015	12.313	11.869	0
	12/31/2016	11.869	12.143	0
	12/31/2017	12.143	12.895	0
	12/31/2018	12.895	12.055	0
	12/31/2019	12.055	13.295	0
	12/31/2020	13.295	13.532	0
2.95%
	12/31/2013	N/A	12.069	0
	12/31/2014	12.069	12.281	0
	12/31/2015	12.281	11.832	0
	12/31/2016	11.832	12.099	0
	12/31/2017	12.099	12.842	0
	12/31/2018	12.842	11.999	0
	12/31/2019	11.999	13.228	0
	12/31/2020	13.228	13.457	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	10.901	10.647	0
	12/31/2012	10.647	11.495	0
	12/31/2013	11.495	12.044	0
	12/31/2014	12.044	12.250	0
	12/31/2015	12.250	11.795	0
	12/31/2016	11.795	12.056	0
	12/31/2017	12.056	12.789	0
	12/31/2018	12.789	11.944	0
	12/31/2019	11.944	13.160	0
	12/31/2020	13.160	13.382	0
3.05%
	12/31/2011	10.894	10.636	0
	12/31/2012	10.636	11.477	0
	12/31/2013	11.477	12.018	0
	12/31/2014	12.018	12.218	2
	12/31/2015	12.218	11.759	2
	12/31/2016	11.759	12.012	0
	12/31/2017	12.012	12.737	0
	12/31/2018	12.737	11.889	0
	12/31/2019	11.889	13.093	2
	12/31/2020	13.093	13.307	2
3.10%
	12/31/2013	N/A	11.993	0
	12/31/2014	11.993	12.186	0
	12/31/2015	12.186	11.723	0
	12/31/2016	11.723	11.969	0
	12/31/2017	11.969	12.685	0
	12/31/2018	12.685	11.835	0
	12/31/2019	11.835	13.027	0
	12/31/2020	13.027	13.233	0
3.15%
	12/31/2011	10.881	10.612	0
	12/31/2012	10.612	11.440	0
	12/31/2013	11.440	11.968	0
	12/31/2014	11.968	12.155	0
	12/31/2015	12.155	11.686	0
	12/31/2016	11.686	11.926	0
	12/31/2017	11.926	12.633	0
	12/31/2018	12.633	11.780	0
	12/31/2019	11.780	12.961	0
	12/31/2020	12.961	13.159	0
3.20%
	12/31/2013	N/A	11.937	0
	12/31/2014	11.937	12.117	0
	12/31/2015	12.117	11.644	0
	12/31/2016	11.644	11.877	0
	12/31/2017	11.877	12.575	0
	12/31/2018	12.575	11.720	0
	12/31/2019	11.720	12.888	0
	12/31/2020	12.888	13.078	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	11.912	0
	12/31/2014	11.912	12.085	0
	12/31/2015	12.085	11.608	0
	12/31/2016	11.608	11.834	0
	12/31/2017	11.834	12.523	0
	12/31/2018	12.523	11.666	0
	12/31/2019	11.666	12.822	0
	12/31/2020	12.822	13.005	0
3.30%
	12/31/2011	10.862	10.578	0
	12/31/2012	10.578	11.385	0
	12/31/2013	11.385	11.893	0
	12/31/2014	11.893	12.060	0
	12/31/2015	12.060	11.578	0
	12/31/2016	11.578	11.798	0
	12/31/2017	11.798	12.479	0
	12/31/2018	12.479	11.619	0
	12/31/2019	11.619	12.764	0
	12/31/2020	12.764	12.939	0
3.40%
	12/31/2013	N/A	11.837	0
	12/31/2014	11.837	11.991	0
	12/31/2015	11.991	11.500	0
	12/31/2016	11.500	11.707	0
	12/31/2017	11.707	12.370	0
	12/31/2018	12.370	11.506	0
	12/31/2019	11.506	12.627	0
	12/31/2020	12.627	12.788	0
3.45%
	12/31/2013	N/A	11.812	0
	12/31/2014	11.812	11.960	0
	12/31/2015	11.960	11.465	0
	12/31/2016	11.465	11.665	0
	12/31/2017	11.665	12.319	0
	12/31/2018	12.319	11.453	0
	12/31/2019	11.453	12.563	0
	12/31/2020	12.563	12.717	0
3.55%
	12/31/2013	N/A	11.762	0
	12/31/2014	11.762	11.898	0
	12/31/2015	11.898	11.394	0
	12/31/2016	11.394	11.581	0
	12/31/2017	11.581	12.219	0
	12/31/2018	12.219	11.348	0
	12/31/2019	11.348	12.435	0
	12/31/2020	12.435	12.575	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Moderate Fund
1.65%
	12/31/2011	11.396	10.892	2,052
	12/31/2012	10.892	12.055	2,103
	12/31/2013	12.055	13.657	2,203
	12/31/2014	13.657	14.002	1,937
	12/31/2015	14.002	13.482	1,802
	12/31/2016	13.482	13.887	1,523
	12/31/2017	13.887	15.571	1,277
	12/31/2018	15.571	14.325	1,162
	12/31/2019	14.325	16.529	1,019
	12/31/2020	16.529	16.996	966
1.70%
	12/31/2011	11.364	10.855	967
	12/31/2012	10.855	12.009	1,076
	12/31/2013	12.009	13.597	1,690
	12/31/2014	13.597	13.935	1,579
	12/31/2015	13.935	13.410	1,475
	12/31/2016	13.410	13.807	1,429
	12/31/2017	13.807	15.472	1,329
	12/31/2018	15.472	14.227	1,236
	12/31/2019	14.227	16.408	992
	12/31/2020	16.408	16.863	908
1.75%
	12/31/2011	11.331	10.819	55
	12/31/2012	10.819	11.963	51
	12/31/2013	11.963	13.539	104
	12/31/2014	13.539	13.867	62
	12/31/2015	13.867	13.339	61
	12/31/2016	13.339	13.726	57
	12/31/2017	13.726	15.375	32
	12/31/2018	15.375	14.130	29
	12/31/2019	14.130	16.288	17
	12/31/2020	16.288	16.731	16
1.80%
	12/31/2011	11.300	10.783	8
	12/31/2012	10.783	11.917	8
	12/31/2013	11.917	13.480	7
	12/31/2014	13.480	13.801	7
	12/31/2015	13.801	13.268	6
	12/31/2016	13.268	13.647	5
	12/31/2017	13.647	15.278	5
	12/31/2018	15.278	14.034	5
	12/31/2019	14.034	16.170	5
	12/31/2020	16.170	16.601	4
1.90%
	12/31/2011	11.235	10.711	906
	12/31/2012	10.711	11.826	940
	12/31/2013	11.826	13.363	1,298
	12/31/2014	13.363	13.667	1,188
	12/31/2015	13.667	13.127	1,137
	12/31/2016	13.127	13.488	1,098
	12/31/2017	13.488	15.085	920
	12/31/2018	15.085	13.843	916
	12/31/2019	13.843	15.934	841
	12/31/2020	15.934	16.342	769

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	11.203	10.676	678
	12/31/2012	10.676	11.780	752
	12/31/2013	11.780	13.306	992
	12/31/2014	13.306	13.601	876
	12/31/2015	13.601	13.057	768
	12/31/2016	13.057	13.409	602
	12/31/2017	13.409	14.990	545
	12/31/2018	14.990	13.749	455
	12/31/2019	13.749	15.817	416
	12/31/2020	15.817	16.214	321
2.05%
	12/31/2011	11.140	10.605	31
	12/31/2012	10.605	11.691	29
	12/31/2013	11.691	13.191	27
	12/31/2014	13.191	13.471	7
	12/31/2015	13.471	12.919	6
	12/31/2016	12.919	13.254	2
	12/31/2017	13.254	14.801	2
	12/31/2018	14.801	13.563	2
	12/31/2019	13.563	15.587	2
	12/31/2020	15.587	15.963	2
2.10%
	12/31/2011	11.108	10.569	165
	12/31/2012	10.569	11.645	154
	12/31/2013	11.645	13.133	141
	12/31/2014	13.133	13.405	84
	12/31/2015	13.405	12.849	72
	12/31/2016	12.849	13.176	44
	12/31/2017	13.176	14.707	37
	12/31/2018	14.707	13.470	32
	12/31/2019	13.470	15.472	32
	12/31/2020	15.472	15.837	22
2.15%
	12/31/2011	11.077	10.535	0
	12/31/2012	10.535	11.601	0
	12/31/2013	11.601	13.077	0
	12/31/2014	13.077	13.341	0
	12/31/2015	13.341	12.781	0
	12/31/2016	12.781	13.100	0
	12/31/2017	13.100	14.615	0
	12/31/2018	14.615	13.378	0
	12/31/2019	13.378	15.360	0
	12/31/2020	15.360	15.714	0
2.20%
	12/31/2011	10.967	10.424	26
	12/31/2012	10.424	11.474	26
	12/31/2013	11.474	12.927	26
	12/31/2014	12.927	13.182	26
	12/31/2015	13.182	12.622	13
	12/31/2016	12.622	12.931	10
	12/31/2017	12.931	14.418	9
	12/31/2018	14.418	13.192	9
	12/31/2019	13.192	15.138	8
	12/31/2020	15.138	15.480	9

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	11.014	10.464	104
	12/31/2012	10.464	11.512	106
	12/31/2013	11.512	12.963	99
	12/31/2014	12.963	13.212	54
	12/31/2015	13.212	12.645	44
	12/31/2016	12.645	12.947	37
	12/31/2017	12.947	14.430	34
	12/31/2018	14.430	13.196	20
	12/31/2019	13.196	15.135	11
	12/31/2020	15.135	15.469	2
2.30%
	12/31/2011	10.983	10.429	5
	12/31/2012	10.429	11.468	5
	12/31/2013	11.468	12.907	5
	12/31/2014	12.907	13.148	5
	12/31/2015	13.148	12.578	5
	12/31/2016	12.578	12.872	5
	12/31/2017	12.872	14.339	1
	12/31/2018	14.339	13.106	2
	12/31/2019	13.106	15.025	2
	12/31/2020	15.025	15.348	2
2.35%
	12/31/2011	10.952	10.394	233
	12/31/2012	10.394	11.424	204
	12/31/2013	11.424	12.851	171
	12/31/2014	12.851	13.085	143
	12/31/2015	13.085	12.511	126
	12/31/2016	12.511	12.797	116
	12/31/2017	12.797	14.248	82
	12/31/2018	14.248	13.017	64
	12/31/2019	13.017	14.915	46
	12/31/2020	14.915	15.228	40
2.40%
	12/31/2011	10.921	10.360	36
	12/31/2012	10.360	11.380	35
	12/31/2013	11.380	12.796	33
	12/31/2014	12.796	13.022	10
	12/31/2015	13.022	12.444	9
	12/31/2016	12.444	12.723	5
	12/31/2017	12.723	14.158	1
	12/31/2018	14.158	12.928	2
	12/31/2019	12.928	14.806	1
	12/31/2020	14.806	15.109	1
2.45%
	12/31/2011	10.890	10.325	34
	12/31/2012	10.325	11.337	32
	12/31/2013	11.337	12.740	10
	12/31/2014	12.740	12.959	10
	12/31/2015	12.959	12.378	9
	12/31/2016	12.378	12.649	6
	12/31/2017	12.649	14.069	5
	12/31/2018	14.069	12.840	5
	12/31/2019	12.840	14.697	2
	12/31/2020	14.697	14.991	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	10.859	10.291	82
	12/31/2012	10.291	11.293	80
	12/31/2013	11.293	12.685	63
	12/31/2014	12.685	12.896	28
	12/31/2015	12.896	12.312	0
	12/31/2016	12.312	12.575	0
	12/31/2017	12.575	13.980	0
	12/31/2018	13.980	12.752	0
	12/31/2019	12.752	14.590	0
	12/31/2020	14.590	14.874	0
2.55%
	12/31/2011	10.828	10.257	0
	12/31/2012	10.257	11.250	0
	12/31/2013	11.250	12.630	0
	12/31/2014	12.630	12.834	0
	12/31/2015	12.834	12.246	0
	12/31/2016	12.246	12.502	0
	12/31/2017	12.502	13.892	0
	12/31/2018	13.892	12.665	0
	12/31/2019	12.665	14.483	0
	12/31/2020	14.483	14.758	0
2.60%
	12/31/2011	10.798	10.222	135
	12/31/2012	10.222	11.207	125
	12/31/2013	11.207	12.576	126
	12/31/2014	12.576	12.772	159
	12/31/2015	12.772	12.181	133
	12/31/2016	12.181	12.429	122
	12/31/2017	12.429	13.804	86
	12/31/2018	13.804	12.579	57
	12/31/2019	12.579	14.377	44
	12/31/2020	14.377	14.643	48
2.65%
	12/31/2011	10.767	10.188	59
	12/31/2012	10.188	11.164	58
	12/31/2013	11.164	12.521	46
	12/31/2014	12.521	12.710	62
	12/31/2015	12.710	12.116	29
	12/31/2016	12.116	12.356	46
	12/31/2017	12.356	13.717	44
	12/31/2018	13.717	12.493	35
	12/31/2019	12.493	14.272	33
	12/31/2020	14.272	14.528	32
2.70%
	12/31/2011	10.736	10.154	18
	12/31/2012	10.154	11.121	16
	12/31/2013	11.121	12.467	14
	12/31/2014	12.467	12.649	14
	12/31/2015	12.649	12.052	16
	12/31/2016	12.052	12.284	16
	12/31/2017	12.284	13.630	14
	12/31/2018	13.630	12.408	13
	12/31/2019	12.408	14.168	12
	12/31/2020	14.168	14.415	12

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	10.706	10.121	54
	12/31/2012	10.121	11.078	41
	12/31/2013	11.078	12.413	60
	12/31/2014	12.413	12.588	50
	12/31/2015	12.588	11.987	64
	12/31/2016	11.987	12.213	43
	12/31/2017	12.213	13.544	38
	12/31/2018	13.544	12.323	33
	12/31/2019	12.323	14.064	33
	12/31/2020	14.064	14.302	32
2.80%
	12/31/2011	10.676	10.087	17
	12/31/2012	10.087	11.036	16
	12/31/2013	11.036	12.359	15
	12/31/2014	12.359	12.527	14
	12/31/2015	12.527	11.924	3
	12/31/2016	11.924	12.142	3
	12/31/2017	12.142	13.458	3
	12/31/2018	13.458	12.239	3
	12/31/2019	12.239	13.961	3
	12/31/2020	13.961	14.190	3
2.85%
	12/31/2011	10.645	10.053	33
	12/31/2012	10.053	10.994	24
	12/31/2013	10.994	12.306	47
	12/31/2014	12.306	12.467	60
	12/31/2015	12.467	11.860	42
	12/31/2016	11.860	12.071	42
	12/31/2017	12.071	13.373	26
	12/31/2018	13.373	12.156	26
	12/31/2019	12.156	13.859	26
	12/31/2020	13.859	14.079	29
2.90%
	12/31/2011	10.540	9.949	134
	12/31/2012	9.949	10.874	130
	12/31/2013	10.874	12.165	73
	12/31/2014	12.165	12.318	37
	12/31/2015	12.318	11.713	34
	12/31/2016	11.713	11.916	34
	12/31/2017	11.916	13.195	32
	12/31/2018	13.195	11.987	29
	12/31/2019	11.987	13.660	28
	12/31/2020	13.660	13.870	28
2.95%
	12/31/2013	N/A	12.199	9
	12/31/2014	12.199	12.346	9
	12/31/2015	12.346	11.734	8
	12/31/2016	11.734	11.931	8
	12/31/2017	11.931	13.205	7
	12/31/2018	13.205	11.991	6
	12/31/2019	11.991	13.657	5
	12/31/2020	13.657	13.860	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	10.556	9.954	12
	12/31/2012	9.954	10.869	12
	12/31/2013	10.869	12.147	27
	12/31/2014	12.147	12.288	60
	12/31/2015	12.288	11.673	58
	12/31/2016	11.673	11.862	49
	12/31/2017	11.862	13.122	47
	12/31/2018	13.122	11.910	45
	12/31/2019	11.910	13.558	40
	12/31/2020	13.558	13.753	38
3.05%
	12/31/2011	10.451	9.850	10
	12/31/2012	9.850	10.749	10
	12/31/2013	10.749	12.008	10
	12/31/2014	12.008	12.141	1
	12/31/2015	12.141	11.527	1
	12/31/2016	11.527	11.709	1
	12/31/2017	11.709	12.946	1
	12/31/2018	12.946	11.744	6
	12/31/2019	11.744	13.363	1
	12/31/2020	13.363	13.548	1
3.10%
	12/31/2013	N/A	12.042	1
	12/31/2014	12.042	12.169	24
	12/31/2015	12.169	11.548	21
	12/31/2016	11.548	11.724	16
	12/31/2017	11.724	12.956	16
	12/31/2018	12.956	11.747	17
	12/31/2019	11.747	13.360	16
	12/31/2020	13.360	13.538	15
3.15%
	12/31/2011	10.467	9.855	7
	12/31/2012	9.855	10.744	7
	12/31/2013	10.744	11.990	7
	12/31/2014	11.990	12.110	7
	12/31/2015	12.110	11.487	10
	12/31/2016	11.487	11.656	10
	12/31/2017	11.656	12.875	10
	12/31/2018	12.875	11.667	8
	12/31/2019	11.667	13.262	8
	12/31/2020	13.262	13.433	8
3.20%
	12/31/2013	N/A	12.296	0
	12/31/2014	12.296	12.414	0
	12/31/2015	12.414	11.769	0
	12/31/2016	11.769	11.936	0
	12/31/2017	11.936	13.177	4
	12/31/2018	13.177	11.936	4
	12/31/2019	11.936	13.561	4
	12/31/2020	13.561	13.728	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	12.243	0
	12/31/2014	12.243	12.354	19
	12/31/2015	12.354	11.706	18
	12/31/2016	11.706	11.867	17
	12/31/2017	11.867	13.094	16
	12/31/2018	13.094	11.854	15
	12/31/2019	11.854	13.461	14
	12/31/2020	13.461	13.621	13
3.30%
	12/31/2011	10.378	9.757	2
	12/31/2012	9.757	10.621	2
	12/31/2013	10.621	11.835	17
	12/31/2014	11.835	11.936	6
	12/31/2015	11.936	11.305	10
	12/31/2016	11.305	11.454	10
	12/31/2017	11.454	12.633	5
	12/31/2018	12.633	11.431	4
	12/31/2019	11.431	12.974	4
	12/31/2020	12.974	13.121	4
3.40%
	12/31/2013	N/A	12.085	53
	12/31/2014	12.085	12.175	108
	12/31/2015	12.175	11.520	67
	12/31/2016	11.520	11.660	20
	12/31/2017	11.660	12.847	20
	12/31/2018	12.847	11.613	25
	12/31/2019	11.613	13.168	24
	12/31/2020	13.168	13.304	24
3.45%
	12/31/2013	N/A	12.032	0
	12/31/2014	12.032	12.117	0
	12/31/2015	12.117	11.458	0
	12/31/2016	11.458	11.592	0
	12/31/2017	11.592	12.766	0
	12/31/2018	12.766	11.534	0
	12/31/2019	11.534	13.072	0
	12/31/2020	13.072	13.200	0
3.55%
	12/31/2013	N/A	11.928	0
	12/31/2014	11.928	12.000	0
	12/31/2015	12.000	11.336	0
	12/31/2016	11.336	11.458	0
	12/31/2017	11.458	12.605	0
	12/31/2018	12.605	11.377	0
	12/31/2019	11.377	12.881	0
	12/31/2020	12.881	12.994	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Global Balanced Index Strategy Fund
1.65%
	12/31/2012	N/A	10.501	344
	12/31/2013	10.501	11.783	378
	12/31/2014	11.783	11.824	346
	12/31/2015	11.824	11.456	345
	12/31/2016	11.456	11.656	303
	12/31/2017	11.656	12.778	266
	12/31/2018	12.778	11.842	247
	12/31/2019	11.842	13.535	194
	12/31/2020	13.535	14.352	183
1.70%
	12/31/2012	N/A	10.495	357
	12/31/2013	10.495	11.771	555
	12/31/2014	11.771	11.806	530
	12/31/2015	11.806	11.434	504
	12/31/2016	11.434	11.627	472
	12/31/2017	11.627	12.740	448
	12/31/2018	12.740	11.801	448
	12/31/2019	11.801	13.481	403
	12/31/2020	13.481	14.288	364
1.75%
	12/31/2012	N/A	10.490	7
	12/31/2013	10.490	11.760	7
	12/31/2014	11.760	11.788	6
	12/31/2015	11.788	11.411	6
	12/31/2016	11.411	11.598	6
	12/31/2017	11.598	12.702	6
	12/31/2018	12.702	11.759	6
	12/31/2019	11.759	13.427	6
	12/31/2020	13.427	14.224	1
1.90%
	12/31/2012	N/A	10.475	43
	12/31/2013	10.475	11.725	133
	12/31/2014	11.725	11.736	133
	12/31/2015	11.736	11.343	131
	12/31/2016	11.343	11.512	129
	12/31/2017	11.512	12.588	123
	12/31/2018	12.588	11.637	118
	12/31/2019	11.637	13.267	111
	12/31/2020	13.267	14.033	101
1.95%
	12/31/2012	N/A	10.470	248
	12/31/2013	10.470	11.713	242
	12/31/2014	11.713	11.718	215
	12/31/2015	11.718	11.321	209
	12/31/2016	11.321	11.483	168
	12/31/2017	11.483	12.551	160
	12/31/2018	12.551	11.596	143
	12/31/2019	11.596	13.215	124
	12/31/2020	13.215	13.970	95

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2012	N/A	10.460	32
	12/31/2013	10.460	11.690	36
	12/31/2014	11.690	11.684	40
	12/31/2015	11.684	11.276	40
	12/31/2016	11.276	11.426	42
	12/31/2017	11.426	12.476	34
	12/31/2018	12.476	11.516	28
	12/31/2019	11.516	13.110	9
	12/31/2020	13.110	13.845	9
AZL MVP Growth Index Strategy Fund
1.65%
	12/31/2012	N/A	10.921	444
	12/31/2013	10.921	12.981	472
	12/31/2014	12.981	13.596	459
	12/31/2015	13.596	13.266	554
	12/31/2016	13.266	13.936	626
	12/31/2017	13.936	15.896	671
	12/31/2018	15.896	14.627	709
	12/31/2019	14.627	17.340	651
	12/31/2020	17.340	17.862	625
1.70%
	12/31/2012	N/A	10.915	587
	12/31/2013	10.915	12.969	884
	12/31/2014	12.969	13.575	933
	12/31/2015	13.575	13.240	889
	12/31/2016	13.240	13.901	984
	12/31/2017	13.901	15.849	1,026
	12/31/2018	15.849	14.576	999
	12/31/2019	14.576	17.271	922
	12/31/2020	17.271	17.782	816
1.75%
	12/31/2012	N/A	10.910	17
	12/31/2013	10.910	12.956	16
	12/31/2014	12.956	13.555	17
	12/31/2015	13.555	13.213	16
	12/31/2016	13.213	13.866	16
	12/31/2017	13.866	15.802	28
	12/31/2018	15.802	14.525	27
	12/31/2019	14.525	17.202	23
	12/31/2020	17.202	17.702	19
1.80%
	12/31/2015	N/A	13.187	0
	12/31/2016	13.187	13.832	7
	12/31/2017	13.832	15.755	7
	12/31/2018	15.755	14.474	7
	12/31/2019	14.474	17.133	5
	12/31/2020	17.133	17.623	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.894	162
	12/31/2013	10.894	12.918	300
	12/31/2014	12.918	13.495	328
	12/31/2015	13.495	13.135	392
	12/31/2016	13.135	13.763	411
	12/31/2017	13.763	15.661	442
	12/31/2018	15.661	14.374	482
	12/31/2019	14.374	16.997	457
	12/31/2020	16.997	17.465	376
1.95%
	12/31/2012	N/A	10.889	363
	12/31/2013	10.889	12.905	364
	12/31/2014	12.905	13.475	362
	12/31/2015	13.475	13.109	513
	12/31/2016	13.109	13.729	501
	12/31/2017	13.729	15.614	561
	12/31/2018	15.614	14.324	574
	12/31/2019	14.324	16.929	558
	12/31/2020	16.929	17.387	465
2.05%
	12/31/2012	N/A	10.878	38
	12/31/2013	10.878	12.879	42
	12/31/2014	12.879	13.435	44
	12/31/2015	13.435	13.057	43
	12/31/2016	13.057	13.661	48
	12/31/2017	13.661	15.521	82
	12/31/2018	15.521	14.224	102
	12/31/2019	14.224	16.795	101
	12/31/2020	16.795	17.231	101
2.10%
	12/31/2015	N/A	13.031	0
	12/31/2016	13.031	13.627	84
	12/31/2017	13.627	15.475	68
	12/31/2018	15.475	14.175	42
	12/31/2019	14.175	16.728	32
	12/31/2020	16.728	17.154	26
2.15%
	12/31/2015	N/A	13.005	0
	12/31/2016	13.005	13.593	0
	12/31/2017	13.593	15.429	0
	12/31/2018	15.429	14.125	0
	12/31/2019	14.125	16.661	0
	12/31/2020	16.661	17.077	0
2.20%
	12/31/2015	N/A	12.979	0
	12/31/2016	12.979	13.559	1
	12/31/2017	13.559	15.383	1
	12/31/2018	15.383	14.076	1
	12/31/2019	14.076	16.595	0
	12/31/2020	16.595	17.001	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2015	N/A	12.953	0
	12/31/2016	12.953	13.526	5
	12/31/2017	13.526	15.337	2
	12/31/2018	15.337	14.027	1
	12/31/2019	14.027	16.529	1
	12/31/2020	16.529	16.925	0
2.30%
	12/31/2015	N/A	12.927	0
	12/31/2016	12.927	13.492	0
	12/31/2017	13.492	15.291	0
	12/31/2018	15.291	13.978	0
	12/31/2019	13.978	16.463	0
	12/31/2020	16.463	16.849	0
2.35%
	12/31/2015	N/A	12.902	10
	12/31/2016	12.902	13.459	41
	12/31/2017	13.459	15.245	19
	12/31/2018	15.245	13.929	18
	12/31/2019	13.929	16.398	18
	12/31/2020	16.398	16.773	7
2.40%
	12/31/2015	N/A	12.876	2
	12/31/2016	12.876	13.425	42
	12/31/2017	13.425	15.200	48
	12/31/2018	15.200	13.881	46
	12/31/2019	13.881	16.332	41
	12/31/2020	16.332	16.698	36
2.45%
	12/31/2015	N/A	12.851	0
	12/31/2016	12.851	13.392	48
	12/31/2017	13.392	15.155	53
	12/31/2018	15.155	13.833	57
	12/31/2019	13.833	16.267	36
	12/31/2020	16.267	16.623	32
2.50%
	12/31/2015	N/A	12.825	1
	12/31/2016	12.825	13.359	0
	12/31/2017	13.359	15.109	1
	12/31/2018	15.109	13.784	1
	12/31/2019	13.784	16.203	0
	12/31/2020	16.203	16.549	0
2.55%
	12/31/2015	N/A	12.800	0
	12/31/2016	12.800	13.325	23
	12/31/2017	13.325	15.064	22
	12/31/2018	15.064	13.736	4
	12/31/2019	13.736	16.138	4
	12/31/2020	16.138	16.475	3
2.60%
	12/31/2015	N/A	12.774	0
	12/31/2016	12.774	13.292	37
	12/31/2017	13.292	15.019	55
	12/31/2018	15.019	13.688	52
	12/31/2019	13.688	16.074	53
	12/31/2020	16.074	16.401	56

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2015	N/A	12.749	30
	12/31/2016	12.749	13.259	38
	12/31/2017	13.259	14.975	31
	12/31/2018	14.975	13.641	1
	12/31/2019	13.641	16.010	1
	12/31/2020	16.010	16.327	1
2.70%
	12/31/2015	N/A	12.723	0
	12/31/2016	12.723	13.226	31
	12/31/2017	13.226	14.930	24
	12/31/2018	14.930	13.593	9
	12/31/2019	13.593	15.946	2
	12/31/2020	15.946	16.254	2
2.75%
	12/31/2015	N/A	12.698	0
	12/31/2016	12.698	13.193	11
	12/31/2017	13.193	14.886	11
	12/31/2018	14.886	13.546	10
	12/31/2019	13.546	15.883	24
	12/31/2020	15.883	16.181	23
2.80%
	12/31/2015	N/A	12.673	7
	12/31/2016	12.673	13.161	27
	12/31/2017	13.161	14.841	22
	12/31/2018	14.841	13.499	13
	12/31/2019	13.499	15.819	11
	12/31/2020	15.819	16.109	3
2.85%
	12/31/2015	N/A	12.648	0
	12/31/2016	12.648	13.128	54
	12/31/2017	13.128	14.797	64
	12/31/2018	14.797	13.452	87
	12/31/2019	13.452	15.756	82
	12/31/2020	15.756	16.037	80
2.90%
	12/31/2015	N/A	12.623	0
	12/31/2016	12.623	13.095	6
	12/31/2017	13.095	14.753	16
	12/31/2018	14.753	13.405	16
	12/31/2019	13.405	15.694	17
	12/31/2020	15.694	15.965	14
2.95%
	12/31/2015	N/A	12.598	0
	12/31/2016	12.598	13.063	0
	12/31/2017	13.063	14.709	0
	12/31/2018	14.709	13.358	0
	12/31/2019	13.358	15.631	0
	12/31/2020	15.631	15.893	0
3.00%
	12/31/2015	N/A	12.573	0
	12/31/2016	12.573	13.030	16
	12/31/2017	13.030	14.665	17
	12/31/2018	14.665	13.312	26
	12/31/2019	13.312	15.569	26
	12/31/2020	15.569	15.822	24

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2015	N/A	12.548	0
	12/31/2016	12.548	12.998	5
	12/31/2017	12.998	14.621	15
	12/31/2018	14.621	13.265	12
	12/31/2019	13.265	15.507	10
	12/31/2020	15.507	15.751	9
3.10%
	12/31/2015	N/A	12.523	0
	12/31/2016	12.523	12.966	27
	12/31/2017	12.966	14.578	26
	12/31/2018	14.578	13.219	20
	12/31/2019	13.219	15.445	18
	12/31/2020	15.445	15.680	18
3.15%
	12/31/2015	N/A	12.498	0
	12/31/2016	12.498	12.933	3
	12/31/2017	12.933	14.534	10
	12/31/2018	14.534	13.173	10
	12/31/2019	13.173	15.384	9
	12/31/2020	15.384	15.610	10
3.20%
	12/31/2015	N/A	12.473	0
	12/31/2016	12.473	12.901	0
	12/31/2017	12.901	14.491	1
	12/31/2018	14.491	13.127	1
	12/31/2019	13.127	15.322	1
	12/31/2020	15.322	15.540	1
3.25%
	12/31/2015	N/A	12.448	0
	12/31/2016	12.448	12.869	11
	12/31/2017	12.869	14.447	10
	12/31/2018	14.447	13.081	5
	12/31/2019	13.081	15.261	4
	12/31/2020	15.261	15.471	3
3.30%
	12/31/2015	N/A	12.424	0
	12/31/2016	12.424	12.837	3
	12/31/2017	12.837	14.404	3
	12/31/2018	14.404	13.036	3
	12/31/2019	13.036	15.201	3
	12/31/2020	15.201	15.401	8
3.40%
	12/31/2015	N/A	12.374	8
	12/31/2016	12.374	12.773	0
	12/31/2017	12.773	14.319	2
	12/31/2018	14.319	12.945	2
	12/31/2019	12.945	15.080	1
	12/31/2020	15.080	15.264	3
3.45%
	12/31/2015	N/A	12.350	0
	12/31/2016	12.350	12.742	0
	12/31/2017	12.742	14.276	0
	12/31/2018	14.276	12.900	0
	12/31/2019	12.900	15.020	0
	12/31/2020	15.020	15.195	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.55%
	12/31/2015	N/A	12.301	0
	12/31/2016	12.301	12.678	0
	12/31/2017	12.678	14.191	6
	12/31/2018	14.191	12.810	6
	12/31/2019	12.810	14.900	9
	12/31/2020	14.900	15.059	4
AZL MVP Moderate Index Strategy Fund
1.65%
	12/31/2012	N/A	10.715	65
	12/31/2013	10.715	13.056	77
	12/31/2014	13.056	13.924	103
	12/31/2015	13.924	13.256	116
	12/31/2016	13.256	13.748	103
	12/31/2017	13.748	15.310	97
	12/31/2018	15.310	14.267	87
	12/31/2019	14.267	16.649	73
	12/31/2020	16.649	17.430	108
1.70%
	12/31/2012	N/A	10.710	194
	12/31/2013	10.710	13.044	294
	12/31/2014	13.044	13.903	300
	12/31/2015	13.903	13.230	364
	12/31/2016	13.230	13.714	273
	12/31/2017	13.714	15.265	263
	12/31/2018	15.265	14.217	236
	12/31/2019	14.217	16.583	205
	12/31/2020	16.583	17.352	214
1.75%
	12/31/2012	N/A	10.704	1
	12/31/2013	10.704	13.031	1
	12/31/2014	13.031	13.883	1
	12/31/2015	13.883	13.203	1
	12/31/2016	13.203	13.679	1
	12/31/2017	13.679	15.219	1
	12/31/2018	15.219	14.168	0
	12/31/2019	14.168	16.517	0
	12/31/2020	16.517	17.274	0
1.90%
	12/31/2012	N/A	10.689	12
	12/31/2013	10.689	12.992	97
	12/31/2014	12.992	13.821	114
	12/31/2015	13.821	13.125	113
	12/31/2016	13.125	13.578	112
	12/31/2017	13.578	15.083	102
	12/31/2018	15.083	14.020	98
	12/31/2019	14.020	16.320	93
	12/31/2020	16.320	17.043	96

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2012	N/A	10.683	98
	12/31/2013	10.683	12.979	141
	12/31/2014	12.979	13.800	152
	12/31/2015	13.800	13.099	185
	12/31/2016	13.099	13.544	161
	12/31/2017	13.544	15.038	144
	12/31/2018	15.038	13.971	124
	12/31/2019	13.971	16.255	115
	12/31/2020	16.255	16.967	166
2.05%
	12/31/2012	N/A	10.673	0
	12/31/2013	10.673	12.954	0
	12/31/2014	12.954	13.759	0
	12/31/2015	13.759	13.047	0
	12/31/2016	13.047	13.477	0
	12/31/2017	13.477	14.949	0
	12/31/2018	14.949	13.874	0
	12/31/2019	13.874	16.126	0
	12/31/2020	16.126	16.815	0
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.65%
	12/31/2014	N/A	10.942	193
	12/31/2015	10.942	11.210	465
	12/31/2016	11.210	11.867	502
	12/31/2017	11.867	13.332	653
	12/31/2018	13.332	12.893	591
	12/31/2019	12.893	15.394	599
	12/31/2020	15.394	16.356	591
1.70%
	12/31/2014	N/A	10.937	84
	12/31/2015	10.937	11.199	218
	12/31/2016	11.199	11.849	296
	12/31/2017	11.849	13.305	442
	12/31/2018	13.305	12.861	388
	12/31/2019	12.861	15.348	398
	12/31/2020	15.348	16.299	306
1.75%
	12/31/2014	N/A	10.931	25
	12/31/2015	10.931	11.188	35
	12/31/2016	11.188	11.831	30
	12/31/2017	11.831	13.279	38
	12/31/2018	13.279	12.829	35
	12/31/2019	12.829	15.303	31
	12/31/2020	15.303	16.243	29
1.90%
	12/31/2014	N/A	10.915	151
	12/31/2015	10.915	11.155	171
	12/31/2016	11.155	11.779	137
	12/31/2017	11.779	13.200	167
	12/31/2018	13.200	12.733	190
	12/31/2019	12.733	15.166	198
	12/31/2020	15.166	16.073	256

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2014	N/A	10.910	41
	12/31/2015	10.910	11.144	185
	12/31/2016	11.144	11.761	339
	12/31/2017	11.761	13.174	420
	12/31/2018	13.174	12.702	485
	12/31/2019	12.702	15.121	483
	12/31/2020	15.121	16.017	392
2.05%
	12/31/2014	N/A	10.899	2
	12/31/2015	10.899	11.122	2
	12/31/2016	11.122	11.726	3
	12/31/2017	11.726	13.122	54
	12/31/2018	13.122	12.639	91
	12/31/2019	12.639	15.031	106
	12/31/2020	15.031	15.906	103
AZL Russell 1000 Growth Index Fund
1.65%
	12/31/2014	N/A	17.570	7
	12/31/2015	17.570	18.122	1
	12/31/2016	18.122	18.972	25
	12/31/2017	18.972	24.053	18
	12/31/2018	24.053	23.150	16
	12/31/2019	23.150	30.805	14
	12/31/2020	30.805	41.991	8
1.70%
	12/31/2014	N/A	17.529	0
	12/31/2015	17.529	18.071	4
	12/31/2016	18.071	18.908	131
	12/31/2017	18.908	23.961	98
	12/31/2018	23.961	23.050	77
	12/31/2019	23.050	30.657	62
	12/31/2020	30.657	41.767	40
1.75%
	12/31/2014	N/A	17.488	0
	12/31/2015	17.488	18.020	0
	12/31/2016	18.020	18.845	2
	12/31/2017	18.845	23.869	2
	12/31/2018	23.869	22.950	0
	12/31/2019	22.950	30.509	0
	12/31/2020	30.509	41.545	0
1.80%
	12/31/2016	N/A	18.069	21
	12/31/2017	18.069	22.875	21
	12/31/2018	22.875	21.983	28
	12/31/2019	21.983	29.208	10
	12/31/2020	29.208	39.754	14
1.90%
	12/31/2014	N/A	17.365	0
	12/31/2015	17.365	17.867	4
	12/31/2016	17.867	18.658	28
	12/31/2017	18.658	23.596	30
	12/31/2018	23.596	22.654	24
	12/31/2019	22.654	30.069	22
	12/31/2020	30.069	40.884	16

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2014	N/A	17.325	0
	12/31/2015	17.325	17.816	0
	12/31/2016	17.816	18.595	45
	12/31/2017	18.595	23.506	31
	12/31/2018	23.506	22.556	27
	12/31/2019	22.556	29.924	18
	12/31/2020	29.924	40.667	12
2.05%
	12/31/2014	N/A	17.244	0
	12/31/2015	17.244	17.715	0
	12/31/2016	17.715	18.472	2
	12/31/2017	18.472	23.326	2
	12/31/2018	23.326	22.361	2
	12/31/2019	22.361	29.636	2
	12/31/2020	29.636	40.235	1
2.10%
	12/31/2016	N/A	17.602	27
	12/31/2017	17.602	22.216	18
	12/31/2018	22.216	21.286	11
	12/31/2019	21.286	28.198	9
	12/31/2020	28.198	38.263	6
2.15%
	12/31/2016	N/A	17.525	0
	12/31/2017	17.525	22.109	0
	12/31/2018	22.109	21.172	0
	12/31/2019	21.172	28.033	0
	12/31/2020	28.033	38.020	0
2.20%
	12/31/2016	N/A	17.449	4
	12/31/2017	17.449	22.001	4
	12/31/2018	22.001	21.059	3
	12/31/2019	21.059	27.868	0
	12/31/2020	27.868	37.778	0
2.25%
	12/31/2016	N/A	17.373	14
	12/31/2017	17.373	21.894	11
	12/31/2018	21.894	20.946	8
	12/31/2019	20.946	27.705	3
	12/31/2020	27.705	37.539	2
2.30%
	12/31/2016	N/A	17.297	2
	12/31/2017	17.297	21.788	2
	12/31/2018	21.788	20.834	2
	12/31/2019	20.834	27.543	1
	12/31/2020	27.543	37.300	1
2.35%
	12/31/2016	N/A	17.221	18
	12/31/2017	17.221	21.682	13
	12/31/2018	21.682	20.722	12
	12/31/2019	20.722	27.382	7
	12/31/2020	27.382	37.063	8

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2016	N/A	17.146	5
	12/31/2017	17.146	21.577	5
	12/31/2018	21.577	20.611	3
	12/31/2019	20.611	27.222	3
	12/31/2020	27.222	36.828	2
2.45%
	12/31/2016	N/A	17.072	10
	12/31/2017	17.072	21.472	8
	12/31/2018	21.472	20.501	7
	12/31/2019	20.501	27.062	6
	12/31/2020	27.062	36.594	2
2.50%
	12/31/2016	N/A	16.997	0
	12/31/2017	16.997	21.368	0
	12/31/2018	21.368	20.391	0
	12/31/2019	20.391	26.904	1
	12/31/2020	26.904	36.361	1
2.55%
	12/31/2016	N/A	16.923	0
	12/31/2017	16.923	21.264	0
	12/31/2018	21.264	20.282	0
	12/31/2019	20.282	26.746	0
	12/31/2020	26.746	36.130	0
2.60%
	12/31/2016	N/A	16.849	46
	12/31/2017	16.849	21.161	39
	12/31/2018	21.161	20.173	27
	12/31/2019	20.173	26.590	20
	12/31/2020	26.590	35.901	15
2.65%
	12/31/2016	N/A	16.776	1
	12/31/2017	16.776	21.058	1
	12/31/2018	21.058	20.065	1
	12/31/2019	20.065	26.434	1
	12/31/2020	26.434	35.673	2
2.70%
	12/31/2016	N/A	16.703	1
	12/31/2017	16.703	20.956	1
	12/31/2018	20.956	19.958	1
	12/31/2019	19.958	26.280	2
	12/31/2020	26.280	35.446	1
2.75%
	12/31/2016	N/A	16.630	10
	12/31/2017	16.630	20.854	9
	12/31/2018	20.854	19.851	4
	12/31/2019	19.851	26.126	4
	12/31/2020	26.126	35.221	3
2.80%
	12/31/2016	N/A	16.557	6
	12/31/2017	16.557	20.753	5
	12/31/2018	20.753	19.744	2
	12/31/2019	19.744	25.973	2
	12/31/2020	25.973	34.997	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2016	N/A	16.485	11
	12/31/2017	16.485	20.652	12
	12/31/2018	20.652	19.639	10
	12/31/2019	19.639	25.821	10
	12/31/2020	25.821	34.775	8
2.90%
	12/31/2016	N/A	16.413	11
	12/31/2017	16.413	20.552	6
	12/31/2018	20.552	19.534	3
	12/31/2019	19.534	25.670	3
	12/31/2020	25.670	34.554	2
2.95%
	12/31/2016	N/A	16.342	1
	12/31/2017	16.342	20.452	1
	12/31/2018	20.452	19.429	1
	12/31/2019	19.429	25.519	0
	12/31/2020	25.519	34.335	0
3.00%
	12/31/2016	N/A	16.271	7
	12/31/2017	16.271	20.353	6
	12/31/2018	20.353	19.325	5
	12/31/2019	19.325	25.370	5
	12/31/2020	25.370	34.117	3
3.05%
	12/31/2016	N/A	16.200	1
	12/31/2017	16.200	20.254	1
	12/31/2018	20.254	19.221	5
	12/31/2019	19.221	25.221	4
	12/31/2020	25.221	33.900	3
3.10%
	12/31/2016	N/A	16.129	32
	12/31/2017	16.129	20.156	31
	12/31/2018	20.156	19.118	40
	12/31/2019	19.118	25.074	24
	12/31/2020	25.074	33.685	18
3.15%
	12/31/2016	N/A	16.059	4
	12/31/2017	16.059	20.058	4
	12/31/2018	20.058	19.016	3
	12/31/2019	19.016	24.927	3
	12/31/2020	24.927	33.471	0
3.20%
	12/31/2016	N/A	15.989	0
	12/31/2017	15.989	19.960	0
	12/31/2018	19.960	18.914	0
	12/31/2019	18.914	24.781	0
	12/31/2020	24.781	33.258	0
3.25%
	12/31/2016	N/A	15.919	5
	12/31/2017	15.919	19.863	4
	12/31/2018	19.863	18.813	1
	12/31/2019	18.813	24.636	1
	12/31/2020	24.636	33.047	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2016	N/A	15.850	0
	12/31/2017	15.850	19.767	0
	12/31/2018	19.767	18.712	0
	12/31/2019	18.712	24.492	0
	12/31/2020	24.492	32.837	0
3.40%
	12/31/2016	N/A	15.712	0
	12/31/2017	15.712	19.575	0
	12/31/2018	19.575	18.512	2
	12/31/2019	18.512	24.206	1
	12/31/2020	24.206	32.421	1
3.45%
	12/31/2016	N/A	15.643	0
	12/31/2017	15.643	19.480	0
	12/31/2018	19.480	18.413	0
	12/31/2019	18.413	24.064	0
	12/31/2020	24.064	32.215	0
3.55%
	12/31/2016	N/A	15.507	1
	12/31/2017	15.507	19.292	1
	12/31/2018	19.292	18.216	1
	12/31/2019	18.216	23.783	1
	12/31/2020	23.783	31.807	0
AZL Russell 1000 Value Index Fund
1.65%
	12/31/2014	N/A	16.730	1
	12/31/2015	16.730	15.728	1
	12/31/2016	15.728	17.970	24
	12/31/2017	17.970	19.978	19
	12/31/2018	19.978	17.935	17
	12/31/2019	17.935	22.205	17
	12/31/2020	22.205	22.279	12
1.70%
	12/31/2014	N/A	16.691	0
	12/31/2015	16.691	15.684	0
	12/31/2016	15.684	17.910	60
	12/31/2017	17.910	19.901	51
	12/31/2018	19.901	17.858	42
	12/31/2019	17.858	22.097	32
	12/31/2020	22.097	22.160	28
1.75%
	12/31/2014	N/A	16.652	0
	12/31/2015	16.652	15.639	0
	12/31/2016	15.639	17.850	0
	12/31/2017	17.850	19.825	0
	12/31/2018	19.825	17.780	0
	12/31/2019	17.780	21.991	0
	12/31/2020	21.991	22.042	0
1.80%
	12/31/2016	N/A	17.128	22
	12/31/2017	17.128	19.014	18
	12/31/2018	19.014	17.044	17
	12/31/2019	17.044	21.070	16
	12/31/2020	21.070	21.109	16

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2014	N/A	16.536	0
	12/31/2015	16.536	15.507	0
	12/31/2016	15.507	17.672	43
	12/31/2017	17.672	19.598	31
	12/31/2018	19.598	17.551	28
	12/31/2019	17.551	21.674	20
	12/31/2020	21.674	21.692	10
1.95%
	12/31/2014	N/A	16.497	0
	12/31/2015	16.497	15.463	0
	12/31/2016	15.463	17.613	20
	12/31/2017	17.613	19.523	13
	12/31/2018	19.523	17.475	11
	12/31/2019	17.475	21.569	8
	12/31/2020	21.569	21.576	9
2.05%
	12/31/2014	N/A	16.420	0
	12/31/2015	16.420	15.375	0
	12/31/2016	15.375	17.496	0
	12/31/2017	17.496	19.374	0
	12/31/2018	19.374	17.324	0
	12/31/2019	17.324	21.361	0
	12/31/2020	21.361	21.347	0
2.10%
	12/31/2016	N/A	16.685	27
	12/31/2017	16.685	18.467	23
	12/31/2018	18.467	16.504	22
	12/31/2019	16.504	20.341	21
	12/31/2020	20.341	20.317	23
2.15%
	12/31/2016	N/A	16.612	0
	12/31/2017	16.612	18.377	0
	12/31/2018	18.377	16.416	0
	12/31/2019	16.416	20.222	0
	12/31/2020	20.222	20.188	0
2.20%
	12/31/2016	N/A	16.540	3
	12/31/2017	16.540	18.288	3
	12/31/2018	18.288	16.328	2
	12/31/2019	16.328	20.103	0
	12/31/2020	20.103	20.060	0
2.25%
	12/31/2016	N/A	16.468	2
	12/31/2017	16.468	18.199	2
	12/31/2018	18.199	16.240	2
	12/31/2019	16.240	19.986	1
	12/31/2020	19.986	19.932	1
2.30%
	12/31/2016	N/A	16.396	2
	12/31/2017	16.396	18.110	2
	12/31/2018	18.110	16.153	2
	12/31/2019	16.153	19.869	2
	12/31/2020	19.869	19.806	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2016	N/A	16.325	8
	12/31/2017	16.325	18.023	8
	12/31/2018	18.023	16.067	8
	12/31/2019	16.067	19.752	6
	12/31/2020	19.752	19.680	6
2.40%
	12/31/2016	N/A	16.254	0
	12/31/2017	16.254	17.935	0
	12/31/2018	17.935	15.981	0
	12/31/2019	15.981	19.637	0
	12/31/2020	19.637	19.555	0
2.45%
	12/31/2016	N/A	16.183	2
	12/31/2017	16.183	17.848	0
	12/31/2018	17.848	15.895	0
	12/31/2019	15.895	19.522	0
	12/31/2020	19.522	19.431	0
2.50%
	12/31/2016	N/A	16.112	6
	12/31/2017	16.112	17.761	5
	12/31/2018	17.761	15.810	4
	12/31/2019	15.810	19.407	1
	12/31/2020	19.407	19.307	1
2.55%
	12/31/2016	N/A	16.042	0
	12/31/2017	16.042	17.675	0
	12/31/2018	17.675	15.725	0
	12/31/2019	15.725	19.294	0
	12/31/2020	19.294	19.184	0
2.60%
	12/31/2016	N/A	15.972	10
	12/31/2017	15.972	17.589	10
	12/31/2018	17.589	15.641	5
	12/31/2019	15.641	19.181	4
	12/31/2020	19.181	19.063	4
2.65%
	12/31/2016	N/A	15.902	2
	12/31/2017	15.902	17.504	1
	12/31/2018	17.504	15.557	1
	12/31/2019	15.557	19.069	2
	12/31/2020	19.069	18.942	2
2.70%
	12/31/2016	N/A	15.833	3
	12/31/2017	15.833	17.419	3
	12/31/2018	17.419	15.474	3
	12/31/2019	15.474	18.957	5
	12/31/2020	18.957	18.821	3
2.75%
	12/31/2016	N/A	15.764	6
	12/31/2017	15.764	17.334	4
	12/31/2018	17.334	15.391	3
	12/31/2019	15.391	18.846	4
	12/31/2020	18.846	18.702	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2016	N/A	15.695	0
	12/31/2017	15.695	17.250	0
	12/31/2018	17.250	15.309	0
	12/31/2019	15.309	18.736	0
	12/31/2020	18.736	18.583	2
2.85%
	12/31/2016	N/A	15.627	8
	12/31/2017	15.627	17.166	5
	12/31/2018	17.166	15.227	5
	12/31/2019	15.227	18.626	3
	12/31/2020	18.626	18.465	3
2.90%
	12/31/2016	N/A	15.559	9
	12/31/2017	15.559	17.083	7
	12/31/2018	17.083	15.145	7
	12/31/2019	15.145	18.517	6
	12/31/2020	18.517	18.348	4
2.95%
	12/31/2016	N/A	15.491	0
	12/31/2017	15.491	17.000	0
	12/31/2018	17.000	15.064	0
	12/31/2019	15.064	18.409	0
	12/31/2020	18.409	18.231	0
3.00%
	12/31/2016	N/A	15.423	7
	12/31/2017	15.423	16.917	7
	12/31/2018	16.917	14.983	7
	12/31/2019	14.983	18.301	6
	12/31/2020	18.301	18.115	6
3.05%
	12/31/2016	N/A	15.356	0
	12/31/2017	15.356	16.835	0
	12/31/2018	16.835	14.903	0
	12/31/2019	14.903	18.194	0
	12/31/2020	18.194	18.000	0
3.10%
	12/31/2016	N/A	15.289	2
	12/31/2017	15.289	16.753	4
	12/31/2018	16.753	14.823	8
	12/31/2019	14.823	18.087	7
	12/31/2020	18.087	17.886	7
3.15%
	12/31/2016	N/A	15.222	0
	12/31/2017	15.222	16.672	0
	12/31/2018	16.672	14.744	0
	12/31/2019	14.744	17.981	0
	12/31/2020	17.981	17.772	0
3.20%
	12/31/2016	N/A	15.156	0
	12/31/2017	15.156	16.591	14
	12/31/2018	16.591	14.665	12
	12/31/2019	14.665	17.876	11
	12/31/2020	17.876	17.659	11

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2016	N/A	15.090	1
	12/31/2017	15.090	16.511	1
	12/31/2018	16.511	14.586	0
	12/31/2019	14.586	17.772	0
	12/31/2020	17.772	17.547	0
3.30%
	12/31/2016	N/A	15.024	13
	12/31/2017	15.024	16.430	0
	12/31/2018	16.430	14.508	0
	12/31/2019	14.508	17.668	0
	12/31/2020	17.668	17.436	0
3.40%
	12/31/2016	N/A	14.894	2
	12/31/2017	14.894	16.271	0
	12/31/2018	16.271	14.353	0
	12/31/2019	14.353	17.461	0
	12/31/2020	17.461	17.215	0
3.45%
	12/31/2016	N/A	14.829	0
	12/31/2017	14.829	16.192	0
	12/31/2018	16.192	14.276	0
	12/31/2019	14.276	17.359	0
	12/31/2020	17.359	17.106	0
3.55%
	12/31/2016	N/A	14.700	0
	12/31/2017	14.700	16.035	0
	12/31/2018	16.035	14.124	0
	12/31/2019	14.124	17.156	0
	12/31/2020	17.156	16.889	0
AZL S&P 500 Index Fund
1.65%
	12/31/2011	8.412	8.403	88
	12/31/2012	8.403	9.539	140
	12/31/2013	9.539	12.353	157
	12/31/2014	12.353	13.745	136
	12/31/2015	13.745	13.648	122
	12/31/2016	13.648	14.962	80
	12/31/2017	14.962	17.861	64
	12/31/2018	17.861	16.717	56
	12/31/2019	16.717	21.523	50
	12/31/2020	21.523	24.875	32
1.70%
	12/31/2011	8.396	8.383	37
	12/31/2012	8.383	9.512	76
	12/31/2013	9.512	12.312	126
	12/31/2014	12.312	13.692	113
	12/31/2015	13.692	13.589	123
	12/31/2016	13.589	14.890	163
	12/31/2017	14.890	17.766	118
	12/31/2018	17.766	16.620	100
	12/31/2019	16.620	21.387	79
	12/31/2020	21.387	24.705	62

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	8.381	8.364	0
	12/31/2012	8.364	9.485	0
	12/31/2013	9.485	12.271	0
	12/31/2014	12.271	13.640	0
	12/31/2015	13.640	13.530	0
	12/31/2016	13.530	14.818	0
	12/31/2017	14.818	17.672	0
	12/31/2018	17.672	16.523	0
	12/31/2019	16.523	21.252	0
	12/31/2020	21.252	24.537	0
1.80%
	12/31/2011	8.366	8.344	251
	12/31/2012	8.344	9.458	182
	12/31/2013	9.458	12.230	145
	12/31/2014	12.230	13.588	161
	12/31/2015	13.588	13.472	160
	12/31/2016	13.472	14.747	124
	12/31/2017	14.747	17.578	87
	12/31/2018	17.578	16.427	86
	12/31/2019	16.427	21.118	41
	12/31/2020	21.118	24.369	60
1.90%
	12/31/2011	8.335	8.305	33
	12/31/2012	8.305	9.405	50
	12/31/2013	9.405	12.149	83
	12/31/2014	12.149	13.484	96
	12/31/2015	13.484	13.355	86
	12/31/2016	13.355	14.605	116
	12/31/2017	14.605	17.391	73
	12/31/2018	17.391	16.236	62
	12/31/2019	16.236	20.852	57
	12/31/2020	20.852	24.038	40
1.95%
	12/31/2011	8.320	8.286	133
	12/31/2012	8.286	9.378	168
	12/31/2013	9.378	12.108	173
	12/31/2014	12.108	13.432	148
	12/31/2015	13.432	13.298	113
	12/31/2016	13.298	14.534	149
	12/31/2017	14.534	17.299	101
	12/31/2018	17.299	16.142	84
	12/31/2019	16.142	20.720	61
	12/31/2020	20.720	23.874	54
2.05%
	12/31/2011	8.289	8.247	8
	12/31/2012	8.247	9.325	7
	12/31/2013	9.325	12.028	6
	12/31/2014	12.028	13.329	6
	12/31/2015	13.329	13.183	4
	12/31/2016	13.183	14.394	7
	12/31/2017	14.394	17.115	5
	12/31/2018	17.115	15.954	5
	12/31/2019	15.954	20.459	3
	12/31/2020	20.459	23.550	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	8.274	8.228	124
	12/31/2012	8.228	9.298	123
	12/31/2013	9.298	11.987	107
	12/31/2014	11.987	13.278	56
	12/31/2015	13.278	13.126	50
	12/31/2016	13.126	14.325	66
	12/31/2017	14.325	17.024	56
	12/31/2018	17.024	15.861	42
	12/31/2019	15.861	20.329	41
	12/31/2020	20.329	23.389	26
2.15%
	12/31/2011	8.259	8.209	2
	12/31/2012	8.209	9.272	2
	12/31/2013	9.272	11.947	2
	12/31/2014	11.947	13.227	1
	12/31/2015	13.227	13.069	0
	12/31/2016	13.069	14.255	1
	12/31/2017	14.255	16.933	1
	12/31/2018	16.933	15.769	1
	12/31/2019	15.769	20.201	1
	12/31/2020	20.201	23.230	1
2.20%
	12/31/2011	8.234	8.180	32
	12/31/2012	8.180	9.235	30
	12/31/2013	9.235	11.894	13
	12/31/2014	11.894	13.161	11
	12/31/2015	13.161	12.997	3
	12/31/2016	12.997	14.170	7
	12/31/2017	14.170	16.823	6
	12/31/2018	16.823	15.659	5
	12/31/2019	15.659	20.049	1
	12/31/2020	20.049	23.044	1
2.25%
	12/31/2011	8.228	8.171	70
	12/31/2012	8.171	9.219	65
	12/31/2013	9.219	11.868	39
	12/31/2014	11.868	13.126	28
	12/31/2015	13.126	12.956	21
	12/31/2016	12.956	14.118	35
	12/31/2017	14.118	16.753	32
	12/31/2018	16.753	15.586	20
	12/31/2019	15.586	19.946	6
	12/31/2020	19.946	22.914	4
2.30%
	12/31/2011	8.213	8.152	7
	12/31/2012	8.152	9.193	2
	12/31/2013	9.193	11.828	2
	12/31/2014	11.828	13.076	2
	12/31/2015	13.076	12.900	1
	12/31/2016	12.900	14.050	8
	12/31/2017	14.050	16.664	4
	12/31/2018	16.664	15.495	4
	12/31/2019	15.495	19.820	3
	12/31/2020	19.820	22.758	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	8.198	8.133	47
	12/31/2012	8.133	9.167	37
	12/31/2013	9.167	11.789	28
	12/31/2014	11.789	13.026	26
	12/31/2015	13.026	12.844	22
	12/31/2016	12.844	13.982	41
	12/31/2017	13.982	16.575	30
	12/31/2018	16.575	15.405	22
	12/31/2019	15.405	19.695	18
	12/31/2020	19.695	22.603	17
2.40%
	12/31/2011	8.183	8.114	11
	12/31/2012	8.114	9.141	10
	12/31/2013	9.141	11.750	8
	12/31/2014	11.750	12.976	2
	12/31/2015	12.976	12.788	2
	12/31/2016	12.788	13.915	8
	12/31/2017	13.915	16.487	7
	12/31/2018	16.487	15.315	5
	12/31/2019	15.315	19.570	4
	12/31/2020	19.570	22.449	3
2.45%
	12/31/2011	8.168	8.095	3
	12/31/2012	8.095	9.115	2
	12/31/2013	9.115	11.711	4
	12/31/2014	11.711	12.926	2
	12/31/2015	12.926	12.733	1
	12/31/2016	12.733	13.848	12
	12/31/2017	13.848	16.399	7
	12/31/2018	16.399	15.226	2
	12/31/2019	15.226	19.447	2
	12/31/2020	19.447	22.296	2
2.50%
	12/31/2011	8.153	8.076	4
	12/31/2012	8.076	9.090	4
	12/31/2013	9.090	11.671	4
	12/31/2014	11.671	12.877	1
	12/31/2015	12.877	12.678	1
	12/31/2016	12.678	13.781	5
	12/31/2017	13.781	16.312	4
	12/31/2018	16.312	15.137	4
	12/31/2019	15.137	19.324	2
	12/31/2020	19.324	22.144	2
2.55%
	12/31/2011	8.138	8.057	1
	12/31/2012	8.057	9.064	1
	12/31/2013	9.064	11.633	1
	12/31/2014	11.633	12.827	1
	12/31/2015	12.827	12.623	0
	12/31/2016	12.623	13.714	0
	12/31/2017	13.714	16.225	0
	12/31/2018	16.225	15.049	0
	12/31/2019	15.049	19.202	0
	12/31/2020	19.202	21.993	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	8.123	8.038	77
	12/31/2012	8.038	9.038	75
	12/31/2013	9.038	11.594	75
	12/31/2014	11.594	12.778	76
	12/31/2015	12.778	12.568	72
	12/31/2016	12.568	13.648	79
	12/31/2017	13.648	16.139	78
	12/31/2018	16.139	14.962	66
	12/31/2019	14.962	19.080	47
	12/31/2020	19.080	21.843	57
2.65%
	12/31/2011	8.108	8.019	5
	12/31/2012	8.019	9.012	3
	12/31/2013	9.012	11.555	3
	12/31/2014	11.555	12.729	3
	12/31/2015	12.729	12.514	3
	12/31/2016	12.514	13.582	3
	12/31/2017	13.582	16.053	1
	12/31/2018	16.053	14.874	1
	12/31/2019	14.874	18.960	2
	12/31/2020	18.960	21.694	1
2.70%
	12/31/2011	8.093	8.001	8
	12/31/2012	8.001	8.987	8
	12/31/2013	8.987	11.517	7
	12/31/2014	11.517	12.681	6
	12/31/2015	12.681	12.460	6
	12/31/2016	12.460	13.516	7
	12/31/2017	13.516	15.968	7
	12/31/2018	15.968	14.788	6
	12/31/2019	14.788	18.840	6
	12/31/2020	18.840	21.546	4
2.75%
	12/31/2011	8.079	7.982	33
	12/31/2012	7.982	8.961	24
	12/31/2013	8.961	11.478	28
	12/31/2014	11.478	12.632	29
	12/31/2015	12.632	12.406	27
	12/31/2016	12.406	13.451	39
	12/31/2017	13.451	15.883	34
	12/31/2018	15.883	14.702	36
	12/31/2019	14.702	18.721	31
	12/31/2020	18.721	21.399	29
2.80%
	12/31/2011	8.064	7.963	10
	12/31/2012	7.963	8.936	9
	12/31/2013	8.936	11.440	7
	12/31/2014	11.440	12.584	5
	12/31/2015	12.584	12.352	3
	12/31/2016	12.352	13.386	2
	12/31/2017	13.386	15.798	2
	12/31/2018	15.798	14.616	2
	12/31/2019	14.616	18.603	1
	12/31/2020	18.603	21.253	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	8.049	7.945	36
	12/31/2012	7.945	8.911	33
	12/31/2013	8.911	11.402	34
	12/31/2014	11.402	12.535	3
	12/31/2015	12.535	12.299	3
	12/31/2016	12.299	13.322	7
	12/31/2017	13.322	15.714	14
	12/31/2018	15.714	14.531	17
	12/31/2019	14.531	18.485	15
	12/31/2020	18.485	21.108	16
2.90%
	12/31/2011	8.025	7.917	26
	12/31/2012	7.917	8.875	22
	12/31/2013	8.875	11.350	19
	12/31/2014	11.350	12.473	20
	12/31/2015	12.473	12.231	18
	12/31/2016	12.231	13.242	52
	12/31/2017	13.242	15.612	44
	12/31/2018	15.612	14.429	42
	12/31/2019	14.429	18.346	33
	12/31/2020	18.346	20.939	33
2.95%
	12/31/2013	N/A	11.326	0
	12/31/2014	11.326	12.439	0
	12/31/2015	12.439	12.192	0
	12/31/2016	12.192	13.193	0
	12/31/2017	13.193	15.547	0
	12/31/2018	15.547	14.362	0
	12/31/2019	14.362	18.252	0
	12/31/2020	18.252	20.821	0
3.00%
	12/31/2011	8.005	7.889	0
	12/31/2012	7.889	8.835	0
	12/31/2013	8.835	11.288	0
	12/31/2014	11.288	12.392	27
	12/31/2015	12.392	12.140	27
	12/31/2016	12.140	13.130	16
	12/31/2017	13.130	15.464	15
	12/31/2018	15.464	14.279	12
	12/31/2019	14.279	18.137	11
	12/31/2020	18.137	20.679	10
3.05%
	12/31/2011	7.981	7.862	19
	12/31/2012	7.862	8.800	19
	12/31/2013	8.800	11.237	10
	12/31/2014	11.237	12.330	7
	12/31/2015	12.330	12.073	6
	12/31/2016	12.073	13.051	10
	12/31/2017	13.051	15.364	9
	12/31/2018	15.364	14.179	8
	12/31/2019	14.179	18.001	2
	12/31/2020	18.001	20.514	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	11.213	1
	12/31/2014	11.213	12.297	6
	12/31/2015	12.297	12.035	5
	12/31/2016	12.035	13.003	15
	12/31/2017	13.003	15.300	14
	12/31/2018	15.300	14.113	21
	12/31/2019	14.113	17.908	24
	12/31/2020	17.908	20.398	25
3.15%
	12/31/2011	7.961	7.834	0
	12/31/2012	7.834	8.760	0
	12/31/2013	8.760	11.176	0
	12/31/2014	11.176	12.250	0
	12/31/2015	12.250	11.983	1
	12/31/2016	11.983	12.940	8
	12/31/2017	12.940	15.219	9
	12/31/2018	15.219	14.031	9
	12/31/2019	14.031	17.795	8
	12/31/2020	17.795	20.259	6
3.20%
	12/31/2013	N/A	11.853	0
	12/31/2014	11.853	12.985	0
	12/31/2015	12.985	12.696	0
	12/31/2016	12.696	13.704	0
	12/31/2017	13.704	16.108	1
	12/31/2018	16.108	14.843	1
	12/31/2019	14.843	18.816	1
	12/31/2020	18.816	21.411	1
3.25%
	12/31/2013	N/A	11.813	2
	12/31/2014	11.813	12.935	6
	12/31/2015	12.935	12.640	5
	12/31/2016	12.640	13.637	8
	12/31/2017	13.637	16.022	7
	12/31/2018	16.022	14.757	6
	12/31/2019	14.757	18.697	3
	12/31/2020	18.697	21.265	3
3.30%
	12/31/2011	7.917	7.780	0
	12/31/2012	7.780	8.686	0
	12/31/2013	8.686	11.064	0
	12/31/2014	11.064	12.110	1
	12/31/2015	12.110	11.828	0
	12/31/2016	11.828	12.754	6
	12/31/2017	12.754	14.977	6
	12/31/2018	14.977	13.787	5
	12/31/2019	13.787	17.460	4
	12/31/2020	17.460	19.847	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	11.695	0
	12/31/2014	11.695	12.787	2
	12/31/2015	12.787	12.477	6
	12/31/2016	12.477	13.441	10
	12/31/2017	13.441	15.767	12
	12/31/2018	15.767	14.500	10
	12/31/2019	14.500	18.344	11
	12/31/2020	18.344	20.832	10
3.45%
	12/31/2013	N/A	11.656	0
	12/31/2014	11.656	12.738	0
	12/31/2015	12.738	12.423	0
	12/31/2016	12.423	13.376	0
	12/31/2017	13.376	15.683	0
	12/31/2018	15.683	14.415	0
	12/31/2019	14.415	18.228	0
	12/31/2020	18.228	20.690	0
3.55%
	12/31/2013	N/A	11.578	8
	12/31/2014	11.578	12.640	9
	12/31/2015	12.640	12.315	8
	12/31/2016	12.315	13.247	14
	12/31/2017	13.247	15.517	7
	12/31/2018	15.517	14.248	7
	12/31/2019	14.248	17.998	7
	12/31/2020	17.998	20.409	8
AZL Small Cap Stock Index Fund
1.65%
	12/31/2011	9.589	9.460	6
	12/31/2012	9.460	10.776	13
	12/31/2013	10.776	14.905	10
	12/31/2014	14.905	15.428	14
	12/31/2015	15.428	14.797	9
	12/31/2016	14.797	18.297	29
	12/31/2017	18.297	20.292	22
	12/31/2018	20.292	18.176	20
	12/31/2019	18.176	21.847	19
	12/31/2020	21.847	23.790	16
1.70%
	12/31/2011	9.571	9.438	18
	12/31/2012	9.438	10.746	29
	12/31/2013	10.746	14.855	21
	12/31/2014	14.855	15.369	20
	12/31/2015	15.369	14.733	15
	12/31/2016	14.733	18.209	56
	12/31/2017	18.209	20.184	46
	12/31/2018	20.184	18.071	37
	12/31/2019	18.071	21.709	30
	12/31/2020	21.709	23.627	28

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	9.554	9.416	0
	12/31/2012	9.416	10.715	0
	12/31/2013	10.715	14.806	0
	12/31/2014	14.806	15.310	0
	12/31/2015	15.310	14.669	0
	12/31/2016	14.669	18.121	0
	12/31/2017	18.121	20.077	0
	12/31/2018	20.077	17.965	0
	12/31/2019	17.965	21.572	0
	12/31/2020	21.572	23.466	0
1.80%
	12/31/2011	9.536	9.394	40
	12/31/2012	9.394	10.685	19
	12/31/2013	10.685	14.756	15
	12/31/2014	14.756	15.252	10
	12/31/2015	15.252	14.606	11
	12/31/2016	14.606	18.034	30
	12/31/2017	18.034	19.970	24
	12/31/2018	19.970	17.861	21
	12/31/2019	17.861	21.435	19
	12/31/2020	21.435	23.306	20
1.90%
	12/31/2011	9.501	9.350	13
	12/31/2012	9.350	10.624	15
	12/31/2013	10.624	14.658	67
	12/31/2014	14.658	15.135	11
	12/31/2015	15.135	14.480	10
	12/31/2016	14.480	17.860	38
	12/31/2017	17.860	19.758	30
	12/31/2018	19.758	17.653	25
	12/31/2019	17.653	21.165	19
	12/31/2020	21.165	22.990	15
1.95%
	12/31/2011	9.484	9.329	20
	12/31/2012	9.329	10.594	41
	12/31/2013	10.594	14.609	35
	12/31/2014	14.609	15.077	32
	12/31/2015	15.077	14.417	28
	12/31/2016	14.417	17.774	37
	12/31/2017	17.774	19.653	27
	12/31/2018	19.653	17.551	25
	12/31/2019	17.551	21.031	21
	12/31/2020	21.031	22.833	20
2.05%
	12/31/2011	9.449	9.285	5
	12/31/2012	9.285	10.534	4
	12/31/2013	10.534	14.512	3
	12/31/2014	14.512	14.962	2
	12/31/2015	14.962	14.293	1
	12/31/2016	14.293	17.602	3
	12/31/2017	17.602	19.444	2
	12/31/2018	19.444	17.347	2
	12/31/2019	17.347	20.766	2
	12/31/2020	20.766	22.523	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	9.432	9.263	23
	12/31/2012	9.263	10.504	20
	12/31/2013	10.504	14.464	16
	12/31/2014	14.464	14.904	10
	12/31/2015	14.904	14.231	10
	12/31/2016	14.231	17.517	40
	12/31/2017	17.517	19.341	32
	12/31/2018	19.341	17.246	26
	12/31/2019	17.246	20.635	28
	12/31/2020	20.635	22.369	20
2.15%
	12/31/2011	9.415	9.242	1
	12/31/2012	9.242	10.474	1
	12/31/2013	10.474	14.416	1
	12/31/2014	14.416	14.847	1
	12/31/2015	14.847	14.169	0
	12/31/2016	14.169	17.433	1
	12/31/2017	17.433	19.238	1
	12/31/2018	19.238	17.145	1
	12/31/2019	17.145	20.505	1
	12/31/2020	20.505	22.216	1
2.20%
	12/31/2011	9.386	9.209	6
	12/31/2012	9.209	10.432	6
	12/31/2013	10.432	14.350	1
	12/31/2014	14.350	14.773	1
	12/31/2015	14.773	14.091	1
	12/31/2016	14.091	17.328	2
	12/31/2017	17.328	19.113	2
	12/31/2018	19.113	17.025	2
	12/31/2019	17.025	20.351	0
	12/31/2020	20.351	22.039	0
2.25%
	12/31/2011	9.380	9.199	8
	12/31/2012	9.199	10.415	11
	12/31/2013	10.415	14.320	5
	12/31/2014	14.320	14.734	4
	12/31/2015	14.734	14.047	3
	12/31/2016	14.047	17.265	11
	12/31/2017	17.265	19.034	10
	12/31/2018	19.034	16.946	9
	12/31/2019	16.946	20.246	2
	12/31/2020	20.246	21.915	1
2.30%
	12/31/2011	9.363	9.177	3
	12/31/2012	9.177	10.386	3
	12/31/2013	10.386	14.272	4
	12/31/2014	14.272	14.677	3
	12/31/2015	14.677	13.986	2
	12/31/2016	13.986	17.182	3
	12/31/2017	17.182	18.932	2
	12/31/2018	18.932	16.847	2
	12/31/2019	16.847	20.118	2
	12/31/2020	20.118	21.765	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	9.346	9.156	7
	12/31/2012	9.156	10.356	5
	12/31/2013	10.356	14.224	4
	12/31/2014	14.224	14.621	8
	12/31/2015	14.621	13.925	7
	12/31/2016	13.925	17.099	12
	12/31/2017	17.099	18.831	11
	12/31/2018	18.831	16.749	9
	12/31/2019	16.749	19.991	7
	12/31/2020	19.991	21.617	11
2.40%
	12/31/2011	9.328	9.134	4
	12/31/2012	9.134	10.327	3
	12/31/2013	10.327	14.177	2
	12/31/2014	14.177	14.565	2
	12/31/2015	14.565	13.865	2
	12/31/2016	13.865	17.016	3
	12/31/2017	17.016	18.731	2
	12/31/2018	18.731	16.652	2
	12/31/2019	16.652	19.865	2
	12/31/2020	19.865	21.469	1
2.45%
	12/31/2011	9.311	9.113	0
	12/31/2012	9.113	10.298	0
	12/31/2013	10.298	14.130	2
	12/31/2014	14.130	14.509	1
	12/31/2015	14.509	13.805	0
	12/31/2016	13.805	16.934	10
	12/31/2017	16.934	18.631	7
	12/31/2018	18.631	16.555	5
	12/31/2019	16.555	19.739	4
	12/31/2020	19.739	21.323	1
2.50%
	12/31/2011	9.294	9.092	1
	12/31/2012	9.092	10.268	1
	12/31/2013	10.268	14.083	1
	12/31/2014	14.083	14.454	0
	12/31/2015	14.454	13.745	1
	12/31/2016	13.745	16.852	2
	12/31/2017	16.852	18.532	1
	12/31/2018	18.532	16.458	1
	12/31/2019	16.458	19.615	1
	12/31/2020	19.615	21.178	1
2.55%
	12/31/2011	9.277	9.071	5
	12/31/2012	9.071	10.239	5
	12/31/2013	10.239	14.036	5
	12/31/2014	14.036	14.398	5
	12/31/2015	14.398	13.686	4
	12/31/2016	13.686	16.771	3
	12/31/2017	16.771	18.434	3
	12/31/2018	18.434	16.363	3
	12/31/2019	16.363	19.491	3
	12/31/2020	19.491	21.033	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	9.260	9.050	8
	12/31/2012	9.050	10.210	7
	12/31/2013	10.210	13.989	10
	12/31/2014	13.989	14.343	15
	12/31/2015	14.343	13.626	13
	12/31/2016	13.626	16.690	41
	12/31/2017	16.690	18.335	40
	12/31/2018	18.335	16.267	31
	12/31/2019	16.267	19.367	28
	12/31/2020	19.367	20.890	31
2.65%
	12/31/2011	9.243	9.028	0
	12/31/2012	9.028	10.181	0
	12/31/2013	10.181	13.942	0
	12/31/2014	13.942	14.288	0
	12/31/2015	14.288	13.567	0
	12/31/2016	13.567	16.609	1
	12/31/2017	16.609	18.238	1
	12/31/2018	18.238	16.173	1
	12/31/2019	16.173	19.245	2
	12/31/2020	19.245	20.747	3
2.70%
	12/31/2011	9.226	9.007	4
	12/31/2012	9.007	10.152	4
	12/31/2013	10.152	13.896	3
	12/31/2014	13.896	14.233	3
	12/31/2015	14.233	13.509	0
	12/31/2016	13.509	16.529	1
	12/31/2017	16.529	18.141	1
	12/31/2018	18.141	16.078	1
	12/31/2019	16.078	19.123	2
	12/31/2020	19.123	20.606	2
2.75%
	12/31/2011	9.209	8.986	8
	12/31/2012	8.986	10.124	8
	12/31/2013	10.124	13.849	5
	12/31/2014	13.849	14.179	3
	12/31/2015	14.179	13.450	3
	12/31/2016	13.450	16.449	12
	12/31/2017	16.449	18.044	11
	12/31/2018	18.044	15.985	7
	12/31/2019	15.985	19.002	8
	12/31/2020	19.002	20.465	6
2.80%
	12/31/2011	9.192	8.965	12
	12/31/2012	8.965	10.095	11
	12/31/2013	10.095	13.803	9
	12/31/2014	13.803	14.125	9
	12/31/2015	14.125	13.392	8
	12/31/2016	13.392	16.370	7
	12/31/2017	16.370	17.948	7
	12/31/2018	17.948	15.892	3
	12/31/2019	15.892	18.882	3
	12/31/2020	18.882	20.326	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	9.175	8.944	0
	12/31/2012	8.944	10.066	0
	12/31/2013	10.066	13.757	0
	12/31/2014	13.757	14.070	1
	12/31/2015	14.070	13.334	1
	12/31/2016	13.334	16.291	10
	12/31/2017	16.291	17.853	10
	12/31/2018	17.853	15.799	10
	12/31/2019	15.799	18.763	10
	12/31/2020	18.763	20.187	10
2.90%
	12/31/2011	9.148	8.913	8
	12/31/2012	8.913	10.026	8
	12/31/2013	10.026	13.695	7
	12/31/2014	13.695	14.000	4
	12/31/2015	14.000	13.261	4
	12/31/2016	13.261	16.193	9
	12/31/2017	16.193	17.737	6
	12/31/2018	17.737	15.689	5
	12/31/2019	15.689	18.622	4
	12/31/2020	18.622	20.026	3
2.95%
	12/31/2013	N/A	13.666	0
	12/31/2014	13.666	13.963	0
	12/31/2015	13.963	13.219	0
	12/31/2016	13.219	16.134	1
	12/31/2017	16.134	17.663	1
	12/31/2018	17.663	15.616	0
	12/31/2019	15.616	18.527	0
	12/31/2020	18.527	19.913	0
3.00%
	12/31/2011	9.125	8.882	1
	12/31/2012	8.882	9.981	1
	12/31/2013	9.981	13.620	1
	12/31/2014	13.620	13.909	1
	12/31/2015	13.909	13.162	1
	12/31/2016	13.162	16.056	4
	12/31/2017	16.056	17.569	4
	12/31/2018	17.569	15.525	2
	12/31/2019	15.525	18.409	2
	12/31/2020	18.409	19.777	1
3.05%
	12/31/2011	9.097	8.851	0
	12/31/2012	8.851	9.941	0
	12/31/2013	9.941	13.559	0
	12/31/2014	13.559	13.840	0
	12/31/2015	13.840	13.089	0
	12/31/2016	13.089	15.960	2
	12/31/2017	15.960	17.455	4
	12/31/2018	17.455	15.416	8
	12/31/2019	15.416	18.271	8
	12/31/2020	18.271	19.619	8

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	13.529	2
	12/31/2014	13.529	13.803	6
	12/31/2015	13.803	13.048	4
	12/31/2016	13.048	15.902	17
	12/31/2017	15.902	17.382	16
	12/31/2018	17.382	15.344	19
	12/31/2019	15.344	18.177	16
	12/31/2020	18.177	19.508	16
3.15%
	12/31/2011	9.075	8.820	0
	12/31/2012	8.820	9.896	0
	12/31/2013	9.896	13.484	0
	12/31/2014	13.484	13.750	0
	12/31/2015	13.750	12.991	0
	12/31/2016	12.991	15.825	6
	12/31/2017	15.825	17.290	6
	12/31/2018	17.290	15.255	6
	12/31/2019	15.255	18.063	6
	12/31/2020	18.063	19.375	5
3.20%
	12/31/2013	N/A	14.195	0
	12/31/2014	14.195	14.467	0
	12/31/2015	14.467	13.662	0
	12/31/2016	13.662	16.634	0
	12/31/2017	16.634	18.165	3
	12/31/2018	18.165	16.019	3
	12/31/2019	16.019	18.957	3
	12/31/2020	18.957	20.325	2
3.25%
	12/31/2013	N/A	14.148	1
	12/31/2014	14.148	14.412	4
	12/31/2015	14.412	13.603	3
	12/31/2016	13.603	16.553	4
	12/31/2017	16.553	18.068	4
	12/31/2018	18.068	15.925	2
	12/31/2019	15.925	18.837	1
	12/31/2020	18.837	20.186	1
3.30%
	12/31/2011	9.025	8.758	0
	12/31/2012	8.758	9.812	0
	12/31/2013	9.812	13.350	0
	12/31/2014	13.350	13.593	3
	12/31/2015	13.593	12.823	3
	12/31/2016	12.823	15.597	3
	12/31/2017	15.597	17.015	1
	12/31/2018	17.015	14.990	1
	12/31/2019	14.990	17.722	1
	12/31/2020	17.722	18.982	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	14.006	0
	12/31/2014	14.006	14.247	2
	12/31/2015	14.247	13.427	3
	12/31/2016	13.427	16.314	3
	12/31/2017	16.314	17.780	3
	12/31/2018	17.780	15.648	4
	12/31/2019	15.648	18.482	5
	12/31/2020	18.482	19.776	5
3.45%
	12/31/2013	N/A	13.959	0
	12/31/2014	13.959	14.192	0
	12/31/2015	14.192	13.369	0
	12/31/2016	13.369	16.236	0
	12/31/2017	16.236	17.686	0
	12/31/2018	17.686	15.557	0
	12/31/2019	15.557	18.365	0
	12/31/2020	18.365	19.641	0
3.55%
	12/31/2013	N/A	13.866	0
	12/31/2014	13.866	14.083	0
	12/31/2015	14.083	13.253	0
	12/31/2016	13.253	16.079	4
	12/31/2017	16.079	17.498	1
	12/31/2018	17.498	15.376	1
	12/31/2019	15.376	18.133	1
	12/31/2020	18.133	19.373	1
AZL T. Rowe Price Capital Appreciation Fund
1.65%
	12/31/2011	11.163	10.520	23
	12/31/2012	10.520	11.622	32
	12/31/2013	11.622	14.855	35
	12/31/2014	14.855	16.332	31
	12/31/2015	16.332	16.878	51
	12/31/2016	16.878	17.904	41
	12/31/2017	17.904	20.261	21
	12/31/2018	20.261	20.002	19
	12/31/2019	20.002	24.472	12
	12/31/2020	24.472	28.277	8
1.70%
	12/31/2011	11.112	10.467	49
	12/31/2012	10.467	11.557	65
	12/31/2013	11.557	14.765	80
	12/31/2014	14.765	16.225	67
	12/31/2015	16.225	16.759	57
	12/31/2016	16.759	17.768	59
	12/31/2017	17.768	20.097	65
	12/31/2018	20.097	19.831	59
	12/31/2019	19.831	24.250	41
	12/31/2020	24.250	28.007	28

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	11.053	10.405	2
	12/31/2012	10.405	11.484	2
	12/31/2013	11.484	14.663	1
	12/31/2014	14.663	16.105	0
	12/31/2015	16.105	16.628	0
	12/31/2016	16.628	17.620	0
	12/31/2017	17.620	19.920	0
	12/31/2018	19.920	19.646	0
	12/31/2019	19.646	24.012	0
	12/31/2020	24.012	27.718	0
1.80%
	12/31/2011	11.011	10.361	56
	12/31/2012	10.361	11.429	51
	12/31/2013	11.429	14.586	41
	12/31/2014	14.586	16.013	36
	12/31/2015	16.013	16.524	28
	12/31/2016	16.524	17.501	15
	12/31/2017	17.501	19.775	22
	12/31/2018	19.775	19.494	24
	12/31/2019	19.494	23.814	15
	12/31/2020	23.814	27.476	20
1.90%
	12/31/2011	10.910	10.256	8
	12/31/2012	10.256	11.302	9
	12/31/2013	11.302	14.410	16
	12/31/2014	14.410	15.803	6
	12/31/2015	15.803	16.291	12
	12/31/2016	16.291	17.237	5
	12/31/2017	17.237	19.458	23
	12/31/2018	19.458	19.161	19
	12/31/2019	19.161	23.385	19
	12/31/2020	23.385	26.953	21
1.95%
	12/31/2011	10.860	10.204	53
	12/31/2012	10.204	11.239	62
	12/31/2013	11.239	14.322	50
	12/31/2014	14.322	15.699	45
	12/31/2015	15.699	16.176	43
	12/31/2016	16.176	17.107	24
	12/31/2017	17.107	19.301	19
	12/31/2018	19.301	18.998	14
	12/31/2019	18.998	23.173	8
	12/31/2020	23.173	26.696	6
2.05%
	12/31/2011	10.762	10.101	13
	12/31/2012	10.101	11.114	12
	12/31/2013	11.114	14.149	9
	12/31/2014	14.149	15.494	8
	12/31/2015	15.494	15.949	4
	12/31/2016	15.949	16.850	2
	12/31/2017	16.850	18.992	1
	12/31/2018	18.992	18.675	1
	12/31/2019	18.675	22.757	1
	12/31/2020	22.757	26.190	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	10.712	10.050	91
	12/31/2012	10.050	11.052	85
	12/31/2013	11.052	14.063	75
	12/31/2014	14.063	15.392	45
	12/31/2015	15.392	15.836	36
	12/31/2016	15.836	16.722	32
	12/31/2017	16.722	18.839	28
	12/31/2018	18.839	18.514	22
	12/31/2019	18.514	22.550	21
	12/31/2020	22.550	25.939	19
2.15%
	12/31/2011	10.664	9.999	1
	12/31/2012	9.999	10.991	1
	12/31/2013	10.991	13.978	1
	12/31/2014	13.978	15.292	1
	12/31/2015	15.292	15.725	1
	12/31/2016	15.725	16.597	1
	12/31/2017	16.597	18.688	1
	12/31/2018	18.688	18.357	1
	12/31/2019	18.357	22.347	1
	12/31/2020	22.347	25.693	1
2.20%
	12/31/2011	10.429	9.774	8
	12/31/2012	9.774	10.738	6
	12/31/2013	10.738	13.650	5
	12/31/2014	13.650	14.925	5
	12/31/2015	14.925	15.340	7
	12/31/2016	15.340	16.183	6
	12/31/2017	16.183	18.213	3
	12/31/2018	18.213	17.881	3
	12/31/2019	17.881	21.757	1
	12/31/2020	21.757	25.002	1
2.25%
	12/31/2011	10.566	9.898	10
	12/31/2012	9.898	10.868	11
	12/31/2013	10.868	13.809	9
	12/31/2014	13.809	15.091	8
	12/31/2015	15.091	15.503	8
	12/31/2016	15.503	16.346	7
	12/31/2017	16.346	18.387	7
	12/31/2018	18.387	18.044	4
	12/31/2019	18.044	21.943	3
	12/31/2020	21.943	25.204	1
2.30%
	12/31/2011	10.517	9.847	9
	12/31/2012	9.847	10.808	4
	12/31/2013	10.808	13.725	3
	12/31/2014	13.725	14.992	3
	12/31/2015	14.992	15.393	2
	12/31/2016	15.393	16.222	1
	12/31/2017	16.222	18.239	1
	12/31/2018	18.239	17.889	1
	12/31/2019	17.889	21.745	0
	12/31/2020	21.745	24.963	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	10.469	9.797	43
	12/31/2012	9.797	10.748	42
	12/31/2013	10.748	13.642	32
	12/31/2014	13.642	14.894	21
	12/31/2015	14.894	15.284	20
	12/31/2016	15.284	16.100	18
	12/31/2017	16.100	18.092	20
	12/31/2018	18.092	17.736	15
	12/31/2019	17.736	21.548	15
	12/31/2020	21.548	24.725	5
2.40%
	12/31/2011	10.421	9.748	25
	12/31/2012	9.748	10.688	21
	12/31/2013	10.688	13.559	18
	12/31/2014	13.559	14.796	7
	12/31/2015	14.796	15.177	9
	12/31/2016	15.177	15.978	9
	12/31/2017	15.978	17.947	16
	12/31/2018	17.947	17.585	14
	12/31/2019	17.585	21.353	2
	12/31/2020	21.353	24.489	3
2.45%
	12/31/2011	10.374	9.698	18
	12/31/2012	9.698	10.628	18
	12/31/2013	10.628	13.477	9
	12/31/2014	13.477	14.699	7
	12/31/2015	14.699	15.069	5
	12/31/2016	15.069	15.857	6
	12/31/2017	15.857	17.802	4
	12/31/2018	17.802	17.434	2
	12/31/2019	17.434	21.160	0
	12/31/2020	21.160	24.255	0
2.50%
	12/31/2011	10.326	9.649	26
	12/31/2012	9.649	10.569	27
	12/31/2013	10.569	13.395	19
	12/31/2014	13.395	14.602	6
	12/31/2015	14.602	14.963	13
	12/31/2016	14.963	15.738	12
	12/31/2017	15.738	17.659	19
	12/31/2018	17.659	17.285	12
	12/31/2019	17.285	20.969	9
	12/31/2020	20.969	24.024	4
2.55%
	12/31/2011	10.279	9.600	1
	12/31/2012	9.600	10.510	1
	12/31/2013	10.510	13.314	1
	12/31/2014	13.314	14.506	0
	12/31/2015	14.506	14.857	0
	12/31/2016	14.857	15.619	0
	12/31/2017	15.619	17.517	0
	12/31/2018	17.517	17.137	0
	12/31/2019	17.137	20.779	0
	12/31/2020	20.779	23.794	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	10.232	9.552	32
	12/31/2012	9.552	10.452	31
	12/31/2013	10.452	13.233	19
	12/31/2014	13.233	14.411	32
	12/31/2015	14.411	14.752	44
	12/31/2016	14.752	15.501	73
	12/31/2017	15.501	17.376	81
	12/31/2018	17.376	16.991	81
	12/31/2019	16.991	20.591	73
	12/31/2020	20.591	23.567	68
2.65%
	12/31/2011	10.185	9.503	3
	12/31/2012	9.503	10.394	3
	12/31/2013	10.394	13.152	3
	12/31/2014	13.152	14.316	1
	12/31/2015	14.316	14.648	3
	12/31/2016	14.648	15.383	5
	12/31/2017	15.383	17.236	6
	12/31/2018	17.236	16.846	6
	12/31/2019	16.846	20.405	5
	12/31/2020	20.405	23.343	2
2.70%
	12/31/2011	10.139	9.455	0
	12/31/2012	9.455	10.336	0
	12/31/2013	10.336	13.073	0
	12/31/2014	13.073	14.223	0
	12/31/2015	14.223	14.545	0
	12/31/2016	14.545	15.267	0
	12/31/2017	15.267	17.097	0
	12/31/2018	17.097	16.702	6
	12/31/2019	16.702	20.220	0
	12/31/2020	20.220	23.120	0
2.75%
	12/31/2011	10.092	9.407	12
	12/31/2012	9.407	10.278	12
	12/31/2013	10.278	12.993	19
	12/31/2014	12.993	14.129	18
	12/31/2015	14.129	14.442	25
	12/31/2016	14.442	15.152	31
	12/31/2017	15.152	16.959	31
	12/31/2018	16.959	16.559	29
	12/31/2019	16.559	20.037	26
	12/31/2020	20.037	22.899	20
2.80%
	12/31/2011	10.046	9.359	23
	12/31/2012	9.359	10.221	22
	12/31/2013	10.221	12.915	19
	12/31/2014	12.915	14.036	15
	12/31/2015	14.036	14.340	16
	12/31/2016	14.340	15.037	15
	12/31/2017	15.037	16.823	15
	12/31/2018	16.823	16.417	12
	12/31/2019	16.417	19.856	13
	12/31/2020	19.856	22.681	8

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	10.000	9.312	0
	12/31/2012	9.312	10.164	0
	12/31/2013	10.164	12.836	6
	12/31/2014	12.836	13.944	17
	12/31/2015	13.944	14.239	19
	12/31/2016	14.239	14.924	36
	12/31/2017	14.924	16.687	31
	12/31/2018	16.687	16.277	37
	12/31/2019	16.277	19.676	49
	12/31/2020	19.676	22.464	45
2.90%
	12/31/2011	9.781	9.103	10
	12/31/2012	9.103	9.931	9
	12/31/2013	9.931	12.536	8
	12/31/2014	12.536	13.611	16
	12/31/2015	13.611	13.892	15
	12/31/2016	13.892	14.553	15
	12/31/2017	14.553	16.264	34
	12/31/2018	16.264	15.856	32
	12/31/2019	15.856	19.158	30
	12/31/2020	19.158	21.862	19
2.95%
	12/31/2013	N/A	12.681	0
	12/31/2014	12.681	13.762	1
	12/31/2015	13.762	14.039	1
	12/31/2016	14.039	14.699	1
	12/31/2017	14.699	16.420	0
	12/31/2018	16.420	16.000	0
	12/31/2019	16.000	19.322	0
	12/31/2020	19.322	22.037	0
3.00%
	12/31/2011	9.864	9.172	0
	12/31/2012	9.172	9.996	0
	12/31/2013	9.996	12.605	4
	12/31/2014	12.605	13.673	14
	12/31/2015	13.673	13.941	14
	12/31/2016	13.941	14.589	31
	12/31/2017	14.589	16.289	27
	12/31/2018	16.289	15.864	25
	12/31/2019	15.864	19.149	14
	12/31/2020	19.149	21.829	19
3.05%
	12/31/2011	9.647	8.965	1
	12/31/2012	8.965	9.766	1
	12/31/2013	9.766	12.309	1
	12/31/2014	12.309	13.345	1
	12/31/2015	13.345	13.600	1
	12/31/2016	13.600	14.225	1
	12/31/2017	14.225	15.875	8
	12/31/2018	15.875	15.453	1
	12/31/2019	15.453	18.643	1
	12/31/2020	18.643	21.242	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	12.452	7
	12/31/2014	12.452	13.493	12
	12/31/2015	13.493	13.744	11
	12/31/2016	13.744	14.369	10
	12/31/2017	14.369	16.027	12
	12/31/2018	16.027	15.593	13
	12/31/2019	15.593	18.803	15
	12/31/2020	18.803	21.413	17
3.15%
	12/31/2011	9.730	9.033	0
	12/31/2012	9.033	9.830	0
	12/31/2013	9.830	12.376	0
	12/31/2014	12.376	13.404	2
	12/31/2015	13.404	13.647	6
	12/31/2016	13.647	14.260	5
	12/31/2017	14.260	15.898	5
	12/31/2018	15.898	15.460	4
	12/31/2019	15.460	18.633	4
	12/31/2020	18.633	21.209	3
3.20%
	12/31/2013	N/A	13.431	0
	12/31/2014	13.431	14.540	0
	12/31/2015	14.540	14.795	0
	12/31/2016	14.795	15.452	0
	12/31/2017	15.452	17.218	2
	12/31/2018	17.218	16.735	1
	12/31/2019	16.735	20.160	1
	12/31/2020	20.160	22.936	1
3.25%
	12/31/2013	N/A	13.349	1
	12/31/2014	13.349	14.444	2
	12/31/2015	14.444	14.690	2
	12/31/2016	14.690	15.335	2
	12/31/2017	15.335	17.079	2
	12/31/2018	17.079	16.592	1
	12/31/2019	16.592	19.978	0
	12/31/2020	19.978	22.717	0
3.30%
	12/31/2011	9.597	8.896	0
	12/31/2012	8.896	9.667	0
	12/31/2013	9.667	12.153	0
	12/31/2014	12.153	13.143	1
	12/31/2015	13.143	13.361	1
	12/31/2016	13.361	13.940	4
	12/31/2017	13.940	15.518	3
	12/31/2018	15.518	15.068	3
	12/31/2019	15.068	18.133	3
	12/31/2020	18.133	20.609	6

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	13.108	0
	12/31/2014	13.108	14.161	2
	12/31/2015	14.161	14.381	7
	12/31/2016	14.381	14.990	8
	12/31/2017	14.990	16.670	4
	12/31/2018	16.670	16.170	4
	12/31/2019	16.170	19.440	3
	12/31/2020	19.440	22.072	2
3.45%
	12/31/2013	N/A	13.028	0
	12/31/2014	13.028	14.068	0
	12/31/2015	14.068	14.280	0
	12/31/2016	14.280	14.877	0
	12/31/2017	14.877	16.536	0
	12/31/2018	16.536	16.032	0
	12/31/2019	16.032	19.264	0
	12/31/2020	19.264	21.862	0
3.55%
	12/31/2013	N/A	12.870	0
	12/31/2014	12.870	13.884	0
	12/31/2015	13.884	14.078	0
	12/31/2016	14.078	14.653	0
	12/31/2017	14.653	16.270	15
	12/31/2018	16.270	15.759	15
	12/31/2019	15.759	18.917	14
	12/31/2020	18.917	21.446	2
BlackRock Global Allocation V.I. Fund
1.65%
	12/31/2011	10.152	9.623	1,947
	12/31/2012	9.623	10.408	2,129
	12/31/2013	10.408	11.714	2,002
	12/31/2014	11.714	11.745	1,839
	12/31/2015	11.745	11.437	1,626
	12/31/2016	11.437	11.678	1,441
	12/31/2017	11.678	13.062	1,192
	12/31/2018	13.062	11.873	980
	12/31/2019	11.873	13.752	875
	12/31/2020	13.752	16.328	758
1.70%
	12/31/2011	10.139	9.605	944
	12/31/2012	9.605	10.384	1,181
	12/31/2013	10.384	11.680	1,255
	12/31/2014	11.680	11.705	1,167
	12/31/2015	11.705	11.393	1,012
	12/31/2016	11.393	11.627	915
	12/31/2017	11.627	12.999	797
	12/31/2018	12.999	11.810	709
	12/31/2019	11.810	13.672	575
	12/31/2020	13.672	16.225	462

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	10.125	9.588	31
	12/31/2012	9.588	10.360	33
	12/31/2013	10.360	11.647	30
	12/31/2014	11.647	11.666	36
	12/31/2015	11.666	11.349	28
	12/31/2016	11.349	11.577	25
	12/31/2017	11.577	12.936	30
	12/31/2018	12.936	11.747	30
	12/31/2019	11.747	13.593	29
	12/31/2020	13.593	16.122	27
1.80%
	12/31/2011	10.112	9.570	137
	12/31/2012	9.570	10.335	142
	12/31/2013	10.335	11.614	108
	12/31/2014	11.614	11.628	87
	12/31/2015	11.628	11.306	69
	12/31/2016	11.306	11.527	56
	12/31/2017	11.527	12.873	39
	12/31/2018	12.873	11.684	38
	12/31/2019	11.684	13.514	38
	12/31/2020	13.514	16.020	34
1.90%
	12/31/2011	10.085	9.535	657
	12/31/2012	9.535	10.287	647
	12/31/2013	10.287	11.549	602
	12/31/2014	11.549	11.550	531
	12/31/2015	11.550	11.219	499
	12/31/2016	11.219	11.427	474
	12/31/2017	11.427	12.750	423
	12/31/2018	12.750	11.560	389
	12/31/2019	11.560	13.357	315
	12/31/2020	13.357	15.818	259
1.95%
	12/31/2011	10.071	9.518	855
	12/31/2012	9.518	10.263	943
	12/31/2013	10.263	11.516	946
	12/31/2014	11.516	11.512	858
	12/31/2015	11.512	11.176	730
	12/31/2016	11.176	11.378	647
	12/31/2017	11.378	12.688	537
	12/31/2018	12.688	11.499	431
	12/31/2019	11.499	13.279	363
	12/31/2020	13.279	15.718	314
2.05%
	12/31/2011	10.044	9.483	51
	12/31/2012	9.483	10.215	73
	12/31/2013	10.215	11.451	74
	12/31/2014	11.451	11.435	71
	12/31/2015	11.435	11.091	65
	12/31/2016	11.091	11.279	55
	12/31/2017	11.279	12.566	42
	12/31/2018	12.566	11.377	19
	12/31/2019	11.377	13.125	18
	12/31/2020	13.125	15.520	17

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	10.031	9.465	172
	12/31/2012	9.465	10.191	172
	12/31/2013	10.191	11.418	151
	12/31/2014	11.418	11.397	56
	12/31/2015	11.397	11.048	54
	12/31/2016	11.048	11.230	48
	12/31/2017	11.230	12.505	38
	12/31/2018	12.505	11.316	32
	12/31/2019	11.316	13.048	25
	12/31/2020	13.048	15.422	16
2.15%
	12/31/2011	10.018	9.448	5
	12/31/2012	9.448	10.168	6
	12/31/2013	10.168	11.386	5
	12/31/2014	11.386	11.359	4
	12/31/2015	11.359	11.006	2
	12/31/2016	11.006	11.182	2
	12/31/2017	11.182	12.445	2
	12/31/2018	12.445	11.256	2
	12/31/2019	11.256	12.972	0
	12/31/2020	12.972	15.325	0
2.20%
	12/31/2011	10.004	9.431	44
	12/31/2012	9.431	10.144	42
	12/31/2013	10.144	11.354	31
	12/31/2014	11.354	11.321	30
	12/31/2015	11.321	10.964	25
	12/31/2016	10.964	11.133	18
	12/31/2017	11.133	12.385	17
	12/31/2018	12.385	11.196	13
	12/31/2019	11.196	12.897	8
	12/31/2020	12.897	15.228	7
2.25%
	12/31/2011	9.991	9.414	64
	12/31/2012	9.414	10.120	70
	12/31/2013	10.120	11.321	70
	12/31/2014	11.321	11.283	31
	12/31/2015	11.283	10.922	24
	12/31/2016	10.922	11.085	19
	12/31/2017	11.085	12.325	15
	12/31/2018	12.325	11.136	5
	12/31/2019	11.136	12.822	4
	12/31/2020	12.822	15.132	4
2.30%
	12/31/2011	9.978	9.396	30
	12/31/2012	9.396	10.097	21
	12/31/2013	10.097	11.289	6
	12/31/2014	11.289	11.246	6
	12/31/2015	11.246	10.880	4
	12/31/2016	10.880	11.037	4
	12/31/2017	11.037	12.266	2
	12/31/2018	12.266	11.077	2
	12/31/2019	11.077	12.747	1
	12/31/2020	12.747	15.036	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	9.964	9.379	223
	12/31/2012	9.379	10.073	225
	12/31/2013	10.073	11.257	192
	12/31/2014	11.257	11.208	158
	12/31/2015	11.208	10.838	145
	12/31/2016	10.838	10.990	126
	12/31/2017	10.990	12.206	85
	12/31/2018	12.206	11.018	62
	12/31/2019	11.018	12.673	49
	12/31/2020	12.673	14.941	44
2.40%
	12/31/2011	9.951	9.362	30
	12/31/2012	9.362	10.049	30
	12/31/2013	10.049	11.225	45
	12/31/2014	11.225	11.171	10
	12/31/2015	11.171	10.797	5
	12/31/2016	10.797	10.942	5
	12/31/2017	10.942	12.148	6
	12/31/2018	12.148	10.959	6
	12/31/2019	10.959	12.599	5
	12/31/2020	12.599	14.846	5
2.45%
	12/31/2011	9.938	9.345	25
	12/31/2012	9.345	10.026	17
	12/31/2013	10.026	11.194	16
	12/31/2014	11.194	11.134	15
	12/31/2015	11.134	10.756	13
	12/31/2016	10.756	10.895	14
	12/31/2017	10.895	12.089	10
	12/31/2018	12.089	10.901	9
	12/31/2019	10.901	12.526	5
	12/31/2020	12.526	14.753	4
2.50%
	12/31/2011	9.924	9.328	80
	12/31/2012	9.328	10.003	93
	12/31/2013	10.003	11.162	54
	12/31/2014	11.162	11.097	30
	12/31/2015	11.097	10.714	25
	12/31/2016	10.714	10.847	27
	12/31/2017	10.847	12.031	25
	12/31/2018	12.031	10.843	24
	12/31/2019	10.843	12.453	14
	12/31/2020	12.453	14.659	12
2.55%
	12/31/2011	9.911	9.310	1
	12/31/2012	9.310	9.979	1
	12/31/2013	9.979	11.130	1
	12/31/2014	11.130	11.060	1
	12/31/2015	11.060	10.673	0
	12/31/2016	10.673	10.801	0
	12/31/2017	10.801	11.973	0
	12/31/2018	11.973	10.785	0
	12/31/2019	10.785	12.380	0
	12/31/2020	12.380	14.567	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	9.898	9.293	30
	12/31/2012	9.293	9.956	33
	12/31/2013	9.956	11.099	49
	12/31/2014	11.099	11.023	131
	12/31/2015	11.023	10.633	128
	12/31/2016	10.633	10.754	120
	12/31/2017	10.754	11.915	116
	12/31/2018	11.915	10.728	87
	12/31/2019	10.728	12.308	74
	12/31/2020	12.308	14.475	45
2.65%
	12/31/2011	9.885	9.276	33
	12/31/2012	9.276	9.933	47
	12/31/2013	9.933	11.067	65
	12/31/2014	11.067	10.986	38
	12/31/2015	10.986	10.592	37
	12/31/2016	10.592	10.707	35
	12/31/2017	10.707	11.857	33
	12/31/2018	11.857	10.671	32
	12/31/2019	10.671	12.237	32
	12/31/2020	12.237	14.383	29
2.70%
	12/31/2011	9.871	9.259	30
	12/31/2012	9.259	9.910	30
	12/31/2013	9.910	11.036	30
	12/31/2014	11.036	10.950	28
	12/31/2015	10.950	10.551	23
	12/31/2016	10.551	10.661	23
	12/31/2017	10.661	11.800	2
	12/31/2018	11.800	10.614	2
	12/31/2019	10.614	12.165	2
	12/31/2020	12.165	14.292	0
2.75%
	12/31/2011	9.858	9.242	11
	12/31/2012	9.242	9.886	11
	12/31/2013	9.886	11.005	12
	12/31/2014	11.005	10.913	44
	12/31/2015	10.913	10.511	29
	12/31/2016	10.511	10.615	20
	12/31/2017	10.615	11.743	24
	12/31/2018	11.743	10.557	29
	12/31/2019	10.557	12.094	25
	12/31/2020	12.094	14.202	22
2.80%
	12/31/2011	9.845	9.225	10
	12/31/2012	9.225	9.863	10
	12/31/2013	9.863	10.974	19
	12/31/2014	10.974	10.877	5
	12/31/2015	10.877	10.471	3
	12/31/2016	10.471	10.569	3
	12/31/2017	10.569	11.687	4
	12/31/2018	11.687	10.501	0
	12/31/2019	10.501	12.024	17
	12/31/2020	12.024	14.112	15

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	9.832	9.209	66
	12/31/2012	9.209	9.840	60
	12/31/2013	9.840	10.942	75
	12/31/2014	10.942	10.840	86
	12/31/2015	10.840	10.430	76
	12/31/2016	10.430	10.523	77
	12/31/2017	10.523	11.630	63
	12/31/2018	11.630	10.445	56
	12/31/2019	10.445	11.954	54
	12/31/2020	11.954	14.023	47
2.90%
	12/31/2011	9.819	9.192	129
	12/31/2012	9.192	9.817	121
	12/31/2013	9.817	10.911	146
	12/31/2014	10.911	10.804	58
	12/31/2015	10.804	10.390	44
	12/31/2016	10.390	10.478	39
	12/31/2017	10.478	11.574	49
	12/31/2018	11.574	10.390	47
	12/31/2019	10.390	11.884	26
	12/31/2020	11.884	13.934	22
2.95%
	12/31/2013	N/A	10.881	0
	12/31/2014	10.881	10.768	1
	12/31/2015	10.768	10.351	1
	12/31/2016	10.351	10.432	1
	12/31/2017	10.432	11.518	1
	12/31/2018	11.518	10.334	1
	12/31/2019	10.334	11.815	1
	12/31/2020	11.815	13.846	0
3.00%
	12/31/2011	9.793	9.158	0
	12/31/2012	9.158	9.772	0
	12/31/2013	9.772	10.850	10
	12/31/2014	10.850	10.732	11
	12/31/2015	10.732	10.311	5
	12/31/2016	10.311	10.387	4
	12/31/2017	10.387	11.463	27
	12/31/2018	11.463	10.279	26
	12/31/2019	10.279	11.746	26
	12/31/2020	11.746	13.759	24
3.05%
	12/31/2011	9.780	9.141	52
	12/31/2012	9.141	9.749	50
	12/31/2013	9.749	10.819	64
	12/31/2014	10.819	10.697	55
	12/31/2015	10.697	10.272	46
	12/31/2016	10.272	10.342	1
	12/31/2017	10.342	11.407	3
	12/31/2018	11.407	10.224	3
	12/31/2019	10.224	11.678	3
	12/31/2020	11.678	13.672	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	10.788	9
	12/31/2014	10.788	10.661	16
	12/31/2015	10.661	10.232	16
	12/31/2016	10.232	10.297	15
	12/31/2017	10.297	11.352	18
	12/31/2018	11.352	10.170	28
	12/31/2019	10.170	11.610	27
	12/31/2020	11.610	13.585	25
3.15%
	12/31/2011	15.689	14.650	20
	12/31/2012	14.650	15.608	20
	12/31/2013	15.608	10.758	21
	12/31/2014	10.758	10.626	16
	12/31/2015	10.626	10.193	15
	12/31/2016	10.193	10.253	16
	12/31/2017	10.253	11.298	16
	12/31/2018	11.298	10.116	16
	12/31/2019	10.116	11.542	15
	12/31/2020	11.542	13.499	12
3.20%
	12/31/2013	N/A	25.835	0
	12/31/2014	25.835	25.505	0
	12/31/2015	25.505	24.454	0
	12/31/2016	24.454	24.585	0
	12/31/2017	24.585	27.077	0
	12/31/2018	27.077	24.233	0
	12/31/2019	24.233	27.637	0
	12/31/2020	27.637	32.306	0
3.25%
	12/31/2013	N/A	25.554	0
	12/31/2014	25.554	25.215	0
	12/31/2015	25.215	24.164	0
	12/31/2016	24.164	24.281	0
	12/31/2017	24.281	26.729	0
	12/31/2018	26.729	23.909	0
	12/31/2019	23.909	27.254	0
	12/31/2020	27.254	31.843	0
3.30%
	12/31/2011	9.714	9.058	0
	12/31/2012	9.058	9.635	0
	12/31/2013	9.635	10.667	4
	12/31/2014	10.667	10.520	0
	12/31/2015	10.520	10.076	1
	12/31/2016	10.076	10.120	1
	12/31/2017	10.120	11.135	1
	12/31/2018	11.135	9.955	1
	12/31/2019	9.955	11.342	1
	12/31/2020	11.342	13.245	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	24.729	0
	12/31/2014	24.729	24.364	11
	12/31/2015	24.364	23.314	6
	12/31/2016	23.314	23.392	6
	12/31/2017	23.392	25.712	8
	12/31/2018	25.712	22.964	7
	12/31/2019	22.964	26.138	7
	12/31/2020	26.138	30.493	6
3.45%
	12/31/2013	N/A	24.460	0
	12/31/2014	24.460	24.087	0
	12/31/2015	24.087	23.037	0
	12/31/2016	23.037	23.103	0
	12/31/2017	23.103	25.381	0
	12/31/2018	25.381	22.658	0
	12/31/2019	22.658	25.776	0
	12/31/2020	25.776	30.056	0
3.55%
	12/31/2013	N/A	23.931	2
	12/31/2014	23.931	23.542	3
	12/31/2015	23.542	22.494	0
	12/31/2016	22.494	22.535	0
	12/31/2017	22.535	24.733	0
	12/31/2018	24.733	22.057	0
	12/31/2019	22.057	25.067	0
	12/31/2020	25.067	29.200	0
Davis VA Financial Portfolio
1.65%
	12/31/2011	12.427	11.251	1
	12/31/2012	11.251	13.150	1
	12/31/2013	13.150	16.978	1
	12/31/2014	16.978	18.846	1
	12/31/2015	18.846	18.909	1
	12/31/2016	18.909	21.250	0
	12/31/2017	21.250	25.381	0
	12/31/2018	25.381	22.299	0
	12/31/2019	22.299	27.606	0
	12/31/2020	27.606	25.527	0
1.70%
	12/31/2011	12.359	11.185	0
	12/31/2012	11.185	13.065	0
	12/31/2013	13.065	16.860	0
	12/31/2014	16.860	18.706	0
	12/31/2015	18.706	18.759	0
	12/31/2016	18.759	21.071	0
	12/31/2017	21.071	25.154	0
	12/31/2018	25.154	22.089	0
	12/31/2019	22.089	27.333	0
	12/31/2020	27.333	25.261	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	9.691	8.765	0
	12/31/2012	8.765	10.234	0
	12/31/2013	10.234	13.200	0
	12/31/2014	13.200	14.638	0
	12/31/2015	14.638	14.672	0
	12/31/2016	14.672	16.472	0
	12/31/2017	16.472	19.654	0
	12/31/2018	19.654	17.251	0
	12/31/2019	17.251	21.335	0
	12/31/2020	21.335	19.708	0
1.80%
	12/31/2011	12.225	11.052	6
	12/31/2012	11.052	12.897	5
	12/31/2013	12.897	16.627	3
	12/31/2014	16.627	18.429	1
	12/31/2015	18.429	18.463	1
	12/31/2016	18.463	20.718	1
	12/31/2017	20.718	24.707	1
	12/31/2018	24.707	21.675	1
	12/31/2019	21.675	26.793	1
	12/31/2020	26.793	24.738	1
1.90%
	12/31/2011	9.547	8.622	0
	12/31/2012	8.622	10.052	0
	12/31/2013	10.052	12.946	0
	12/31/2014	12.946	14.334	0
	12/31/2015	14.334	14.347	0
	12/31/2016	14.347	16.083	0
	12/31/2017	16.083	19.161	0
	12/31/2018	19.161	16.792	0
	12/31/2019	16.792	20.737	0
	12/31/2020	20.737	19.127	0
1.95%
	12/31/2011	12.026	10.856	16
	12/31/2012	10.856	12.650	15
	12/31/2013	12.650	16.283	14
	12/31/2014	16.283	18.021	13
	12/31/2015	18.021	18.027	12
	12/31/2016	18.027	20.198	11
	12/31/2017	20.198	24.052	10
	12/31/2018	24.052	21.068	10
	12/31/2019	21.068	26.004	10
	12/31/2020	26.004	23.973	10
2.05%
	12/31/2011	11.896	10.727	0
	12/31/2012	10.727	12.487	0
	12/31/2013	12.487	16.058	0
	12/31/2014	16.058	17.754	0
	12/31/2015	17.754	17.742	0
	12/31/2016	17.742	19.859	0
	12/31/2017	19.859	23.625	0
	12/31/2018	23.625	20.673	0
	12/31/2019	20.673	25.491	0
	12/31/2020	25.491	23.477	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	11.831	10.664	11
	12/31/2012	10.664	12.407	10
	12/31/2013	12.407	15.947	7
	12/31/2014	15.947	17.622	3
	12/31/2015	17.622	17.601	2
	12/31/2016	17.601	19.692	2
	12/31/2017	19.692	23.414	0
	12/31/2018	23.414	20.478	0
	12/31/2019	20.478	25.238	0
	12/31/2020	25.238	23.232	0
2.15%
	12/31/2011	11.767	10.600	0
	12/31/2012	10.600	12.327	0
	12/31/2013	12.327	15.836	0
	12/31/2014	15.836	17.490	0
	12/31/2015	17.490	17.462	0
	12/31/2016	17.462	19.526	0
	12/31/2017	19.526	23.205	0
	12/31/2018	23.205	20.285	0
	12/31/2019	20.285	24.988	0
	12/31/2020	24.988	22.990	0
2.20%
	12/31/2011	9.266	8.344	2
	12/31/2012	8.344	9.698	2
	12/31/2013	9.698	12.453	2
	12/31/2014	12.453	13.747	1
	12/31/2015	13.747	13.717	1
	12/31/2016	13.717	15.331	0
	12/31/2017	15.331	18.210	0
	12/31/2018	18.210	15.911	0
	12/31/2019	15.911	19.590	0
	12/31/2020	19.590	18.015	0
2.25%
	12/31/2011	11.639	10.475	5
	12/31/2012	10.475	12.168	4
	12/31/2013	12.168	15.617	3
	12/31/2014	15.617	17.231	2
	12/31/2015	17.231	17.186	2
	12/31/2016	17.186	19.198	2
	12/31/2017	19.198	22.793	1
	12/31/2018	22.793	19.905	0
	12/31/2019	19.905	24.495	0
	12/31/2020	24.495	22.514	0
2.30%
	12/31/2011	9.175	8.253	0
	12/31/2012	8.253	9.583	0
	12/31/2013	9.583	12.292	0
	12/31/2014	12.292	13.556	0
	12/31/2015	13.556	13.513	0
	12/31/2016	13.513	15.088	0
	12/31/2017	15.088	17.904	0
	12/31/2018	17.904	15.628	0
	12/31/2019	15.628	19.222	0
	12/31/2020	19.222	17.659	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	11.512	10.351	6
	12/31/2012	10.351	12.012	3
	12/31/2013	12.012	15.401	2
	12/31/2014	15.401	16.976	2
	12/31/2015	16.976	16.914	2
	12/31/2016	16.914	18.876	1
	12/31/2017	18.876	22.388	1
	12/31/2018	22.388	19.532	1
	12/31/2019	19.532	24.011	1
	12/31/2020	24.011	22.048	1
2.40%
	12/31/2011	11.449	10.289	5
	12/31/2012	10.289	11.935	3
	12/31/2013	11.935	15.294	3
	12/31/2014	15.294	16.850	0
	12/31/2015	16.850	16.780	0
	12/31/2016	16.780	18.717	0
	12/31/2017	18.717	22.188	0
	12/31/2018	22.188	19.348	0
	12/31/2019	19.348	23.773	0
	12/31/2020	23.773	21.818	0
2.45%
	12/31/2011	11.387	10.228	0
	12/31/2012	10.228	11.858	0
	12/31/2013	11.858	15.188	0
	12/31/2014	15.188	16.724	0
	12/31/2015	16.724	16.647	0
	12/31/2016	16.647	18.559	0
	12/31/2017	18.559	21.990	0
	12/31/2018	21.990	19.165	0
	12/31/2019	19.165	23.537	0
	12/31/2020	23.537	21.591	0
2.50%
	12/31/2011	11.325	10.167	1
	12/31/2012	10.167	11.781	1
	12/31/2013	11.781	15.083	0
	12/31/2014	15.083	16.600	0
	12/31/2015	16.600	16.515	0
	12/31/2016	16.515	18.403	0
	12/31/2017	18.403	21.794	0
	12/31/2018	21.794	18.985	0
	12/31/2019	18.985	23.304	0
	12/31/2020	23.304	21.366	0
2.55%
	12/31/2011	11.263	10.107	0
	12/31/2012	10.107	11.706	0
	12/31/2013	11.706	14.978	0
	12/31/2014	14.978	16.477	0
	12/31/2015	16.477	16.384	0
	12/31/2016	16.384	18.247	0
	12/31/2017	18.247	21.599	0
	12/31/2018	21.599	18.806	0
	12/31/2019	18.806	23.073	0
	12/31/2020	23.073	21.144	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	8.905	7.986	1
	12/31/2012	7.986	9.245	1
	12/31/2013	9.245	11.824	1
	12/31/2014	11.824	13.000	4
	12/31/2015	13.000	12.920	3
	12/31/2016	12.920	14.383	1
	12/31/2017	14.383	17.016	2
	12/31/2018	17.016	14.808	1
	12/31/2019	14.808	18.159	1
	12/31/2020	18.159	16.632	1
2.65%
	12/31/2011	11.141	9.987	2
	12/31/2012	9.987	11.555	2
	12/31/2013	11.555	14.771	2
	12/31/2014	14.771	16.233	0
	12/31/2015	16.233	16.125	0
	12/31/2016	16.125	17.941	0
	12/31/2017	17.941	21.216	0
	12/31/2018	21.216	18.453	0
	12/31/2019	18.453	22.618	0
	12/31/2020	22.618	20.706	0
2.70%
	12/31/2011	11.080	9.928	0
	12/31/2012	9.928	11.481	0
	12/31/2013	11.481	14.668	0
	12/31/2014	14.668	16.112	0
	12/31/2015	16.112	15.997	0
	12/31/2016	15.997	17.790	0
	12/31/2017	17.790	21.026	0
	12/31/2018	21.026	18.279	0
	12/31/2019	18.279	22.393	0
	12/31/2020	22.393	20.490	0
2.75%
	12/31/2011	8.773	7.856	4
	12/31/2012	7.856	9.081	2
	12/31/2013	9.081	11.596	1
	12/31/2014	11.596	12.731	1
	12/31/2015	12.731	12.634	1
	12/31/2016	12.634	14.043	1
	12/31/2017	14.043	16.589	0
	12/31/2018	16.589	14.414	1
	12/31/2019	14.414	17.650	1
	12/31/2020	17.650	16.142	1
2.80%
	12/31/2011	10.960	9.810	0
	12/31/2012	9.810	11.333	0
	12/31/2013	11.333	14.465	0
	12/31/2014	14.465	15.873	0
	12/31/2015	15.873	15.744	0
	12/31/2016	15.744	17.491	0
	12/31/2017	17.491	20.653	0
	12/31/2018	20.653	17.937	0
	12/31/2019	17.937	21.951	0
	12/31/2020	21.951	20.066	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	10.900	9.752	4
	12/31/2012	9.752	11.260	4
	12/31/2013	11.260	14.365	5
	12/31/2014	14.365	15.755	1
	12/31/2015	15.755	15.619	1
	12/31/2016	15.619	17.344	0
	12/31/2017	17.344	20.468	0
	12/31/2018	20.468	17.768	0
	12/31/2019	17.768	21.734	0
	12/31/2020	21.734	19.857	0
2.90%
	12/31/2011	8.643	7.728	2
	12/31/2012	7.728	8.919	2
	12/31/2013	8.919	11.373	2
	12/31/2014	11.373	12.467	3
	12/31/2015	12.467	12.353	3
	12/31/2016	12.353	13.710	2
	12/31/2017	13.710	16.172	2
	12/31/2018	16.172	14.031	2
	12/31/2019	14.031	17.155	2
	12/31/2020	17.155	15.665	2
2.95%
	12/31/2013	N/A	14.166	0
	12/31/2014	14.166	15.522	0
	12/31/2015	15.522	15.373	0
	12/31/2016	15.373	17.053	0
	12/31/2017	17.053	20.105	0
	12/31/2018	20.105	17.434	0
	12/31/2019	17.434	21.305	0
	12/31/2020	21.305	19.445	0
3.00%
	12/31/2011	10.723	9.579	0
	12/31/2012	9.579	11.044	0
	12/31/2013	11.044	14.068	0
	12/31/2014	14.068	15.406	0
	12/31/2015	15.406	15.251	0
	12/31/2016	15.251	16.909	0
	12/31/2017	16.909	19.925	0
	12/31/2018	19.925	17.270	0
	12/31/2019	17.270	21.094	0
	12/31/2020	21.094	19.243	0
3.05%
	12/31/2011	8.515	7.602	0
	12/31/2012	7.602	8.761	0
	12/31/2013	8.761	11.154	0
	12/31/2014	11.154	12.209	0
	12/31/2015	12.209	12.079	0
	12/31/2016	12.079	13.386	0
	12/31/2017	13.386	15.766	0
	12/31/2018	15.766	13.658	0
	12/31/2019	13.658	16.674	0
	12/31/2020	16.674	15.203	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	13.873	1
	12/31/2014	13.873	15.178	1
	12/31/2015	15.178	15.010	1
	12/31/2016	15.010	16.625	1
	12/31/2017	16.625	19.571	1
	12/31/2018	19.571	16.946	1
	12/31/2019	16.946	20.677	1
	12/31/2020	20.677	18.844	1
3.15%
	12/31/2011	10.549	9.409	0
	12/31/2012	9.409	10.832	0
	12/31/2013	10.832	13.777	0
	12/31/2014	13.777	15.065	2
	12/31/2015	15.065	14.891	1
	12/31/2016	14.891	16.485	1
	12/31/2017	16.485	19.397	1
	12/31/2018	19.397	16.787	1
	12/31/2019	16.787	20.472	1
	12/31/2020	20.472	18.648	1
3.20%
	12/31/2013	N/A	13.093	0
	12/31/2014	13.093	14.310	0
	12/31/2015	14.310	14.137	0
	12/31/2016	14.137	15.643	0
	12/31/2017	15.643	18.397	0
	12/31/2018	18.397	15.913	0
	12/31/2019	15.913	19.397	0
	12/31/2020	19.397	17.660	0
3.25%
	12/31/2013	N/A	12.998	1
	12/31/2014	12.998	14.199	1
	12/31/2015	14.199	14.020	1
	12/31/2016	14.020	15.506	1
	12/31/2017	15.506	18.227	1
	12/31/2018	18.227	15.758	0
	12/31/2019	15.758	19.199	0
	12/31/2020	19.199	17.471	0
3.30%
	12/31/2011	8.305	7.397	0
	12/31/2012	7.397	8.503	0
	12/31/2013	8.503	10.798	0
	12/31/2014	10.798	11.790	0
	12/31/2015	11.790	11.636	0
	12/31/2016	11.636	12.863	0
	12/31/2017	12.863	15.112	0
	12/31/2018	15.112	13.059	0
	12/31/2019	13.059	15.902	0
	12/31/2020	15.902	14.463	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	12.718	0
	12/31/2014	12.718	13.872	2
	12/31/2015	13.872	13.677	2
	12/31/2016	13.677	15.104	2
	12/31/2017	15.104	17.727	3
	12/31/2018	17.727	15.303	2
	12/31/2019	15.303	18.617	3
	12/31/2020	18.617	16.915	3
3.45%
	12/31/2013	N/A	12.626	0
	12/31/2014	12.626	13.765	0
	12/31/2015	13.765	13.564	0
	12/31/2016	13.564	14.972	0
	12/31/2017	14.972	17.564	0
	12/31/2018	17.564	15.154	0
	12/31/2019	15.154	18.426	0
	12/31/2020	18.426	16.734	0
3.55%
	12/31/2013	N/A	12.444	0
	12/31/2014	12.444	13.552	0
	12/31/2015	13.552	13.342	0
	12/31/2016	13.342	14.712	0
	12/31/2017	14.712	17.241	0
	12/31/2018	17.241	14.861	0
	12/31/2019	14.861	18.052	0
	12/31/2020	18.052	16.377	0
Fidelity VIP FundsManager 50% Portfolio
1.65%
	12/31/2011	N/A	10.627	3
	12/31/2012	10.627	11.510	15
	12/31/2013	11.510	12.982	6
	12/31/2014	12.982	13.401	12
	12/31/2015	13.401	13.180	12
	12/31/2016	13.180	13.493	11
	12/31/2017	13.493	15.163	10
	12/31/2018	15.163	14.112	9
	12/31/2019	14.112	16.336	9
	12/31/2020	16.336	18.300	8
1.70%
	12/31/2011	N/A	10.596	15
	12/31/2012	10.596	11.472	21
	12/31/2013	11.472	12.932	27
	12/31/2014	12.932	13.343	28
	12/31/2015	13.343	13.116	26
	12/31/2016	13.116	13.421	19
	12/31/2017	13.421	15.074	14
	12/31/2018	15.074	14.022	13
	12/31/2019	14.022	16.225	11
	12/31/2020	16.225	18.166	10

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	10.566	0
	12/31/2012	10.566	11.433	0
	12/31/2013	11.433	12.882	0
	12/31/2014	12.882	13.285	0
	12/31/2015	13.285	13.052	0
	12/31/2016	13.052	13.349	0
	12/31/2017	13.349	14.986	0
	12/31/2018	14.986	13.933	0
	12/31/2019	13.933	16.114	0
	12/31/2020	16.114	18.032	0
1.80%
	12/31/2011	N/A	10.536	0
	12/31/2012	10.536	11.395	0
	12/31/2013	11.395	12.832	0
	12/31/2014	12.832	13.227	0
	12/31/2015	13.227	12.989	0
	12/31/2016	12.989	13.277	0
	12/31/2017	13.277	14.899	0
	12/31/2018	14.899	13.845	0
	12/31/2019	13.845	16.004	0
	12/31/2020	16.004	17.900	0
1.90%
	12/31/2011	N/A	10.476	17
	12/31/2012	10.476	11.318	17
	12/31/2013	11.318	12.733	20
	12/31/2014	12.733	13.112	20
	12/31/2015	13.112	12.863	19
	12/31/2016	12.863	13.136	18
	12/31/2017	13.136	14.725	17
	12/31/2018	14.725	13.670	4
	12/31/2019	13.670	15.785	4
	12/31/2020	15.785	17.638	3
1.95%
	12/31/2011	N/A	10.446	51
	12/31/2012	10.446	11.280	71
	12/31/2013	11.280	12.684	79
	12/31/2014	12.684	13.055	78
	12/31/2015	13.055	12.801	74
	12/31/2016	12.801	13.066	69
	12/31/2017	13.066	14.639	43
	12/31/2018	14.639	13.583	36
	12/31/2019	13.583	15.677	33
	12/31/2020	15.677	17.509	29
2.05%
	12/31/2011	N/A	10.387	0
	12/31/2012	10.387	11.205	0
	12/31/2013	11.205	12.587	0
	12/31/2014	12.587	12.942	1
	12/31/2015	12.942	12.677	1
	12/31/2016	12.677	12.926	1
	12/31/2017	12.926	14.468	1
	12/31/2018	14.468	13.411	1
	12/31/2019	13.411	15.464	1
	12/31/2020	15.464	17.253	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	N/A	10.357	0
	12/31/2012	10.357	11.167	0
	12/31/2013	11.167	12.538	8
	12/31/2014	12.538	12.885	8
	12/31/2015	12.885	12.615	7
	12/31/2016	12.615	12.857	0
	12/31/2017	12.857	14.384	0
	12/31/2018	14.384	13.326	0
	12/31/2019	13.326	15.358	0
	12/31/2020	15.358	17.126	0
2.15%
	12/31/2011	N/A	10.327	0
	12/31/2012	10.327	11.130	0
	12/31/2013	11.130	12.490	0
	12/31/2014	12.490	12.829	0
	12/31/2015	12.829	12.554	0
	12/31/2016	12.554	12.788	0
	12/31/2017	12.788	14.300	0
	12/31/2018	14.300	13.242	0
	12/31/2019	13.242	15.253	0
	12/31/2020	15.253	17.001	0
2.20%
	12/31/2011	N/A	10.298	0
	12/31/2012	10.298	11.092	0
	12/31/2013	11.092	12.442	0
	12/31/2014	12.442	12.774	0
	12/31/2015	12.774	12.493	0
	12/31/2016	12.493	12.720	0
	12/31/2017	12.720	14.216	0
	12/31/2018	14.216	13.158	0
	12/31/2019	13.158	15.148	0
	12/31/2020	15.148	16.876	0
2.25%
	12/31/2011	N/A	10.268	0
	12/31/2012	10.268	11.055	0
	12/31/2013	11.055	12.394	0
	12/31/2014	12.394	12.718	0
	12/31/2015	12.718	12.433	0
	12/31/2016	12.433	12.652	0
	12/31/2017	12.652	14.133	0
	12/31/2018	14.133	13.074	0
	12/31/2019	13.074	15.045	0
	12/31/2020	15.045	16.752	0
2.30%
	12/31/2011	N/A	10.239	0
	12/31/2012	10.239	11.018	0
	12/31/2013	11.018	12.346	0
	12/31/2014	12.346	12.663	0
	12/31/2015	12.663	12.372	0
	12/31/2016	12.372	12.584	0
	12/31/2017	12.584	14.051	0
	12/31/2018	14.051	12.991	0
	12/31/2019	12.991	14.942	0
	12/31/2020	14.942	16.629	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	N/A	10.210	0
	12/31/2012	10.210	10.981	0
	12/31/2013	10.981	12.298	0
	12/31/2014	12.298	12.607	0
	12/31/2015	12.607	12.312	0
	12/31/2016	12.312	12.517	0
	12/31/2017	12.517	13.969	0
	12/31/2018	13.969	12.909	0
	12/31/2019	12.909	14.840	0
	12/31/2020	14.840	16.507	0
2.40%
	12/31/2011	N/A	10.181	0
	12/31/2012	10.181	10.944	0
	12/31/2013	10.944	12.251	0
	12/31/2014	12.251	12.553	0
	12/31/2015	12.553	12.253	0
	12/31/2016	12.253	12.450	0
	12/31/2017	12.450	13.887	0
	12/31/2018	13.887	12.827	0
	12/31/2019	12.827	14.738	0
	12/31/2020	14.738	16.386	0
2.45%
	12/31/2011	N/A	10.152	0
	12/31/2012	10.152	10.907	0
	12/31/2013	10.907	12.204	0
	12/31/2014	12.204	12.498	0
	12/31/2015	12.498	12.193	0
	12/31/2016	12.193	12.383	0
	12/31/2017	12.383	13.806	0
	12/31/2018	13.806	12.746	0
	12/31/2019	12.746	14.637	0
	12/31/2020	14.637	16.266	0
2.50%
	12/31/2011	N/A	10.123	0
	12/31/2012	10.123	10.871	0
	12/31/2013	10.871	12.157	0
	12/31/2014	12.157	12.444	0
	12/31/2015	12.444	12.134	0
	12/31/2016	12.134	12.317	0
	12/31/2017	12.317	13.725	0
	12/31/2018	13.725	12.665	0
	12/31/2019	12.665	14.537	0
	12/31/2020	14.537	16.146	0
2.55%
	12/31/2011	N/A	10.094	0
	12/31/2012	10.094	10.834	0
	12/31/2013	10.834	12.110	0
	12/31/2014	12.110	12.389	0
	12/31/2015	12.389	12.075	0
	12/31/2016	12.075	12.251	0
	12/31/2017	12.251	13.645	0
	12/31/2018	13.645	12.585	0
	12/31/2019	12.585	14.438	0
	12/31/2020	14.438	16.028	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	N/A	10.065	3
	12/31/2012	10.065	10.798	3
	12/31/2013	10.798	12.063	0
	12/31/2014	12.063	12.335	0
	12/31/2015	12.335	12.017	1
	12/31/2016	12.017	12.186	1
	12/31/2017	12.186	13.565	0
	12/31/2018	13.565	12.505	0
	12/31/2019	12.505	14.339	0
	12/31/2020	14.339	15.910	0
2.65%
	12/31/2011	N/A	10.036	0
	12/31/2012	10.036	10.762	0
	12/31/2013	10.762	12.017	0
	12/31/2014	12.017	12.282	0
	12/31/2015	12.282	11.958	0
	12/31/2016	11.958	12.121	0
	12/31/2017	12.121	13.486	0
	12/31/2018	13.486	12.425	0
	12/31/2019	12.425	14.241	0
	12/31/2020	14.241	15.793	0
2.70%
	12/31/2011	N/A	10.008	0
	12/31/2012	10.008	10.726	0
	12/31/2013	10.726	11.970	0
	12/31/2014	11.970	12.228	0
	12/31/2015	12.228	11.900	0
	12/31/2016	11.900	12.056	0
	12/31/2017	12.056	13.407	0
	12/31/2018	13.407	12.347	0
	12/31/2019	12.347	14.144	0
	12/31/2020	14.144	15.677	0
2.75%
	12/31/2011	N/A	9.979	2
	12/31/2012	9.979	10.690	2
	12/31/2013	10.690	11.924	0
	12/31/2014	11.924	12.175	0
	12/31/2015	12.175	11.843	0
	12/31/2016	11.843	11.991	0
	12/31/2017	11.991	13.329	0
	12/31/2018	13.329	12.268	0
	12/31/2019	12.268	14.047	0
	12/31/2020	14.047	15.562	0
2.80%
	12/31/2011	N/A	9.950	0
	12/31/2012	9.950	10.654	0
	12/31/2013	10.654	11.878	0
	12/31/2014	11.878	12.122	0
	12/31/2015	12.122	11.785	0
	12/31/2016	11.785	11.927	0
	12/31/2017	11.927	13.251	0
	12/31/2018	13.251	12.190	0
	12/31/2019	12.190	13.951	0
	12/31/2020	13.951	15.448	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	N/A	9.922	0
	12/31/2012	9.922	10.618	0
	12/31/2013	10.618	11.832	0
	12/31/2014	11.832	12.069	0
	12/31/2015	12.069	11.728	0
	12/31/2016	11.728	11.863	0
	12/31/2017	11.863	13.173	0
	12/31/2018	13.173	12.113	0
	12/31/2019	12.113	13.855	0
	12/31/2020	13.855	15.335	0
2.90%
	12/31/2011	N/A	9.894	0
	12/31/2012	9.894	10.582	0
	12/31/2013	10.582	11.787	0
	12/31/2014	11.787	12.017	0
	12/31/2015	12.017	11.671	0
	12/31/2016	11.671	11.800	0
	12/31/2017	11.800	13.096	0
	12/31/2018	13.096	12.036	0
	12/31/2019	12.036	13.761	0
	12/31/2020	13.761	15.222	0
2.95%
	12/31/2013	N/A	11.741	0
	12/31/2014	11.741	11.964	0
	12/31/2015	11.964	11.615	0
	12/31/2016	11.615	11.737	0
	12/31/2017	11.737	13.020	0
	12/31/2018	13.020	11.960	0
	12/31/2019	11.960	13.666	0
	12/31/2020	13.666	15.111	0
3.00%
	12/31/2011	N/A	9.837	0
	12/31/2012	9.837	10.511	0
	12/31/2013	10.511	11.696	0
	12/31/2014	11.696	11.912	0
	12/31/2015	11.912	11.558	0
	12/31/2016	11.558	11.674	0
	12/31/2017	11.674	12.944	0
	12/31/2018	12.944	11.884	0
	12/31/2019	11.884	13.573	0
	12/31/2020	13.573	15.000	0
3.05%
	12/31/2011	N/A	9.809	0
	12/31/2012	9.809	10.476	0
	12/31/2013	10.476	11.651	0
	12/31/2014	11.651	11.861	0
	12/31/2015	11.861	11.502	0
	12/31/2016	11.502	11.612	2
	12/31/2017	11.612	12.868	0
	12/31/2018	12.868	11.809	0
	12/31/2019	11.809	13.480	0
	12/31/2020	13.480	14.890	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	11.606	0
	12/31/2014	11.606	11.809	0
	12/31/2015	11.809	11.446	0
	12/31/2016	11.446	11.549	0
	12/31/2017	11.549	12.793	0
	12/31/2018	12.793	11.734	0
	12/31/2019	11.734	13.388	0
	12/31/2020	13.388	14.780	0
3.15%
	12/31/2011	N/A	9.753	0
	12/31/2012	9.753	10.406	0
	12/31/2013	10.406	11.561	0
	12/31/2014	11.561	11.758	0
	12/31/2015	11.758	11.391	0
	12/31/2016	11.391	11.488	0
	12/31/2017	11.488	12.718	0
	12/31/2018	12.718	11.659	0
	12/31/2019	11.659	13.296	0
	12/31/2020	13.296	14.672	0
3.20%
	12/31/2013	N/A	11.511	0
	12/31/2014	11.511	11.700	0
	12/31/2015	11.700	11.330	0
	12/31/2016	11.330	11.420	0
	12/31/2017	11.420	12.637	0
	12/31/2018	12.637	11.579	0
	12/31/2019	11.579	13.198	0
	12/31/2020	13.198	14.557	0
3.25%
	12/31/2013	N/A	11.466	2
	12/31/2014	11.466	11.649	1
	12/31/2015	11.649	11.275	1
	12/31/2016	11.275	11.359	1
	12/31/2017	11.359	12.563	1
	12/31/2018	12.563	11.506	1
	12/31/2019	11.506	13.108	1
	12/31/2020	13.108	14.450	1
3.30%
	12/31/2011	N/A	9.670	0
	12/31/2012	9.670	10.301	0
	12/31/2013	10.301	11.428	0
	12/31/2014	11.428	11.605	0
	12/31/2015	11.605	11.226	0
	12/31/2016	11.226	11.304	0
	12/31/2017	11.304	12.496	0
	12/31/2018	12.496	11.439	0
	12/31/2019	11.439	13.025	0
	12/31/2020	13.025	14.351	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	11.334	0
	12/31/2014	11.334	11.497	0
	12/31/2015	11.497	11.111	0
	12/31/2016	11.111	11.178	0
	12/31/2017	11.178	12.344	0
	12/31/2018	12.344	11.288	0
	12/31/2019	11.288	12.840	0
	12/31/2020	12.840	14.134	0
3.45%
	12/31/2013	N/A	11.290	0
	12/31/2014	11.290	11.447	0
	12/31/2015	11.447	11.057	0
	12/31/2016	11.057	11.118	0
	12/31/2017	11.118	12.272	0
	12/31/2018	12.272	11.216	0
	12/31/2019	11.216	12.753	0
	12/31/2020	12.753	14.030	0
3.55%
	12/31/2013	N/A	11.203	0
	12/31/2014	11.203	11.348	0
	12/31/2015	11.348	10.950	0
	12/31/2016	10.950	10.999	0
	12/31/2017	10.999	12.128	0
	12/31/2018	12.128	11.074	0
	12/31/2019	11.074	12.578	0
	12/31/2020	12.578	13.824	0
Fidelity VIP FundsManager 60% Portfolio
1.65%
	12/31/2011	N/A	9.586	50
	12/31/2012	9.586	10.509	54
	12/31/2013	10.509	12.238	50
	12/31/2014	12.238	12.671	109
	12/31/2015	12.671	12.497	94
	12/31/2016	12.497	12.864	84
	12/31/2017	12.864	14.775	76
	12/31/2018	14.775	13.586	72
	12/31/2019	13.586	16.069	64
	12/31/2020	16.069	18.164	59
1.70%
	12/31/2011	N/A	9.565	66
	12/31/2012	9.565	10.481	85
	12/31/2013	10.481	12.199	89
	12/31/2014	12.199	12.624	106
	12/31/2015	12.624	12.445	114
	12/31/2016	12.445	12.804	106
	12/31/2017	12.804	14.699	93
	12/31/2018	14.699	13.509	84
	12/31/2019	13.509	15.970	78
	12/31/2020	15.970	18.043	64

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	9.544	0
	12/31/2012	9.544	10.453	0
	12/31/2013	10.453	12.160	0
	12/31/2014	12.160	12.578	0
	12/31/2015	12.578	12.393	0
	12/31/2016	12.393	12.744	0
	12/31/2017	12.744	14.623	2
	12/31/2018	14.623	13.432	2
	12/31/2019	13.432	15.872	2
	12/31/2020	15.872	17.923	1
1.80%
	12/31/2011	N/A	9.523	0
	12/31/2012	9.523	10.425	0
	12/31/2013	10.425	12.122	0
	12/31/2014	12.122	12.532	0
	12/31/2015	12.532	12.341	0
	12/31/2016	12.341	12.685	0
	12/31/2017	12.685	14.547	0
	12/31/2018	14.547	13.356	0
	12/31/2019	13.356	15.774	0
	12/31/2020	15.774	17.803	0
1.90%
	12/31/2011	N/A	9.482	14
	12/31/2012	9.482	10.369	31
	12/31/2013	10.369	12.045	37
	12/31/2014	12.045	12.440	27
	12/31/2015	12.440	12.239	24
	12/31/2016	12.239	12.566	30
	12/31/2017	12.566	14.397	55
	12/31/2018	14.397	13.205	39
	12/31/2019	13.205	15.580	55
	12/31/2020	15.580	17.567	54
1.95%
	12/31/2011	N/A	9.461	26
	12/31/2012	9.461	10.341	46
	12/31/2013	10.341	12.007	49
	12/31/2014	12.007	12.394	43
	12/31/2015	12.394	12.188	41
	12/31/2016	12.188	12.508	36
	12/31/2017	12.508	14.323	26
	12/31/2018	14.323	13.130	25
	12/31/2019	13.130	15.484	24
	12/31/2020	15.484	17.450	13
2.05%
	12/31/2011	N/A	9.420	0
	12/31/2012	9.420	10.286	0
	12/31/2013	10.286	11.930	0
	12/31/2014	11.930	12.303	1
	12/31/2015	12.303	12.086	1
	12/31/2016	12.086	12.391	1
	12/31/2017	12.391	14.175	1
	12/31/2018	14.175	12.982	1
	12/31/2019	12.982	15.294	1
	12/31/2020	15.294	17.218	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	N/A	9.399	0
	12/31/2012	9.399	10.258	0
	12/31/2013	10.258	11.893	0
	12/31/2014	11.893	12.258	0
	12/31/2015	12.258	12.036	0
	12/31/2016	12.036	12.333	0
	12/31/2017	12.333	14.102	0
	12/31/2018	14.102	12.908	0
	12/31/2019	12.908	15.199	0
	12/31/2020	15.199	17.103	0
2.15%
	12/31/2011	N/A	9.379	0
	12/31/2012	9.379	10.231	0
	12/31/2013	10.231	11.855	0
	12/31/2014	11.855	12.213	0
	12/31/2015	12.213	11.985	0
	12/31/2016	11.985	12.276	0
	12/31/2017	12.276	14.029	0
	12/31/2018	14.029	12.835	0
	12/31/2019	12.835	15.106	0
	12/31/2020	15.106	16.989	0
2.20%
	12/31/2011	N/A	9.358	0
	12/31/2012	9.358	10.203	0
	12/31/2013	10.203	11.817	0
	12/31/2014	11.817	12.168	0
	12/31/2015	12.168	11.935	0
	12/31/2016	11.935	12.218	0
	12/31/2017	12.218	13.956	0
	12/31/2018	13.956	12.762	0
	12/31/2019	12.762	15.013	0
	12/31/2020	15.013	16.876	0
2.25%
	12/31/2011	N/A	9.338	0
	12/31/2012	9.338	10.176	0
	12/31/2013	10.176	11.780	0
	12/31/2014	11.780	12.123	0
	12/31/2015	12.123	11.885	0
	12/31/2016	11.885	12.161	0
	12/31/2017	12.161	13.884	0
	12/31/2018	13.884	12.690	0
	12/31/2019	12.690	14.920	0
	12/31/2020	14.920	16.764	0
2.30%
	12/31/2011	N/A	9.318	0
	12/31/2012	9.318	10.149	0
	12/31/2013	10.149	11.742	0
	12/31/2014	11.742	12.079	0
	12/31/2015	12.079	11.836	0
	12/31/2016	11.836	12.104	0
	12/31/2017	12.104	13.813	0
	12/31/2018	13.813	12.618	0
	12/31/2019	12.618	14.828	0
	12/31/2020	14.828	16.652	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	N/A	9.297	0
	12/31/2012	9.297	10.122	0
	12/31/2013	10.122	11.705	0
	12/31/2014	11.705	12.034	5
	12/31/2015	12.034	11.786	6
	12/31/2016	11.786	12.048	4
	12/31/2017	12.048	13.741	3
	12/31/2018	13.741	12.546	3
	12/31/2019	12.546	14.737	3
	12/31/2020	14.737	16.541	2
2.40%
	12/31/2011	N/A	9.277	0
	12/31/2012	9.277	10.094	0
	12/31/2013	10.094	11.668	0
	12/31/2014	11.668	11.990	0
	12/31/2015	11.990	11.737	0
	12/31/2016	11.737	11.991	0
	12/31/2017	11.991	13.670	0
	12/31/2018	13.670	12.475	0
	12/31/2019	12.475	14.646	0
	12/31/2020	14.646	16.431	0
2.45%
	12/31/2011	N/A	9.257	5
	12/31/2012	9.257	10.067	5
	12/31/2013	10.067	11.631	2
	12/31/2014	11.631	11.946	2
	12/31/2015	11.946	11.688	2
	12/31/2016	11.688	11.935	0
	12/31/2017	11.935	13.599	0
	12/31/2018	13.599	12.405	0
	12/31/2019	12.405	14.555	0
	12/31/2020	14.555	16.321	0
2.50%
	12/31/2011	N/A	9.237	0
	12/31/2012	9.237	10.040	0
	12/31/2013	10.040	11.594	0
	12/31/2014	11.594	11.902	0
	12/31/2015	11.902	11.639	2
	12/31/2016	11.639	11.880	2
	12/31/2017	11.880	13.529	2
	12/31/2018	13.529	12.334	2
	12/31/2019	12.334	14.466	1
	12/31/2020	14.466	16.212	1
2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
	12/31/2013	10.014	11.557	0
	12/31/2014	11.557	11.858	0
	12/31/2015	11.858	11.591	0
	12/31/2016	11.591	11.824	0
	12/31/2017	11.824	13.459	0
	12/31/2018	13.459	12.264	0
	12/31/2019	12.264	14.377	0
	12/31/2020	14.377	16.104	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	N/A	9.197	0
	12/31/2012	9.197	9.987	0
	12/31/2013	9.987	11.520	5
	12/31/2014	11.520	11.815	0
	12/31/2015	11.815	11.543	0
	12/31/2016	11.543	11.769	0
	12/31/2017	11.769	13.390	0
	12/31/2018	13.390	12.195	0
	12/31/2019	12.195	14.288	0
	12/31/2020	14.288	15.997	0
2.65%
	12/31/2011	N/A	9.177	0
	12/31/2012	9.177	9.960	0
	12/31/2013	9.960	11.483	0
	12/31/2014	11.483	11.771	0
	12/31/2015	11.771	11.494	0
	12/31/2016	11.494	11.714	0
	12/31/2017	11.714	13.321	0
	12/31/2018	13.321	12.126	0
	12/31/2019	12.126	14.200	0
	12/31/2020	14.200	15.890	0
2.70%
	12/31/2011	N/A	9.157	0
	12/31/2012	9.157	9.933	0
	12/31/2013	9.933	11.447	0
	12/31/2014	11.447	11.728	0
	12/31/2015	11.728	11.446	0
	12/31/2016	11.446	11.659	17
	12/31/2017	11.659	13.252	25
	12/31/2018	13.252	12.057	23
	12/31/2019	12.057	14.112	0
	12/31/2020	14.112	15.785	0
2.75%
	12/31/2011	N/A	9.137	0
	12/31/2012	9.137	9.907	0
	12/31/2013	9.907	11.411	0
	12/31/2014	11.411	11.685	0
	12/31/2015	11.685	11.399	0
	12/31/2016	11.399	11.605	0
	12/31/2017	11.605	13.183	0
	12/31/2018	13.183	11.989	0
	12/31/2019	11.989	14.025	0
	12/31/2020	14.025	15.679	0
2.80%
	12/31/2011	N/A	9.117	0
	12/31/2012	9.117	9.880	0
	12/31/2013	9.880	11.374	0
	12/31/2014	11.374	11.642	7
	12/31/2015	11.642	11.351	7
	12/31/2016	11.351	11.551	7
	12/31/2017	11.551	13.115	5
	12/31/2018	13.115	11.921	4
	12/31/2019	11.921	13.939	4
	12/31/2020	13.939	15.575	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	N/A	9.097	0
	12/31/2012	9.097	9.854	0
	12/31/2013	9.854	11.338	0
	12/31/2014	11.338	11.599	0
	12/31/2015	11.599	11.304	0
	12/31/2016	11.304	11.497	0
	12/31/2017	11.497	13.047	0
	12/31/2018	13.047	11.853	0
	12/31/2019	11.853	13.853	0
	12/31/2020	13.853	15.471	0
2.90%
	12/31/2011	N/A	9.077	0
	12/31/2012	9.077	9.827	0
	12/31/2013	9.827	11.302	0
	12/31/2014	11.302	11.557	0
	12/31/2015	11.557	11.256	0
	12/31/2016	11.256	11.443	0
	12/31/2017	11.443	12.980	0
	12/31/2018	12.980	11.786	0
	12/31/2019	11.786	13.767	0
	12/31/2020	13.767	15.368	0
2.95%
	12/31/2013	N/A	11.266	0
	12/31/2014	11.266	11.514	0
	12/31/2015	11.514	11.209	0
	12/31/2016	11.209	11.389	0
	12/31/2017	11.389	12.913	0
	12/31/2018	12.913	11.719	0
	12/31/2019	11.719	13.683	0
	12/31/2020	13.683	15.266	0
3.00%
	12/31/2011	N/A	9.038	0
	12/31/2012	9.038	9.775	0
	12/31/2013	9.775	11.230	0
	12/31/2014	11.230	11.472	0
	12/31/2015	11.472	11.163	0
	12/31/2016	11.163	11.336	0
	12/31/2017	11.336	12.846	0
	12/31/2018	12.846	11.653	0
	12/31/2019	11.653	13.598	0
	12/31/2020	13.598	15.164	0
3.05%
	12/31/2011	N/A	9.018	0
	12/31/2012	9.018	9.748	0
	12/31/2013	9.748	11.195	0
	12/31/2014	11.195	11.430	0
	12/31/2015	11.430	11.116	0
	12/31/2016	11.116	11.283	0
	12/31/2017	11.283	12.780	0
	12/31/2018	12.780	11.587	0
	12/31/2019	11.587	13.514	0
	12/31/2020	13.514	15.063	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	11.159	0
	12/31/2014	11.159	11.388	2
	12/31/2015	11.388	11.070	2
	12/31/2016	11.070	11.231	2
	12/31/2017	11.231	12.714	2
	12/31/2018	12.714	11.521	1
	12/31/2019	11.521	13.431	1
	12/31/2020	13.431	14.962	1
3.15%
	12/31/2011	N/A	8.979	0
	12/31/2012	8.979	9.696	0
	12/31/2013	9.696	11.124	0
	12/31/2014	11.124	11.346	0
	12/31/2015	11.346	11.023	0
	12/31/2016	11.023	11.178	0
	12/31/2017	11.178	12.648	0
	12/31/2018	12.648	11.456	0
	12/31/2019	11.456	13.348	0
	12/31/2020	13.348	14.863	0
3.20%
	12/31/2013	N/A	11.083	0
	12/31/2014	11.083	11.298	0
	12/31/2015	11.298	10.972	0
	12/31/2016	10.972	11.120	3
	12/31/2017	11.120	12.576	2
	12/31/2018	12.576	11.385	2
	12/31/2019	11.385	13.259	2
	12/31/2020	13.259	14.756	2
3.25%
	12/31/2013	N/A	11.047	0
	12/31/2014	11.047	11.256	0
	12/31/2015	11.256	10.926	0
	12/31/2016	10.926	11.068	0
	12/31/2017	11.068	12.511	0
	12/31/2018	12.511	11.320	0
	12/31/2019	11.320	13.177	0
	12/31/2020	13.177	14.657	0
3.30%
	12/31/2011	N/A	8.920	0
	12/31/2012	8.920	9.619	0
	12/31/2013	9.619	11.018	0
	12/31/2014	11.018	11.221	3
	12/31/2015	11.221	10.886	3
	12/31/2016	10.886	11.022	0
	12/31/2017	11.022	12.453	2
	12/31/2018	12.453	11.262	2
	12/31/2019	11.262	13.103	1
	12/31/2020	13.103	14.568	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	10.942	0
	12/31/2014	10.942	11.132	0
	12/31/2015	11.132	10.789	1
	12/31/2016	10.789	10.913	1
	12/31/2017	10.913	12.317	1
	12/31/2018	12.317	11.128	1
	12/31/2019	11.128	12.935	1
	12/31/2020	12.935	14.366	1
3.45%
	12/31/2013	N/A	10.907	0
	12/31/2014	10.907	11.091	0
	12/31/2015	11.091	10.744	0
	12/31/2016	10.744	10.862	0
	12/31/2017	10.862	12.254	0
	12/31/2018	12.254	11.065	0
	12/31/2019	11.065	12.855	0
	12/31/2020	12.855	14.270	0
3.55%
	12/31/2013	N/A	10.838	0
	12/31/2014	10.838	11.010	0
	12/31/2015	11.010	10.654	0
	12/31/2016	10.654	10.761	0
	12/31/2017	10.761	12.127	0
	12/31/2018	12.127	10.940	0
	12/31/2019	10.940	12.696	0
	12/31/2020	12.696	14.080	0
Franklin Allocation VIP Fund
1.65%
	12/31/2011	8.093	7.839	11
	12/31/2012	7.839	8.892	12
	12/31/2013	8.892	10.825	8
	12/31/2014	10.825	10.951	23
	12/31/2015	10.951	10.103	21
	12/31/2016	10.103	11.247	27
	12/31/2017	11.247	12.389	26
	12/31/2018	12.389	11.009	12
	12/31/2019	11.009	12.980	3
	12/31/2020	12.980	14.266	2
1.70%
	12/31/2011	8.079	7.821	64
	12/31/2012	7.821	8.867	58
	12/31/2013	8.867	10.790	47
	12/31/2014	10.790	10.910	38
	12/31/2015	10.910	10.060	14
	12/31/2016	10.060	11.194	14
	12/31/2017	11.194	12.324	13
	12/31/2018	12.324	10.946	13
	12/31/2019	10.946	12.899	11
	12/31/2020	12.899	14.170	11

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	8.065	7.804	3
	12/31/2012	7.804	8.843	3
	12/31/2013	8.843	10.755	1
	12/31/2014	10.755	10.870	1
	12/31/2015	10.870	10.017	1
	12/31/2016	10.017	11.141	0
	12/31/2017	11.141	12.260	0
	12/31/2018	12.260	10.884	0
	12/31/2019	10.884	12.819	0
	12/31/2020	12.819	14.075	0
1.80%
	12/31/2011	8.051	7.786	24
	12/31/2012	7.786	8.819	21
	12/31/2013	8.819	10.720	17
	12/31/2014	10.720	10.829	16
	12/31/2015	10.829	9.975	13
	12/31/2016	9.975	11.088	7
	12/31/2017	11.088	12.195	6
	12/31/2018	12.195	10.821	4
	12/31/2019	10.821	12.738	3
	12/31/2020	12.738	13.980	3
1.90%
	12/31/2011	8.023	7.751	4
	12/31/2012	7.751	8.770	3
	12/31/2013	8.770	10.651	2
	12/31/2014	10.651	10.748	22
	12/31/2015	10.748	9.890	2
	12/31/2016	9.890	10.983	2
	12/31/2017	10.983	12.068	2
	12/31/2018	12.068	10.697	2
	12/31/2019	10.697	12.580	1
	12/31/2020	12.580	13.792	0
1.95%
	12/31/2011	8.009	7.734	15
	12/31/2012	7.734	8.746	14
	12/31/2013	8.746	10.616	10
	12/31/2014	10.616	10.708	7
	12/31/2015	10.708	9.849	3
	12/31/2016	9.849	10.931	2
	12/31/2017	10.931	12.005	2
	12/31/2018	12.005	10.636	2
	12/31/2019	10.636	12.502	1
	12/31/2020	12.502	13.700	1
2.05%
	12/31/2011	7.981	7.699	10
	12/31/2012	7.699	8.698	10
	12/31/2013	8.698	10.547	8
	12/31/2014	10.547	10.627	8
	12/31/2015	10.627	9.765	8
	12/31/2016	9.765	10.828	5
	12/31/2017	10.828	11.879	5
	12/31/2018	11.879	10.514	5
	12/31/2019	10.514	12.346	2
	12/31/2020	12.346	13.515	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	7.967	7.682	241
	12/31/2012	7.682	8.674	237
	12/31/2013	8.674	10.513	184
	12/31/2014	10.513	10.588	113
	12/31/2015	10.588	9.724	96
	12/31/2016	9.724	10.777	68
	12/31/2017	10.777	11.817	49
	12/31/2018	11.817	10.454	43
	12/31/2019	10.454	12.270	32
	12/31/2020	12.270	13.425	16
2.15%
	12/31/2011	7.953	7.664	0
	12/31/2012	7.664	8.650	0
	12/31/2013	8.650	10.479	0
	12/31/2014	10.479	10.548	0
	12/31/2015	10.548	9.682	0
	12/31/2016	9.682	10.725	0
	12/31/2017	10.725	11.755	0
	12/31/2018	11.755	10.394	0
	12/31/2019	10.394	12.193	0
	12/31/2020	12.193	13.334	0
2.20%
	12/31/2011	7.934	7.642	18
	12/31/2012	7.642	8.621	15
	12/31/2013	8.621	10.438	15
	12/31/2014	10.438	10.501	5
	12/31/2015	10.501	9.635	4
	12/31/2016	9.635	10.667	0
	12/31/2017	10.667	11.686	0
	12/31/2018	11.686	10.327	0
	12/31/2019	10.327	12.109	0
	12/31/2020	12.109	13.235	0
2.25%
	12/31/2011	7.925	7.630	48
	12/31/2012	7.630	8.603	42
	12/31/2013	8.603	10.411	33
	12/31/2014	10.411	10.470	10
	12/31/2015	10.470	9.601	8
	12/31/2016	9.601	10.624	7
	12/31/2017	10.624	11.633	6
	12/31/2018	11.633	10.275	5
	12/31/2019	10.275	12.042	4
	12/31/2020	12.042	13.156	1
2.30%
	12/31/2011	7.912	7.613	3
	12/31/2012	7.613	8.580	3
	12/31/2013	8.580	10.377	2
	12/31/2014	10.377	10.430	2
	12/31/2015	10.430	9.560	2
	12/31/2016	9.560	10.574	2
	12/31/2017	10.574	11.572	2
	12/31/2018	11.572	10.216	2
	12/31/2019	10.216	11.967	1
	12/31/2020	11.967	13.067	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	7.898	7.596	110
	12/31/2012	7.596	8.556	101
	12/31/2013	8.556	10.344	92
	12/31/2014	10.344	10.391	65
	12/31/2015	10.391	9.519	38
	12/31/2016	9.519	10.524	20
	12/31/2017	10.524	11.511	19
	12/31/2018	11.511	10.158	19
	12/31/2019	10.158	11.892	18
	12/31/2020	11.892	12.979	17
2.40%
	12/31/2011	7.884	7.579	42
	12/31/2012	7.579	8.533	41
	12/31/2013	8.533	10.310	21
	12/31/2014	10.310	10.352	16
	12/31/2015	10.352	9.479	8
	12/31/2016	9.479	10.474	6
	12/31/2017	10.474	11.451	6
	12/31/2018	11.451	10.100	5
	12/31/2019	10.100	11.818	4
	12/31/2020	11.818	12.892	4
2.45%
	12/31/2011	7.870	7.561	10
	12/31/2012	7.561	8.509	10
	12/31/2013	8.509	10.276	9
	12/31/2014	10.276	10.313	8
	12/31/2015	10.313	9.438	5
	12/31/2016	9.438	10.424	3
	12/31/2017	10.424	11.390	3
	12/31/2018	11.390	10.041	3
	12/31/2019	10.041	11.744	2
	12/31/2020	11.744	12.804	2
2.50%
	12/31/2011	7.856	7.545	29
	12/31/2012	7.545	8.486	28
	12/31/2013	8.486	10.243	11
	12/31/2014	10.243	10.275	9
	12/31/2015	10.275	9.399	9
	12/31/2016	9.399	10.375	16
	12/31/2017	10.375	11.331	10
	12/31/2018	11.331	9.984	9
	12/31/2019	9.984	11.671	8
	12/31/2020	11.671	12.719	7
2.55%
	12/31/2011	7.843	7.528	2
	12/31/2012	7.528	8.462	1
	12/31/2013	8.462	10.210	1
	12/31/2014	10.210	10.237	0
	12/31/2015	10.237	9.359	0
	12/31/2016	9.359	10.326	0
	12/31/2017	10.326	11.272	0
	12/31/2018	11.272	9.927	0
	12/31/2019	9.927	11.598	0
	12/31/2020	11.598	12.633	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	7.829	7.511	132
	12/31/2012	7.511	8.439	130
	12/31/2013	8.439	10.176	157
	12/31/2014	10.176	10.198	159
	12/31/2015	10.198	9.319	164
	12/31/2016	9.319	10.276	169
	12/31/2017	10.276	11.212	135
	12/31/2018	11.212	9.869	118
	12/31/2019	9.869	11.525	109
	12/31/2020	11.525	12.547	118
2.65%
	12/31/2011	7.815	7.494	29
	12/31/2012	7.494	8.416	29
	12/31/2013	8.416	10.144	1
	12/31/2014	10.144	10.160	1
	12/31/2015	10.160	9.280	1
	12/31/2016	9.280	10.228	1
	12/31/2017	10.228	11.154	1
	12/31/2018	11.154	9.813	1
	12/31/2019	9.813	11.454	1
	12/31/2020	11.454	12.464	1
2.70%
	12/31/2011	7.802	7.477	3
	12/31/2012	7.477	8.393	3
	12/31/2013	8.393	10.111	3
	12/31/2014	10.111	10.122	3
	12/31/2015	10.122	9.240	3
	12/31/2016	9.240	10.180	2
	12/31/2017	10.180	11.096	2
	12/31/2018	11.096	9.757	2
	12/31/2019	9.757	11.383	2
	12/31/2020	11.383	12.380	2
2.75%
	12/31/2011	7.788	7.460	50
	12/31/2012	7.460	8.369	43
	12/31/2013	8.369	10.078	35
	12/31/2014	10.078	10.083	50
	12/31/2015	10.083	9.200	41
	12/31/2016	9.200	10.131	39
	12/31/2017	10.131	11.037	31
	12/31/2018	11.037	9.700	23
	12/31/2019	9.700	11.311	22
	12/31/2020	11.311	12.296	21
2.80%
	12/31/2011	7.775	7.444	23
	12/31/2012	7.444	8.347	22
	12/31/2013	8.347	10.046	19
	12/31/2014	10.046	10.046	5
	12/31/2015	10.046	9.162	2
	12/31/2016	9.162	10.083	0
	12/31/2017	10.083	10.980	0
	12/31/2018	10.980	9.645	0
	12/31/2019	9.645	11.242	0
	12/31/2020	11.242	12.214	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	7.761	7.427	2
	12/31/2012	7.427	8.324	0
	12/31/2013	8.324	10.013	1
	12/31/2014	10.013	10.009	5
	12/31/2015	10.009	9.123	27
	12/31/2016	9.123	10.036	22
	12/31/2017	10.036	10.923	22
	12/31/2018	10.923	9.590	20
	12/31/2019	9.590	11.171	19
	12/31/2020	11.171	12.132	16
2.90%
	12/31/2011	7.741	7.405	217
	12/31/2012	7.405	8.295	202
	12/31/2013	8.295	9.973	218
	12/31/2014	9.973	9.964	77
	12/31/2015	9.964	9.078	73
	12/31/2016	9.078	9.980	84
	12/31/2017	9.980	10.857	77
	12/31/2018	10.857	9.528	72
	12/31/2019	9.528	11.093	65
	12/31/2020	11.093	12.041	59
2.95%
	12/31/2013	N/A	9.947	0
	12/31/2014	9.947	9.933	0
	12/31/2015	9.933	9.045	0
	12/31/2016	9.045	9.940	0
	12/31/2017	9.940	10.808	0
	12/31/2018	10.808	9.480	0
	12/31/2019	9.480	11.032	27
	12/31/2020	11.032	11.968	25
3.00%
	12/31/2011	7.720	7.377	1
	12/31/2012	7.377	8.255	1
	12/31/2013	8.255	9.915	14
	12/31/2014	9.915	9.896	18
	12/31/2015	9.896	9.007	18
	12/31/2016	9.007	9.893	2
	12/31/2017	9.893	10.751	2
	12/31/2018	10.751	9.425	2
	12/31/2019	9.425	10.963	2
	12/31/2020	10.963	11.887	3
3.05%
	12/31/2011	7.701	7.355	8
	12/31/2012	7.355	8.226	8
	12/31/2013	8.226	9.876	34
	12/31/2014	9.876	9.852	28
	12/31/2015	9.852	8.962	28
	12/31/2016	8.962	9.839	28
	12/31/2017	9.839	10.687	28
	12/31/2018	10.687	9.365	35
	12/31/2019	9.365	10.887	7
	12/31/2020	10.887	11.799	6

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	9.851	1
	12/31/2014	9.851	9.822	51
	12/31/2015	9.822	8.931	12
	12/31/2016	8.931	9.799	12
	12/31/2017	9.799	10.639	28
	12/31/2018	10.639	9.317	35
	12/31/2019	9.317	10.827	32
	12/31/2020	10.827	11.728	29
3.15%
	12/31/2011	7.679	7.327	0
	12/31/2012	7.327	8.187	0
	12/31/2013	8.187	9.819	0
	12/31/2014	9.819	9.785	0
	12/31/2015	9.785	8.893	1
	12/31/2016	8.893	9.753	6
	12/31/2017	9.753	10.583	6
	12/31/2018	10.583	9.264	6
	12/31/2019	9.264	10.759	6
	12/31/2020	10.759	11.649	6
3.20%
	12/31/2013	N/A	10.085	0
	12/31/2014	10.085	10.046	0
	12/31/2015	10.046	9.125	0
	12/31/2016	9.125	10.003	0
	12/31/2017	10.003	10.849	21
	12/31/2018	10.849	9.492	19
	12/31/2019	9.492	11.018	18
	12/31/2020	11.018	11.923	16
3.25%
	12/31/2013	N/A	10.053	5
	12/31/2014	10.053	10.008	5
	12/31/2015	10.008	9.086	5
	12/31/2016	9.086	9.955	4
	12/31/2017	9.955	10.792	4
	12/31/2018	10.792	9.437	3
	12/31/2019	9.437	10.949	3
	12/31/2020	10.949	11.843	2
3.30%
	12/31/2011	7.639	7.278	0
	12/31/2012	7.278	8.120	0
	12/31/2013	8.120	9.723	0
	12/31/2014	9.723	9.676	36
	12/31/2015	9.676	8.780	35
	12/31/2016	8.780	9.615	29
	12/31/2017	9.615	10.418	10
	12/31/2018	10.418	9.105	10
	12/31/2019	9.105	10.559	9
	12/31/2020	10.559	11.415	8

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	9.955	0
	12/31/2014	9.955	9.896	114
	12/31/2015	9.896	8.971	107
	12/31/2016	8.971	9.814	100
	12/31/2017	9.814	10.623	0
	12/31/2018	10.623	9.275	0
	12/31/2019	9.275	10.746	0
	12/31/2020	10.746	11.605	0
3.45%
	12/31/2013	N/A	9.922	0
	12/31/2014	9.922	9.859	0
	12/31/2015	9.859	8.933	0
	12/31/2016	8.933	9.767	0
	12/31/2017	9.767	10.567	0
	12/31/2018	10.567	9.222	0
	12/31/2019	9.222	10.679	0
	12/31/2020	10.679	11.527	0
3.55%
	12/31/2013	N/A	9.858	0
	12/31/2014	9.858	9.785	6
	12/31/2015	9.785	8.857	6
	12/31/2016	8.857	9.675	6
	12/31/2017	9.675	10.457	6
	12/31/2018	10.457	9.116	7
	12/31/2019	9.116	10.546	0
	12/31/2020	10.546	11.372	0
Franklin Income VIP Fund
1.65%
	12/31/2011	47.299	47.636	19
	12/31/2012	47.636	52.780	61
	12/31/2013	52.780	59.154	68
	12/31/2014	59.154	60.872	81
	12/31/2015	60.872	55.652	73
	12/31/2016	55.652	62.417	65
	12/31/2017	62.417	67.337	60
	12/31/2018	67.337	63.379	52
	12/31/2019	63.379	72.353	46
	12/31/2020	72.353	71.659	44
1.70%
	12/31/2011	46.782	47.092	41
	12/31/2012	47.092	52.152	127
	12/31/2013	52.152	58.420	155
	12/31/2014	58.420	60.087	154
	12/31/2015	60.087	54.907	143
	12/31/2016	54.907	61.551	131
	12/31/2017	61.551	66.370	128
	12/31/2018	66.370	62.437	112
	12/31/2019	62.437	71.241	92
	12/31/2020	71.241	70.523	80

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	46.262	46.546	0
	12/31/2012	46.546	51.520	1
	12/31/2013	51.520	57.684	1
	12/31/2014	57.684	59.300	4
	12/31/2015	59.300	54.161	3
	12/31/2016	54.161	60.684	2
	12/31/2017	60.684	65.402	2
	12/31/2018	65.402	61.496	2
	12/31/2019	61.496	70.133	2
	12/31/2020	70.133	69.391	2
1.80%
	12/31/2011	45.767	46.024	84
	12/31/2012	46.024	50.917	85
	12/31/2013	50.917	56.980	83
	12/31/2014	56.980	58.547	96
	12/31/2015	58.547	53.447	105
	12/31/2016	53.447	59.854	66
	12/31/2017	59.854	64.475	74
	12/31/2018	64.475	60.594	69
	12/31/2019	60.594	69.070	59
	12/31/2020	69.070	68.305	66
1.90%
	12/31/2011	44.811	45.018	11
	12/31/2012	45.018	49.754	18
	12/31/2013	49.754	55.623	41
	12/31/2014	55.623	57.096	47
	12/31/2015	57.096	52.069	45
	12/31/2016	52.069	58.253	53
	12/31/2017	58.253	62.689	51
	12/31/2018	62.689	58.855	39
	12/31/2019	58.855	67.021	38
	12/31/2020	67.021	66.212	34
1.95%
	12/31/2011	44.284	44.467	21
	12/31/2012	44.467	49.120	41
	12/31/2013	49.120	54.887	42
	12/31/2014	54.887	56.312	43
	12/31/2015	56.312	51.329	38
	12/31/2016	51.329	57.396	35
	12/31/2017	57.396	61.735	30
	12/31/2018	61.735	57.931	27
	12/31/2019	57.931	65.936	22
	12/31/2020	65.936	65.107	20
2.05%
	12/31/2011	43.323	43.458	7
	12/31/2012	43.458	47.957	8
	12/31/2013	47.957	53.534	9
	12/31/2014	53.534	54.869	9
	12/31/2015	54.869	49.963	6
	12/31/2016	49.963	55.814	4
	12/31/2017	55.814	59.973	3
	12/31/2018	59.973	56.221	3
	12/31/2019	56.221	63.926	2
	12/31/2020	63.926	63.059	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	42.850	42.962	54
	12/31/2012	42.962	47.386	54
	12/31/2013	47.386	52.870	49
	12/31/2014	52.870	54.161	32
	12/31/2015	54.161	49.295	48
	12/31/2016	49.295	55.039	42
	12/31/2017	55.039	59.111	41
	12/31/2018	59.111	55.385	37
	12/31/2019	55.385	62.944	33
	12/31/2020	62.944	62.060	32
2.15%
	12/31/2011	42.382	42.472	1
	12/31/2012	42.472	46.822	1
	12/31/2013	46.822	52.215	1
	12/31/2014	52.215	53.463	1
	12/31/2015	53.463	48.635	1
	12/31/2016	48.635	54.275	1
	12/31/2017	54.275	58.262	1
	12/31/2018	58.262	54.562	1
	12/31/2019	54.562	61.977	0
	12/31/2020	61.977	61.076	0
2.20%
	12/31/2011	39.636	39.700	1
	12/31/2012	39.700	43.744	2
	12/31/2013	43.744	48.758	1
	12/31/2014	48.758	49.899	1
	12/31/2015	49.899	45.370	1
	12/31/2016	45.370	50.606	1
	12/31/2017	50.606	54.296	1
	12/31/2018	54.296	50.823	1
	12/31/2019	50.823	57.700	1
	12/31/2020	57.700	56.833	1
2.25%
	12/31/2011	41.462	41.508	10
	12/31/2012	41.508	45.714	9
	12/31/2013	45.714	50.928	6
	12/31/2014	50.928	52.093	5
	12/31/2015	52.093	47.341	4
	12/31/2016	47.341	52.779	3
	12/31/2017	52.779	56.599	3
	12/31/2018	56.599	52.952	3
	12/31/2019	52.952	60.087	0
	12/31/2020	60.087	59.155	1
2.30%
	12/31/2011	40.120	40.145	1
	12/31/2012	40.145	44.190	1
	12/31/2013	44.190	49.206	1
	12/31/2014	49.206	50.307	1
	12/31/2015	50.307	45.695	0
	12/31/2016	45.695	50.918	0
	12/31/2017	50.918	54.576	0
	12/31/2018	54.576	51.033	0
	12/31/2019	51.033	57.882	0
	12/31/2020	57.882	56.954	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	40.561	40.566	19
	12/31/2012	40.566	44.632	19
	12/31/2013	44.632	49.673	16
	12/31/2014	49.673	50.758	18
	12/31/2015	50.758	46.082	16
	12/31/2016	46.082	51.324	13
	12/31/2017	51.324	54.984	12
	12/31/2018	54.984	51.389	11
	12/31/2019	51.389	58.256	9
	12/31/2020	58.256	57.294	9
2.40%
	12/31/2011	40.119	40.103	5
	12/31/2012	40.103	44.100	5
	12/31/2013	44.100	49.057	5
	12/31/2014	49.057	50.104	1
	12/31/2015	50.104	45.465	1
	12/31/2016	45.465	50.611	1
	12/31/2017	50.611	54.194	1
	12/31/2018	54.194	50.625	0
	12/31/2019	50.625	57.361	0
	12/31/2020	57.361	56.385	0
2.45%
	12/31/2011	39.681	39.646	5
	12/31/2012	39.646	43.575	5
	12/31/2013	43.575	48.448	4
	12/31/2014	48.448	49.458	3
	12/31/2015	49.458	44.856	2
	12/31/2016	44.856	49.909	2
	12/31/2017	49.909	53.415	2
	12/31/2018	53.415	49.872	2
	12/31/2019	49.872	56.480	1
	12/31/2020	56.480	55.491	2
2.50%
	12/31/2011	39.247	39.194	9
	12/31/2012	39.194	43.056	9
	12/31/2013	43.056	47.847	5
	12/31/2014	47.847	48.820	1
	12/31/2015	48.820	44.256	1
	12/31/2016	44.256	49.216	1
	12/31/2017	49.216	52.647	1
	12/31/2018	52.647	49.130	1
	12/31/2019	49.130	55.612	1
	12/31/2020	55.612	54.612	1
2.55%
	12/31/2011	38.819	38.746	1
	12/31/2012	38.746	42.544	2
	12/31/2013	42.544	47.254	1
	12/31/2014	47.254	48.191	0
	12/31/2015	48.191	43.663	0
	12/31/2016	43.663	48.533	0
	12/31/2017	48.533	51.890	0
	12/31/2018	51.890	48.400	0
	12/31/2019	48.400	54.758	0
	12/31/2020	54.758	53.746	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	38.395	38.304	14
	12/31/2012	38.304	42.037	14
	12/31/2013	42.037	46.668	20
	12/31/2014	46.668	47.569	25
	12/31/2015	47.569	43.079	25
	12/31/2016	43.079	47.859	27
	12/31/2017	47.859	51.145	26
	12/31/2018	51.145	47.680	21
	12/31/2019	47.680	53.917	19
	12/31/2020	53.917	52.894	19
2.65%
	12/31/2011	37.976	37.867	2
	12/31/2012	37.867	41.537	2
	12/31/2013	41.537	46.089	2
	12/31/2014	46.089	46.956	2
	12/31/2015	46.956	42.502	2
	12/31/2016	42.502	47.195	2
	12/31/2017	47.195	50.410	2
	12/31/2018	50.410	46.971	2
	12/31/2019	46.971	53.089	2
	12/31/2020	53.089	52.055	2
2.70%
	12/31/2011	37.562	37.435	0
	12/31/2012	37.435	41.042	2
	12/31/2013	41.042	45.518	2
	12/31/2014	45.518	46.350	2
	12/31/2015	46.350	41.933	2
	12/31/2016	41.933	46.540	2
	12/31/2017	46.540	49.685	2
	12/31/2018	49.685	46.273	0
	12/31/2019	46.273	52.273	0
	12/31/2020	52.273	51.230	0
2.75%
	12/31/2011	37.151	37.008	4
	12/31/2012	37.008	40.553	4
	12/31/2013	40.553	44.953	5
	12/31/2014	44.953	45.753	4
	12/31/2015	45.753	41.372	4
	12/31/2016	41.372	45.893	3
	12/31/2017	45.893	48.971	3
	12/31/2018	48.971	45.585	3
	12/31/2019	45.585	51.470	1
	12/31/2020	51.470	50.418	1
2.80%
	12/31/2011	36.746	36.586	1
	12/31/2012	36.586	40.071	1
	12/31/2013	40.071	44.396	1
	12/31/2014	44.396	45.163	0
	12/31/2015	45.163	40.818	0
	12/31/2016	40.818	45.256	0
	12/31/2017	45.256	48.267	0
	12/31/2018	48.267	44.907	0
	12/31/2019	44.907	50.680	4
	12/31/2020	50.680	49.618	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	36.345	36.168	0
	12/31/2012	36.168	39.593	0
	12/31/2013	39.593	43.845	0
	12/31/2014	43.845	44.580	3
	12/31/2015	44.580	40.271	4
	12/31/2016	40.271	44.628	3
	12/31/2017	44.628	47.573	4
	12/31/2018	47.573	44.240	4
	12/31/2019	44.240	49.901	5
	12/31/2020	49.901	48.832	5
2.90%
	12/31/2011	33.990	33.808	4
	12/31/2012	33.808	36.991	4
	12/31/2013	36.991	40.943	8
	12/31/2014	40.943	41.608	10
	12/31/2015	41.608	37.568	10
	12/31/2016	37.568	41.611	9
	12/31/2017	41.611	44.335	9
	12/31/2018	44.335	41.208	9
	12/31/2019	41.208	46.458	5
	12/31/2020	46.458	45.439	4
2.95%
	12/31/2013	N/A	42.765	0
	12/31/2014	42.765	43.438	2
	12/31/2015	43.438	39.200	0
	12/31/2016	39.200	43.398	0
	12/31/2017	43.398	46.216	0
	12/31/2018	46.216	42.934	0
	12/31/2019	42.934	48.380	0
	12/31/2020	48.380	47.295	0
3.00%
	12/31/2011	35.167	34.944	1
	12/31/2012	34.944	38.196	1
	12/31/2013	38.196	42.234	2
	12/31/2014	42.234	42.878	5
	12/31/2015	42.878	38.676	5
	12/31/2016	38.676	42.795	4
	12/31/2017	42.795	45.551	5
	12/31/2018	45.551	42.295	4
	12/31/2019	42.295	47.637	4
	12/31/2020	47.637	46.546	4
3.05%
	12/31/2011	32.889	32.664	2
	12/31/2012	32.664	35.685	2
	12/31/2013	35.685	39.438	1
	12/31/2014	39.438	40.019	2
	12/31/2015	40.019	36.079	2
	12/31/2016	36.079	39.902	3
	12/31/2017	39.902	42.451	3
	12/31/2018	42.451	39.397	3
	12/31/2019	39.397	44.350	3
	12/31/2020	44.350	43.312	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	41.193	2
	12/31/2014	41.193	41.779	5
	12/31/2015	41.779	37.647	4
	12/31/2016	37.647	41.616	4
	12/31/2017	41.616	44.251	4
	12/31/2018	44.251	41.047	4
	12/31/2019	41.047	46.184	4
	12/31/2020	46.184	45.081	4
3.15%
	12/31/2011	34.028	33.762	0
	12/31/2012	33.762	36.848	0
	12/31/2013	36.848	40.683	0
	12/31/2014	40.683	41.241	2
	12/31/2015	41.241	37.143	2
	12/31/2016	37.143	41.038	1
	12/31/2017	41.038	43.615	1
	12/31/2018	43.615	40.437	1
	12/31/2019	40.437	45.475	1
	12/31/2020	45.475	44.367	1
3.20%
	12/31/2013	N/A	39.652	0
	12/31/2014	39.652	40.175	0
	12/31/2015	40.175	36.165	0
	12/31/2016	36.165	39.938	0
	12/31/2017	39.938	42.425	0
	12/31/2018	42.425	39.314	0
	12/31/2019	39.314	44.190	0
	12/31/2020	44.190	43.091	0
3.25%
	12/31/2013	N/A	39.160	1
	12/31/2014	39.160	39.657	3
	12/31/2015	39.657	35.681	3
	12/31/2016	35.681	39.383	3
	12/31/2017	39.383	41.815	2
	12/31/2018	41.815	38.729	2
	12/31/2019	38.729	43.511	2
	12/31/2020	43.511	42.408	2
3.30%
	12/31/2011	32.926	32.619	0
	12/31/2012	32.619	35.547	0
	12/31/2013	35.547	39.188	0
	12/31/2014	39.188	39.666	1
	12/31/2015	39.666	35.671	1
	12/31/2016	35.671	39.352	1
	12/31/2017	39.352	41.761	1
	12/31/2018	41.761	38.660	1
	12/31/2019	38.660	43.411	1
	12/31/2020	43.411	42.290	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	37.720	0
	12/31/2014	37.720	38.142	3
	12/31/2015	38.142	34.266	1
	12/31/2016	34.266	37.765	0
	12/31/2017	37.765	40.037	1
	12/31/2018	40.037	37.026	0
	12/31/2019	37.026	41.535	0
	12/31/2020	41.535	40.421	0
3.45%
	12/31/2013	N/A	37.252	0
	12/31/2014	37.252	37.650	0
	12/31/2015	37.650	33.807	0
	12/31/2016	33.807	37.240	0
	12/31/2017	37.240	39.461	0
	12/31/2018	39.461	36.475	0
	12/31/2019	36.475	40.897	0
	12/31/2020	40.897	39.780	0
3.55%
	12/31/2013	N/A	36.333	1
	12/31/2014	36.333	36.684	1
	12/31/2015	36.684	32.907	1
	12/31/2016	32.907	36.213	1
	12/31/2017	36.213	38.334	0
	12/31/2018	38.334	35.398	0
	12/31/2019	35.398	39.649	0
	12/31/2020	39.649	38.528	0
Franklin Mutual Shares VIP Fund
1.65%
	12/31/2011	19.700	19.176	12
	12/31/2012	19.176	21.547	19
	12/31/2013	21.547	27.184	14
	12/31/2014	27.184	28.644	13
	12/31/2015	28.644	26.784	10
	12/31/2016	26.784	30.577	8
	12/31/2017	30.577	32.588	7
	12/31/2018	32.588	29.146	6
	12/31/2019	29.146	35.140	5
	12/31/2020	35.140	32.821	5
1.70%
	12/31/2011	19.561	19.032	24
	12/31/2012	19.032	21.374	52
	12/31/2013	21.374	26.952	56
	12/31/2014	26.952	28.385	51
	12/31/2015	28.385	26.529	42
	12/31/2016	26.529	30.270	31
	12/31/2017	30.270	32.245	29
	12/31/2018	32.245	28.825	26
	12/31/2019	28.825	34.736	22
	12/31/2020	34.736	32.426	20

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	19.425	18.890	0
	12/31/2012	18.890	21.204	0
	12/31/2013	21.204	26.724	0
	12/31/2014	26.724	28.131	0
	12/31/2015	28.131	26.279	0
	12/31/2016	26.279	29.969	0
	12/31/2017	29.969	31.909	0
	12/31/2018	31.909	28.510	0
	12/31/2019	28.510	34.339	0
	12/31/2020	34.339	32.040	0
1.80%
	12/31/2011	19.286	18.745	39
	12/31/2012	18.745	21.031	32
	12/31/2013	21.031	26.494	30
	12/31/2014	26.494	27.874	35
	12/31/2015	27.874	26.026	24
	12/31/2016	26.026	29.666	17
	12/31/2017	29.666	31.570	15
	12/31/2018	31.570	28.193	15
	12/31/2019	28.193	33.940	14
	12/31/2020	33.940	31.652	15
1.90%
	12/31/2011	19.032	18.480	11
	12/31/2012	18.480	20.713	21
	12/31/2013	20.713	26.066	47
	12/31/2014	26.066	27.397	21
	12/31/2015	27.397	25.554	19
	12/31/2016	25.554	29.100	20
	12/31/2017	29.100	30.937	14
	12/31/2018	30.937	27.600	13
	12/31/2019	27.600	33.193	7
	12/31/2020	33.193	30.924	4
1.95%
	12/31/2011	18.881	18.324	18
	12/31/2012	18.324	20.528	30
	12/31/2013	20.528	25.820	24
	12/31/2014	25.820	27.125	21
	12/31/2015	27.125	25.288	18
	12/31/2016	25.288	28.782	12
	12/31/2017	28.782	30.584	9
	12/31/2018	30.584	27.271	9
	12/31/2019	27.271	32.781	6
	12/31/2020	32.781	30.525	7
2.05%
	12/31/2011	18.615	18.048	6
	12/31/2012	18.048	20.199	5
	12/31/2013	20.199	25.381	4
	12/31/2014	25.381	26.637	4
	12/31/2015	26.637	24.808	3
	12/31/2016	24.808	28.208	2
	12/31/2017	28.208	29.944	2
	12/31/2018	29.944	26.673	1
	12/31/2019	26.673	32.031	1
	12/31/2020	32.031	29.796	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	18.484	17.912	55
	12/31/2012	17.912	20.036	50
	12/31/2013	20.036	25.164	32
	12/31/2014	25.164	26.396	17
	12/31/2015	26.396	24.572	15
	12/31/2016	24.572	27.925	9
	12/31/2017	27.925	29.629	6
	12/31/2018	29.629	26.379	5
	12/31/2019	26.379	31.662	3
	12/31/2020	31.662	29.439	4
2.15%
	12/31/2011	18.354	17.777	1
	12/31/2012	17.777	19.875	1
	12/31/2013	19.875	24.949	0
	12/31/2014	24.949	26.158	0
	12/31/2015	26.158	24.337	0
	12/31/2016	24.337	27.645	0
	12/31/2017	27.645	29.317	0
	12/31/2018	29.317	26.089	0
	12/31/2019	26.089	31.297	0
	12/31/2020	31.297	29.085	0
2.20%
	12/31/2011	17.639	17.076	6
	12/31/2012	17.076	19.082	5
	12/31/2013	19.082	23.942	3
	12/31/2014	23.942	25.089	2
	12/31/2015	25.089	23.331	2
	12/31/2016	23.331	26.489	2
	12/31/2017	26.489	28.077	2
	12/31/2018	28.077	24.973	2
	12/31/2019	24.973	29.944	1
	12/31/2020	29.944	27.813	2
2.25%
	12/31/2011	18.096	17.510	10
	12/31/2012	17.510	19.556	7
	12/31/2013	19.556	24.525	7
	12/31/2014	24.525	25.687	4
	12/31/2015	25.687	23.876	4
	12/31/2016	23.876	27.093	3
	12/31/2017	27.093	28.703	2
	12/31/2018	28.703	25.517	2
	12/31/2019	25.517	30.581	1
	12/31/2020	30.581	28.390	1
2.30%
	12/31/2011	17.968	17.377	1
	12/31/2012	17.377	19.399	1
	12/31/2013	19.399	24.315	0
	12/31/2014	24.315	25.455	0
	12/31/2015	25.455	23.648	0
	12/31/2016	23.648	26.821	0
	12/31/2017	26.821	28.401	0
	12/31/2018	28.401	25.236	0
	12/31/2019	25.236	30.228	0
	12/31/2020	30.228	28.049	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	17.841	17.246	29
	12/31/2012	17.246	19.243	27
	12/31/2013	19.243	24.107	21
	12/31/2014	24.107	25.225	14
	12/31/2015	25.225	23.422	10
	12/31/2016	23.422	26.552	9
	12/31/2017	26.552	28.102	7
	12/31/2018	28.102	24.958	6
	12/31/2019	24.958	29.880	4
	12/31/2020	29.880	27.713	4
2.40%
	12/31/2011	17.715	17.116	7
	12/31/2012	17.116	19.088	5
	12/31/2013	19.088	23.901	4
	12/31/2014	23.901	24.997	2
	12/31/2015	24.997	23.199	1
	12/31/2016	23.199	26.286	1
	12/31/2017	26.286	27.806	1
	12/31/2018	27.806	24.682	1
	12/31/2019	24.682	29.536	1
	12/31/2020	29.536	27.380	0
2.45%
	12/31/2011	17.590	16.987	6
	12/31/2012	16.987	18.934	6
	12/31/2013	18.934	23.697	1
	12/31/2014	23.697	24.771	1
	12/31/2015	24.771	22.978	1
	12/31/2016	22.978	26.022	1
	12/31/2017	26.022	27.514	1
	12/31/2018	27.514	24.410	0
	12/31/2019	24.410	29.196	0
	12/31/2020	29.196	27.051	0
2.50%
	12/31/2011	17.466	16.859	6
	12/31/2012	16.859	18.782	6
	12/31/2013	18.782	23.495	3
	12/31/2014	23.495	24.547	2
	12/31/2015	24.547	22.759	2
	12/31/2016	22.759	25.761	1
	12/31/2017	25.761	27.224	1
	12/31/2018	27.224	24.141	1
	12/31/2019	24.141	28.860	1
	12/31/2020	28.860	26.726	0
2.55%
	12/31/2011	17.343	16.731	4
	12/31/2012	16.731	18.631	4
	12/31/2013	18.631	23.294	4
	12/31/2014	23.294	24.325	4
	12/31/2015	24.325	22.542	3
	12/31/2016	22.542	25.503	3
	12/31/2017	25.503	26.938	3
	12/31/2018	26.938	23.875	3
	12/31/2019	23.875	28.528	3
	12/31/2020	28.528	26.405	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	17.221	16.605	15
	12/31/2012	16.605	18.481	13
	12/31/2013	18.481	23.095	21
	12/31/2014	23.095	24.105	32
	12/31/2015	24.105	22.327	29
	12/31/2016	22.327	25.247	22
	12/31/2017	25.247	26.654	23
	12/31/2018	26.654	23.612	16
	12/31/2019	23.612	28.199	13
	12/31/2020	28.199	26.088	13
2.65%
	12/31/2011	17.099	16.480	6
	12/31/2012	16.480	18.332	4
	12/31/2013	18.332	22.898	3
	12/31/2014	22.898	23.887	0
	12/31/2015	23.887	22.114	0
	12/31/2016	22.114	24.994	0
	12/31/2017	24.994	26.374	0
	12/31/2018	26.374	23.352	1
	12/31/2019	23.352	27.874	1
	12/31/2020	27.874	25.774	1
2.70%
	12/31/2011	16.979	16.355	0
	12/31/2012	16.355	18.184	0
	12/31/2013	18.184	22.702	0
	12/31/2014	22.702	23.671	0
	12/31/2015	23.671	21.903	0
	12/31/2016	21.903	24.743	0
	12/31/2017	24.743	26.096	0
	12/31/2018	26.096	23.095	0
	12/31/2019	23.095	27.553	0
	12/31/2020	27.553	25.465	0
2.75%
	12/31/2011	16.859	16.232	9
	12/31/2012	16.232	18.038	8
	12/31/2013	18.038	22.508	16
	12/31/2014	22.508	23.457	14
	12/31/2015	23.457	21.694	14
	12/31/2016	21.694	24.495	9
	12/31/2017	24.495	25.822	4
	12/31/2018	25.822	22.840	4
	12/31/2019	22.840	27.236	2
	12/31/2020	27.236	25.159	2
2.80%
	12/31/2011	16.740	16.109	1
	12/31/2012	16.109	17.893	1
	12/31/2013	17.893	22.316	1
	12/31/2014	22.316	23.245	0
	12/31/2015	23.245	21.487	0
	12/31/2016	21.487	24.249	0
	12/31/2017	24.249	25.550	0
	12/31/2018	25.550	22.588	0
	12/31/2019	22.588	26.922	0
	12/31/2020	26.922	24.857	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	16.622	15.988	0
	12/31/2012	15.988	17.749	0
	12/31/2013	17.749	22.125	4
	12/31/2014	22.125	23.035	6
	12/31/2015	23.035	21.283	10
	12/31/2016	21.283	24.006	7
	12/31/2017	24.006	25.281	8
	12/31/2018	25.281	22.339	8
	12/31/2019	22.339	26.612	10
	12/31/2020	26.612	24.558	11
2.90%
	12/31/2011	15.975	15.358	4
	12/31/2012	15.358	17.041	3
	12/31/2013	17.041	21.232	2
	12/31/2014	21.232	22.094	4
	12/31/2015	22.094	20.403	4
	12/31/2016	20.403	23.002	4
	12/31/2017	23.002	24.212	3
	12/31/2018	24.212	21.384	3
	12/31/2019	21.384	25.461	3
	12/31/2020	25.461	23.484	3
2.95%
	12/31/2013	N/A	21.749	0
	12/31/2014	21.749	22.620	0
	12/31/2015	22.620	20.879	0
	12/31/2016	20.879	23.527	0
	12/31/2017	23.527	24.752	0
	12/31/2018	24.752	21.850	0
	12/31/2019	21.850	26.003	0
	12/31/2020	26.003	23.972	0
3.00%
	12/31/2011	16.273	15.628	1
	12/31/2012	15.628	17.324	1
	12/31/2013	17.324	21.563	2
	12/31/2014	21.563	22.416	3
	12/31/2015	22.416	20.680	3
	12/31/2016	20.680	23.291	2
	12/31/2017	23.291	24.491	2
	12/31/2018	24.491	21.609	2
	12/31/2019	21.609	25.704	2
	12/31/2020	25.704	23.684	2
3.05%
	12/31/2011	15.639	15.012	4
	12/31/2012	15.012	16.633	4
	12/31/2013	16.633	20.692	2
	12/31/2014	20.692	21.500	1
	12/31/2015	21.500	19.825	1
	12/31/2016	19.825	22.317	1
	12/31/2017	22.317	23.455	2
	12/31/2018	23.455	20.685	2
	12/31/2019	20.685	24.592	2
	12/31/2020	24.592	22.648	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	21.196	4
	12/31/2014	21.196	22.012	4
	12/31/2015	22.012	20.287	1
	12/31/2016	20.287	22.826	1
	12/31/2017	22.826	23.978	1
	12/31/2018	23.978	21.135	3
	12/31/2019	21.135	25.115	3
	12/31/2020	25.115	23.118	3
3.15%
	12/31/2011	15.931	15.277	0
	12/31/2012	15.277	16.909	0
	12/31/2013	16.909	21.015	0
	12/31/2014	21.015	21.813	3
	12/31/2015	21.813	20.094	4
	12/31/2016	20.094	22.597	4
	12/31/2017	22.597	23.726	4
	12/31/2018	23.726	20.902	4
	12/31/2019	20.902	24.826	4
	12/31/2020	24.826	22.841	3
3.20%
	12/31/2013	N/A	21.543	0
	12/31/2014	21.543	22.350	0
	12/31/2015	22.350	20.578	0
	12/31/2016	20.578	23.130	0
	12/31/2017	23.130	24.274	0
	12/31/2018	24.274	21.374	0
	12/31/2019	21.374	25.373	0
	12/31/2020	25.373	23.333	0
3.25%
	12/31/2013	N/A	21.359	1
	12/31/2014	21.359	22.148	3
	12/31/2015	22.148	20.382	3
	12/31/2016	20.382	22.898	3
	12/31/2017	22.898	24.018	2
	12/31/2018	24.018	21.138	2
	12/31/2019	21.138	25.081	1
	12/31/2020	25.081	23.052	1
3.30%
	12/31/2011	15.596	14.934	0
	12/31/2012	14.934	16.504	0
	12/31/2013	16.504	20.481	0
	12/31/2014	20.481	21.227	0
	12/31/2015	21.227	19.524	0
	12/31/2016	19.524	21.924	0
	12/31/2017	21.924	22.985	0
	12/31/2018	22.985	20.219	0
	12/31/2019	20.219	23.978	0
	12/31/2020	23.978	22.027	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	20.815	1
	12/31/2014	20.815	21.553	3
	12/31/2015	21.553	19.804	1
	12/31/2016	19.804	22.215	0
	12/31/2017	22.215	23.267	0
	12/31/2018	23.267	20.447	0
	12/31/2019	20.447	24.224	0
	12/31/2020	24.224	22.231	0
3.45%
	12/31/2013	N/A	20.637	0
	12/31/2014	20.637	21.358	0
	12/31/2015	21.358	19.615	0
	12/31/2016	19.615	21.992	0
	12/31/2017	21.992	23.022	0
	12/31/2018	23.022	20.221	0
	12/31/2019	20.221	23.945	0
	12/31/2020	23.945	21.964	0
3.55%
	12/31/2013	N/A	20.286	2
	12/31/2014	20.286	20.973	1
	12/31/2015	20.973	19.242	1
	12/31/2016	19.242	21.553	1
	12/31/2017	21.553	22.540	1
	12/31/2018	22.540	19.778	1
	12/31/2019	19.778	23.396	0
	12/31/2020	23.396	21.439	0
Franklin U.S. Government Securities VIP Fund
1.65%
	12/31/2011	27.784	28.883	50
	12/31/2012	28.883	28.944	54
	12/31/2013	28.944	27.833	51
	12/31/2014	27.833	28.304	57
	12/31/2015	28.304	27.973	51
	12/31/2016	27.973	27.698	46
	12/31/2017	27.698	27.610	45
	12/31/2018	27.610	27.248	36
	12/31/2019	27.248	28.203	36
	12/31/2020	28.203	28.803	33
1.70%
	12/31/2011	27.483	28.555	26
	12/31/2012	28.555	28.601	44
	12/31/2013	28.601	27.490	52
	12/31/2014	27.490	27.941	54
	12/31/2015	27.941	27.600	71
	12/31/2016	27.600	27.315	80
	12/31/2017	27.315	27.215	62
	12/31/2018	27.215	26.844	55
	12/31/2019	26.844	27.772	51
	12/31/2020	27.772	28.349	46

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	27.098	28.142	0
	12/31/2012	28.142	28.173	6
	12/31/2013	28.173	27.064	5
	12/31/2014	27.064	27.495	4
	12/31/2015	27.495	27.146	4
	12/31/2016	27.146	26.852	1
	12/31/2017	26.852	26.741	1
	12/31/2018	26.741	26.363	1
	12/31/2019	26.363	27.260	1
	12/31/2020	27.260	27.812	1
1.80%
	12/31/2011	26.890	27.911	4
	12/31/2012	27.911	27.928	20
	12/31/2013	27.928	26.816	4
	12/31/2014	26.816	27.229	7
	12/31/2015	27.229	26.870	4
	12/31/2016	26.870	26.565	4
	12/31/2017	26.565	26.442	4
	12/31/2018	26.442	26.055	4
	12/31/2019	26.055	26.929	4
	12/31/2020	26.929	27.461	4
1.90%
	12/31/2011	26.325	27.298	74
	12/31/2012	27.298	27.287	89
	12/31/2013	27.287	26.174	84
	12/31/2014	26.174	26.550	87
	12/31/2015	26.550	26.174	86
	12/31/2016	26.174	25.852	89
	12/31/2017	25.852	25.707	86
	12/31/2018	25.707	25.305	79
	12/31/2019	25.305	26.127	40
	12/31/2020	26.127	26.616	39
1.95%
	12/31/2011	26.024	26.972	24
	12/31/2012	26.972	26.948	43
	12/31/2013	26.948	25.836	50
	12/31/2014	25.836	26.194	46
	12/31/2015	26.194	25.810	45
	12/31/2016	25.810	25.480	43
	12/31/2017	25.480	25.324	32
	12/31/2018	25.324	24.916	29
	12/31/2019	24.916	25.712	23
	12/31/2020	25.712	26.180	22
2.05%
	12/31/2011	25.462	26.364	5
	12/31/2012	26.364	26.313	6
	12/31/2013	26.313	25.202	7
	12/31/2014	25.202	25.526	7
	12/31/2015	25.526	25.127	7
	12/31/2016	25.127	24.781	5
	12/31/2017	24.781	24.604	4
	12/31/2018	24.604	24.183	4
	12/31/2019	24.183	24.932	3
	12/31/2020	24.932	25.360	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	25.186	26.065	22
	12/31/2012	26.065	26.002	21
	12/31/2013	26.002	24.891	22
	12/31/2014	24.891	25.199	12
	12/31/2015	25.199	24.792	18
	12/31/2016	24.792	24.438	20
	12/31/2017	24.438	24.252	9
	12/31/2018	24.252	23.825	8
	12/31/2019	23.825	24.550	7
	12/31/2020	24.550	24.960	7
2.15%
	12/31/2011	24.913	25.769	2
	12/31/2012	25.769	25.694	2
	12/31/2013	25.694	24.584	2
	12/31/2014	24.584	24.876	2
	12/31/2015	24.876	24.462	2
	12/31/2016	24.462	24.101	1
	12/31/2017	24.101	23.905	1
	12/31/2018	23.905	23.473	1
	12/31/2019	23.473	24.175	1
	12/31/2020	24.175	24.566	1
2.20%
	12/31/2011	23.309	24.099	6
	12/31/2012	24.099	24.016	6
	12/31/2013	24.016	22.968	2
	12/31/2014	22.968	23.228	3
	12/31/2015	23.228	22.831	3
	12/31/2016	22.831	22.482	3
	12/31/2017	22.482	22.289	4
	12/31/2018	22.289	21.874	4
	12/31/2019	21.874	22.517	2
	12/31/2020	22.517	22.870	2
2.25%
	12/31/2011	24.375	25.188	22
	12/31/2012	25.188	25.089	13
	12/31/2013	25.089	23.982	11
	12/31/2014	23.982	24.242	10
	12/31/2015	24.242	23.815	9
	12/31/2016	23.815	23.439	9
	12/31/2017	23.439	23.226	9
	12/31/2018	23.226	22.783	9
	12/31/2019	22.783	23.441	4
	12/31/2020	23.441	23.796	3
2.30%
	12/31/2011	23.488	24.259	3
	12/31/2012	24.259	24.152	0
	12/31/2013	24.152	23.074	1
	12/31/2014	23.074	23.312	1
	12/31/2015	23.312	22.890	1
	12/31/2016	22.890	22.518	1
	12/31/2017	22.518	22.302	1
	12/31/2018	22.302	21.866	1
	12/31/2019	21.866	22.486	0
	12/31/2020	22.486	22.816	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	23.849	24.620	39
	12/31/2012	24.620	24.498	35
	12/31/2013	24.498	23.394	27
	12/31/2014	23.394	23.624	25
	12/31/2015	23.624	23.184	22
	12/31/2016	23.184	22.796	21
	12/31/2017	22.796	22.566	17
	12/31/2018	22.566	22.114	15
	12/31/2019	22.114	22.730	10
	12/31/2020	22.730	23.051	9
2.40%
	12/31/2011	23.590	24.340	8
	12/31/2012	24.340	24.208	4
	12/31/2013	24.208	23.105	4
	12/31/2014	23.105	23.321	2
	12/31/2015	23.321	22.876	2
	12/31/2016	22.876	22.481	1
	12/31/2017	22.481	22.243	1
	12/31/2018	22.243	21.786	1
	12/31/2019	21.786	22.382	1
	12/31/2020	22.382	22.687	1
2.45%
	12/31/2011	23.334	24.064	2
	12/31/2012	24.064	23.922	2
	12/31/2013	23.922	22.820	1
	12/31/2014	22.820	23.021	1
	12/31/2015	23.021	22.571	1
	12/31/2016	22.571	22.171	1
	12/31/2017	22.171	21.925	1
	12/31/2018	21.925	21.464	1
	12/31/2019	21.464	22.040	1
	12/31/2020	22.040	22.329	1
2.50%
	12/31/2011	23.081	23.791	10
	12/31/2012	23.791	23.639	11
	12/31/2013	23.639	22.539	10
	12/31/2014	22.539	22.726	5
	12/31/2015	22.726	22.270	1
	12/31/2016	22.270	21.864	1
	12/31/2017	21.864	21.612	1
	12/31/2018	21.612	21.146	0
	12/31/2019	21.146	21.703	0
	12/31/2020	21.703	21.976	0
2.55%
	12/31/2011	22.831	23.522	1
	12/31/2012	23.522	23.359	1
	12/31/2013	23.359	22.261	0
	12/31/2014	22.261	22.435	0
	12/31/2015	22.435	21.973	0
	12/31/2016	21.973	21.562	0
	12/31/2017	21.562	21.302	0
	12/31/2018	21.302	20.833	0
	12/31/2019	20.833	21.371	0
	12/31/2020	21.371	21.629	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	22.536	23.206	6
	12/31/2012	23.206	23.034	6
	12/31/2013	23.034	21.940	14
	12/31/2014	21.940	22.101	26
	12/31/2015	22.101	21.636	26
	12/31/2016	21.636	21.220	22
	12/31/2017	21.220	20.954	17
	12/31/2018	20.954	20.482	16
	12/31/2019	20.482	21.000	12
	12/31/2020	21.000	21.243	11
2.65%
	12/31/2011	22.338	22.991	11
	12/31/2012	22.991	22.809	2
	12/31/2013	22.809	21.715	1
	12/31/2014	21.715	21.863	0
	12/31/2015	21.863	21.392	0
	12/31/2016	21.392	20.971	0
	12/31/2017	20.971	20.697	0
	12/31/2018	20.697	20.221	0
	12/31/2019	20.221	20.722	0
	12/31/2020	20.722	20.952	0
2.70%
	12/31/2011	22.096	22.730	8
	12/31/2012	22.730	22.539	4
	12/31/2013	22.539	21.447	4
	12/31/2014	21.447	21.582	4
	12/31/2015	21.582	21.107	5
	12/31/2016	21.107	20.681	5
	12/31/2017	20.681	20.401	2
	12/31/2018	20.401	19.922	2
	12/31/2019	19.922	20.405	3
	12/31/2020	20.405	20.621	3
2.75%
	12/31/2011	21.811	22.427	12
	12/31/2012	22.427	22.227	10
	12/31/2013	22.227	21.140	7
	12/31/2014	21.140	21.262	7
	12/31/2015	21.262	20.783	7
	12/31/2016	20.783	20.354	8
	12/31/2017	20.354	20.068	9
	12/31/2018	20.068	19.587	9
	12/31/2019	19.587	20.052	14
	12/31/2020	20.052	20.254	14
2.80%
	12/31/2011	21.619	22.217	16
	12/31/2012	22.217	22.008	5
	12/31/2013	22.008	20.921	5
	12/31/2014	20.921	21.032	1
	12/31/2015	21.032	20.548	0
	12/31/2016	20.548	20.114	0
	12/31/2017	20.114	19.822	0
	12/31/2018	19.822	19.336	0
	12/31/2019	19.336	19.786	0
	12/31/2020	19.786	19.975	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	21.384	21.965	10
	12/31/2012	21.965	21.748	11
	12/31/2013	21.748	20.663	14
	12/31/2014	20.663	20.762	6
	12/31/2015	20.762	20.275	6
	12/31/2016	20.275	19.836	6
	12/31/2017	19.836	19.538	6
	12/31/2018	19.538	19.050	6
	12/31/2019	19.050	19.483	5
	12/31/2020	19.483	19.659	5
2.90%
	12/31/2011	20.008	20.541	18
	12/31/2012	20.541	20.328	18
	12/31/2013	20.328	19.304	23
	12/31/2014	19.304	19.387	21
	12/31/2015	19.387	18.922	20
	12/31/2016	18.922	18.503	19
	12/31/2017	18.503	18.217	15
	12/31/2018	18.217	17.753	13
	12/31/2019	17.753	18.147	13
	12/31/2020	18.147	18.302	9
2.95%
	12/31/2013	N/A	20.157	0
	12/31/2014	20.157	20.233	0
	12/31/2015	20.233	19.738	0
	12/31/2016	19.738	19.291	0
	12/31/2017	19.291	18.983	0
	12/31/2018	18.983	18.490	0
	12/31/2019	18.490	18.892	0
	12/31/2020	18.892	19.044	0
3.00%
	12/31/2011	20.696	21.226	0
	12/31/2012	21.226	20.984	0
	12/31/2013	20.984	19.908	0
	12/31/2014	19.908	19.973	4
	12/31/2015	19.973	19.475	3
	12/31/2016	19.475	19.025	3
	12/31/2017	19.025	18.711	6
	12/31/2018	18.711	18.216	6
	12/31/2019	18.216	18.603	5
	12/31/2020	18.603	18.743	5
3.05%
	12/31/2011	19.364	19.850	0
	12/31/2012	19.850	19.614	0
	12/31/2013	19.614	18.599	1
	12/31/2014	18.599	18.651	1
	12/31/2015	18.651	18.176	1
	12/31/2016	18.176	17.747	1
	12/31/2017	17.747	17.446	1
	12/31/2018	17.446	16.976	1
	12/31/2019	16.976	17.327	1
	12/31/2020	17.327	17.449	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	19.420	0
	12/31/2014	19.420	19.464	0
	12/31/2015	19.464	18.960	0
	12/31/2016	18.960	18.503	0
	12/31/2017	18.503	18.180	0
	12/31/2018	18.180	17.681	2
	12/31/2019	17.681	18.038	1
	12/31/2020	18.038	18.156	1
3.15%
	12/31/2011	20.029	20.512	3
	12/31/2012	20.512	20.248	3
	12/31/2013	20.248	19.180	3
	12/31/2014	19.180	19.215	3
	12/31/2015	19.215	18.707	7
	12/31/2016	18.707	18.247	4
	12/31/2017	18.247	17.920	4
	12/31/2018	17.920	17.419	4
	12/31/2019	17.419	17.762	3
	12/31/2020	17.762	17.869	3
3.20%
	12/31/2013	N/A	18.441	0
	12/31/2014	18.441	18.465	0
	12/31/2015	18.465	17.968	0
	12/31/2016	17.968	17.518	0
	12/31/2017	17.518	17.195	7
	12/31/2018	17.195	16.706	7
	12/31/2019	16.706	17.026	7
	12/31/2020	17.026	17.120	6
3.25%
	12/31/2013	N/A	18.214	0
	12/31/2014	18.214	18.228	0
	12/31/2015	18.228	17.729	0
	12/31/2016	17.729	17.275	0
	12/31/2017	17.275	16.948	0
	12/31/2018	16.948	16.459	0
	12/31/2019	16.459	16.766	0
	12/31/2020	16.766	16.850	0
3.30%
	12/31/2011	19.384	19.822	0
	12/31/2012	19.822	19.537	0
	12/31/2013	19.537	18.479	0
	12/31/2014	18.479	18.485	9
	12/31/2015	18.485	17.969	5
	12/31/2016	17.969	17.501	5
	12/31/2017	17.501	17.161	0
	12/31/2018	17.161	16.657	0
	12/31/2019	16.657	16.959	0
	12/31/2020	16.959	17.036	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	17.548	0
	12/31/2014	17.548	17.535	0
	12/31/2015	17.535	17.029	0
	12/31/2016	17.029	16.569	0
	12/31/2017	16.569	16.231	0
	12/31/2018	16.231	15.738	0
	12/31/2019	15.738	16.008	0
	12/31/2020	16.008	16.064	0
3.45%
	12/31/2013	N/A	17.331	0
	12/31/2014	17.331	17.310	0
	12/31/2015	17.310	16.802	0
	12/31/2016	16.802	16.340	0
	12/31/2017	16.340	15.999	0
	12/31/2018	15.999	15.505	0
	12/31/2019	15.505	15.763	0
	12/31/2020	15.763	15.810	0
3.55%
	12/31/2013	N/A	16.906	0
	12/31/2014	16.906	16.868	0
	12/31/2015	16.868	16.357	0
	12/31/2016	16.357	15.891	0
	12/31/2017	15.891	15.544	0
	12/31/2018	15.544	15.049	0
	12/31/2019	15.049	15.284	0
	12/31/2020	15.284	15.315	0
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
	12/31/2014	N/A	13.221	0
	12/31/2015	13.221	13.117	3
	12/31/2016	13.117	13.140	5
	12/31/2017	13.140	13.352	4
	12/31/2018	13.352	13.103	4
	12/31/2019	13.103	13.902	4
	12/31/2020	13.902	14.724	4
1.70%
	12/31/2014	N/A	13.166	0
	12/31/2015	13.166	13.056	2
	12/31/2016	13.056	13.072	11
	12/31/2017	13.072	13.276	3
	12/31/2018	13.276	13.022	6
	12/31/2019	13.022	13.809	15
	12/31/2020	13.809	14.619	13
1.75%
	12/31/2014	N/A	13.111	0
	12/31/2015	13.111	12.995	0
	12/31/2016	12.995	13.004	0
	12/31/2017	13.004	13.201	0
	12/31/2018	13.201	12.941	0
	12/31/2019	12.941	13.717	0
	12/31/2020	13.717	14.514	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2014	N/A	12.947	0
	12/31/2015	12.947	12.813	0
	12/31/2016	12.813	12.803	0
	12/31/2017	12.803	12.978	2
	12/31/2018	12.978	12.703	9
	12/31/2019	12.703	13.445	11
	12/31/2020	13.445	14.204	13
1.95%
	12/31/2014	N/A	12.893	0
	12/31/2015	12.893	12.753	0
	12/31/2016	12.753	12.737	0
	12/31/2017	12.737	12.904	0
	12/31/2018	12.904	12.625	0
	12/31/2019	12.625	13.355	0
	12/31/2020	13.355	14.102	0
2.05%
	12/31/2014	N/A	12.786	0
	12/31/2015	12.786	12.634	0
	12/31/2016	12.634	12.605	0
	12/31/2017	12.605	12.758	0
	12/31/2018	12.758	12.469	0
	12/31/2019	12.469	13.177	0
	12/31/2020	13.177	13.901	0
MFS VIT Total Return Bond Portfolio
1.65%
	12/31/2014	N/A	17.112	1
	12/31/2015	17.112	16.734	1
	12/31/2016	16.734	17.120	2
	12/31/2017	17.120	17.545	2
	12/31/2018	17.545	17.027	2
	12/31/2019	17.027	18.410	2
	12/31/2020	18.410	19.588	3
1.70%
	12/31/2014	N/A	16.987	0
	12/31/2015	16.987	16.603	16
	12/31/2016	16.603	16.978	18
	12/31/2017	16.978	17.391	1
	12/31/2018	17.391	16.869	3
	12/31/2019	16.869	18.230	5
	12/31/2020	18.230	19.386	3
1.75%
	12/31/2014	N/A	16.862	0
	12/31/2015	16.862	16.474	0
	12/31/2016	16.474	16.837	0
	12/31/2017	16.837	17.238	2
	12/31/2018	17.238	16.712	2
	12/31/2019	16.712	18.051	1
	12/31/2020	18.051	19.187	1
1.90%
	12/31/2014	N/A	16.495	30
	12/31/2015	16.495	16.090	7
	12/31/2016	16.090	16.421	7
	12/31/2017	16.421	16.786	3
	12/31/2018	16.786	16.250	4
	12/31/2019	16.250	17.526	10
	12/31/2020	17.526	18.600	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2014	N/A	16.374	0
	12/31/2015	16.374	15.965	0
	12/31/2016	15.965	16.284	0
	12/31/2017	16.284	16.639	3
	12/31/2018	16.639	16.099	3
	12/31/2019	16.099	17.354	5
	12/31/2020	17.354	18.409	5
2.05%
	12/31/2014	N/A	16.135	0
	12/31/2015	16.135	15.716	0
	12/31/2016	15.716	16.014	0
	12/31/2017	16.014	16.347	0
	12/31/2018	16.347	15.801	0
	12/31/2019	15.801	17.015	0
	12/31/2020	17.015	18.032	0
PIMCO VIT All Asset Portfolio
1.65%
	12/31/2011	14.132	14.173	216
	12/31/2012	14.173	16.024	315
	12/31/2013	16.024	15.805	263
	12/31/2014	15.805	15.620	217
	12/31/2015	15.620	13.983	193
	12/31/2016	13.983	15.533	166
	12/31/2017	15.533	17.348	150
	12/31/2018	17.348	16.140	134
	12/31/2019	16.140	17.765	120
	12/31/2020	17.765	18.873	111
1.70%
	12/31/2011	14.085	14.119	178
	12/31/2012	14.119	15.954	295
	12/31/2013	15.954	15.728	320
	12/31/2014	15.728	15.536	302
	12/31/2015	15.536	13.902	285
	12/31/2016	13.902	15.435	255
	12/31/2017	15.435	17.230	225
	12/31/2018	17.230	16.022	194
	12/31/2019	16.022	17.626	159
	12/31/2020	17.626	18.716	141
1.75%
	12/31/2011	14.855	14.883	5
	12/31/2012	14.883	16.809	5
	12/31/2013	16.809	16.563	5
	12/31/2014	16.563	16.352	13
	12/31/2015	16.352	14.625	9
	12/31/2016	14.625	16.229	8
	12/31/2017	16.229	18.108	8
	12/31/2018	18.108	16.830	8
	12/31/2019	16.830	18.505	7
	12/31/2020	18.505	19.640	7

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2011	13.992	14.011	11
	12/31/2012	14.011	15.816	24
	12/31/2013	15.816	15.577	14
	12/31/2014	15.577	15.371	14
	12/31/2015	15.371	13.740	14
	12/31/2016	13.740	15.240	15
	12/31/2017	15.240	16.996	8
	12/31/2018	16.996	15.789	4
	12/31/2019	15.789	17.352	4
	12/31/2020	17.352	18.407	4
1.90%
	12/31/2011	14.719	14.725	98
	12/31/2012	14.725	16.605	154
	12/31/2013	16.605	16.337	112
	12/31/2014	16.337	16.105	140
	12/31/2015	16.105	14.382	123
	12/31/2016	14.382	15.936	119
	12/31/2017	15.936	17.754	108
	12/31/2018	17.754	16.477	97
	12/31/2019	16.477	18.089	71
	12/31/2020	18.089	19.170	61
1.95%
	12/31/2011	13.852	13.851	109
	12/31/2012	13.851	15.612	189
	12/31/2013	15.612	15.352	114
	12/31/2014	15.352	15.127	99
	12/31/2015	15.127	13.502	82
	12/31/2016	13.502	14.953	79
	12/31/2017	14.953	16.651	60
	12/31/2018	16.651	15.445	57
	12/31/2019	15.445	16.948	53
	12/31/2020	16.948	17.952	52
2.05%
	12/31/2011	13.760	13.745	3
	12/31/2012	13.745	15.477	6
	12/31/2013	15.477	15.204	8
	12/31/2014	15.204	14.966	8
	12/31/2015	14.966	13.345	7
	12/31/2016	13.345	14.765	4
	12/31/2017	14.765	16.425	1
	12/31/2018	16.425	15.220	1
	12/31/2019	15.220	16.685	1
	12/31/2020	16.685	17.655	0
2.10%
	12/31/2011	13.714	13.692	31
	12/31/2012	13.692	15.410	35
	12/31/2013	15.410	15.131	31
	12/31/2014	15.131	14.887	12
	12/31/2015	14.887	13.267	12
	12/31/2016	13.267	14.671	9
	12/31/2017	14.671	16.313	9
	12/31/2018	16.313	15.108	9
	12/31/2019	15.108	16.554	8
	12/31/2020	16.554	17.508	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2011	13.669	13.640	2
	12/31/2012	13.640	15.343	2
	12/31/2013	15.343	15.058	2
	12/31/2014	15.058	14.807	2
	12/31/2015	14.807	13.190	0
	12/31/2016	13.190	14.579	0
	12/31/2017	14.579	16.202	0
	12/31/2018	16.202	14.998	0
	12/31/2019	14.998	16.425	0
	12/31/2020	16.425	17.363	0
2.20%
	12/31/2011	14.427	14.390	15
	12/31/2012	14.390	16.178	14
	12/31/2013	16.178	15.869	14
	12/31/2014	15.869	15.598	6
	12/31/2015	15.598	13.887	1
	12/31/2016	13.887	15.341	1
	12/31/2017	15.341	17.041	0
	12/31/2018	17.041	15.767	0
	12/31/2019	15.767	17.258	0
	12/31/2020	17.258	18.234	0
2.25%
	12/31/2011	13.578	13.536	7
	12/31/2012	13.536	15.211	7
	12/31/2013	15.211	14.913	5
	12/31/2014	14.913	14.650	5
	12/31/2015	14.650	13.037	6
	12/31/2016	13.037	14.395	6
	12/31/2017	14.395	15.982	5
	12/31/2018	15.982	14.779	4
	12/31/2019	14.779	16.169	4
	12/31/2020	16.169	17.075	4
2.30%
	12/31/2011	14.331	14.280	7
	12/31/2012	14.280	16.038	3
	12/31/2013	16.038	15.717	7
	12/31/2014	15.717	15.432	8
	12/31/2015	15.432	13.726	9
	12/31/2016	13.726	15.148	11
	12/31/2017	15.148	16.809	11
	12/31/2018	16.809	15.537	12
	12/31/2019	15.537	16.990	12
	12/31/2020	16.990	17.933	13
2.35%
	12/31/2011	13.487	13.432	35
	12/31/2012	13.432	15.079	36
	12/31/2013	15.079	14.769	49
	12/31/2014	14.769	14.495	39
	12/31/2015	14.495	12.886	23
	12/31/2016	12.886	14.214	21
	12/31/2017	14.214	15.765	16
	12/31/2018	15.765	14.564	14
	12/31/2019	14.564	15.918	11
	12/31/2020	15.918	16.793	12

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2011	13.442	13.381	4
	12/31/2012	13.381	15.014	4
	12/31/2013	15.014	14.698	5
	12/31/2014	14.698	14.417	1
	12/31/2015	14.417	12.811	0
	12/31/2016	12.811	14.124	0
	12/31/2017	14.124	15.657	0
	12/31/2018	15.657	14.457	0
	12/31/2019	14.457	15.794	0
	12/31/2020	15.794	16.653	0
2.45%
	12/31/2011	13.398	13.330	1
	12/31/2012	13.330	14.949	1
	12/31/2013	14.949	14.627	1
	12/31/2014	14.627	14.341	0
	12/31/2015	14.341	12.736	0
	12/31/2016	12.736	14.035	0
	12/31/2017	14.035	15.550	0
	12/31/2018	15.550	14.352	0
	12/31/2019	14.352	15.670	0
	12/31/2020	15.670	16.515	0
2.50%
	12/31/2011	13.353	13.279	18
	12/31/2012	13.279	14.884	19
	12/31/2013	14.884	14.556	16
	12/31/2014	14.556	14.264	17
	12/31/2015	14.264	12.662	2
	12/31/2016	12.662	13.946	2
	12/31/2017	13.946	15.444	0
	12/31/2018	15.444	14.247	0
	12/31/2019	14.247	15.548	0
	12/31/2020	15.548	16.378	0
2.55%
	12/31/2011	13.308	13.228	1
	12/31/2012	13.228	14.820	1
	12/31/2013	14.820	14.486	2
	12/31/2014	14.486	14.188	0
	12/31/2015	14.188	12.588	0
	12/31/2016	12.588	13.858	0
	12/31/2017	13.858	15.339	0
	12/31/2018	15.339	14.142	0
	12/31/2019	14.142	15.426	0
	12/31/2020	15.426	16.242	0
2.60%
	12/31/2011	13.264	13.177	21
	12/31/2012	13.177	14.756	5
	12/31/2013	14.756	14.416	7
	12/31/2014	14.416	14.113	21
	12/31/2015	14.113	12.515	22
	12/31/2016	12.515	13.770	20
	12/31/2017	13.770	15.235	16
	12/31/2018	15.235	14.039	9
	12/31/2019	14.039	15.306	11
	12/31/2020	15.306	16.107	11

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2011	13.220	13.127	7
	12/31/2012	13.127	14.692	8
	12/31/2013	14.692	14.347	5
	12/31/2014	14.347	14.038	1
	12/31/2015	14.038	12.442	1
	12/31/2016	12.442	13.683	1
	12/31/2017	13.683	15.131	1
	12/31/2018	15.131	13.936	1
	12/31/2019	13.936	15.186	1
	12/31/2020	15.186	15.973	1
2.70%
	12/31/2011	13.176	13.076	0
	12/31/2012	13.076	14.628	0
	12/31/2013	14.628	14.277	0
	12/31/2014	14.277	13.963	0
	12/31/2015	13.963	12.370	0
	12/31/2016	12.370	13.597	0
	12/31/2017	13.597	15.028	0
	12/31/2018	15.028	13.834	0
	12/31/2019	13.834	15.068	0
	12/31/2020	15.068	15.840	0
2.75%
	12/31/2011	13.132	13.026	14
	12/31/2012	13.026	14.565	12
	12/31/2013	14.565	14.208	6
	12/31/2014	14.208	13.889	5
	12/31/2015	13.889	12.298	5
	12/31/2016	12.298	13.511	5
	12/31/2017	13.511	14.925	6
	12/31/2018	14.925	13.733	6
	12/31/2019	13.733	14.950	6
	12/31/2020	14.950	15.709	6
2.80%
	12/31/2011	13.088	12.977	8
	12/31/2012	12.977	14.502	8
	12/31/2013	14.502	14.140	7
	12/31/2014	14.140	13.815	1
	12/31/2015	13.815	12.226	1
	12/31/2016	12.226	13.425	1
	12/31/2017	13.425	14.824	1
	12/31/2018	14.824	13.633	1
	12/31/2019	13.633	14.833	1
	12/31/2020	14.833	15.578	1
2.85%
	12/31/2011	13.045	12.927	8
	12/31/2012	12.927	14.439	7
	12/31/2013	14.439	14.072	4
	12/31/2014	14.072	13.741	5
	12/31/2015	13.741	12.155	5
	12/31/2016	12.155	13.341	2
	12/31/2017	13.341	14.723	2
	12/31/2018	14.723	13.533	2
	12/31/2019	13.533	14.717	3
	12/31/2020	14.717	15.449	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2011	13.001	12.877	9
	12/31/2012	12.877	14.377	7
	12/31/2013	14.377	14.004	4
	12/31/2014	14.004	13.668	4
	12/31/2015	13.668	12.084	3
	12/31/2016	12.084	13.256	3
	12/31/2017	13.256	14.622	3
	12/31/2018	14.622	13.434	4
	12/31/2019	13.434	14.602	4
	12/31/2020	14.602	15.320	2
2.95%
	12/31/2013	N/A	13.936	0
	12/31/2014	13.936	13.595	0
	12/31/2015	13.595	12.014	0
	12/31/2016	12.014	13.172	0
	12/31/2017	13.172	14.523	0
	12/31/2018	14.523	13.336	0
	12/31/2019	13.336	14.488	0
	12/31/2020	14.488	15.193	0
3.00%
	12/31/2011	12.915	12.779	2
	12/31/2012	12.779	14.252	2
	12/31/2013	14.252	13.869	4
	12/31/2014	13.869	13.523	3
	12/31/2015	13.523	11.944	4
	12/31/2016	11.944	13.089	3
	12/31/2017	13.089	14.424	3
	12/31/2018	14.424	13.238	1
	12/31/2019	13.238	14.375	1
	12/31/2020	14.375	15.067	1
3.05%
	12/31/2011	13.631	13.481	0
	12/31/2012	13.481	15.028	0
	12/31/2013	15.028	13.802	1
	12/31/2014	13.802	13.451	3
	12/31/2015	13.451	11.874	2
	12/31/2016	11.874	13.007	5
	12/31/2017	13.007	14.325	0
	12/31/2018	14.325	13.142	0
	12/31/2019	13.142	14.263	0
	12/31/2020	14.263	14.942	0
3.10%
	12/31/2013	N/A	13.735	1
	12/31/2014	13.735	13.379	4
	12/31/2015	13.379	11.805	4
	12/31/2016	11.805	12.924	4
	12/31/2017	12.924	14.228	4
	12/31/2018	14.228	13.045	4
	12/31/2019	13.045	14.152	4
	12/31/2020	14.152	14.818	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2011	12.786	12.633	1
	12/31/2012	12.633	14.068	2
	12/31/2013	14.068	13.669	0
	12/31/2014	13.669	13.308	0
	12/31/2015	13.308	11.736	1
	12/31/2016	11.736	12.843	1
	12/31/2017	12.843	14.131	1
	12/31/2018	14.131	12.950	1
	12/31/2019	12.950	14.041	1
	12/31/2020	14.041	14.695	1
3.20%
	12/31/2013	N/A	14.343	0
	12/31/2014	14.343	13.957	0
	12/31/2015	13.957	12.302	0
	12/31/2016	12.302	13.455	0
	12/31/2017	13.455	14.798	0
	12/31/2018	14.798	13.554	0
	12/31/2019	13.554	14.689	0
	12/31/2020	14.689	15.365	0
3.25%
	12/31/2013	N/A	14.266	2
	12/31/2014	14.266	13.875	3
	12/31/2015	13.875	12.225	3
	12/31/2016	12.225	13.364	3
	12/31/2017	13.364	14.689	3
	12/31/2018	14.689	13.448	2
	12/31/2019	13.448	14.567	1
	12/31/2020	14.567	15.229	1
3.30%
	12/31/2011	12.659	12.488	0
	12/31/2012	12.488	13.886	0
	12/31/2013	13.886	13.472	0
	12/31/2014	13.472	13.096	2
	12/31/2015	13.096	11.532	1
	12/31/2016	11.532	12.601	1
	12/31/2017	12.601	13.844	1
	12/31/2018	13.844	12.668	1
	12/31/2019	12.668	13.715	1
	12/31/2020	13.715	14.331	1
3.40%
	12/31/2013	N/A	14.039	1
	12/31/2014	14.039	13.634	2
	12/31/2015	13.634	11.994	0
	12/31/2016	11.994	13.092	0
	12/31/2017	13.092	14.369	0
	12/31/2018	14.369	13.135	0
	12/31/2019	13.135	14.206	0
	12/31/2020	14.206	14.830	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.45%
	12/31/2013	N/A	13.964	0
	12/31/2014	13.964	13.554	0
	12/31/2015	13.554	11.918	0
	12/31/2016	11.918	13.002	0
	12/31/2017	13.002	14.264	0
	12/31/2018	14.264	13.033	0
	12/31/2019	13.033	14.088	0
	12/31/2020	14.088	14.700	0
3.55%
	12/31/2013	N/A	13.816	0
	12/31/2014	13.816	13.397	1
	12/31/2015	13.397	11.768	0
	12/31/2016	11.768	12.826	0
	12/31/2017	12.826	14.056	0
	12/31/2018	14.056	12.830	0
	12/31/2019	12.830	13.855	0
	12/31/2020	13.855	14.442	0
PIMCO VIT Balanced Allocation Portfolio
1.65%
	12/31/2012	N/A	10.220	53
	12/31/2013	10.220	9.438	77
	12/31/2014	9.438	9.736	50
	12/31/2015	9.736	9.476	62
	12/31/2016	9.476	9.595	57
	12/31/2017	9.595	10.805	53
	12/31/2018	10.805	10.033	50
	12/31/2019	10.033	11.744	42
	12/31/2020	11.744	12.836	33
1.70%
	12/31/2012	N/A	10.216	34
	12/31/2013	10.216	9.430	95
	12/31/2014	9.430	9.723	65
	12/31/2015	9.723	9.458	59
	12/31/2016	9.458	9.573	46
	12/31/2017	9.573	10.774	41
	12/31/2018	10.774	10.000	38
	12/31/2019	10.000	11.699	34
	12/31/2020	11.699	12.781	31
1.75%
	12/31/2012	N/A	10.213	0
	12/31/2013	10.213	9.422	0
	12/31/2014	9.422	9.710	15
	12/31/2015	9.710	9.441	22
	12/31/2016	9.441	9.550	24
	12/31/2017	9.550	10.743	25
	12/31/2018	10.743	9.966	25
	12/31/2019	9.966	11.655	24
	12/31/2020	11.655	12.725	22

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.202	57
	12/31/2013	10.202	9.398	97
	12/31/2014	9.398	9.671	52
	12/31/2015	9.671	9.389	49
	12/31/2016	9.389	9.483	40
	12/31/2017	9.483	10.652	36
	12/31/2018	10.652	9.867	33
	12/31/2019	9.867	11.521	32
	12/31/2020	11.521	12.561	28
1.95%
	12/31/2012	N/A	10.199	9
	12/31/2013	10.199	9.390	2
	12/31/2014	9.390	9.659	0
	12/31/2015	9.659	9.372	0
	12/31/2016	9.372	9.461	0
	12/31/2017	9.461	10.622	0
	12/31/2018	10.622	9.834	0
	12/31/2019	9.834	11.477	0
	12/31/2020	11.477	12.506	0
2.05%
	12/31/2012	N/A	10.192	1
	12/31/2013	10.192	9.375	1
	12/31/2014	9.375	9.633	1
	12/31/2015	9.633	9.337	1
	12/31/2016	9.337	9.417	1
	12/31/2017	9.417	10.562	0
	12/31/2018	10.562	9.769	0
	12/31/2019	9.769	11.389	0
	12/31/2020	11.389	12.398	0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
	12/31/2011	12.001	10.913	19
	12/31/2012	10.913	11.312	22
	12/31/2013	11.312	9.491	13
	12/31/2014	9.491	7.616	9
	12/31/2015	7.616	5.566	5
	12/31/2016	5.566	6.304	4
	12/31/2017	6.304	6.335	4
	12/31/2018	6.335	5.350	4
	12/31/2019	5.350	5.864	4
	12/31/2020	5.864	5.846	3
1.70%
	12/31/2011	11.967	10.877	24
	12/31/2012	10.877	11.269	20
	12/31/2013	11.269	9.450	19
	12/31/2014	9.450	7.579	12
	12/31/2015	7.579	5.536	13
	12/31/2016	5.536	6.268	12
	12/31/2017	6.268	6.295	12
	12/31/2018	6.295	5.314	11
	12/31/2019	5.314	5.821	9
	12/31/2020	5.821	5.800	9

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	11.933	10.841	0
	12/31/2012	10.841	11.226	0
	12/31/2013	11.226	9.409	0
	12/31/2014	9.409	7.542	0
	12/31/2015	7.542	5.506	0
	12/31/2016	5.506	6.231	0
	12/31/2017	6.231	6.255	0
	12/31/2018	6.255	5.277	0
	12/31/2019	5.277	5.779	0
	12/31/2020	5.779	5.755	0
1.80%
	12/31/2011	11.900	10.804	33
	12/31/2012	10.804	11.183	30
	12/31/2013	11.183	9.369	28
	12/31/2014	9.369	7.506	13
	12/31/2015	7.506	5.477	15
	12/31/2016	5.477	6.195	12
	12/31/2017	6.195	6.215	8
	12/31/2018	6.215	5.241	8
	12/31/2019	5.241	5.736	8
	12/31/2020	5.736	5.710	7
1.90%
	12/31/2011	11.832	10.733	8
	12/31/2012	10.733	11.097	8
	12/31/2013	11.097	9.288	5
	12/31/2014	9.288	7.434	5
	12/31/2015	7.434	5.419	5
	12/31/2016	5.419	6.123	5
	12/31/2017	6.123	6.137	4
	12/31/2018	6.137	5.170	4
	12/31/2019	5.170	5.653	3
	12/31/2020	5.653	5.621	3
1.95%
	12/31/2011	11.799	10.697	44
	12/31/2012	10.697	11.054	42
	12/31/2013	11.054	9.247	33
	12/31/2014	9.247	7.398	31
	12/31/2015	7.398	5.390	31
	12/31/2016	5.390	6.087	19
	12/31/2017	6.087	6.098	11
	12/31/2018	6.098	5.135	10
	12/31/2019	5.135	5.611	9
	12/31/2020	5.611	5.577	10
2.05%
	12/31/2011	11.732	10.626	5
	12/31/2012	10.626	10.970	4
	12/31/2013	10.970	9.167	6
	12/31/2014	9.167	7.327	4
	12/31/2015	7.327	5.333	6
	12/31/2016	5.333	6.016	4
	12/31/2017	6.016	6.022	4
	12/31/2018	6.022	5.065	3
	12/31/2019	5.065	5.530	3
	12/31/2020	5.530	5.490	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	11.699	10.590	43
	12/31/2012	10.590	10.928	36
	12/31/2013	10.928	9.128	43
	12/31/2014	9.128	7.291	37
	12/31/2015	7.291	5.304	40
	12/31/2016	5.304	5.981	33
	12/31/2017	5.981	5.984	28
	12/31/2018	5.984	5.031	25
	12/31/2019	5.031	5.489	26
	12/31/2020	5.489	5.447	19
2.15%
	12/31/2011	11.665	10.555	1
	12/31/2012	10.555	10.886	1
	12/31/2013	10.886	9.088	1
	12/31/2014	9.088	7.256	1
	12/31/2015	7.256	5.276	1
	12/31/2016	5.276	5.947	1
	12/31/2017	5.947	5.946	1
	12/31/2018	5.946	4.996	0
	12/31/2019	4.996	5.449	0
	12/31/2020	5.449	5.405	0
2.20%
	12/31/2011	11.632	10.520	4
	12/31/2012	10.520	10.844	3
	12/31/2013	10.844	9.049	2
	12/31/2014	9.049	7.221	2
	12/31/2015	7.221	5.248	2
	12/31/2016	5.248	5.912	1
	12/31/2017	5.912	5.908	1
	12/31/2018	5.908	4.962	1
	12/31/2019	4.962	5.409	1
	12/31/2020	5.409	5.363	1
2.25%
	12/31/2011	11.599	10.485	16
	12/31/2012	10.485	10.803	15
	12/31/2013	10.803	9.010	18
	12/31/2014	9.010	7.186	14
	12/31/2015	7.186	5.220	13
	12/31/2016	5.220	5.878	11
	12/31/2017	5.878	5.871	11
	12/31/2018	5.871	4.928	5
	12/31/2019	4.928	5.370	5
	12/31/2020	5.370	5.321	1
2.30%
	12/31/2011	11.566	10.450	7
	12/31/2012	10.450	10.761	2
	12/31/2013	10.761	8.971	2
	12/31/2014	8.971	7.151	2
	12/31/2015	7.151	5.192	2
	12/31/2016	5.192	5.843	2
	12/31/2017	5.843	5.834	2
	12/31/2018	5.834	4.895	2
	12/31/2019	4.895	5.330	2
	12/31/2020	5.330	5.279	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	11.534	10.415	19
	12/31/2012	10.415	10.720	19
	12/31/2013	10.720	8.932	16
	12/31/2014	8.932	7.117	13
	12/31/2015	7.117	5.165	12
	12/31/2016	5.165	5.809	11
	12/31/2017	5.809	5.797	11
	12/31/2018	5.797	4.861	9
	12/31/2019	4.861	5.291	10
	12/31/2020	5.291	5.238	10
2.40%
	12/31/2011	11.501	10.380	14
	12/31/2012	10.380	10.679	14
	12/31/2013	10.679	8.893	18
	12/31/2014	8.893	7.083	6
	12/31/2015	7.083	5.137	8
	12/31/2016	5.137	5.775	8
	12/31/2017	5.775	5.760	8
	12/31/2018	5.760	4.828	8
	12/31/2019	4.828	5.253	8
	12/31/2020	5.253	5.197	7
2.45%
	12/31/2011	11.468	10.346	3
	12/31/2012	10.346	10.638	4
	12/31/2013	10.638	8.855	2
	12/31/2014	8.855	7.048	2
	12/31/2015	7.048	5.110	1
	12/31/2016	5.110	5.742	1
	12/31/2017	5.742	5.724	1
	12/31/2018	5.724	4.795	1
	12/31/2019	4.795	5.214	1
	12/31/2020	5.214	5.156	1
2.50%
	12/31/2011	11.436	10.311	3
	12/31/2012	10.311	10.597	3
	12/31/2013	10.597	8.816	2
	12/31/2014	8.816	7.014	2
	12/31/2015	7.014	5.083	2
	12/31/2016	5.083	5.708	2
	12/31/2017	5.708	5.688	2
	12/31/2018	5.688	4.763	2
	12/31/2019	4.763	5.176	2
	12/31/2020	5.176	5.116	2
2.55%
	12/31/2011	11.403	10.277	0
	12/31/2012	10.277	10.557	0
	12/31/2013	10.557	8.778	0
	12/31/2014	8.778	6.980	0
	12/31/2015	6.980	5.056	0
	12/31/2016	5.056	5.675	0
	12/31/2017	5.675	5.652	0
	12/31/2018	5.652	4.730	0
	12/31/2019	4.730	5.138	0
	12/31/2020	5.138	5.076	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	11.371	10.243	41
	12/31/2012	10.243	10.516	42
	12/31/2013	10.516	8.740	36
	12/31/2014	8.740	6.947	42
	12/31/2015	6.947	5.029	52
	12/31/2016	5.029	5.642	49
	12/31/2017	5.642	5.616	53
	12/31/2018	5.616	4.698	48
	12/31/2019	4.698	5.101	51
	12/31/2020	5.101	5.036	52
2.65%
	12/31/2011	11.339	10.208	7
	12/31/2012	10.208	10.476	5
	12/31/2013	10.476	8.702	6
	12/31/2014	8.702	6.913	2
	12/31/2015	6.913	5.002	0
	12/31/2016	5.002	5.609	6
	12/31/2017	5.609	5.581	7
	12/31/2018	5.581	4.666	6
	12/31/2019	4.666	5.063	7
	12/31/2020	5.063	4.997	6
2.70%
	12/31/2011	11.307	10.174	1
	12/31/2012	10.174	10.436	1
	12/31/2013	10.436	8.664	2
	12/31/2014	8.664	6.880	2
	12/31/2015	6.880	4.975	2
	12/31/2016	4.975	5.577	2
	12/31/2017	5.577	5.545	2
	12/31/2018	5.545	4.634	2
	12/31/2019	4.634	5.026	3
	12/31/2020	5.026	4.958	3
2.75%
	12/31/2011	11.275	10.141	19
	12/31/2012	10.141	10.396	19
	12/31/2013	10.396	8.627	18
	12/31/2014	8.627	6.847	19
	12/31/2015	6.847	4.949	20
	12/31/2016	4.949	5.544	10
	12/31/2017	5.544	5.510	10
	12/31/2018	5.510	4.602	17
	12/31/2019	4.602	4.989	14
	12/31/2020	4.989	4.919	12
2.80%
	12/31/2011	11.243	10.107	7
	12/31/2012	10.107	10.356	8
	12/31/2013	10.356	8.590	9
	12/31/2014	8.590	6.813	5
	12/31/2015	6.813	4.922	0
	12/31/2016	4.922	5.512	0
	12/31/2017	5.512	5.475	0
	12/31/2018	5.475	4.571	0
	12/31/2019	4.571	4.953	0
	12/31/2020	4.953	4.881	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	11.211	10.073	2
	12/31/2012	10.073	10.316	0
	12/31/2013	10.316	8.552	0
	12/31/2014	8.552	6.781	1
	12/31/2015	6.781	4.896	5
	12/31/2016	4.896	5.480	5
	12/31/2017	5.480	5.441	7
	12/31/2018	5.441	4.540	6
	12/31/2019	4.540	4.917	10
	12/31/2020	4.917	4.843	10
2.90%
	12/31/2011	11.179	10.040	7
	12/31/2012	10.040	10.277	7
	12/31/2013	10.277	8.515	5
	12/31/2014	8.515	6.748	18
	12/31/2015	6.748	4.870	23
	12/31/2016	4.870	5.448	19
	12/31/2017	5.448	5.406	16
	12/31/2018	5.406	4.509	14
	12/31/2019	4.509	4.881	15
	12/31/2020	4.881	4.805	12
2.95%
	12/31/2013	N/A	8.478	0
	12/31/2014	8.478	6.715	0
	12/31/2015	6.715	4.844	0
	12/31/2016	4.844	5.416	0
	12/31/2017	5.416	5.372	0
	12/31/2018	5.372	4.478	0
	12/31/2019	4.478	4.845	0
	12/31/2020	4.845	4.767	0
3.00%
	12/31/2011	11.116	9.973	0
	12/31/2012	9.973	10.198	0
	12/31/2013	10.198	8.442	1
	12/31/2014	8.442	6.683	2
	12/31/2015	6.683	4.818	3
	12/31/2016	4.818	5.385	3
	12/31/2017	5.385	5.338	3
	12/31/2018	5.338	4.448	3
	12/31/2019	4.448	4.810	3
	12/31/2020	4.810	4.730	2
3.05%
	12/31/2011	11.084	9.940	1
	12/31/2012	9.940	10.159	1
	12/31/2013	10.159	8.405	1
	12/31/2014	8.405	6.651	1
	12/31/2015	6.651	4.793	1
	12/31/2016	4.793	5.353	1
	12/31/2017	5.353	5.305	1
	12/31/2018	5.305	4.417	1
	12/31/2019	4.417	4.774	1
	12/31/2020	4.774	4.693	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	8.369	1
	12/31/2014	8.369	6.618	4
	12/31/2015	6.618	4.767	5
	12/31/2016	4.767	5.322	5
	12/31/2017	5.322	5.271	6
	12/31/2018	5.271	4.387	9
	12/31/2019	4.387	4.740	9
	12/31/2020	4.740	4.657	9
3.15%
	12/31/2011	11.022	9.873	0
	12/31/2012	9.873	10.081	0
	12/31/2013	10.081	8.333	0
	12/31/2014	8.333	6.586	5
	12/31/2015	6.586	4.742	7
	12/31/2016	4.742	5.291	7
	12/31/2017	5.291	5.238	8
	12/31/2018	5.238	4.357	8
	12/31/2019	4.357	4.705	9
	12/31/2020	4.705	4.620	9
3.20%
	12/31/2013	N/A	9.220	0
	12/31/2014	9.220	7.285	0
	12/31/2015	7.285	5.242	0
	12/31/2016	5.242	5.846	0
	12/31/2017	5.846	5.784	0
	12/31/2018	5.784	4.810	0
	12/31/2019	4.810	5.191	0
	12/31/2020	5.191	5.095	0
3.25%
	12/31/2013	N/A	9.177	3
	12/31/2014	9.177	7.246	7
	12/31/2015	7.246	5.212	9
	12/31/2016	5.212	5.809	8
	12/31/2017	5.809	5.745	7
	12/31/2018	5.745	4.775	7
	12/31/2019	4.775	5.150	6
	12/31/2020	5.150	5.053	4
3.30%
	12/31/2011	10.928	9.775	0
	12/31/2012	9.775	9.966	0
	12/31/2013	9.966	8.225	0
	12/31/2014	8.225	6.492	5
	12/31/2015	6.492	4.666	6
	12/31/2016	4.666	5.199	6
	12/31/2017	5.199	5.139	6
	12/31/2018	5.139	4.269	6
	12/31/2019	4.269	4.602	6
	12/31/2020	4.602	4.513	6

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	9.046	0
	12/31/2014	9.046	7.133	0
	12/31/2015	7.133	5.122	0
	12/31/2016	5.122	5.701	0
	12/31/2017	5.701	5.630	0
	12/31/2018	5.630	4.672	0
	12/31/2019	4.672	5.032	0
	12/31/2020	5.032	4.929	0
3.45%
	12/31/2013	N/A	9.003	0
	12/31/2014	9.003	7.095	0
	12/31/2015	7.095	5.093	0
	12/31/2016	5.093	5.666	0
	12/31/2017	5.666	5.592	0
	12/31/2018	5.592	4.638	0
	12/31/2019	4.638	4.993	0
	12/31/2020	4.993	4.888	0
3.55%
	12/31/2013	N/A	8.918	0
	12/31/2014	8.918	7.021	0
	12/31/2015	7.021	5.034	0
	12/31/2016	5.034	5.595	0
	12/31/2017	5.595	5.517	0
	12/31/2018	5.517	4.571	0
	12/31/2019	4.571	4.916	0
	12/31/2020	4.916	4.808	0
PIMCO VIT Dynamic Bond Portfolio
1.65%
	12/31/2011	N/A	9.785	42
	12/31/2012	9.785	10.370	92
	12/31/2013	10.370	10.086	242
	12/31/2014	10.086	10.224	207
	12/31/2015	10.224	9.887	174
	12/31/2016	9.887	10.186	124
	12/31/2017	10.186	10.521	103
	12/31/2018	10.521	10.455	84
	12/31/2019	10.455	10.792	75
	12/31/2020	10.792	11.126	72
1.70%
	12/31/2011	N/A	9.775	34
	12/31/2012	9.775	10.354	102
	12/31/2013	10.354	10.066	202
	12/31/2014	10.066	10.198	276
	12/31/2015	10.198	9.857	218
	12/31/2016	9.857	10.150	210
	12/31/2017	10.150	10.479	236
	12/31/2018	10.479	10.408	224
	12/31/2019	10.408	10.738	178
	12/31/2020	10.738	11.064	155

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	9.779	20
	12/31/2012	9.779	10.353	23
	12/31/2013	10.353	10.059	23
	12/31/2014	10.059	10.186	23
	12/31/2015	10.186	9.840	22
	12/31/2016	9.840	10.128	22
	12/31/2017	10.128	10.451	21
	12/31/2018	10.451	10.375	21
	12/31/2019	10.375	10.699	19
	12/31/2020	10.699	11.018	18
1.80%
	12/31/2011	N/A	9.776	3
	12/31/2012	9.776	10.344	152
	12/31/2013	10.344	10.046	72
	12/31/2014	10.046	10.167	45
	12/31/2015	10.167	9.817	2
	12/31/2016	9.817	10.099	3
	12/31/2017	10.099	10.417	3
	12/31/2018	10.417	10.335	3
	12/31/2019	10.335	10.652	3
	12/31/2020	10.652	10.965	3
1.90%
	12/31/2011	N/A	9.769	3
	12/31/2012	9.769	10.327	126
	12/31/2013	10.327	10.019	98
	12/31/2014	10.019	10.130	43
	12/31/2015	10.130	9.772	42
	12/31/2016	9.772	10.042	59
	12/31/2017	10.042	10.347	29
	12/31/2018	10.347	10.256	27
	12/31/2019	10.256	10.560	26
	12/31/2020	10.560	10.860	17
1.95%
	12/31/2011	N/A	9.766	44
	12/31/2012	9.766	10.318	120
	12/31/2013	10.318	10.006	132
	12/31/2014	10.006	10.111	208
	12/31/2015	10.111	9.749	197
	12/31/2016	9.749	10.014	193
	12/31/2017	10.014	10.313	147
	12/31/2018	10.313	10.217	127
	12/31/2019	10.217	10.514	98
	12/31/2020	10.514	10.807	95
2.05%
	12/31/2011	N/A	9.759	2
	12/31/2012	9.759	10.301	2
	12/31/2013	10.301	9.979	23
	12/31/2014	9.979	10.074	19
	12/31/2015	10.074	9.703	2
	12/31/2016	9.703	9.957	2
	12/31/2017	9.957	10.244	2
	12/31/2018	10.244	10.139	2
	12/31/2019	10.139	10.424	2
	12/31/2020	10.424	10.703	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	N/A	9.756	0
	12/31/2012	9.756	10.292	0
	12/31/2013	10.292	9.966	4
	12/31/2014	9.966	10.056	5
	12/31/2015	10.056	9.681	6
	12/31/2016	9.681	9.929	6
	12/31/2017	9.929	10.210	6
	12/31/2018	10.210	10.100	6
	12/31/2019	10.100	10.378	6
	12/31/2020	10.378	10.651	6
2.15%
	12/31/2011	N/A	9.753	0
	12/31/2012	9.753	10.284	0
	12/31/2013	10.284	9.952	0
	12/31/2014	9.952	10.037	0
	12/31/2015	10.037	9.658	0
	12/31/2016	9.658	9.901	0
	12/31/2017	9.901	10.176	0
	12/31/2018	10.176	10.061	0
	12/31/2019	10.061	10.333	0
	12/31/2020	10.333	10.600	0
2.20%
	12/31/2011	N/A	9.749	0
	12/31/2012	9.749	10.275	0
	12/31/2013	10.275	9.939	0
	12/31/2014	9.939	10.019	0
	12/31/2015	10.019	9.635	0
	12/31/2016	9.635	9.872	0
	12/31/2017	9.872	10.142	0
	12/31/2018	10.142	10.023	0
	12/31/2019	10.023	10.289	0
	12/31/2020	10.289	10.549	0
2.25%
	12/31/2011	N/A	9.746	0
	12/31/2012	9.746	10.266	0
	12/31/2013	10.266	9.926	0
	12/31/2014	9.926	10.000	0
	12/31/2015	10.000	9.613	0
	12/31/2016	9.613	9.845	0
	12/31/2017	9.845	10.108	0
	12/31/2018	10.108	9.984	0
	12/31/2019	9.984	10.244	0
	12/31/2020	10.244	10.498	0
2.30%
	12/31/2011	N/A	9.743	0
	12/31/2012	9.743	10.258	0
	12/31/2013	10.258	9.912	0
	12/31/2014	9.912	9.982	0
	12/31/2015	9.982	9.591	0
	12/31/2016	9.591	9.817	0
	12/31/2017	9.817	10.075	0
	12/31/2018	10.075	9.946	0
	12/31/2019	9.946	10.200	0
	12/31/2020	10.200	10.447	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	N/A	9.740	1
	12/31/2012	9.740	10.249	4
	12/31/2013	10.249	9.899	23
	12/31/2014	9.899	9.964	23
	12/31/2015	9.964	9.568	3
	12/31/2016	9.568	9.789	3
	12/31/2017	9.789	10.041	1
	12/31/2018	10.041	9.908	1
	12/31/2019	9.908	10.156	1
	12/31/2020	10.156	10.397	1
2.40%
	12/31/2011	N/A	9.736	0
	12/31/2012	9.736	10.241	2
	12/31/2013	10.241	9.886	0
	12/31/2014	9.886	9.945	0
	12/31/2015	9.945	9.546	0
	12/31/2016	9.546	9.761	0
	12/31/2017	9.761	10.008	0
	12/31/2018	10.008	9.870	0
	12/31/2019	9.870	10.112	0
	12/31/2020	10.112	10.346	0
2.45%
	12/31/2011	N/A	9.733	0
	12/31/2012	9.733	10.232	0
	12/31/2013	10.232	9.873	0
	12/31/2014	9.873	9.927	1
	12/31/2015	9.927	9.523	1
	12/31/2016	9.523	9.733	1
	12/31/2017	9.733	9.974	0
	12/31/2018	9.974	9.832	0
	12/31/2019	9.832	10.068	0
	12/31/2020	10.068	10.296	0
2.50%
	12/31/2011	N/A	9.730	0
	12/31/2012	9.730	10.223	0
	12/31/2013	10.223	9.859	2
	12/31/2014	9.859	9.909	2
	12/31/2015	9.909	9.501	0
	12/31/2016	9.501	9.706	0
	12/31/2017	9.706	9.941	0
	12/31/2018	9.941	9.794	0
	12/31/2019	9.794	10.024	0
	12/31/2020	10.024	10.247	0
2.55%
	12/31/2011	N/A	9.726	0
	12/31/2012	9.726	10.215	1
	12/31/2013	10.215	9.846	2
	12/31/2014	9.846	9.891	0
	12/31/2015	9.891	9.479	0
	12/31/2016	9.479	9.678	0
	12/31/2017	9.678	9.908	0
	12/31/2018	9.908	9.757	0
	12/31/2019	9.757	9.981	0
	12/31/2020	9.981	10.197	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	N/A	9.723	0
	12/31/2012	9.723	10.206	0
	12/31/2013	10.206	9.833	3
	12/31/2014	9.833	9.873	3
	12/31/2015	9.873	9.457	3
	12/31/2016	9.457	9.651	3
	12/31/2017	9.651	9.875	0
	12/31/2018	9.875	9.719	0
	12/31/2019	9.719	9.938	0
	12/31/2020	9.938	10.148	0
2.65%
	12/31/2011	N/A	9.720	0
	12/31/2012	9.720	10.198	2
	12/31/2013	10.198	9.820	0
	12/31/2014	9.820	9.854	0
	12/31/2015	9.854	9.435	0
	12/31/2016	9.435	9.623	0
	12/31/2017	9.623	9.842	0
	12/31/2018	9.842	9.682	0
	12/31/2019	9.682	9.895	0
	12/31/2020	9.895	10.099	0
2.70%
	12/31/2011	N/A	9.717	7
	12/31/2012	9.717	10.189	7
	12/31/2013	10.189	9.807	7
	12/31/2014	9.807	9.836	7
	12/31/2015	9.836	9.413	7
	12/31/2016	9.413	9.596	7
	12/31/2017	9.596	9.809	7
	12/31/2018	9.809	9.645	0
	12/31/2019	9.645	9.852	0
	12/31/2020	9.852	10.050	0
2.75%
	12/31/2011	N/A	9.713	0
	12/31/2012	9.713	10.181	1
	12/31/2013	10.181	9.794	0
	12/31/2014	9.794	9.818	0
	12/31/2015	9.818	9.391	0
	12/31/2016	9.391	9.569	0
	12/31/2017	9.569	9.777	0
	12/31/2018	9.777	9.608	0
	12/31/2019	9.608	9.809	0
	12/31/2020	9.809	10.002	0
2.80%
	12/31/2011	N/A	9.710	0
	12/31/2012	9.710	10.172	4
	12/31/2013	10.172	9.781	0
	12/31/2014	9.781	9.800	0
	12/31/2015	9.800	9.369	0
	12/31/2016	9.369	9.542	0
	12/31/2017	9.542	9.744	0
	12/31/2018	9.744	9.571	0
	12/31/2019	9.571	9.767	0
	12/31/2020	9.767	9.953	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	N/A	9.707	0
	12/31/2012	9.707	10.164	0
	12/31/2013	10.164	9.768	0
	12/31/2014	9.768	9.782	0
	12/31/2015	9.782	9.347	0
	12/31/2016	9.347	9.515	0
	12/31/2017	9.515	9.711	0
	12/31/2018	9.711	9.534	0
	12/31/2019	9.534	9.724	0
	12/31/2020	9.724	9.905	0
2.90%
	12/31/2011	N/A	9.708	0
	12/31/2012	9.708	10.160	0
	12/31/2013	10.160	9.755	0
	12/31/2014	9.755	9.764	1
	12/31/2015	9.764	9.325	1
	12/31/2016	9.325	9.488	1
	12/31/2017	9.488	9.679	0
	12/31/2018	9.679	9.498	0
	12/31/2019	9.498	9.682	0
	12/31/2020	9.682	9.858	0
2.95%
	12/31/2013	N/A	9.742	0
	12/31/2014	9.742	9.747	0
	12/31/2015	9.747	9.304	0
	12/31/2016	9.304	9.461	0
	12/31/2017	9.461	9.647	0
	12/31/2018	9.647	9.462	0
	12/31/2019	9.462	9.640	0
	12/31/2020	9.640	9.810	0
3.00%
	12/31/2011	N/A	9.697	0
	12/31/2012	9.697	10.138	0
	12/31/2013	10.138	9.728	0
	12/31/2014	9.728	9.728	0
	12/31/2015	9.728	9.282	0
	12/31/2016	9.282	9.434	0
	12/31/2017	9.434	9.615	0
	12/31/2018	9.615	9.425	0
	12/31/2019	9.425	9.598	0
	12/31/2020	9.598	9.762	0
3.05%
	12/31/2011	N/A	9.694	0
	12/31/2012	9.694	10.130	0
	12/31/2013	10.130	9.715	0
	12/31/2014	9.715	9.711	2
	12/31/2015	9.711	9.260	2
	12/31/2016	9.260	9.407	3
	12/31/2017	9.407	9.583	0
	12/31/2018	9.583	9.389	0
	12/31/2019	9.389	9.557	0
	12/31/2020	9.557	9.715	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	9.703	0
	12/31/2014	9.703	9.693	0
	12/31/2015	9.693	9.238	0
	12/31/2016	9.238	9.381	0
	12/31/2017	9.381	9.551	0
	12/31/2018	9.551	9.353	0
	12/31/2019	9.353	9.516	0
	12/31/2020	9.516	9.668	0
3.15%
	12/31/2011	N/A	9.687	0
	12/31/2012	9.687	10.113	0
	12/31/2013	10.113	9.689	0
	12/31/2014	9.689	9.675	0
	12/31/2015	9.675	9.217	0
	12/31/2016	9.217	9.354	0
	12/31/2017	9.354	9.519	0
	12/31/2018	9.519	9.317	0
	12/31/2019	9.317	9.474	0
	12/31/2020	9.474	9.622	0
3.20%
	12/31/2013	N/A	9.672	0
	12/31/2014	9.672	9.652	0
	12/31/2015	9.652	9.191	0
	12/31/2016	9.191	9.323	0
	12/31/2017	9.323	9.483	0
	12/31/2018	9.483	9.277	0
	12/31/2019	9.277	9.429	0
	12/31/2020	9.429	9.570	0
3.25%
	12/31/2013	N/A	9.659	0
	12/31/2014	9.659	9.635	0
	12/31/2015	9.635	9.169	0
	12/31/2016	9.169	9.297	0
	12/31/2017	9.297	9.451	0
	12/31/2018	9.451	9.241	0
	12/31/2019	9.241	9.388	0
	12/31/2020	9.388	9.524	0
3.30%
	12/31/2011	N/A	9.673	0
	12/31/2012	9.673	10.083	0
	12/31/2013	10.083	9.646	0
	12/31/2014	9.646	9.617	0
	12/31/2015	9.617	9.148	0
	12/31/2016	9.148	9.271	0
	12/31/2017	9.271	9.420	0
	12/31/2018	9.420	9.206	0
	12/31/2019	9.206	9.347	0
	12/31/2020	9.347	9.479	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	9.620	0
	12/31/2014	9.620	9.581	0
	12/31/2015	9.581	9.105	0
	12/31/2016	9.105	9.218	0
	12/31/2017	9.218	9.357	0
	12/31/2018	9.357	9.135	0
	12/31/2019	9.135	9.266	0
	12/31/2020	9.266	9.387	0
3.45%
	12/31/2013	N/A	9.607	0
	12/31/2014	9.607	9.564	0
	12/31/2015	9.564	9.084	0
	12/31/2016	9.084	9.191	0
	12/31/2017	9.191	9.325	0
	12/31/2018	9.325	9.100	0
	12/31/2019	9.100	9.226	0
	12/31/2020	9.226	9.341	0
3.55%
	12/31/2013	N/A	9.581	0
	12/31/2014	9.581	9.529	0
	12/31/2015	9.529	9.041	0
	12/31/2016	9.041	9.139	0
	12/31/2017	9.139	9.263	0
	12/31/2018	9.263	9.031	0
	12/31/2019	9.031	9.146	0
	12/31/2020	9.146	9.251	0
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
	12/31/2011	14.530	15.198	305
	12/31/2012	15.198	17.624	355
	12/31/2013	17.624	16.128	136
	12/31/2014	16.128	16.106	84
	12/31/2015	16.106	15.486	66
	12/31/2016	15.486	17.266	69
	12/31/2017	17.266	18.664	44
	12/31/2018	18.664	17.488	39
	12/31/2019	17.488	19.747	35
	12/31/2020	19.747	20.725	27
1.70%
	12/31/2011	14.489	15.148	92
	12/31/2012	15.148	17.557	89
	12/31/2013	17.557	16.058	94
	12/31/2014	16.058	16.028	90
	12/31/2015	16.028	15.404	83
	12/31/2016	15.404	17.165	68
	12/31/2017	17.165	18.546	62
	12/31/2018	18.546	17.369	57
	12/31/2019	17.369	19.603	49
	12/31/2020	19.603	20.563	48

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	14.448	15.097	65
	12/31/2012	15.097	17.490	44
	12/31/2013	17.490	15.989	2
	12/31/2014	15.989	15.951	2
	12/31/2015	15.951	15.322	2
	12/31/2016	15.322	17.065	1
	12/31/2017	17.065	18.429	1
	12/31/2018	18.429	17.250	1
	12/31/2019	17.250	19.459	0
	12/31/2020	19.459	20.403	1
1.80%
	12/31/2011	14.407	15.047	5
	12/31/2012	15.047	17.423	16
	12/31/2013	17.423	15.919	7
	12/31/2014	15.919	15.874	6
	12/31/2015	15.874	15.240	6
	12/31/2016	15.240	16.966	4
	12/31/2017	16.966	18.313	4
	12/31/2018	18.313	17.133	4
	12/31/2019	17.133	19.317	4
	12/31/2020	19.317	20.243	4
1.90%
	12/31/2011	14.326	14.947	129
	12/31/2012	14.947	17.289	84
	12/31/2013	17.289	15.782	44
	12/31/2014	15.782	15.721	53
	12/31/2015	15.721	15.078	35
	12/31/2016	15.078	16.769	33
	12/31/2017	16.769	18.082	28
	12/31/2018	18.082	16.900	12
	12/31/2019	16.900	19.035	11
	12/31/2020	19.035	19.928	9
1.95%
	12/31/2011	14.285	14.897	32
	12/31/2012	14.897	17.223	49
	12/31/2013	17.223	15.713	28
	12/31/2014	15.713	15.645	24
	12/31/2015	15.645	14.998	22
	12/31/2016	14.998	16.671	18
	12/31/2017	16.671	17.968	15
	12/31/2018	17.968	16.785	15
	12/31/2019	16.785	18.896	14
	12/31/2020	18.896	19.773	14
2.05%
	12/31/2011	14.204	14.798	36
	12/31/2012	14.798	17.091	36
	12/31/2013	17.091	15.578	3
	12/31/2014	15.578	15.494	3
	12/31/2015	15.494	14.839	6
	12/31/2016	14.839	16.478	2
	12/31/2017	16.478	17.741	2
	12/31/2018	17.741	16.557	2
	12/31/2019	16.557	18.621	1
	12/31/2020	18.621	19.465	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	14.164	14.748	8
	12/31/2012	14.748	17.026	7
	12/31/2013	17.026	15.510	8
	12/31/2014	15.510	15.419	3
	12/31/2015	15.419	14.760	3
	12/31/2016	14.760	16.382	3
	12/31/2017	16.382	17.629	2
	12/31/2018	17.629	16.444	2
	12/31/2019	16.444	18.484	1
	12/31/2020	18.484	19.313	1
2.15%
	12/31/2011	14.124	14.699	1
	12/31/2012	14.699	16.960	1
	12/31/2013	16.960	15.443	1
	12/31/2014	15.443	15.345	1
	12/31/2015	15.345	14.681	1
	12/31/2016	14.681	16.286	1
	12/31/2017	16.286	17.518	1
	12/31/2018	17.518	16.332	1
	12/31/2019	16.332	18.349	0
	12/31/2020	18.349	19.162	0
2.20%
	12/31/2011	14.084	14.650	2
	12/31/2012	14.650	16.895	2
	12/31/2013	16.895	15.376	1
	12/31/2014	15.376	15.271	2
	12/31/2015	15.271	14.603	2
	12/31/2016	14.603	16.191	2
	12/31/2017	16.191	17.407	2
	12/31/2018	17.407	16.220	3
	12/31/2019	16.220	18.215	0
	12/31/2020	18.215	19.012	0
2.25%
	12/31/2011	14.044	14.602	4
	12/31/2012	14.602	16.831	1
	12/31/2013	16.831	15.310	2
	12/31/2014	15.310	15.197	1
	12/31/2015	15.197	14.525	1
	12/31/2016	14.525	16.097	1
	12/31/2017	16.097	17.297	1
	12/31/2018	17.297	16.110	0
	12/31/2019	16.110	18.082	0
	12/31/2020	18.082	18.864	0
2.30%
	12/31/2011	14.004	14.553	5
	12/31/2012	14.553	16.766	3
	12/31/2013	16.766	15.243	1
	12/31/2014	15.243	15.124	1
	12/31/2015	15.124	14.448	1
	12/31/2016	14.448	16.003	1
	12/31/2017	16.003	17.188	0
	12/31/2018	17.188	16.000	0
	12/31/2019	16.000	17.950	0
	12/31/2020	17.950	18.716	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	13.964	14.504	14
	12/31/2012	14.504	16.702	16
	12/31/2013	16.702	15.177	5
	12/31/2014	15.177	15.051	2
	12/31/2015	15.051	14.371	30
	12/31/2016	14.371	15.910	2
	12/31/2017	15.910	17.079	2
	12/31/2018	17.079	15.891	2
	12/31/2019	15.891	17.818	2
	12/31/2020	17.818	18.570	1
2.40%
	12/31/2011	13.925	14.456	8
	12/31/2012	14.456	16.638	7
	12/31/2013	16.638	15.111	8
	12/31/2014	15.111	14.978	0
	12/31/2015	14.978	14.294	0
	12/31/2016	14.294	15.817	0
	12/31/2017	15.817	16.971	0
	12/31/2018	16.971	15.782	0
	12/31/2019	15.782	17.688	0
	12/31/2020	17.688	18.425	0
2.45%
	12/31/2011	13.885	14.408	5
	12/31/2012	14.408	16.574	5
	12/31/2013	16.574	15.046	6
	12/31/2014	15.046	14.906	5
	12/31/2015	14.906	14.218	6
	12/31/2016	14.218	15.725	6
	12/31/2017	15.725	16.864	6
	12/31/2018	16.864	15.675	5
	12/31/2019	15.675	17.558	6
	12/31/2020	17.558	18.281	6
2.50%
	12/31/2011	13.846	14.360	11
	12/31/2012	14.360	16.511	11
	12/31/2013	16.511	14.981	8
	12/31/2014	14.981	14.834	6
	12/31/2015	14.834	14.142	7
	12/31/2016	14.142	15.634	6
	12/31/2017	15.634	16.757	6
	12/31/2018	16.757	15.568	7
	12/31/2019	15.568	17.430	2
	12/31/2020	17.430	18.138	2
2.55%
	12/31/2011	13.807	14.312	0
	12/31/2012	14.312	16.447	0
	12/31/2013	16.447	14.916	1
	12/31/2014	14.916	14.762	0
	12/31/2015	14.762	14.067	0
	12/31/2016	14.067	15.543	0
	12/31/2017	15.543	16.651	0
	12/31/2018	16.651	15.462	0
	12/31/2019	15.462	17.303	0
	12/31/2020	17.303	17.996	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	13.767	14.264	14
	12/31/2012	14.264	16.384	13
	12/31/2013	16.384	14.851	3
	12/31/2014	14.851	14.691	5
	12/31/2015	14.691	13.992	5
	12/31/2016	13.992	15.452	5
	12/31/2017	15.452	16.546	4
	12/31/2018	16.546	15.356	2
	12/31/2019	15.356	17.176	2
	12/31/2020	17.176	17.856	2
2.65%
	12/31/2011	13.728	14.217	3
	12/31/2012	14.217	16.321	3
	12/31/2013	16.321	14.787	2
	12/31/2014	14.787	14.620	1
	12/31/2015	14.620	13.918	1
	12/31/2016	13.918	15.362	1
	12/31/2017	15.362	16.442	1
	12/31/2018	16.442	15.252	1
	12/31/2019	15.252	17.050	1
	12/31/2020	17.050	17.716	1
2.70%
	12/31/2011	13.690	14.169	7
	12/31/2012	14.169	16.259	10
	12/31/2013	16.259	14.723	0
	12/31/2014	14.723	14.549	0
	12/31/2015	14.549	13.843	0
	12/31/2016	13.843	15.273	0
	12/31/2017	15.273	16.338	0
	12/31/2018	16.338	15.148	0
	12/31/2019	15.148	16.926	0
	12/31/2020	16.926	17.578	0
2.75%
	12/31/2011	13.651	14.122	8
	12/31/2012	14.122	16.197	8
	12/31/2013	16.197	14.659	10
	12/31/2014	14.659	14.479	11
	12/31/2015	14.479	13.770	12
	12/31/2016	13.770	15.184	4
	12/31/2017	15.184	16.235	3
	12/31/2018	16.235	15.044	2
	12/31/2019	15.044	16.802	2
	12/31/2020	16.802	17.441	2
2.80%
	12/31/2011	13.612	14.075	8
	12/31/2012	14.075	16.135	7
	12/31/2013	16.135	14.596	7
	12/31/2014	14.596	14.409	6
	12/31/2015	14.409	13.696	5
	12/31/2016	13.696	15.095	4
	12/31/2017	15.095	16.132	4
	12/31/2018	16.132	14.942	1
	12/31/2019	14.942	16.679	1
	12/31/2020	16.679	17.304	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	13.573	14.028	2
	12/31/2012	14.028	16.073	1
	12/31/2013	16.073	14.533	1
	12/31/2014	14.533	14.339	0
	12/31/2015	14.339	13.623	0
	12/31/2016	13.623	15.007	0
	12/31/2017	15.007	16.030	0
	12/31/2018	16.030	14.840	0
	12/31/2019	14.840	16.557	0
	12/31/2020	16.557	17.169	0
2.90%
	12/31/2011	13.535	13.982	8
	12/31/2012	13.982	16.011	5
	12/31/2013	16.011	14.470	5
	12/31/2014	14.470	14.270	7
	12/31/2015	14.270	13.551	6
	12/31/2016	13.551	14.920	4
	12/31/2017	14.920	15.929	3
	12/31/2018	15.929	14.739	4
	12/31/2019	14.739	16.436	3
	12/31/2020	16.436	17.035	2
2.95%
	12/31/2013	N/A	14.407	0
	12/31/2014	14.407	14.201	0
	12/31/2015	14.201	13.479	0
	12/31/2016	13.479	14.833	0
	12/31/2017	14.833	15.828	0
	12/31/2018	15.828	14.638	0
	12/31/2019	14.638	16.316	0
	12/31/2020	16.316	16.902	0
3.00%
	12/31/2011	13.458	13.889	1
	12/31/2012	13.889	15.889	1
	12/31/2013	15.889	14.345	1
	12/31/2014	14.345	14.133	1
	12/31/2015	14.133	13.407	1
	12/31/2016	13.407	14.747	1
	12/31/2017	14.747	15.728	1
	12/31/2018	15.728	14.538	12
	12/31/2019	14.538	16.196	11
	12/31/2020	16.196	16.770	10
3.05%
	12/31/2011	13.420	13.842	1
	12/31/2012	13.842	15.828	1
	12/31/2013	15.828	14.282	1
	12/31/2014	14.282	14.064	1
	12/31/2015	14.064	13.336	1
	12/31/2016	13.336	14.661	1
	12/31/2017	14.661	15.629	1
	12/31/2018	15.629	14.439	1
	12/31/2019	14.439	16.078	1
	12/31/2020	16.078	16.639	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	14.221	18
	12/31/2014	14.221	13.997	19
	12/31/2015	13.997	13.264	19
	12/31/2016	13.264	14.576	17
	12/31/2017	14.576	15.530	18
	12/31/2018	15.530	14.341	8
	12/31/2019	14.341	15.960	3
	12/31/2020	15.960	16.509	3
3.15%
	12/31/2011	13.344	13.750	1
	12/31/2012	13.750	15.707	1
	12/31/2013	15.707	14.159	0
	12/31/2014	14.159	13.929	0
	12/31/2015	13.929	13.194	1
	12/31/2016	13.194	14.491	1
	12/31/2017	14.491	15.432	1
	12/31/2018	15.432	14.243	1
	12/31/2019	14.243	15.843	1
	12/31/2020	15.843	16.380	1
3.20%
	12/31/2013	N/A	22.102	0
	12/31/2014	22.102	21.732	0
	12/31/2015	21.732	20.575	0
	12/31/2016	20.575	22.586	0
	12/31/2017	22.586	24.041	0
	12/31/2018	24.041	22.177	0
	12/31/2019	22.177	24.657	0
	12/31/2020	24.657	25.479	0
3.25%
	12/31/2013	N/A	21.978	0
	12/31/2014	21.978	21.599	1
	12/31/2015	21.599	20.439	1
	12/31/2016	20.439	22.425	1
	12/31/2017	22.425	23.858	1
	12/31/2018	23.858	21.998	1
	12/31/2019	21.998	24.445	0
	12/31/2020	24.445	25.247	0
3.30%
	12/31/2011	13.231	13.613	0
	12/31/2012	13.613	15.527	0
	12/31/2013	15.527	13.976	0
	12/31/2014	13.976	13.728	1
	12/31/2015	13.728	12.984	1
	12/31/2016	12.984	14.239	0
	12/31/2017	14.239	15.141	0
	12/31/2018	15.141	13.954	0
	12/31/2019	13.954	15.498	0
	12/31/2020	15.498	15.999	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	21.609	1
	12/31/2014	21.609	21.205	2
	12/31/2015	21.205	20.036	0
	12/31/2016	20.036	21.950	0
	12/31/2017	21.950	23.317	0
	12/31/2018	23.317	21.467	0
	12/31/2019	21.467	23.819	0
	12/31/2020	23.819	24.564	0
3.45%
	12/31/2013	N/A	21.487	0
	12/31/2014	21.487	21.075	0
	12/31/2015	21.075	19.903	0
	12/31/2016	19.903	21.794	0
	12/31/2017	21.794	23.140	0
	12/31/2018	23.140	21.293	0
	12/31/2019	21.293	23.614	0
	12/31/2020	23.614	24.341	0
3.55%
	12/31/2013	N/A	21.246	0
	12/31/2014	21.246	20.818	1
	12/31/2015	20.818	19.640	1
	12/31/2016	19.640	21.485	1
	12/31/2017	21.485	22.789	1
	12/31/2018	22.789	20.949	1
	12/31/2019	20.949	23.210	1
	12/31/2020	23.210	23.900	1
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.65%
	12/31/2011	12.770	13.513	88
	12/31/2012	13.513	14.214	91
	12/31/2013	14.214	12.796	78
	12/31/2014	12.796	12.872	62
	12/31/2015	12.872	12.150	53
	12/31/2016	12.150	12.435	50
	12/31/2017	12.435	13.288	47
	12/31/2018	13.288	12.521	42
	12/31/2019	12.521	13.071	40
	12/31/2020	13.071	14.158	37
1.70%
	12/31/2011	12.734	13.468	33
	12/31/2012	13.468	14.159	35
	12/31/2013	14.159	12.741	36
	12/31/2014	12.741	12.809	37
	12/31/2015	12.809	12.086	36
	12/31/2016	12.086	12.362	33
	12/31/2017	12.362	13.204	31
	12/31/2018	13.204	12.435	30
	12/31/2019	12.435	12.975	25
	12/31/2020	12.975	14.047	22

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	12.698	13.423	1
	12/31/2012	13.423	14.105	1
	12/31/2013	14.105	12.685	1
	12/31/2014	12.685	12.748	1
	12/31/2015	12.748	12.021	1
	12/31/2016	12.021	12.290	0
	12/31/2017	12.290	13.120	0
	12/31/2018	13.120	12.350	0
	12/31/2019	12.350	12.880	0
	12/31/2020	12.880	13.938	0
1.80%
	12/31/2011	12.662	13.378	15
	12/31/2012	13.378	14.051	17
	12/31/2013	14.051	12.630	20
	12/31/2014	12.630	12.686	24
	12/31/2015	12.686	11.957	25
	12/31/2016	11.957	12.219	16
	12/31/2017	12.219	13.037	16
	12/31/2018	13.037	12.266	16
	12/31/2019	12.266	12.786	17
	12/31/2020	12.786	13.829	16
1.90%
	12/31/2011	12.590	13.289	84
	12/31/2012	13.289	13.944	52
	12/31/2013	13.944	12.521	32
	12/31/2014	12.521	12.564	29
	12/31/2015	12.564	11.830	25
	12/31/2016	11.830	12.077	24
	12/31/2017	12.077	12.873	24
	12/31/2018	12.873	12.099	24
	12/31/2019	12.099	12.600	22
	12/31/2020	12.600	13.613	19
1.95%
	12/31/2011	12.554	13.245	22
	12/31/2012	13.245	13.890	25
	12/31/2013	13.890	12.467	26
	12/31/2014	12.467	12.503	28
	12/31/2015	12.503	11.767	23
	12/31/2016	11.767	12.007	21
	12/31/2017	12.007	12.792	22
	12/31/2018	12.792	12.017	19
	12/31/2019	12.017	12.507	10
	12/31/2020	12.507	13.507	10
2.05%
	12/31/2011	12.483	13.157	2
	12/31/2012	13.157	13.784	2
	12/31/2013	13.784	12.359	2
	12/31/2014	12.359	12.383	3
	12/31/2015	12.383	11.642	3
	12/31/2016	11.642	11.867	0
	12/31/2017	11.867	12.631	0
	12/31/2018	12.631	11.854	0
	12/31/2019	11.854	12.325	0
	12/31/2020	12.325	13.297	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	12.448	13.113	22
	12/31/2012	13.113	13.731	27
	12/31/2013	13.731	12.306	34
	12/31/2014	12.306	12.323	29
	12/31/2015	12.323	11.580	33
	12/31/2016	11.580	11.798	39
	12/31/2017	11.798	12.551	42
	12/31/2018	12.551	11.773	46
	12/31/2019	11.773	12.235	52
	12/31/2020	12.235	13.193	51
2.15%
	12/31/2011	12.412	13.069	2
	12/31/2012	13.069	13.678	2
	12/31/2013	13.678	12.252	2
	12/31/2014	12.252	12.263	2
	12/31/2015	12.263	11.519	2
	12/31/2016	11.519	11.729	2
	12/31/2017	11.729	12.471	1
	12/31/2018	12.471	11.693	1
	12/31/2019	11.693	12.145	1
	12/31/2020	12.145	13.090	1
2.20%
	12/31/2011	12.377	13.026	3
	12/31/2012	13.026	13.626	3
	12/31/2013	13.626	12.199	3
	12/31/2014	12.199	12.204	3
	12/31/2015	12.204	11.457	3
	12/31/2016	11.457	11.661	4
	12/31/2017	11.661	12.393	4
	12/31/2018	12.393	11.613	5
	12/31/2019	11.613	12.057	0
	12/31/2020	12.057	12.988	0
2.25%
	12/31/2011	12.342	12.982	9
	12/31/2012	12.982	13.574	9
	12/31/2013	13.574	12.147	9
	12/31/2014	12.147	12.145	8
	12/31/2015	12.145	11.396	8
	12/31/2016	11.396	11.593	8
	12/31/2017	11.593	12.314	6
	12/31/2018	12.314	11.534	7
	12/31/2019	11.534	11.968	5
	12/31/2020	11.968	12.886	1
2.30%
	12/31/2011	12.307	12.939	2
	12/31/2012	12.939	13.522	2
	12/31/2013	13.522	12.094	2
	12/31/2014	12.094	12.087	3
	12/31/2015	12.087	11.336	3
	12/31/2016	11.336	11.526	2
	12/31/2017	11.526	12.236	1
	12/31/2018	12.236	11.455	1
	12/31/2019	11.455	11.881	1
	12/31/2020	11.881	12.785	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	12.272	12.896	3
	12/31/2012	12.896	13.470	3
	12/31/2013	13.470	12.042	3
	12/31/2014	12.042	12.028	3
	12/31/2015	12.028	11.275	3
	12/31/2016	11.275	11.459	3
	12/31/2017	11.459	12.159	3
	12/31/2018	12.159	11.377	3
	12/31/2019	11.377	11.794	3
	12/31/2020	11.794	12.686	2
2.40%
	12/31/2011	12.237	12.853	8
	12/31/2012	12.853	13.418	8
	12/31/2013	13.418	11.989	9
	12/31/2014	11.989	11.970	5
	12/31/2015	11.970	11.215	4
	12/31/2016	11.215	11.392	4
	12/31/2017	11.392	12.082	4
	12/31/2018	12.082	11.299	4
	12/31/2019	11.299	11.708	4
	12/31/2020	11.708	12.586	4
2.45%
	12/31/2011	12.203	12.810	6
	12/31/2012	12.810	13.367	6
	12/31/2013	13.367	11.937	4
	12/31/2014	11.937	11.912	4
	12/31/2015	11.912	11.155	4
	12/31/2016	11.155	11.325	4
	12/31/2017	11.325	12.006	4
	12/31/2018	12.006	11.222	2
	12/31/2019	11.222	11.622	2
	12/31/2020	11.622	12.488	2
2.50%
	12/31/2011	12.168	12.767	2
	12/31/2012	12.767	13.316	2
	12/31/2013	13.316	11.886	1
	12/31/2014	11.886	11.855	1
	12/31/2015	11.855	11.096	1
	12/31/2016	11.096	11.260	1
	12/31/2017	11.260	11.930	0
	12/31/2018	11.930	11.146	0
	12/31/2019	11.146	11.537	0
	12/31/2020	11.537	12.391	0
2.55%
	12/31/2011	12.134	12.725	0
	12/31/2012	12.725	13.265	0
	12/31/2013	13.265	11.834	0
	12/31/2014	11.834	11.798	0
	12/31/2015	11.798	11.037	0
	12/31/2016	11.037	11.194	0
	12/31/2017	11.194	11.855	0
	12/31/2018	11.855	11.070	0
	12/31/2019	11.070	11.453	0
	12/31/2020	11.453	12.294	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	12.099	12.682	8
	12/31/2012	12.682	13.214	8
	12/31/2013	13.214	11.783	8
	12/31/2014	11.783	11.741	12
	12/31/2015	11.741	10.978	12
	12/31/2016	10.978	11.129	11
	12/31/2017	11.129	11.780	10
	12/31/2018	11.780	10.994	9
	12/31/2019	10.994	11.369	9
	12/31/2020	11.369	12.198	9
2.65%
	12/31/2011	12.065	12.640	9
	12/31/2012	12.640	13.163	8
	12/31/2013	13.163	11.732	5
	12/31/2014	11.732	11.684	2
	12/31/2015	11.684	10.920	2
	12/31/2016	10.920	11.064	2
	12/31/2017	11.064	11.705	2
	12/31/2018	11.705	10.919	2
	12/31/2019	10.919	11.286	2
	12/31/2020	11.286	12.102	2
2.70%
	12/31/2011	12.031	12.598	0
	12/31/2012	12.598	13.113	0
	12/31/2013	13.113	11.681	0
	12/31/2014	11.681	11.628	0
	12/31/2015	11.628	10.861	0
	12/31/2016	10.861	11.000	0
	12/31/2017	11.000	11.631	0
	12/31/2018	11.631	10.845	0
	12/31/2019	10.845	11.203	0
	12/31/2020	11.203	12.008	0
2.75%
	12/31/2011	11.997	12.556	7
	12/31/2012	12.556	13.062	8
	12/31/2013	13.062	11.631	5
	12/31/2014	11.631	11.571	7
	12/31/2015	11.571	10.804	6
	12/31/2016	10.804	10.935	6
	12/31/2017	10.935	11.558	7
	12/31/2018	11.558	10.771	7
	12/31/2019	10.771	11.121	6
	12/31/2020	11.121	11.914	5
2.80%
	12/31/2011	11.963	12.514	0
	12/31/2012	12.514	13.012	0
	12/31/2013	13.012	11.580	0
	12/31/2014	11.580	11.515	0
	12/31/2015	11.515	10.746	0
	12/31/2016	10.746	10.872	0
	12/31/2017	10.872	11.485	0
	12/31/2018	11.485	10.697	0
	12/31/2019	10.697	11.040	0
	12/31/2020	11.040	11.821	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	11.929	12.473	9
	12/31/2012	12.473	12.962	8
	12/31/2013	12.962	11.530	11
	12/31/2014	11.530	11.460	0
	12/31/2015	11.460	10.689	0
	12/31/2016	10.689	10.808	0
	12/31/2017	10.808	11.412	0
	12/31/2018	11.412	10.625	0
	12/31/2019	10.625	10.959	3
	12/31/2020	10.959	11.729	3
2.90%
	12/31/2011	11.895	12.431	5
	12/31/2012	12.431	12.913	5
	12/31/2013	12.913	11.480	1
	12/31/2014	11.480	11.405	4
	12/31/2015	11.405	10.632	3
	12/31/2016	10.632	10.746	3
	12/31/2017	10.746	11.340	3
	12/31/2018	11.340	10.552	3
	12/31/2019	10.552	10.879	3
	12/31/2020	10.879	11.637	3
2.95%
	12/31/2013	N/A	11.430	0
	12/31/2014	11.430	11.349	0
	12/31/2015	11.349	10.575	0
	12/31/2016	10.575	10.683	0
	12/31/2017	10.683	11.269	0
	12/31/2018	11.269	10.480	0
	12/31/2019	10.480	10.799	0
	12/31/2020	10.799	11.546	0
3.00%
	12/31/2011	11.828	12.348	0
	12/31/2012	12.348	12.814	0
	12/31/2013	12.814	11.381	2
	12/31/2014	11.381	11.295	2
	12/31/2015	11.295	10.519	2
	12/31/2016	10.519	10.621	2
	12/31/2017	10.621	11.197	0
	12/31/2018	11.197	10.409	0
	12/31/2019	10.409	10.720	0
	12/31/2020	10.720	11.456	0
3.05%
	12/31/2011	11.794	12.307	2
	12/31/2012	12.307	12.765	2
	12/31/2013	12.765	11.332	2
	12/31/2014	11.332	11.240	1
	12/31/2015	11.240	10.463	1
	12/31/2016	10.463	10.559	1
	12/31/2017	10.559	11.127	1
	12/31/2018	11.127	10.338	1
	12/31/2019	10.338	10.642	1
	12/31/2020	10.642	11.366	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	11.283	0
	12/31/2014	11.283	11.186	0
	12/31/2015	11.186	10.407	0
	12/31/2016	10.407	10.497	0
	12/31/2017	10.497	11.056	0
	12/31/2018	11.056	10.267	0
	12/31/2019	10.267	10.564	0
	12/31/2020	10.564	11.278	0
3.15%
	12/31/2011	11.727	12.225	1
	12/31/2012	12.225	12.667	1
	12/31/2013	12.667	11.234	0
	12/31/2014	11.234	11.132	3
	12/31/2015	11.132	10.352	3
	12/31/2016	10.352	10.436	3
	12/31/2017	10.436	10.986	3
	12/31/2018	10.986	10.197	3
	12/31/2019	10.197	10.487	4
	12/31/2020	10.487	11.189	3
3.20%
	12/31/2013	N/A	15.188	0
	12/31/2014	15.188	15.043	0
	12/31/2015	15.043	13.982	0
	12/31/2016	13.982	14.089	0
	12/31/2017	14.089	14.824	0
	12/31/2018	14.824	13.753	0
	12/31/2019	13.753	14.136	0
	12/31/2020	14.136	15.076	0
3.25%
	12/31/2013	N/A	15.098	0
	12/31/2014	15.098	14.946	0
	12/31/2015	14.946	13.884	0
	12/31/2016	13.884	13.984	0
	12/31/2017	13.984	14.706	0
	12/31/2018	14.706	13.636	0
	12/31/2019	13.636	14.009	0
	12/31/2020	14.009	14.933	0
3.30%
	12/31/2011	11.628	12.103	0
	12/31/2012	12.103	12.522	0
	12/31/2013	12.522	11.088	0
	12/31/2014	11.088	10.971	0
	12/31/2015	10.971	10.187	0
	12/31/2016	10.187	10.255	0
	12/31/2017	10.255	10.779	0
	12/31/2018	10.779	9.990	0
	12/31/2019	9.990	10.258	0
	12/31/2020	10.258	10.929	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	14.828	1
	12/31/2014	14.828	14.657	2
	12/31/2015	14.657	13.596	0
	12/31/2016	13.596	13.673	0
	12/31/2017	13.673	14.358	0
	12/31/2018	14.358	13.293	0
	12/31/2019	13.293	13.636	0
	12/31/2020	13.636	14.513	0
3.45%
	12/31/2013	N/A	14.740	0
	12/31/2014	14.740	14.562	0
	12/31/2015	14.562	13.501	0
	12/31/2016	13.501	13.571	0
	12/31/2017	13.571	14.243	0
	12/31/2018	14.243	13.180	0
	12/31/2019	13.180	13.514	0
	12/31/2020	13.514	14.376	0
3.55%
	12/31/2013	N/A	14.564	0
	12/31/2014	14.564	14.374	1
	12/31/2015	14.374	13.313	1
	12/31/2016	13.313	13.368	1
	12/31/2017	13.368	14.017	1
	12/31/2018	14.017	12.958	1
	12/31/2019	12.958	13.273	1
	12/31/2020	13.273	14.105	1
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.65%
	12/31/2011	N/A	9.797	17
	12/31/2012	9.797	10.233	37
	12/31/2013	10.233	9.749	39
	12/31/2014	9.749	9.446	41
	12/31/2015	9.446	8.824	47
	12/31/2016	8.824	9.269	36
	12/31/2017	9.269	9.508	35
	12/31/2018	9.508	9.450	36
	12/31/2019	9.450	10.029	30
	12/31/2020	10.029	10.664	28
1.70%
	12/31/2011	N/A	9.787	47
	12/31/2012	9.787	10.217	84
	12/31/2013	10.217	9.729	136
	12/31/2014	9.729	9.422	142
	12/31/2015	9.422	8.797	156
	12/31/2016	8.797	9.236	151
	12/31/2017	9.236	9.470	155
	12/31/2018	9.470	9.407	160
	12/31/2019	9.407	9.979	141
	12/31/2020	9.979	10.606	119

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	N/A	9.791	0
	12/31/2012	9.791	10.216	1
	12/31/2013	10.216	9.723	1
	12/31/2014	9.723	9.411	1
	12/31/2015	9.411	8.783	0
	12/31/2016	8.783	9.216	0
	12/31/2017	9.216	9.445	5
	12/31/2018	9.445	9.378	0
	12/31/2019	9.378	9.942	0
	12/31/2020	9.942	10.562	0
1.80%
	12/31/2011	N/A	9.788	0
	12/31/2012	9.788	10.207	0
	12/31/2013	10.207	9.710	0
	12/31/2014	9.710	9.394	0
	12/31/2015	9.394	8.762	0
	12/31/2016	8.762	9.190	0
	12/31/2017	9.190	9.414	0
	12/31/2018	9.414	9.342	0
	12/31/2019	9.342	9.899	0
	12/31/2020	9.899	10.511	0
1.90%
	12/31/2011	N/A	9.781	6
	12/31/2012	9.781	10.190	14
	12/31/2013	10.190	9.684	16
	12/31/2014	9.684	9.360	48
	12/31/2015	9.360	8.721	65
	12/31/2016	8.721	9.138	54
	12/31/2017	9.138	9.351	23
	12/31/2018	9.351	9.270	23
	12/31/2019	9.270	9.814	20
	12/31/2020	9.814	10.409	14
1.95%
	12/31/2011	N/A	9.778	15
	12/31/2012	9.778	10.182	42
	12/31/2013	10.182	9.671	53
	12/31/2014	9.671	9.342	57
	12/31/2015	9.342	8.701	64
	12/31/2016	8.701	9.112	63
	12/31/2017	9.112	9.320	54
	12/31/2018	9.320	9.235	59
	12/31/2019	9.235	9.771	48
	12/31/2020	9.771	10.359	31
2.05%
	12/31/2011	N/A	9.771	2
	12/31/2012	9.771	10.164	2
	12/31/2013	10.164	9.645	2
	12/31/2014	9.645	9.308	2
	12/31/2015	9.308	8.660	2
	12/31/2016	8.660	9.061	3
	12/31/2017	9.061	9.258	3
	12/31/2018	9.258	9.164	3
	12/31/2019	9.164	9.687	3
	12/31/2020	9.687	10.259	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	N/A	9.768	2
	12/31/2012	9.768	10.156	2
	12/31/2013	10.156	9.632	2
	12/31/2014	9.632	9.291	4
	12/31/2015	9.291	8.640	0
	12/31/2016	8.640	9.035	0
	12/31/2017	9.035	9.227	0
	12/31/2018	9.227	9.129	0
	12/31/2019	9.129	9.645	0
	12/31/2020	9.645	10.210	0
2.15%
	12/31/2011	N/A	9.765	0
	12/31/2012	9.765	10.147	0
	12/31/2013	10.147	9.619	0
	12/31/2014	9.619	9.274	0
	12/31/2015	9.274	8.620	0
	12/31/2016	8.620	9.009	0
	12/31/2017	9.009	9.196	0
	12/31/2018	9.196	9.094	0
	12/31/2019	9.094	9.603	0
	12/31/2020	9.603	10.160	0
2.20%
	12/31/2011	N/A	9.761	0
	12/31/2012	9.761	10.139	0
	12/31/2013	10.139	9.606	0
	12/31/2014	9.606	9.257	0
	12/31/2015	9.257	8.600	0
	12/31/2016	8.600	8.984	0
	12/31/2017	8.984	9.166	0
	12/31/2018	9.166	9.059	1
	12/31/2019	9.059	9.561	1
	12/31/2020	9.561	10.111	1
2.25%
	12/31/2011	N/A	9.758	0
	12/31/2012	9.758	10.130	0
	12/31/2013	10.130	9.593	0
	12/31/2014	9.593	9.240	1
	12/31/2015	9.240	8.580	0
	12/31/2016	8.580	8.958	0
	12/31/2017	8.958	9.135	0
	12/31/2018	9.135	9.025	0
	12/31/2019	9.025	9.520	0
	12/31/2020	9.520	10.063	0
2.30%
	12/31/2011	N/A	9.755	0
	12/31/2012	9.755	10.122	0
	12/31/2013	10.122	9.581	0
	12/31/2014	9.581	9.223	0
	12/31/2015	9.223	8.560	0
	12/31/2016	8.560	8.933	0
	12/31/2017	8.933	9.105	0
	12/31/2018	9.105	8.990	0
	12/31/2019	8.990	9.479	0
	12/31/2020	9.479	10.014	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	N/A	9.752	11
	12/31/2012	9.752	10.113	11
	12/31/2013	10.113	9.568	0
	12/31/2014	9.568	9.206	3
	12/31/2015	9.206	8.540	0
	12/31/2016	8.540	8.908	0
	12/31/2017	8.908	9.074	0
	12/31/2018	9.074	8.955	0
	12/31/2019	8.955	9.438	0
	12/31/2020	9.438	9.966	0
2.40%
	12/31/2011	N/A	9.748	0
	12/31/2012	9.748	10.105	0
	12/31/2013	10.105	9.555	0
	12/31/2014	9.555	9.189	0
	12/31/2015	9.189	8.520	0
	12/31/2016	8.520	8.882	0
	12/31/2017	8.882	9.044	0
	12/31/2018	9.044	8.921	1
	12/31/2019	8.921	9.397	1
	12/31/2020	9.397	9.917	1
2.45%
	12/31/2011	N/A	9.745	3
	12/31/2012	9.745	10.097	3
	12/31/2013	10.097	9.542	1
	12/31/2014	9.542	9.172	1
	12/31/2015	9.172	8.500	1
	12/31/2016	8.500	8.857	0
	12/31/2017	8.857	9.014	0
	12/31/2018	9.014	8.887	0
	12/31/2019	8.887	9.356	0
	12/31/2020	9.356	9.870	0
2.50%
	12/31/2011	N/A	9.742	0
	12/31/2012	9.742	10.088	0
	12/31/2013	10.088	9.529	0
	12/31/2014	9.529	9.155	4
	12/31/2015	9.155	8.480	0
	12/31/2016	8.480	8.832	0
	12/31/2017	8.832	8.984	0
	12/31/2018	8.984	8.853	0
	12/31/2019	8.853	9.316	0
	12/31/2020	9.316	9.822	0
2.55%
	12/31/2011	N/A	9.738	0
	12/31/2012	9.738	10.080	0
	12/31/2013	10.080	9.517	0
	12/31/2014	9.517	9.139	0
	12/31/2015	9.139	8.460	0
	12/31/2016	8.460	8.807	0
	12/31/2017	8.807	8.954	0
	12/31/2018	8.954	8.819	0
	12/31/2019	8.819	9.275	0
	12/31/2020	9.275	9.774	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	N/A	9.735	0
	12/31/2012	9.735	10.071	0
	12/31/2013	10.071	9.504	0
	12/31/2014	9.504	9.122	1
	12/31/2015	9.122	8.440	1
	12/31/2016	8.440	8.782	1
	12/31/2017	8.782	8.924	1
	12/31/2018	8.924	8.785	1
	12/31/2019	8.785	9.235	2
	12/31/2020	9.235	9.727	4
2.65%
	12/31/2011	N/A	9.732	0
	12/31/2012	9.732	10.063	0
	12/31/2013	10.063	9.491	0
	12/31/2014	9.491	9.105	0
	12/31/2015	9.105	8.421	0
	12/31/2016	8.421	8.757	0
	12/31/2017	8.757	8.894	0
	12/31/2018	8.894	8.751	0
	12/31/2019	8.751	9.195	0
	12/31/2020	9.195	9.680	0
2.70%
	12/31/2011	N/A	9.729	1
	12/31/2012	9.729	10.054	2
	12/31/2013	10.054	9.479	2
	12/31/2014	9.479	9.088	2
	12/31/2015	9.088	8.401	2
	12/31/2016	8.401	8.732	2
	12/31/2017	8.732	8.865	2
	12/31/2018	8.865	8.718	0
	12/31/2019	8.718	9.155	0
	12/31/2020	9.155	9.633	0
2.75%
	12/31/2011	N/A	9.725	0
	12/31/2012	9.725	10.046	0
	12/31/2013	10.046	9.466	0
	12/31/2014	9.466	9.072	0
	12/31/2015	9.072	8.381	0
	12/31/2016	8.381	8.708	0
	12/31/2017	8.708	8.835	0
	12/31/2018	8.835	8.685	0
	12/31/2019	8.685	9.116	0
	12/31/2020	9.116	9.587	0
2.80%
	12/31/2011	N/A	9.722	0
	12/31/2012	9.722	10.037	0
	12/31/2013	10.037	9.453	0
	12/31/2014	9.453	9.055	0
	12/31/2015	9.055	8.362	0
	12/31/2016	8.362	8.683	0
	12/31/2017	8.683	8.806	0
	12/31/2018	8.806	8.651	0
	12/31/2019	8.651	9.076	0
	12/31/2020	9.076	9.541	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	N/A	9.719	0
	12/31/2012	9.719	10.029	0
	12/31/2013	10.029	9.441	0
	12/31/2014	9.441	9.038	0
	12/31/2015	9.038	8.342	0
	12/31/2016	8.342	8.658	0
	12/31/2017	8.658	8.777	0
	12/31/2018	8.777	8.618	0
	12/31/2019	8.618	9.037	0
	12/31/2020	9.037	9.495	0
2.90%
	12/31/2011	N/A	9.720	0
	12/31/2012	9.720	10.025	0
	12/31/2013	10.025	9.428	0
	12/31/2014	9.428	9.022	0
	12/31/2015	9.022	8.323	0
	12/31/2016	8.323	8.634	0
	12/31/2017	8.634	8.747	0
	12/31/2018	8.747	8.585	0
	12/31/2019	8.585	8.998	0
	12/31/2020	8.998	9.449	0
2.95%
	12/31/2013	N/A	9.415	0
	12/31/2014	9.415	9.005	0
	12/31/2015	9.005	8.303	0
	12/31/2016	8.303	8.609	0
	12/31/2017	8.609	8.718	0
	12/31/2018	8.718	8.552	0
	12/31/2019	8.552	8.959	0
	12/31/2020	8.959	9.403	0
3.00%
	12/31/2011	N/A	9.709	0
	12/31/2012	9.709	10.004	0
	12/31/2013	10.004	9.403	0
	12/31/2014	9.403	8.989	0
	12/31/2015	8.989	8.284	0
	12/31/2016	8.284	8.585	0
	12/31/2017	8.585	8.689	0
	12/31/2018	8.689	8.519	0
	12/31/2019	8.519	8.920	0
	12/31/2020	8.920	9.358	0
3.05%
	12/31/2011	N/A	9.706	0
	12/31/2012	9.706	9.995	0
	12/31/2013	9.995	9.390	0
	12/31/2014	9.390	8.972	0
	12/31/2015	8.972	8.264	0
	12/31/2016	8.264	8.560	0
	12/31/2017	8.560	8.660	0
	12/31/2018	8.660	8.487	0
	12/31/2019	8.487	8.881	0
	12/31/2020	8.881	9.312	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	9.378	0
	12/31/2014	9.378	8.956	0
	12/31/2015	8.956	8.245	0
	12/31/2016	8.245	8.536	0
	12/31/2017	8.536	8.631	0
	12/31/2018	8.631	8.454	0
	12/31/2019	8.454	8.843	0
	12/31/2020	8.843	9.267	0
3.15%
	12/31/2011	N/A	9.699	0
	12/31/2012	9.699	9.979	0
	12/31/2013	9.979	9.365	0
	12/31/2014	9.365	8.939	0
	12/31/2015	8.939	8.226	0
	12/31/2016	8.226	8.512	0
	12/31/2017	8.512	8.602	0
	12/31/2018	8.602	8.422	0
	12/31/2019	8.422	8.805	0
	12/31/2020	8.805	9.223	0
3.20%
	12/31/2013	N/A	9.348	0
	12/31/2014	9.348	8.918	0
	12/31/2015	8.918	8.202	0
	12/31/2016	8.202	8.483	0
	12/31/2017	8.483	8.569	0
	12/31/2018	8.569	8.385	0
	12/31/2019	8.385	8.762	0
	12/31/2020	8.762	9.173	0
3.25%
	12/31/2013	N/A	9.335	0
	12/31/2014	9.335	8.902	0
	12/31/2015	8.902	8.183	0
	12/31/2016	8.183	8.459	0
	12/31/2017	8.459	8.541	0
	12/31/2018	8.541	8.353	0
	12/31/2019	8.353	8.724	0
	12/31/2020	8.724	9.129	0
3.30%
	12/31/2011	N/A	9.685	0
	12/31/2012	9.685	9.949	0
	12/31/2013	9.949	9.323	0
	12/31/2014	9.323	8.886	0
	12/31/2015	8.886	8.165	0
	12/31/2016	8.165	8.436	0
	12/31/2017	8.436	8.513	0
	12/31/2018	8.513	8.322	0
	12/31/2019	8.322	8.687	0
	12/31/2020	8.687	9.086	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	9.297	0
	12/31/2014	9.297	8.852	0
	12/31/2015	8.852	8.126	0
	12/31/2016	8.126	8.387	0
	12/31/2017	8.387	8.455	0
	12/31/2018	8.455	8.257	2
	12/31/2019	8.257	8.611	1
	12/31/2020	8.611	8.997	2
3.45%
	12/31/2013	N/A	9.285	0
	12/31/2014	9.285	8.836	0
	12/31/2015	8.836	8.107	0
	12/31/2016	8.107	8.364	0
	12/31/2017	8.364	8.427	0
	12/31/2018	8.427	8.225	0
	12/31/2019	8.225	8.573	0
	12/31/2020	8.573	8.954	0
3.55%
	12/31/2013	N/A	9.260	0
	12/31/2014	9.260	8.803	0
	12/31/2015	8.803	8.069	0
	12/31/2016	8.069	8.316	0
	12/31/2017	8.316	8.371	0
	12/31/2018	8.371	8.162	0
	12/31/2019	8.162	8.499	0
	12/31/2020	8.499	8.867	0
PIMCO VIT Global Managed Asset Allocation Portfolio
1.65%
	12/31/2011	10.960	10.594	675
	12/31/2012	10.594	11.344	686
	12/31/2013	11.344	10.280	536
	12/31/2014	10.280	10.587	390
	12/31/2015	10.587	10.399	340
	12/31/2016	10.399	10.642	259
	12/31/2017	10.642	11.943	226
	12/31/2018	11.943	11.105	179
	12/31/2019	11.105	12.787	166
	12/31/2020	12.787	14.695	148
1.70%
	12/31/2011	10.953	10.582	386
	12/31/2012	10.582	11.326	474
	12/31/2013	11.326	10.259	494
	12/31/2014	10.259	10.560	424
	12/31/2015	10.560	10.367	391
	12/31/2016	10.367	10.604	381
	12/31/2017	10.604	11.894	337
	12/31/2018	11.894	11.054	291
	12/31/2019	11.054	12.722	236
	12/31/2020	12.722	14.613	199

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	10.947	10.571	18
	12/31/2012	10.571	11.308	19
	12/31/2013	11.308	10.237	21
	12/31/2014	10.237	10.533	11
	12/31/2015	10.533	10.335	11
	12/31/2016	10.335	10.566	11
	12/31/2017	10.566	11.845	10
	12/31/2018	11.845	11.004	10
	12/31/2019	11.004	12.658	9
	12/31/2020	12.658	14.531	8
1.80%
	12/31/2011	10.940	10.559	14
	12/31/2012	10.559	11.290	13
	12/31/2013	11.290	10.216	14
	12/31/2014	10.216	10.505	0
	12/31/2015	10.505	10.303	0
	12/31/2016	10.303	10.528	0
	12/31/2017	10.528	11.797	0
	12/31/2018	11.797	10.953	0
	12/31/2019	10.953	12.593	0
	12/31/2020	12.593	14.450	0
1.90%
	12/31/2011	10.927	10.536	145
	12/31/2012	10.536	11.254	333
	12/31/2013	11.254	10.173	311
	12/31/2014	10.173	10.451	117
	12/31/2015	10.451	10.239	95
	12/31/2016	10.239	10.453	97
	12/31/2017	10.453	11.701	93
	12/31/2018	11.701	10.853	79
	12/31/2019	10.853	12.466	51
	12/31/2020	12.466	14.289	37
1.95%
	12/31/2011	10.921	10.524	352
	12/31/2012	10.524	11.236	376
	12/31/2013	11.236	10.152	240
	12/31/2014	10.152	10.424	208
	12/31/2015	10.424	10.208	201
	12/31/2016	10.208	10.415	191
	12/31/2017	10.415	11.653	164
	12/31/2018	11.653	10.803	140
	12/31/2019	10.803	12.402	126
	12/31/2020	12.402	14.209	111
2.05%
	12/31/2011	10.908	10.501	15
	12/31/2012	10.501	11.200	15
	12/31/2013	11.200	10.109	16
	12/31/2014	10.109	10.370	17
	12/31/2015	10.370	10.145	16
	12/31/2016	10.145	10.341	14
	12/31/2017	10.341	11.558	2
	12/31/2018	11.558	10.704	2
	12/31/2019	10.704	12.276	2
	12/31/2020	12.276	14.051	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	10.901	10.490	2
	12/31/2012	10.490	11.182	6
	12/31/2013	11.182	10.088	3
	12/31/2014	10.088	10.343	0
	12/31/2015	10.343	10.113	0
	12/31/2016	10.113	10.303	0
	12/31/2017	10.303	11.510	1
	12/31/2018	11.510	10.655	1
	12/31/2019	10.655	12.214	0
	12/31/2020	12.214	13.973	0
2.15%
	12/31/2011	10.895	10.478	2
	12/31/2012	10.478	11.164	2
	12/31/2013	11.164	10.067	3
	12/31/2014	10.067	10.316	3
	12/31/2015	10.316	10.082	0
	12/31/2016	10.082	10.266	0
	12/31/2017	10.266	11.463	0
	12/31/2018	11.463	10.606	0
	12/31/2019	10.606	12.152	0
	12/31/2020	12.152	13.895	0
2.20%
	12/31/2011	10.888	10.467	0
	12/31/2012	10.467	11.146	0
	12/31/2013	11.146	10.046	6
	12/31/2014	10.046	10.289	5
	12/31/2015	10.289	10.051	0
	12/31/2016	10.051	10.230	0
	12/31/2017	10.230	11.416	0
	12/31/2018	11.416	10.558	0
	12/31/2019	10.558	12.090	0
	12/31/2020	12.090	13.817	0
2.25%
	12/31/2011	10.882	10.455	4
	12/31/2012	10.455	11.129	4
	12/31/2013	11.129	10.025	0
	12/31/2014	10.025	10.262	0
	12/31/2015	10.262	10.020	0
	12/31/2016	10.020	10.193	0
	12/31/2017	10.193	11.370	0
	12/31/2018	11.370	10.509	0
	12/31/2019	10.509	12.028	0
	12/31/2020	12.028	13.740	0
2.30%
	12/31/2011	10.875	10.444	0
	12/31/2012	10.444	11.111	0
	12/31/2013	11.111	10.004	0
	12/31/2014	10.004	10.236	0
	12/31/2015	10.236	9.989	0
	12/31/2016	9.989	10.156	0
	12/31/2017	10.156	11.323	0
	12/31/2018	11.323	10.461	0
	12/31/2019	10.461	11.967	0
	12/31/2020	11.967	13.663	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	10.869	10.433	2
	12/31/2012	10.433	11.093	0
	12/31/2013	11.093	9.983	4
	12/31/2014	9.983	10.209	4
	12/31/2015	10.209	9.958	5
	12/31/2016	9.958	10.120	4
	12/31/2017	10.120	11.277	3
	12/31/2018	11.277	10.413	3
	12/31/2019	10.413	11.906	0
	12/31/2020	11.906	13.587	0
2.40%
	12/31/2011	10.862	10.421	11
	12/31/2012	10.421	11.075	13
	12/31/2013	11.075	9.962	12
	12/31/2014	9.962	10.183	5
	12/31/2015	10.183	9.927	2
	12/31/2016	9.927	10.083	2
	12/31/2017	10.083	11.231	2
	12/31/2018	11.231	10.365	2
	12/31/2019	10.365	11.846	2
	12/31/2020	11.846	13.511	1
2.45%
	12/31/2011	10.856	10.410	0
	12/31/2012	10.410	11.058	0
	12/31/2013	11.058	9.941	0
	12/31/2014	9.941	10.156	1
	12/31/2015	10.156	9.896	1
	12/31/2016	9.896	10.047	1
	12/31/2017	10.047	11.185	0
	12/31/2018	11.185	10.317	0
	12/31/2019	10.317	11.786	0
	12/31/2020	11.786	13.435	0
2.50%
	12/31/2011	10.849	10.398	15
	12/31/2012	10.398	11.040	19
	12/31/2013	11.040	9.920	9
	12/31/2014	9.920	10.130	5
	12/31/2015	10.130	9.866	0
	12/31/2016	9.866	10.011	0
	12/31/2017	10.011	11.139	0
	12/31/2018	11.139	10.270	0
	12/31/2019	10.270	11.726	0
	12/31/2020	11.726	13.360	0
2.55%
	12/31/2011	10.843	10.387	4
	12/31/2012	10.387	11.022	4
	12/31/2013	11.022	9.900	5
	12/31/2014	9.900	10.104	4
	12/31/2015	10.104	9.835	0
	12/31/2016	9.835	9.975	0
	12/31/2017	9.975	11.094	0
	12/31/2018	11.094	10.223	0
	12/31/2019	10.223	11.666	0
	12/31/2020	11.666	13.286	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	10.836	10.376	3
	12/31/2012	10.376	11.005	3
	12/31/2013	11.005	9.879	2
	12/31/2014	9.879	10.078	2
	12/31/2015	10.078	9.805	0
	12/31/2016	9.805	9.939	0
	12/31/2017	9.939	11.048	0
	12/31/2018	11.048	10.176	0
	12/31/2019	10.176	11.607	0
	12/31/2020	11.607	13.212	0
2.65%
	12/31/2011	10.830	10.364	14
	12/31/2012	10.364	10.987	9
	12/31/2013	10.987	9.858	10
	12/31/2014	9.858	10.051	1
	12/31/2015	10.051	9.775	0
	12/31/2016	9.775	9.904	0
	12/31/2017	9.904	11.003	0
	12/31/2018	11.003	10.129	0
	12/31/2019	10.129	11.548	0
	12/31/2020	11.548	13.138	0
2.70%
	12/31/2011	10.823	10.353	3
	12/31/2012	10.353	10.970	3
	12/31/2013	10.970	9.837	3
	12/31/2014	9.837	10.025	3
	12/31/2015	10.025	9.744	3
	12/31/2016	9.744	9.868	3
	12/31/2017	9.868	10.958	3
	12/31/2018	10.958	10.083	0
	12/31/2019	10.083	11.489	0
	12/31/2020	11.489	13.064	0
2.75%
	12/31/2011	10.817	10.342	5
	12/31/2012	10.342	10.952	4
	12/31/2013	10.952	9.817	1
	12/31/2014	9.817	9.999	1
	12/31/2015	9.999	9.714	1
	12/31/2016	9.714	9.833	1
	12/31/2017	9.833	10.913	1
	12/31/2018	10.913	10.037	1
	12/31/2019	10.037	11.430	1
	12/31/2020	11.430	12.991	1
2.80%
	12/31/2011	10.810	10.330	11
	12/31/2012	10.330	10.935	9
	12/31/2013	10.935	9.796	0
	12/31/2014	9.796	9.973	0
	12/31/2015	9.973	9.684	0
	12/31/2016	9.684	9.797	0
	12/31/2017	9.797	10.869	0
	12/31/2018	10.869	9.991	0
	12/31/2019	9.991	11.372	0
	12/31/2020	11.372	12.919	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	10.804	10.319	8
	12/31/2012	10.319	10.917	4
	12/31/2013	10.917	9.776	4
	12/31/2014	9.776	9.948	2
	12/31/2015	9.948	9.654	0
	12/31/2016	9.654	9.762	0
	12/31/2017	9.762	10.824	0
	12/31/2018	10.824	9.945	0
	12/31/2019	9.945	11.315	0
	12/31/2020	11.315	12.847	0
2.90%
	12/31/2011	10.798	10.308	11
	12/31/2012	10.308	10.900	10
	12/31/2013	10.900	9.755	11
	12/31/2014	9.755	9.922	9
	12/31/2015	9.922	9.624	0
	12/31/2016	9.624	9.727	0
	12/31/2017	9.727	10.780	0
	12/31/2018	10.780	9.899	0
	12/31/2019	9.899	11.257	0
	12/31/2020	11.257	12.775	0
2.95%
	12/31/2013	N/A	9.735	0
	12/31/2014	9.735	9.896	0
	12/31/2015	9.896	9.595	0
	12/31/2016	9.595	9.692	0
	12/31/2017	9.692	10.736	0
	12/31/2018	10.736	9.854	0
	12/31/2019	9.854	11.200	0
	12/31/2020	11.200	12.704	0
3.00%
	12/31/2011	10.785	10.285	5
	12/31/2012	10.285	10.865	7
	12/31/2013	10.865	9.714	7
	12/31/2014	9.714	9.870	4
	12/31/2015	9.870	9.565	0
	12/31/2016	9.565	9.657	0
	12/31/2017	9.657	10.692	0
	12/31/2018	10.692	9.808	0
	12/31/2019	9.808	11.143	0
	12/31/2020	11.143	12.633	0
3.05%
	12/31/2011	10.778	10.274	11
	12/31/2012	10.274	10.848	17
	12/31/2013	10.848	9.694	18
	12/31/2014	9.694	9.845	7
	12/31/2015	9.845	9.535	0
	12/31/2016	9.535	9.623	0
	12/31/2017	9.623	10.648	3
	12/31/2018	10.648	9.763	2
	12/31/2019	9.763	11.086	2
	12/31/2020	11.086	12.562	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	9.674	0
	12/31/2014	9.674	9.819	0
	12/31/2015	9.819	9.506	0
	12/31/2016	9.506	9.588	0
	12/31/2017	9.588	10.605	0
	12/31/2018	10.605	9.719	0
	12/31/2019	9.719	11.030	0
	12/31/2020	11.030	12.492	0
3.15%
	12/31/2011	10.765	10.251	2
	12/31/2012	10.251	10.813	2
	12/31/2013	10.813	9.653	2
	12/31/2014	9.653	9.794	1
	12/31/2015	9.794	9.476	0
	12/31/2016	9.476	9.554	0
	12/31/2017	9.554	10.562	0
	12/31/2018	10.562	9.674	0
	12/31/2019	9.674	10.974	0
	12/31/2020	10.974	12.422	0
3.20%
	12/31/2013	N/A	11.249	0
	12/31/2014	11.249	11.406	0
	12/31/2015	11.406	11.031	0
	12/31/2016	11.031	11.116	0
	12/31/2017	11.116	12.282	0
	12/31/2018	12.282	11.245	0
	12/31/2019	11.245	12.749	0
	12/31/2020	12.749	14.424	0
3.25%
	12/31/2013	N/A	11.222	0
	12/31/2014	11.222	11.374	0
	12/31/2015	11.374	10.994	0
	12/31/2016	10.994	11.073	0
	12/31/2017	11.073	12.229	0
	12/31/2018	12.229	11.190	0
	12/31/2019	11.190	12.680	0
	12/31/2020	12.680	14.340	0
3.30%
	12/31/2011	10.746	10.218	3
	12/31/2012	10.218	10.761	4
	12/31/2013	10.761	9.593	0
	12/31/2014	9.593	9.718	0
	12/31/2015	9.718	9.389	0
	12/31/2016	9.389	9.451	0
	12/31/2017	9.451	10.433	0
	12/31/2018	10.433	9.542	0
	12/31/2019	9.542	10.807	0
	12/31/2020	10.807	12.215	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	11.143	0
	12/31/2014	11.143	11.276	1
	12/31/2015	11.276	10.884	0
	12/31/2016	10.884	10.945	0
	12/31/2017	10.945	12.070	0
	12/31/2018	12.070	11.028	0
	12/31/2019	11.028	12.478	0
	12/31/2020	12.478	14.090	0
3.45%
	12/31/2013	N/A	11.116	0
	12/31/2014	11.116	11.244	0
	12/31/2015	11.244	10.847	0
	12/31/2016	10.847	10.903	0
	12/31/2017	10.903	12.017	0
	12/31/2018	12.017	10.974	0
	12/31/2019	10.974	12.411	0
	12/31/2020	12.411	14.007	0
3.55%
	12/31/2013	N/A	11.064	4
	12/31/2014	11.064	11.180	3
	12/31/2015	11.180	10.774	0
	12/31/2016	10.774	10.819	0
	12/31/2017	10.819	11.913	0
	12/31/2018	11.913	10.868	0
	12/31/2019	10.868	12.278	0
	12/31/2020	12.278	13.844	0
PIMCO VIT High Yield Portfolio
1.65%
	12/31/2011	16.401	16.675	120
	12/31/2012	16.675	18.751	251
	12/31/2013	18.751	19.504	277
	12/31/2014	19.504	19.827	263
	12/31/2015	19.827	19.182	250
	12/31/2016	19.182	21.223	219
	12/31/2017	21.223	22.261	180
	12/31/2018	22.261	21.313	153
	12/31/2019	21.313	24.057	115
	12/31/2020	24.057	25.024	106
1.70%
	12/31/2011	16.311	16.576	142
	12/31/2012	16.576	18.630	372
	12/31/2013	18.630	19.368	538
	12/31/2014	19.368	19.680	569
	12/31/2015	19.680	19.030	561
	12/31/2016	19.030	21.045	581
	12/31/2017	21.045	22.062	566
	12/31/2018	22.062	21.112	525
	12/31/2019	21.112	23.818	442
	12/31/2020	23.818	24.764	367

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	15.622	15.868	8
	12/31/2012	15.868	17.825	9
	12/31/2013	17.825	18.522	9
	12/31/2014	18.522	18.811	13
	12/31/2015	18.811	18.180	9
	12/31/2016	18.180	20.095	9
	12/31/2017	20.095	21.056	8
	12/31/2018	21.056	20.139	2
	12/31/2019	20.139	22.709	1
	12/31/2020	22.709	23.599	1
1.80%
	12/31/2011	16.134	16.380	27
	12/31/2012	16.380	18.391	44
	12/31/2013	18.391	19.100	49
	12/31/2014	19.100	19.388	45
	12/31/2015	19.388	18.729	34
	12/31/2016	18.729	20.691	33
	12/31/2017	20.691	21.670	23
	12/31/2018	21.670	20.716	16
	12/31/2019	20.716	23.348	4
	12/31/2020	23.348	24.251	4
1.90%
	12/31/2011	15.826	16.051	51
	12/31/2012	16.051	18.004	123
	12/31/2013	18.004	18.679	134
	12/31/2014	18.679	18.942	119
	12/31/2015	18.942	18.280	116
	12/31/2016	18.280	20.175	126
	12/31/2017	20.175	21.108	116
	12/31/2018	21.108	20.159	105
	12/31/2019	20.159	22.697	85
	12/31/2020	22.697	23.550	70
1.95%
	12/31/2011	15.872	16.089	77
	12/31/2012	16.089	18.038	176
	12/31/2013	18.038	18.706	208
	12/31/2014	18.706	18.959	204
	12/31/2015	18.959	18.287	184
	12/31/2016	18.287	20.173	148
	12/31/2017	20.173	21.095	129
	12/31/2018	21.095	20.136	103
	12/31/2019	20.136	22.661	81
	12/31/2020	22.661	23.501	78
2.05%
	12/31/2011	15.699	15.899	4
	12/31/2012	15.899	17.806	25
	12/31/2013	17.806	18.447	27
	12/31/2014	18.447	18.678	28
	12/31/2015	18.678	17.998	27
	12/31/2016	17.998	19.834	26
	12/31/2017	19.834	20.720	19
	12/31/2018	20.720	19.759	10
	12/31/2019	19.759	22.214	3
	12/31/2020	22.214	23.014	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2011	15.614	15.804	28
	12/31/2012	15.804	17.692	30
	12/31/2013	17.692	18.319	38
	12/31/2014	18.319	18.539	38
	12/31/2015	18.539	17.855	45
	12/31/2016	17.855	19.667	54
	12/31/2017	19.667	20.535	56
	12/31/2018	20.535	19.573	63
	12/31/2019	19.573	21.993	70
	12/31/2020	21.993	22.775	81
2.15%
	12/31/2011	15.529	15.710	2
	12/31/2012	15.710	17.578	2
	12/31/2013	17.578	18.192	2
	12/31/2014	18.192	18.401	2
	12/31/2015	18.401	17.714	2
	12/31/2016	17.714	19.501	2
	12/31/2017	19.501	20.352	1
	12/31/2018	20.352	19.388	0
	12/31/2019	19.388	21.775	0
	12/31/2020	21.775	22.537	0
2.20%
	12/31/2011	15.360	15.532	4
	12/31/2012	15.532	17.369	6
	12/31/2013	17.369	17.967	3
	12/31/2014	17.967	18.165	5
	12/31/2015	18.165	17.478	5
	12/31/2016	17.478	19.231	5
	12/31/2017	19.231	20.061	5
	12/31/2018	20.061	19.101	6
	12/31/2019	19.101	21.442	1
	12/31/2020	21.442	22.181	1
2.25%
	12/31/2011	15.360	15.524	10
	12/31/2012	15.524	17.352	11
	12/31/2013	17.352	17.940	4
	12/31/2014	17.940	18.129	4
	12/31/2015	18.129	17.434	4
	12/31/2016	17.434	19.174	4
	12/31/2017	19.174	19.991	4
	12/31/2018	19.991	19.025	4
	12/31/2019	19.025	21.345	4
	12/31/2020	21.345	22.070	3
2.30%
	12/31/2011	15.208	15.363	6
	12/31/2012	15.363	17.163	5
	12/31/2013	17.163	17.736	6
	12/31/2014	17.736	17.914	7
	12/31/2015	17.914	17.218	7
	12/31/2016	17.218	18.927	4
	12/31/2017	18.927	19.724	2
	12/31/2018	19.724	18.761	2
	12/31/2019	18.761	21.039	2
	12/31/2020	21.039	21.743	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2011	15.193	15.340	10
	12/31/2012	15.340	17.129	10
	12/31/2013	17.129	17.692	8
	12/31/2014	17.692	17.860	9
	12/31/2015	17.860	17.158	8
	12/31/2016	17.158	18.852	8
	12/31/2017	18.852	19.635	9
	12/31/2018	19.635	18.668	7
	12/31/2019	18.668	20.924	6
	12/31/2020	20.924	21.613	6
2.40%
	12/31/2011	15.110	15.249	4
	12/31/2012	15.249	17.019	7
	12/31/2013	17.019	17.569	3
	12/31/2014	17.569	17.727	0
	12/31/2015	17.727	17.022	0
	12/31/2016	17.022	18.693	1
	12/31/2017	18.693	19.460	1
	12/31/2018	19.460	18.492	0
	12/31/2019	18.492	20.717	0
	12/31/2020	20.717	21.388	0
2.45%
	12/31/2011	15.028	15.158	9
	12/31/2012	15.158	16.909	10
	12/31/2013	16.909	17.447	11
	12/31/2014	17.447	17.596	12
	12/31/2015	17.596	16.887	13
	12/31/2016	16.887	18.535	15
	12/31/2017	18.535	19.287	13
	12/31/2018	19.287	18.318	1
	12/31/2019	18.318	20.511	0
	12/31/2020	20.511	21.166	0
2.50%
	12/31/2011	14.946	15.068	9
	12/31/2012	15.068	16.800	11
	12/31/2013	16.800	17.326	6
	12/31/2014	17.326	17.465	7
	12/31/2015	17.465	16.753	7
	12/31/2016	16.753	18.379	7
	12/31/2017	18.379	19.115	8
	12/31/2018	19.115	18.145	8
	12/31/2019	18.145	20.308	3
	12/31/2020	20.308	20.945	3
2.55%
	12/31/2011	14.865	14.979	0
	12/31/2012	14.979	16.692	0
	12/31/2013	16.692	17.206	0
	12/31/2014	17.206	17.335	0
	12/31/2015	17.335	16.620	0
	12/31/2016	16.620	18.224	0
	12/31/2017	18.224	18.944	0
	12/31/2018	18.944	17.974	0
	12/31/2019	17.974	20.107	0
	12/31/2020	20.107	20.727	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2011	14.761	14.866	10
	12/31/2012	14.866	16.558	10
	12/31/2013	16.558	17.060	8
	12/31/2014	17.060	17.179	8
	12/31/2015	17.179	16.463	8
	12/31/2016	16.463	18.042	7
	12/31/2017	18.042	18.745	8
	12/31/2018	18.745	17.777	8
	12/31/2019	17.777	19.876	8
	12/31/2020	19.876	20.479	8
2.65%
	12/31/2011	14.703	14.801	4
	12/31/2012	14.801	16.477	19
	12/31/2013	16.477	16.968	14
	12/31/2014	16.968	17.078	3
	12/31/2015	17.078	16.358	3
	12/31/2016	16.358	17.918	10
	12/31/2017	17.918	18.607	9
	12/31/2018	18.607	17.637	3
	12/31/2019	17.637	19.710	4
	12/31/2020	19.710	20.298	4
2.70%
	12/31/2011	14.623	14.713	8
	12/31/2012	14.713	16.371	11
	12/31/2013	16.371	16.850	1
	12/31/2014	16.850	16.951	0
	12/31/2015	16.951	16.228	0
	12/31/2016	16.228	17.767	2
	12/31/2017	17.767	18.441	4
	12/31/2018	18.441	17.471	3
	12/31/2019	17.471	19.514	0
	12/31/2020	19.514	20.086	0
2.75%
	12/31/2011	14.542	14.624	10
	12/31/2012	14.624	16.264	13
	12/31/2013	16.264	16.731	10
	12/31/2014	16.731	16.823	6
	12/31/2015	16.823	16.097	6
	12/31/2016	16.097	17.615	4
	12/31/2017	17.615	18.275	4
	12/31/2018	18.275	17.304	4
	12/31/2019	17.304	19.318	4
	12/31/2020	19.318	19.875	3
2.80%
	12/31/2011	14.464	14.539	1
	12/31/2012	14.539	16.161	11
	12/31/2013	16.161	16.617	5
	12/31/2014	16.617	16.700	1
	12/31/2015	16.700	15.972	1
	12/31/2016	15.972	17.469	3
	12/31/2017	17.469	18.114	4
	12/31/2018	18.114	17.143	1
	12/31/2019	17.143	19.129	1
	12/31/2020	19.129	19.670	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2011	14.385	14.452	7
	12/31/2012	14.452	16.057	6
	12/31/2013	16.057	16.502	7
	12/31/2014	16.502	16.576	1
	12/31/2015	16.576	15.845	1
	12/31/2016	15.845	17.322	1
	12/31/2017	17.322	17.952	1
	12/31/2018	17.952	16.982	1
	12/31/2019	16.982	18.939	0
	12/31/2020	18.939	19.465	0
2.90%
	12/31/2011	14.307	14.366	3
	12/31/2012	14.366	15.953	3
	12/31/2013	15.953	16.387	4
	12/31/2014	16.387	16.452	5
	12/31/2015	16.452	15.719	5
	12/31/2016	15.719	17.176	5
	12/31/2017	17.176	17.792	3
	12/31/2018	17.792	16.822	3
	12/31/2019	16.822	18.752	3
	12/31/2020	18.752	19.263	3
2.95%
	12/31/2013	N/A	16.274	0
	12/31/2014	16.274	16.330	0
	12/31/2015	16.330	15.595	0
	12/31/2016	15.595	17.031	0
	12/31/2017	17.031	17.633	0
	12/31/2018	17.633	16.663	0
	12/31/2019	16.663	18.566	0
	12/31/2020	18.566	19.062	0
3.00%
	12/31/2011	14.152	14.196	1
	12/31/2012	14.196	15.748	1
	12/31/2013	15.748	16.161	4
	12/31/2014	16.161	16.209	4
	12/31/2015	16.209	15.471	2
	12/31/2016	15.471	16.888	3
	12/31/2017	16.888	17.476	3
	12/31/2018	17.476	16.506	13
	12/31/2019	16.506	18.382	11
	12/31/2020	18.382	18.864	11
3.05%
	12/31/2011	14.114	14.151	1
	12/31/2012	14.151	15.691	1
	12/31/2013	15.691	16.048	1
	12/31/2014	16.048	16.088	1
	12/31/2015	16.088	15.348	1
	12/31/2016	15.348	16.745	1
	12/31/2017	16.745	17.320	4
	12/31/2018	17.320	16.351	3
	12/31/2019	16.351	18.199	2
	12/31/2020	18.199	18.667	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2013	N/A	15.937	11
	12/31/2014	15.937	15.968	14
	12/31/2015	15.968	15.226	13
	12/31/2016	15.226	16.604	13
	12/31/2017	16.604	17.165	13
	12/31/2018	17.165	16.197	3
	12/31/2019	16.197	18.019	3
	12/31/2020	18.019	18.473	3
3.15%
	12/31/2011	13.922	13.945	1
	12/31/2012	13.945	15.446	1
	12/31/2013	15.446	15.826	0
	12/31/2014	15.826	15.850	0
	12/31/2015	15.850	15.106	0
	12/31/2016	15.106	16.464	0
	12/31/2017	16.464	17.012	0
	12/31/2018	17.012	16.044	0
	12/31/2019	16.044	17.840	0
	12/31/2020	17.840	18.280	0
3.20%
	12/31/2013	N/A	15.478	0
	12/31/2014	15.478	15.492	0
	12/31/2015	15.492	14.758	0
	12/31/2016	14.758	16.077	0
	12/31/2017	16.077	16.604	0
	12/31/2018	16.604	15.651	0
	12/31/2019	15.651	17.395	0
	12/31/2020	17.395	17.815	0
3.25%
	12/31/2013	N/A	15.356	0
	12/31/2014	15.356	15.364	5
	12/31/2015	15.364	14.628	4
	12/31/2016	14.628	15.927	4
	12/31/2017	15.927	16.441	4
	12/31/2018	16.441	15.490	4
	12/31/2019	15.490	17.207	2
	12/31/2020	17.207	17.614	2
3.30%
	12/31/2011	13.767	13.769	0
	12/31/2012	13.769	15.228	0
	12/31/2013	15.228	15.580	0
	12/31/2014	15.580	15.580	0
	12/31/2015	15.580	14.826	0
	12/31/2016	14.826	16.135	0
	12/31/2017	16.135	16.647	0
	12/31/2018	16.647	15.677	0
	12/31/2019	15.677	17.405	0
	12/31/2020	17.405	17.808	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	14.999	1
	12/31/2014	14.999	14.984	2
	12/31/2015	14.984	14.244	0
	12/31/2016	14.244	15.487	2
	12/31/2017	15.487	15.962	2
	12/31/2018	15.962	15.016	0
	12/31/2019	15.016	16.656	0
	12/31/2020	16.656	17.024	0
3.45%
	12/31/2013	N/A	14.882	0
	12/31/2014	14.882	14.859	0
	12/31/2015	14.859	14.119	0
	12/31/2016	14.119	15.343	0
	12/31/2017	15.343	15.806	0
	12/31/2018	15.806	14.862	0
	12/31/2019	14.862	16.476	0
	12/31/2020	16.476	16.832	0
3.55%
	12/31/2013	N/A	14.650	0
	12/31/2014	14.650	14.613	0
	12/31/2015	14.613	13.871	0
	12/31/2016	13.871	15.058	0
	12/31/2017	15.058	15.498	0
	12/31/2018	15.498	14.557	0
	12/31/2019	14.557	16.122	0
	12/31/2020	16.122	16.454	0
PIMCO VIT Long-Term U.S. Government Portfolio
1.65%
	12/31/2017	N/A	26.999	0
	12/31/2018	26.999	25.924	1
	12/31/2019	25.924	28.903	1
	12/31/2020	28.903	33.378	1
1.70%
	12/31/2017	N/A	26.748	0
	12/31/2018	26.748	25.671	0
	12/31/2019	25.671	28.605	0
	12/31/2020	28.605	33.018	0
1.75%
	12/31/2017	N/A	26.499	0
	12/31/2018	26.499	25.419	0
	12/31/2019	25.419	28.311	0
	12/31/2020	28.311	32.662	0
1.80%
	12/31/2017	N/A	26.253	0
	12/31/2018	26.253	25.170	0
	12/31/2019	25.170	28.020	2
	12/31/2020	28.020	32.310	2
1.90%
	12/31/2017	N/A	25.767	0
	12/31/2018	25.767	24.679	1
	12/31/2019	24.679	27.446	0
	12/31/2020	27.446	31.617	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2017	N/A	25.527	0
	12/31/2018	25.527	24.438	0
	12/31/2019	24.438	27.163	0
	12/31/2020	27.163	31.276	0
2.05%
	12/31/2017	N/A	25.055	0
	12/31/2018	25.055	23.961	0
	12/31/2019	23.961	26.607	0
	12/31/2020	26.607	30.605	0
2.10%
	12/31/2017	N/A	24.822	0
	12/31/2018	24.822	23.727	0
	12/31/2019	23.727	26.333	0
	12/31/2020	26.333	30.274	0
2.15%
	12/31/2017	N/A	24.591	0
	12/31/2018	24.591	23.494	0
	12/31/2019	23.494	26.062	0
	12/31/2020	26.062	29.948	0
2.20%
	12/31/2017	N/A	24.362	0
	12/31/2018	24.362	23.264	0
	12/31/2019	23.264	25.794	0
	12/31/2020	25.794	29.625	0
2.25%
	12/31/2017	N/A	24.136	0
	12/31/2018	24.136	23.036	0
	12/31/2019	23.036	25.529	0
	12/31/2020	25.529	29.305	0
2.30%
	12/31/2017	N/A	23.911	0
	12/31/2018	23.911	22.810	0
	12/31/2019	22.810	25.266	0
	12/31/2020	25.266	28.989	0
2.35%
	12/31/2017	N/A	23.689	0
	12/31/2018	23.689	22.587	0
	12/31/2019	22.587	25.006	0
	12/31/2020	25.006	28.677	0
2.45%
	12/31/2017	N/A	23.251	0
	12/31/2018	23.251	22.147	0
	12/31/2019	22.147	24.494	0
	12/31/2020	24.494	28.061	0
2.50%
	12/31/2017	N/A	23.034	0
	12/31/2018	23.034	21.930	0
	12/31/2019	21.930	24.242	0
	12/31/2020	24.242	27.759	0
2.60%
	12/31/2017	N/A	22.608	0
	12/31/2018	22.608	21.502	0
	12/31/2019	21.502	23.746	0
	12/31/2020	23.746	27.163	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2017	N/A	21.983	0
	12/31/2018	21.983	20.877	0
	12/31/2019	20.877	23.020	0
	12/31/2020	23.020	26.293	0
PIMCO VIT Real Return Portfolio
1.65%
	12/31/2011	13.791	15.150	199
	12/31/2012	15.150	16.206	299
	12/31/2013	16.206	14.472	271
	12/31/2014	14.472	14.676	251
	12/31/2015	14.676	14.045	225
	12/31/2016	14.045	14.534	218
	12/31/2017	14.534	14.820	202
	12/31/2018	14.820	14.254	176
	12/31/2019	14.254	15.205	154
	12/31/2020	15.205	16.708	139
1.70%
	12/31/2011	13.738	15.085	139
	12/31/2012	15.085	16.128	240
	12/31/2013	16.128	14.395	301
	12/31/2014	14.395	14.591	300
	12/31/2015	14.591	13.957	318
	12/31/2016	13.957	14.435	320
	12/31/2017	14.435	14.711	328
	12/31/2018	14.711	14.143	304
	12/31/2019	14.143	15.079	254
	12/31/2020	15.079	16.561	204
1.75%
	12/31/2011	13.674	15.007	5
	12/31/2012	15.007	16.037	6
	12/31/2013	16.037	14.307	8
	12/31/2014	14.307	14.494	8
	12/31/2015	14.494	13.857	8
	12/31/2016	13.857	14.325	9
	12/31/2017	14.325	14.592	9
	12/31/2018	14.592	14.021	9
	12/31/2019	14.021	14.942	9
	12/31/2020	14.942	16.402	8
1.80%
	12/31/2011	13.633	14.954	43
	12/31/2012	14.954	15.973	42
	12/31/2013	15.973	14.242	48
	12/31/2014	14.242	14.421	32
	12/31/2015	14.421	13.781	29
	12/31/2016	13.781	14.239	25
	12/31/2017	14.239	14.497	33
	12/31/2018	14.497	13.923	31
	12/31/2019	13.923	14.829	14
	12/31/2020	14.829	16.271	24

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	13.472	14.763	186
	12/31/2012	14.763	15.752	216
	12/31/2013	15.752	14.031	134
	12/31/2014	14.031	14.194	131
	12/31/2015	14.194	13.550	128
	12/31/2016	13.550	13.986	130
	12/31/2017	13.986	14.225	118
	12/31/2018	14.225	13.649	115
	12/31/2019	13.649	14.523	115
	12/31/2020	14.523	15.918	104
1.95%
	12/31/2011	13.477	14.761	94
	12/31/2012	14.761	15.743	154
	12/31/2013	15.743	14.015	162
	12/31/2014	14.015	14.171	141
	12/31/2015	14.171	13.521	122
	12/31/2016	13.521	13.949	122
	12/31/2017	13.949	14.181	98
	12/31/2018	14.181	13.599	88
	12/31/2019	13.599	14.463	70
	12/31/2020	14.463	15.845	64
2.05%
	12/31/2011	13.374	14.633	10
	12/31/2012	14.633	15.591	12
	12/31/2013	15.591	13.867	12
	12/31/2014	13.867	14.006	12
	12/31/2015	14.006	13.351	11
	12/31/2016	13.351	13.760	8
	12/31/2017	13.760	13.974	8
	12/31/2018	13.974	13.388	8
	12/31/2019	13.388	14.224	8
	12/31/2020	14.224	15.567	7
2.10%
	12/31/2011	13.322	14.570	51
	12/31/2012	14.570	15.516	50
	12/31/2013	15.516	13.793	51
	12/31/2014	13.793	13.925	36
	12/31/2015	13.925	13.266	31
	12/31/2016	13.266	13.666	26
	12/31/2017	13.666	13.872	28
	12/31/2018	13.872	13.283	24
	12/31/2019	13.283	14.106	23
	12/31/2020	14.106	15.430	23
2.15%
	12/31/2011	13.271	14.507	1
	12/31/2012	14.507	15.441	2
	12/31/2013	15.441	13.719	2
	12/31/2014	13.719	13.844	1
	12/31/2015	13.844	13.183	1
	12/31/2016	13.183	13.573	1
	12/31/2017	13.573	13.771	1
	12/31/2018	13.771	13.179	0
	12/31/2019	13.179	13.988	0
	12/31/2020	13.988	15.294	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2011	13.165	14.383	4
	12/31/2012	14.383	15.301	6
	12/31/2013	15.301	13.589	9
	12/31/2014	13.589	13.705	7
	12/31/2015	13.705	13.044	2
	12/31/2016	13.044	13.424	2
	12/31/2017	13.424	13.613	2
	12/31/2018	13.613	13.021	2
	12/31/2019	13.021	13.814	2
	12/31/2020	13.814	15.096	2
2.25%
	12/31/2011	13.170	14.382	13
	12/31/2012	14.382	15.292	20
	12/31/2013	15.292	13.573	9
	12/31/2014	13.573	13.683	9
	12/31/2015	13.683	13.016	8
	12/31/2016	13.016	13.388	8
	12/31/2017	13.388	13.570	8
	12/31/2018	13.570	12.974	7
	12/31/2019	12.974	13.757	8
	12/31/2020	13.757	15.026	8
2.30%
	12/31/2011	13.119	14.319	6
	12/31/2012	14.319	15.218	5
	12/31/2013	15.218	13.501	6
	12/31/2014	13.501	13.603	6
	12/31/2015	13.603	12.934	5
	12/31/2016	12.934	13.297	5
	12/31/2017	13.297	13.471	6
	12/31/2018	13.471	12.873	6
	12/31/2019	12.873	13.643	5
	12/31/2020	13.643	14.894	4
2.35%
	12/31/2011	13.069	14.257	46
	12/31/2012	14.257	15.145	47
	12/31/2013	15.145	13.429	23
	12/31/2014	13.429	13.524	15
	12/31/2015	13.524	12.852	11
	12/31/2016	12.852	13.207	10
	12/31/2017	13.207	13.372	6
	12/31/2018	13.372	12.772	5
	12/31/2019	12.772	13.529	4
	12/31/2020	13.529	14.763	4
2.40%
	12/31/2011	13.019	14.196	17
	12/31/2012	14.196	15.071	15
	12/31/2013	15.071	13.358	19
	12/31/2014	13.358	13.445	4
	12/31/2015	13.445	12.771	4
	12/31/2016	12.771	13.117	3
	12/31/2017	13.117	13.275	3
	12/31/2018	13.275	12.673	3
	12/31/2019	12.673	13.417	3
	12/31/2020	13.417	14.633	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2011	12.969	14.134	3
	12/31/2012	14.134	14.999	3
	12/31/2013	14.999	13.287	2
	12/31/2014	13.287	13.367	2
	12/31/2015	13.367	12.690	3
	12/31/2016	12.690	13.027	3
	12/31/2017	13.027	13.178	1
	12/31/2018	13.178	12.574	1
	12/31/2019	12.574	13.305	1
	12/31/2020	13.305	14.504	1
2.50%
	12/31/2011	12.920	14.073	9
	12/31/2012	14.073	14.926	9
	12/31/2013	14.926	13.216	9
	12/31/2014	13.216	13.289	5
	12/31/2015	13.289	12.610	4
	12/31/2016	12.610	12.938	3
	12/31/2017	12.938	13.081	3
	12/31/2018	13.081	12.475	3
	12/31/2019	12.475	13.195	3
	12/31/2020	13.195	14.376	2
2.55%
	12/31/2011	12.870	14.012	3
	12/31/2012	14.012	14.854	3
	12/31/2013	14.854	13.145	1
	12/31/2014	13.145	13.212	0
	12/31/2015	13.212	12.531	0
	12/31/2016	12.531	12.850	0
	12/31/2017	12.850	12.986	0
	12/31/2018	12.986	12.378	0
	12/31/2019	12.378	13.085	0
	12/31/2020	13.085	14.249	0
2.60%
	12/31/2011	12.767	13.893	40
	12/31/2012	13.893	14.720	21
	12/31/2013	14.720	13.020	30
	12/31/2014	13.020	13.079	32
	12/31/2015	13.079	12.399	30
	12/31/2016	12.399	12.709	31
	12/31/2017	12.709	12.836	24
	12/31/2018	12.836	12.230	19
	12/31/2019	12.230	12.922	15
	12/31/2020	12.922	14.065	13
2.65%
	12/31/2011	12.772	13.891	14
	12/31/2012	13.891	14.711	13
	12/31/2013	14.711	13.006	15
	12/31/2014	13.006	13.058	9
	12/31/2015	13.058	12.373	9
	12/31/2016	12.373	12.675	9
	12/31/2017	12.675	12.796	10
	12/31/2018	12.796	12.185	1
	12/31/2019	12.185	12.869	1
	12/31/2020	12.869	14.000	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2011	12.723	13.831	2
	12/31/2012	13.831	14.640	2
	12/31/2013	14.640	12.936	3
	12/31/2014	12.936	12.982	3
	12/31/2015	12.982	12.294	3
	12/31/2016	12.294	12.589	6
	12/31/2017	12.589	12.703	8
	12/31/2018	12.703	12.090	8
	12/31/2019	12.090	12.762	4
	12/31/2020	12.762	13.876	1
2.75%
	12/31/2011	12.621	13.713	17
	12/31/2012	13.713	14.508	15
	12/31/2013	14.508	12.813	8
	12/31/2014	12.813	12.852	9
	12/31/2015	12.852	12.165	9
	12/31/2016	12.165	12.451	4
	12/31/2017	12.451	12.557	6
	12/31/2018	12.557	11.945	8
	12/31/2019	11.945	12.603	7
	12/31/2020	12.603	13.696	7
2.80%
	12/31/2011	12.625	13.712	12
	12/31/2012	13.712	14.499	10
	12/31/2013	14.499	12.799	10
	12/31/2014	12.799	12.831	10
	12/31/2015	12.831	12.140	9
	12/31/2016	12.140	12.418	8
	12/31/2017	12.418	12.518	9
	12/31/2018	12.518	11.902	4
	12/31/2019	11.902	12.551	4
	12/31/2020	12.551	13.633	3
2.85%
	12/31/2011	12.577	13.652	13
	12/31/2012	13.652	14.429	12
	12/31/2013	14.429	12.731	13
	12/31/2014	12.731	12.757	10
	12/31/2015	12.757	12.063	11
	12/31/2016	12.063	12.333	10
	12/31/2017	12.333	12.426	9
	12/31/2018	12.426	11.809	8
	12/31/2019	11.809	12.446	7
	12/31/2020	12.446	13.513	7
2.90%
	12/31/2011	12.476	13.536	4
	12/31/2012	13.536	14.299	2
	12/31/2013	14.299	12.610	2
	12/31/2014	12.610	12.629	9
	12/31/2015	12.629	11.936	7
	12/31/2016	11.936	12.198	5
	12/31/2017	12.198	12.283	4
	12/31/2018	12.283	11.667	3
	12/31/2019	11.667	12.291	3
	12/31/2020	12.291	13.338	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2013	N/A	12.596	0
	12/31/2014	12.596	12.608	0
	12/31/2015	12.608	11.911	0
	12/31/2016	11.911	12.166	0
	12/31/2017	12.166	12.245	0
	12/31/2018	12.245	11.625	0
	12/31/2019	11.625	12.240	0
	12/31/2020	12.240	13.276	0
3.00%
	12/31/2011	12.433	13.476	0
	12/31/2012	13.476	14.221	0
	12/31/2013	14.221	12.529	4
	12/31/2014	12.529	12.535	4
	12/31/2015	12.535	11.835	4
	12/31/2016	11.835	12.083	3
	12/31/2017	12.083	12.156	2
	12/31/2018	12.156	11.534	2
	12/31/2019	11.534	12.139	2
	12/31/2020	12.139	13.159	2
3.05%
	12/31/2011	12.333	13.361	1
	12/31/2012	13.361	14.093	1
	12/31/2013	14.093	12.409	3
	12/31/2014	12.409	12.410	3
	12/31/2015	12.410	11.711	3
	12/31/2016	11.711	11.950	3
	12/31/2017	11.950	12.016	3
	12/31/2018	12.016	11.396	3
	12/31/2019	11.396	11.987	3
	12/31/2020	11.987	12.989	3
3.10%
	12/31/2013	N/A	12.395	0
	12/31/2014	12.395	12.389	2
	12/31/2015	12.389	11.686	2
	12/31/2016	11.686	11.919	2
	12/31/2017	11.919	11.978	2
	12/31/2018	11.978	11.355	3
	12/31/2019	11.355	11.938	3
	12/31/2020	11.938	12.929	3
3.15%
	12/31/2011	12.291	13.302	1
	12/31/2012	13.302	14.016	1
	12/31/2013	14.016	12.329	0
	12/31/2014	12.329	12.317	3
	12/31/2015	12.317	11.612	3
	12/31/2016	11.612	11.837	3
	12/31/2017	11.837	11.891	3
	12/31/2018	11.891	11.266	3
	12/31/2019	11.266	11.839	3
	12/31/2020	11.839	12.815	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	16.384	0
	12/31/2014	16.384	16.360	0
	12/31/2015	16.360	15.416	0
	12/31/2016	15.416	15.706	0
	12/31/2017	15.706	15.769	0
	12/31/2018	15.769	14.933	0
	12/31/2019	14.933	15.685	0
	12/31/2020	15.685	16.969	0
3.25%
	12/31/2013	N/A	16.267	1
	12/31/2014	16.267	16.235	1
	12/31/2015	16.235	15.291	1
	12/31/2016	15.291	15.571	1
	12/31/2017	15.571	15.626	1
	12/31/2018	15.626	14.790	1
	12/31/2019	14.790	15.526	1
	12/31/2020	15.526	16.789	0
3.30%
	12/31/2011	12.150	13.130	0
	12/31/2012	13.130	13.814	0
	12/31/2013	13.814	12.133	0
	12/31/2014	12.133	12.103	0
	12/31/2015	12.103	11.394	1
	12/31/2016	11.394	11.597	1
	12/31/2017	11.597	11.632	1
	12/31/2018	11.632	11.004	1
	12/31/2019	11.004	11.546	1
	12/31/2020	11.546	12.479	0
3.40%
	12/31/2013	N/A	15.922	1
	12/31/2014	15.922	15.867	2
	12/31/2015	15.867	14.922	0
	12/31/2016	14.922	15.173	0
	12/31/2017	15.173	15.203	0
	12/31/2018	15.203	14.368	0
	12/31/2019	14.368	15.061	0
	12/31/2020	15.061	16.262	0
3.45%
	12/31/2013	N/A	15.809	0
	12/31/2014	15.809	15.746	0
	12/31/2015	15.746	14.801	0
	12/31/2016	14.801	15.042	0
	12/31/2017	15.042	15.065	0
	12/31/2018	15.065	14.231	0
	12/31/2019	14.231	14.909	0
	12/31/2020	14.909	16.090	0
3.55%
	12/31/2013	N/A	15.585	0
	12/31/2014	15.585	15.508	0
	12/31/2015	15.508	14.562	0
	12/31/2016	14.562	14.784	0
	12/31/2017	14.784	14.792	0
	12/31/2018	14.792	13.959	0
	12/31/2019	13.959	14.610	0
	12/31/2020	14.610	15.751	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
1.65%
	12/31/2011	10.274	9.630	111
	12/31/2012	9.630	10.397	107
	12/31/2013	10.397	12.189	86
	12/31/2014	12.189	12.098	74
	12/31/2015	12.098	10.827	31
	12/31/2016	10.827	11.475	24
	12/31/2017	11.475	13.883	16
	12/31/2018	13.883	12.188	16
	12/31/2019	12.188	15.289	12
	12/31/2020	15.289	16.998	5
1.70%
	12/31/2011	10.273	9.624	36
	12/31/2012	9.624	10.385	41
	12/31/2013	10.385	12.170	46
	12/31/2014	12.170	12.073	38
	12/31/2015	12.073	10.799	36
	12/31/2016	10.799	11.440	24
	12/31/2017	11.440	13.833	20
	12/31/2018	13.833	12.138	12
	12/31/2019	12.138	15.218	10
	12/31/2020	15.218	16.911	7
1.75%
	12/31/2011	10.272	9.618	1
	12/31/2012	9.618	10.374	1
	12/31/2013	10.374	12.150	1
	12/31/2014	12.150	12.048	0
	12/31/2015	12.048	10.771	0
	12/31/2016	10.771	11.404	0
	12/31/2017	11.404	13.783	0
	12/31/2018	13.783	12.088	0
	12/31/2019	12.088	15.148	0
	12/31/2020	15.148	16.825	0
1.80%
	12/31/2011	10.271	9.612	61
	12/31/2012	9.612	10.362	60
	12/31/2013	10.362	12.131	46
	12/31/2014	12.131	12.022	50
	12/31/2015	12.022	10.743	40
	12/31/2016	10.743	11.369	31
	12/31/2017	11.369	13.734	27
	12/31/2018	13.734	12.039	25
	12/31/2019	12.039	15.079	19
	12/31/2020	15.079	16.739	18
1.90%
	12/31/2011	10.269	9.601	8
	12/31/2012	9.601	10.339	8
	12/31/2013	10.339	12.092	7
	12/31/2014	12.092	11.972	23
	12/31/2015	11.972	10.687	4
	12/31/2016	10.687	11.298	4
	12/31/2017	11.298	13.635	2
	12/31/2018	13.635	11.940	2
	12/31/2019	11.940	14.940	1
	12/31/2020	14.940	16.569	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	10.268	9.595	73
	12/31/2012	9.595	10.328	57
	12/31/2013	10.328	12.072	44
	12/31/2014	12.072	11.946	41
	12/31/2015	11.946	10.659	37
	12/31/2016	10.659	11.263	31
	12/31/2017	11.263	13.586	25
	12/31/2018	13.586	11.891	22
	12/31/2019	11.891	14.872	20
	12/31/2020	14.872	16.485	19
2.05%
	12/31/2011	10.266	9.583	18
	12/31/2012	9.583	10.305	18
	12/31/2013	10.305	12.034	15
	12/31/2014	12.034	11.896	15
	12/31/2015	11.896	10.604	12
	12/31/2016	10.604	11.194	10
	12/31/2017	11.194	13.488	8
	12/31/2018	13.488	11.794	7
	12/31/2019	11.794	14.735	7
	12/31/2020	14.735	16.317	7
2.10%
	12/31/2011	10.264	9.577	101
	12/31/2012	9.577	10.294	90
	12/31/2013	10.294	12.014	76
	12/31/2014	12.014	11.871	34
	12/31/2015	11.871	10.576	29
	12/31/2016	10.576	11.159	28
	12/31/2017	11.159	13.440	26
	12/31/2018	13.440	11.746	25
	12/31/2019	11.746	14.667	22
	12/31/2020	14.667	16.234	12
2.15%
	12/31/2011	10.263	9.572	1
	12/31/2012	9.572	10.282	1
	12/31/2013	10.282	11.995	1
	12/31/2014	11.995	11.846	1
	12/31/2015	11.846	10.549	1
	12/31/2016	10.549	11.124	1
	12/31/2017	11.124	13.391	1
	12/31/2018	13.391	11.697	1
	12/31/2019	11.697	14.600	1
	12/31/2020	14.600	16.151	1
2.20%
	12/31/2011	10.262	9.566	21
	12/31/2012	9.566	10.271	18
	12/31/2013	10.271	11.976	17
	12/31/2014	11.976	11.821	9
	12/31/2015	11.821	10.521	6
	12/31/2016	10.521	11.090	2
	12/31/2017	11.090	13.343	2
	12/31/2018	13.343	11.649	2
	12/31/2019	11.649	14.533	2
	12/31/2020	14.533	16.069	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	10.261	9.560	35
	12/31/2012	9.560	10.259	30
	12/31/2013	10.259	11.957	25
	12/31/2014	11.957	11.796	14
	12/31/2015	11.796	10.494	12
	12/31/2016	10.494	11.055	12
	12/31/2017	11.055	13.295	10
	12/31/2018	13.295	11.602	9
	12/31/2019	11.602	14.466	5
	12/31/2020	14.466	15.987	4
2.30%
	12/31/2011	10.260	9.554	11
	12/31/2012	9.554	10.248	10
	12/31/2013	10.248	11.937	6
	12/31/2014	11.937	11.772	6
	12/31/2015	11.772	10.467	5
	12/31/2016	10.467	11.021	5
	12/31/2017	11.021	13.247	3
	12/31/2018	13.247	11.554	3
	12/31/2019	11.554	14.399	3
	12/31/2020	14.399	15.905	3
2.35%
	12/31/2011	10.259	9.549	44
	12/31/2012	9.549	10.237	39
	12/31/2013	10.237	11.918	33
	12/31/2014	11.918	11.747	19
	12/31/2015	11.747	10.439	16
	12/31/2016	10.439	10.987	15
	12/31/2017	10.987	13.200	13
	12/31/2018	13.200	11.507	9
	12/31/2019	11.507	14.333	7
	12/31/2020	14.333	15.824	6
2.40%
	12/31/2011	10.258	9.543	9
	12/31/2012	9.543	10.225	8
	12/31/2013	10.225	11.899	8
	12/31/2014	11.899	11.722	5
	12/31/2015	11.722	10.412	3
	12/31/2016	10.412	10.953	3
	12/31/2017	10.953	13.152	3
	12/31/2018	13.152	11.460	3
	12/31/2019	11.460	14.267	3
	12/31/2020	14.267	15.744	1
2.45%
	12/31/2011	10.257	9.537	11
	12/31/2012	9.537	10.214	11
	12/31/2013	10.214	11.880	10
	12/31/2014	11.880	11.697	9
	12/31/2015	11.697	10.385	9
	12/31/2016	10.385	10.919	9
	12/31/2017	10.919	13.105	5
	12/31/2018	13.105	11.413	0
	12/31/2019	11.413	14.202	0
	12/31/2020	14.202	15.663	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	10.256	9.531	14
	12/31/2012	9.531	10.203	15
	12/31/2013	10.203	11.861	12
	12/31/2014	11.861	11.673	4
	12/31/2015	11.673	10.358	2
	12/31/2016	10.358	10.885	2
	12/31/2017	10.885	13.058	1
	12/31/2018	13.058	11.366	1
	12/31/2019	11.366	14.136	1
	12/31/2020	14.136	15.583	1
2.55%
	12/31/2011	10.255	9.525	6
	12/31/2012	9.525	10.192	6
	12/31/2013	10.192	11.842	3
	12/31/2014	11.842	11.648	1
	12/31/2015	11.648	10.331	1
	12/31/2016	10.331	10.851	1
	12/31/2017	10.851	13.011	1
	12/31/2018	13.011	11.319	1
	12/31/2019	11.319	14.071	1
	12/31/2020	14.071	15.504	1
2.60%
	12/31/2011	10.254	9.520	25
	12/31/2012	9.520	10.180	25
	12/31/2013	10.180	11.823	29
	12/31/2014	11.823	11.624	61
	12/31/2015	11.624	10.304	45
	12/31/2016	10.304	10.818	39
	12/31/2017	10.818	12.964	35
	12/31/2018	12.964	11.273	28
	12/31/2019	11.273	14.007	24
	12/31/2020	14.007	15.425	21
2.65%
	12/31/2011	10.253	9.514	9
	12/31/2012	9.514	10.169	8
	12/31/2013	10.169	11.804	7
	12/31/2014	11.804	11.599	1
	12/31/2015	11.599	10.277	0
	12/31/2016	10.277	10.784	0
	12/31/2017	10.784	12.917	0
	12/31/2018	12.917	11.227	0
	12/31/2019	11.227	13.942	0
	12/31/2020	13.942	15.346	0
2.70%
	12/31/2011	10.251	9.508	6
	12/31/2012	9.508	10.158	6
	12/31/2013	10.158	11.785	6
	12/31/2014	11.785	11.575	0
	12/31/2015	11.575	10.251	0
	12/31/2016	10.251	10.751	0
	12/31/2017	10.751	12.871	0
	12/31/2018	12.871	11.180	0
	12/31/2019	11.180	13.878	0
	12/31/2020	13.878	15.268	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	10.250	9.502	9
	12/31/2012	9.502	10.146	8
	12/31/2013	10.146	11.758	9
	12/31/2014	11.758	11.543	16
	12/31/2015	11.543	10.217	16
	12/31/2016	10.217	10.710	15
	12/31/2017	10.710	12.816	11
	12/31/2018	12.816	11.127	10
	12/31/2019	11.127	13.805	9
	12/31/2020	13.805	15.180	8
2.80%
	12/31/2011	10.249	9.497	4
	12/31/2012	9.497	10.135	4
	12/31/2013	10.135	11.747	3
	12/31/2014	11.747	11.526	2
	12/31/2015	11.526	10.197	1
	12/31/2016	10.197	10.684	1
	12/31/2017	10.684	12.778	0
	12/31/2018	12.778	11.089	0
	12/31/2019	11.089	13.751	0
	12/31/2020	13.751	15.113	0
2.85%
	12/31/2011	10.248	9.491	0
	12/31/2012	9.491	10.124	0
	12/31/2013	10.124	11.715	2
	12/31/2014	11.715	11.489	9
	12/31/2015	11.489	10.159	10
	12/31/2016	10.159	10.639	5
	12/31/2017	10.639	12.718	5
	12/31/2018	12.718	11.031	8
	12/31/2019	11.031	13.672	8
	12/31/2020	13.672	15.019	7
2.90%
	12/31/2011	10.247	9.485	11
	12/31/2012	9.485	10.113	10
	12/31/2013	10.113	11.694	9
	12/31/2014	11.694	11.462	11
	12/31/2015	11.462	10.130	12
	12/31/2016	10.130	10.603	11
	12/31/2017	10.603	12.669	9
	12/31/2018	12.669	10.983	8
	12/31/2019	10.983	13.606	6
	12/31/2020	13.606	14.939	5
2.95%
	12/31/2013	N/A	11.672	0
	12/31/2014	11.672	11.435	0
	12/31/2015	11.435	10.102	0
	12/31/2016	10.102	10.568	0
	12/31/2017	10.568	12.621	0
	12/31/2018	12.621	10.936	0
	12/31/2019	10.936	13.541	0
	12/31/2020	13.541	14.859	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	10.245	9.474	4
	12/31/2012	9.474	10.090	4
	12/31/2013	10.090	11.651	4
	12/31/2014	11.651	11.409	8
	12/31/2015	11.409	10.073	7
	12/31/2016	10.073	10.533	7
	12/31/2017	10.533	12.572	6
	12/31/2018	12.572	10.888	4
	12/31/2019	10.888	13.475	4
	12/31/2020	13.475	14.780	2
3.05%
	12/31/2011	10.244	9.468	0
	12/31/2012	9.468	10.079	0
	12/31/2013	10.079	11.469	1
	12/31/2014	11.469	11.225	3
	12/31/2015	11.225	9.906	3
	12/31/2016	9.906	10.353	3
	12/31/2017	10.353	12.352	2
	12/31/2018	12.352	10.692	2
	12/31/2019	10.692	13.226	2
	12/31/2020	13.226	14.499	2
3.10%
	12/31/2013	N/A	11.448	1
	12/31/2014	11.448	11.199	2
	12/31/2015	11.199	9.878	2
	12/31/2016	9.878	10.319	2
	12/31/2017	10.319	12.304	2
	12/31/2018	12.304	10.646	4
	12/31/2019	10.646	13.162	3
	12/31/2020	13.162	14.422	3
3.15%
	12/31/2011	10.242	9.457	0
	12/31/2012	9.457	10.057	0
	12/31/2013	10.057	11.427	0
	12/31/2014	11.427	11.172	6
	12/31/2015	11.172	9.850	5
	12/31/2016	9.850	10.284	5
	12/31/2017	10.284	12.257	5
	12/31/2018	12.257	10.599	5
	12/31/2019	10.599	13.098	4
	12/31/2020	13.098	14.345	4
3.20%
	12/31/2013	N/A	11.405	0
	12/31/2014	11.405	11.146	0
	12/31/2015	11.146	9.822	0
	12/31/2016	9.822	10.249	0
	12/31/2017	10.249	12.210	0
	12/31/2018	12.210	10.553	0
	12/31/2019	10.553	13.034	0
	12/31/2020	13.034	14.268	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	11.384	2
	12/31/2014	11.384	11.120	4
	12/31/2015	11.120	9.793	4
	12/31/2016	9.793	10.215	4
	12/31/2017	10.215	12.162	3
	12/31/2018	12.162	10.507	3
	12/31/2019	10.507	12.971	2
	12/31/2020	12.971	14.191	1
3.30%
	12/31/2013	N/A	11.363	0
	12/31/2014	11.363	11.093	2
	12/31/2015	11.093	9.765	1
	12/31/2016	9.765	10.180	1
	12/31/2017	10.180	12.115	1
	12/31/2018	12.115	10.461	1
	12/31/2019	10.461	12.908	1
	12/31/2020	12.908	14.115	1
3.40%
	12/31/2013	N/A	11.320	0
	12/31/2014	11.320	11.041	1
	12/31/2015	11.041	9.710	0
	12/31/2016	9.710	10.112	0
	12/31/2017	10.112	12.022	0
	12/31/2018	12.022	10.370	3
	12/31/2019	10.370	12.783	4
	12/31/2020	12.783	13.964	4
3.45%
	12/31/2013	N/A	11.299	0
	12/31/2014	11.299	11.015	0
	12/31/2015	11.015	9.682	0
	12/31/2016	9.682	10.078	0
	12/31/2017	10.078	11.976	0
	12/31/2018	11.976	10.325	0
	12/31/2019	10.325	12.720	0
	12/31/2020	12.720	13.890	0
3.55%
	12/31/2013	N/A	11.257	0
	12/31/2014	11.257	10.963	0
	12/31/2015	10.963	9.626	0
	12/31/2016	9.626	10.010	0
	12/31/2017	10.010	11.884	0
	12/31/2018	11.884	10.235	0
	12/31/2019	10.235	12.597	0
	12/31/2020	12.597	13.741	0
PIMCO VIT Total Return Portfolio
1.65%
	12/31/2011	18.071	18.418	415
	12/31/2012	18.418	19.855	589
	12/31/2013	19.855	19.147	619
	12/31/2014	19.147	19.640	532
	12/31/2015	19.640	19.406	461
	12/31/2016	19.406	19.600	385
	12/31/2017	19.600	20.229	345
	12/31/2018	20.229	19.791	300
	12/31/2019	19.791	21.096	264
	12/31/2020	21.096	22.547	232

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2011	17.973	18.309	313
	12/31/2012	18.309	19.727	595
	12/31/2013	19.727	19.014	469
	12/31/2014	19.014	19.494	463
	12/31/2015	19.494	19.252	434
	12/31/2016	19.252	19.435	437
	12/31/2017	19.435	20.048	422
	12/31/2018	20.048	19.604	392
	12/31/2019	19.604	20.887	361
	12/31/2020	20.887	22.312	274
1.75%
	12/31/2011	17.392	17.709	61
	12/31/2012	17.709	19.071	58
	12/31/2013	19.071	18.372	46
	12/31/2014	18.372	18.827	21
	12/31/2015	18.827	18.583	21
	12/31/2016	18.583	18.751	15
	12/31/2017	18.751	19.333	15
	12/31/2018	19.333	18.895	11
	12/31/2019	18.895	20.121	10
	12/31/2020	20.121	21.484	9
1.80%
	12/31/2011	17.778	18.092	134
	12/31/2012	18.092	19.474	100
	12/31/2013	19.474	18.751	98
	12/31/2014	18.751	19.205	104
	12/31/2015	19.205	18.948	64
	12/31/2016	18.948	19.109	149
	12/31/2017	19.109	19.692	36
	12/31/2018	19.692	19.237	19
	12/31/2019	19.237	20.475	17
	12/31/2020	20.475	21.850	16
1.90%
	12/31/2011	16.109	16.377	267
	12/31/2012	16.377	17.610	381
	12/31/2013	17.610	16.940	330
	12/31/2014	16.940	17.333	342
	12/31/2015	17.333	17.083	351
	12/31/2016	17.083	17.211	351
	12/31/2017	17.211	17.719	331
	12/31/2018	17.719	17.292	316
	12/31/2019	17.292	18.387	262
	12/31/2020	18.387	19.602	253
1.95%
	12/31/2011	17.489	17.771	254
	12/31/2012	17.771	19.100	358
	12/31/2013	19.100	18.364	326
	12/31/2014	18.364	18.780	301
	12/31/2015	18.780	18.500	304
	12/31/2016	18.500	18.630	288
	12/31/2017	18.630	19.170	272
	12/31/2018	19.170	18.698	259
	12/31/2019	18.698	19.872	224
	12/31/2020	19.872	21.175	192

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	17.299	17.561	27
	12/31/2012	17.561	18.854	31
	12/31/2013	18.854	18.110	27
	12/31/2014	18.110	18.502	28
	12/31/2015	18.502	18.208	25
	12/31/2016	18.208	18.317	24
	12/31/2017	18.317	18.829	17
	12/31/2018	18.829	18.347	17
	12/31/2019	18.347	19.480	15
	12/31/2020	19.480	20.736	14
2.10%
	12/31/2011	17.204	17.456	58
	12/31/2012	17.456	18.733	54
	12/31/2013	18.733	17.984	49
	12/31/2014	17.984	18.364	20
	12/31/2015	18.364	18.064	13
	12/31/2016	18.064	18.163	14
	12/31/2017	18.163	18.661	14
	12/31/2018	18.661	18.175	11
	12/31/2019	18.175	19.287	10
	12/31/2020	19.287	20.520	10
2.15%
	12/31/2011	17.111	17.353	3
	12/31/2012	17.353	18.612	3
	12/31/2013	18.612	17.859	3
	12/31/2014	17.859	18.228	2
	12/31/2015	18.228	17.920	2
	12/31/2016	17.920	18.010	2
	12/31/2017	18.010	18.495	2
	12/31/2018	18.495	18.003	2
	12/31/2019	18.003	19.095	0
	12/31/2020	19.095	20.306	0
2.20%
	12/31/2011	15.635	15.848	15
	12/31/2012	15.848	16.990	16
	12/31/2013	16.990	16.294	11
	12/31/2014	16.294	16.622	15
	12/31/2015	16.622	16.334	9
	12/31/2016	16.334	16.407	10
	12/31/2017	16.407	16.840	13
	12/31/2018	16.840	16.385	15
	12/31/2019	16.385	17.370	5
	12/31/2020	17.370	18.462	5
2.25%
	12/31/2011	16.925	17.147	37
	12/31/2012	17.147	18.373	34
	12/31/2013	18.373	17.612	31
	12/31/2014	17.612	17.958	21
	12/31/2015	17.958	17.637	20
	12/31/2016	17.637	17.707	21
	12/31/2017	17.707	18.166	20
	12/31/2018	18.166	17.666	21
	12/31/2019	17.666	18.718	14
	12/31/2020	18.718	19.886	13

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2011	15.480	15.675	18
	12/31/2012	15.675	16.788	14
	12/31/2013	16.788	16.084	14
	12/31/2014	16.084	16.392	14
	12/31/2015	16.392	16.091	11
	12/31/2016	16.091	16.147	12
	12/31/2017	16.147	16.557	7
	12/31/2018	16.557	16.093	7
	12/31/2019	16.093	17.044	3
	12/31/2020	17.044	18.097	2
2.35%
	12/31/2011	16.741	16.944	170
	12/31/2012	16.944	18.137	157
	12/31/2013	18.137	17.368	112
	12/31/2014	17.368	17.691	67
	12/31/2015	17.691	17.358	53
	12/31/2016	17.358	17.410	45
	12/31/2017	17.410	17.843	39
	12/31/2018	17.843	17.334	35
	12/31/2019	17.334	18.349	33
	12/31/2020	18.349	19.474	30
2.40%
	12/31/2011	16.650	16.843	31
	12/31/2012	16.843	18.020	30
	12/31/2013	18.020	17.248	13
	12/31/2014	17.248	17.560	10
	12/31/2015	17.560	17.221	9
	12/31/2016	17.221	17.263	8
	12/31/2017	17.263	17.684	8
	12/31/2018	17.684	17.171	8
	12/31/2019	17.171	18.167	7
	12/31/2020	18.167	19.271	7
2.45%
	12/31/2011	16.559	16.743	28
	12/31/2012	16.743	17.904	28
	12/31/2013	17.904	17.128	10
	12/31/2014	17.128	17.429	10
	12/31/2015	17.429	17.084	8
	12/31/2016	17.084	17.118	8
	12/31/2017	17.118	17.526	10
	12/31/2018	17.526	17.009	8
	12/31/2019	17.009	17.987	5
	12/31/2020	17.987	19.070	6
2.50%
	12/31/2011	16.469	16.643	26
	12/31/2012	16.643	17.789	30
	12/31/2013	17.789	17.009	10
	12/31/2014	17.009	17.300	9
	12/31/2015	17.300	16.949	6
	12/31/2016	16.949	16.974	2
	12/31/2017	16.974	17.370	0
	12/31/2018	17.370	16.849	0
	12/31/2019	16.849	17.809	0
	12/31/2020	17.809	18.872	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	16.379	16.544	11
	12/31/2012	16.544	17.674	10
	12/31/2013	17.674	16.891	8
	12/31/2014	16.891	17.171	9
	12/31/2015	17.171	16.814	4
	12/31/2016	16.814	16.831	3
	12/31/2017	16.831	17.215	3
	12/31/2018	17.215	16.690	3
	12/31/2019	16.690	17.632	3
	12/31/2020	17.632	18.675	3
2.60%
	12/31/2011	15.025	15.169	38
	12/31/2012	15.169	16.196	37
	12/31/2013	16.196	15.471	42
	12/31/2014	15.471	15.720	48
	12/31/2015	15.720	15.385	45
	12/31/2016	15.385	15.392	45
	12/31/2017	15.392	15.736	41
	12/31/2018	15.736	15.249	41
	12/31/2019	15.249	16.101	32
	12/31/2020	16.101	17.045	31
2.65%
	12/31/2011	16.201	16.348	31
	12/31/2012	16.348	17.447	25
	12/31/2013	17.447	16.658	10
	12/31/2014	16.658	16.917	7
	12/31/2015	16.917	16.549	7
	12/31/2016	16.549	16.548	7
	12/31/2017	16.548	16.909	7
	12/31/2018	16.909	16.377	1
	12/31/2019	16.377	17.284	1
	12/31/2020	17.284	18.288	1
2.70%
	12/31/2011	16.113	16.251	8
	12/31/2012	16.251	17.335	8
	12/31/2013	17.335	16.542	8
	12/31/2014	16.542	16.791	6
	12/31/2015	16.791	16.417	6
	12/31/2016	16.417	16.409	6
	12/31/2017	16.409	16.758	7
	12/31/2018	16.758	16.223	2
	12/31/2019	16.223	17.113	4
	12/31/2020	17.113	18.098	2
2.75%
	12/31/2011	14.802	14.922	35
	12/31/2012	14.922	15.908	32
	12/31/2013	15.908	15.173	28
	12/31/2014	15.173	15.394	28
	12/31/2015	15.394	15.044	26
	12/31/2016	15.044	15.028	25
	12/31/2017	15.028	15.341	27
	12/31/2018	15.341	14.844	22
	12/31/2019	14.844	15.650	17
	12/31/2020	15.650	16.542	14

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2011	15.938	16.059	24
	12/31/2012	16.059	17.112	30
	12/31/2013	17.112	16.313	11
	12/31/2014	16.313	16.542	4
	12/31/2015	16.542	16.158	3
	12/31/2016	16.158	16.133	6
	12/31/2017	16.133	16.461	6
	12/31/2018	16.461	15.919	3
	12/31/2019	15.919	16.775	3
	12/31/2020	16.775	17.723	3
2.85%
	12/31/2011	15.851	15.963	62
	12/31/2012	15.963	17.002	61
	12/31/2013	17.002	16.200	63
	12/31/2014	16.200	16.419	47
	12/31/2015	16.419	16.030	47
	12/31/2016	16.030	15.997	9
	12/31/2017	15.997	16.314	9
	12/31/2018	16.314	15.769	9
	12/31/2019	15.769	16.609	11
	12/31/2020	16.609	17.539	11
2.90%
	12/31/2011	14.582	14.678	38
	12/31/2012	14.678	15.626	51
	12/31/2013	15.626	14.881	23
	12/31/2014	14.881	15.075	16
	12/31/2015	15.075	14.710	15
	12/31/2016	14.710	14.673	13
	12/31/2017	14.673	14.956	11
	12/31/2018	14.956	14.449	14
	12/31/2019	14.449	15.211	12
	12/31/2020	15.211	16.054	16
2.95%
	12/31/2013	N/A	15.976	0
	12/31/2014	15.976	16.176	0
	12/31/2015	16.176	15.776	0
	12/31/2016	15.776	15.729	0
	12/31/2017	15.729	16.024	0
	12/31/2018	16.024	15.473	0
	12/31/2019	15.473	16.281	0
	12/31/2020	16.281	17.175	0
3.00%
	12/31/2011	15.593	15.680	16
	12/31/2012	15.680	16.675	16
	12/31/2013	16.675	15.865	6
	12/31/2014	15.865	16.055	9
	12/31/2015	16.055	15.651	8
	12/31/2016	15.651	15.596	8
	12/31/2017	15.596	15.881	8
	12/31/2018	15.881	15.327	8
	12/31/2019	15.327	16.119	8
	12/31/2020	16.119	16.996	3

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2011	14.366	14.439	55
	12/31/2012	14.439	15.348	59
	12/31/2013	15.348	14.595	21
	12/31/2014	14.595	14.763	11
	12/31/2015	14.763	14.384	7
	12/31/2016	14.384	14.326	6
	12/31/2017	14.326	14.580	4
	12/31/2018	14.580	14.065	6
	12/31/2019	14.065	14.784	5
	12/31/2020	14.784	15.581	5
3.10%
	12/31/2013	N/A	15.646	9
	12/31/2014	15.646	15.818	11
	12/31/2015	15.818	15.404	10
	12/31/2016	15.404	15.334	10
	12/31/2017	15.334	15.599	11
	12/31/2018	15.599	15.040	12
	12/31/2019	15.040	15.801	2
	12/31/2020	15.801	16.644	2
3.15%
	12/31/2011	15.340	15.402	3
	12/31/2012	15.402	16.355	3
	12/31/2013	16.355	15.537	0
	12/31/2014	15.537	15.700	0
	12/31/2015	15.700	15.282	0
	12/31/2016	15.282	15.205	4
	12/31/2017	15.205	15.459	4
	12/31/2018	15.459	14.898	4
	12/31/2019	14.898	15.645	4
	12/31/2020	15.645	16.471	4
3.20%
	12/31/2013	N/A	15.640	0
	12/31/2014	15.640	15.796	0
	12/31/2015	15.796	15.368	0
	12/31/2016	15.368	15.283	0
	12/31/2017	15.283	15.531	0
	12/31/2018	15.531	14.959	0
	12/31/2019	14.959	15.701	0
	12/31/2020	15.701	16.522	0
3.25%
	12/31/2013	N/A	15.515	0
	12/31/2014	15.515	15.662	3
	12/31/2015	15.662	15.230	3
	12/31/2016	15.230	15.138	3
	12/31/2017	15.138	15.376	3
	12/31/2018	15.376	14.803	3
	12/31/2019	14.803	15.529	3
	12/31/2020	15.529	16.333	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2011	14.013	14.049	6
	12/31/2012	14.049	14.896	7
	12/31/2013	14.896	14.130	1
	12/31/2014	14.130	14.256	9
	12/31/2015	14.256	13.856	8
	12/31/2016	13.856	13.765	4
	12/31/2017	13.765	13.975	4
	12/31/2018	13.975	13.447	5
	12/31/2019	13.447	14.100	4
	12/31/2020	14.100	14.822	4
3.40%
	12/31/2013	N/A	15.147	0
	12/31/2014	15.147	15.267	4
	12/31/2015	15.267	14.823	5
	12/31/2016	14.823	14.712	5
	12/31/2017	14.712	14.921	5
	12/31/2018	14.921	14.343	4
	12/31/2019	14.343	15.024	6
	12/31/2020	15.024	15.778	6
3.45%
	12/31/2013	N/A	15.026	0
	12/31/2014	15.026	15.138	0
	12/31/2015	15.138	14.690	0
	12/31/2016	14.690	14.573	0
	12/31/2017	14.573	14.772	0
	12/31/2018	14.772	14.193	0
	12/31/2019	14.193	14.860	0
	12/31/2020	14.860	15.597	0
3.55%
	12/31/2013	N/A	14.787	0
	12/31/2014	14.787	14.882	0
	12/31/2015	14.882	14.428	0
	12/31/2016	14.428	14.298	0
	12/31/2017	14.298	14.479	0
	12/31/2018	14.479	13.898	0
	12/31/2019	13.898	14.536	0
	12/31/2020	14.536	15.242	0
Templeton Global Bond VIP Fund
1.65%
	12/31/2011	42.464	41.407	104
	12/31/2012	41.407	46.862	136
	12/31/2013	46.862	46.846	141
	12/31/2014	46.846	46.924	125
	12/31/2015	46.924	44.169	118
	12/31/2016	44.169	44.723	102
	12/31/2017	44.723	44.840	85
	12/31/2018	44.840	44.957	71
	12/31/2019	44.957	45.112	68
	12/31/2020	45.112	42.028	65

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2011	42.015	40.949	85
	12/31/2012	40.949	46.320	185
	12/31/2013	46.320	46.281	248
	12/31/2014	46.281	46.335	251
	12/31/2015	46.335	43.593	253
	12/31/2016	43.593	44.117	261
	12/31/2017	44.117	44.211	254
	12/31/2018	44.211	44.304	208
	12/31/2019	44.304	44.434	189
	12/31/2020	44.434	41.376	179
1.75%
	12/31/2011	41.570	40.495	1
	12/31/2012	40.495	45.784	2
	12/31/2013	45.784	45.722	3
	12/31/2014	45.722	45.753	8
	12/31/2015	45.753	43.024	8
	12/31/2016	43.024	43.520	7
	12/31/2017	43.520	43.590	1
	12/31/2018	43.590	43.660	1
	12/31/2019	43.660	43.766	1
	12/31/2020	43.766	40.734	1
1.80%
	12/31/2011	41.019	39.938	25
	12/31/2012	39.938	45.131	18
	12/31/2013	45.131	45.048	22
	12/31/2014	45.048	45.055	29
	12/31/2015	45.055	42.347	30
	12/31/2016	42.347	42.813	24
	12/31/2017	42.813	42.861	22
	12/31/2018	42.861	42.908	20
	12/31/2019	42.908	42.991	16
	12/31/2020	42.991	39.993	17
1.90%
	12/31/2011	40.265	39.165	68
	12/31/2012	39.165	44.213	54
	12/31/2013	44.213	44.088	57
	12/31/2014	44.088	44.051	55
	12/31/2015	44.051	41.361	61
	12/31/2016	41.361	41.775	63
	12/31/2017	41.775	41.781	58
	12/31/2018	41.781	41.784	50
	12/31/2019	41.784	41.823	49
	12/31/2020	41.823	38.867	40
1.95%
	12/31/2011	39.839	38.732	56
	12/31/2012	38.732	43.702	99
	12/31/2013	43.702	43.556	121
	12/31/2014	43.556	43.498	119
	12/31/2015	43.498	40.822	121
	12/31/2016	40.822	41.210	111
	12/31/2017	41.210	41.194	94
	12/31/2018	41.194	41.177	85
	12/31/2019	41.177	41.195	80
	12/31/2020	41.195	38.264	81

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	38.828	37.711	6
	12/31/2012	37.711	42.508	7
	12/31/2013	42.508	42.323	7
	12/31/2014	42.323	42.225	8
	12/31/2015	42.225	39.587	8
	12/31/2016	39.587	39.924	6
	12/31/2017	39.924	39.869	5
	12/31/2018	39.869	39.812	5
	12/31/2019	39.812	39.790	4
	12/31/2020	39.790	36.921	5
2.10%
	12/31/2011	38.588	37.460	21
	12/31/2012	37.460	42.203	21
	12/31/2013	42.203	41.999	22
	12/31/2014	41.999	41.880	12
	12/31/2015	41.880	39.244	10
	12/31/2016	39.244	39.558	11
	12/31/2017	39.558	39.484	11
	12/31/2018	39.484	39.408	7
	12/31/2019	39.408	39.366	4
	12/31/2020	39.366	36.510	4
2.15%
	12/31/2011	37.985	36.856	1
	12/31/2012	36.856	41.501	1
	12/31/2013	41.501	41.280	1
	12/31/2014	41.280	41.143	1
	12/31/2015	41.143	38.535	1
	12/31/2016	38.535	38.823	1
	12/31/2017	38.823	38.731	0
	12/31/2018	38.731	38.637	0
	12/31/2019	38.637	38.577	0
	12/31/2020	38.577	35.760	0
2.20%
	12/31/2011	35.596	34.521	2
	12/31/2012	34.521	38.852	1
	12/31/2013	38.852	38.626	1
	12/31/2014	38.626	38.478	2
	12/31/2015	38.478	36.021	2
	12/31/2016	36.021	36.272	2
	12/31/2017	36.272	36.168	2
	12/31/2018	36.168	36.063	2
	12/31/2019	36.063	35.988	2
	12/31/2020	35.988	33.344	2
2.25%
	12/31/2011	37.377	36.229	15
	12/31/2012	36.229	40.755	15
	12/31/2013	40.755	40.497	9
	12/31/2014	40.497	40.322	8
	12/31/2015	40.322	37.728	8
	12/31/2016	37.728	37.972	9
	12/31/2017	37.972	37.845	9
	12/31/2018	37.845	37.715	7
	12/31/2019	37.715	37.618	3
	12/31/2020	37.618	34.837	4

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2011	36.981	35.828	4
	12/31/2012	35.828	40.283	3
	12/31/2013	40.283	40.009	2
	12/31/2014	40.009	39.816	2
	12/31/2015	39.816	37.236	2
	12/31/2016	37.236	37.458	1
	12/31/2017	37.458	37.314	2
	12/31/2018	37.314	37.167	2
	12/31/2019	37.167	37.053	2
	12/31/2020	37.053	34.296	2
2.35%
	12/31/2011	36.590	35.431	15
	12/31/2012	35.431	39.817	14
	12/31/2013	39.817	39.526	14
	12/31/2014	39.526	39.316	14
	12/31/2015	39.316	36.750	11
	12/31/2016	36.750	36.951	12
	12/31/2017	36.951	36.790	9
	12/31/2018	36.790	36.627	8
	12/31/2019	36.627	36.497	6
	12/31/2020	36.497	33.764	6
2.40%
	12/31/2011	36.203	35.039	2
	12/31/2012	35.039	39.357	2
	12/31/2013	39.357	39.049	2
	12/31/2014	39.049	38.822	2
	12/31/2015	38.822	36.270	1
	12/31/2016	36.270	36.450	1
	12/31/2017	36.450	36.273	1
	12/31/2018	36.273	36.095	1
	12/31/2019	36.095	35.948	1
	12/31/2020	35.948	33.240	1
2.45%
	12/31/2011	35.565	34.404	5
	12/31/2012	34.404	38.624	5
	12/31/2013	38.624	38.303	6
	12/31/2014	38.303	38.061	7
	12/31/2015	38.061	35.541	8
	12/31/2016	35.541	35.700	9
	12/31/2017	35.700	35.509	7
	12/31/2018	35.509	35.316	0
	12/31/2019	35.316	35.155	0
	12/31/2020	35.155	32.491	0
2.50%
	12/31/2011	35.441	34.268	5
	12/31/2012	34.268	38.451	5
	12/31/2013	38.451	38.113	6
	12/31/2014	38.113	37.853	3
	12/31/2015	37.853	35.330	1
	12/31/2016	35.330	35.470	1
	12/31/2017	35.470	35.262	1
	12/31/2018	35.262	35.053	1
	12/31/2019	35.053	34.876	1
	12/31/2020	34.876	32.217	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	35.066	33.888	2
	12/31/2012	33.888	38.007	2
	12/31/2013	38.007	37.653	2
	12/31/2014	37.653	37.378	1
	12/31/2015	37.378	34.869	1
	12/31/2016	34.869	34.989	0
	12/31/2017	34.989	34.767	0
	12/31/2018	34.767	34.544	0
	12/31/2019	34.544	34.352	0
	12/31/2020	34.352	31.717	0
2.60%
	12/31/2011	34.413	33.240	17
	12/31/2012	33.240	37.261	18
	12/31/2013	37.261	36.896	19
	12/31/2014	36.896	36.608	28
	12/31/2015	36.608	34.133	23
	12/31/2016	34.133	34.234	24
	12/31/2017	34.234	34.000	23
	12/31/2018	34.000	33.765	19
	12/31/2019	33.765	33.560	19
	12/31/2020	33.560	30.970	18
2.65%
	12/31/2011	34.329	33.142	1
	12/31/2012	33.142	37.132	1
	12/31/2013	37.132	36.750	2
	12/31/2014	36.750	36.445	1
	12/31/2015	36.445	33.964	0
	12/31/2016	33.964	34.048	0
	12/31/2017	34.048	33.798	0
	12/31/2018	33.798	33.548	1
	12/31/2019	33.548	33.328	1
	12/31/2020	33.328	30.740	1
2.70%
	12/31/2011	33.965	32.775	4
	12/31/2012	32.775	36.703	4
	12/31/2013	36.703	36.307	4
	12/31/2014	36.307	35.988	3
	12/31/2015	35.988	33.521	3
	12/31/2016	33.521	33.587	3
	12/31/2017	33.587	33.324	3
	12/31/2018	33.324	33.060	0
	12/31/2019	33.060	32.827	0
	12/31/2020	32.827	30.263	0
2.75%
	12/31/2011	33.298	32.115	2
	12/31/2012	32.115	35.946	2
	12/31/2013	35.946	35.540	3
	12/31/2014	35.540	35.210	2
	12/31/2015	35.210	32.780	2
	12/31/2016	32.780	32.828	4
	12/31/2017	32.828	32.555	4
	12/31/2018	32.555	32.281	5
	12/31/2019	32.281	32.037	6
	12/31/2020	32.037	29.520	7

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2011	33.251	32.053	2
	12/31/2012	32.053	35.859	2
	12/31/2013	35.859	35.436	2
	12/31/2014	35.436	35.090	2
	12/31/2015	35.090	32.652	1
	12/31/2016	32.652	32.683	0
	12/31/2017	32.683	32.395	0
	12/31/2018	32.395	32.106	0
	12/31/2019	32.106	31.848	0
	12/31/2020	31.848	29.331	0
2.85%
	12/31/2011	32.899	31.698	0
	12/31/2012	31.698	35.444	0
	12/31/2013	35.444	35.009	3
	12/31/2014	35.009	34.649	3
	12/31/2015	34.649	32.226	3
	12/31/2016	32.226	32.241	3
	12/31/2017	32.241	31.940	2
	12/31/2018	31.940	31.640	3
	12/31/2019	31.640	31.370	3
	12/31/2020	31.370	28.876	3
2.90%
	12/31/2011	30.526	29.397	2
	12/31/2012	29.397	32.854	3
	12/31/2013	32.854	32.435	5
	12/31/2014	32.435	32.085	5
	12/31/2015	32.085	29.826	2
	12/31/2016	29.826	29.825	2
	12/31/2017	29.825	29.533	1
	12/31/2018	29.533	29.240	2
	12/31/2019	29.240	28.976	2
	12/31/2020	28.976	26.659	1
2.95%
	12/31/2013	N/A	33.810	0
	12/31/2014	33.810	33.429	0
	12/31/2015	33.429	31.060	0
	12/31/2016	31.060	31.043	0
	12/31/2017	31.043	30.723	0
	12/31/2018	30.723	30.404	0
	12/31/2019	30.404	30.114	0
	12/31/2020	30.114	27.692	0
3.00%
	12/31/2011	31.520	30.324	0
	12/31/2012	30.324	33.856	0
	12/31/2013	33.856	33.391	1
	12/31/2014	33.391	32.998	3
	12/31/2015	32.998	30.644	3
	12/31/2016	30.644	30.612	3
	12/31/2017	30.612	30.282	3
	12/31/2018	30.282	29.952	2
	12/31/2019	29.952	29.651	2
	12/31/2020	29.651	27.253	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2011	29.537	28.402	6
	12/31/2012	28.402	31.694	6
	12/31/2013	31.694	31.243	2
	12/31/2014	31.243	30.860	3
	12/31/2015	30.860	28.644	2
	12/31/2016	28.644	28.600	3
	12/31/2017	28.600	28.277	1
	12/31/2018	28.277	27.955	1
	12/31/2019	27.955	27.661	1
	12/31/2020	27.661	25.411	1
3.10%
	12/31/2013	N/A	32.568	0
	12/31/2014	32.568	32.152	2
	12/31/2015	32.152	29.829	2
	12/31/2016	29.829	29.768	2
	12/31/2017	29.768	29.418	2
	12/31/2018	29.418	29.068	8
	12/31/2019	29.068	28.747	8
	12/31/2020	28.747	26.396	9
3.15%
	12/31/2011	30.499	29.298	0
	12/31/2012	29.298	32.661	0
	12/31/2013	32.661	32.164	0
	12/31/2014	32.164	31.738	0
	12/31/2015	31.738	29.430	0
	12/31/2016	29.430	29.355	0
	12/31/2017	29.355	28.995	0
	12/31/2018	28.995	28.635	0
	12/31/2019	28.635	28.306	0
	12/31/2020	28.306	25.977	0
3.20%
	12/31/2013	N/A	31.091	0
	12/31/2014	31.091	30.663	0
	12/31/2015	30.663	28.419	0
	12/31/2016	28.419	28.333	0
	12/31/2017	28.333	27.971	0
	12/31/2018	27.971	27.611	0
	12/31/2019	27.611	27.279	0
	12/31/2020	27.279	25.023	0
3.25%
	12/31/2013	N/A	30.705	0
	12/31/2014	30.705	30.268	1
	12/31/2015	30.268	28.039	1
	12/31/2016	28.039	27.939	1
	12/31/2017	27.939	27.569	1
	12/31/2018	27.569	27.200	1
	12/31/2019	27.200	26.860	1
	12/31/2020	26.860	24.626	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2011	29.511	28.307	0
	12/31/2012	28.307	31.508	0
	12/31/2013	31.508	30.982	0
	12/31/2014	30.982	30.526	0
	12/31/2015	30.526	28.264	0
	12/31/2016	28.264	28.150	1
	12/31/2017	28.150	27.763	1
	12/31/2018	27.763	27.377	1
	12/31/2019	27.377	27.021	1
	12/31/2020	27.021	24.761	1
3.40%
	12/31/2013	N/A	29.576	1
	12/31/2014	29.576	29.111	1
	12/31/2015	29.111	26.927	0
	12/31/2016	26.927	26.791	0
	12/31/2017	26.791	26.397	0
	12/31/2018	26.397	26.004	0
	12/31/2019	26.004	25.641	0
	12/31/2020	25.641	23.472	0
3.45%
	12/31/2013	N/A	29.209	0
	12/31/2014	29.209	28.736	0
	12/31/2015	28.736	26.566	0
	12/31/2016	26.566	26.419	0
	12/31/2017	26.419	26.017	0
	12/31/2018	26.017	25.617	0
	12/31/2019	25.617	25.247	0
	12/31/2020	25.247	23.100	0
3.55%
	12/31/2013	N/A	28.489	0
	12/31/2014	28.489	27.999	1
	12/31/2015	27.999	25.859	0
	12/31/2016	25.859	25.691	0
	12/31/2017	25.691	25.274	0
	12/31/2018	25.274	24.861	0
	12/31/2019	24.861	24.477	0
	12/31/2020	24.477	22.373	0
Templeton Growth VIP Fund
1.65%
	12/31/2011	22.053	20.180	10
	12/31/2012	20.180	24.030	11
	12/31/2013	24.030	30.921	13
	12/31/2014	30.921	29.559	18
	12/31/2015	29.559	27.189	11
	12/31/2016	27.189	29.317	8
	12/31/2017	29.317	34.174	7
	12/31/2018	34.174	28.620	7
	12/31/2019	28.620	32.418	6
	12/31/2020	32.418	33.735	5

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2011	21.869	20.001	11
	12/31/2012	20.001	23.805	28
	12/31/2013	23.805	30.616	36
	12/31/2014	30.616	29.253	35
	12/31/2015	29.253	26.894	29
	12/31/2016	26.894	28.984	22
	12/31/2017	28.984	33.769	19
	12/31/2018	33.769	28.267	16
	12/31/2019	28.267	32.002	15
	12/31/2020	32.002	33.286	13
1.75%
	12/31/2011	21.687	19.825	0
	12/31/2012	19.825	23.583	0
	12/31/2013	23.583	30.316	0
	12/31/2014	30.316	28.951	0
	12/31/2015	28.951	26.604	0
	12/31/2016	26.604	28.657	0
	12/31/2017	28.657	33.371	0
	12/31/2018	33.371	27.920	0
	12/31/2019	27.920	31.594	0
	12/31/2020	31.594	32.844	0
1.80%
	12/31/2011	21.504	19.648	20
	12/31/2012	19.648	23.361	18
	12/31/2013	23.361	30.015	14
	12/31/2014	30.015	28.650	8
	12/31/2015	28.650	26.314	7
	12/31/2016	26.314	28.331	6
	12/31/2017	28.331	32.974	5
	12/31/2018	32.974	27.574	5
	12/31/2019	27.574	31.187	5
	12/31/2020	31.187	32.405	5
1.90%
	12/31/2011	21.164	19.318	4
	12/31/2012	19.318	22.945	5
	12/31/2013	22.945	29.452	33
	12/31/2014	29.452	28.084	14
	12/31/2015	28.084	25.768	6
	12/31/2016	25.768	27.715	5
	12/31/2017	27.715	32.226	4
	12/31/2018	32.226	26.921	3
	12/31/2019	26.921	30.418	3
	12/31/2020	30.418	31.574	1
1.95%
	12/31/2011	20.969	19.130	10
	12/31/2012	19.130	22.711	13
	12/31/2013	22.711	29.136	13
	12/31/2014	29.136	27.769	13
	12/31/2015	27.769	25.467	11
	12/31/2016	25.467	27.377	7
	12/31/2017	27.377	31.817	5
	12/31/2018	31.817	26.567	4
	12/31/2019	26.567	30.002	2
	12/31/2020	30.002	31.127	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	20.619	18.793	2
	12/31/2012	18.793	22.288	2
	12/31/2013	22.288	28.565	2
	12/31/2014	28.565	27.197	2
	12/31/2015	27.197	24.917	0
	12/31/2016	24.917	26.760	0
	12/31/2017	26.760	31.069	0
	12/31/2018	31.069	25.916	0
	12/31/2019	25.916	29.237	0
	12/31/2020	29.237	30.303	0
2.10%
	12/31/2011	20.446	18.626	30
	12/31/2012	18.626	22.079	28
	12/31/2013	22.079	28.283	19
	12/31/2014	28.283	26.916	11
	12/31/2015	26.916	24.647	10
	12/31/2016	24.647	26.456	7
	12/31/2017	26.456	30.701	6
	12/31/2018	30.701	25.596	5
	12/31/2019	25.596	28.862	4
	12/31/2020	28.862	29.900	4
2.15%
	12/31/2011	20.275	18.461	1
	12/31/2012	18.461	21.872	1
	12/31/2013	21.872	28.004	0
	12/31/2014	28.004	26.637	0
	12/31/2015	26.637	24.379	0
	12/31/2016	24.379	26.156	0
	12/31/2017	26.156	30.338	0
	12/31/2018	30.338	25.280	0
	12/31/2019	25.280	28.492	0
	12/31/2020	28.492	29.501	0
2.20%
	12/31/2011	19.306	17.569	3
	12/31/2012	17.569	20.805	2
	12/31/2013	20.805	26.625	4
	12/31/2014	26.625	25.313	2
	12/31/2015	25.313	23.156	0
	12/31/2016	23.156	24.831	0
	12/31/2017	24.831	28.786	0
	12/31/2018	28.786	23.975	0
	12/31/2019	23.975	27.008	0
	12/31/2020	27.008	27.950	0
2.25%
	12/31/2011	19.937	18.135	9
	12/31/2012	18.135	21.464	5
	12/31/2013	21.464	27.455	4
	12/31/2014	27.455	26.088	4
	12/31/2015	26.088	23.853	3
	12/31/2016	23.853	25.566	2
	12/31/2017	25.566	29.624	1
	12/31/2018	29.624	24.661	1
	12/31/2019	24.661	27.766	0
	12/31/2020	27.766	28.721	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2011	19.770	17.974	2
	12/31/2012	17.974	21.263	2
	12/31/2013	21.263	27.184	2
	12/31/2014	27.184	25.818	3
	12/31/2015	25.818	23.595	1
	12/31/2016	23.595	25.276	1
	12/31/2017	25.276	29.273	1
	12/31/2018	29.273	24.356	1
	12/31/2019	24.356	27.410	1
	12/31/2020	27.410	28.338	1
2.35%
	12/31/2011	19.605	17.815	15
	12/31/2012	17.815	21.064	15
	12/31/2013	21.064	26.916	9
	12/31/2014	26.916	25.551	8
	12/31/2015	25.551	23.339	5
	12/31/2016	23.339	24.990	5
	12/31/2017	24.990	28.927	5
	12/31/2018	28.927	24.056	4
	12/31/2019	24.056	27.058	4
	12/31/2020	27.058	27.961	3
2.40%
	12/31/2011	19.441	17.657	2
	12/31/2012	17.657	20.867	1
	12/31/2013	20.867	26.651	1
	12/31/2014	26.651	25.286	1
	12/31/2015	25.286	23.085	0
	12/31/2016	23.085	24.706	0
	12/31/2017	24.706	28.584	0
	12/31/2018	28.584	23.759	0
	12/31/2019	23.759	26.711	0
	12/31/2020	26.711	27.588	0
2.45%
	12/31/2011	19.278	17.500	5
	12/31/2012	17.500	20.672	5
	12/31/2013	20.672	26.388	0
	12/31/2014	26.388	25.025	0
	12/31/2015	25.025	22.835	0
	12/31/2016	22.835	24.426	0
	12/31/2017	24.426	28.246	0
	12/31/2018	28.246	23.466	0
	12/31/2019	23.466	26.368	0
	12/31/2020	26.368	27.221	0
2.50%
	12/31/2011	19.117	17.345	1
	12/31/2012	17.345	20.478	1
	12/31/2013	20.478	26.128	3
	12/31/2014	26.128	24.765	3
	12/31/2015	24.765	22.587	4
	12/31/2016	22.587	24.149	0
	12/31/2017	24.149	27.911	0
	12/31/2018	27.911	23.177	0
	12/31/2019	23.177	26.030	0
	12/31/2020	26.030	26.858	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2011	18.957	17.192	0
	12/31/2012	17.192	20.286	0
	12/31/2013	20.286	25.870	0
	12/31/2014	25.870	24.509	0
	12/31/2015	24.509	22.342	0
	12/31/2016	22.342	23.875	0
	12/31/2017	23.875	27.581	0
	12/31/2018	27.581	22.891	0
	12/31/2019	22.891	25.696	0
	12/31/2020	25.696	26.500	0
2.60%
	12/31/2011	18.798	17.039	15
	12/31/2012	17.039	20.096	13
	12/31/2013	20.096	25.615	21
	12/31/2014	25.615	24.255	24
	12/31/2015	24.255	22.100	24
	12/31/2016	22.100	23.604	16
	12/31/2017	23.604	27.255	15
	12/31/2018	27.255	22.609	9
	12/31/2019	22.609	25.367	9
	12/31/2020	25.367	26.147	8
2.65%
	12/31/2011	18.640	16.888	1
	12/31/2012	16.888	19.908	1
	12/31/2013	19.908	25.363	1
	12/31/2014	25.363	24.004	0
	12/31/2015	24.004	21.860	0
	12/31/2016	21.860	23.336	2
	12/31/2017	23.336	26.932	1
	12/31/2018	26.932	22.330	2
	12/31/2019	22.330	25.041	2
	12/31/2020	25.041	25.799	2
2.70%
	12/31/2011	18.484	16.738	0
	12/31/2012	16.738	19.722	0
	12/31/2013	19.722	25.113	0
	12/31/2014	25.113	23.756	0
	12/31/2015	23.756	21.623	0
	12/31/2016	21.623	23.072	0
	12/31/2017	23.072	26.613	0
	12/31/2018	26.613	22.055	0
	12/31/2019	22.055	24.720	0
	12/31/2020	24.720	25.455	0
2.75%
	12/31/2011	18.330	16.590	5
	12/31/2012	16.590	19.537	5
	12/31/2013	19.537	24.865	7
	12/31/2014	24.865	23.510	5
	12/31/2015	23.510	21.388	6
	12/31/2016	21.388	22.810	4
	12/31/2017	22.810	26.298	3
	12/31/2018	26.298	21.783	3
	12/31/2019	21.783	24.403	2
	12/31/2020	24.403	25.116	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2011	18.176	16.443	0
	12/31/2012	16.443	19.354	0
	12/31/2013	19.354	24.620	0
	12/31/2014	24.620	23.266	0
	12/31/2015	23.266	21.156	0
	12/31/2016	21.156	22.551	0
	12/31/2017	22.551	25.987	0
	12/31/2018	25.987	21.514	0
	12/31/2019	21.514	24.090	0
	12/31/2020	24.090	24.781	0
2.85%
	12/31/2011	18.024	16.297	0
	12/31/2012	16.297	19.173	0
	12/31/2013	19.173	24.377	2
	12/31/2014	24.377	23.025	5
	12/31/2015	23.025	20.927	5
	12/31/2016	20.927	22.295	5
	12/31/2017	22.295	25.679	3
	12/31/2018	25.679	21.249	3
	12/31/2019	21.249	23.781	5
	12/31/2020	23.781	24.451	5
2.90%
	12/31/2011	17.162	15.510	7
	12/31/2012	15.510	18.238	7
	12/31/2013	18.238	23.177	5
	12/31/2014	23.177	21.880	4
	12/31/2015	21.880	19.876	3
	12/31/2016	19.876	21.165	3
	12/31/2017	21.165	24.366	1
	12/31/2018	24.366	20.152	1
	12/31/2019	20.152	22.542	1
	12/31/2020	22.542	23.166	1
2.95%
	12/31/2013	N/A	23.899	0
	12/31/2014	23.899	22.551	0
	12/31/2015	22.551	20.475	0
	12/31/2016	20.475	21.792	0
	12/31/2017	21.792	25.075	0
	12/31/2018	25.075	20.728	0
	12/31/2019	20.728	23.175	0
	12/31/2020	23.175	23.804	0
3.00%
	12/31/2011	17.575	15.867	0
	12/31/2012	15.867	18.639	0
	12/31/2013	18.639	23.663	0
	12/31/2014	23.663	22.317	0
	12/31/2015	22.317	20.253	0
	12/31/2016	20.253	21.545	2
	12/31/2017	21.545	24.778	2
	12/31/2018	24.778	20.472	2
	12/31/2019	20.472	22.878	2
	12/31/2020	22.878	23.487	2

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2011	16.735	15.101	4
	12/31/2012	15.101	17.730	4
	12/31/2013	17.730	22.498	1
	12/31/2014	22.498	21.208	0
	12/31/2015	21.208	19.236	1
	12/31/2016	19.236	20.453	0
	12/31/2017	20.453	23.511	0
	12/31/2018	23.511	19.415	0
	12/31/2019	19.415	21.686	0
	12/31/2020	21.686	22.252	0
3.10%
	12/31/2013	N/A	23.199	2
	12/31/2014	23.199	21.858	2
	12/31/2015	21.858	19.816	0
	12/31/2016	19.816	21.059	0
	12/31/2017	21.059	24.195	0
	12/31/2018	24.195	19.970	5
	12/31/2019	19.970	22.294	5
	12/31/2020	22.294	22.865	5
3.15%
	12/31/2011	17.137	15.449	0
	12/31/2012	15.449	18.121	0
	12/31/2013	18.121	22.970	0
	12/31/2014	22.970	21.631	1
	12/31/2015	21.631	19.601	1
	12/31/2016	19.601	20.820	1
	12/31/2017	20.820	23.909	1
	12/31/2018	23.909	19.724	1
	12/31/2019	19.724	22.008	1
	12/31/2020	22.008	22.561	0
3.20%
	12/31/2013	N/A	23.828	0
	12/31/2014	23.828	22.428	0
	12/31/2015	22.428	20.312	0
	12/31/2016	20.312	21.565	0
	12/31/2017	21.565	24.752	0
	12/31/2018	24.752	20.409	0
	12/31/2019	20.409	22.762	0
	12/31/2020	22.762	23.321	0
3.25%
	12/31/2013	N/A	23.593	1
	12/31/2014	23.593	22.195	2
	12/31/2015	22.195	20.092	2
	12/31/2016	20.092	21.320	2
	12/31/2017	21.320	24.459	1
	12/31/2018	24.459	20.157	1
	12/31/2019	20.157	22.470	1
	12/31/2020	22.470	23.010	1

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2011	16.711	15.042	0
	12/31/2012	15.042	17.616	0
	12/31/2013	17.616	22.297	0
	12/31/2014	22.297	20.966	0
	12/31/2015	20.966	18.970	0
	12/31/2016	18.970	20.120	0
	12/31/2017	20.120	23.070	0
	12/31/2018	23.070	19.003	0
	12/31/2019	19.003	21.172	0
	12/31/2020	21.172	21.671	0
3.40%
	12/31/2013	N/A	22.901	0
	12/31/2014	22.901	21.512	3
	12/31/2015	21.512	19.445	1
	12/31/2016	19.445	20.603	1
	12/31/2017	20.603	23.600	1
	12/31/2018	23.600	19.420	0
	12/31/2019	19.420	21.615	0
	12/31/2020	21.615	22.102	0
3.45%
	12/31/2013	N/A	22.675	0
	12/31/2014	22.675	21.290	0
	12/31/2015	21.290	19.233	0
	12/31/2016	19.233	20.369	0
	12/31/2017	20.369	23.320	0
	12/31/2018	23.320	19.180	0
	12/31/2019	19.180	21.338	0
	12/31/2020	21.338	21.808	0
3.55%
	12/31/2013	N/A	22.230	2
	12/31/2014	22.230	20.851	1
	12/31/2015	20.851	18.818	1
	12/31/2016	18.818	19.909	1
	12/31/2017	19.909	22.771	1
	12/31/2018	22.771	18.710	1
	12/31/2019	18.710	20.794	1
	12/31/2020	20.794	21.230	0

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix B

Appendix C – Allianz Life of NY Variable Account C Financial Statements

Allianz VisionSM New York Statement of Additional Information – April 30, 2021
Appendix C

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

of

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of New York and the Contract Owners of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York, indicated in the table below (other than RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, the related statements of operations for the year then ended (other than RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York (other than RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1, and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 (other than RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life of NY Variable Account C
AZL Balanced Index Strategy Fund	AZL Russell 1000 Value Index Fund Class 1	Ivy VIP Growth Portfolio
AZL DFA Five-Year Global Fixed Income Fund	AZL Russell 1000 Value Index Fund Class 2	Ivy VIP Mid Cap Growth Portfolio
AZL DFA Multi-Strategy Fund	AZL S&P 500 Index Fund	Ivy VIP Natural Resources Portfolio
AZL Enhanced Bond Index Fund	AZL Small Cap Stock Index Fund Class 1	Ivy VIP Science and Technology Portfolio
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Small Cap Stock Index Fund Class 2	JPMorgan Insurance Trust Core Bond Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL T. Rowe Price Capital Appreciation Fund	Lazard Retirement International Equity Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	BlackRock Equity Dividend V.I. Fund	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
AZL Gateway Fund	BlackRock Global Allocation V.I. Fund	MFS International Intrinsic Value Portfolio
AZL Government Money Market Fund	BNY Mellon VIF Appreciation Portfolio	MFS VIT Total Return Bond Portfolio

AZL International Index Fund Class 1	ClearBridge Variable Aggressive Growth Portfolio	MFS VIT Utilities Portfolio
AZL International Index Fund Class 2	Columbia Variable Portfolio – Seligman Global Technology Fund	PIMCO VIT All Asset Portfolio
AZL MetWest Total Return Bond Fund	Davis VA Financial Portfolio	PIMCO VIT Balanced Allocation Portfolio
AZL Mid Cap Index Fund Class 1	Eaton Vance VT Floating-Rate Income Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Mid Cap Index Fund Class 2	Fidelity VIP Emerging Markets Portfolio	PIMCO VIT Dynamic Bond Portfolio
AZL Moderate Index Strategy Fund	Fidelity VIP FundsManager 50% Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
AZL MSCI Emerging Markets Equity Index Class 1	Fidelity VIP FundsManager 60% Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged
AZL MSCI Emerging Markets Equity Index Class 2	Fidelity VIP Mid Cap Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio
AZL MSCI Global Equity Index Fund	Fidelity VIP Strategic Income Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
AZL MVP Balanced Index Strategy Fund	Franklin Allocation VIP Fund	PIMCO VIT High Yield Portfolio
AZL MVP DFA Multi-Strategy Fund	Franklin Income VIP Fund	PIMCO VIT Long-Term U.S. Government Portfolio
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	Franklin Mutual Shares VIP Fund	PIMCO VIT Low Duration Portfolio
AZL MVP Fusion Dynamic Balanced Fund	Franklin Rising Dividends VIP Fund	PIMCO VIT Real Return Portfolio
AZL MVP Fusion Dynamic Conservative Fund	Franklin Strategic Income VIP Fund	PIMCO VIT StocksPlus Global Portfolio
AZL MVP Fusion Dynamic Moderate Fund	Franklin U.S. Government Securities VIP Fund	PIMCO VIT Total Return Portfolio
AZL MVP Global Balanced Index Strategy Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
AZL MVP Growth Index Strategy Fund	Invesco Oppenheimer V.I. International Growth Fund	T. Rowe Price Blue Chip Growth Portfolio
AZL MVP Moderate Index Strategy Fund	Invesco V.I. American Value Fund	T. Rowe Price Equity Income Portfolio
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Invesco V.I. Balanced-Risk Allocation Fund	T. Rowe Price Health Sciences Portfolio
AZL Russell 1000 Growth Index Fund Class 1	Ivy VIP Asset Strategy Portfolio	Templeton Global Bond VIP Fund
AZL Russell 1000 Growth Index Fund Class 2	Ivy VIP Energy Portfolio	Templeton Growth VIP Fund

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 29, 2021

We have served as the auditor of one or more of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York since 2019.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$28,639	$768	$87,949	$5,142	$25,460
Total Assets	28,639	768	87,949	5,142	25,460

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	28,639	768	87,949	5,142	25,460

Net Assets:
Contracts in Accumulation Period	28,639	768	87,949	5,142	25,460
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$28,639	$768	$87,949	$5,142	$25,460

Investment Shares	1,638	80	6,057	437	1,763
Investments at Cost	$24,321	$794	$83,734	$4,866	$21,864

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$1,739	$19,319	$7,736	$45,883	$5,410
Total Assets	1,739	19,319	7,736	45,883	5,410

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,739	19,319	7,736	45,883	5,410

Net Assets:
Contracts in Accumulation Period	1,734	19,319	7,736	45,867	5,367
Contracts in Annuity Payment Period	5	—	—	16	43
Total Net Assets	$1,739	$19,319	$7,736	$45,883	$5,410

Investment Shares	162	1,747	530	45,883	460
Investments at Cost	$1,623	$18,034	$5,944	$45,883	$4,665
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
Assets:
Investments at Net Asset Value	$21,214	$3,015	$2,577	$25,166	$34,602
Total Assets	21,214	3,015	2,577	25,166	34,602

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	21,214	3,015	2,577	25,166	34,602

Net Assets:
Contracts in Accumulation Period	21,214	3,015	2,555	25,166	34,602
Contracts in Annuity Payment Period	—	—	22	—	—
Total Net Assets	$21,214	$3,015	$2,577	$25,166	$34,602

Investment Shares	1,217	275	307	1,046	2,437
Investments at Cost	$17,798	$2,931	$2,819	$20,891	$33,138

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$660	$4,507	$324	$42,195	$9,557
Total Assets	660	4,507	324	42,195	9,557

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	660	4,507	324	42,195	9,557

Net Assets:
Contracts in Accumulation Period	660	4,507	324	42,195	9,557
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$660	$4,507	$324	$42,195	$9,557

Investment Shares	77	528	23	3,005	825
Investments at Cost	$422	$3,811	$243	$37,864	$9,119
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund
Assets:
Investments at Net Asset Value	$33,097	$76,153	$21,898	$204,047	$88,279
Total Assets	33,097	76,153	21,898	204,047	88,279

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	33,097	76,153	21,898	204,047	88,279

Net Assets:
Contracts in Accumulation Period	33,097	76,153	21,898	204,047	88,279
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$33,097	$76,153	$21,898	$204,047	$88,279

Investment Shares	2,546	6,917	1,836	18,584	7,171
Investments at Cost	$30,519	$79,371	$21,804	$209,850	$83,538

	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2
Assets:
Investments at Net Asset Value	$324,506	$66,231	$180,567	$4,288	$27,959
Total Assets	324,506	66,231	180,567	4,288	27,959

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	324,506	66,231	180,567	4,288	27,959

Net Assets:
Contracts in Accumulation Period	324,506	66,231	180,567	4,270	27,959
Contracts in Annuity Payment Period	—	—	—	18	—
Total Net Assets	$324,506	$66,231	$180,567	$4,288	$27,959

Investment Shares	20,577	4,383	12,833	292	1,324
Investments at Cost	$289,017	$59,612	$155,884	$3,070	$18,794
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2
Assets:
Investments at Net Asset Value	$11,950	$15,543	$45,615	$674	$15,859
Total Assets	11,950	15,543	45,615	674	15,859

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	11,950	15,543	45,615	674	15,859

Net Assets:
Contracts in Accumulation Period	11,783	15,543	45,577	674	15,859
Contracts in Annuity Payment Period	167	—	38	—	—
Total Net Assets	$11,950	$15,543	$45,615	$674	$15,859

Investment Shares	1,325	1,245	2,240	69	1,154
Investments at Cost	$12,812	$15,382	$32,658	$676	$14,206

	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Global Allocation V.I. Fund	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio
Assets:
Investments at Net Asset Value	$23,850	$76,608	$57	$42	$906
Total Assets	23,850	76,608	57	42	906

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	23,850	76,608	57	42	906

Net Assets:
Contracts in Accumulation Period	23,830	76,608	57	42	906
Contracts in Annuity Payment Period	20	—	—	—	—
Total Net Assets	$23,850	$76,608	$57	$42	$906

Investment Shares	1,128	4,703	2	1	77
Investments at Cost	$18,645	$67,116	$58	$25	$949
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio
Assets:
Investments at Net Asset Value	$23	1,759	$9,367	$63	$62
Total Assets	23	1,759	9,367	63	62

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	23	1,759	9,367	63	62

Net Assets:
Contracts in Accumulation Period	23	1,759	9,367	63	62
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$23	1,759	$9,367	$63	$62

Investment Shares	2	130	828	2	5
Investments at Cost	$15	1,471	$8,763	$55	$60

	Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund
Assets:
Investments at Net Asset Value	$5,608	$112,993	$13,647	$16,902	$23,452
Total Assets	5,608	112,993	13,647	16,902	23,452

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5,608	112,993	13,647	16,902	23,452

Net Assets:
Contracts in Accumulation Period	5,608	112,875	13,626	16,784	23,437
Contracts in Annuity Payment Period	—	118	21	118	15
Total Net Assets	$5,608	$112,993	$13,647	$16,902	$23,452

Investment Shares	1,033	7,495	819	566	1,936
Investments at Cost	$6,480	$113,686	$14,433	$11,633	$24,259
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Ivy VIP Natural Resources Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Assets:
Investments at Net Asset Value	$141	$6	$15	$9	$2,693
Total Assets	141	6	15	9	2,693

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	141	6	15	9	2,693

Net Assets:
Contracts in Accumulation Period	141	6	15	9	2,693
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$141	$6	$15	$9	$2,693

Investment Shares	29	2	1	3	230
Investments at Cost	$155	$5	$18	$9	$2,574

	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
Assets:
Investments at Net Asset Value	$14	$7,134	$6	$23,275	$12,288
Total Assets	14	7,134	6	23,275	12,288

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	14	7,134	6	23,275	12,288

Net Assets:
Contracts in Accumulation Period	14	7,134	6	23,275	12,288
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$14	$7,134	$6	$23,275	$12,288

Investment Shares	—	515	—	2,102	1,190
Investments at Cost	$9	$6,835	$5	$22,350	$11,338
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio
Assets:
Investments at Net Asset Value	$1,706	$16,712	$7,924	$3,525	$9,149
Total Assets	1,706	16,712	7,924	3,525	9,149

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,706	16,712	7,924	3,525	9,149

Net Assets:
Contracts in Accumulation Period	1,706	16,712	7,924	3,525	9,149
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$1,706	$16,712	$7,924	$3,525	$9,149

Investment Shares	282	1,578	590	289	908
Investments at Cost	$2,651	$16,299	$7,776	$3,599	$8,730

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio
Assets:
Investments at Net Asset Value	$14,517	$68,447	$590	$105	$29,506
Total Assets	14,517	68,447	590	105	29,506

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	14,517	68,447	590	105	29,506

Net Assets:
Contracts in Accumulation Period	14,517	68,447	590	105	29,506
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$14,517	$68,447	$590	$105	$29,506

Investment Shares	1,104	8,545	40	10	2,120
Investments at Cost	$13,325	$66,625	$545	$105	$27,700
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio
Assets:
Investments at Net Asset Value	$9,602	$81,796	$71	$52	$16
Total Assets	9,602	81,796	71	52	16

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	9,602	81,796	71	52	16

Net Assets:
Contracts in Accumulation Period	9,580	81,796	71	52	16
Contracts in Annuity Payment Period	22	—	—	—	—
Total Net Assets	$9,602	$81,796	$71	$52	$16

Investment Shares	1,078	7,057	1	2	—
Investments at Cost	$9,636	$78,288	$32	$56	$10

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$58,232	$8,968	$2,130,366
Total Assets	58,232	8,968	2,130,366

Liabilities:
Total Liabilities	—	—	—
Net Assets:	58,232	8,968	2,130,366

Net Assets:
Contracts in Accumulation Period	58,209	8,954	2,129,706
Contracts in Annuity Payment Period	23	14	660
Total Net Assets	$58,232	$8,968	$2,130,366

Investment Shares	4,210	798	202,404
Investments at Cost	$70,923	$9,628	$1,994,831

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Assets and Liabilities
December 31, 2020
(In thousands)
The following open/available funds had no activity as of December 31, 2020 and therefore, were not listed in the Statements of Assets and Liabilities:

BlackRock Equity Dividend V.I. Fund
BNY Mellon VIF Appreciation Portfolio
Eaton Vance VT Floating-Rate Income Fund
Franklin Strategic Income VIP Fund
Invesco V.I. Balanced-Risk Allocation Fund
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP Growth Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$524	$17	$2,606	$114

Expenses:
Mortality and Expense Risk Charges	467	11	1,367	74
Investment Income (Loss), Net	57	6	1,239	40
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	938	—	4,649	—
Realized Gains (Losses) on Sales of Investments, Net	370	(14)	(243)	82
Realized Gains (Losses) on Investments, Net	1,308	(14)	4,406	82
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,272	2	1,341	158
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,580	(12)	5,747	240
Net Increase (Decrease) in Net Assets From Operations	$2,637	$(6)	$6,986	$280

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund

Investment Income:
Dividends Reinvested in Fund Shares	$596	$69	$612	$80

Expenses:
Mortality and Expense Risk Charges	397	26	322	119
Investment Income (Loss), Net	199	43	290	(39)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	715	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	342	18	297	205
Realized Gains (Losses) on Investments, Net	1,057	18	297	205
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,344	76	716	229
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,401	94	1,013	434
Net Increase (Decrease) in Net Assets From Operations	$2,600	$137	$1,303	$395
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund

Investment Income:
Dividends Reinvested in Fund Shares	$57	$248	$611	$74

Expenses:
Mortality and Expense Risk Charges	408	76	421	39
Investment Income (Loss), Net	(351)	172	190	35
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	14	38	47
Realized Gains (Losses) on Sales of Investments, Net	—	13	222	75
Realized Gains (Losses) on Investments, Net	—	27	260	122
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	69	469	3
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	96	729	125
Net Increase (Decrease) in Net Assets From Operations	$(351)	$268	$919	$160

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL Morgan Stanley Global Real Estate Fund Class 1
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$85	$265	$636	$79

Expenses:
Mortality and Expense Risk Charges	30	458	558	14
Investment Income (Loss), Net	55	(193)	78	65
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	174	683	1,177	—
Realized Gains (Losses) on Sales of Investments, Net	(39)	32	(188)	(696)
Realized Gains (Losses) on Investments, Net	135	715	989	(696)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	100	2,316	2,343	117
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	235	3,031	3,332	(579)
Net Increase (Decrease) in Net Assets From Operations	$290	$2,838	$3,410	$(514)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$116	$21	$134	$3

Expenses:
Mortality and Expense Risk Charges	32	8	99	6
Investment Income (Loss), Net	84	13	35	(3)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	22	147	—
Realized Gains (Losses) on Sales of Investments, Net	(669)	31	(10)	43
Realized Gains (Losses) on Investments, Net	(669)	53	137	43
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(73)	10	347	8
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(742)	63	484	51
Net Increase (Decrease) in Net Assets From Operations	$(658)	$76	$519	$48

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$797	$267	$880	$1,767

Expenses:
Mortality and Expense Risk Charges	571	131	491	1,261
Investment Income (Loss), Net	226	136	389	506
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,087	383	—	2,345
Realized Gains (Losses) on Sales of Investments, Net	371	29	203	(904)
Realized Gains (Losses) on Investments, Net	1,458	412	203	1,441
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11	(338)	1,057	(766)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,469	74	1,260	675
Net Increase (Decrease) in Net Assets From Operations	$1,695	$210	$1,649	$1,181
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$476	$4,211	$7,878	$5,715

Expenses:
Mortality and Expense Risk Charges	328	3,151	1,295	4,736
Investment Income (Loss), Net	148	1,060	6,583	979
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	524	7,173	2,446	12,681
Realized Gains (Losses) on Sales of Investments, Net	(80)	(2,037)	788	2,666
Realized Gains (Losses) on Investments, Net	444	5,136	3,234	15,347
Net Change in Unrealized Appreciation
(Depreciation) on Investments	165	(1,390)	(4,984)	(6,903)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	609	3,746	(1,750)	8,444
Net Increase (Decrease) in Net Assets From Operations	$757	$4,806	$4,833	$9,423

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$1,175	$4,702	$41	$141

Expenses:
Mortality and Expense Risk Charges	939	2,536	50	523
Investment Income (Loss), Net	236	2,166	(9)	(382)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,068	5,359	267	1,292
Realized Gains (Losses) on Sales of Investments, Net	471	2,686	33	2,146
Realized Gains (Losses) on Investments, Net	2,539	8,045	300	3,438
Net Change in Unrealized Appreciation
(Depreciation) on Investments	886	345	875	5,055
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	3,425	8,390	1,175	8,493
Net Increase (Decrease) in Net Assets From Operations	$3,661	$10,556	$1,166	$8,111
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$336	$295	$679	$11

Expenses:
Mortality and Expense Risk Charges	154	291	837	9
Investment Income (Loss), Net	182	4	(158)	2
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	715	710	1,535	39
Realized Gains (Losses) on Sales of Investments, Net	(163)	(263)	3,087	(23)
Realized Gains (Losses) on Investments, Net	552	447	4,622	16
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(742)	(563)	1,623	22
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(190)	(116)	6,245	38
Net Increase (Decrease) in Net Assets From Operations	$(8)	$(112)	$6,087	$40

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Global Allocation V.I. Fund	ClearBridge Variable Aggressive Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$150	$308	$877	$—

Expenses:
Mortality and Expense Risk Charges	308	469	1,206	—
Investment Income (Loss), Net	(158)	(161)	(329)	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	695	1,629	4,343	5
Realized Gains (Losses) on Sales of Investments, Net	(226)	1,095	758	(3)
Realized Gains (Losses) on Investments, Net	469	2,724	5,101	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	975	530	7,722	6
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,444	3,254	12,823	8
Net Increase (Decrease) in Net Assets From Operations	$1,286	$3,093	$12,494	$8
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$12	$—	$—

Expenses:
Mortality and Expense Risk Charges	—	19	—	—
Investment Income (Loss), Net	—	(7)	—	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2	53	—	2
Realized Gains (Losses) on Sales of Investments, Net	—	(6)	(5)	1
Realized Gains (Losses) on Investments, Net	2	47	(5)	3
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11	(111)	6	2
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	13	(64)	1	5
Net Increase (Decrease) in Net Assets From Operations	$13	$(71)	$1	$5

	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$17	$80	$—	$2

Expenses:
Mortality and Expense Risk Charges	29	141	—	—
Investment Income (Loss), Net	(12)	(61)	—	2
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	39	223	—	1
Realized Gains (Losses) on Sales of Investments, Net	31	(75)	—	—
Realized Gains (Losses) on Investments, Net	70	148	—	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	142	1,007	10	2
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	212	1,155	10	3
Net Increase (Decrease) in Net Assets From Operations	$200	$1,094	$10	$5
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$79	$6,497	$367	$213

Expenses:
Mortality and Expense Risk Charges	134	1,754	250	252
Investment Income (Loss), Net	(55)	4,743	117	(39)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,415	92	500	779
Realized Gains (Losses) on Sales of Investments, Net	(204)	(938)	(408)	419
Realized Gains (Losses) on Investments, Net	1,211	(846)	92	1,198
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(724)	(5,520)	(1,350)	923
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	487	(6,366)	(1,258)	2,121
Net Increase (Decrease) in Net Assets From Operations	$432	$(1,623)	$(1,141)	$2,082

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$808	$8	$—	$—

Expenses:
Mortality and Expense Risk Charges	401	3	—	—
Investment Income (Loss), Net	407	5	—	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(115)	(2)	—	(4)
Realized Gains (Losses) on Investments, Net	(115)	(2)	—	(4)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	222	(2)	1	2
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	107	(4)	1	(2)
Net Increase (Decrease) in Net Assets From Operations	$514	$1	$1	$(2)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Ivy VIP Natural Resources Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$48	$—	$224

Expenses:
Mortality and Expense Risk Charges	—	39	—	100
Investment Income (Loss), Net	—	9	—	124
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	84	—	103
Realized Gains (Losses) on Investments, Net	—	84	—	103
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	52	2	181
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1	136	2	284
Net Increase (Decrease) in Net Assets From Operations	$1	$145	$2	$408

	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$1,114	$120	$104	$467

Expenses:
Mortality and Expense Risk Charges	366	185	38	259
Investment Income (Loss), Net	748	(65)	66	208
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	915	—	—
Realized Gains (Losses) on Sales of Investments, Net	(207)	(14)	(386)	(34)
Realized Gains (Losses) on Investments, Net	(207)	901	(386)	(34)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	742	215	303	309
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	535	1,116	(83)	275
Net Increase (Decrease) in Net Assets From Operations	$1,283	$1,051	$(17)	$483
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$349	$86	$562	$1,115

Expenses:
Mortality and Expense Risk Charges	131	68	141	222
Investment Income (Loss), Net	218	18	421	893
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	275
Realized Gains (Losses) on Sales of Investments, Net	(46)	(82)	69	(30)
Realized Gains (Losses) on Investments, Net	(46)	(82)	69	245
Net Change in Unrealized Appreciation
(Depreciation) on Investments	201	323	73	790
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	155	241	142	1,035
Net Increase (Decrease) in Net Assets From Operations	$373	$259	$563	$1,928

	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3,378	$9	$1	$421

Expenses:
Mortality and Expense Risk Charges	1,111	8	—	497
Investment Income (Loss), Net	2,267	1	1	(76)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	4	—	—
Realized Gains (Losses) on Sales of Investments, Net	(257)	12	—	23
Realized Gains (Losses) on Investments, Net	(257)	16	—	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	524	38	1	2,839
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	267	54	1	2,862
Net Increase (Decrease) in Net Assets From Operations	$2,534	$55	$2	$2,786
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio
			(A)
Investment Income:
Dividends Reinvested in Fund Shares	$104	$1,770	$4	$—

Expenses:
Mortality and Expense Risk Charges	176	1,359	25	—
Investment Income (Loss), Net	(72)	411	(21)	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	874	913	33	2
Realized Gains (Losses) on Sales of Investments, Net	(254)	534	(421)	—
Realized Gains (Losses) on Investments, Net	620	1,447	(388)	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	407	3,556	(157)	16
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,027	5,003	(545)	18
Net Increase (Decrease) in Net Assets From Operations	$955	$5,414	$(566)	$18

	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$1	$—	$5,032	$262

Expenses:
Mortality and Expense Risk Charges	—	—	964	160
Investment Income (Loss), Net	1	—	4,068	102
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1	1	—	—
Realized Gains (Losses) on Sales of Investments, Net	—	—	(2,142)	(420)
Realized Gains (Losses) on Investments, Net	1	1	(2,142)	(420)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(2)	3	(6,342)	555
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(1)	4	(8,484)	135
Net Increase (Decrease) in Net Assets From Operations	$—	$4	$(4,416)	$237
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$60,907

Expenses:
Mortality and Expense Risk Charges	33,050
Investment Income (Loss), Net	27,857
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	60,024
Realized Gains (Losses) on Sales of Investments, Net	5,731
Realized Gains (Losses) on Investments, Net	65,755
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13,684
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	79,439
Net Increase (Decrease) in Net Assets From Operations	$107,296

(A)	Fund terminated in 2020. See Footnote 1 for further details.

The following open/available funds had no activity for the year or period ended December 31, 2020 and therefore, were not listed in the Statements of Operations:

BlackRock Equity Dividend V.I. Fund
BNY Mellon VIF Appreciation Portfolio
Franklin Strategic Income VIP Fund
Invesco V.I. Balanced-Risk Allocation Fund
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP Growth Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
MFS VIT Utilities Portfolio
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$57	$128	$6	$39
Realized Gains (Losses) on Investments, Net	1,308	1,441	(14)	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,272	2,241	2	(31)
Net Increase (Decrease) in Net Assets From Operations	2,637	3,810	(6)	10
Contract Transactions-All Products
Purchase Payments	42	82	46	190
Transfers Between Funds or (to) from General Account	992	(147)	(37)	331
Surrenders and Terminations	(1,343)	(2,743)	(146)	(21)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(2)	(3)	—	—
Rider Charge	(265)	(275)	(8)	(8)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(576)	(3,086)	(145)	492
Increase (Decrease) in Net Assets	2,061	724	(151)	502
Net Assets at Beginning of Period	26,578	25,854	919	417
Net Assets at End of Period	$28,639	$26,578	$768	$919
Changes in Units
Issued	59	5	5	53
Redeemed	(95)	(195)	(19)	(4)
Net Increase (Decrease)	(36)	(190)	(14)	49

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,239	$(513)	$40	$48
Realized Gains (Losses) on Investments, Net	4,406	3,630	82	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,341	9,152	158	208
Net Increase (Decrease) in Net Assets From Operations	6,986	12,269	280	279
Contract Transactions-All Products
Purchase Payments	234	141	226	560
Transfers Between Funds or (to) from General Account	(2,798)	(1,342)	199	565
Surrenders and Terminations	(5,551)	(5,563)	(341)	(214)
Rescissions	—	(1)	—	—
Bonus (Recapture)	—	—	—	4
Contract Maintenance Charge	(8)	(8)	—	—
Rider Charge	(1,513)	(1,531)	(59)	(54)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,636)	(8,304)	25	861
Increase (Decrease) in Net Assets	(2,650)	3,965	305	1,140
Net Assets at Beginning of Period	90,599	86,634	4,837	3,697
Net Assets at End of Period	$87,949	$90,599	$5,142	$4,837
Changes in Units
Issued	12	8	34	98
Redeemed	(529)	(469)	(32)	(23)
Net Increase (Decrease)	(517)	(461)	2	75
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund		AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$199	$187	$43	$36
Realized Gains (Losses) on Investments, Net	1,057	1,370	18	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,344	2,085	76	123
Net Increase (Decrease) in Net Assets From Operations	2,600	3,642	137	160
Contract Transactions-All Products
Purchase Payments	12	25	—	—
Transfers Between Funds or (to) from General Account	(65)	(364)	9	8
Surrenders and Terminations	(1,935)	(2,480)	(284)	(113)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(3)	(3)	(1)	(1)
Rider Charge	(460)	(468)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,451)	(3,290)	(276)	(106)
Increase (Decrease) in Net Assets	149	352	(139)	54
Net Assets at Beginning of Period	25,311	24,959	1,878	1,824
Net Assets at End of Period	$25,460	$25,311	$1,739	$1,878
Changes in Units
Issued	1	2	1	1
Redeemed	(150)	(210)	(25)	(11)
Net Increase (Decrease)	(149)	(208)	(24)	(10)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2		AZL Gateway Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$290	$273	$(39)	$(46)
Realized Gains (Losses) on Investments, Net	297	48	205	171
Net Change in Unrealized Appreciation
(Depreciation) on Investments	716	1,323	229	586
Net Increase (Decrease) in Net Assets From Operations	1,303	1,644	395	711
Contract Transactions-All Products
Purchase Payments	121	528	—	—
Transfers Between Funds or (to) from General Account	(429)	1,831	(189)	196
Surrenders and Terminations	(1,948)	(2,850)	(554)	(792)
Rescissions	—	—	—	—
Bonus (Recapture)	—	2	—	—
Contract Maintenance Charge	(3)	(3)	(1)	(1)
Rider Charge	(195)	(205)	(154)	(156)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,454)	(697)	(898)	(753)
Increase (Decrease) in Net Assets	(1,151)	947	(503)	(42)
Net Assets at Beginning of Period	20,470	19,523	8,239	8,281
Net Assets at End of Period	$19,319	$20,470	$7,736	$8,239
Changes in Units
Issued	10	222	—	16
Redeemed	(231)	(289)	(69)	(75)
Net Increase (Decrease)	(221)	(67)	(69)	(59)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Government Money Market Fund		AZL International Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(351)	$9	$172	$116
Realized Gains (Losses) on Investments, Net	—	—	27	93
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	—	69	758
Net Increase (Decrease) in Net Assets From Operations	(351)	9	268	967
Contract Transactions-All Products
Purchase Payments	130,093	79,894	—	—
Transfers Between Funds or (to) from General Account	(96,144)	(63,743)	(2)	(19)
Surrenders and Terminations	(19,100)	(16,362)	(404)	(438)
Rescissions	(589)	(310)	—	—
Bonus (Recapture)	63	32	—	—
Contract Maintenance Charge	(7)	(7)	(2)	(2)
Rider Charge	(349)	(254)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	13,967	(750)	(408)	(459)
Increase (Decrease) in Net Assets	13,616	(741)	(140)	508
Net Assets at Beginning of Period	32,267	33,008	5,550	5,042
Net Assets at End of Period	$45,883	$32,267	$5,410	$5,550
Changes in Units
Issued	10,052	6,432	—	—
Redeemed	(8,848)	(6,580)	(35)	(39)
Net Increase (Decrease)	1,204	(148)	(35)	(39)

	AZL International Index Fund Class 2		AZL MetWest Total Return Bond Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$190	$39	$35	$27
Realized Gains (Losses) on Investments, Net	260	575	122	11
Net Change in Unrealized Appreciation
(Depreciation) on Investments	469	3,513	3	108
Net Increase (Decrease) in Net Assets From Operations	919	4,127	160	146
Contract Transactions-All Products
Purchase Payments	19	177	7	327
Transfers Between Funds or (to) from General Account	(628)	(1,486)	578	487
Surrenders and Terminations	(2,126)	(2,862)	(373)	(119)
Rescissions	—	—	—	—
Bonus (Recapture)	(3)	8	—	—
Contract Maintenance Charge	(3)	(3)	—	—
Rider Charge	(69)	(90)	(37)	(28)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,810)	(4,256)	175	667
Increase (Decrease) in Net Assets	(1,891)	(129)	335	813
Net Assets at Beginning of Period	23,105	23,234	2,680	1,867
Net Assets at End of Period	$21,214	$23,105	$3,015	$2,680
Changes in Units
Issued	1	17	49	79
Redeemed	(223)	(362)	(36)	(14)
Net Increase (Decrease)	(222)	(345)	13	65
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Mid Cap Index Fund Class 1		AZL Mid Cap Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$55	$39	$(193)	$(262)
Realized Gains (Losses) on Investments, Net	135	341	715	2,188
Net Change in Unrealized Appreciation
(Depreciation) on Investments	100	102	2,316	3,710
Net Increase (Decrease) in Net Assets From Operations	290	482	2,838	5,636
Contract Transactions-All Products
Purchase Payments	—	—	32	225
Transfers Between Funds or (to) from General Account	(2)	—	(2,106)	(1,063)
Surrenders and Terminations	(111)	(150)	(2,438)	(3,429)
Rescissions	—	—	—	(25)
Bonus (Recapture)	—	—	—	(4)
Contract Maintenance Charge	(1)	(1)	(3)	(3)
Rider Charge	—	—	(118)	(148)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(114)	(151)	(4,633)	(4,447)
Increase (Decrease) in Net Assets	176	331	(1,795)	1,189
Net Assets at Beginning of Period	2,401	2,070	26,961	25,772
Net Assets at End of Period	$2,577	$2,401	$25,166	$26,961
Changes in Units
Issued	—	—	2	11
Redeemed	(9)	(12)	(195)	(213)
Net Increase (Decrease)	(9)	(12)	(193)	(202)

	AZL Moderate Index Strategy Fund		AZL Morgan Stanley Global Real Estate Fund Class 1
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$78	$214	$65	$35
Realized Gains (Losses) on Investments, Net	989	1,233	(696)	(25)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,343	3,932	117	301
Net Increase (Decrease) in Net Assets From Operations	3,410	5,379	(514)	311
Contract Transactions-All Products
Purchase Payments	57	89	—	—
Transfers Between Funds or (to) from General Account	390	(13)	(1,452)	(67)
Surrenders and Terminations	(2,835)	(3,370)	(61)	(138)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(3)	(3)	—	(1)
Rider Charge	(519)	(540)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,910)	(3,837)	(1,513)	(206)
Increase (Decrease) in Net Assets	500	1,542	(2,027)	105
Net Assets at Beginning of Period	34,102	32,560	2,027	1,922
Net Assets at End of Period	$34,602	$34,102	$—	$2,027
Changes in Units
Issued	26	4	—	—
Redeemed	(158)	(191)	(174)	(19)
Net Increase (Decrease)	(132)	(187)	(174)	(19)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2		AZL MSCI Emerging Markets Equity Index Class 1
	2020 (A)	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$84	$4	$13	$4
Realized Gains (Losses) on Investments, Net	(669)	8	53	26
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(73)	359	10	66
Net Increase (Decrease) in Net Assets From Operations	(658)	371	76	96
Contract Transactions-All Products
Purchase Payments	1	—	—	—
Transfers Between Funds or (to) from General Account	(1,759)	3	(18)	13
Surrenders and Terminations	(137)	(318)	(99)	(23)
Rescissions	—	—	—	—
Bonus (Recapture)	(1)	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(1)	(2)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,897)	(317)	(117)	(10)
Increase (Decrease) in Net Assets	(2,555)	54	(41)	86
Net Assets at Beginning of Period	2,555	2,501	701	615
Net Assets at End of Period	$—	$2,555	$660	$701
Changes in Units
Issued	—	—	—	1
Redeemed	(210)	(27)	(10)	(2)
Net Increase (Decrease)	(210)	(27)	(10)	(1)

	AZL MSCI Emerging Markets Equity Index Class 2		AZL MSCI Global Equity Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$35	$(36)	$(3)	$1
Realized Gains (Losses) on Investments, Net	137	132	43	27
Net Change in Unrealized Appreciation
(Depreciation) on Investments	347	517	8	107
Net Increase (Decrease) in Net Assets From Operations	519	613	48	135
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(205)	30	(134)	(109)
Surrenders and Terminations	(396)	(502)	(83)	(119)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	(1)	—	—
Rider Charge	(5)	(5)	(2)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(606)	(478)	(219)	(232)
Increase (Decrease) in Net Assets	(87)	135	(171)	(97)
Net Assets at Beginning of Period	4,594	4,459	495	592
Net Assets at End of Period	$4,507	$4,594	$324	$495
Changes in Units
Issued	—	4	—	—
Redeemed	(57)	(50)	(11)	(15)
Net Increase (Decrease)	(57)	(46)	(11)	(15)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$226	$252	$136	$(46)
Realized Gains (Losses) on Investments, Net	1,458	1,196	412	185
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11	4,255	(338)	1,012
Net Increase (Decrease) in Net Assets From Operations	1,695	5,703	210	1,151
Contract Transactions-All Products
Purchase Payments	1,195	3,290	262	1,202
Transfers Between Funds or (to) from General Account	689	(198)	(216)	146
Surrenders and Terminations	(3,144)	(3,335)	(297)	(231)
Rescissions	—	(29)	—	—
Bonus (Recapture)	—	9	—	2
Contract Maintenance Charge	(6)	(6)	(1)	(1)
Rider Charge	(593)	(571)	(139)	(133)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,859)	(840)	(391)	985
Increase (Decrease) in Net Assets	(164)	4,863	(181)	2,136
Net Assets at Beginning of Period	42,359	37,496	9,738	7,602
Net Assets at End of Period	$42,195	$42,359	$9,557	$9,738
Changes in Units
Issued	119	227	24	122
Redeemed	(256)	(284)	(57)	(33)
Net Increase (Decrease)	(137)	(57)	(33)	89

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Dynamic Balanced Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$389	$792	$506	$644
Realized Gains (Losses) on Investments, Net	203	55	1,441	3,213
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,057	3,441	(766)	7,020
Net Increase (Decrease) in Net Assets From Operations	1,649	4,288	1,181	10,877
Contract Transactions-All Products
Purchase Payments	581	1,980	913	1,314
Transfers Between Funds or (to) from General Account	(592)	35	(465)	(618)
Surrenders and Terminations	(1,896)	(1,332)	(6,834)	(10,664)
Rescissions	—	—	—	—
Bonus (Recapture)	5	2	—	11
Contract Maintenance Charge	(6)	(6)	(12)	(12)
Rider Charge	(458)	(440)	(1,111)	(1,171)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,366)	239	(7,509)	(11,140)
Increase (Decrease) in Net Assets	(717)	4,527	(6,328)	(263)
Net Assets at Beginning of Period	33,814	29,287	82,481	82,744
Net Assets at End of Period	$33,097	$33,814	$76,153	$82,481
Changes in Units
Issued	43	157	58	83
Redeemed	(221)	(137)	(535)	(799)
Net Increase (Decrease)	(178)	20	(477)	(716)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund		AZL MVP Fusion Dynamic Moderate Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$148	$164	$1,060	$1,917
Realized Gains (Losses) on Investments, Net	444	624	5,136	10,395
Net Change in Unrealized Appreciation
(Depreciation) on Investments	165	1,533	(1,390)	18,916
Net Increase (Decrease) in Net Assets From Operations	757	2,321	4,806	31,228
Contract Transactions-All Products
Purchase Payments	367	355	1,205	4,110
Transfers Between Funds or (to) from General Account	1,736	72	(1,308)	(5,102)
Surrenders and Terminations	(1,521)	(1,748)	(15,629)	(20,559)
Rescissions	—	(2)	—	(1)
Bonus (Recapture)	9	2	1	33
Contract Maintenance Charge	(3)	(3)	(26)	(27)
Rider Charge	(318)	(310)	(3,114)	(3,284)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	270	(1,634)	(18,871)	(24,830)
Increase (Decrease) in Net Assets	1,027	687	(14,065)	6,398
Net Assets at Beginning of Period	20,871	20,184	218,112	211,714
Net Assets at End of Period	$21,898	$20,871	$204,047	$218,112
Changes in Units
Issued	152	31	76	260
Redeemed	(125)	(143)	(1,270)	(1,839)
Net Increase (Decrease)	27	(112)	(1,194)	(1,579)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$6,583	$207	$979	$2,095
Realized Gains (Losses) on Investments, Net	3,234	3,068	15,347	11,595
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,984)	9,236	(6,903)	37,101
Net Increase (Decrease) in Net Assets From Operations	4,833	12,511	9,423	50,791
Contract Transactions-All Products
Purchase Payments	696	2,768	8,502	29,580
Transfers Between Funds or (to) from General Account	(2,711)	(4,125)	(2,429)	5,478
Surrenders and Terminations	(6,568)	(6,184)	(17,490)	(14,161)
Rescissions	—	(22)	—	(47)
Bonus (Recapture)	—	8	6	43
Contract Maintenance Charge	(14)	(14)	(33)	(31)
Rider Charge	(1,296)	(1,368)	(4,358)	(4,045)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,893)	(8,937)	(15,802)	16,817
Increase (Decrease) in Net Assets	(5,060)	3,574	(6,379)	67,608
Net Assets at Beginning of Period	93,339	89,765	330,885	263,277
Net Assets at End of Period	$88,279	$93,339	$324,506	$330,885
Changes in Units
Issued	51	215	510	2,159
Redeemed	(796)	(903)	(1,462)	(1,127)
Net Increase (Decrease)	(745)	(688)	(952)	1,032
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$236	$357	$2,166	$561
Realized Gains (Losses) on Investments, Net	2,539	2,287	8,045	6,056
Net Change in Unrealized Appreciation
(Depreciation) on Investments	886	6,646	345	20,171
Net Increase (Decrease) in Net Assets From Operations	3,661	9,290	10,556	26,788
Contract Transactions-All Products
Purchase Payments	1,608	1,825	4,976	14,805
Transfers Between Funds or (to) from General Account	4,917	(1,508)	3,327	12,894
Surrenders and Terminations	(4,882)	(3,364)	(9,104)	(6,243)
Rescissions	—	(25)	—	(93)
Bonus (Recapture)	—	9	57	40
Contract Maintenance Charge	(8)	(8)	(18)	(17)
Rider Charge	(898)	(846)	(2,517)	(2,238)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	737	(3,917)	(3,279)	19,148
Increase (Decrease) in Net Assets	4,398	5,373	7,277	45,936
Net Assets at Beginning of Period	61,833	56,460	173,290	127,354
Net Assets at End of Period	$66,231	$61,833	$180,567	$173,290
Changes in Units
Issued	442	115	534	1,943
Redeemed	(359)	(361)	(765)	(590)
Net Increase (Decrease)	83	(246)	(231)	1,353

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(9)	$(2)	$(382)	$(341)
Realized Gains (Losses) on Investments, Net	300	537	3,438	4,153
Net Change in Unrealized Appreciation
(Depreciation) on Investments	875	380	5,055	3,972
Net Increase (Decrease) in Net Assets From Operations	1,166	915	8,111	7,784
Contract Transactions-All Products
Purchase Payments	—	—	19	250
Transfers Between Funds or (to) from General Account	(49)	(5)	(4,074)	(2,111)
Surrenders and Terminations	(117)	(471)	(3,241)	(3,985)
Rescissions	—	—	—	(43)
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(1)	(3)	(4)
Rider Charge	—	—	(118)	(137)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(167)	(477)	(7,417)	(6,030)
Increase (Decrease) in Net Assets	999	438	694	1,754
Net Assets at Beginning of Period	3,289	2,851	27,265	25,511
Net Assets at End of Period	$4,288	$3,289	$27,959	$27,265
Changes in Units
Issued	—	—	1	9
Redeemed	(9)	(31)	(223)	(236)
Net Increase (Decrease)	(9)	(31)	(222)	(227)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$182	$184	$4	$(1)
Realized Gains (Losses) on Investments, Net	552	751	447	883
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(742)	1,757	(563)	2,838
Net Increase (Decrease) in Net Assets From Operations	(8)	2,692	(112)	3,720
Contract Transactions-All Products
Purchase Payments	4	1	4	181
Transfers Between Funds or (to) from General Account	(67)	(169)	(382)	(821)
Surrenders and Terminations	(777)	(1,250)	(1,688)	(1,925)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	(4)	—
Contract Maintenance Charge	(4)	(5)	(2)	(2)
Rider Charge	—	—	(70)	(88)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(844)	(1,423)	(2,142)	(2,655)
Increase (Decrease) in Net Assets	(852)	1,269	(2,254)	1,065
Net Assets at Beginning of Period	12,802	11,533	17,797	16,732
Net Assets at End of Period	$11,950	$12,802	$15,543	$17,797
Changes in Units
Issued	—	—	—	9
Redeemed	(69)	(113)	(105)	(143)
Net Increase (Decrease)	(69)	(113)	(105)	(134)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(158)	$(222)	$2	$—
Realized Gains (Losses) on Investments, Net	4,622	4,264	16	83
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,623	7,415	22	41
Net Increase (Decrease) in Net Assets From Operations	6,087	11,457	40	124
Contract Transactions-All Products
Purchase Payments	60	310	—	—
Transfers Between Funds or (to) from General Account	(521)	(3,268)	2	(1)
Surrenders and Terminations	(4,881)	(6,495)	(59)	(61)
Rescissions	—	(31)	—	—
Bonus (Recapture)	(2)	1	—	—
Contract Maintenance Charge	(6)	(6)	—	—
Rider Charge	(200)	(242)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(5,550)	(9,731)	(57)	(62)
Increase (Decrease) in Net Assets	537	1,726	(17)	62
Net Assets at Beginning of Period	45,078	43,352	691	629
Net Assets at End of Period	$45,615	$45,078	$674	$691
Changes in Units
Issued	3	16	—	—
Redeemed	(260)	(523)	(6)	(5)
Net Increase (Decrease)	(257)	(507)	(6)	(5)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(158)	$(216)	$(161)	$(2)
Realized Gains (Losses) on Investments, Net	469	1,694	2,724	2,176
Net Change in Unrealized Appreciation
(Depreciation) on Investments	975	1,382	530	2,577
Net Increase (Decrease) in Net Assets From Operations	1,286	2,860	3,093	4,751
Contract Transactions-All Products
Purchase Payments	17	256	18	466
Transfers Between Funds or (to) from General Account	(241)	182	(922)	(581)
Surrenders and Terminations	(1,343)	(2,407)	(2,417)	(3,098)
Rescissions	—	—	—	—
Bonus (Recapture)	(2)	4	—	—
Contract Maintenance Charge	(2)	(2)	(3)	(3)
Rider Charge	(21)	(26)	(51)	(67)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,592)	(1,993)	(3,375)	(3,283)
Increase (Decrease) in Net Assets	(306)	867	(282)	1,468
Net Assets at Beginning of Period	16,165	15,298	24,132	22,664
Net Assets at End of Period	$15,859	$16,165	$23,850	$24,132
Changes in Units
Issued	5	24	1	20
Redeemed	(78)	(128)	(152)	(177)
Net Increase (Decrease)	(73)	(104)	(151)	(157)

	BlackRock Global Allocation V.I. Fund		ClearBridge Variable Aggressive Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(329)	$(349)	$—	$1
Realized Gains (Losses) on Investments, Net	5,101	3,023	2	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,722	8,888	6	14
Net Increase (Decrease) in Net Assets From Operations	12,494	11,562	8	16
Contract Transactions-All Products
Purchase Payments	77	120	—	—
Transfers Between Funds or (to) from General Account	(5,339)	(3,353)	(32)	—
Surrenders and Terminations	(6,831)	(6,987)	—	(1)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(9)	(10)	—	—
Rider Charge	(1,313)	(1,378)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(13,415)	(11,608)	(32)	(1)
Increase (Decrease) in Net Assets	(921)	(46)	(24)	15
Net Assets at Beginning of Period	77,529	77,575	81	66
Net Assets at End of Period	$76,608	$77,529	$57	$81
Changes in Units
Issued	5	9	—	—
Redeemed	(948)	(904)	(1)	—
Net Increase (Decrease)	(943)	(895)	(1)	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$(7)	$(11)
Realized Gains (Losses) on Investments, Net	2	4	47	65
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11	7	(111)	161
Net Increase (Decrease) in Net Assets From Operations	13	11	(71)	215
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	35	(1)
Surrenders and Terminations	—	(1)	(78)	(310)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(1)	(43)	(311)
Increase (Decrease) in Net Assets	13	10	(114)	(96)
Net Assets at Beginning of Period	29	19	1,020	1,116
Net Assets at End of Period	$42	$29	$906	$1,020
Changes in Units
Issued	—	—	3	—
Redeemed	—	—	(5)	(19)
Net Increase (Decrease)	—	—	(2)	(19)

	Eaton Vance VT Floating-Rate Income Fund		Fidelity VIP Emerging Markets Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$9	$—	$—
Realized Gains (Losses) on Investments, Net	(5)	—	3	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6	7	2	5
Net Increase (Decrease) in Net Assets From Operations	1	16	5	6
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(239)	—	(5)	—
Surrenders and Terminations	—	(16)	—	(7)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(239)	(16)	(5)	(7)
Increase (Decrease) in Net Assets	(238)	—	—	(1)
Net Assets at Beginning of Period	238	238	23	24
Net Assets at End of Period	$—	$238	$23	$23
Changes in Units
Issued	—	—	—	—
Redeemed	(14)	—	(1)	—
Net Increase (Decrease)	(14)	—	(1)	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Fidelity VIP FundsManager 50% Portfolio		Fidelity VIP FundsManager 60% Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(12)	$(3)	$(61)	$(28)
Realized Gains (Losses) on Investments, Net	70	215	148	1,395
Net Change in Unrealized Appreciation
(Depreciation) on Investments	142	80	1,007	280
Net Increase (Decrease) in Net Assets From Operations	200	292	1,094	1,647
Contract Transactions-All Products
Purchase Payments	—	—	1	7
Transfers Between Funds or (to) from General Account	(135)	(234)	(316)	(168)
Surrenders and Terminations	(142)	(201)	(655)	(1,700)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	(31)	(33)	(156)	(171)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(308)	(468)	(1,127)	(2,033)
Increase (Decrease) in Net Assets	(108)	(176)	(33)	(386)
Net Assets at Beginning of Period	1,867	2,043	9,400	9,786
Net Assets at End of Period	$1,759	$1,867	$9,367	$9,400
Changes in Units
Issued	—	—	—	—
Redeemed	(19)	(29)	(69)	(135)
Net Increase (Decrease)	(19)	(29)	(69)	(135)

	Fidelity VIP Mid Cap Portfolio		Fidelity VIP Strategic Income Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$2	$2
Realized Gains (Losses) on Investments, Net	—	5	1	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	4	2	3
Net Increase (Decrease) in Net Assets From Operations	10	9	5	5
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	8	—	—	20
Surrenders and Terminations	(1)	(1)	(1)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	7	(1)	(1)	20
Increase (Decrease) in Net Assets	17	8	4	25
Net Assets at Beginning of Period	46	38	58	33
Net Assets at End of Period	$63	$46	$62	$58
Changes in Units
Issued	—	—	—	1
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	1
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin Allocation VIP Fund		Franklin Income VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(55)	$59	$4,743	$4,663
Realized Gains (Losses) on Investments, Net	1,211	299	(846)	2,398
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(724)	543	(5,520)	9,366
Net Increase (Decrease) in Net Assets From Operations	432	901	(1,623)	16,427
Contract Transactions-All Products
Purchase Payments	—	—	295	432
Transfers Between Funds or (to) from General Account	(113)	17	918	(2,569)
Surrenders and Terminations	(421)	(792)	(8,620)	(9,207)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	(2)
Contract Maintenance Charge	(1)	(1)	(20)	(20)
Rider Charge	(3)	(4)	(1,344)	(1,415)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(538)	(780)	(8,770)	(12,781)
Increase (Decrease) in Net Assets	(106)	121	(10,393)	3,646
Net Assets at Beginning of Period	5,714	5,593	123,386	119,740
Net Assets at End of Period	$5,608	$5,714	$112,993	$123,386
Changes in Units
Issued	—	1	22	6
Redeemed	(48)	(71)	(148)	(191)
Net Increase (Decrease)	(48)	(70)	(126)	(185)

	Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$117	$(11)	$(39)	$(38)
Realized Gains (Losses) on Investments, Net	92	1,653	1,198	2,943
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,350)	1,402	923	885
Net Increase (Decrease) in Net Assets From Operations	(1,141)	3,044	2,082	3,790
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(79)	(463)	(139)	(141)
Surrenders and Terminations	(1,406)	(2,020)	(1,486)	(1,532)
Rescissions	—	—	—	—
Bonus (Recapture)	—	(5)	—	—
Contract Maintenance Charge	(3)	(3)	(5)	(5)
Rider Charge	(46)	(63)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,534)	(2,554)	(1,630)	(1,678)
Increase (Decrease) in Net Assets	(2,675)	490	452	2,112
Net Assets at Beginning of Period	16,322	15,832	16,450	14,338
Net Assets at End of Period	$13,647	$16,322	$16,902	$16,450
Changes in Units
Issued	3	—	—	—
Redeemed	(51)	(82)	(20)	(21)
Net Increase (Decrease)	(48)	(82)	(20)	(21)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. Global Strategic Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$407	$325	$5	$2
Realized Gains (Losses) on Investments, Net	(115)	(298)	(2)	(2)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	222	894	(2)	12
Net Increase (Decrease) in Net Assets From Operations	514	921	1	12
Contract Transactions-All Products
Purchase Payments	13	21	—	—
Transfers Between Funds or (to) from General Account	981	311	—	—
Surrenders and Terminations	(2,446)	(4,016)	(9)	(15)
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(5)	(6)	—	—
Rider Charge	(222)	(244)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,679)	(3,933)	(9)	(15)
Increase (Decrease) in Net Assets	(1,165)	(3,012)	(8)	(3)
Net Assets at Beginning of Period	24,617	27,629	149	152
Net Assets at End of Period	$23,452	$24,617	$141	$149
Changes in Units
Issued	34	13	—	—
Redeemed	(93)	(156)	(1)	—
Net Increase (Decrease)	(59)	(143)	(1)	—

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. American Value Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$—	$—
Realized Gains (Losses) on Investments, Net	—	(1)	(4)	2
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	3	2	3
Net Increase (Decrease) in Net Assets From Operations	1	2	(2)	5
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	(9)	—
Surrenders and Terminations	—	(10)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(10)	(9)	—
Increase (Decrease) in Net Assets	1	(8)	(11)	5
Net Assets at Beginning of Period	5	13	26	21
Net Assets at End of Period	$6	$5	$15	$26
Changes in Units
Issued	—	—	—	—
Redeemed	—	(1)	(1)	—
Net Increase (Decrease)	—	(1)	(1)	—
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Ivy VIP Natural Resources Portfolio		JPMorgan Insurance Trust Core Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$9	$16
Realized Gains (Losses) on Investments, Net	—	—	84	14
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	—	52	88
Net Increase (Decrease) in Net Assets From Operations	1	—	145	118
Contract Transactions-All Products
Purchase Payments	—	—	440	150
Transfers Between Funds or (to) from General Account	9	—	766	547
Surrenders and Terminations	(1)	—	(739)	(223)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	(30)	(22)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	8	—	437	452
Increase (Decrease) in Net Assets	9	—	582	570
Net Assets at Beginning of Period	—	—	2,111	1,541
Net Assets at End of Period	$9	$—	$2,693	$2,111
Changes in Units
Issued	1	—	85	50
Redeemed	—	—	(53)	(16)
Net Increase (Decrease)	1	—	32	34

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$124	$107
Realized Gains (Losses) on Investments, Net	—	—	103	9
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	2	181	344
Net Increase (Decrease) in Net Assets From Operations	2	2	408	460
Contract Transactions-All Products
Purchase Payments	—	—	183	1,055
Transfers Between Funds or (to) from General Account	—	—	930	661
Surrenders and Terminations	—	—	(1,016)	(789)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	4	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider Charge	—	—	(85)	(70)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	15	856
Increase (Decrease) in Net Assets	2	2	423	1,316
Net Assets at Beginning of Period	12	10	6,711	5,395
Net Assets at End of Period	$14	$12	$7,134	$6,711
Changes in Units
Issued	—	—	55	93
Redeemed	—	—	(55)	(47)
Net Increase (Decrease)	—	—	—	46
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	MFS VIT Utilities Portfolio		PIMCO VIT All Asset Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$748	$338
Realized Gains (Losses) on Investments, Net	—	—	(207)	(172)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	1	742	2,380
Net Increase (Decrease) in Net Assets From Operations	—	1	1,283	2,546
Contract Transactions-All Products
Purchase Payments	—	—	126	148
Transfers Between Funds or (to) from General Account	—	—	(501)	(1,519)
Surrenders and Terminations	—	—	(2,338)	(2,948)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	—	—	(4)	(4)
Rider Charge	—	—	(365)	(418)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	(3,082)	(4,740)
Increase (Decrease) in Net Assets	—	1	(1,799)	(2,194)
Net Assets at Beginning of Period	6	5	25,074	27,268
Net Assets at End of Period	$6	$6	$23,275	$25,074
Changes in Units
Issued	—	—	7	9
Redeemed	—	—	(183)	(282)
Net Increase (Decrease)	—	—	(176)	(273)

	PIMCO VIT Balanced Allocation Portfolio		PIMCO VIT CommodityRealReturn Strategy Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(65)	$76	$66	$42
Realized Gains (Losses) on Investments, Net	901	3	(386)	(228)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	215	1,863	303	345
Net Increase (Decrease) in Net Assets From Operations	1,051	1,942	(17)	159
Contract Transactions-All Products
Purchase Payments	121	125	—	50
Transfers Between Funds or (to) from General Account	(172)	(339)	38	129
Surrenders and Terminations	(1,032)	(812)	(242)	(223)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	(3)	3
Contract Maintenance Charge	(2)	(2)	—	—
Rider Charge	(162)	(166)	(3)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,247)	(1,194)	(210)	(45)
Increase (Decrease) in Net Assets	(196)	748	(227)	114
Net Assets at Beginning of Period	12,484	11,736	1,933	1,819
Net Assets at End of Period	$12,288	$12,484	$1,706	$1,933
Changes in Units
Issued	10	11	13	36
Redeemed	(116)	(118)	(51)	(43)
Net Increase (Decrease)	(106)	(107)	(38)	(7)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Dynamic Bond Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$208	$537	$218	$229
Realized Gains (Losses) on Investments, Net	(34)	20	(46)	(60)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	309	50	201	859
Net Increase (Decrease) in Net Assets From Operations	483	607	373	1,028
Contract Transactions-All Products
Purchase Payments	10	14	—	2
Transfers Between Funds or (to) from General Account	301	887	249	(278)
Surrenders and Terminations	(1,677)	(2,219)	(820)	(926)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(3)	(3)	(1)	(1)
Rider Charge	(221)	(233)	(93)	(103)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,590)	(1,554)	(665)	(1,306)
Increase (Decrease) in Net Assets	(1,107)	(947)	(292)	(278)
Net Assets at Beginning of Period	17,819	18,766	8,216	8,494
Net Assets at End of Period	$16,712	$17,819	$7,924	$8,216
Changes in Units
Issued	26	83	14	—
Redeemed	(174)	(229)	(48)	(71)
Net Increase (Decrease)	(148)	(146)	(34)	(71)

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)		PIMCO VIT Global Core Bond (Hedged) Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$18	$18	$421	$67
Realized Gains (Losses) on Investments, Net	(82)	(95)	69	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	323	227	73	493
Net Increase (Decrease) in Net Assets From Operations	259	150	563	606
Contract Transactions-All Products
Purchase Payments	3	3	20	256
Transfers Between Funds or (to) from General Account	37	226	263	(88)
Surrenders and Terminations	(424)	(511)	(1,245)	(1,002)
Rescissions	—	—	—	—
Bonus (Recapture)	(1)	—	—	—
Contract Maintenance Charge	—	(1)	(2)	(2)
Rider Charge	(29)	(31)	(118)	(125)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(414)	(314)	(1,082)	(961)
Increase (Decrease) in Net Assets	(155)	(164)	(519)	(355)
Net Assets at Beginning of Period	3,680	3,844	9,668	10,023
Net Assets at End of Period	$3,525	$3,680	$9,149	$9,668
Changes in Units
Issued	2	18	26	25
Redeemed	(35)	(43)	(133)	(122)
Net Increase (Decrease)	(33)	(25)	(107)	(97)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio		PIMCO VIT High Yield Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$893	$82	$2,267	$2,645
Realized Gains (Losses) on Investments, Net	245	(39)	(257)	(50)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	790	2,092	524	6,938
Net Increase (Decrease) in Net Assets From Operations	1,928	2,135	2,534	9,533
Contract Transactions-All Products
Purchase Payments	16	38	59	103
Transfers Between Funds or (to) from General Account	(773)	(488)	705	345
Surrenders and Terminations	(1,054)	(1,548)	(10,536)	(9,166)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	1
Contract Maintenance Charge	(2)	(2)	(11)	(12)
Rider Charge	(286)	(300)	(834)	(930)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,099)	(2,300)	(10,616)	(9,659)
Increase (Decrease) in Net Assets	(171)	(165)	(8,082)	(126)
Net Assets at Beginning of Period	14,688	14,853	76,529	76,655
Net Assets at End of Period	$14,517	$14,688	$68,447	$76,529
Changes in Units
Issued	1	3	38	17
Redeemed	(162)	(192)	(472)	(434)
Net Increase (Decrease)	(161)	(189)	(434)	(417)

	PIMCO VIT Long-Term U.S. Government Portfolio		PIMCO VIT Low Duration Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$1	$1	$1
Realized Gains (Losses) on Investments, Net	16	15	—	(1)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38	6	1	1
Net Increase (Decrease) in Net Assets From Operations	55	22	2	1
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	379	134	56	—
Surrenders and Terminations	(154)	(28)	—	(13)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(1)	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	224	106	56	(13)
Increase (Decrease) in Net Assets	279	128	58	(12)
Net Assets at Beginning of Period	311	183	47	59
Net Assets at End of Period	$590	$311	$105	$47
Changes in Units
Issued	10	5	3	—
Redeemed	(4)	(1)	—	(1)
Net Increase (Decrease)	6	4	3	(1)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Global Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(76)	$—	$(72)	$(40)
Realized Gains (Losses) on Investments, Net	23	(351)	620	(273)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,839	2,494	407	2,543
Net Increase (Decrease) in Net Assets From Operations	2,786	2,143	955	2,230
Contract Transactions-All Products
Purchase Payments	37	90	1	—
Transfers Between Funds or (to) from General Account	(129)	(109)	(471)	(291)
Surrenders and Terminations	(4,060)	(3,630)	(965)	(1,200)
Rescissions	—	—	—	—
Bonus (Recapture)	—	2	—	(3)
Contract Maintenance Charge	(5)	(5)	(2)	(2)
Rider Charge	(367)	(399)	(9)	(13)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,524)	(4,051)	(1,446)	(1,509)
Increase (Decrease) in Net Assets	(1,738)	(1,908)	(491)	721
Net Assets at Beginning of Period	31,244	33,152	10,093	9,372
Net Assets at End of Period	$29,506	$31,244	$9,602	$10,093
Changes in Units
Issued	2	6	—	—
Redeemed	(290)	(276)	(97)	(109)
Net Increase (Decrease)	(288)	(270)	(97)	(109)

	PIMCO VIT Total Return Portfolio		RCM Dynamic Multi-Asset Plus VIT Portfolio
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$411	$1,175	$(21)	$1
Realized Gains (Losses) on Investments, Net	1,447	(251)	(388)	126
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,556	4,610	(157)	502
Net Increase (Decrease) in Net Assets From Operations	5,414	5,534	(566)	629
Contract Transactions-All Products
Purchase Payments	1,360	3,245	—	601
Transfers Between Funds or (to) from General Account	2,398	2,897	(4,531)	55
Surrenders and Terminations	(11,088)	(11,315)	(43)	(100)
Rescissions	—	(10)	—	—
Bonus (Recapture)	5	11	—	—
Contract Maintenance Charge	(13)	(13)	—	(1)
Rider Charge	(1,039)	(1,053)	(27)	(79)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(8,377)	(6,238)	(4,601)	476
Increase (Decrease) in Net Assets	(2,963)	(704)	(5,167)	1,105
Net Assets at Beginning of Period	84,759	85,463	5,167	4,062
Net Assets at End of Period	$81,796	$84,759	$—	$5,167
Changes in Units
Issued	162	294	—	63
Redeemed	(551)	(615)	(464)	(17)
Net Increase (Decrease)	(389)	(321)	(464)	46
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$1	$1
Realized Gains (Losses) on Investments, Net	2	1	1	3
Net Change in Unrealized Appreciation
(Depreciation) on Investments	16	11	(2)	7
Net Increase (Decrease) in Net Assets From Operations	18	12	—	11
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	—	—	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	—	—
Increase (Decrease) in Net Assets	18	12	—	11
Net Assets at Beginning of Period	53	41	52	41
Net Assets at End of Period	$71	$53	$52	$52
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—

	T. Rowe Price Health Sciences Portfolio		Templeton Global Bond VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$—	$4,068	$3,776
Realized Gains (Losses) on Investments, Net	1	1	(2,142)	(692)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3	2	(6,342)	(2,741)
Net Increase (Decrease) in Net Assets From Operations	4	3	(4,416)	343
Contract Transactions-All Products
Purchase Payments	—	—	19	81
Transfers Between Funds or (to) from General Account	—	—	5,690	4,120
Surrenders and Terminations	—	—	(9,004)	(8,104)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(11)	(12)
Rider Charge	—	—	(745)	(822)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	—	(4,051)	(4,737)
Increase (Decrease) in Net Assets	4	3	(8,467)	(4,394)
Net Assets at Beginning of Period	12	9	66,699	71,093
Net Assets at End of Period	$16	$12	$58,232	$66,699
Changes in Units
Issued	—	—	133	92
Redeemed	—	—	(221)	(192)
Net Increase (Decrease)	—	—	(88)	(100)
See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Templeton Growth VIP Fund		Total All Funds
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$102	$97	$27,857	$20,475
Realized Gains (Losses) on Investments, Net	(420)	1,689	65,755	75,928
Net Change in Unrealized Appreciation
(Depreciation) on Investments	555	(563)	13,684	203,964
Net Increase (Decrease) in Net Assets From Operations	237	1,223	107,296	300,367
Contract Transactions-All Products
Purchase Payments	—	—	154,098	151,472
Transfers Between Funds or (to) from General Account	(448)	19	(106,774)	(64,262)
Surrenders and Terminations	(693)	(1,092)	(191,380)	(202,784)
Rescissions	—	—	(589)	(639)
Bonus (Recapture)	—	(1)	136	214
Contract Maintenance Charge	(3)	(3)	(289)	(298)
Rider Charge	(26)	(34)	(26,571)	(26,844)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,170)	(1,111)	(171,369)	(143,141)
Increase (Decrease) in Net Assets	(933)	112	(64,073)	157,226
Net Assets at Beginning of Period	9,901	9,789	2,194,439	2,037,213
Net Assets at End of Period	$8,968	$9,901	$2,130,366	$2,194,439
Changes in Units
Issued	—	2	12,926	13,180
Redeemed	(38)	(40)	(22,430)	(20,829)
Net Increase (Decrease)	(38)	(38)	(9,504)	(7,649)

(A)	Fund terminated in 2020. See Footnote 1 for further details.
(B)	Fund terminated in 2019. See Footnote 1 for further details.

The following open/available funds had no activity for the years or periods ended December 31, 2020 and 2019, and therefore, were not listed in the Statements of Changes in Net Assets:

BlackRock Equity Dividend V.I. Fund
BNY Mellon VIF Appreciation Portfolio
Franklin Strategic Income VIP Fund
Invesco V.I. Balanced-Risk Allocation Fund
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP Growth Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Oppenheimer Global Multi-Alternatives Fund/VA (B)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

(1) Organization
Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life of New York applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established by Allianz Life of New York on February 26, 1988, and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life of New York may conduct. Allianz Life of New York products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage New York.

•Allianz Advantage
•Allianz Charter II New York
•Allianz High Five New York
•Allianz Index Advantage New York
•Allianz Opportunity
•Valuemark II New York
•Allianz Valuemark IV New York
•Allianz Vision New York
•Allianz Retirement Advantage New York
•Allianz Retirement Pro New York

The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund *†	Allianz Investment Management, LLC

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
AZL MVP DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Balanced Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Conservative Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Moderate Fund *†	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund *	BlackRock Advisors, LLC
BNY Mellon VIF Appreciation Portfolio *	BNY Mellon Investment Adviser, Inc
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Eaton Vance VT Floating-Rate Income Fund *	Eaton Vance Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP FundsManager 50% Portfolio	FMR Co., Inc.
Fidelity VIP FundsManager 60% Portfolio	FMR Co., Inc.
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Allocation VIP Fund *	Franklin Templeton Services, LLC
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Ivy VIP Asset Strategy Portfolio *	Ivy Investment Management Company
Ivy VIP Energy Portfolio *	Ivy Investment Management Company
Ivy VIP Growth Portfolio *	Ivy Investment Management Company

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
Ivy VIP Mid Cap Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Natural Resources Portfolio *	Ivy Investment Management Company
Ivy VIP Science and Technology Portfolio *	Ivy Investment Management Company
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Dynamic Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Managed Asset Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited
* Fund contains share classes which assess 12b-1 fees.
† The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

During the year ended December 31, 2019, the funds listed below changed their name. There were no name changes in 2020.

Prior Fund Name	Current Fund Name	Effective Date
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund	May 1, 2019
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund	May 24, 2019
MFS VIT II International Value Portfolio	MFS International Intrinsic Value Portfolio	June 1, 2019
Dreyfus VIF Appreciation Portfolio	BNY Mellon VIF Appreciation Portfolio	June 3, 2019
PIMCO VIT Global Multi‐Asset Managed Allocation Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	October 1, 2019
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP Global Balanced Index Strategy Fund	November 18, 2019

During the years ended December 31, 2020 and 2019, the following funds were closed to new money:

Fund	Date Closed
Oppenheimer Global Multi-Alternatives Fund/VA	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	August 21, 2020

During the years ended December 31, 2020 and 2019, no funds were added as available options.
During the years ended December 31, 2020 and 2019, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Oppenheimer Global Multi-Alternatives Fund/VA	AZL Government Money Market Fund	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	AZL MVP Moderate Index Strategy Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL S&P 500 Index Fund	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	AZL S&P 500 Index Fund	August 21, 2020

Effective December 4, 2020, a One-for-Two Reverse Split occurred for the Lazard Retirement U.S. Small-Mid Cap Equity Portfolio. The effect of this transaction was to divide the number of outstanding shares of the fund by the split ratio, resulting in a corresponding increase in the net asset value per share. The shares presented in the Statements of Assets and Liabilities reflect this reverse split. There were no changes in the net assets, results of operations or total return as a result of this transaction.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.

The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2020, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the Variable Account.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life of New York's expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2020:

Mortality and Expense Risk Charges
Allianz Life of New York assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.35% to 3.55% annually during the accumulation phase, or from 1.25% to 1.90% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These withdrawal charges are imposed as a percentage, with a range of 2.0% to 6.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value.

•Investment Protector: 1.05% to 1.30%
•Income Protector: 1.00% to 1.70%
•Income Focus: 1.30%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.85% to 1.05% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - is 1.25% annually and is accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.

Additional details on charges and fees can be found in the respective product prospectus.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life of New York, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life of New York understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$3,982	$3,563
AZL DFA Five-Year Global Fixed Income Fund	491	630
AZL DFA Multi-Strategy Fund	8,312	12,060
AZL Enhanced Bond Index Fund	1,548	1,482
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	2,374	3,911
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	108	341
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	4,094	6,257
AZL Gateway Fund	273	1,209
AZL Government Money Market Fund	117,523	103,906
AZL International Index Fund Class 1	292	514
AZL International Index Fund Class 2	2,302	4,883
AZL MetWest Total Return Bond Fund	1,761	1,505
AZL Mid Cap Index Fund Class 1	259	145
AZL Mid Cap Index Fund Class 2	3,717	7,860
AZL Moderate Index Strategy Fund	4,377	6,032
AZL Morgan Stanley Global Real Estate Fund Class 1	106	1,554
AZL Morgan Stanley Global Real Estate Fund Class 2	364	2,178
AZL MSCI Emerging Markets Equity Index Class 1	43	125
AZL MSCI Emerging Markets Equity Index Class 2	562	987
AZL MSCI Global Equity Index Fund	93	314
AZL MVP Balanced Index Strategy Fund	5,192	5,738
AZL MVP DFA Multi-Strategy Fund	1,256	1,129
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	4,176	6,152
AZL MVP Fusion Dynamic Balanced Fund	6,299	10,958
AZL MVP Fusion Dynamic Conservative Fund	5,045	4,102
AZL MVP Fusion Dynamic Moderate Fund	16,674	27,312
AZL MVP Global Balanced Index Strategy Fund	11,230	12,093
AZL MVP Growth Index Strategy Fund	34,793	36,935
AZL MVP Moderate Index Strategy Fund	12,140	9,098
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	32,390	28,145
AZL Russell 1000 Growth Index Fund Class 1	316	224
AZL Russell 1000 Growth Index Fund Class 2	3,570	10,078
AZL Russell 1000 Value Index Fund Class 1	1,095	1,042

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
AZL Russell 1000 Value Index Fund Class 2	$2,237	$3,666
AZL S&P 500 Index Fund	9,081	13,255
AZL Small Cap Stock Index Fund Class 1	56	72
AZL Small Cap Stock Index Fund Class 2	2,243	3,297
AZL T. Rowe Price Capital Appreciation Fund	5,543	7,450
BlackRock Equity Dividend V.I. Fund	—	—
BlackRock Global Allocation V.I. Fund	6,343	15,745
BNY Mellon VIF Appreciation Portfolio	—	—
ClearBridge Variable Aggressive Growth Portfolio	5	33
Columbia Variable Portfolio – Seligman Global Technology Fund	2	—
Davis VA Financial Portfolio	130	128
Eaton Vance VT Floating-Rate Income Fund	—	239
Fidelity VIP Emerging Markets Portfolio	3	6
Fidelity VIP FundsManager 50% Portfolio	68	350
Fidelity VIP FundsManager 60% Portfolio	651	1,617
Fidelity VIP Mid Cap Portfolio	8	—
Fidelity VIP Strategic Income Portfolio	2	—
Franklin Allocation VIP Fund	2,014	1,193
Franklin Income VIP Fund	10,207	14,143
Franklin Mutual Shares VIP Fund	1,786	2,704
Franklin Rising Dividends VIP Fund	1,015	1,905
Franklin Strategic Income VIP Fund	—	—
Franklin U.S. Government Securities VIP Fund	2,995	4,266
Invesco Oppenheimer V.I. Global Strategic Income Fund	8	11
Invesco Oppenheimer V.I. International Growth Fund	—	—
Invesco V.I. American Value Fund	—	9
Invesco V.I. Balanced-Risk Allocation Fund	—	—
Ivy VIP Asset Strategy Portfolio	—	—
Ivy VIP Energy Portfolio	—	—
Ivy VIP Growth Portfolio	—	—
Ivy VIP Mid Cap Growth Portfolio	—	—
Ivy VIP Natural Resources Portfolio	9	—
Ivy VIP Science and Technology Portfolio	—	—
JPMorgan Insurance Trust Core Bond Portfolio	2,616	2,170
Lazard Retirement International Equity Portfolio	—	—
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS VIT Total Return Bond Portfolio	3,577	3,438
MFS VIT Utilities Portfolio	—	—
PIMCO VIT All Asset Portfolio	2,154	4,488
PIMCO VIT Balanced Allocation Portfolio	2,095	2,492

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
PIMCO VIT CommodityRealReturn Strategy Portfolio	$352	$497
PIMCO VIT Dynamic Bond Portfolio	1,453	2,833
PIMCO VIT Emerging Markets Bond Portfolio	903	1,351
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	331	727
PIMCO VIT Global Core Bond (Hedged) Portfolio	1,610	2,271
PIMCO VIT Global Managed Asset Allocation Portfolio	1,677	2,608
PIMCO VIT High Yield Portfolio	6,189	14,538
PIMCO VIT Long-Term U.S. Government Portfolio	404	175
PIMCO VIT Low Duration Portfolio	56	—
PIMCO VIT Real Return Portfolio	2,556	7,156
PIMCO VIT StocksPLUS Global Portfolio	1,393	2,037
PIMCO VIT Total Return Portfolio	15,491	22,544
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	—	—
RCM Dynamic Multi-Asset Plus VIT Portfolio	361	4,949
T. Rowe Price Blue Chip Growth Portfolio	2	—
T. Rowe Price Equity Income Portfolio	2	—
T. Rowe Price Health Sciences Portfolio	1	—
Templeton Global Bond VIP Fund	11,805	11,789
Templeton Growth VIP Fund	635	1,702

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2020	1,549	$15.84	to	$19.60	$28,639	1.99%	1.15%	to	3.55%	8.48%	to	10.85%
2019	1,585	$14.57	to	$17.68	$26,578	2.24%	1.15%	to	3.55%	13.32%	to	15.78%
2018	1,775	$12.82	to	$15.27	$25,854	0.94%	1.15%	to	3.55%	(7.58)%	to	(5.56)%
2017	1,933	$13.84	to	$16.17	$29,984	2.22%	1.15%	to	3.55%	7.78%	to	10.12%
2016	2,137	$12.81	to	$14.68	$30,179	2.62%	1.15%	to	3.55%	3.19%	to	5.43%
AZL DFA Five-Year Global Fixed Income Fund
2020	78	$9.23	to	$9.97	$768	2.33%	—%	to	3.55%	(2.17)%	to	(0.82)%
2019	92	$9.54	to	$10.05	$919	6.91%	—%	to	3.55%	0.95%	to	2.07%
2018	43	$9.45	to	$9.84	$417	0.59%	—%	to	3.55%	(1.34)%	to	(0.24)%
2017³	16	$9.58	to	$9.87	$156	—%	—%	to	3.55%	(0.90)%	to	(0.68)%
AZL DFA Multi-Strategy Fund
2020	4,248	$17.17	to	$21.61	$87,949	3.12%	1.15%	to	3.55%	6.93%	to	9.26%
2019	4,765	$16.04	to	$19.77	$90,599	1.06%	1.15%	to	3.55%	12.68%	to	15.13%
2018	5,226	$14.22	to	$17.18	$86,634	1.17%	1.15%	to	3.55%	(9.07)%	to	(7.08)%
2017	5,972	$15.63	to	$18.49	$106,996	0.77%	1.15%	to	3.55%	8.93%	to	11.29%
2016	6,819	$14.33	to	$16.78	$110,027	—%	1.15%	to	3.55%	5.67%	to	7.97%
AZL Enhanced Bond Index Fund
2020	411	$11.58	to	$12.71	$5,142	2.34%	1.15%	to	2.20%	5.19%	to	6.05%
2019	409	$11.01	to	$11.98	$4,837	2.60%	1.15%	to	2.20%	6.02%	to	6.88%
2018	334	$10.39	to	$11.21	$3,697	2.31%	1.15%	to	2.20%	(2.76)%	to	(1.96)%
2017	270	$10.68	to	$11.44	$3,060	0.93%	1.15%	to	2.20%	0.77%	to	1.59%
2016	219	$10.60	to	$11.26	$2,448	2.31%	1.15%	to	2.20%	0.05%	to	0.87%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2020	1,369	$15.45	to	$24.32	$25,460	2.48%	0.35%	to	3.55%	9.67%	to	13.07%
2019	1,518	$14.07	to	$22.13	$25,311	2.37%	0.35%	to	3.55%	13.35%	to	16.86%
2018	1,726	$12.40	to	$19.48	$24,959	2.23%	0.35%	to	3.55%	(5.31)%	to	(2.36)%
2017	1,959	$13.08	to	$20.54	$29,386	—%	0.35%	to	3.55%	7.41%	to	10.73%
2016	2,214	$12.35	to	$19.08	$30,342	1.47%	0.35%	to	3.55%	2.96%	to	6.15%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2020	151	$11.46	to	$11.50	$1,739	3.67%	1.40%	to	1.49%	7.50%	to	7.60%
2019	175	$10.66	to	$10.69	$1,878	3.35%	1.40%	to	1.49%	8.93%	to	9.03%
2018	185	$9.78	to	$9.80	$1,824	3.14%	1.40%	to	1.49%	(2.47)%	to	(2.39)%
2017	210	$10.03	to	$10.04	$2,113	2.45%	1.40%	to	1.49%	3.01%	to	3.10%
2016¹	229	$9.74	to	$9.74	$2,238	—%	1.40%	to	1.49%	(2.61)%	to	(2.59)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2020	1,655	$9.97	to	$13.41	$19,319	3.13%	—%	to	3.55%	5.04%	to	8.84%
2019	1,876	$9.49	to	$12.01	$20,470	3.00%	—%	to	3.55%	6.43%	to	9.89%
2018	1,943	$8.92	to	$10.93	$19,523	2.87%	—%	to	3.55%	(4.72)%	to	(1.60)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2017	2,052	$9.36	to	$11.32	$21,226	2.38%	—%	to	3.55%	0.65%	to	4.27%
2016	2,241	$9.30	to	$10.85	$22,586	2.50%	—%	to	3.55%	(3.09)%	to	5.14%
AZL Gateway Fund
2020	551	$11.29	to	$14.30	$7,736	1.04%	—%	to	3.55%	3.70%	to	5.81%
2019	620	$10.88	to	$13.52	$8,239	0.98%	—%	to	3.55%	7.12%	to	9.29%
2018	679	$10.29	to	$12.37	$8,281	1.23%	—%	to	3.55%	(7.76)%	to	(5.97)%
2017	750	$11.15	to	$13.94	$9,743	1.00%	—%	to	3.55%	5.92%	to	9.08%
2016	795	$10.53	to	$12.78	$9,577	1.99%	—%	to	3.55%	1.49%	to	4.47%
AZL Government Money Market Fund
2020	4,388	$6.23	to	$13.10	$45,883	0.16%	—%	to	3.55%	(3.30)%	to	0.21%
2019	3,184	$6.95	to	$13.07	$32,267	1.38%	—%	to	3.55%	(1.70)%	to	1.39%
2018	3,332	$6.96	to	$12.89	$33,008	1.00%	—%	to	3.55%	(2.23)%	to	1.01%
2017	3,222	$6.75	to	$12.76	$31,519	0.04%	—%	to	3.55%	(3.43)%	to	0.05%
2016	4,577	$6.99	to	$12.76	$43,505	—%	—%	to	3.55%	(3.48)%	to	0.01%
AZL International Index Fund Class 1
2020	403	$12.67	to	$13.41	$5,410	5.07%	1.40%	to	2.75%	4.74%	to	6.16%
2019	438	$12.09	to	$12.63	$5,550	3.69%	1.40%	to	2.75%	18.37%	to	19.98%
2018	477	$10.22	to	$10.53	$5,042	4.04%	1.40%	to	2.75%	(16.15)%	to	(15.01)%
2017	520	$12.19	to	$12.39	$6,481	1.33%	1.40%	to	2.75%	21.74%	to	23.39%
2016¹	566	$10.01	to	$10.04	$5,728	—%	1.40%	to	2.75%	0.11%	to	0.40%
AZL International Index Fund Class 2
2020	1,579	$11.76	to	$22.21	$21,214	3.11%	—%	to	3.55%	3.65%	to	7.03%
2019	1,801	$11.31	to	$20.75	$23,105	2.26%	—%	to	3.55%	17.21%	to	21.02%
2018	2,146	$9.63	to	$17.15	$23,234	2.58%	—%	to	3.55%	(17.06)%	to	(14.34)%
2017	2,409	$11.58	to	$20.02	$30,968	0.88%	—%	to	3.55%	20.42%	to	24.33%
2016	2,796	$9.59	to	$16.10	$29,325	1.47%	—%	to	3.55%	(3.13)%	to	0.49%
AZL MetWest Total Return Bond Fund
2020	266	$10.89	to	$11.45	$3,015	2.87%	1.15%	to	2.20%	6.21%	to	7.08%
2019	253	$10.27	to	$10.69	$2,680	2.70%	1.15%	to	2.20%	6.16%	to	6.99%
2018	188	$9.67	to	$9.99	$1,867	2.16%	1.15%	to	2.20%	(2.37)%	to	(1.60)%
2017	183	$9.91	to	$10.15	$1,850	1.51%	1.15%	to	2.20%	0.92%	to	1.72%
2016	143	$9.82	to	$9.98	$1,423	0.98%	1.15%	to	2.20%	0.10%	to	0.89%
AZL Mid Cap Index Fund Class 1
2020	167	$15.23	to	$15.29	$2,577	3.98%	1.40%	to	1.49%	13.12%	to	13.22%
2019	176	$13.47	to	$13.51	$2,401	3.09%	1.40%	to	1.49%	23.62%	to	23.73%
2018	188	$10.89	to	$10.92	$2,070	2.41%	1.40%	to	1.49%	(12.33)%	to	(12.25)%
2017	201	$12.43	to	$12.44	$2,520	1.02%	1.40%	to	1.49%	14.37%	to	14.47%
2016¹	249	$10.86	to	$10.87	$2,722	—%	1.40%	to	1.49%	8.65%	to	8.67%
AZL Mid Cap Index Fund Class 2
2020	978	$21.89	to	$44.56	$25,166	1.15%	—%	to	3.55%	10.52%	to	14.13%
2019	1,171	$19.72	to	$39.04	$26,961	1.02%	—%	to	3.55%	20.91%	to	24.84%
2018	1,373	$16.25	to	$31.28	$25,772	0.87%	—%	to	3.55%	(14.46)%	to	(11.66)%
2017	1,569	$18.92	to	$35.40	$33,928	0.46%	—%	to	3.55%	11.82%	to	15.85%
2016	1,832	$16.85	to	$30.67	$34,935	0.65%	—%	to	3.55%	8.36%	to	19.52%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Moderate Index Strategy Fund
2020	1,447	$18.51	to	$30.28	$34,602	1.99%	0.35%	to	3.55%	9.06%	to	12.44%
2019	1,579	$16.96	to	$26.93	$34,102	2.37%	0.35%	to	3.55%	15.34%	to	18.91%
2018	1,766	$14.69	to	$22.65	$32,560	0.95%	0.35%	to	3.55%	(8.36)%	to	(5.51)%
2017	2,065	$16.01	to	$23.97	$40,855	2.05%	0.35%	to	3.55%	9.52%	to	12.90%
2016	2,351	$14.61	to	$21.23	$41,729	1.90%	0.35%	to	3.55%	5.27%	to	8.53%
AZL MSCI Emerging Markets Equity Index Class 1
2020	43	$15.19	to	$15.38	$660	3.61%	1.40%	to	1.49%	15.52%	to	15.63%
2019	53	$13.15	to	$13.30	$701	1.97%	1.40%	to	1.49%	15.81%	to	15.92%
2018	54	$11.36	to	$11.48	$615	1.81%	1.40%	to	1.49%	(16.56)%	to	(16.49)%
2017	62	$13.61	to	$13.74	$851	0.55%	1.40%	to	1.49%	34.95%	to	35.07%
2016	75	$10.09	to	$10.17	$767	0.93%	1.40%	to	1.49%	8.58%	to	8.68%
AZL MSCI Emerging Markets Equity Index Class 2
2020	359	$11.09	to	$17.11	$4,507	3.35%	—%	to	3.55%	12.83%	to	16.51%
2019	416	$9.81	to	$14.69	$4,594	1.65%	—%	to	3.55%	13.10%	to	16.78%
2018	462	$8.65	to	$12.58	$4,459	1.64%	—%	to	3.55%	(18.43)%	to	(15.76)%
2017	514	$10.58	to	$14.93	$6,021	0.39%	—%	to	3.55%	31.87%	to	36.15%
2016	596	$8.00	to	$10.97	$5,243	0.58%	—%	to	3.55%	6.06%	to	9.51%
AZL MSCI Global Equity Index Fund
2020	16	$18.72	to	$23.35	$324	0.72%	0.35%	to	2.20%	12.87%	to	14.95%
2019	27	$16.59	to	$20.31	$495	1.61%	0.35%	to	2.20%	24.52%	to	26.81%
2018	42	$13.32	to	$16.02	$592	1.79%	0.35%	to	2.20%	(10.91)%	to	(9.26)%
2017	41	$14.95	to	$17.65	$644	2.55%	0.35%	to	2.20%	19.56%	to	21.75%
2016	24	$12.51	to	$14.50	$316	3.24%	0.35%	to	2.20%	(3.06)%	to	(1.28)%
AZL MVP Balanced Index Strategy Fund
2020	2,636	$14.39	to	$18.18	$42,195	1.99%	—%	to	3.55%	3.25%	to	5.98%
2019	2,773	$13.94	to	$17.15	$42,359	2.07%	—%	to	3.55%	13.92%	to	16.92%
2018	2,830	$12.24	to	$14.67	$37,496	0.81%	—%	to	3.55%	(6.91)%	to	(4.44)%
2017	2,830	$13.14	to	$15.35	$39,794	1.80%	—%	to	3.55%	8.55%	to	11.40%
2016	3,343	$11.55	to	$13.78	$42,672	2.19%	—%	to	3.55%	2.89%	to	6.61%
AZL MVP DFA Multi-Strategy Fund
2020	791	$11.60	to	$12.14	$9,557	3.01%	1.15%	to	2.20%	1.51%	to	2.34%
2019	824	$11.42	to	$11.86	$9,738	0.97%	1.15%	to	2.20%	13.29%	to	14.21%
2018	735	$10.08	to	$10.39	$7,602	0.88%	1.15%	to	2.20%	(8.28)%	to	(7.53)%
2017	449	$10.99	to	$11.23	$5,028	0.45%	1.15%	to	2.20%	10.11%	to	11.00%
2016	337	$10.02	to	$10.12	$3,402	—%	1.15%	to	2.20%	6.95%	to	7.55%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2020	2,295	$13.61	to	$14.60	$33,097	2.74%	1.15%	to	2.20%	4.83%	to	5.68%
2019	2,473	$12.98	to	$13.81	$33,814	3.99%	1.15%	to	2.20%	13.72%	to	14.64%
2018	2,453	$11.42	to	$12.05	$29,287	3.25%	1.15%	to	2.20%	(4.28)%	to	(3.49)%
2017	2,610	$11.93	to	$12.49	$32,325	1.33%	1.15%	to	2.20%	8.52%	to	9.40%
2016	2,838	$10.99	to	$11.41	$32,179	4.04%	1.15%	to	2.20%	(1.38)%	to	(0.57)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MVP Fusion Dynamic Balanced Fund
2020	4,534	$13.08	to	$20.78	$76,153	2.38%	0.35%	to	3.55%	0.41%	to	3.42%
2019	5,011	$13.03	to	$20.09	$82,481	2.46%	0.35%	to	3.55%	12.00%	to	15.36%
2018	5,727	$11.63	to	$17.42	$82,744	1.23%	0.35%	to	3.55%	(8.49)%	to	(5.73)%
2017	6,169	$12.71	to	$18.47	$95,628	1.65%	0.35%	to	3.55%	8.60%	to	11.84%
2016	7,006	$11.70	to	$16.52	$98,443	2.32%	0.35%	to	3.55%	2.38%	to	5.55%
AZL MVP Fusion Dynamic Conservative Fund
2020	1,402	$13.31	to	$16.02	$21,898	2.34%	0.35%	to	3.55%	1.63%	to	3.34%
2019	1,375	$13.09	to	$15.50	$20,871	2.39%	0.35%	to	3.55%	10.13%	to	11.97%
2018	1,487	$12.22	to	$13.85	$20,184	1.31%	0.35%	to	3.55%	(6.37)%	to	(5.09)%
2017	1,685	$13.05	to	$14.59	$24,160	1.81%	0.35%	to	3.55%	6.35%	to	7.80%
2016	1,994	$12.27	to	$13.53	$26,583	2.23%	0.35%	to	3.55%	2.46%	to	3.87%
AZL MVP Fusion Dynamic Moderate Fund
2020	11,948	$13.12	to	$18.10	$204,047	2.16%	0.35%	to	3.55%	1.03%	to	3.23%
2019	13,142	$12.97	to	$17.53	$218,112	2.49%	0.35%	to	3.55%	13.39%	to	15.85%
2018	14,721	$11.43	to	$15.13	$211,714	1.13%	0.35%	to	3.55%	(9.60)%	to	(7.63)%
2017	15,872	$12.63	to	$16.38	$247,790	1.56%	0.35%	to	3.55%	10.18%	to	12.57%
2016	17,509	$11.45	to	$14.55	$243,560	2.16%	0.35%	to	3.55%	1.22%	to	3.42%
AZL MVP Global Balanced Index Strategy Fund
2020	6,071	$13.66	to	$14.69	$88,279	9.17%	1.15%	to	2.20%	5.45%	to	6.31%
2019	6,816	$12.95	to	$13.82	$93,339	1.72%	1.15%	to	2.20%	13.67%	to	14.59%
2018	7,504	$11.40	to	$12.06	$89,765	1.47%	1.15%	to	2.20%	(7.84)%	to	(7.08)%
2017	7,581	$12.36	to	$12.98	$97,713	0.38%	1.15%	to	2.20%	9.03%	to	9.91%
2016	8,061	$11.34	to	$11.81	$94,635	2.67%	1.15%	to	2.20%	1.18%	to	2.00%
AZL MVP Growth Index Strategy Fund
2020	18,004	$15.06	to	$20.71	$324,506	1.88%	—%	to	3.55%	1.07%	to	4.73%
2019	18,956	$14.90	to	$19.78	$330,885	2.26%	—%	to	3.55%	16.32%	to	20.52%
2018	17,924	$12.81	to	$16.41	$263,277	0.83%	—%	to	3.55%	(9.73)%	to	(6.45)%
2017	16,840	$14.19	to	$17.54	$268,316	1.15%	—%	to	3.55%	11.93%	to	15.96%
2016	16,427	$12.77	to	$15.13	$229,274	2.10%	—%	to	3.55%	3.22%	to	6.80%
AZL MVP Moderate Index Strategy Fund
2020	3,762	$16.59	to	$17.84	$66,231	1.92%	1.15%	to	2.20%	4.12%	to	4.97%
2019	3,679	$15.93	to	$17.00	$61,833	2.12%	1.15%	to	2.20%	16.06%	to	17.00%
2018	3,925	$13.73	to	$14.53	$56,460	0.87%	1.15%	to	2.20%	(7.33)%	to	(6.57)%
2017	4,089	$14.82	to	$15.55	$63,013	1.65%	1.15%	to	2.20%	10.76%	to	11.66%
2016	4,350	$13.38	to	$13.93	$60,119	2.22%	1.15%	to	2.20%	3.14%	to	3.98%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2020	10,944	$15.74	to	$16.66	$180,567	2.83%	1.15%	to	2.20%	5.66%	to	6.53%
2019	11,175	$14.90	to	$15.64	$173,290	1.89%	1.15%	to	2.20%	18.75%	to	19.71%
2018	9,822	$12.54	to	$13.06	$127,354	0.98%	1.15%	to	2.20%	(3.83)%	to	(3.04)%
2017	8,959	$13.04	to	$13.47	$119,973	1.26%	1.15%	to	2.20%	11.73%	to	12.64%
2016	7,805	$11.67	to	$11.96	$92,937	1.61%	1.15%	to	2.20%	5.28%	to	6.13%
AZL Russell 1000 Growth Index Fund Class 1
2020	185	$23.06	to	$23.15	$4,288	1.17%	1.40%	to	1.49%	36.97%	to	37.10%
2019	194	$16.84	to	$16.89	$3,289	1.37%	1.40%	to	1.49%	33.53%	to	33.65%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	225	$12.61	to	$12.63	$2,851	1.60%	1.40%	to	1.49%	(3.32)%	to	(3.23)%
2017	240	$13.04	to	$13.06	$3,145	0.39%	1.40%	to	1.49%	27.29%	to	27.40%
2016¹	312	$10.25	to	$10.25	$3,208	—%	1.40%	to	1.49%	2.47%	to	2.49%
AZL Russell 1000 Growth Index Fund Class 2
2020	714	$31.81	to	$48.25	$27,959	0.54%	—%	to	3.55%	33.74%	to	38.10%
2019	936	$23.78	to	$34.94	$27,265	0.74%	—%	to	3.55%	30.56%	to	34.81%
2018	1,163	$18.22	to	$25.92	$25,511	0.88%	—%	to	3.55%	(5.57)%	to	(2.49)%
2017	1,375	$19.29	to	$28.41	$31,450	0.25%	—%	to	3.55%	24.40%	to	28.89%
2016	1,683	$15.51	to	$22.04	$30,471	0.34%	—%	to	3.55%	1.99%	to	6.43%
AZL Russell 1000 Value Index Fund Class 1
2020	866	$12.85	to	$13.61	$11,950	3.08%	1.40%	to	2.75%	(0.53)%	to	0.83%
2019	935	$12.92	to	$13.50	$12,802	2.88%	1.40%	to	2.75%	22.71%	to	24.37%
2018	1,048	$10.53	to	$10.85	$11,533	2.77%	1.40%	to	2.75%	(10.99)%	to	(9.78)%
2017	1,140	$11.83	to	$12.03	$13,915	0.88%	1.40%	to	2.75%	10.31%	to	11.80%
2016¹	1,311	$10.73	to	$10.76	$14,298	—%	1.40%	to	2.75%	7.27%	to	7.58%
AZL Russell 1000 Value Index Fund Class 2
2020	742	$17.55	to	$25.60	$15,543	1.98%	—%	to	3.55%	(1.26)%	to	1.65%
2019	847	$17.77	to	$25.18	$17,797	1.93%	—%	to	3.55%	21.84%	to	25.42%
2018	981	$14.59	to	$20.08	$16,732	1.87%	—%	to	3.55%	(11.66)%	to	(9.04)%
2017	1,128	$16.51	to	$24.07	$21,474	0.65%	—%	to	3.55%	9.41%	to	13.02%
2016	1,349	$14.89	to	$21.30	$23,121	0.75%	—%	to	3.55%	7.03%	to	16.15%
AZL S&P 500 Index Fund
2020	1,930	$19.85	to	$31.83	$45,615	1.62%	—%	to	3.55%	13.39%	to	17.09%
2019	2,187	$17.46	to	$27.18	$45,078	1.48%	0.35%	to	3.55%	26.32%	to	30.43%
2018	2,694	$13.79	to	$20.84	$43,352	1.49%	0.35%	to	3.55%	(8.18)%	to	(5.17)%
2017	3,129	$14.76	to	$21.98	$54,041	0.91%	0.35%	to	3.55%	17.14%	to	20.94%
2016	3,810	$12.37	to	$18.17	$55,231	1.57%	0.35%	to	3.55%	4.82%	to	11.06%
AZL Small Cap Stock Index Fund Class 1
2020	45	$14.21	to	$15.05	$674	1.94%	1.40%	to	2.75%	7.96%	to	9.43%
2019	51	$13.16	to	$13.75	$691	1.60%	1.40%	to	2.75%	19.10%	to	20.71%
2018	56	$11.05	to	$11.39	$629	1.44%	1.40%	to	2.75%	(11.08)%	to	(9.86)%
2017	57	$12.43	to	$12.64	$719	0.67%	1.40%	to	2.75%	9.88%	to	11.37%
2016¹	72	$11.31	to	$11.35	$811	—%	1.40%	to	2.75%	13.13%	to	13.46%
AZL Small Cap Stock Index Fund Class 2
2020	726	$18.98	to	$28.42	$15,859	1.10%	—%	to	3.55%	6.84%	to	10.32%
2019	799	$17.72	to	$25.76	$16,165	0.92%	—%	to	3.55%	17.93%	to	21.77%
2018	903	$14.99	to	$21.16	$15,298	0.83%	—%	to	3.55%	(12.12)%	to	(9.25)%
2017	1,054	$17.02	to	$23.31	$20,028	0.48%	—%	to	3.55%	8.82%	to	12.35%
2016	1,255	$15.60	to	$20.75	$21,650	0.72%	—%	to	3.55%	21.32%	to	25.27%
AZL T. Rowe Price Capital Appreciation Fund
2020	920	$20.61	to	$36.28	$23,850	1.36%	0.35%	to	3.55%	13.37%	to	17.07%
2019	1,071	$18.13	to	$30.99	$24,132	2.07%	0.35%	to	3.55%	20.04%	to	23.95%
2018	1,228	$15.07	to	$25.01	$22,664	0.89%	0.35%	to	3.55%	(3.14)%	to	0.02%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2017	1,369	$15.52	to	$25.00	$25,709	1.33%	0.35%	to	3.55%	11.04%	to	14.64%
2016	1,466	$13.94	to	$21.81	$24,439	0.73%	0.35%	to	3.55%	4.23%	to	7.46%
BlackRock Equity Dividend V.I. Fund
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2016	—	$—	to	$—	$—	1.04%	0.35%	to	0.35%	—%	to	—%
BlackRock Global Allocation V.I. Fund
2020	4,679	$13.25	to	$70.03	$76,608	1.21%	—%	to	3.55%	16.66%	to	20.29%
2019	5,622	$11.34	to	$58.22	$77,529	1.21%	—%	to	3.55%	13.82%	to	17.34%
2018	6,517	$9.96	to	$49.62	$77,575	0.81%	—%	to	3.55%	(10.68)%	to	(7.90)%
2017	7,536	$11.13	to	$53.88	$98,651	1.22%	—%	to	3.55%	9.92%	to	13.31%
2016	8,702	$10.12	to	$47.55	$101,788	1.20%	—%	to	3.55%	0.33%	to	3.44%
ClearBridge Variable Aggressive Growth Portfolio
2020	2	$31.03	to	$31.03	$57	0.45%	0.35%	to	0.35%	17.32%	to	17.32%
2019	3	$26.45	to	$26.45	$81	0.77%	0.35%	to	0.35%	24.31%	to	24.31%
2018	3	$21.28	to	$21.28	$66	0.38%	0.35%	to	0.35%	(8.89)%	to	(8.89)%
2017	3	$23.35	to	$23.35	$72	0.27%	0.35%	to	0.35%	15.58%	to	15.58%
2016	3	$20.21	to	$20.21	$65	0.40%	0.35%	to	0.35%	0.58%	to	0.58%
Columbia Variable Portfolio – Seligman Global Technology Fund
2020	1	$41.89	to	$41.89	$42	—%	1.49%	to	1.49%	44.02%	to	44.02%
2019	1	$29.09	to	$29.09	$29	—%	1.49%	to	1.49%	53.02%	to	53.02%
2018	1	$19.01	to	$19.01	$19	—%	1.49%	to	1.49%	(9.52)%	to	(9.52)%
2017	1	$21.01	to	$21.01	$21	—%	1.49%	to	1.49%	33.22%	to	33.22%
2016	1	$15.77	to	$15.77	$16	—%	1.49%	to	1.49%	17.62%	to	17.62%
Davis VA Financial Portfolio
2020	46	$16.14	to	$26.90	$906	1.53%	1.15%	to	3.55%	(9.14)%	to	(7.30)%
2019	48	$17.65	to	$29.02	$1,020	1.34%	1.15%	to	3.55%	21.65%	to	24.11%
2018	67	$14.41	to	$23.38	$1,116	1.12%	1.15%	to	3.55%	(13.67)%	to	(11.92)%
2017	86	$16.59	to	$26.54	$1,626	0.70%	1.15%	to	3.55%	17.37%	to	19.73%
2016	101	$14.04	to	$22.17	$1,613	0.95%	1.15%	to	3.55%	10.43%	to	12.66%
Eaton Vance VT Floating-Rate Income Fund
2020	—	$—	to	$—	$—	5.61%	0.35%	to	0.35%	—%	to	—%
2019	14	$17.52	to	$17.52	$238	4.31%	0.35%	to	0.35%	6.71%	to	6.71%
2018	14	$16.42	to	$16.42	$238	3.77%	0.35%	to	0.35%	(0.43)%	to	(0.43)%
2017	14	$16.49	to	$16.49	$239	3.26%	0.35%	to	0.35%	3.07%	to	3.07%
2016	14	$16.00	to	$16.00	$232	3.48%	0.35%	to	0.35%	8.58%	to	8.58%
Fidelity VIP Emerging Markets Portfolio
2020	1	$17.27	to	$17.27	$23	0.61%	0.35%	to	0.35%	30.42%	to	30.42%
2019	2	$13.24	to	$13.24	$23	1.27%	0.35%	to	0.35%	28.74%	to	28.74%
2018	2	$10.29	to	$10.29	$24	0.54%	0.35%	to	0.35%	(18.45)%	to	(18.45)%
2017	2	$12.62	to	$12.62	$29	0.53%	0.35%	to	0.35%	46.54%	to	46.54%
2016	3	$8.61	to	$8.61	$22	0.12%	0.35%	to	0.35%	2.59%	to	2.59%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Fidelity VIP FundsManager 50% Portfolio
2020	96	$14.45	to	$19.00	$1,759	0.96%	1.15%	to	3.55%	10.24%	to	12.31%
2019	115	$13.11	to	$16.92	$1,867	1.47%	1.15%	to	3.55%	13.93%	to	16.07%
2018	144	$11.51	to	$14.58	$2,043	1.15%	1.15%	to	3.55%	(8.42)%	to	(6.69)%
2017	189	$12.56	to	$15.62	$2,863	0.74%	1.15%	to	3.55%	10.60%	to	12.67%
2016	302	$11.36	to	$13.86	$4,085	1.10%	1.15%	to	3.55%	0.75%	to	2.64%
Fidelity VIP FundsManager 60% Portfolio
2020	512	$14.37	to	$18.80	$9,367	0.91%	1.15%	to	3.55%	11.07%	to	13.33%
2019	581	$12.93	to	$16.59	$9,400	1.30%	1.15%	to	3.55%	16.23%	to	18.59%
2018	716	$11.13	to	$13.99	$9,786	1.05%	1.15%	to	3.55%	(9.65)%	to	(7.81)%
2017	808	$12.32	to	$15.17	$12,009	0.93%	1.15%	to	3.55%	12.87%	to	15.15%
2016	844	$10.91	to	$13.17	$10,941	1.12%	1.15%	to	3.55%	1.15%	to	3.20%
Fidelity VIP Mid Cap Portfolio
2020	1	$76.93	to	$76.93	$63	0.43%	0.35%	to	0.35%	17.45%	to	17.45%
2019	1	$65.50	to	$65.50	$46	0.69%	0.35%	to	0.35%	22.74%	to	22.74%
2018	1	$53.36	to	$53.36	$38	0.40%	0.35%	to	0.35%	(15.07)%	to	(15.07)%
2017	1	$62.83	to	$62.83	$45	0.52%	0.35%	to	0.35%	20.12%	to	20.12%
2016	1	$52.31	to	$52.31	$51	0.33%	0.35%	to	0.35%	11.53%	to	11.53%
Fidelity VIP Strategic Income Portfolio
2020	3	$23.59	to	$23.59	$62	3.14%	0.35%	to	0.35%	6.78%	to	6.78%
2019	3	$22.09	to	$22.09	$58	3.24%	0.35%	to	0.35%	10.27%	to	10.27%
2018	2	$20.03	to	$20.03	$33	4.65%	0.35%	to	0.35%	(3.16)%	to	(3.16)%
2017	1	$20.69	to	$20.69	$16	6.57%	0.35%	to	0.35%	7.17%	to	7.17%
2016	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
Franklin Allocation VIP Fund
2020	442	$11.42	to	$15.06	$5,608	1.50%	0.35%	to	3.55%	8.11%	to	10.35%
2019	490	$10.56	to	$13.65	$5,714	3.52%	0.35%	to	3.55%	15.97%	to	18.37%
2018	560	$9.11	to	$11.53	$5,593	3.04%	0.35%	to	3.55%	(12.82)%	to	(10.78)%
2017	623	$10.42	to	$12.92	$7,103	2.59%	0.35%	to	3.55%	8.08%	to	10.59%
2016	792	$9.61	to	$11.68	$8,207	3.90%	0.35%	to	3.55%	9.23%	to	11.77%
Franklin Income VIP Fund
2020	1,557	$38.53	to	$82.04	$112,993	5.93%	0.35%	to	3.55%	(2.83)%	to	(0.44)%
2019	1,683	$39.65	to	$82.40	$123,386	5.37%	0.35%	to	3.55%	12.01%	to	14.80%
2018	1,868	$35.40	to	$71.78	$119,740	4.80%	0.35%	to	3.55%	(7.66)%	to	(5.43)%
2017	2,144	$38.33	to	$75.90	$145,936	4.20%	0.35%	to	3.55%	5.86%	to	8.42%
2016	2,161	$36.21	to	$70.01	$135,953	4.97%	0.35%	to	3.55%	10.05%	to	12.75%
Franklin Mutual Shares VIP Fund
2020	444	$21.44	to	$44.76	$13,647	2.83%	0.35%	to	3.55%	(8.36)%	to	(5.38)%
2019	492	$23.40	to	$47.31	$16,322	1.83%	0.35%	to	3.55%	18.30%	to	22.14%
2018	574	$19.78	to	$38.73	$15,832	2.33%	0.35%	to	3.55%	(12.25)%	to	(9.39)%
2017	676	$22.54	to	$42.74	$20,909	2.26%	0.35%	to	3.55%	4.58%	to	7.97%
2016	820	$21.55	to	$39.59	$23,695	2.01%	0.35%	to	3.55%	12.01%	to	15.65%
Franklin Rising Dividends VIP Fund
2020	172	$69.28	to	$147.15	$16,902	1.40%	0.35%	to	2.75%	12.82%	to	15.56%
2019	192	$61.41	to	$127.33	$16,450	1.42%	0.35%	to	2.75%	25.73%	to	28.78%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	213	$48.84	to	$98.87	$14,338	1.41%	0.35%	to	2.75%	(7.66)%	to	(5.41)%
2017	244	$52.90	to	$104.53	$17,563	1.66%	0.35%	to	2.75%	17.30%	to	20.14%
2016	283	$45.10	to	$87.01	$17,044	1.55%	0.35%	to	2.75%	12.89%	to	15.64%
Franklin Strategic Income VIP Fund
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2016	—	$—	to	$—	$—	4.43%	0.35%	to	0.35%	—%	to	—%
Franklin U.S. Government Securities VIP Fund
2020	830	$17.12	to	$42.40	$23,452	3.41%	—%	to	3.55%	0.55%	to	3.47%
2019	889	$17.03	to	$40.98	$24,617	2.94%	—%	to	3.55%	1.92%	to	4.86%
2018	1,032	$16.71	to	$39.08	$27,629	2.76%	—%	to	3.55%	(2.84)%	to	(0.02)%
2017	1,125	$17.19	to	$39.09	$30,572	2.64%	—%	to	3.55%	(1.84)%	to	0.99%
2016	1,233	$17.50	to	$38.70	$33,801	2.53%	—%	to	3.55%	(2.60)%	to	0.31%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	6	$20.89	to	$29.61	$141	5.80%	1.25%	to	2.75%	0.59%	to	1.87%
2019	7	$20.77	to	$29.07	$149	3.74%	1.25%	to	2.75%	7.80%	to	9.16%
2018	7	$19.26	to	$26.63	$152	4.88%	1.25%	to	2.75%	(7.00)%	to	(5.82)%
2017	9	$20.71	to	$28.27	$211	2.42%	1.25%	to	2.75%	3.40%	to	4.70%
2016	11	$20.03	to	$27.00	$250	4.86%	1.25%	to	2.75%	3.64%	to	4.96%
Invesco Oppenheimer V.I. International Growth Fund
2020	—	$33.63	to	$33.63	$6	0.66%	0.35%	to	0.35%	20.62%	to	20.62%
2019	—	$27.89	to	$27.89	$5	0.34%	0.35%	to	0.35%	27.50%	to	27.50%
2018	1	$21.87	to	$21.87	$13	0.60%	0.35%	to	0.35%	(19.83)%	to	(19.83)%
2017	1	$27.28	to	$27.28	$17	1.15%	0.35%	to	0.35%	26.00%	to	26.00%
2016	1	$21.65	to	$21.65	$13	0.82%	0.35%	to	0.35%	(3.06)%	to	(3.06)%
Invesco V.I. American Value Fund
2020	—	$41.90	to	$41.90	$15	0.43%	0.35%	to	0.35%	0.50%	to	0.50%
2019	1	$41.69	to	$41.69	$26	0.43%	0.35%	to	0.35%	24.27%	to	24.27%
2018	1	$33.55	to	$33.55	$21	0.20%	0.35%	to	0.35%	(13.17)%	to	(13.17)%
2017	1	$38.64	to	$38.64	$24	0.57%	0.35%	to	0.35%	9.30%	to	9.30%
2016	1	$35.35	to	$35.35	$35	0.12%	0.35%	to	0.35%	14.82%	to	14.82%
Ivy VIP Asset Strategy Portfolio
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2016	—	$—	to	$—	$—	1.38%	0.35%	to	0.35%	—%	to	—%
Ivy VIP Energy Portfolio
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2016	—	$—	to	$—	$—	0.18%	0.35%	to	0.35%	—%	to	—%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Ivy VIP Growth Portfolio
2020	$—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	$—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	$—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	$—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2016	$—	$—	to	$—	$—	0.03%	0.35%	to	0.35%	—%	to	—%
Ivy VIP Natural Resources Portfolio
2020	1	$9.31	to	$9.31	$9	—%	0.35%	to	0.35%	(12.30)%	to	(12.30)%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2016	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
JPMorgan Insurance Trust Core Bond Portfolio
2020	181	$13.60	to	$15.27	$2,693	1.96%	0.35%	to	2.20%	5.33%	to	6.19%
2019	149	$12.93	to	$14.38	$2,111	2.28%	0.35%	to	2.20%	5.54%	to	6.38%
2018	115	$12.25	to	$13.52	$1,541	2.40%	0.35%	to	2.20%	(2.39)%	to	(1.61)%
2017	88	$12.55	to	$13.74	$1,203	2.33%	0.35%	to	2.20%	1.09%	to	1.88%
2016	74	$12.42	to	$13.49	$986	2.53%	0.35%	to	2.20%	(0.36)%	to	0.43%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2020	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2019	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2018	—	$—	to	$—	$—	—%	0.35%	to	0.35%	—%	to	—%
2017	—	$47.31	to	$47.31	$11	0.36%	0.35%	to	0.35%	13.55%	to	13.55%
2016	—	$41.66	to	$41.66	$9	—%	0.35%	to	0.35%	15.38%	to	15.38%
MFS International Intrinsic Value Portfolio
2020	1	$25.14	to	$25.14	$14	0.80%	0.35%	to	0.35%	19.79%	to	19.79%
2019	1	$20.98	to	$20.98	$12	1.49%	0.35%	to	0.35%	25.21%	to	25.21%
2018	1	$16.76	to	$16.76	$10	0.92%	0.35%	to	0.35%	(10.04)%	to	(10.04)%
2017	1	$18.63	to	$18.63	$11	1.32%	0.35%	to	0.35%	26.38%	to	26.38%
2016	1	$14.74	to	$14.74	$8	1.15%	0.35%	to	0.35%	3.48%	to	3.48%
MFS VIT Total Return Bond Portfolio
2020	353	$17.48	to	$25.65	$7,134	3.32%	0.35%	to	2.20%	5.81%	to	7.79%
2019	353	$16.54	to	$23.80	$6,711	3.26%	0.35%	to	2.20%	7.55%	to	9.54%
2018	307	$15.38	to	$21.73	$5,395	3.20%	0.35%	to	2.20%	(3.46)%	to	(1.68)%
2017	227	$15.93	to	$22.10	$4,115	3.21%	0.35%	to	2.20%	1.95%	to	3.82%
2016	208	$15.63	to	$21.28	$3,643	3.36%	0.35%	to	2.20%	1.77%	to	3.65%
MFS VIT Utilities Portfolio
2020	—	$39.25	to	$39.25	6	2.25%	0.35%	to	0.35%	5.25%	to	5.25%
2019	—	$37.29	to	$37.29	6	3.83%	0.35%	to	0.35%	24.37%	to	24.37%
2018	—	$29.98	to	$29.98	5	0.86%	0.35%	to	0.35%	0.46%	to	0.46%
2017	—	$29.85	to	$29.85	5	4.17%	0.35%	to	0.35%	14.09%	to	14.09%
2016	—	$26.16	to	$26.16	4	3.69%	0.35%	to	0.35%	10.85%	to	10.85%
PIMCO VIT All Asset Portfolio
2020	1,221	$14.33	to	$20.53	$23,275	4.98%	0.35%	to	3.55%	4.50%	to	6.67%
2019	1,397	$13.71	to	$19.29	$25,074	2.89%	0.35%	to	3.55%	8.26%	to	10.51%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	1,670	$12.67	to	$21.26	$27,268	3.13%	0.35%	to	3.55%	(8.49)%	to	(5.74)%
2017	1,937	$13.84	to	$22.55	$33,997	4.58%	0.35%	to	3.55%	9.87%	to	13.15%
2016	2,152	$12.60	to	$19.93	$33,761	2.63%	0.35%	to	3.55%	9.26%	to	12.53%
PIMCO VIT Balanced Allocation Portfolio
2020	948	$12.26	to	$13.13	$12,288	1.00%	1.15%	to	2.20%	8.72%	to	9.58%
2019	1,054	$11.26	to	$11.98	$12,484	2.16%	1.15%	to	2.20%	16.41%	to	17.36%
2018	1,161	$9.67	to	$10.21	$11,736	1.30%	1.15%	to	2.20%	(7.65)%	to	(6.90)%
2017	1,244	$10.47	to	$10.96	$13,524	0.72%	1.15%	to	2.20%	11.99%	to	12.90%
2016	1,367	$9.35	to	$9.71	$13,182	0.76%	1.15%	to	2.20%	0.70%	to	1.52%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2020	326	$4.51	to	$8.14	$1,706	6.53%	—%	to	3.55%	(1.95)%	to	1.00%
2019	364	$4.60	to	$8.06	$1,933	4.51%	—%	to	3.55%	7.81%	to	11.04%
2018	371	$4.27	to	$7.26	$1,819	2.09%	—%	to	3.55%	(16.93)%	to	(14.43)%
2017	440	$5.14	to	$8.48	$2,579	11.23%	—%	to	3.55%	(1.15)%	to	1.80%
2016	474	$5.20	to	$8.33	$2,793	1.10%	—%	to	3.55%	11.42%	to	14.75%
PIMCO VIT Dynamic Bond Portfolio
2020	1,487	$10.40	to	$12.62	$16,712	2.78%	—%	to	3.55%	2.37%	to	4.45%
2019	1,635	$10.16	to	$12.08	$17,819	4.45%	—%	to	3.55%	2.50%	to	4.57%
2018	1,781	$9.64	to	$11.55	$18,766	2.83%	—%	to	3.55%	(1.67)%	to	0.68%
2017	1,945	$9.58	to	$11.75	$20,609	1.71%	—%	to	3.55%	1.86%	to	5.01%
2016	2,075	$9.41	to	$11.19	$21,240	1.75%	—%	to	3.55%	1.59%	to	4.74%
PIMCO VIT Emerging Markets Bond Portfolio
2020	387	$16.00	to	$23.90	$7,924	4.60%	—%	to	3.55%	2.97%	to	5.38%
2019	421	$15.50	to	$24.44	$8,216	4.43%	—%	to	3.55%	10.79%	to	13.37%
2018	492	$13.95	to	$22.00	$8,494	4.13%	—%	to	3.55%	(8.07)%	to	(5.92)%
2017	568	$15.14	to	$23.86	$10,486	5.09%	—%	to	3.55%	6.07%	to	8.53%
2016	691	$14.24	to	$22.43	$11,833	5.27%	—%	to	3.55%	9.39%	to	11.94%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2020	263	$11.19	to	$14.72	$3,525	2.49%	—%	to	3.55%	6.27%	to	8.59%
2019	296	$10.49	to	$13.56	$3,680	2.46%	—%	to	3.55%	2.43%	to	4.66%
2018	321	$10.20	to	$12.96	$3,844	6.31%	—%	to	3.55%	(7.56)%	to	(5.54)%
2017	353	$10.99	to	$16.38	$4,528	1.96%	—%	to	3.55%	4.85%	to	8.63%
2016	377	$10.44	to	$15.08	$4,534	1.51%	—%	to	3.55%	0.41%	to	4.04%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2020	848	$9.00	to	$10.93	$9,149	6.11%	1.15%	to	3.55%	4.49%	to	6.61%
2019	955	$8.61	to	$10.25	$9,668	2.22%	1.15%	to	3.55%	4.28%	to	6.39%
2018	1,052	$8.26	to	$9.64	$10,023	1.68%	1.15%	to	3.55%	(2.35)%	to	(0.36)%
2017	929	$8.86	to	$9.67	$8,891	1.42%	1.15%	to	3.55%	1.52%	to	2.85%
2016	951	$8.73	to	$9.40	$8,857	1.69%	1.15%	to	3.55%	3.94%	to	5.31%
PIMCO VIT Global Managed Asset Allocation Portfolio
2020	984	$12.49	to	$15.12	$14,517	8.11%	—%	to	3.55%	13.26%	to	15.22%
2019	1,145	$11.03	to	$13.13	$14,688	2.16%	—%	to	3.55%	13.49%	to	15.45%
2018	1,334	$9.72	to	$11.37	$14,853	1.70%	—%	to	3.55%	(8.36)%	to	(6.77)%
2017	1,532	$10.60	to	$12.20	$18,336	2.22%	—%	to	3.55%	10.61%	to	12.51%
2016	1,740	$9.59	to	$10.84	$18,539	2.44%	—%	to	3.55%	0.86%	to	2.60%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT High Yield Portfolio
2020	2,719	$17.02	to	$34.02	$68,447	4.84%	—%	to	3.55%	2.21%	to	5.39%
2019	3,153	$16.66	to	$32.28	$76,529	4.96%	—%	to	3.55%	10.92%	to	14.35%
2018	3,570	$15.02	to	$28.23	$76,655	5.10%	—%	to	3.55%	(5.93)%	to	(3.00)%
2017	3,939	$15.96	to	$29.10	$88,177	4.88%	—%	to	3.55%	3.07%	to	6.26%
2016	4,028	$15.49	to	$27.39	$85,850	5.22%	—%	to	3.55%	8.72%	to	12.09%
PIMCO VIT Long-Term U.S. Government Portfolio
2020	17	$29.62	to	$47.74	$590	1.68%	—%	to	2.75%	14.85%	to	17.41%
2019	11	$25.79	to	$30.44	$311	1.99%	—%	to	2.75%	10.88%	to	11.77%
2018	7	$23.26	to	$27.23	$183	2.42%	—%	to	2.75%	(4.51)%	to	(3.74)%
2017²	1	$24.36	to	$25.77	$33	1.58%	—%	to	2.75%	4.51%	to	4.73%
PIMCO VIT Low Duration Portfolio
2020	5	$19.61	to	$19.61	$105	1.14%	0.35%	to	0.35%	2.63%	to	2.63%
2019	2	$19.11	to	$19.11	$47	2.79%	0.35%	to	0.35%	3.67%	to	3.67%
2018	3	$18.43	to	$18.43	$59	1.92%	0.35%	to	0.35%	(0.01)%	to	(0.01)%
2017	3	$18.43	to	$18.43	$60	1.34%	0.35%	to	0.35%	0.99%	to	0.99%
2016	3	$18.25	to	$18.25	$63	1.49%	0.35%	to	0.35%	1.05%	to	1.05%
PIMCO VIT Real Return Portfolio
2020	1,775	$12.48	to	$31.39	$29,506	1.41%	—%	to	3.55%	8.08%	to	11.33%
2019	2,063	$11.55	to	$28.19	$31,244	1.66%	—%	to	3.55%	4.92%	to	8.07%
2018	2,333	$11.00	to	$26.09	$33,152	2.48%	—%	to	3.55%	(5.40)%	to	(2.55)%
2017	2,557	$11.63	to	$26.77	$37,752	2.38%	—%	to	3.55%	0.30%	to	3.30%
2016	2,652	$11.60	to	$25.92	$38,377	2.29%	—%	to	3.55%	1.78%	to	4.83%
PIMCO VIT StocksPLUS Global Portfolio
2020	578	$13.96	to	$17.92	$9,602	1.16%	0.35%	to	3.55%	9.25%	to	11.89%
2019	675	$12.78	to	$16.01	$10,093	1.56%	0.35%	to	3.55%	23.26%	to	26.09%
2018	784	$10.37	to	$12.70	$9,372	1.57%	0.35%	to	3.55%	(13.74)%	to	(11.85)%
2017	888	$12.12	to	$14.41	$12,110	3.37%	0.35%	to	3.55%	19.01%	to	21.76%
2016	1,064	$10.18	to	$11.83	$11,996	5.13%	0.35%	to	3.55%	4.25%	to	6.58%
PIMCO VIT Total Return Portfolio
2020	3,696	$14.82	to	$31.48	$81,796	2.14%	—%	to	3.55%	5.02%	to	8.66%
2019	4,085	$14.10	to	$29.07	$84,759	3.02%	—%	to	3.55%	4.75%	to	7.99%
2018	4,406	$13.45	to	$26.92	$85,463	2.54%	—%	to	3.55%	(3.87)%	to	(0.88)%
2017	4,641	$13.97	to	$27.16	$91,908	2.02%	—%	to	3.55%	1.42%	to	4.92%
2016	4,921	$13.77	to	$25.98	$94,253	2.08%	—%	to	3.55%	(0.90)%	to	2.68%
T. Rowe Price Blue Chip Growth Portfolio
2020	1	$66.19	to	$66.19	$71	—%	0.35%	to	0.35%	33.45%	to	33.45%
2019	1	$49.60	to	$49.60	$53	—%	0.35%	to	0.35%	29.12%	to	29.12%
2018	1	$38.41	to	$38.41	$41	—%	0.35%	to	0.35%	1.29%	to	1.29%
2017	1	$37.92	to	$37.92	$53	—%	0.35%	to	0.35%	35.35%	to	35.35%
2016	1	$28.02	to	$28.02	$39	—%	0.35%	to	0.35%	0.19%	to	0.19%
T. Rowe Price Equity Income Portfolio
2020	2	$32.10	to	$32.10	$52	2.11%	0.35%	to	0.35%	0.60%	to	0.60%
2019	2	$31.90	to	$31.90	$52	2.08%	0.35%	to	0.35%	25.60%	to	25.60%
2018	2	$25.40	to	$25.40	$41	1.79%	0.35%	to	0.35%	(10.01)%	to	(10.01)%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2017	2	$28.23	to	$28.23	$46	1.54%	0.35%	to	0.35%	15.33%	to	15.33%
2016	2	$24.47	to	$24.47	$40	2.09%	0.35%	to	0.35%	18.44%	to	18.44%
T. Rowe Price Health Sciences Portfolio
2020	—	$116.87	to	$116.87	$16	—%	0.35%	to	0.35%	28.82%	to	28.82%
2019	—	$90.72	to	$90.72	$12	—%	0.35%	to	0.35%	28.18%	to	28.18%
2018	—	$70.78	to	$70.78	$9	—%	0.35%	to	0.35%	0.50%	to	0.50%
2017	—	$70.42	to	$70.42	$9	—%	0.35%	to	0.35%	26.86%	to	26.86%
2016	—	$55.51	to	$55.51	$7	—%	0.35%	to	0.35%	(11.03)%	to	(11.03)%
Templeton Global Bond VIP Fund
2020	1,371	$24.63	to	$62.36	$58,232	8.33%	—%	to	3.55%	(8.36)%	to	(5.61)%
2019	1,459	$26.86	to	$66.07	$66,699	7.06%	—%	to	3.55%	(1.30)%	to	1.66%
2018	1,559	$27.20	to	$64.99	$71,093	—%	—%	to	3.55%	(1.39)%	to	1.58%
2017	1,749	$26.40	to	$63.98	$79,365	—%	—%	to	3.55%	(1.47)%	to	1.57%
2016	1,861	$26.79	to	$62.99	$84,067	—%	—%	to	3.55%	(0.50)%	to	2.58%
Templeton Growth VIP Fund
2020	285	$21.23	to	$38.04	$8,968	3.11%	0.35%	to	3.55%	2.10%	to	4.51%
2019	323	$20.79	to	$36.40	$9,901	2.85%	0.35%	to	3.55%	11.14%	to	13.83%
2018	361	$18.71	to	$39.00	$9,789	2.05%	0.35%	to	3.55%	(17.84)%	to	(15.15)%
2017	410	$22.77	to	$45.96	$13,354	1.68%	0.35%	to	3.55%	14.38%	to	18.09%
2016	493	$19.91	to	$38.92	$13,794	2.11%	0.35%	to	3.55%	5.80%	to	9.24%

1 Period from October 14, 2016 (fund commencement) to December 31, 2016
2 Period from May 1, 2017 (fund commencement) to December 31, 2017
3 Period from October 16, 2017 (fund commencement) to December 31, 2017
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits Investment Protector and Income Protector, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.
**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2020, 2019, 2018, 2017 and 2016, are $660, $698, $644, $756 and $764, respectively.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2020

The following open/available funds had no activity for the years or periods ended December 31, 2020, 2019, 2018, 2017 and 2016, and therefore, were not listed in the Financial Highlights:

BNY Mellon VIF Appreciation Portfolio
Invesco V.I. Balanced-Risk Allocation Fund
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Lazard Retirement International Equity Portfolio
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

(7) Subsequent Events

No material subsequent events have occurred since December 31, 2020 through March 29, 2021, the date at which the financial statements were issued, that would require adjustment to the financial statements.

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
A.	FINANCIAL STATEMENTS
THE FOLLOWING FINANCIAL STATEMENTS OF THE COMPANY ARE INCORPORATED BY REFERENCE AS EXHIBIT EX-99.A. FROM POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON APRIL 19, 2021.

1.	REPORT OF INDEPENDENT AUDITORS, PRICEWATERHOUSECOOPERS, LLP
2.	STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS – DECEMBER 31, 2020 AND 2019
3.	STATUTORY STATEMENTS OF OPERATIONS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
4.	STATUTORY STATEMENTS OF CAPITAL AND SURPLUS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
5.	STATUTORY STATEMENTS OF CASH FLOWS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
6.	NOTES TO THE STATUTORY FINANCIAL STATEMENTS AND SCHEDULES – DECEMBER 31, 2020, 2019, AND 2018
THE FOLLOWING FINANCIAL STATEMENTS OF THE VARIABLE ACCOUNT ARE INCLUDED IN PART B OF THIS REGISTRATION STATEMENT.
1.	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PRICEWATERHOUSECOOPERS, LLP
2.	STATEMENTS OF ASSETS AND LIABILITIES – DECEMBER 31, 2020
3.	STATEMENTS OF OPERATIONS – FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2020
4.	STATEMENTS OF CHANGES IN NET ASSETS – FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019
5.	NOTES TO THE FINANCIAL STATEMENTS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE YEARS OR PERIODS IN THE FIVE-YEAR PERIOD THEN ENDED – DECEMBER 31, 2020
B.	EXHIBITS
1.
RESOLUTION OF BOARD OF DIRECTORS OF THE COMPANY AUTHORIZING THE ESTABLISHMENT OF THE SEPARATE ACCOUNT, DATED FEBRUARY 26, 1988 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B1 FROM REGISTRANT’S N-4 FILING (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON JANUARY 13, 1997.

2.	NOT APPLICABLE
3.	A.
PRINCIPAL UNDERWRITER AGREEMENT BY AND BETWEEN PREFERRED LIFE INSURANCE COMPANY OF NEW YORK ON BEHALF OF PREFERRED LIFE VARIABLE ACCOUNT C AND NALAC FINANCIAL PLANS, INC. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.A. FROM REGISTRANT’S PRE-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON MAY 12, 1997.
PREFERRED LIFE INSURANCE COMPANY OF NEW YORK IS THE PREDECESSOR TO ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. PREFERRED LIFE VARIABLE ACCOUNT C IS THE PREDECESSOR TO ALLIANZ LIFE OF NY VARIABLE ACCOUNT C. NALAC FINANCIAL PLANS, INC., IS THE PREDECESSOR TO USALLIANZ INVESTOR SERVICES, LLC, WHICH IS THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.

B.
BROKER-DEALER AGREEMENT (AMENDED AND RESTATED) BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED JUNE 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 21 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON OCTOBER 21, 2010.

C.
THE CURRENT SPECIMEN OF THE SELLING AGREEMENT BETWEEN ALLIANZ LIFE FINANCIAL SERVICES, LLC, THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS, AND RETAIL BROKERS WHICH OFFER AND SELL THE CONTRACTS TO THE PUBLIC IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM THE INITIAL REGISTRATION STATEMENT TO ALLIANZ LIFE VARIABLE ACCOUNT B’S FORM N-4 (FILE NOS.333-134267 AND 811-05618) ELECTRONICALLY FILED ON MAY 19, 2006.
THE UNDERWRITER HAS EXECUTED VERSIONS OF THE AGREEMENT WITH APPROXIMATELY 2,100 RETAIL BROKERS.

4.	A.
INDIVIDUAL VARIABLE ANNUITY "BASE" CONTRACT-L40529-NY01 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

B.
INDIVIDUAL VARIABLE ANNUITY "BONUS" CONTRACT-L40530-NY01 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

C.
SCHEDULE PAGES (1 THRU 33) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

D.
SCHEDULE PAGES S40747 TO S40796-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 7, 2008.

E.
SCHEDULE PAGES-S40778-02-NY TO S40805-DP-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 16 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2010.

F.
SCHEDULE PAGE-S20325 MAV DB INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 20 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 26, 2010.

G.
SCHEDULE PAGES INVESTMENT PLUS- S40828-NY, S40829-NY, S40830 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON DECEMBER 22, 2010.

H.
ASSET ALLOCATION RIDER-S40741-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

I.
ASSET ALLOCATION RIDER-S40741-02-NY AND S40766-02-NYINCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 16 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2010.

J.
ASSET ALLOCATION RIDER- S40766-03-NY AND INVESTMENT OPTIONS-S40789-03-NY FOR INVESTMENT PROTECTOR INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 10 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON JUNE 7, 2012.

K.
LIFETIME PLUS BENEFIT RIDER-S40742-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

L.
LIFETIME PLUS BENEFIT RIDER (REVISED)-S40742-NY02 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 7, 2008.

M.
LIFETIME PLUS 8 BENEFIT RIDER-S40795-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 7, 2008.

N.
TARGET DATE RETIREMENT BENEFIT RIDER-S40762-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 7, 2008.

O.
TARGET DATE ASSET ALLOCATION RIDER-S40766-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 7, 2008.

P.
INCOME PROTECTOR (08.09) RIDER-S40799-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.M. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 16 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2010.

Q.
INVESTMENT PROTECTOR (08.09) RIDER-S40801-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.N. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 16 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2010.

R.
INVESTMENT PLUS RIDER S40827-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.Q. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON DECEMBER 22, 2010.

S
QUARTERLY VALUE DEATH BENEFIT RIDER-S40743-01-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

T.
QUARTERLY VALUE DEATH BENEFIT RIDER-S40743-02-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.P. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 16 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2010.

U.
MAXIMUM ANNIVERSARY DEATH BENEFIT RIDER-S20326-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.R. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 20 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 26, 2010.

V.
INHERITED IRA/ROTH IRA ENDORSEMENT - S40714-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 27, 2005.

W.
ROTH IRA ENDORSEMENT - P20041 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

X.
IRA ENDORSEMENT - P30012-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

Y.
UNISEX ENDORSEMENT(S20146) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

Z.
403(B) ENDORSEMENT - P30014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

AA.
WAIVER OF WITHDRAWAL CHARGE RIDER-S40749-NY, INCORPORATED BY REFERENCE AS EXHIBIT EX‑99.B4.E. FROM REGISTRANT'S INITIAL FILING ON FORM N-4 (FILE NOS. 333-213128 AND 811-05716), ELECTRONICALLY FILED ON AUGUST 15, 2016.

5.	A.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F40461-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.5. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 17, 2007.

B.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F70033 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.B. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 7, 2008.

C.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F70034-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.C. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 16 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2010.

D.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F70034-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.D. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 20 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 26, 2010.

E.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F60000-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.E. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON DECEMBER 22, 2010.

6.	(I).
THE RESTATED ARTICLES OF INCORPORATION OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.I. FROM ALLIANZ LIFE VARIABLE ACCOUNT B’S FORM N-4 PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

(II).
THE RESTATED BYLAWS OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.II. FROM ALLIANZ LIFE VARIABLE ACCOUNT B’S FORM N-4 PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

7.	NOT APPLICABLE
8.	A.
22C-2 AGREEMENTS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.A. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 28 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2008.

B.
22C-2 AGREEMENT-BLACKROCK DISTRIBUTORS, INC. DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.B. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

C.
PARTICIPATION AGREEMENT BETWEEN BLACKROCK SERIES FUND, INC., BLACKROCK DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE CO. OF NEW YORK, AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.C. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

D.
PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, DATED 11/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.E. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 28, 2000.

	E.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

	F.	-
AMENDMENT TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 9/1/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

G.
PARTICIPATION AGREEMENT & AMENDMENT BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 09/29/10 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON DECEMBER 22, 2010.

H.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

I.
PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), AND DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.N. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 27, 2005.

J.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

K.	-
AMENDMENT  TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED JANUARY 16, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 10 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON APRIL 28, 2014.

L.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

M.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180722 AND 811-05716) ELECTRONICALLY FILED ON JULY 27, 2012.

N.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED JULY 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2013.

O.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.O. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

P.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AE. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2013.

Q.	-
FUND/SERV AND NETWORKING SUPPLEMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AF. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2013.

R.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.R. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

S.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PREMIER MULTI-SERIES VIT AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED MAY 1, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.S. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

T.
PARTICIPATION AGREEMENT BETWEEN PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 28, 2000.

U.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (FORMERLY PREFERRED LIFE INSURANCE COMPANY OF NEW YORK), PIMCO VARIABLE INSURANCE TRUST, AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC (FORMERLY PIMCO FUNDS DISTRIBUTORS LLC), DATED 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

V.	-
AMENDMENT DATED MAY 1, 2011 TO THE PARTICIPATION AGREEMENT DATED DECEMBER 1, 1999, BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO INVESTMENTS LLC, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-171428 AND 811-05716), ELECTRONICALLY FILED ON OCTOBER 18, 2011.

W.	-
AMENDMENT DATED APRIL 30, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON APRIL 6, 2012.

X.	-
AMENDMENT DATED SEPTEMBER 17, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

Y.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PIMCO EQUITY SERIES VIT, PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED OCTOBER 15, 2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

Z.
ADMINSTRATIVE SERVICES AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE, DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.D. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

AA.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AC. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 27, 2005.

AB.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 8/8/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

AC.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JULY 16, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 3 TO FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 21, 2012.

AD.
SERVICE AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INVESTMENT ADVISERS INC., AND JPMORGAN INVESTMENT MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180722 AND 811-05716) ELECTRONICALLY FILED ON JULY 27, 2012.

AE.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN PIMCO VARIABLE INSURANCE TRUST AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK DATED JUNE 17, 2010 AND AMENDMENT DATED APRIL 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 10 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON JUNE 7, 2012.

AF.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

AG.
DISTRIBUTION SERVICE AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS, LLC DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

AH.
INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JUNE 23, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON APRIL 6, 2012.

	AI.	-
AMENDMENT DATED 4-30-2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JUNE 23, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON APRIL 6, 2012.

	AJ.	-
AMENDMENT  DATED SEPTEMBER 17, 2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JUNE 23, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

AK.
AMENDMENT DATED MARCH 5, 2015 TO SHAREHOLDER SERVICES AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE FINANCIAL SERVICES, LLC,  INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AB. FROM POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 13, 2015.

AL.
REVISED SCHEDULE A DATED APRIL 15, 2015 TO THE AMENDMENT DATED MARCH 5, 2015 TO SHAREHOLDER SERVICES AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AL. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

AM.
MARKETING SUPPORT AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED APRIL 15, 2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AM. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

9.*	OPINION AND CONSENT OF COUNSEL
10.*	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
11.	NOT APPLICABLE
12.	NOT APPLICABLE
13.*	A.	POWER OF ATTORNEY

*	FILED HEREWITH

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

UNLESS NOTED OTHERWISE, ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
THE FOLLOWING ARE THE OFFICERS AND DIRECTORS OF THE COMPANY:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DEPOSITOR
WALTER R. WHITE	CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND	DIRECTOR, CHIEF FINANCIAL OFFICER AND TREASURER
MARTHA CLARK GOSS 122 TIMBER RIDGE ROAD NEWTOWN, PA 18940	DIRECTOR
GARY A. SMITH IVY PLANNING GROUP, LLC 6701 DEMOCRACY BLVD, SUITE 300 BETHESDA, MD 20817	DIRECTOR
ERIC J. THOMES	DIRECTOR AND PRESIDENT
STEVEN J. THIEL	DIRECTOR, VICE PRESIDENT, APPOINTED ACTUARY
NEIL H. MCKAY	CHIEF ACTUARY
GRETCHEN CEPEK	CHIEF LEGAL OFFICER AND SECRETARY
CATHERINE A. MAHONE	CHIEF ADMINISTRATIVE OFFICER
STEPHEN W KOSLOW	VICE PRESIDENT, CHIEF ETHICS AND COMPLIANCE OFFICER AND CONSUMER AFFAIRS OFFICER
TODD M. HEDTKE	CHIEF INVESTMENT OFFICER
BRENT M. HIPSHER	VICE PRESIDENT, CONTROLLER, AND ASSISTANT TREASURER
RONALD M. CLARK 14401 NORTH GIANT SAGUARO PLACE ORO VALLEY, ARIZONA 85755	DIRECTOR
LORRAINE LODS 71 SHEPHERD STREET ROCKVILLE CENTRE, NY 11570	DIRECTOR
KEVIN E. WALKER 14092 N. BRIGHT ANGEL TRAIL MARANA, AZ 85658	DIRECTOR
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
THE INSURANCE COMPANY ORGANIZATIONAL CHART IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2021.ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 26, 2021, there were 8,843 qualified and 3,848 non-qualified Allianz Vision NY Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company, as restated March 9, 2011, provide:
ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES
To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Insurance Company pursuant to the foregoing provisions, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Insurance Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS
A.	ALLIANZ LIFE FINANCIAL SERVICES, LLC (PREVIOUSLY USALLIANZ INVESTOR SERVICES, LLC) IS THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS. IT ALSO IS THE PRINCIPAL UNDERWRITER FOR:
ALLIANZ LIFE VARIABLE ACCOUNT A
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ FUNDS
B.	THE FOLLOWING ARE THE OFFICERS (MANAGERS) AND DIRECTORS (BOARD OF GOVERNORS) OF ALLIANZ LIFE FINANCIAL SERVICES, LLC. ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
MICHAEL J. BRANDRIET	GOVERNOR AND PRESIDENT
ERIC J. THOMES	GOVERNOR, CHIEF EXECUTIVE OFFICER, AND CHIEF MANAGER
CATHERINE A. MAHONE	GOVERNOR
WILLIAM E. GAUMOND	GOVERNOR
BRENT M. HIPSHER	CHIEF FINANCIAL OFFICER AND TREASURER
MATTHEW C. DIAN	VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
HEATHER L. KELLY	EXECUTIVE VICE PRESIDENT, HEAD OF ADVISORY & STRATEGIC ACCOUNTS
KRISTINE M. LORD-KRAHN	CHIEF LEGAL OFFICER AND SECRETARY
TRACY M. HADDY	ASSISTANT SECRETARY

C.	FOR THE PERIOD 1-1-2020 TO 12-31-2020
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
ALLIANZ LIFE FINANCIAL SERVICES, LLC	$31,063,685.59	$0	$0	$0
THE $31,063,685.59 THAT ALLIANZ LIFE FINANCIAL SERVICES, LLC RECEIVED FROM ALLIANZ LIFE OF NEW YORK AS COMMISSIONS ON THE SALE OF CONTRACTS ISSUED UNDER ALLIANZ LIFE OF NY VARIABLE ACCOUNT C WAS SUBSEQUENTLY PAID ENTIRELY TO THE THIRD PARTY BROKER/DEALERS THAT PERFORM THE RETAIL DISTRIBUTION OF THE CONTRACTS AND, THEREFORE, NO COMMISSION OR COMPENSATION WAS RETAINED BY ALLIANZ LIFE FINANCIAL SERVICES, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2021.
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

By: WALTER R. WHITE(1)
Walter R. White
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2021.
SIGNATURE	TITLE
WALTER R. WHITE(1)	CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND(1)	DIRECTOR, CHIEF FINANCIAL OFFICER AND TREASURER (PRINCIPAL ACCOUNTING OFFICER)
STEVEN J. THIEL(1)	DIRECTOR, VICE PRESIDENT AND APPOINTED ACTUARY
ERIC THOMES(1)	DIRECTOR
GARY A. SMITH(1)	DIRECTOR
MARTHA CLARK GOSS(1)	DIRECTOR
RONALD M. CLARK(1)	DIRECTOR
LORRAINE LODS(1)	DIRECTOR
KEVIN E. WALKER(1)	DIRECTOR
(1)	By Power of Attorney filed herewith.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 55
TO FORM N-4
(FILE NOS. 333-143195 AND 811-05716)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
INDEX TO EXHIBITS
EX-99.B9.	OPINION AND CONSENT OF COUNSEL
EX-99.B10.	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
EX-99.B13.A	POWER OF ATTORNEY